SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%

Communication Services — 9.7%
Alphabet Inc, Cl A	86,754	$18,471
Alphabet Inc, Cl C	18,200	3,886
AT&T Inc	192,935	5,651
BCE Inc	59,545	1,486
Comcast Corp, Cl A	104,486	3,549
Electronic Arts Inc	4,843	833
Fox Corp	24,500	1,463
Liberty Media Corp-Liberty Formula One, Cl C *	5,212	521
Meta Platforms Inc, Cl A	19,476	14,387
Netflix Inc *	2,242	2,709
Omnicom Group Inc	14,443	1,131
Pinterest Inc, Cl A *	19,000	696
Reddit Inc, Cl A *	366	82
ROBLOX Corp, Cl A *	16,605	2,069
Roku Inc, Cl A *	4,359	421
Sirius XM Holdings Inc	16,700	395
Spotify Technology SA *	2,368	1,615
Take-Two Interactive Software Inc *	3,310	772
TEGNA Inc	26,800	568
TKO Group Holdings Inc, Cl A	1,773	336
T-Mobile US Inc	3,767	949
Trade Desk Inc/The, Cl A *	2,201	120
Verizon Communications Inc	52,904	2,340

		64,450
Consumer Discretionary — 11.7%
ADT Inc	105,700	921
Airbnb Inc, Cl A *	5,099	666
Amazon.com Inc *	51,179	11,720
Amer Sports Inc *	14,512	571
Autoliv Inc	5,100	633
AutoNation Inc *	3,434	752
AutoZone Inc *	2,141	8,989
Best Buy Co Inc	6,500	479
Booking Holdings Inc	343	1,920
BorgWarner Inc	28,923	1,237
CarMax Inc *	3,248	199
Carnival Corp, Cl A *	8,221	262
Carter's Inc	9,900	283
Carvana Co, Cl A *	138	51
DoorDash Inc, Cl A *	5,074	1,244
eBay Inc	33,763	3,059
Expedia Group Inc	6,700	1,439
Five Below Inc *	369	54
Ford Motor Co	166,912	1,965
Frontdoor Inc *	7,937	482
Garmin Ltd	3,025	731
General Motors Co	41,722	2,444
Genuine Parts Co	12,844	1,790
Goodyear Tire & Rubber Co/The *	41,000	348
Guess? Inc	18,000	303

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Harley-Davidson Inc	18,700	$545
Hasbro Inc	3,090	251
Hilton Worldwide Holdings Inc	11,825	3,264
Home Depot Inc/The	5,874	2,389
Jack in the Box Inc	5,995	116
Lear Corp	4,700	517
Levi Strauss & Co, Cl A	9,482	212
Lowe's Cos Inc	22,567	5,824
Macy's Inc	36,200	479
Marriott International Inc/MD, Cl A	10,098	2,705
Mattel Inc *	33,400	611
MercadoLibre Inc *	248	613
MGM Resorts International *	16,800	667
Mobileye Global Inc, Cl A *	13,209	185
NIKE Inc, Cl B	23,539	1,821
O'Reilly Automotive Inc *	3,707	384
Peloton Interactive Inc, Cl A *	1,522	12
Penske Automotive Group Inc	2,000	369
Perdoceo Education Corp	11,164	365
PulteGroup Inc	14,600	1,927
Red Rock Resorts Inc, Cl A	4,368	270
Ross Stores Inc	16,129	2,374
Sea Ltd ADR *	13,951	2,602
Tesla Inc *	6,500	2,170
TJX Cos Inc/The	28,692	3,920
Ulta Beauty Inc *	244	120
Visteon Corp	2,052	254
Wayfair Inc, Cl A *	6,497	485

		77,993
Consumer Staples — 5.2%
Albertsons Cos Inc, Cl A	49,700	967
Altria Group Inc	55,281	3,716
Archer-Daniels-Midland Co	10,700	670
Bunge Global SA	8,800	741
Campbell Soup Co	21,100	674
Casey's General Stores Inc	6,297	3,114
Central Garden & Pet Co, Cl A *	2,414	80
Coca-Cola Co/The	15,259	1,053
Colgate-Palmolive Co	19,010	1,598
Conagra Brands Inc	19,200	367
Costco Wholesale Corp	3,428	3,234
Diageo PLC ADR	9,700	1,085
Dollar General Corp	4,765	518
General Mills Inc	6,600	326
Herbalife Ltd *	15,000	147
J M Smucker Co/The	3,700	409
Keurig Dr Pepper Inc	11,695	340
Kraft Heinz Co/The	46,400	1,298
Kroger Co/The	28,600	1,940
Molson Coors Beverage Co, Cl B	30,900	1,560
PepsiCo Inc	20,722	3,080
Philip Morris International Inc	24,480	4,091
Seaboard Corp	32	127

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Target Corp	11,815	$1,134
Unilever PLC ADR	33,815	2,137
Walmart Inc	3,778	366

		34,772
Energy — 2.8%
Antero Midstream Corp	5,546	99
APA Corp	18,600	432
Cheniere Energy Inc	6,988	1,690
Chevron Corp	11,133	1,788
ConocoPhillips	16,858	1,668
Devon Energy Corp	18,700	675
Diamondback Energy Inc	10,139	1,508
EOG Resources Inc	4,000	499
Exxon Mobil Corp	34,478	3,941
Halliburton Co	24,000	546
HF Sinclair Corp	28,574	1,454
Marathon Petroleum Corp	5,300	953
Murphy Oil Corp	16,700	415
Phillips 66	3,200	427
Scorpio Tankers Inc	10,600	534
TechnipFMC PLC	7,974	293
Valero Energy Corp	6,900	1,049
Williams Cos Inc/The	10,469	606

		18,577
Financials — 18.0%
Ally Financial Inc	12,000	493
American International Group Inc	15,400	1,252
Ameriprise Financial Inc	7,312	3,764
Annaly Capital Management Inc ‡	19,900	422
Arch Capital Group Ltd	4,800	439
Bank of America Corp	103,966	5,275
Bank of New York Mellon Corp/The	31,180	3,293
Berkshire Hathaway Inc, Cl B *	3,064	1,541
Brown & Brown Inc	20,273	1,965
Cboe Global Markets Inc	1,615	381
Charles Schwab Corp/The	11,397	1,092
Chubb Ltd	7,488	2,060
Citigroup Inc	74,956	7,239
Citizens Financial Group Inc	31,700	1,657
CME Group Inc, Cl A	16,651	4,438
Commerce Bancshares Inc/MO	5,946	368
Corebridge Financial Inc	31,700	1,102
Everest Group Ltd	2,700	923
FactSet Research Systems Inc	5,235	1,954
Fidelis Insurance Holdings Ltd	16,800	294
First Horizon Corp	42,200	954
Fiserv Inc *	4,326	598
Goldman Sachs Group Inc/The	2,381	1,774
Hanover Insurance Group Inc/The	5,247	910
Hartford Financial Services Group Inc/The	12,400	1,641
Houlihan Lokey Inc, Cl A	1,516	302
Jackson Financial Inc, Cl A	4,109	406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JPMorgan Chase & Co	33,527	$10,106
Kinsale Capital Group Inc	4,415	2,020
Lincoln National Corp	12,100	519
M&T Bank Corp	2,100	424
MarketAxess Holdings Inc	545	100
Mastercard Inc, Cl A	14,660	8,727
MetLife Inc	11,300	919
MGIC Investment Corp	45,000	1,252
Moody's Corp	14,141	7,209
Morgan Stanley	55,816	8,399
Morningstar Inc	2,304	605
MSCI Inc, Cl A	10,273	5,832
Navient Corp	18,800	258
NU Holdings Ltd/Cayman Islands, Cl A *	51,150	757
Park National Corp	862	148
PayPal Holdings Inc *	18,800	1,320
Radian Group Inc	22,400	781
Regions Financial Corp	33,700	923
RenaissanceRe Holdings Ltd	114	28
Robinhood Markets Inc, Cl A *	11,718	1,219
Rocket Cos Inc, Cl A	14,443	257
S&P Global Inc	954	523
State Street Corp	18,500	2,127
Travelers Cos Inc/The	8,940	2,427
Truist Financial Corp	47,148	2,207
Unum Group	16,700	1,167
US Bancorp	6,388	312
Virtu Financial Inc, Cl A	9,912	416
Visa Inc, Cl A	20,468	7,200
Wells Fargo & Co	51,814	4,258
Western Union Co/The	49,400	428
Zions Bancorp NA	11,100	644

		120,049
Health Care — 9.2%
Abbott Laboratories	4,573	607
AbbVie Inc	8,018	1,687
Abivax SA ADR *	5,792	469
Becton Dickinson & Co	5,341	1,031
Biogen Inc *	890	118
Boston Scientific Corp *	5,844	616
Bristol-Myers Squibb Co	37,600	1,774
Cardinal Health Inc	3,872	576
Cencora Inc	10,136	2,956
Centene Corp *	16,100	467
Cigna Group/The	3,236	974
CVS Health Corp	20,350	1,489
Danaher Corp	431	89
Eli Lilly & Co	4,674	3,424
Exelixis Inc *	20,200	756
Gilead Sciences Inc	22,623	2,556
Halozyme Therapeutics Inc *	1,153	84
HCA Healthcare Inc	3,400	1,373
Incyte Corp *	16,400	1,388

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intuitive Surgical Inc *	807	$382
Ionis Pharmaceuticals Inc *	1,496	64
Jazz Pharmaceuticals PLC *	6,880	879
Johnson & Johnson	55,688	9,866
Kiniksa Pharmaceuticals International PLC, Cl A *	6,123	205
McKesson Corp	452	310
Medtronic PLC	22,889	2,124
Merck & Co Inc	38,835	3,267
Mettler-Toledo International Inc *	2,354	3,063
Natera Inc *	6,886	1,159
Novartis AG ADR	13,261	1,678
Organon & Co	4,167	39
Pfizer Inc	122,961	3,044
Regeneron Pharmaceuticals Inc	794	461
STERIS PLC	13,149	3,222
Stryker Corp	784	307
Tenet Healthcare Corp *	506	93
UnitedHealth Group Inc	9,904	3,069
Universal Health Services Inc, Cl B	2,900	527
Veeva Systems Inc, Cl A *	3,533	951
Viatris Inc	50,500	533
West Pharmaceutical Services Inc	250	62
Zoetis Inc, Cl A	22,668	3,545

		61,284
Industrials — 9.5%
AGCO Corp	7,500	811
Allegion PLC	5,052	858
Allison Transmission Holdings Inc	12,700	1,109
American Airlines Group Inc *	24,500	328
Automatic Data Processing Inc	8,063	2,452
Axon Enterprise Inc *	32	24
Booz Allen Hamilton Holding Corp, Cl A	15,512	1,686
Builders FirstSource Inc *	3,100	430
Carrier Global Corp	38,566	2,514
Caterpillar Inc	424	178
Cintas Corp	18,710	3,930
CNH Industrial NV	30,300	347
Copart Inc *	60,149	2,936
Crane Co	2,198	407
Cummins Inc	3,200	1,275
Curtiss-Wright Corp	1,656	792
Delta Air Lines Inc	22,885	1,414
Dycom Industries Inc *	922	233
Eaton Corp PLC	712	249
FedEx Corp	3,700	855
Ferguson Enterprises Inc	4,269	987
General Dynamics Corp	10,297	3,342
General Electric Co	90	25
Genpact Ltd	11,300	512
GFL Environmental Inc	13,610	681
Graco Inc	26,040	2,224
Griffon Corp	5,800	442

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HEICO Corp	1,548	$483
HEICO Corp, Cl A	5,585	1,368
Honeywell International Inc	2,209	485
Huntington Ingalls Industries Inc	800	217
Johnson Controls International PLC	20,919	2,236
Lockheed Martin Corp	2,463	1,122
Lyft Inc, Cl A *	1,550	25
ManpowerGroup Inc	10,500	445
Old Dominion Freight Line Inc	8,987	1,357
OPENLANE Inc *	1,917	55
Oshkosh Corp	6,200	864
Otis Worldwide Corp	31,325	2,706
Owens Corning	7,800	1,171
Power Solutions International Inc *	1,583	131
QXO Inc *	34,906	703
REV Group Inc	1,521	81
Rockwell Automation Inc	456	157
Rollins Inc	2,237	126
RTX Corp	22,724	3,604
Science Applications International Corp	5,200	612
Siemens AG ADR	18,834	2,616
Textron Inc	17,400	1,395
Tutor Perini Corp *	5,844	344
Uber Technologies Inc *	14,107	1,322
United Airlines Holdings Inc *	15,883	1,668
United Parcel Service Inc, Cl B	11,493	1,005
Upwork Inc *	34,400	529
Vertiv Holdings Co, Cl A	8,711	1,111
Waste Connections Inc	19,466	3,597
Watts Water Technologies Inc, Cl A	470	130
Woodward Inc	4,216	1,041
Worthington Enterprises Inc	385	25

		63,772
Information Technology — 25.1%
Adobe Inc *	6,934	2,473
Advanced Micro Devices Inc *	9,101	1,480
Akamai Technologies Inc *	7,369	583
Amdocs Ltd	11,000	941
Amphenol Corp, Cl A	27,414	2,984
Analog Devices Inc	19,320	4,855
Apple Inc	65,614	15,232
Applied Materials Inc	6,500	1,045
AppLovin Corp, Cl A *	10,582	5,064
Arista Networks Inc *	1,450	198
Arrow Electronics Inc *	6,200	783
Astera Labs Inc *	6,554	1,194
Atlassian Corp, Cl A *	159	28
Broadcom Inc	49,258	14,649
Calix Inc *	4,113	245
Cisco Systems Inc	78,660	5,435
Coherent Corp *	2,327	211
Credo Technology Group Holding Ltd *	879	108
Dell Technologies Inc, Cl C	14,300	1,747

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DigitalOcean Holdings Inc *	2,092	$68
Dropbox Inc, Cl A *	34,000	988
DXC Technology Co *	18,200	263
F5 Inc *	1,239	388
Fabrinet *	586	194
Flex Ltd *	22,317	1,197
Gen Digital Inc	19,800	598
Globant SA *	4,793	322
GoDaddy Inc, Cl A *	5,208	772
Hewlett Packard Enterprise Co	80,900	1,826
HP Inc	40,200	1,147
Intel Corp	15,913	387
International Business Machines Corp	224	55
Intuit Inc	5,817	3,880
JFrog Ltd *	7,895	390
Marvell Technology Inc	1,282	81
Microchip Technology Inc	2,028	132
Micron Technology Inc	4,819	574
Microsoft Corp	72,348	36,658
MongoDB Inc, Cl A *	2,805	885
Monolithic Power Systems Inc	3,801	3,177
Motorola Solutions Inc	6,488	3,065
Nebius Group NV, Cl A *	25,292	1,728
NVIDIA Corp	119,513	20,817
Oracle Corp	31,118	7,037
Palantir Technologies Inc, Cl A *	3,375	529
Palo Alto Networks Inc *	1,365	260
QUALCOMM Inc	22,384	3,598
Rubrik Inc, Cl A *	3,879	347
salesforce.com	13,755	3,525
SanDisk Corp *	9,229	484
Seagate Technology Holdings PLC	1,379	231
ServiceNow Inc *	243	223
Skyworks Solutions Inc	2,114	158
Snowflake Inc, Cl A *	2,784	664
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,217	6,053
TD SYNNEX Corp	6,500	962
TE Connectivity PLC	2,880	595
Texas Instruments Inc	1,346	273
Twilio Inc, Cl A *	4,459	471
Western Digital Corp	27,275	2,191
Zoom Video Communications Inc, Cl A *	9,278	755

		167,203
Materials — 3.1%
Anglogold Ashanti PLC	8,084	458
CF Industries Holdings Inc	5,490	476
Dow Inc	43,027	1,060
Eastman Chemical Co	5,900	415
Ecolab Inc	90	25
Glatfelter Corp *	1,741	22
Hecla Mining Co	4,756	40
James Hardie Industries PLC ADR *	21,044	424

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Linde PLC	7,968	$3,811
Martin Marietta Materials Inc	642	396
Mosaic Co/The	10,200	341
NewMarket Corp	1,000	827
Newmont Corp	25,910	1,928
O-I Glass Inc, Cl I *	29,800	387
Reliance Inc	7,218	2,134
Sherwin-Williams Co/The	17,712	6,479
SSR Mining Inc *	8,885	171
Steel Dynamics Inc	4,900	641
Sylvamo Corp	9,500	438

		20,473
Real Estate — 2.0%
American Tower Corp, Cl A ‡	1,358	277
Brixmor Property Group Inc ‡	15,500	434
CBRE Group Inc, Cl A *	1,606	260
CoStar Group Inc *	9,459	847
Crown Castle Inc ‡	13,510	1,339
Cushman & Wakefield PLC *	16,980	268
Equinix Inc ‡	3,811	2,996
Healthpeak Properties Inc ‡	91,637	1,644
Host Hotels & Resorts Inc ‡	68,100	1,172
Iron Mountain Inc ‡	7,573	699
Service Properties Trust ‡	37,100	100
Ventas Inc ‡	14,825	1,009
VICI Properties Inc, Cl A ‡	65,110	2,200
Zillow Group Inc, Cl A *	2,077	169
Zillow Group Inc, Cl C *	3,722	314

		13,728
Utilities — 1.9%
American Electric Power Co Inc	10,574	1,174
Constellation Energy Corp	2,712	835
Duke Energy Corp	18,184	2,227
Entergy Corp	5,116	451
Eversource Energy	14,300	916
National Fuel Gas Co	4,083	354
NextEra Energy Inc	29,297	2,111
NRG Energy Inc	4,284	624
Talen Energy Corp *	7,434	2,817
UGI Corp	14,800	513
Vistra Corp	2,576	487

		12,509
Total Common Stock
(Cost $426,539) ($ Thousands)		654,810

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	10,861,335	$10,861
Total Cash Equivalent
(Cost $10,861) ($ Thousands)		10,861
Total Investments in Securities — 99.8%
(Cost $437,400) ($ Thousands)		$665,671

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	18	Sep-2025	$5,789	$5,826	$37
S&P Mid Cap 400 Index E-MINI	5	Sep-2025	1,607	1,629	22
			$7,396	$7,455	$59

Percentages are based on Net Assets of $666,854 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,737	$66,916	$(72,792)	$—	$—	$10,861	$133	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.5%

Communication Services — 8.8%
Alphabet Inc, Cl A	177,275	$37,744
Alphabet Inc, Cl C	24,845	5,305
AT&T Inc	353,908	10,366
Comcast Corp, Cl A	161,263	5,478
Electronic Arts Inc	23,593	4,057
Meta Platforms Inc, Cl A	46,705	34,501
Netflix Inc *	7,598	9,180
News Corp, Cl A	4,444	131
Pinterest Inc, Cl A *	50,228	1,840
Reddit Inc, Cl A *	118	26
ROBLOX Corp, Cl A *	8,673	1,081
Roku Inc, Cl A *	15,413	1,488
Take-Two Interactive Software Inc *	4,102	957
T-Mobile US Inc	12,656	3,189
Trade Desk Inc/The, Cl A *	2,943	161
Verizon Communications Inc	82,184	3,635
Walt Disney Co/The	20,510	2,428
Warner Bros Discovery Inc *	99,837	1,162

		122,729
Consumer Discretionary — 8.8%
Abercrombie & Fitch Co, Cl A *	28,010	2,620
ADT Inc	317,902	2,769
Airbnb Inc, Cl A *	28,523	3,723
Amazon.com Inc *	79,259	18,150
AutoNation Inc *	2,210	484
AutoZone Inc *	3,488	14,644
Booking Holdings Inc	1,161	6,500
CarMax Inc *	28,886	1,772
Carnival Corp, Cl A *	78,117	2,491
DoorDash Inc, Cl A *	18,633	4,570
eBay Inc	51,035	4,624
Etsy Inc *	13,563	719
Five Below Inc *	2,084	302
Ford Motor Co	128,237	1,509
Garmin Ltd	10,442	2,525
General Motors Co	81,665	4,785
Hilton Worldwide Holdings Inc	12,900	3,561
Home Depot Inc/The	9,616	3,912
Levi Strauss & Co, Cl A	31,902	714
LKQ Corp	59,014	1,925
Lowe's Cos Inc	15,200	3,923
Magna International Inc, Cl A	35,220	1,617
Marriott International Inc/MD, Cl A	16,529	4,427
MGM Resorts International *	27,125	1,077
NIKE Inc, Cl B	26,000	2,012
O'Reilly Automotive Inc *	52,514	5,445
PVH Corp	3,556	300
Ross Stores Inc	26,397	3,885
Royal Caribbean Cruises Ltd	11,170	4,057
Tesla Inc *	13,599	4,540
TJX Cos Inc/The	54,345	7,424

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ulta Beauty Inc *	2,463	$1,214
Wayfair Inc, Cl A *	18,191	1,357

		123,577
Consumer Staples — 5.1%
Albertsons Cos Inc, Cl A	42,262	822
Ambev ADR	826,840	1,852
Archer-Daniels-Midland Co	55,100	3,452
Casey's General Stores Inc	10,307	5,097
Coca-Cola Co/The	71,697	4,946
Colgate-Palmolive Co	28,736	2,416
Conagra Brands Inc	112,080	2,144
Costco Wholesale Corp	5,840	5,509
Dollar General Corp	66,349	7,216
Estee Lauder Cos Inc/The, Cl A	20,760	1,904
Kroger Co/The	121,538	8,245
PepsiCo Inc	23,600	3,508
Philip Morris International Inc	54,741	9,149
Procter & Gamble Co/The	29,855	4,689
Tyson Foods Inc, Cl A	26,070	1,480
US Foods Holding Corp *	20,681	1,605
Walmart Inc	76,754	7,444

		71,478
Energy — 2.4%
BP PLC ADR	60,820	2,143
Canadian Natural Resources Ltd	85,640	2,711
Cheniere Energy Inc	11,439	2,766
Chevron Corp	6,708	1,077
ConocoPhillips	25,360	2,510
Devon Energy Corp	36,240	1,308
Diamondback Energy Inc	16,592	2,468
Exxon Mobil Corp	45,458	5,195
Hess Midstream LP, Cl A	22,561	930
HF Sinclair Corp	22,955	1,168
Ovintiv Inc	62,279	2,623
Schlumberger NV	39,120	1,441
Shell PLC ADR	39,610	2,926
Targa Resources Corp	8,946	1,501
TechnipFMC PLC	19,850	730
Williams Cos Inc/The	31,327	1,813

		33,310
Financials — 17.6%
Allstate Corp/The	23,274	4,735
American International Group Inc	21,766	1,770
Ameriprise Financial Inc	10,496	5,404
Annaly Capital Management Inc ‡	193,030	4,090
Arch Capital Group Ltd	2,162	198
Bank of America Corp	154,321	7,830
Bank of New York Mellon Corp/The	44,430	4,692
Berkshire Hathaway Inc, Cl B *	12,439	6,257
BlackRock Funding Inc/DE	2,754	3,104
Brown & Brown Inc	33,185	3,217
Capital One Financial Corp	17,733	4,029

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	41,947	$4,020
Citigroup Inc	158,738	15,329
CME Group Inc, Cl A	31,476	8,389
Comerica Inc	34,931	2,465
FactSet Research Systems Inc	5,800	2,165
Fidelity National Information Services Inc	39,846	2,782
Fiserv Inc *	14,668	2,027
Global Payments Inc	105,700	9,388
Goldman Sachs Group Inc/The	11,601	8,646
Hanover Insurance Group Inc/The	8,161	1,416
Intercontinental Exchange Inc	13,112	2,316
Jackson Financial Inc, Cl A	10,988	1,086
JPMorgan Chase & Co	77,975	23,503
Kinsale Capital Group Inc	7,228	3,307
M&T Bank Corp	13,610	2,745
Mastercard Inc, Cl A	28,682	17,074
Moody's Corp	15,700	8,003
Morgan Stanley	89,271	13,434
Morningstar Inc	5,542	1,454
MSCI Inc, Cl A	19,289	10,951
Nasdaq Inc	34,945	3,311
PayPal Holdings Inc *	10,343	726
Popular Inc	20,143	2,531
RenaissanceRe Holdings Ltd	13,772	3,347
Rithm Capital Corp ‡	132,719	1,643
Robinhood Markets Inc, Cl A *	9,408	979
S&P Global Inc	4,063	2,228
Synchrony Financial	46,348	3,538
Synovus Financial Corp	56,253	2,903
Travelers Cos Inc/The	19,223	5,219
US Bancorp	1,980	97
Visa Inc, Cl A	56,016	19,705
Webster Financial Corp	18,150	1,129
Wells Fargo & Co	88,128	7,242
Willis Towers Watson PLC	10,990	3,591
Zions Bancorp NA	49,773	2,887

		246,902
Health Care — 9.2%
Abbott Laboratories	29,225	3,877
AbbVie Inc	36,171	7,610
AstraZeneca PLC ADR	19,900	1,590
Avantor Inc *	49,216	663
Biogen Inc *	10,207	1,350
Bridgebio Pharma Inc *	17,559	909
Bristol-Myers Squibb Co	20,978	990
Cencora Inc	16,592	4,838
Centene Corp *	49,723	1,444
Cigna Group/The	1,826	549
CVS Health Corp	150,394	11,001
Dexcom Inc *	6,737	508
Eli Lilly & Co	13,585	9,952
Exelixis Inc *	11,332	424
Genmab ADR *	66,090	1,644

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gilead Sciences Inc	25,447	$2,875
GSK PLC ADR	71,370	2,831
Halozyme Therapeutics Inc *	19,615	1,435
HCA Healthcare Inc	657	265
Hims & Hers Health Inc *	3,095	131
Humana Inc	8,990	2,730
ICON PLC *	13,670	2,432
Incyte Corp *	618	52
Jazz Pharmaceuticals PLC *	19,793	2,529
Johnson & Johnson	83,114	14,725
McKesson Corp	2,286	1,570
Medtronic PLC	14,810	1,374
Merck & Co Inc	4,628	389
Mettler-Toledo International Inc *	2,700	3,513
Neurocrine Biosciences Inc *	7,718	1,077
Organon & Co	104,550	985
Pfizer Inc	224,395	5,556
Regeneron Pharmaceuticals Inc	5,240	3,043
ResMed Inc	7,428	2,039
Royalty Pharma PLC, Cl A	48,440	1,743
Sanofi SA ADR	47,110	2,331
Sarepta Therapeutics Inc *	4,218	77
STERIS PLC	17,158	4,205
Stryker Corp	6,098	2,387
Teleflex Inc	1,612	204
UnitedHealth Group Inc	18,098	5,608
Veeva Systems Inc, Cl A *	11,234	3,024
Viatris Inc	386,994	4,083
West Pharmaceutical Services Inc	4,113	1,016
Zoetis Inc, Cl A	43,518	6,806

		128,384
Industrials — 8.9%
AerCap Holdings NV	44,800	5,533
AGCO Corp	8,505	920
Allegion PLC	8,011	1,360
Allison Transmission Holdings Inc	31,548	2,754
Automatic Data Processing Inc	13,198	4,013
Boeing Co/The *	5,853	1,374
Booz Allen Hamilton Holding Corp, Cl A	25,391	2,760
Carrier Global Corp	42,600	2,778
Caterpillar Inc	4,092	1,715
Cintas Corp	41,230	8,660
CNH Industrial NV	205,400	2,352
Comfort Systems USA Inc	3,115	2,191
Copart Inc *	66,000	3,221
Core & Main Inc, Cl A *	16,058	1,039
Curtiss-Wright Corp	4,006	1,915
Delta Air Lines Inc	63,140	3,901
FedEx Corp	8,010	1,851
Ferguson Enterprises Inc	16,846	3,894
Fortive Corp	15,410	738
GE Vernova Inc	6,588	4,038
General Dynamics Corp	9,791	3,178

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Electric Co	11,353	$3,124
Genpact Ltd	7,814	354
Graco Inc	29,200	2,493
HEICO Corp	3,462	1,080
Honeywell International Inc	18,828	4,133
Johnson Controls International PLC	3,568	381
L3Harris Technologies Inc	1,580	439
Lockheed Martin Corp	14,327	6,528
Lyft Inc, Cl A *	59,595	967
Northrop Grumman Corp	4,416	2,606
Old Dominion Freight Line Inc	14,707	2,220
Otis Worldwide Corp	33,936	2,931
Regal Rexnord Corp	16,290	2,433
Rockwell Automation Inc	1,567	538
RTX Corp	63,488	10,069
Tetra Tech Inc	47,057	1,714
Textron Inc	18,857	1,512
Toro Co/The	1,947	158
TransUnion	25,080	2,217
Uber Technologies Inc *	48,288	4,527
United Airlines Holdings Inc *	22,688	2,382
Vertiv Holdings Co, Cl A	13,848	1,766
Waste Connections Inc	31,865	5,889
Woodward Inc	13,614	3,360

		124,006
Information Technology — 27.5%
Adobe Inc *	27,531	9,820
Advanced Micro Devices Inc *	36,501	5,936
Akamai Technologies Inc *	44,663	3,534
Amphenol Corp, Cl A	44,875	4,885
Analog Devices Inc	36,432	9,156
Apple Inc	256,397	59,520
Applied Materials Inc	6,064	975
Arista Networks Inc *	15,885	2,169
Autodesk Inc *	4,310	1,356
Broadcom Inc	99,914	29,714
Cisco Systems Inc	110,409	7,628
Credo Technology Group Holding Ltd *	2,252	277
Crowdstrike Holdings Inc, Cl A *	2,459	1,042
Dropbox Inc, Cl A *	84,199	2,447
Elastic NV *	13,910	1,183
F5 Inc *	6,144	1,924
Fortinet Inc *	11,095	874
GoDaddy Inc, Cl A *	29,096	4,315
Hewlett Packard Enterprise Co	107,577	2,428
HP Inc	94,460	2,696
Intel Corp	212,159	5,166
International Business Machines Corp	3,176	773
Intuit Inc	19,221	12,820
JFrog Ltd *	8,475	418
KLA Corp	536	467
Kyndryl Holdings Inc *	30,949	984
Lam Research Corp	39,488	3,955

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Micron Technology Inc	59,429	$7,073
Microsoft Corp	152,851	77,448
MongoDB Inc, Cl A *	3,825	1,207
Monolithic Power Systems Inc	7,683	6,421
Motorola Solutions Inc	10,622	5,019
Nutanix Inc, Cl A *	10,969	737
NVIDIA Corp	244,066	42,511
ON Semiconductor Corp *	61,770	3,063
Oracle Corp	37,122	8,394
Palantir Technologies Inc, Cl A *	11,877	1,861
Palo Alto Networks Inc *	14,046	2,676
Pegasystems Inc	26,218	1,421
Qorvo Inc *	1,743	158
QUALCOMM Inc	19,032	3,059
Rubrik Inc, Cl A *	8,497	760
Salesforce Inc	67,173	17,213
SanDisk Corp *	10,608	557
Seagate Technology Holdings PLC	10,048	1,682
ServiceNow Inc *	3,371	3,093
Skyworks Solutions Inc	19,612	1,470
Snap Inc, Cl A *	20,331	145
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,946	5,298
TE Connectivity PLC	22,324	4,610
Teradyne Inc	9,642	1,140
Texas Instruments Inc	4,680	948
UiPath Inc, Cl A *	99,659	1,108
Universal Display Corp	956	133
VeriSign Inc	7,167	1,959
Vontier Corp	70,770	3,037
Western Digital Corp	15,880	1,276
Workday Inc, Cl A *	2,135	493
Zoom Video Communications Inc, Cl A *	40,048	3,261

		385,693
Materials — 2.7%
Celanese Corp, Cl A	52,410	2,496
CRH PLC	4,551	514
Crown Holdings Inc	18,220	1,811
Ecolab Inc	1,745	483
FMC Corp	90,460	3,537
Freeport-McMoRan Inc, Cl B	64,230	2,852
Linde PLC	8,649	4,137
Louisiana-Pacific Corp	16,443	1,564
Mosaic Co/The	72,967	2,437
Newmont Corp	72,312	5,380
Reliance Inc	11,816	3,494
Sherwin-Williams Co/The	23,504	8,598

		37,303
Real Estate — 2.3%
American Tower Corp, Cl A ‡	11,534	2,351
CBRE Group Inc, Cl A *	18,629	3,020
CoStar Group Inc *	27,491	2,460

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Crown Castle Inc ‡	1,203	$119
Digital Realty Trust Inc ‡	17,384	2,914
Equinix Inc ‡	11,811	9,286
Healthpeak Properties Inc ‡	126,460	2,269
Host Hotels & Resorts Inc ‡	158,778	2,732
Howard Hughes Holdings Inc *	19,740	1,506
Iron Mountain Inc ‡	12,944	1,195
Prologis Inc ‡	4,693	534
SBA Communications Corp, Cl A ‡	7,326	1,501
Zillow Group Inc, Cl C *	35,391	2,984

		32,871
Utilities — 2.2%
AES Corp/The	77,768	1,053
American Electric Power Co Inc	40,777	4,527
Dominion Energy Inc	54,550	3,268
Edison International	51,060	2,866
Entergy Corp	8,945	788
Exelon Corp	27,175	1,187
FirstEnergy Corp	62,170	2,712
National Fuel Gas Co	36,070	3,129
NRG Energy Inc	13,604	1,980
PG&E Corp	184,129	2,813
Sempra	40,260	3,324
Talen Energy Corp *	1,412	535
Xcel Energy Inc	42,910	3,106

		31,288
Total Common Stock
(Cost $947,807) ($ Thousands)		1,337,541
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bill
4.149%, 11/28/2025 (A)	$29,600	29,311

Total U.S. Treasury Obligation
(Cost $29,304) ($ Thousands)		29,311

	Shares
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	35,101,979	35,102
Total Cash Equivalent
(Cost $35,102) ($ Thousands)		35,102
Total Investments in Securities — 100.1%
(Cost $1,012,213) ($ Thousands)		$1,401,954

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	23	Sep-2025	$7,455	$7,443	$(12)

A list of the open OTC Swap agreement held by the Fund at August 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Mackenzie Investments Corporation Custom Basket of Securities	Custom Financing	Basket Return	Annually	09/15/2025	USD	40,213	$(1,946)	$–	$(1,946)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
183,103	NVIDIA CORP	$33,041	$(1,213)	82.2%
85,624	ALPHABET INC	17,459	737	43.4
61,363	AMAZON.COM INC	14,177	(153)	35.3
779	BOOKING HOLDINGS INC	4,249	104	10.6
16,179	EXPEDIA GROUP INC	3,356	123	8.4
31,619	CITIGROUP INC	2,962	104	7.4
11,633	BOEING CO/THE	2,638	88	6.6
79,548	NEWS CORP	2,344	(9)	5.8
27,148	COLGATE	2,309	(32)	5.7
17,680	TERADYNE INC	1,935	152	4.8
3,302	S&P GLOBAL INC	1,837	(27)	4.6
19,248	INCYTE CORP	1,673	(48)	4.2
28,386	EDISON INTERNATIONAL	1,575	15	3.9
19,545	TEXTRON INC	1,542	22	3.8
1,146	NETFLIX INC	1,420	(38)	3.5
39,096	AT&T INC	1,129	14	2.8
4,576	WEST PHARMACEUTICAL SERVICES	1,127	1	2.8
4,710	SBA COMMUNICATIONS CORP	1,036	(68)	2.6
4,581	AMERICAN TOWER CORP	944	(12)	2.4
8,616	JOHNSON CONTROLS INTERNATION	892	27	2.2
31,622	KRAFT HEINZ CO/THE	875	20	2.2
6,630	POPULAR INC	782	49	2.0
6,495	MICRON TECHNOLOGY INC	774	(2)	1.9
16,949	HF SINCLAIR CORP	760	110	1.9
2,507	SALESFORCE INC	608	33	1.5
3,661	DR HORTON INC	606	13	1.5
4,992	JAZZ PHARMACEUTICALS PLC	588	49	1.5
16,016	UGI CORP	564	(11)	1.4
467	BLACKROCK INC	530	(5)	1.3
15,529	LKQ CORP	493	13	1.2
1,617	BROADCOM INC	491	(11)	1.2
4,012	ROBLOX CORP	471	28	1.2
1,835	RENAISSANCERE HOLDINGS LTD	438	7	1.1
1,544	VERISIGN INC	417	6	1.0
474	KLA CORP	415	(1)	1.0
1,196	TESLA INC	412	(13)	1.0
11,050	MGM RESORTS INTERNATIONAL	397	41	1.0
7,783	BRISTOL	377	(11)	0.9
1,504	ORACLE CORP	373	(34)	0.9
5,761	CORE & MAIN INC	369	3	0.9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
4,151	QORVO INC	$369	$7	0.9%
13,054	DROPBOX INC	363	17	0.9
2,545	BIOGEN INC	353	(17)	0.9
10,018	COMCAST CORP	335	5	0.8
9,340	TETRA TECH INC	334	6	0.8
8,217	OVINTIV INC	324	22	0.8
5,612	BIOMARIN PHARMACEUTICAL INC	323	3	0.8
1,520	ALLSTATE CORP	314	(4)	0.8
3,109	ILLUMINA INC	311	(1)	0.8
2,319	NEUROCRINE BIOSCIENCES INC	308	15	0.8
United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(416,897)	UWM HOLDINGS CORP	$(2,243)	$(130)	(5.6)%
(5,618)	RBC BEARINGS INC	(2,218)	31	(5.5)
(4,776)	MEDPACE HOLDINGS INC	(2,187)	(81)	(5.4)
(18,450)	ROBINHOOD MARKETS INC	(2,106)	191	(5.2)
(127,532)	JOBY AVIATION INC	(2,070)	268	(5.2)
(5,400)	ERIE INDEMNITY COMPANY	(1,979)	69	(4.9)
(17,009)	UMB FINANCIAL CORP	(1,957)	(113)	(4.9)
(13,291)	AMERICAN WATER WORKS CO INC	(1,913)	(2)	(4.8)
(82,757)	GAMESTOP CORP	(1,898)	47	(4.7)
(70,972)	HP INC	(1,898)	(125)	(4.7)
(9,105)	AUTONATION INC	(1,877)	(114)	(4.7)
(6,406)	AIR PRODUCTS & CHEMICALS INC	(1,861)	(20)	(4.6)
(11,239)	ATMOS ENERGY CORP	(1,859)	(15)	(4.6)
(14,500)	CULLEN/FROST BANKERS INC	(1,800)	(83)	(4.5)
(38,538)	INTERNATIONAL PAPER CO	(1,796)	(134)	(4.5)
(18,661)	SOUTHSTATE CORP	(1,780)	(121)	(4.4)
(28,884)	COMMERCE BANCSHARES INC	(1,767)	(19)	(4.4)
(77,934)	ARES CAPITAL CORP	(1,747)	4	(4.3)
(34,398)	KARMAN HOLDINGS INC	(1,741)	(94)	(4.3)
(57,376)	BLACKSTONE SECD LENDING FD COMMON STOCK	(1,710)	(7)	(4.3)
(26,181)	DUTCH BROS INC	(1,707)	(171)	(4.2)
(35,387)	CNA FINANCIAL CORP	(1,689)	(78)	(4.2)
(77,623)	OLD NATIONAL BANCORP	(1,655)	(127)	(4.1)
(3,643)	KINSALE CAPITAL GROUP INC	(1,610)	(55)	(4.0)
(20,456)	WELLS FARGO & CO	(1,577)	(113)	(3.9)
(4,237)	FABRINET	(1,397)	(4)	(3.5)
(5,785)	HEICO CORP NEW COM	(1,393)	(23)	(3.5)
(18,840)	CAVA GROUP INC COM	(1,317)	46	(3.3)
(10,060)	XPO INC	(1,282)	(21)	(3.2)
(17,991)	UPSTART HOLDINGS INC	(1,153)	(163)	(2.9)
(6,907)	CDW CORP/DE	(1,131)	(9)	(2.8)
(10,860)	SERVICETITAN INC SHS CL A	(1,126)	(37)	(2.8)
(28,408)	VIPER ENERGY INC	(1,074)	(72)	(2.7)
(22,462)	AST SPACEMOBILE INC	(1,072)	(26)	(2.7)
(24,881)	SMURFIT WESTROCK PLC	(1,062)	(125)	(2.6)
(2,829)	MADRIGAL PHARMACEUTICALS INC	(1,046)	(207)	(2.6)
(10,368)	RYMAN HOSPITALITY PROPERTIES	(981)	(42)	(2.4)
(82,147)	ROIVANT SCIENCES LTD	(973)	(5)	(2.4)
(7,716)	REPLIGEN CORP	(959)	17	(2.4)
(3,696)	AEROVIRONMENT INC	(912)	21	(2.3)
(26,428)	NUSCALE POWER CORP	(887)	(27)	(2.2)
(5,710)	HYATT HOTELS CORP	(806)	(18)	(2.0)
(19,185)	IONQ INC	(772)	(47)	(1.9)
(3,854)	FIRST SOLAR INC	(771)	20	(1.9)
(10,091)	OKLO INC	(667)	(76)	(1.7)
(9,230)	LOAR HOLDINGS INC COM SHS	(647)	(4)	(1.6)
(7,441)	PRINCIPAL FINANCIAL GROUP	(578)	(20)	(1.4)
(25,951)	KIMCO REALTY CORP	(568)	(15)	(1.4)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(4,682)	NOVANTA INC	$(538)	$(6)	(1.3)%
(11,374)	SUPER MICRO COMPUTER INC	(516)	44	(1.3)
(32,151)	SOUNDHOUND AI INC CLASS A COM	(501)	83	(1.3)
(12,893)	CYTOKINETICS INC	(499)	44	(1.2)
(195,638)	LUCID GROUP INC	(426)	39	(1.1)
(15,039)	ECHOSTAR CORP	(419)	(510)	(1.0)
(7,242)	CELSIUS HOLDINGS INC	(415)	(40)	(1.0)
(1,838)	DICK'S SPORTING GOODS INC	(412)	26	(1.0)

Percentages are based on Net Assets of $1,400,566 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$56,195	$91,301	$(112,394)	$—	$—	$35,102	$354	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.4%

Communication Services — 9.6%
Alphabet Inc, Cl A	174,810	$37,219
Alphabet Inc, Cl C	142,030	30,328
AST SpaceMobile Inc, Cl A *	5,200	254
AT&T Inc	209,485	6,136
Charter Communications Inc, Cl A *	2,697	716
Comcast Corp, Cl A	110,200	3,744
DoubleVerify Holdings Inc *	4,800	78
Electronic Arts Inc	7,865	1,352
Fox Corp	10,927	629
Frontier Communications Parent Inc *	7,100	263
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	82
Interpublic Group of Cos Inc/The	11,145	299
Iridium Communications Inc	2,700	67
Liberty Broadband Corp, Cl A *	80	5
Liberty Broadband Corp, Cl C *	3,678	224
Liberty Global Ltd, Cl A *	6,100	72
Liberty Global Ltd, Cl C *	6,300	75
Liberty Media Corp-Liberty Formula One, Cl A *	700	63
Liberty Media Corp-Liberty Formula One, Cl C *	6,200	619
Liberty Media Corp-Liberty Live, Cl A *	731	69
Liberty Media Corp-Liberty Live, Cl C *	1,392	136
Live Nation Entertainment Inc *	4,800	799
Madison Square Garden Sports Corp, Cl A *	486	96
Match Group Inc	7,396	276
Meta Platforms Inc, Cl A	65,650	48,496
Millicom International Cellular SA	3,500	169
Netflix Inc *	12,750	15,405
New York Times Co/The, Cl A	4,800	287
News Corp	3,200	108
News Corp, Cl A	11,446	337
Nexstar Media Group Inc, Cl A	1,000	205
Omnicom Group Inc	5,844	458
Pinterest Inc, Cl A *	17,500	641
Reddit Inc, Cl A *	3,500	788
ROBLOX Corp, Cl A *	17,100	2,130
Roku Inc, Cl A *	3,900	377
Sirius XM Holdings Inc	5,992	142
Spotify Technology SA *	4,600	3,137
Take-Two Interactive Software Inc *	5,235	1,221
TKO Group Holdings Inc, Cl A	2,100	398
T-Mobile US Inc	13,492	3,400
Trade Desk Inc/The, Cl A *	13,600	743
Trump Media & Technology Group Corp *	2,100	37
Verizon Communications Inc	126,076	5,576
Walt Disney Co/The	54,100	6,404
Warner Bros Discovery Inc *	67,436	785
ZoomInfo Technologies Inc, Cl A *	8,800	96

		174,941

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 10.6%
ADT Inc	5,483	$48
Airbnb Inc, Cl A *	12,900	1,684
Amazon.com Inc *	288,490	66,064
Amer Sports Inc *	5,000	197
APTIV PLC *	6,900	549
Aramark	8,000	313
AutoNation Inc *	832	182
AutoZone Inc *	479	2,011
Bath & Body Works Inc	6,357	186
Best Buy Co Inc	5,347	394
Birkenstock Holding PLC *	1,000	52
Booking Holdings Inc	986	5,521
BorgWarner Inc	6,564	281
Boyd Gaming Corp	1,700	146
Bright Horizons Family Solutions Inc *	1,900	224
Brunswick Corp/DE	2,300	146
Burlington Stores Inc *	1,900	552
Caesars Entertainment Inc *	7,200	193
CarMax Inc *	4,760	292
Carnival Corp, Cl A *	32,700	1,043
Carvana Co, Cl A *	3,900	1,450
Cava Group Inc *	2,600	176
Chewy Inc, Cl A *	7,000	287
Chipotle Mexican Grill Inc, Cl A *	40,650	1,713
Choice Hotels International Inc	884	106
Churchill Downs Inc	2,000	207
Columbia Sportswear Co	900	50
Coupang Inc, Cl A *	37,600	1,075
Crocs Inc *	1,600	140
Darden Restaurants Inc	3,568	738
Deckers Outdoor Corp *	4,800	574
Dick's Sporting Goods Inc	1,658	353
Dillard's Inc, Cl A	100	53
Domino's Pizza Inc	900	412
DoorDash Inc, Cl A *	10,900	2,673
DR Horton Inc	8,268	1,401
DraftKings Inc, Cl A *	14,200	681
Duolingo Inc, Cl A *	1,100	328
Dutch Bros Inc, Cl A *	3,400	244
eBay Inc	13,911	1,260
Etsy Inc *	3,100	164
Expedia Group Inc	3,622	778
Five Below Inc *	1,400	203
Floor & Decor Holdings Inc, Cl A *	3,200	262
Flutter Entertainment PLC *	5,100	1,567
Ford Motor Co	114,084	1,343
GameStop Corp, Cl A *	12,900	289
Gap Inc/The	7,721	170
Garmin Ltd	4,900	1,185
General Motors Co	29,200	1,711
Gentex Corp	7,764	217
Genuine Parts Co	4,211	587

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grand Canyon Education Inc *	800	$161
H&R Block Inc	4,025	203
Harley-Davidson Inc	4,103	119
Hasbro Inc	3,967	322
Hilton Worldwide Holdings Inc	7,083	1,955
Home Depot Inc/The	29,829	12,134
Hyatt Hotels Corp, Cl A	1,000	144
Las Vegas Sands Corp	9,693	559
Lear Corp	1,700	187
Lennar Corp, Cl A	6,890	917
Lennar Corp, Cl B	513	65
Light & Wonder Inc, Cl A *	1,900	176
Lithia Motors Inc, Cl A	800	269
LKQ Corp	8,400	274
Lowe's Cos Inc	16,960	4,377
Lucid Group Inc *	23,800	47
Lululemon Athletica Inc *	3,200	647
Macy's Inc	9,300	123
Marriott International Inc/MD, Cl A	6,894	1,847
Mattel Inc *	9,642	176
McDonald's Corp	21,330	6,688
MGM Resorts International *	6,539	260
Mohawk Industries Inc *	1,766	234
Murphy USA Inc	600	226
Newell Brands Inc	14,293	85
NIKE Inc, Cl B	35,018	2,709
Norwegian Cruise Line Holdings Ltd *	11,900	296
NVR Inc *	84	682
Ollie's Bargain Outlet Holdings Inc *	1,700	216
On Holding AG, Cl A *	6,600	298
O'Reilly Automotive Inc *	25,850	2,680
Penn Entertainment Inc *	3,300	67
Penske Automotive Group Inc	500	92
Planet Fitness Inc, Cl A *	2,700	283
Pool Corp	1,100	342
PulteGroup Inc	6,045	798
PVH Corp	1,600	135
QuantumScape Corp, Cl A *	13,000	103
Ralph Lauren Corp, Cl A	1,080	321
Restaurant Brands International Inc	9,800	621
RH *	500	113
Rivian Automotive Inc, Cl A *	23,400	318
Ross Stores Inc	9,876	1,453
Royal Caribbean Cruises Ltd	7,700	2,797
Service Corp International/US	4,194	332
SharkNinja Inc *	2,100	246
Skechers USA Inc, Cl A *	3,800	240
Starbucks Corp	34,462	3,039
Tapestry Inc	6,267	638
Tempur Sealy International Inc	5,700	479
Tesla Inc *	84,405	28,180
Texas Roadhouse Inc, Cl A	2,000	345
Thor Industries Inc	1,700	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TJX Cos Inc/The	33,366	$4,558
Toll Brothers Inc	2,951	410
TopBuild Corp *	900	379
Tractor Supply Co	16,100	994
Travel + Leisure Co	1,868	118
Ulta Beauty Inc *	1,352	666
Under Armour Inc, Cl A *	5,500	27
Under Armour Inc, Cl C *	6,221	31
Vail Resorts Inc	1,100	180
Valvoline Inc *	3,804	148
VF Corp	11,068	167
Viking Holdings Ltd *	6,100	388
Wayfair Inc, Cl A *	2,700	201
Wendy's Co/The	6,043	64
Whirlpool Corp	1,616	151
Williams-Sonoma Inc	3,624	682
Wingstop Inc	800	262
Wyndham Hotels & Resorts Inc	2,268	196
Wynn Resorts Ltd	2,496	316
YETI Holdings Inc *	2,500	88
Yum! Brands Inc	8,448	1,242

		193,947
Consumer Staples — 5.0%
Albertsons Cos Inc, Cl A	11,700	228
Altria Group Inc	51,090	3,434
Archer-Daniels-Midland Co	14,379	901
BellRing Brands Inc *	3,600	148
BJ's Wholesale Club Holdings Inc *	3,900	381
Boston Beer Co Inc/The, Cl A *	200	44
Brown-Forman Corp, Cl A	2,200	67
Brown-Forman Corp, Cl B	5,217	156
Bunge Global SA	4,000	337
Campbell Soup Co	6,478	207
Casey's General Stores Inc	1,100	544
Celsius Holdings Inc *	4,900	308
Church & Dwight Co Inc	7,514	700
Clorox Co/The	3,703	438
Coca-Cola Co/The	116,290	8,023
Coca-Cola Consolidated Inc	1,600	187
Colgate-Palmolive Co	24,300	2,043
Conagra Brands Inc	15,276	292
Constellation Brands Inc, Cl A	3,931	637
Costco Wholesale Corp	13,281	12,528
Coty Inc, Cl A *	14,322	61
Darling Ingredients Inc *	4,700	160
Dollar General Corp	6,600	718
Dollar Tree Inc *	6,134	670
elf Beauty Inc *	1,400	175
Estee Lauder Cos Inc/The, Cl A	7,108	652
Flowers Foods Inc	5,525	83
Freshpet Inc *	1,700	95
General Mills Inc	16,592	818
Hershey Co/The	4,298	790

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hormel Foods Corp	8,656	$220
Ingredion Inc	1,900	246
J M Smucker Co/The	3,111	344
Kellanova	8,403	668
Kenvue Inc	57,512	1,191
Keurig Dr Pepper Inc	39,700	1,155
Kimberly-Clark Corp	10,018	1,294
Kraft Heinz Co/The	25,802	722
Kroger Co/The	18,346	1,245
Lamb Weston Holdings Inc	4,062	234
Maplebear Inc *	5,200	225
McCormick & Co Inc/MD	7,686	541
Molson Coors Beverage Co, Cl B	5,062	255
Mondelez International Inc, Cl A	39,206	2,409
Monster Beverage Corp *	21,074	1,315
PepsiCo Inc	40,952	6,087
Performance Food Group Co *	4,600	466
Philip Morris International Inc	46,568	7,783
Pilgrim's Pride Corp	1,400	62
Post Holdings Inc *	1,500	170
Primo Brands Corp	8,600	216
Procter & Gamble Co/The	70,354	11,048
Reynolds Consumer Products Inc	2,000	46
Seaboard Corp	16	63
Smithfields Foods Inc	800	20
Sprouts Farmers Market Inc *	3,000	422
Sysco Corp	14,648	1,179
Target Corp	13,775	1,322
Tyson Foods Inc, Cl A	8,465	481
US Foods Holding Corp *	6,900	535
Walmart Inc	130,387	12,645

		90,434
Energy — 3.0%
Antero Midstream Corp	7,100	126
Antero Resources Corp *	8,500	271
APA Corp	11,159	259
Baker Hughes Co, Cl A	30,040	1,364
Cheniere Energy Inc	6,650	1,608
Chesapeake Energy Corp	6,607	639
Chevron Corp	57,445	9,226
Chord Energy Corp	1,800	198
Civitas Resources Inc	3,700	136
ConocoPhillips	37,671	3,728
Coterra Energy Inc, Cl A	22,181	542
Devon Energy Corp	18,827	680
Diamondback Energy Inc	5,717	850
DT Midstream Inc	3,282	342
EOG Resources Inc	16,740	2,090
EQT Corp	18,119	939
Exxon Mobil Corp	129,843	14,840
Halliburton Co	25,936	590
HF Sinclair Corp	4,826	246
Kinder Morgan Inc	58,822	1,587

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marathon Petroleum Corp	9,419	$1,693
Matador Resources Co	3,500	176
NOV Inc	11,180	149
Occidental Petroleum Corp	20,719	986
ONEOK Inc	18,958	1,448
Ovintiv Inc	8,000	337
Permian Resources Corp, Cl A	19,200	274
Phillips 66	12,288	1,641
Range Resources Corp	6,900	236
Schlumberger NV	45,155	1,664
Targa Resources Corp	6,500	1,090
TechnipFMC PLC	12,700	467
Texas Pacific Land Corp	568	530
Valero Energy Corp	9,436	1,434
Viper Energy Inc, Cl A	3,400	136
Weatherford International PLC	2,600	166
Williams Cos Inc/The	36,896	2,136

		54,824
Financials — 14.1%
Affiliated Managers Group Inc	820	184
Affirm Holdings Inc, Cl A *	8,100	717
Aflac Inc	14,312	1,529
AGNC Investment Corp ‡	26,859	262
Allstate Corp/The	8,025	1,633
Ally Financial Inc	8,300	341
American Express Co	16,372	5,424
American Financial Group Inc/OH	2,214	301
American International Group Inc	17,923	1,457
Ameriprise Financial Inc	2,880	1,483
Annaly Capital Management Inc ‡	18,002	381
Aon PLC, Cl A	6,321	2,320
Apollo Global Management Inc	12,519	1,705
Arch Capital Group Ltd	11,100	1,016
Ares Management Corp, Cl A	5,700	1,021
Arthur J Gallagher & Co	7,687	2,327
Assurant Inc	1,493	322
Assured Guaranty Ltd	1,700	140
Axis Capital Holdings Ltd	2,500	246
Bank of America Corp	205,313	10,418
Bank of New York Mellon Corp/The	21,709	2,292
Bank OZK	3,200	168
Berkshire Hathaway Inc, Cl B *	55,350	27,840
BlackRock Funding Inc/DE	4,622	5,210
Blackstone Inc	22,150	3,796
Block Inc, Cl A *	16,500	1,314
Blue Owl Capital Inc, Cl A	18,000	333
BOK Financial Corp	675	75
Brighthouse Financial Inc *	1,728	82
Brookfield Asset Management Ltd, Cl A	11,600	698
Brown & Brown Inc	8,348	809
Capital One Financial Corp	18,682	4,245
Carlyle Group Inc/The	7,900	510
Cboe Global Markets Inc	3,100	731

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	50,878	$4,876
Chubb Ltd	11,241	3,092
Cincinnati Financial Corp	4,686	720
Citigroup Inc	55,254	5,336
Citizens Financial Group Inc	13,100	685
CME Group Inc, Cl A	10,870	2,897
CNA Financial Corp	700	35
Coinbase Global Inc, Cl A *	6,200	1,888
Columbia Banking System Inc	6,732	180
Comerica Inc	3,953	279
Commerce Bancshares Inc/MO	3,384	210
Corebridge Financial Inc	7,200	250
Corpay Inc *	2,100	684
Credit Acceptance Corp *	200	103
Cullen/Frost Bankers Inc	1,668	215
East West Bancorp Inc	4,100	431
Equitable Holdings Inc	9,700	517
Euronet Worldwide Inc *	1,400	130
Evercore Inc, Cl A	1,200	386
Everest Group Ltd	1,300	444
FactSet Research Systems Inc	1,125	420
Fidelity National Financial Inc	7,152	428
Fidelity National Information Services Inc	15,948	1,113
Fifth Third Bancorp	20,382	933
First American Financial Corp	2,900	191
First Citizens BancShares Inc/NC, Cl A	300	595
First Hawaiian Inc	4,800	125
First Horizon Corp	13,156	297
Fiserv Inc *	16,674	2,304
FNB Corp/PA	11,200	187
Franklin Resources Inc	8,749	224
Freedom Holding Corp/NV *	600	103
Global Payments Inc	7,352	653
Globe Life Inc	2,487	348
Goldman Sachs Group Inc/The	9,126	6,801
Hamilton Lane Inc, Cl A	1,300	201
Hanover Insurance Group Inc/The	1,093	190
Hartford Financial Services Group Inc/The	8,610	1,139
Houlihan Lokey Inc, Cl A	1,700	339
Huntington Bancshares Inc/OH	43,682	778
Interactive Brokers Group Inc, Cl A	12,700	790
Intercontinental Exchange Inc	17,250	3,046
Invesco Ltd	12,000	263
Jack Henry & Associates Inc	2,200	359
Janus Henderson Group PLC	3,000	133
Jefferies Financial Group Inc	4,606	299
JPMorgan Chase & Co	83,320	25,114
Kemper Corp	1,800	97
KeyCorp	29,851	578
Kinsale Capital Group Inc	700	320
KKR & Co Inc	20,500	2,860
Lazard Inc, Cl A	3,800	217
Lincoln National Corp	5,088	218

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Loews Corp	5,136	$497
LPL Financial Holdings Inc	2,400	875
M&T Bank Corp	4,957	1,000
Markel Group Inc *	377	739
MarketAxess Holdings Inc	1,100	202
Marsh & McLennan Cos Inc	14,965	3,080
Mastercard Inc, Cl A	24,400	14,525
MetLife Inc	17,009	1,384
MGIC Investment Corp	6,600	184
Moody's Corp	4,727	2,410
Morgan Stanley	34,314	5,164
Morningstar Inc	800	210
Mr Cooper Group Inc *	1,900	358
MSCI Inc, Cl A	2,300	1,306
Nasdaq Inc	12,430	1,178
Northern Trust Corp	5,805	762
NU Holdings Ltd/Cayman Islands, Cl A *	97,900	1,449
Old Republic International Corp	7,690	307
OneMain Holdings Inc, Cl A	3,100	192
PayPal Holdings Inc *	29,461	2,068
Pinnacle Financial Partners Inc	2,300	224
PNC Financial Services Group Inc/The	11,972	2,483
Popular Inc	2,053	258
Primerica Inc	1,000	269
Principal Financial Group Inc	6,508	524
Progressive Corp/The	17,480	4,319
Prosperity Bancshares Inc	2,700	187
Prudential Financial Inc	10,763	1,180
Raymond James Financial Inc	5,531	937
Regions Financial Corp	27,187	745
Reinsurance Group of America Inc, Cl A	1,999	389
RenaissanceRe Holdings Ltd	1,400	340
Rithm Capital Corp ‡	15,500	192
RLI Corp	2,800	190
Robinhood Markets Inc, Cl A *	22,400	2,330
Rocket Cos Inc, Cl A	4,300	76
Ryan Specialty Holdings Inc, Cl A	3,200	181
S&P Global Inc	9,126	5,005
SEI Investments Co †	3,442	304
Shift4 Payments Inc, Cl A *	1,600	145
SLM Corp	5,831	182
SoFi Technologies Inc *	32,100	820
SouthState Corp	3,000	306
Starwood Property Trust Inc ‡	10,000	203
State Street Corp	8,679	998
Stifel Financial Corp	3,000	346
Synchrony Financial	11,518	879
Synovus Financial Corp	3,696	191
T Rowe Price Group Inc	6,630	713
TFS Financial Corp	2,500	35
Toast Inc, Cl A *	13,600	613
TPG Inc, Cl A	4,400	266
Tradeweb Markets Inc, Cl A	3,500	432

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Travelers Cos Inc/The	6,875	$1,867
Truist Financial Corp	39,663	1,857
Unum Group	5,205	364
US Bancorp	47,297	2,309
UWM Holdings Corp	2,300	13
Virtu Financial Inc, Cl A	2,700	113
Visa Inc, Cl A	51,100	17,976
Voya Financial Inc	3,300	248
W R Berkley Corp	9,171	657
Webster Financial Corp	5,046	314
Wells Fargo & Co	97,466	8,010
Western Alliance Bancorp	3,600	322
Western Union Co/The	11,528	100
WEX Inc *	1,000	171
White Mountains Insurance Group Ltd	79	145
Willis Towers Watson PLC	2,962	968
Wintrust Financial Corp	2,000	275
XP Inc, Cl A	12,400	225
Zions Bancorp NA	4,202	244

		256,681
Health Care — 9.0%
Abbott Laboratories	51,787	6,870
AbbVie Inc	53,001	11,151
Acadia Healthcare Co Inc *	3,500	80
Agilent Technologies Inc	8,264	1,039
Align Technology Inc *	2,100	298
Alnylam Pharmaceuticals Inc *	3,800	1,697
Amgen Inc	16,258	4,678
Apellis Pharmaceuticals Inc *	4,200	116
Avantor Inc *	21,900	295
Baxter International Inc	15,415	381
Becton Dickinson & Co	8,670	1,673
Biogen Inc *	4,300	569
BioMarin Pharmaceutical Inc *	5,700	332
Bio-Rad Laboratories Inc, Cl A *	600	179
Bio-Techne Corp	4,064	222
Boston Scientific Corp *	44,039	4,646
Bristol-Myers Squibb Co	61,669	2,910
Bruker Corp	3,500	119
Cardinal Health Inc	7,329	1,090
Cencora Inc	5,524	1,611
Centene Corp *	14,958	434
Certara Inc *	5,700	62
Charles River Laboratories International Inc *	1,443	236
Chemed Corp	400	183
Cigna Group/The	8,102	2,438
Cooper Cos Inc/The *	5,716	385
Corcept Therapeutics Inc *	3,200	223
CVS Health Corp	37,949	2,776
Danaher Corp	19,302	3,973
DaVita Inc *	1,185	163
DENTSPLY SIRONA Inc	7,066	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dexcom Inc *	11,900	$897
Doximity Inc, Cl A *	3,700	251
Edwards Lifesciences Corp *	17,384	1,414
Elanco Animal Health Inc *	16,637	305
Elevance Health Inc	6,831	2,177
Eli Lilly & Co	24,071	17,634
Encompass Health Corp	3,000	365
Envista Holdings Corp *	4,500	95
Exact Sciences Corp *	5,600	266
Exelixis Inc *	8,100	303
GE HealthCare Technologies Inc	13,956	1,029
Gilead Sciences Inc	37,084	4,189
Globus Medical Inc, Cl A *	3,400	208
Halozyme Therapeutics Inc *	4,100	300
HCA Healthcare Inc	5,250	2,121
Henry Schein Inc *	3,268	227
Hologic Inc *	6,700	450
Humana Inc	3,675	1,116
IDEXX Laboratories Inc *	2,404	1,556
Illumina Inc *	4,805	480
Incyte Corp *	4,800	406
Insmed Inc *	5,400	735
Inspire Medical Systems Inc *	700	66
Insulet Corp *	2,100	714
Intuitive Surgical Inc *	10,613	5,023
Ionis Pharmaceuticals Inc *	4,900	209
IQVIA Holdings Inc *	5,313	1,014
Jazz Pharmaceuticals PLC *	1,800	230
Johnson & Johnson	72,050	12,765
Labcorp Holdings Inc	2,490	692
Masimo Corp *	1,200	168
McKesson Corp	3,720	2,554
Medpace Holdings Inc *	700	333
Medtronic PLC	38,826	3,603
Merck & Co Inc	75,243	6,329
Mettler-Toledo International Inc *	649	844
Moderna Inc *	11,400	275
Molina Healthcare Inc *	1,600	289
Natera Inc *	3,900	656
Neurocrine Biosciences Inc *	2,900	405
Organon & Co	9,754	92
Penumbra Inc *	1,100	300
Perrigo Co PLC	2,700	64
Pfizer Inc	169,222	4,190
QIAGEN NV	6,407	298
Quest Diagnostics Inc	3,344	607
Regeneron Pharmaceuticals Inc	3,142	1,825
Repligen Corp *	1,600	196
ResMed Inc	4,412	1,211
REVOLUTION Medicines Inc *	5,800	220
Revvity Inc	3,634	328
Roivant Sciences Ltd *	11,300	135
Royalty Pharma PLC, Cl A	11,800	425

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sarepta Therapeutics Inc *	3,100	$56
Solventum Corp *	4,215	308
Sotera Health Co *	4,500	74
STERIS PLC	3,000	735
Stryker Corp	10,254	4,014
Summit Therapeutics Inc *	3,900	92
Teleflex Inc	1,340	169
Tempus AI Inc, Cl A *	2,800	212
Tenet Healthcare Corp *	2,900	535
Thermo Fisher Scientific Inc	11,275	5,555
Ultragenyx Pharmaceutical Inc *	3,500	105
United Therapeutics Corp *	1,400	427
UnitedHealth Group Inc	27,170	8,419
Universal Health Services Inc, Cl B	1,676	304
Veeva Systems Inc, Cl A *	4,500	1,211
Vertex Pharmaceuticals Inc *	7,750	3,030
Viatris Inc	35,722	377
Viking Therapeutics Inc *	3,900	106
Waters Corp *	1,773	535
West Pharmaceutical Services Inc	2,200	543
Zimmer Biomet Holdings Inc	5,825	618
Zoetis Inc, Cl A	13,544	2,118

		163,057
Industrials — 9.2%
3M Co	16,312	2,537
A O Smith Corp	3,800	271
AAON Inc	2,000	166
Acuity Brands Inc	900	294
Advanced Drainage Systems Inc	2,300	331
AECOM	4,016	502
AGCO Corp	1,900	206
Air Lease Corp, Cl A	3,100	187
Alaska Air Group Inc *	3,700	232
Allegion PLC	2,766	470
Allison Transmission Holdings Inc	2,600	227
Amentum Holdings Inc *	4,575	114
American Airlines Group Inc *	19,300	258
AMETEK Inc	6,928	1,280
API Group Corp *	11,100	396
Applied Industrial Technologies Inc	1,100	290
Armstrong World Industries Inc	1,300	255
ATI Inc *	4,500	349
Automatic Data Processing Inc	12,142	3,692
Avis Budget Group Inc *	500	79
Axon Enterprise Inc *	2,200	1,644
Boeing Co/The *	21,592	5,067
Booz Allen Hamilton Holding Corp, Cl A	3,900	424
Broadridge Financial Solutions Inc	3,473	888
Builders FirstSource Inc *	3,200	444
BWX Technologies Inc	2,750	446
CACI International Inc, Cl A *	636	305
Carlisle Cos Inc	1,266	489
Carrier Global Corp	24,378	1,589

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Caterpillar Inc	13,847	$5,802
CH Robinson Worldwide Inc	3,548	457
Cintas Corp	10,428	2,190
Clarivate PLC *	10,300	45
Clean Harbors Inc *	1,500	363
CNH Industrial NV	26,500	303
Comfort Systems USA Inc	1,000	703
Concentrix Corp	1,600	84
Copart Inc *	26,744	1,305
Core & Main Inc, Cl A *	5,700	369
Crane Co	1,500	278
CSX Corp	56,788	1,846
Cummins Inc	4,048	1,613
Curtiss-Wright Corp	1,100	526
Dayforce Inc *	5,000	349
Deere & Co	7,319	3,503
Delta Air Lines Inc	19,700	1,217
Donaldson Co Inc	3,544	282
Dover Corp	4,057	726
Eaton Corp PLC	11,716	4,091
EMCOR Group Inc	1,300	806
Emerson Electric Co	17,110	2,259
Equifax Inc	3,756	925
Esab Corp	1,666	192
Everus Construction Group Inc *	1,705	134
ExlService Holdings Inc *	5,300	232
Expeditors International of Washington Inc	4,148	500
Fastenal Co	34,696	1,723
FedEx Corp	6,544	1,512
Ferguson Enterprises Inc	5,900	1,364
Flowserve Corp	3,400	182
Fortive Corp	10,253	491
Fortune Brands Innovations Inc	3,620	212
FTAI Aviation Ltd	3,100	477
FTI Consulting Inc *	1,100	186
Gates Industrial Corp PLC *	8,500	217
GE Vernova Inc	8,192	5,021
Generac Holdings Inc *	1,800	333
General Dynamics Corp	7,622	2,474
General Electric Co	31,420	8,647
Genpact Ltd	5,100	231
Graco Inc	4,972	425
GXO Logistics Inc *	3,900	205
Hayward Holdings Inc *	5,500	88
HEICO Corp	1,310	409
HEICO Corp, Cl A	2,221	544
Hexcel Corp	2,400	152
Honeywell International Inc	19,190	4,212
Howmet Aerospace Inc	12,167	2,118
Hubbell Inc, Cl B	1,592	686
Huntington Ingalls Industries Inc	1,137	308
IDEX Corp	2,293	377
Illinois Tool Works Inc	8,880	2,350

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	12,165	$966
ITT Inc	2,451	417
Jacobs Solutions Inc	3,684	539
JB Hunt Transport Services Inc	2,452	356
Johnson Controls International PLC	19,966	2,134
Karman Holdings Inc *	1,500	80
KBR Inc	4,100	207
Kirby Corp *	1,700	165
Knight-Swift Transportation Holdings Inc, Cl A	5,300	233
L3Harris Technologies Inc	5,684	1,578
Landstar System Inc	1,065	141
Leidos Holdings Inc	3,873	701
Lennox International Inc	972	542
Leonardo DRS Inc	2,500	104
Lincoln Electric Holdings Inc	1,700	413
Loar Holdings Inc *	1,300	92
Lockheed Martin Corp	6,323	2,881
Lyft Inc, Cl A *	10,000	162
ManpowerGroup Inc	1,484	63
Masco Corp	6,379	468
MasTec Inc *	1,900	345
Middleby Corp/The *	1,500	205
MSA Safety Inc	1,200	205
MSC Industrial Direct Co Inc, Cl A	1,320	119
Mueller Industries Inc	3,600	345
Nordson Corp	1,600	360
Norfolk Southern Corp	6,795	1,902
Northrop Grumman Corp	4,028	2,377
nVent Electric PLC	5,273	477
Old Dominion Freight Line Inc	5,600	845
Oshkosh Corp	1,959	273
Otis Worldwide Corp	11,939	1,031
Owens Corning	2,600	390
PACCAR Inc	15,644	1,564
Parker-Hannifin Corp	3,900	2,961
Parsons Corp *	1,700	136
Paychex Inc	9,807	1,368
Paycom Software Inc	1,400	318
Paylocity Holding Corp *	1,300	233
Pentair PLC	4,973	535
Quanta Services Inc	4,467	1,688
QXO Inc *	17,300	348
Ralliant Corp *	3,818	160
RB Global Inc	5,610	643
RBC Bearings Inc *	900	351
Regal Rexnord Corp	1,976	295
Republic Services Inc, Cl A	6,092	1,425
Robert Half Inc	2,676	100
Rocket Lab Corp *	11,800	574
Rockwell Automation Inc	3,304	1,135
Rollins Inc	8,437	477
RTX Corp	39,962	6,338

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ryder System Inc	1,206	$226
Saia Inc *	800	237
Schneider National Inc, Cl B	400	10
Science Applications International Corp	1,400	165
Sensata Technologies Holding PLC	5,100	166
Simpson Manufacturing Co Inc	1,300	248
SiteOne Landscape Supply Inc *	1,500	215
Snap-on Inc	1,591	517
Southwest Airlines Co	15,420	507
Spirit AeroSystems Holdings Inc, Cl A *	3,500	146
SS&C Technologies Holdings Inc	6,400	567
Standardaero Inc *	4,200	111
Stanley Black & Decker Inc	4,693	349
Tetra Tech Inc	8,500	310
Textron Inc	5,422	435
Timken Co/The	2,169	168
Toro Co/The	3,040	246
Trane Technologies PLC	6,750	2,805
TransDigm Group Inc	1,693	2,368
TransUnion	5,900	522
Trex Co Inc *	3,200	197
Uber Technologies Inc *	60,100	5,634
U-Haul Holding Co *	400	23
U-Haul Holding Co, Cl B	3,600	188
Union Pacific Corp	18,082	4,043
United Airlines Holdings Inc *	9,800	1,029
United Parcel Service Inc, Cl B	22,241	1,945
United Rentals Inc	1,900	1,817
Valmont Industries Inc	600	220
Veralto Corp	7,167	761
Verisk Analytics Inc, Cl A	4,300	1,153
Vertiv Holdings Co, Cl A	11,500	1,467
Waste Management Inc	11,194	2,534
Watsco Inc	1,100	443
WESCO International Inc	1,500	330
Westinghouse Air Brake Technologies Corp	5,137	994
WillScot Holdings Corp, Cl A	5,300	129
Woodward Inc	1,600	395
WW Grainger Inc	1,287	1,304
XPO Inc *	3,600	467
Xylem Inc/NY	7,402	1,048

		167,680
Information Technology — 31.2%
Accenture PLC, Cl A	18,650	4,848
Adobe Inc *	12,852	4,584
Advanced Micro Devices Inc *	48,163	7,833
Akamai Technologies Inc *	4,318	342
Allegro MicroSystems Inc *	4,200	130
Amdocs Ltd	3,300	282
Amkor Technology Inc	4,100	99
Amphenol Corp, Cl A	36,486	3,972
Analog Devices Inc	14,753	3,708
Appfolio Inc, Cl A *	700	194

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apple Inc	443,163	$102,876
Applied Materials Inc	24,255	3,899
AppLovin Corp, Cl A *	7,200	3,446
Arista Networks Inc *	30,750	4,199
Arrow Electronics Inc *	1,089	138
Astera Labs Inc *	4,300	783
Atlassian Corp, Cl A *	4,900	871
Aurora Innovation Inc, Cl A *	33,100	186
Autodesk Inc *	6,437	2,026
Avnet Inc	2,610	142
Bentley Systems Inc, Cl B	5,100	284
BILL Holdings Inc *	2,800	130
Broadcom Inc	138,880	41,301
Cadence Design Systems Inc *	8,213	2,878
CCC Intelligent Solutions Holdings Inc *	13,500	134
CDW Corp/DE	4,000	659
Ciena Corp *	4,300	404
Cirrus Logic Inc *	1,800	206
Cisco Systems Inc	119,027	8,224
Cloudflare Inc, Cl A *	9,300	1,941
Cognex Corp	5,800	255
Cognizant Technology Solutions Corp, Cl A	14,976	1,082
Coherent Corp *	4,183	378
Confluent Inc, Cl A *	7,800	155
Corning Inc	22,858	1,532
Crane NXT Co	1,500	90
Crowdstrike Holdings Inc, Cl A *	7,400	3,135
Datadog Inc, Cl A *	9,000	1,230
Dell Technologies Inc, Cl C	9,700	1,185
DocuSign Inc, Cl A *	6,100	468
Dolby Laboratories Inc, Cl A	1,943	139
Dropbox Inc, Cl A *	4,200	122
DXC Technology Co *	6,636	96
Dynatrace Inc *	8,900	450
Elastic NV *	2,800	238
Enphase Energy Inc *	4,500	170
Entegris Inc	4,500	377
EPAM Systems Inc *	1,600	282
F5 Inc *	1,831	573
Fair Isaac Corp *	720	1,096
First Solar Inc *	3,100	605
Flex Ltd *	11,500	617
Fortinet Inc *	19,300	1,520
Gartner Inc *	2,260	568
GCI Liberty Inc, Cl A *	16	1
GCI Liberty Inc, Cl C *	734	27
Gen Digital Inc	16,548	500
Gitlab Inc, Cl A *	3,600	173
GLOBALFOUNDRIES Inc *	2,700	90
Globant SA *	1,400	94
GoDaddy Inc, Cl A *	4,100	608
Guidewire Software Inc *	2,500	543
Hewlett Packard Enterprise Co	39,670	895

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HP Inc	28,470	$813
HubSpot Inc *	1,500	725
Informatica Inc, Cl A *	1,700	42
Ingram Micro Holding Corp	700	14
Intel Corp	132,358	3,223
International Business Machines Corp	27,801	6,769
Intuit Inc	8,152	5,437
IPG Photonics Corp *	800	65
Jabil Inc	3,174	650
Keysight Technologies Inc *	5,232	855
KLA Corp	3,949	3,443
Kyndryl Holdings Inc *	6,459	205
Lam Research Corp	38,070	3,813
Lattice Semiconductor Corp *	3,800	252
Littelfuse Inc	800	208
Lumentum Holdings Inc *	1,800	239
MACOM Technology Solutions Holdings Inc *	2,000	256
Manhattan Associates Inc *	1,800	388
Marvell Technology Inc	26,138	1,643
Microchip Technology Inc	15,930	1,035
Micron Technology Inc	33,816	4,024
Microsoft Corp	222,966	112,975
MicroStrategy Inc, Cl A *	7,400	2,475
MKS Instruments Inc	2,300	238
MongoDB Inc, Cl A *	2,400	757
Monolithic Power Systems Inc	1,402	1,172
Motorola Solutions Inc	5,014	2,369
nCino Inc *	2,900	93
NetApp Inc	6,155	694
Nutanix Inc, Cl A *	7,500	504
NVIDIA Corp	703,540	122,543
Okta Inc, Cl A *	4,700	436
ON Semiconductor Corp *	12,600	625
Onto Innovation Inc *	1,400	148
Oracle Corp	49,620	11,221
Palantir Technologies Inc, Cl A *	65,400	10,249
Palo Alto Networks Inc *	19,524	3,720
Pegasystems Inc	3,000	163
Procore Technologies Inc *	3,100	215
PTC Inc *	3,600	769
Pure Storage Inc, Cl A *	8,700	675
Qorvo Inc *	2,800	254
QUALCOMM Inc	32,809	5,273
RingCentral Inc, Cl A *	3,100	95
Roper Technologies Inc	3,200	1,684
Rubrik Inc, Cl A *	2,900	259
Sailpoint Inc *	1,900	39
Salesforce Inc	27,918	7,154
Samsara Inc, Cl A *	8,100	293
SanDisk Corp *	3,365	177
SentinelOne Inc, Cl A *	9,400	177
ServiceNow Inc *	6,200	5,688
Skyworks Solutions Inc	4,600	345

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Snowflake Inc, Cl A *	9,500	$2,267
Super Micro Computer Inc *	15,500	644
Synopsys Inc *	5,566	3,359
TD SYNNEX Corp	2,500	370
Teledyne Technologies Inc *	1,367	736
Teradata Corp *	2,989	63
Teradyne Inc	4,863	575
Texas Instruments Inc	27,158	5,499
Trimble Inc *	7,228	584
Twilio Inc, Cl A *	4,300	454
Tyler Technologies Inc *	1,300	732
Ubiquiti Inc	100	53
UiPath Inc, Cl A *	13,100	146
Unity Software Inc *	9,600	378
Universal Display Corp	1,300	180
VeriSign Inc	2,385	652
Vontier Corp	4,401	189
Western Digital Corp	10,496	843
Workday Inc, Cl A *	6,500	1,500
Zebra Technologies Corp, Cl A *	1,525	484
Zoom Video Communications Inc, Cl A *	7,900	643
Zscaler Inc *	3,000	831

		568,773
Materials — 2.2%
Air Products and Chemicals Inc	6,694	1,969
Albemarle Corp	3,573	303
Alcoa Corp	8,600	277
Amcor PLC	68,775	594
Anglogold Ashanti PLC	15,200	861
AptarGroup Inc	2,000	279
Ashland Inc	1,676	94
Avery Dennison Corp	2,310	397
Axalta Coating Systems Ltd *	7,400	231
Ball Corp	8,500	447
Carpenter Technology Corp	1,500	361
Celanese Corp, Cl A	3,383	161
CF Industries Holdings Inc	4,730	410
Cleveland-Cliffs Inc *	14,100	152
Corteva Inc	20,676	1,534
CRH PLC	20,500	2,315
Crown Holdings Inc	3,451	343
Dow Inc	21,376	527
DuPont de Nemours Inc	12,709	978
Eagle Materials Inc	1,000	231
Eastman Chemical Co	3,428	241
Ecolab Inc	7,555	2,093
Element Solutions Inc	6,200	159
FMC Corp	3,720	145
Freeport-McMoRan Inc, Cl B	43,324	1,924
Graphic Packaging Holding Co	8,900	198
Huntsman Corp	6,029	67
International Flavors & Fragrances Inc	7,552	510
International Paper Co	15,755	783

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
James Hardie Industries PLC ADR *	4,963	$100
Linde PLC	14,050	6,720
Louisiana-Pacific Corp	2,200	209
LyondellBasell Industries NV, Cl A	7,760	437
Martin Marietta Materials Inc	1,763	1,087
Mosaic Co/The	9,478	317
MP Materials Corp *	3,900	277
NewMarket Corp	200	165
Newmont Corp	33,733	2,510
Nucor Corp	6,990	1,040
Olin Corp	4,000	95
Packaging Corp of America	2,699	588
PPG Industries Inc	6,865	764
Reliance Inc	1,600	473
Royal Gold Inc	2,000	359
RPM International Inc	4,069	510
Scotts Miracle-Gro Co/The, Cl A	1,606	98
Sealed Air Corp	4,868	158
Sherwin-Williams Co/The	6,911	2,528
Silgan Holdings Inc	2,308	108
Smurfit WestRock PLC	15,745	746
Sonoco Products Co	3,246	153
Southern Copper Corp	2,515	242
Steel Dynamics Inc	4,200	550
Vulcan Materials Co	3,957	1,152
Westlake Corp	1,300	114

		40,084
Real Estate — 2.2%
Agree Realty Corp ‡	3,300	240
Alexandria Real Estate Equities Inc ‡	5,200	429
American Homes 4 Rent, Cl A ‡	10,700	383
American Tower Corp, Cl A ‡	14,162	2,887
Americold Realty Trust Inc ‡	9,600	139
AvalonBay Communities Inc ‡	4,341	850
Brixmor Property Group Inc ‡	10,100	283
BXP Inc ‡	4,784	347
Camden Property Trust ‡	3,247	364
CBRE Group Inc, Cl A *	9,117	1,478
CoStar Group Inc *	12,700	1,136
Cousins Properties Inc ‡	4,300	127
Crown Castle Inc ‡	13,096	1,298
CubeSmart ‡	7,000	286
Digital Realty Trust Inc ‡	10,246	1,718
EastGroup Properties Inc ‡	1,600	271
EPR Properties ‡	2,200	119
Equinix Inc ‡	2,961	2,328
Equity LifeStyle Properties Inc ‡	5,700	344
Equity Residential ‡	11,477	759
Essex Property Trust Inc ‡	1,963	530
Extra Space Storage Inc ‡	6,398	919
Federal Realty Investment Trust ‡	2,396	241
First Industrial Realty Trust Inc ‡	3,800	200
Gaming and Leisure Properties Inc ‡	7,935	381

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthcare Realty Trust Inc, Cl A ‡	9,800	$170
Healthpeak Properties Inc ‡	20,874	374
Highwoods Properties Inc ‡	3,900	123
Host Hotels & Resorts Inc ‡	22,240	383
Howard Hughes Holdings Inc *	1,073	82
Invitation Homes Inc ‡	18,000	563
Iron Mountain Inc ‡	8,903	822
Jones Lang LaSalle Inc *	1,500	458
Kilroy Realty Corp ‡	3,500	146
Kimco Realty Corp ‡	20,171	454
Lamar Advertising Co, Cl A ‡	2,640	336
Lineage Inc ‡	2,100	88
Medical Properties Trust Inc ‡	17,800	80
Mid-America Apartment Communities Inc ‡	3,550	518
Millrose Properties Inc	4,101	145
National Storage Affiliates Trust ‡	2,200	71
NNN REIT Inc ‡	5,500	236
Omega Healthcare Investors Inc ‡	7,900	336
Park Hotels & Resorts Inc ‡	8,288	97
Prologis Inc ‡	28,103	3,197
Public Storage ‡	4,768	1,405
Rayonier Inc ‡	4,838	127
Realty Income Corp ‡	27,054	1,590
Regency Centers Corp ‡	4,958	359
Rexford Industrial Realty Inc ‡	7,800	323
SBA Communications Corp, Cl A ‡	3,232	662
Simon Property Group Inc ‡	9,781	1,767
STAG Industrial Inc ‡	6,100	225
Sun Communities Inc ‡	3,800	482
UDR Inc ‡	9,993	395
Ventas Inc ‡	13,192	898
VICI Properties Inc, Cl A ‡	32,200	1,088
Vornado Realty Trust ‡	4,636	176
Welltower Inc ‡	19,483	3,279
Weyerhaeuser Co ‡	21,246	550
WP Carey Inc ‡	6,900	463
Zillow Group Inc, Cl A *	1,143	93
Zillow Group Inc, Cl C *	4,886	412

		41,030
Utilities — 2.3%
AES Corp/The	21,424	290
Alliant Energy Corp	7,752	504
Ameren Corp	8,090	807
American Electric Power Co Inc	16,200	1,798
American Water Works Co Inc	5,900	847
Atmos Energy Corp	4,791	796
Brookfield Renewable Corp	4,000	135
CenterPoint Energy Inc	19,715	743
Clearway Energy Inc, Cl A	1,300	37
Clearway Energy Inc, Cl C	2,400	71
CMS Energy Corp	8,942	640
Consolidated Edison Inc	11,016	1,082
Constellation Energy Corp	9,492	2,923

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dominion Energy Inc	25,870	$1,550
DTE Energy Co	6,264	856
Duke Energy Corp	23,566	2,887
Edison International	11,479	644
Entergy Corp	13,096	1,154
Essential Utilities Inc	8,546	338
Evergy Inc	6,649	474
Eversource Energy	11,126	713
Exelon Corp	29,576	1,292
FirstEnergy Corp	16,627	725
IDACORP Inc, Cl Rights	1,700	213
MDU Resources Group Inc	6,821	111
National Fuel Gas Co	2,889	251
NextEra Energy Inc	61,442	4,427
NiSource Inc	13,321	563
NRG Energy Inc	6,100	888
OGE Energy Corp	5,836	261
PG&E Corp	66,218	1,012
Pinnacle West Capital Corp	3,892	348
PPL Corp	22,226	811
Public Service Enterprise Group Inc	14,652	1,206
Sempra	19,746	1,630
Southern Co/The	33,353	3,078
Talen Energy Corp *	1,400	530
UGI Corp	6,425	223
Vistra Corp	10,200	1,929
WEC Energy Group Inc	9,757	1,039
Xcel Energy Inc	17,681	1,280

		41,106
Total Common Stock
(Cost $297,410) ($ Thousands)		1,792,557

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	24,830,576	24,831
Total Cash Equivalent
(Cost $24,831) ($ Thousands)		24,831
Total Investments in Securities — 99.8%
(Cost $322,241) ($ Thousands)		$1,817,388

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	66	Sep-2025	$20,963	$21,360	$397
S&P Mid Cap 400 Index E-MINI	15	Sep-2025	4,736	4,888	152
			$25,699	$26,248	$549

Percentages are based on Net Assets of $1,820,609 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Investments Co	$293	$—	$—	$—	$11	$304	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	35,115	71,501	(81,785)	—	—	24,831	384	—
Totals	$35,408	$71,501	$(81,785)	$–	$11	$25,135	$386	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.0%

Communication Services — 9.8%
Alphabet Inc, Cl A	467,793	$99,598
Alphabet Inc, Cl C	377,386	80,583
AT&T Inc	578,279	16,938
Charter Communications Inc, Cl A *	7,696	2,044
Comcast Corp, Cl A	299,255	10,166
Electronic Arts Inc	18,311	3,149
Fox Corp	27,794	1,604
Interpublic Group of Cos Inc/The	29,524	792
Live Nation Entertainment Inc *	12,683	2,112
Match Group Inc	19,553	730
Meta Platforms Inc, Cl A	174,496	128,900
Netflix Inc *	34,167	41,282
News Corp	9,000	305
News Corp, Cl A	30,778	905
Omnicom Group Inc	15,964	1,250
Paramount Skydance Corp *	19,227	283
Take-Two Interactive Software Inc *	13,633	3,180
TKO Group Holdings Inc, Cl A	5,400	1,024
T-Mobile US Inc	38,281	9,646
Trade Desk Inc/The, Cl A *	36,000	1,968
Verizon Communications Inc	338,859	14,988
Walt Disney Co/The	144,480	17,103
Warner Bros Discovery Inc *	180,644	2,103

		440,653
Consumer Discretionary — 10.3%
Airbnb Inc, Cl A *	34,669	4,525
Amazon.com Inc *	759,530	173,932
APTIV PLC *	17,673	1,406
AutoZone Inc *	1,388	5,828
Best Buy Co Inc	15,835	1,166
Booking Holdings Inc	2,637	14,765
Caesars Entertainment Inc *	17,566	470
CarMax Inc *	12,584	772
Carnival Corp, Cl A *	84,228	2,686
Chipotle Mexican Grill Inc, Cl A *	108,200	4,560
Darden Restaurants Inc	9,496	1,965
Deckers Outdoor Corp *	12,400	1,483
Domino's Pizza Inc	2,736	1,254
DoorDash Inc, Cl A *	27,500	6,744
DR Horton Inc	22,149	3,754
eBay Inc	37,010	3,354
Expedia Group Inc	9,715	2,087
Ford Motor Co	313,587	3,691
Garmin Ltd	12,316	2,978
General Motors Co	77,221	4,524
Genuine Parts Co	11,111	1,548
Hasbro Inc	10,820	878
Hilton Worldwide Holdings Inc	19,095	5,271
Home Depot Inc/The	79,874	32,490
Las Vegas Sands Corp	27,220	1,569
Lennar Corp, Cl A	18,657	2,484

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	21,026	$686
Lowe's Cos Inc	45,001	11,613
Lululemon Athletica Inc *	8,973	1,814
Marriott International Inc/MD, Cl A	18,307	4,904
McDonald's Corp	57,426	18,005
MGM Resorts International *	16,800	667
Mohawk Industries Inc *	4,400	584
NIKE Inc, Cl B	94,675	7,325
Norwegian Cruise Line Holdings Ltd *	35,724	887
NVR Inc *	232	1,883
O'Reilly Automotive Inc *	68,655	7,118
Pool Corp	3,021	939
PulteGroup Inc	16,054	2,119
Ralph Lauren Corp, Cl A	3,230	959
Ross Stores Inc	26,426	3,889
Royal Caribbean Cruises Ltd	20,096	7,299
Starbucks Corp	91,322	8,054
Tapestry Inc	16,932	1,724
Tesla Inc *	225,248	75,204
TJX Cos Inc/The	89,673	12,250
Tractor Supply Co	42,595	2,631
Ulta Beauty Inc *	3,590	1,769
Williams-Sonoma Inc	9,900	1,863
Wynn Resorts Ltd	7,032	891
Yum! Brands Inc	22,314	3,280

		464,541
Consumer Staples — 5.1%
Altria Group Inc	135,383	9,099
Archer-Daniels-Midland Co	38,567	2,416
Brown-Forman Corp, Cl B	14,648	439
Bunge Global SA	11,027	929
Campbell Soup Co	16,212	518
Church & Dwight Co Inc	19,775	1,842
Clorox Co/The	10,070	1,190
Coca-Cola Co/The	311,328	21,479
Colgate-Palmolive Co	65,063	5,470
Conagra Brands Inc	39,450	755
Constellation Brands Inc, Cl A	12,283	1,989
Costco Wholesale Corp	35,680	33,658
Dollar General Corp	17,648	1,919
Dollar Tree Inc *	15,886	1,734
Estee Lauder Cos Inc/The, Cl A	19,048	1,747
General Mills Inc	43,923	2,167
Hershey Co/The	11,893	2,185
Hormel Foods Corp	24,060	612
J M Smucker Co/The	8,658	957
Kellanova	21,935	1,744
Kenvue Inc	154,106	3,192
Keurig Dr Pepper Inc	109,057	3,172
Kimberly-Clark Corp	26,656	3,442
Kraft Heinz Co/The	69,315	1,939
Kroger Co/The	49,182	3,336
Lamb Weston Holdings Inc	11,591	667

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McCormick & Co Inc/MD	20,273	$1,427
Molson Coors Beverage Co, Cl B	14,170	715
Mondelez International Inc, Cl A	104,002	6,390
Monster Beverage Corp *	56,381	3,519
PepsiCo Inc	110,166	16,376
Philip Morris International Inc	125,063	20,902
Procter & Gamble Co/The	188,412	29,588
Sysco Corp	38,910	3,131
Target Corp	36,492	3,502
Tyson Foods Inc, Cl A	23,413	1,329
Walmart Inc	347,311	33,682

		229,158
Energy — 3.0%
APA Corp	29,891	694
Baker Hughes Co, Cl A	79,499	3,609
Chesapeake Energy Corp	17,600	1,703
Chevron Corp	154,148	24,756
ConocoPhillips	101,389	10,034
Coterra Energy Inc, Cl A	62,148	1,519
Devon Energy Corp	52,246	1,886
Diamondback Energy Inc	15,043	2,238
EOG Resources Inc	43,812	5,469
EQT Corp	47,996	2,488
Exxon Mobil Corp	346,405	39,591
Halliburton Co	68,929	1,567
Kinder Morgan Inc	155,226	4,188
Marathon Petroleum Corp	24,689	4,437
Occidental Petroleum Corp	56,831	2,706
ONEOK Inc	50,152	3,831
Phillips 66	32,697	4,368
Schlumberger NV	110,899	4,085
Targa Resources Corp	17,403	2,919
Texas Pacific Land Corp	1,500	1,400
Valero Energy Corp	25,111	3,817
Williams Cos Inc/The	98,113	5,679

		132,984
Financials — 13.7%
Aflac Inc	39,106	4,179
Allstate Corp/The	21,227	4,319
American Express Co	44,458	14,728
American International Group Inc	46,264	3,762
Ameriprise Financial Inc	7,658	3,942
Aon PLC, Cl A	17,395	6,384
Apollo Global Management Inc	36,300	4,945
Arch Capital Group Ltd	29,928	2,739
Arthur J Gallagher & Co	20,585	6,232
Assurant Inc	4,131	891
Bank of America Corp	526,710	26,725
Bank of New York Mellon Corp/The	57,459	6,068
Berkshire Hathaway Inc, Cl B *	147,432	74,155
BlackRock Funding Inc/DE	11,675	13,159
Blackstone Inc	58,626	10,049

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Block Inc, Cl A *	44,600	$3,552
Brown & Brown Inc	22,445	2,176
Capital One Financial Corp	51,447	11,690
Cboe Global Markets Inc	8,500	2,006
Charles Schwab Corp/The	137,260	13,155
Chubb Ltd	29,956	8,240
Cincinnati Financial Corp	12,705	1,952
Citigroup Inc	150,105	14,496
Citizens Financial Group Inc	34,760	1,817
CME Group Inc, Cl A	28,991	7,726
Coinbase Global Inc, Cl A *	17,000	5,177
Corpay Inc *	5,719	1,863
Erie Indemnity Co, Cl A	2,000	709
Everest Group Ltd	3,499	1,196
FactSet Research Systems Inc	3,051	1,139
Fidelity National Information Services Inc	42,159	2,943
Fifth Third Bancorp	53,533	2,450
Fiserv Inc *	44,539	6,154
Franklin Resources Inc	25,077	643
Global Payments Inc	19,595	1,740
Globe Life Inc	6,782	949
Goldman Sachs Group Inc/The	24,657	18,376
Hartford Financial Services Group Inc/The	22,788	3,015
Huntington Bancshares Inc/OH	118,688	2,114
Interactive Brokers Group Inc, Cl A	35,000	2,178
Intercontinental Exchange Inc	46,119	8,145
Invesco Ltd	36,170	792
Jack Henry & Associates Inc	5,782	944
JPMorgan Chase & Co	223,354	67,323
KeyCorp	79,006	1,530
KKR & Co Inc	54,400	7,588
Loews Corp	13,957	1,351
M&T Bank Corp	12,923	2,606
MarketAxess Holdings Inc	3,042	559
Marsh & McLennan Cos Inc	39,581	8,146
Mastercard Inc, Cl A	65,241	38,837
MetLife Inc	45,226	3,680
Moody's Corp	12,453	6,348
Morgan Stanley	99,309	14,944
MSCI Inc, Cl A	6,217	3,530
Nasdaq Inc	33,206	3,146
Northern Trust Corp	15,587	2,046
PayPal Holdings Inc *	78,088	5,481
PNC Financial Services Group Inc/The	31,779	6,592
Principal Financial Group Inc	16,534	1,331
Progressive Corp/The	47,104	11,638
Prudential Financial Inc	28,394	3,114
Raymond James Financial Inc	14,749	2,499
Regions Financial Corp	72,078	1,974
S&P Global Inc	25,243	13,844
State Street Corp	22,880	2,631
Synchrony Financial	30,546	2,332
T Rowe Price Group Inc	17,653	1,900

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Travelers Cos Inc/The	18,152	$4,928
Truist Financial Corp	105,191	4,925
US Bancorp	125,129	6,110
Visa Inc, Cl A	137,480	48,363
W R Berkley Corp	24,375	1,747
Wells Fargo & Co	261,530	21,493
Willis Towers Watson PLC	7,967	2,604

		614,754
Health Care — 8.9%
Abbott Laboratories	139,809	18,547
AbbVie Inc	141,968	29,870
Agilent Technologies Inc	22,859	2,872
Align Technology Inc *	5,420	769
Amgen Inc	43,250	12,443
Baxter International Inc	41,126	1,015
Becton Dickinson & Co	23,008	4,440
Biogen Inc *	11,888	1,572
Bio-Techne Corp	12,831	701
Boston Scientific Corp *	118,925	12,547
Bristol-Myers Squibb Co	163,458	7,712
Cardinal Health Inc	19,184	2,854
Cencora Inc	13,899	4,053
Centene Corp *	39,851	1,157
Charles River Laboratories International Inc *	3,900	637
Cigna Group/The	21,462	6,457
Cooper Cos Inc/The *	16,280	1,097
CVS Health Corp	101,596	7,432
Danaher Corp	51,164	10,531
DaVita Inc *	3,260	449
Dexcom Inc *	31,466	2,371
Edwards Lifesciences Corp *	47,079	3,829
Elevance Health Inc	18,117	5,773
Eli Lilly & Co	63,232	46,323
GE HealthCare Technologies Inc	36,781	2,712
Gilead Sciences Inc	100,008	11,298
HCA Healthcare Inc	13,878	5,606
Henry Schein Inc *	10,137	705
Hologic Inc *	18,229	1,224
Humana Inc	9,679	2,939
IDEXX Laboratories Inc *	6,423	4,156
Incyte Corp *	13,255	1,122
Insulet Corp *	5,678	1,930
Intuitive Surgical Inc *	28,789	13,626
IQVIA Holdings Inc *	13,163	2,512
Johnson & Johnson	193,420	34,268
Labcorp Holdings Inc	6,806	1,892
McKesson Corp	10,088	6,927
Medtronic PLC	103,073	9,566
Merck & Co Inc	201,768	16,973
Mettler-Toledo International Inc *	1,698	2,209
Moderna Inc *	27,425	661
Molina Healthcare Inc *	4,510	816

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pfizer Inc	456,863	$11,312
Quest Diagnostics Inc	9,097	1,652
Regeneron Pharmaceuticals Inc	8,359	4,854
ResMed Inc	11,810	3,242
Revvity Inc	9,409	848
Solventum Corp *	11,246	822
STERIS PLC	7,915	1,940
Stryker Corp	27,673	10,831
Thermo Fisher Scientific Inc	30,366	14,962
UnitedHealth Group Inc	72,857	22,576
Universal Health Services Inc, Cl B	4,584	832
Vertex Pharmaceuticals Inc *	20,621	8,063
Viatris Inc	93,908	991
Waters Corp *	4,794	1,447
West Pharmaceutical Services Inc	5,800	1,432
Zimmer Biomet Holdings Inc	15,884	1,685
Zoetis Inc, Cl A	35,739	5,590

		399,672
Industrials — 8.3%
3M Co	43,187	6,717
A O Smith Corp	9,551	681
Allegion PLC	6,899	1,171
AMETEK Inc	18,496	3,418
Automatic Data Processing Inc	32,593	9,910
Axon Enterprise Inc *	5,940	4,439
Boeing Co/The *	60,545	14,209
Broadridge Financial Solutions Inc	9,526	2,435
Builders FirstSource Inc *	8,809	1,222
Carrier Global Corp	64,052	4,176
Caterpillar Inc	37,812	15,845
CH Robinson Worldwide Inc	9,625	1,239
Cintas Corp	27,604	5,798
Copart Inc *	70,572	3,445
CSX Corp	150,915	4,906
Cummins Inc	11,078	4,414
Dayforce Inc *	12,911	901
Deere & Co	20,250	9,692
Delta Air Lines Inc	52,426	3,239
Dover Corp	10,980	1,964
Eaton Corp PLC	31,476	10,990
Emerson Electric Co	45,190	5,965
Equifax Inc	10,090	2,485
Expeditors International of Washington Inc	10,938	1,318
Fastenal Co	92,146	4,576
FedEx Corp	17,747	4,101
Fortive Corp	27,624	1,322
GE Vernova Inc	21,906	13,428
Generac Holdings Inc *	4,827	894
General Dynamics Corp	20,260	6,576
General Electric Co	85,727	23,592
Honeywell International Inc	51,627	11,332
Howmet Aerospace Inc	32,451	5,650
Hubbell Inc, Cl B	4,236	1,826

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Huntington Ingalls Industries Inc	3,227	$874
IDEX Corp	6,166	1,014
Illinois Tool Works Inc	21,455	5,678
Ingersoll Rand Inc	32,333	2,568
Jacobs Solutions Inc	9,664	1,413
JB Hunt Transport Services Inc	6,460	937
Johnson Controls International PLC	52,862	5,650
L3Harris Technologies Inc	15,013	4,168
Leidos Holdings Inc	10,339	1,871
Lennox International Inc	2,600	1,450
Lockheed Martin Corp	16,783	7,647
Masco Corp	17,257	1,266
Nordson Corp	4,390	988
Norfolk Southern Corp	18,123	5,074
Northrop Grumman Corp	10,868	6,413
Old Dominion Freight Line Inc	14,940	2,255
Otis Worldwide Corp	31,686	2,737
PACCAR Inc	42,123	4,211
Parker-Hannifin Corp	10,223	7,763
Paychex Inc	25,789	3,596
Paycom Software Inc	3,872	879
Pentair PLC	13,456	1,447
Quanta Services Inc	11,927	4,508
Republic Services Inc, Cl A	16,331	3,821
Rockwell Automation Inc	9,024	3,099
Rollins Inc	22,558	1,275
RTX Corp	107,356	17,027
Snap-on Inc	4,150	1,350
Southwest Airlines Co	46,427	1,527
Stanley Black & Decker Inc	12,541	932
Textron Inc	14,769	1,184
Trane Technologies PLC	17,952	7,461
TransDigm Group Inc	4,507	6,305
Uber Technologies Inc *	168,100	15,759
Union Pacific Corp	47,993	10,730
United Airlines Holdings Inc *	26,247	2,756
United Parcel Service Inc, Cl B	58,915	5,152
United Rentals Inc	5,171	4,945
Veralto Corp	19,921	2,115
Verisk Analytics Inc, Cl A	11,201	3,003
Waste Management Inc	29,454	6,668
Westinghouse Air Brake Technologies Corp	13,761	2,663
WW Grainger Inc	3,478	3,525
Xylem Inc/NY	19,537	2,766

		372,346
Information Technology — 32.8%
Accenture PLC, Cl A	50,319	13,082
Adobe Inc *	34,253	12,218
Advanced Micro Devices Inc *	130,276	21,187
Akamai Technologies Inc *	11,689	925
Amphenol Corp, Cl A	97,198	10,581
Analog Devices Inc	39,813	10,005
Apple Inc	1,200,651	278,719

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Applied Materials Inc	65,297	$10,497
Arista Networks Inc *	82,776	11,303
Autodesk Inc *	17,169	5,403
Broadcom Inc	377,950	112,399
Cadence Design Systems Inc *	21,978	7,702
CDW Corp/DE	10,579	1,743
Cisco Systems Inc	319,693	22,088
Cognizant Technology Solutions Corp, Cl A	39,527	2,856
Corning Inc	61,936	4,152
Crowdstrike Holdings Inc, Cl A *	20,000	8,474
Datadog Inc, Cl A *	25,700	3,513
Dell Technologies Inc, Cl C	24,100	2,944
Enphase Energy Inc *	10,742	405
EPAM Systems Inc *	4,549	802
F5 Inc *	4,652	1,457
Fair Isaac Corp *	1,905	2,899
First Solar Inc *	8,731	1,704
Fortinet Inc *	51,008	4,018
Gartner Inc *	6,201	1,558
Gen Digital Inc	43,754	1,321
GoDaddy Inc, Cl A *	11,600	1,720
Hewlett Packard Enterprise Co	105,341	2,378
HP Inc	76,757	2,191
Intel Corp	350,465	8,534
International Business Machines Corp	74,661	18,179
Intuit Inc	22,509	15,014
Jabil Inc	8,569	1,755
Keysight Technologies Inc *	13,900	2,272
KLA Corp	10,579	9,225
Lam Research Corp	102,790	10,294
Microchip Technology Inc	43,144	2,804
Micron Technology Inc	89,805	10,688
Microsoft Corp	597,490	302,742
Monolithic Power Systems Inc	3,857	3,224
Motorola Solutions Inc	13,424	6,342
NetApp Inc	16,565	1,868
NVIDIA Corp	1,960,480	341,476
NXP Semiconductors NV	20,329	4,774
ON Semiconductor Corp *	33,559	1,664
Oracle Corp	130,757	29,568
Palantir Technologies Inc, Cl A *	171,000	26,797
Palo Alto Networks Inc *	53,214	10,138
PTC Inc *	9,646	2,059
QUALCOMM Inc	88,222	14,180
Roper Technologies Inc	8,628	4,541
Salesforce Inc	77,131	19,765
Seagate Technology Holdings PLC	17,020	2,849
ServiceNow Inc *	16,680	15,303
Skyworks Solutions Inc	12,157	911
Super Micro Computer Inc *	41,200	1,712
Synopsys Inc *	14,862	8,970
TE Connectivity PLC	23,803	4,915
Teledyne Technologies Inc *	3,783	2,036

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	12,897	$1,525
Texas Instruments Inc	72,962	14,773
Trimble Inc *	19,117	1,545
Tyler Technologies Inc *	3,465	1,950
VeriSign Inc	6,604	1,805
Western Digital Corp	27,968	2,247
Workday Inc, Cl A *	17,400	4,016
Zebra Technologies Corp, Cl A *	4,106	1,302

		1,474,006
Materials — 1.8%
Air Products and Chemicals Inc	17,919	5,270
Albemarle Corp	9,496	806
Amcor PLC	186,611	1,610
Avery Dennison Corp	6,263	1,075
Ball Corp	22,561	1,188
CF Industries Holdings Inc	13,167	1,141
Corteva Inc	54,737	4,061
Dow Inc	57,599	1,419
DuPont de Nemours Inc	33,592	2,584
Eastman Chemical Co	9,319	656
Ecolab Inc	20,224	5,603
Freeport-McMoRan Inc, Cl B	115,359	5,122
International Flavors & Fragrances Inc	20,777	1,403
International Paper Co	42,375	2,105
Linde PLC	37,852	18,104
LyondellBasell Industries NV, Cl A	20,575	1,159
Martin Marietta Materials Inc	4,865	2,999
Mosaic Co/The	25,930	866
Newmont Corp	89,425	6,653
Nucor Corp	18,520	2,754
Packaging Corp of America	7,185	1,566
PPG Industries Inc	18,202	2,025
Sherwin-Williams Co/The	18,471	6,757
Smurfit WestRock PLC	40,391	1,913
Steel Dynamics Inc	11,019	1,443
Vulcan Materials Co	10,569	3,077

		83,359
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	12,454	1,027
American Tower Corp, Cl A ‡	37,654	7,676
AvalonBay Communities Inc ‡	11,396	2,232
BXP Inc ‡	11,836	858
Camden Property Trust ‡	8,523	954
CBRE Group Inc, Cl A *	23,596	3,825
CoStar Group Inc *	33,895	3,033
Crown Castle Inc ‡	34,993	3,469
Digital Realty Trust Inc ‡	25,399	4,258
Equinix Inc ‡	7,817	6,146
Equity Residential ‡	27,828	1,840
Essex Property Trust Inc ‡	5,206	1,407
Extra Space Storage Inc ‡	17,017	2,443
Federal Realty Investment Trust ‡	6,247	628

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	56,800	$1,019
Host Hotels & Resorts Inc ‡	55,508	955
Invitation Homes Inc ‡	46,411	1,452
Iron Mountain Inc ‡	23,698	2,188
Kimco Realty Corp ‡	55,110	1,239
Mid-America Apartment Communities Inc ‡	9,528	1,389
Prologis Inc ‡	74,561	8,484
Public Storage ‡	12,642	3,724
Realty Income Corp ‡	72,499	4,260
Regency Centers Corp ‡	13,252	961
SBA Communications Corp, Cl A ‡	8,736	1,790
Simon Property Group Inc ‡	24,670	4,457
UDR Inc ‡	24,475	969
Ventas Inc ‡	36,188	2,464
VICI Properties Inc, Cl A ‡	84,768	2,864
Welltower Inc ‡	49,904	8,398
Weyerhaeuser Co ‡	58,998	1,526

		87,935
Utilities — 2.3%
AES Corp/The	57,579	780
Alliant Energy Corp	20,967	1,364
Ameren Corp	21,654	2,161
American Electric Power Co Inc	42,907	4,764
American Water Works Co Inc	15,637	2,244
Atmos Energy Corp	12,753	2,119
CenterPoint Energy Inc	52,386	1,975
CMS Energy Corp	24,375	1,745
Consolidated Edison Inc	28,894	2,838
Constellation Energy Corp	25,175	7,753
Dominion Energy Inc	68,524	4,105
DTE Energy Co	16,600	2,268
Duke Energy Corp	62,425	7,646
Edison International	30,853	1,732
Entergy Corp	35,872	3,160
Evergy Inc	18,786	1,339
Eversource Energy	29,910	1,916
Exelon Corp	81,105	3,543
FirstEnergy Corp	41,850	1,825
NextEra Energy Inc	165,476	11,923
NiSource Inc	38,291	1,619
NRG Energy Inc	15,685	2,283
PG&E Corp	176,368	2,695
Pinnacle West Capital Corp	9,595	857
PPL Corp	59,320	2,163
Public Service Enterprise Group Inc	40,113	3,302
Sempra	52,393	4,326
Southern Co/The	88,353	8,155
Vistra Corp	27,300	5,163
WEC Energy Group Inc	25,575	2,724

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	46,336	$3,354

		103,841
Total Common Stock
(Cost $1,235,487) ($ Thousands)		4,403,249

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	82,947,678	$82,948
Total Cash Equivalent
(Cost $82,948) ($ Thousands)		82,948
Total Investments in Securities — 99.8%
(Cost $1,318,435) ($ Thousands)		$4,486,197

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	257	Sep-2025	$80,809	$83,175	$2,366

Percentages are based on Net Assets of $4,495,667 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$67,040	$138,725	$(122,817)	$—	$—	$82,948	$895	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%
Australia — 0.0%
Health Care — 0.0%
Benitec Biopharma Inc *	1,500	$20

Materials — 0.0%
Metals Acquisition Ltd, Cl A *	8,900	108
Total Australia		128

Austria — 0.0%
Materials — 0.0%
Critical Metals Corp *	4,700	29

Bahamas — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings Ltd	13,000	293

Belgium — 0.1%
Communication Services — 0.1%
Liberty Global Ltd, Cl A *	24,100	283
Liberty Global Ltd, Cl C *	22,800	272
		555

Materials — 0.0%
TITAN AMERICA SA	3,600	56
Total Belgium		611

Bermuda — 0.2%
Energy — 0.0%
Teekay Corp	6,300	52

Financials — 0.2%
Bank of NT Butterfield & Son Ltd/The	6,300	284
Hamilton Insurance Group Ltd, Cl B *	8,000	191
RenaissanceRe Holdings Ltd	7,206	1,751
		2,226

Industrials — 0.0%
Himalaya Shipping Ltd	4,900	37
Total Bermuda		2,315

Brazil — 0.8%
Financials — 0.8%
NU Holdings Ltd/Cayman Islands, Cl A *	485,000	7,178
Pagseguro Digital Ltd, Cl A	24,300	218
StoneCo Ltd, Cl A *	36,200	596
XP Inc, Cl A	62,700	1,137
		9,129

Information Technology — 0.0%
VTEX, Cl A *	8,600	35
Total Brazil		9,164

British Virgin Islands — 0.0%
Industrials — 0.0%
Acuren Corporation *	24,618	277

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cameroon — 0.1%
Energy — 0.1%
Golar LNG Ltd	14,002	$614

Canada — 1.3%
Consumer Discretionary — 0.3%
Restaurant Brands International Inc	48,100	3,046

Consumer Staples — 0.0%
SunOpta Inc *	17,100	107

Energy — 0.0%
Encore Energy Corp *	25,700	61
Kolibri Global Energy Inc *	4,700	27
Teekay Tankers Ltd, Cl A	3,300	162
		250

Financials — 0.3%
Brookfield Asset Management Ltd, Cl A	58,500	3,519
Kingsway Financial Services Inc *	1,600	23
		3,542

Health Care — 0.1%
Aurinia Pharmaceuticals Inc *	14,800	178
Bright Minds Biosciences Inc *	600	23
Fennec Pharmaceuticals Inc *	1,800	16
Xenon Pharmaceuticals Inc *	11,300	437
		654

Industrials — 0.3%
Brookfield Business Corp, Cl A	4,800	158
RB Global Inc	28,433	3,257
		3,415

Information Technology — 0.1%
D-Wave Quantum Inc *	43,000	672
Hut 8 Corp *	13,900	372
		1,044

Materials — 0.1%
Novagold Resources Inc *	42,600	291
SSR Mining Inc *	29,800	576
Vox Royalty Corp	4,400	16
		883

Real Estate — 0.0%
Real Brokerage Inc/The *	15,600	84

Utilities — 0.1%
BROOKFIELD INFRASTRUCTURE, Cl A	17,050	686
BROOKFIELD RENEWABLE CORP	21,316	718
		1,404
Total Canada		14,429

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cayman Islands — 0.0%
Financials — 0.0%
Patria Investments Ltd, Cl A	10,800	$146

China — 0.0%
Information Technology — 0.0%
indie Semiconductor Inc, Cl A *	27,400	124
Mercurity Fintech Holding Inc *	4,300	30
		154
Total China		154

Finland — 0.1%
Consumer Discretionary — 0.1%
Amer Sports Inc *	22,500	885

Germany — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding PLC *	7,600	396

Materials — 0.0%
Orion SA	10,400	110
Total Germany		506

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	71,775	128

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	15,500	749

Guernsey — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC Ltd	27,000	314

Hong Kong — 0.0%
Consumer Discretionary — 0.0%
GigaCloud Technology Inc, Cl A *	3,900	103

Ireland — 0.0%
Energy — 0.0%
Ardmore Shipping Corp	7,800	90

Health Care — 0.0%
Prothena Corp PLC *	7,900	65

Industrials — 0.0%
Cimpress PLC *	2,299	145
Total Ireland		300

Isle of Man — 0.0%
Materials — 0.0%
Lifezone Metals Ltd *	6,000	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 0.0%
Communication Services — 0.0%
Nexxen International Ltd ADR *	5,600	$56

Health Care — 0.0%
Nano-X Imaging Ltd, Cl X *	11,200	44

Information Technology — 0.0%
Sapiens International Corp NV	3,800	163
Total Israel		263

Italy — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna NV	9,200	78

Japan — 0.0%
Information Technology — 0.0%
Allegro MicroSystems Inc *	17,900	552

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding Corp/NV *	2,800	479

Mexico — 0.1%
Energy — 0.0%
Borr Drilling Ltd	37,600	110

Materials — 0.1%
Southern Copper Corp	12,397	1,191
Total Mexico		1,301

Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	5,913	298

Industrials — 0.0%
COSTAMARE BULKERS HOLDING *	1,420	15
Costamare Inc	7,100	81
Safe Bulkers Inc	12,300	52
		148
Total Monaco		446

Norway — 0.1%
Energy — 0.1%
FLEX LNG Ltd	5,800	158
Seadrill Ltd *	9,400	300
SFL Corp Ltd, Cl B	18,576	151
		609

Industrials — 0.0%
Freyr Battery Inc *	10,800	18
Total Norway		627

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Panama — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	$176

Puerto Rico — 0.2%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl A *	8,300	67
Liberty Latin America Ltd, Cl C *	19,562	161
		228

Financials — 0.2%
EVERTEC Inc	10,200	364
First BanCorp/Puerto Rico	24,116	536
OFG Bancorp	7,625	341
Popular Inc	10,056	1,264
		2,505
Total Puerto Rico		2,733

Singapore — 0.0%
Communication Services — 0.0%
Grindr Inc *	4,700	74

Health Care — 0.0%
Scilex Holding Co *	349	6

Information Technology — 0.0%
Kulicke & Soffa Industries Inc	8,000	300
Total Singapore		380

South Africa — 0.0%
Materials — 0.0%
Caledonia Mining Corp PLC	2,500	64

South Korea — 0.5%
Consumer Discretionary — 0.5%
Coupang Inc, Cl A *	189,000	5,402

Sweden — 0.0%
Financials — 0.0%
SiriusPoint Ltd *	16,300	305

Switzerland — 0.2%
Consumer Discretionary — 0.1%
Garrett Motion Inc	18,900	245
On Holding AG, Cl A *	33,200	1,497
		1,742

Health Care — 0.1%
ADC Therapeutics SA *	8,000	25
CRISPR Therapeutics AG *	12,300	637
		662

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.0%
AEBI SCHMIDT HOLDING AG	5,617	$69
Total Switzerland		2,473

Thailand — 0.2%
Energy — 0.0%
BKV Corp *	3,500	81

Information Technology — 0.2%
Fabrinet *	5,415	1,794
Total Thailand		1,875

United Kingdom — 1.3%
Consumer Discretionary — 0.7%
Flutter Entertainment PLC *	26,600	8,171
Genius Sports Ltd *	33,000	422
		8,593

Energy — 0.2%
TechnipFMC PLC	63,000	2,316

Financials — 0.0%
Fidelis Insurance Holdings Ltd	8,900	156
Marex Group PLC	4,700	166
		322

Health Care — 0.0%
Indivior PLC *	18,100	439

Industrials — 0.0%
Luxfer Holdings PLC	1,700	23
WNS Holdings Ltd *	6,200	468
		491

Materials — 0.4%
Anglogold Ashanti PLC	76,900	4,357
Total United Kingdom		16,518

United States — 93.4%
Communication Services — 5.0%
Advantage Solutions Inc *	18,900	34
Altice USA Inc, Cl A *	39,000	91
AMC Entertainment Holdings Inc, Cl A *	59,593	167
AMC Networks Inc, Cl A *	6,660	47
Angi Inc, Cl A *	6,341	112
Anterix Inc *	1,400	33
Arena Group Holdings Inc/The *	2,200	13
AST SpaceMobile Inc, Cl A *	26,000	1,272
Atlanta Braves Holdings Inc, Cl A *	1,803	86
Atlanta Braves Holdings Inc, Cl C *	6,905	311
ATN International Inc	2,267	39
Bandwidth Inc, Cl A *	5,000	75
Boston Omaha Corp, Cl A *	4,300	57
Bumble Inc, Cl A *	7,100	44
Cable One Inc	900	145
Cargurus Inc, Cl A *	12,300	426

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cars.com Inc *	10,800	$141
Cinemark Holdings Inc	16,640	429
Cogent Communications Holdings Inc	7,004	268
CuriosityStream Inc	4,100	19
DoubleVerify Holdings Inc *	18,900	308
EchoStar Corp, Cl A *	19,888	1,229
Entravision Communications Corp, Cl A	14,200	37
Eventbrite Inc, Cl A *	16,900	45
EverQuote Inc, Cl A *	4,400	102
EW Scripps Co/The, Cl A *	13,896	42
Frontier Communications Parent Inc *	34,800	1,290
fuboTV Inc *	48,500	171
Gannett Co Inc *	14,387	59
GCI Liberty - Escrow *	23,647	–
GCI LIBERTY INC, Cl A *	455	17
GCI LIBERTY INC, Cl C *	3,381	124
Getty Images Holdings Inc *	16,500	30
Globalstar Inc *	6,927	207
Gogo Inc *	9,800	108
Gray Television Inc	13,900	85
IAC Inc *	10,076	369
Ibotta Inc, Cl A *	2,600	70
IDT Corp, Cl B	2,500	160
iHeartMedia Inc, Cl A *	24,700	53
IMAX Corp *	7,000	200
Integral Ad Science Holding Corp *	7,600	68
Iridium Communications Inc	14,346	357
John Wiley & Sons Inc, Cl A	6,672	271
Liberty Broadband Corp, Cl A *	2,283	139
Liberty Broadband Corp, Cl C *	16,914	1,029
Liberty Media Corp-Liberty Formula One, Cl A *	3,208	289
Liberty Media Corp-Liberty Formula One, Cl C *	32,142	3,211
Liberty Media Corp-Liberty Live, Cl A *	3,409	323
Liberty Media Corp-Liberty Live, Cl C *	7,299	711
LIONSGATE STUDIOS CORP *	26,533	171
Lumen Technologies Inc *	142,300	707
Madison Square Garden Entertainment Corp, Cl A *	5,811	237
Madison Square Garden Sports Corp, Cl A *	2,379	471
Magnite Inc *	20,638	536
Marcus Corp/The	4,061	63
MediaAlpha Inc, Cl A *	3,537	37
National CineMedia Inc	11,700	51
New York Times Co/The, Cl A	24,182	1,447
NEWSMAX INC *	1,000	14
Nexstar Media Group Inc, Cl A	4,144	848
Nextdoor Holdings Inc *	29,000	59
Outbrain Inc *	5,800	10
Pinterest Inc, Cl A *	90,411	3,312
Playstudios Inc *	21,200	20
Playtika Holding Corp	11,625	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PubMatic Inc, Cl A *	7,100	$62
QuinStreet Inc *	6,286	99
Reddit Inc, Cl A *	17,500	3,939
Reservoir Media Inc *	4,100	32
ROBLOX Corp, Cl A *	85,400	10,640
Roku Inc, Cl A *	19,548	1,888
Rumble Inc *	11,700	85
Scholastic Corp	4,367	112
Shenandoah Telecommunications Co	5,704	76
Shutterstock Inc	2,997	63
Sinclair Inc	4,111	59
Sirius XM Holdings Inc	28,654	677
Sphere Entertainment Co *	4,611	209
Spok Holdings Inc	1,500	27
Spotify Technology SA *	23,303	15,890
Stagwell Inc, Cl A *	13,400	76
STARZ ENTERTAINMENT CORP *	2,614	33
TEGNA Inc	22,700	481
Telephone and Data Systems Inc	13,755	551
Thryv Holdings Inc *	6,500	84
Toro Combineco Inc *	4,200	25
TripAdvisor Inc *	17,100	298
TrueCar Inc *	22,900	50
Trump Media & Technology Group Corp *	15,500	272
Uniti Group Inc *	22,102	139
Vimeo Inc *	24,346	102
Vivid Seats Inc, Cl A *	280	5
WideOpenWest Inc *	11,700	60
Yelp Inc, Cl A *	8,198	259
Ziff Davis Inc *	7,357	281
ZipRecruiter Inc, Cl A *	15,100	76
ZoomInfo Technologies Inc, Cl A *	42,400	462
		60,051

Consumer Discretionary — 9.8%
1-800-Flowers.com Inc, Cl A *	5,400	30
Abercrombie & Fitch Co, Cl A *	7,000	655
Academy Sports & Outdoors Inc	10,100	541
Accel Entertainment Inc, Cl A *	9,500	110
Acushnet Holdings Corp	4,500	345
Adient PLC *	13,900	345
ADT Inc	61,461	535
Adtalem Global Education Inc *	5,381	705
Advance Auto Parts Inc	9,600	586
A-Mark Precious Metals Inc	2,000	47
American Axle & Manufacturing Holdings Inc *	18,698	109
American Eagle Outfitters Inc	24,222	313
American Public Education Inc *	2,600	78
America's Car-Mart Inc/TX *	1,250	56
AMMO Inc *	17,700	25
Aramark	39,800	1,557
Arhaus Inc, Cl A *	8,400	99
Arko Corp	14,200	71

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Asbury Automotive Group Inc *	2,798	$704
AutoNation Inc *	4,400	964
BARK Inc *	26,200	24
Bath & Body Works Inc	32,100	938
Beazer Homes USA Inc *	3,461	87
Beyond Inc *	7,300	66
Biglari Holdings Inc, Cl B *	182	57
BJ's Restaurants Inc *	3,142	105
Bloomin' Brands Inc	12,950	95
Boot Barn Holdings Inc *	4,500	800
BorgWarner Inc	32,800	1,403
Boyd Gaming Corp	8,545	734
Bright Horizons Family Solutions Inc *	8,535	1,007
Brinker International Inc *	6,782	1,058
Brunswick Corp/DE	9,283	590
Buckle Inc/The	5,051	286
Build-A-Bear Workshop Inc, Cl A	2,500	152
Burlington Stores Inc *	9,500	2,761
Caleres Inc	5,576	84
Camping World Holdings Inc, Cl A	11,100	194
Capri Holdings Ltd *	18,600	383
Carriage Services Inc, Cl A	1,606	70
Carter's Inc	5,770	165
Carvana Co, Cl A *	19,500	7,252
Cava Group Inc *	15,000	1,013
Cavco Industries Inc *	1,231	653
Century Communities Inc	4,400	290
Champion Homes Inc *	8,500	641
Cheesecake Factory Inc/The	7,223	444
Chewy Inc, Cl A *	31,500	1,290
Choice Hotels International Inc	3,877	464
Churchill Downs Inc	9,762	1,013
Clarus Corp	6,221	23
Columbia Sportswear Co	3,944	220
Cooper-Standard Holdings Inc *	2,000	74
Coursera Inc *	19,900	229
Cracker Barrel Old Country Store Inc	3,244	194
Cricut Inc, Cl A	5,900	34
Crocs Inc *	8,203	715
Dana Inc	21,498	433
Dave & Buster's Entertainment Inc *	3,800	98
Denny's Corp *	6,363	29
Designer Brands Inc, Cl A	6,492	24
Dick's Sporting Goods Inc	8,135	1,731
Dillard's Inc, Cl A	462	246
Dine Brands Global Inc	2,572	62
Dorman Products Inc *	4,140	670
DraftKings Inc, Cl A *	72,882	3,497
Dream Finders Homes Inc, Cl A *	4,700	131
Duolingo Inc, Cl A *	5,700	1,698
Dutch Bros Inc, Cl A *	17,500	1,257
El Pollo Loco Holdings Inc *	3,900	41
Ethan Allen Interiors Inc	4,276	126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Etsy Inc *	15,600	$827
European Wax Center Inc, Cl A *	8,000	34
EVgo Inc, Cl A *	17,700	69
Faraday Future Intelligent Electric Inc *	11,100	25
Figs Inc, Cl A *	9,300	66
First Watch Restaurant Group Inc *	5,700	107
Five Below Inc *	8,105	1,176
Floor & Decor Holdings Inc, Cl A *	16,000	1,311
Foot Locker Inc *	13,700	338
Fox Factory Holding Corp *	5,700	165
Frontdoor Inc *	10,750	653
Funko Inc, Cl A *	6,000	21
GameStop Corp, Cl A *	60,000	1,345
Gap Inc/The	34,700	764
Genesco Inc *	2,169	69
Gentex Corp	32,690	916
Gentherm Inc *	4,248	156
G-III Apparel Group Ltd *	5,906	159
Global Business Travel Group I *	8,900	74
Golden Entertainment Inc	4,131	103
Goodyear Tire & Rubber Co/The *	36,868	313
Graham Holdings Co, Cl B	500	543
Grand Canyon Education Inc *	4,215	850
Green Brick Partners Inc *	5,100	356
Group 1 Automotive Inc	1,835	853
Groupon Inc, Cl A *	3,800	99
H&R Block Inc	20,000	1,007
Hanesbrands Inc *	58,200	367
Harley-Davidson Inc	18,200	530
Haverty Furniture Cos Inc	1,563	35
Helen of Troy Ltd *	3,348	82
Hilton Grand Vacations Inc *	8,470	403
Holley Inc *	13,400	55
Hovnanian Enterprises Inc, Cl A *	600	84
Hyatt Hotels Corp, Cl A	5,927	855
Inspired Entertainment Inc *	2,000	19
Installed Building Products Inc	3,500	916
International Game Technology PLC	17,100	285
Jack in the Box Inc	2,221	43
Johnson Outdoors Inc, Cl A	1,400	56
KB Home	10,185	647
KinderCare Learning Cos Inc *	5,400	39
Kohl's Corp	17,700	267
Kontoor Brands Inc	7,900	610
Krispy Kreme Inc	14,400	51
Kura Sushi USA Inc, Cl A *	800	68
Lands' End Inc *	2,862	41
Latham Group Inc *	7,300	59
Laureate Education Inc, Cl A *	19,200	528
La-Z-Boy Inc	7,026	260
LCI Industries	3,949	416
Lear Corp	7,871	866
Legacy Housing Corp *	1,400	39

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leggett & Platt Inc	21,000	$202
LGI Homes Inc *	3,200	198
Life Time Group Holdings Inc *	20,200	564
Light & Wonder Inc, Cl A *	12,462	1,152
Lincoln Educational Services Corp *	4,300	81
Lindblad Expeditions Holdings Inc *	6,900	101
Lithia Motors Inc, Cl A	3,833	1,291
Livewire Group Inc *	4,900	19
Lovesac Co/The *	2,900	55
Lucid Group Inc *	181,600	360
Luminar Technologies Inc, Cl A *	3,726	6
M/I Homes Inc *	3,794	559
Macy's Inc	44,100	583
Malibu Boats Inc, Cl A *	2,100	70
Marine Products Corp	1,800	16
MarineMax Inc *	3,561	94
Marriott Vacations Worldwide Corp	4,472	349
MasterCraft Boat Holdings Inc *	2,100	46
Mattel Inc *	47,400	867
Matthews International Corp, Cl A	3,213	79
Meritage Homes Corp	10,322	802
Mister Car Wash Inc *	16,500	94
Modine Manufacturing Co *	7,774	1,058
Monarch Casino & Resort Inc	2,200	230
Monro Inc	2,928	49
Motorcar Parts of America Inc *	1,400	21
Movado Group Inc	3,520	64
Murphy USA Inc	2,700	1,017
Nathan's Famous Inc	400	42
National Vision Holdings Inc *	11,700	268
Newell Brands Inc	66,200	392
ODP Corp/The *	4,912	100
Ollie's Bargain Outlet Holdings Inc *	9,200	1,167
OneWater Marine Inc, Cl A *	2,200	37
Oxford Industries Inc	2,654	117
Papa John's International Inc	4,442	216
Patrick Industries Inc	4,587	513
Peloton Interactive Inc, Cl A *	54,535	414
Penn Entertainment Inc *	24,500	496
Penske Automotive Group Inc	2,788	514
Perdoceo Education Corp	8,554	280
Petco Health & Wellness Co Inc, Cl A *	13,500	54
Phinia Inc	6,400	374
Planet Fitness Inc, Cl A *	12,300	1,289
Polaris Inc	8,207	464
Portillo's Inc, Cl A *	10,200	72
Potbelly Corp *	2,500	32
PVH Corp	7,900	666
QuantumScape Corp, Cl A *	64,600	512
RCI Hospitality Holdings Inc	1,400	52
RealReal Inc/The *	16,100	123
Red Rock Resorts Inc, Cl A	7,600	470
Revolve Group Inc, Cl A *	5,300	119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RH *	2,111	$476
Rivian Automotive Inc, Cl A *	116,800	1,585
Rocky Brands Inc	1,600	49
Rush Street Interactive Inc *	13,600	303
Sabre Corp *	55,600	100
Sally Beauty Holdings Inc *	12,091	168
Savers Value Village Inc *	6,200	75
Serve Robotics Inc *	7,000	78
Service Corp International/US	20,989	1,663
Shake Shack Inc, Cl A *	5,700	604
SharkNinja Inc *	11,800	1,380
Shoe Carnival Inc	1,852	39
Signet Jewelers Ltd	6,200	546
Six Flags Entertainment Corp *	14,793	336
Skechers USA Inc, Cl A *	19,646	1,239
Sleep Number Corp *	5,009	53
Smith & Wesson Brands Inc	6,283	51
Solid Power Inc *	28,800	125
Sonic Automotive Inc, Cl A	2,364	194
Sonos Inc *	18,300	255
Standard Motor Products Inc	2,366	92
Steven Madden Ltd	10,051	292
Stitch Fix Inc, Cl A *	17,800	94
Strategic Education Inc	3,687	300
Strattec Security Corp *	400	26
Stride Inc *	6,488	1,059
Sturm Ruger & Co Inc	1,742	60
Superior Group of Cos Inc	2,100	28
Sweetgreen Inc, Cl A *	17,000	155
Target Hospitality Corp *	6,100	55
Taylor Morrison Home Corp, Cl A *	14,060	947
Tempur Sealy International Inc	31,028	2,605
Texas Roadhouse Inc, Cl A	9,966	1,720
Thor Industries Inc	7,690	843
ThredUp Inc, Cl A *	14,000	151
Tile Shop Holdings Inc *	6,300	39
Toll Brothers Inc	14,939	2,077
TopBuild Corp *	4,300	1,809
Topgolf Callaway Brands Corp *	23,306	223
Torrid Holdings Inc *	2,700	6
Traeger Inc *	4,800	6
Travel + Leisure Co	9,100	575
Tri Pointe Homes Inc *	13,373	472
Udemy Inc *	17,700	121
Under Armour Inc, Cl A *	26,900	135
Under Armour Inc, Cl C *	24,900	123
United Parks & Resorts Inc *	4,100	216
Universal Technical Institute Inc *	7,300	194
Upbound Group Inc, Cl A	7,540	192
Urban Outfitters Inc *	9,000	604
Vail Resorts Inc	5,412	886
Valvoline Inc *	18,136	703
VF Corp	52,900	800

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viad Corp *	2,271	$85
Victoria's Secret & Co *	11,100	256
Viking Holdings Ltd *	30,600	1,947
Visteon Corp	4,365	541
Warby Parker Inc, Cl A *	14,600	383
Wayfair Inc, Cl A *	14,600	1,089
Wendy's Co/The	26,175	278
Weyco Group Inc	1,200	36
Whirlpool Corp	8,200	764
Wingstop Inc	4,200	1,378
Winmark Corp	391	181
Winnebago Industries Inc	4,435	160
Wolverine World Wide Inc	13,096	418
Wyndham Hotels & Resorts Inc	11,000	953
XPEL Inc *	3,000	111
Xponential Fitness Inc, Cl A *	5,600	47
YETI Holdings Inc *	11,500	404
Zumiez Inc *	803	14
		118,328

Consumer Staples — 2.8%
Albertsons Cos Inc, Cl A	60,400	1,175
Alico Inc	1,400	47
Andersons Inc/The	5,699	233
B&G Foods Inc, Cl A	14,611	66
Beauty Health Co/The *	17,700	37
BellRing Brands Inc *	19,402	796
Beyond Meat Inc *	13,000	33
BJ's Wholesale Club Holdings Inc *	19,700	1,924
Boston Beer Co Inc/The, Cl A *	1,083	239
BRC Inc, Cl A *	5,800	9
Calavo Growers Inc	1,426	39
Cal-Maine Foods Inc	6,628	766
Casey's General Stores Inc	5,559	2,749
Celsius Holdings Inc *	24,800	1,559
Central Garden & Pet Co *	600	22
Central Garden & Pet Co, Cl A *	7,161	237
Chefs' Warehouse Inc/The *	5,721	361
Coca-Cola Consolidated Inc	7,790	913
Coty Inc, Cl A *	47,400	203
Darling Ingredients Inc *	24,057	817
Dole PLC	10,800	159
Edgewell Personal Care Co	7,145	172
elf Beauty Inc *	8,200	1,025
Energizer Holdings Inc	10,945	302
Flowers Foods Inc	28,408	427
Fresh Del Monte Produce Inc	5,581	202
Freshpet Inc *	6,900	385
Grocery Outlet Holding Corp *	15,500	281
Guardian Pharmacy Services Inc, Cl A *	1,900	50
Hain Celestial Group Inc/The *	15,660	28
Herbalife Ltd *	13,044	128
HF Foods Group Inc *	9,900	32
Honest Co Inc/The *	9,700	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingles Markets Inc, Cl A	2,645	$179
Ingredion Inc	9,665	1,252
Inter Parfums Inc	2,906	334
J & J Snack Foods Corp	2,364	264
John B Sanfilippo & Son Inc	1,519	99
Lancaster Colony Corp	2,829	517
Lifevantage Corp	1,100	14
Limoneira Co	3,400	54
Mama's Creations Inc *	4,900	39
Maplebear Inc *	25,800	1,119
Medifast Inc *	1,764	25
MGP Ingredients Inc	1,800	53
Mission Produce Inc *	9,300	116
National Beverage Corp *	3,904	164
Natural Grocers by Vitamin Cottage Inc	1,485	57
Nature's Sunshine Products Inc *	2,937	49
Nu Skin Enterprises Inc, Cl A	8,205	100
Oil-Dri Corp of America	2,000	119
Olaplex Holdings Inc *	29,300	42
Performance Food Group Co *	23,027	2,335
Pilgrim's Pride Corp	6,007	267
Post Holdings Inc *	7,569	856
PriceSmart Inc	3,623	389
PRIMO BRANDS CORP	37,300	937
Reynolds Consumer Products Inc	8,000	186
Seaboard Corp	40	159
Seneca Foods Corp, Cl A *	362	41
Simply Good Foods Co/The *	14,700	421
SMITHFIELD FOODS INC	3,700	94
SpartanNash Co	4,136	111
Spectrum Brands Holdings Inc	3,387	193
Sprouts Farmers Market Inc *	14,800	2,080
Tootsie Roll Industries Inc	2,600	105
TreeHouse Foods Inc *	7,809	143
Turning Point Brands Inc	2,300	229
United Natural Foods Inc *	9,598	271
Universal Corp/VA	4,045	226
US Foods Holding Corp *	34,100	2,646
USANA Health Sciences Inc *	1,532	49
Utz Brands Inc	10,700	144
Village Super Market Inc, Cl A	1,962	71
Vita Coco Co Inc/The *	6,100	218
Vital Farms Inc *	5,500	281
Waldencast plc, Cl A *	7,000	11
WD-40 Co	2,186	472
Weis Markets Inc	2,704	194
Westrock Coffee Co *	7,900	43
WK Kellogg Co	9,700	222
Zevia PBC, Cl A *	4,700	13
		33,457

Energy — 3.3%
Antero Midstream Corp	51,700	920
Antero Resources Corp *	43,980	1,404

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Archrock Inc	24,683	$611
Aris Water Solutions Inc, Cl A	4,200	102
Atlas Energy Solutions Inc, Cl A	11,200	131
Berry Corp	7,400	25
Bristow Group Inc *	3,697	142
Cactus Inc, Cl A	10,700	449
California Resources Corp	9,700	482
Calumet Inc *	10,300	168
Centrus Energy Corp, Cl A *	2,200	444
Cheniere Energy Inc	33,465	8,093
Chord Energy Corp	8,930	981
Civitas Resources Inc	13,234	487
Clean Energy Fuels Corp *	29,988	79
CNX Resources Corp *	21,200	619
Comstock Resources Inc *	11,600	187
CONSOL Energy Inc	7,788	578
Core Laboratories Inc	9,300	107
Crescent Energy Co, Cl A	26,385	252
CVR Energy Inc	4,597	140
Delek US Holdings Inc	7,990	221
DHT Holdings Inc	18,900	222
Diversified Energy Co PLC	7,700	127
DMC Global Inc *	5,100	34
Dorian LPG Ltd	5,347	171
DT Midstream Inc	15,500	1,615
Empire Petroleum Corp *	1,033	5
Energy Fuels Inc/Canada *	30,200	349
Energy Services of America Corp	1,400	14
Excelerate Energy Inc, Cl A	3,300	81
Expro Group Holdings NV *	15,357	192
FLOWCO HOLDINGS INC	4,400	72
FutureFuel Corp	3,876	15
Gevo Inc *	34,500	60
Granite Ridge Resources Inc	8,700	48
Green Plains Inc *	11,190	124
Gulfport Energy Corp *	2,200	383
Helix Energy Solutions Group Inc *	24,169	159
Helmerich & Payne Inc	15,600	326
HF Sinclair Corp	23,200	1,180
HighPeak Energy Inc	1,100	8
INFINITY NATURAL RESOURCES *	2,200	33
Innovex International Inc *	7,987	138
International Seaways Inc	5,528	251
Kinetik Holdings Inc, Cl A	6,900	289
Kodiak Gas Services Inc	7,700	276
Liberty Energy Inc, Cl A	25,700	289
Lightbridge Corp *	2,800	42
Magnolia Oil & Gas Corp, Cl A	26,900	669
Matador Resources Co	17,500	881
Murphy Oil Corp	19,200	477
Nabors Industries Ltd *	1,991	74
NACCO Industries Inc, Cl A	900	35
National Energy Services Reunited Corp *	9,100	85

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Natural Gas Services Group Inc	1,500	$39
Navigator Holdings Ltd	4,900	79
New Fortress Energy Inc, Cl A *	23,200	57
NextDecade Corp *	19,000	204
Noble Corp PLC	18,090	521
Nordic American Tankers Ltd	34,377	107
Northern Oil & Gas Inc	13,800	361
NOV Inc	54,800	728
Oceaneering International Inc *	15,446	377
Oil States International Inc *	11,199	63
Ovintiv Inc	39,100	1,647
Par Pacific Holdings Inc *	7,686	266
Patterson-UTI Energy Inc	46,855	272
PBF Energy Inc, Cl A	11,477	314
Peabody Energy Corp	16,600	289
Permian Resources Corp, Cl A	97,185	1,389
Prairie Operating Co *	4,200	11
PrimeEnergy Resources Corp *	100	15
ProFrac Holding Corp, Cl A *	3,000	12
ProPetro Holding Corp *	13,100	67
Range Resources Corp	36,000	1,234
REX American Resources Corp *	1,800	113
Riley Exploration Permian Inc	1,200	35
RPC Inc	15,199	73
Sable Offshore Corp *	10,200	275
SandRidge Energy Inc	8,200	97
SEACOR Marine Holdings Inc *	7,300	47
Select Water Solutions Inc, Cl A	11,300	96
SM Energy Co	17,913	511
Solaris Energy Infrastructure Inc, Cl A	5,400	171
Summit Midstream Corp *	100	2
Talos Energy Inc *	22,100	218
TETRA Technologies Inc *	14,900	70
Tidewater Inc *	7,700	464
Transocean Ltd *	120,200	364
Uranium Energy Corp *	66,500	711
VAALCO Energy Inc	15,500	60
Valaris Ltd *	9,700	482
VIPER ENERGY INC, Cl A	26,099	1,040
Vital Energy Inc *	3,800	68
Vitesse Energy Inc	5,143	137
W&T Offshore Inc	21,338	39
Weatherford International PLC	11,300	720
World Kinect Corp	8,341	224
		39,415

Financials — 16.2%
1st Source Corp	2,758	178
ACNB Corp	1,900	86
AFC Gamma Inc ‡	2,800	13
Affiliated Managers Group Inc	4,400	989
Affirm Holdings Inc, Cl A *	40,600	3,591
AGNC Investment Corp ‡	138,721	1,354
Alerus Financial Corp	3,400	76

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ally Financial Inc	40,500	$1,663
Amalgamated Financial Corp	3,000	87
Ambac Financial Group Inc *	7,800	70
Amerant Bancorp Inc, Cl A	5,100	110
American Coastal Insurance Corp	4,000	44
American Financial Group Inc/OH	9,953	1,352
Ameris Bancorp	9,362	686
AMERISAFE Inc	2,633	122
Angel Oak Mortgage REIT Inc ‡	1,600	16
Annaly Capital Management Inc ‡	90,139	1,910
Apollo Commercial Real Estate Finance Inc ‡	23,419	248
Arbor Realty Trust Inc ‡	28,600	341
Ares Commercial Real Estate Corp ‡	9,600	45
Ares Management Corp, Cl A	28,645	5,133
ARMOUR Residential REIT Inc ‡	14,584	223
Arrow Financial Corp	3,349	100
Artisan Partners Asset Management Inc, Cl A	9,300	435
Associated Banc-Corp	24,836	670
Assured Guaranty Ltd	6,987	574
Atlantic Union Bankshares Corp	20,099	718
Atlanticus Holdings Corp *	1,100	73
AvidXchange Holdings Inc *	26,800	266
Axis Capital Holdings Ltd	11,468	1,131
Axos Financial Inc *	7,536	687
Bakkt Holdings Inc, Cl A *	900	8
Baldwin Insurance Group Inc/The, Cl A *	10,800	342
Banc of California Inc	19,113	323
BancFirst Corp	3,250	432
Bancorp Inc/The *	6,792	518
Bank First Corp	1,500	195
Bank of Hawaii Corp	6,024	410
Bank of Marin Bancorp	3,614	89
Bank OZK	15,370	806
BankUnited Inc	10,996	431
Bankwell Financial Group Inc	1,100	47
Banner Corp	4,751	318
Bar Harbor Bankshares	2,850	92
BayCom Corp	3,000	91
BCB Bancorp Inc	3,200	28
Berkshire Hills Bancorp Inc	8,291	217
BGC Group Inc, Cl A	55,936	549
Blackstone Mortgage Trust Inc, Cl A ‡	22,200	434
Blue Foundry Bancorp *	6,000	56
Blue Owl Capital Inc, Cl A	92,700	1,717
Blue Ridge Bankshares Inc *	14,100	57
BOK Financial Corp	3,582	399
Bowhead Specialty Holdings Inc *	2,400	75
Bread Financial Holdings Inc	7,000	463
Bridgewater Bancshares Inc *	5,300	87
Brighthouse Financial Inc *	8,200	388
Brightsphere Investment Group Inc	4,563	233
BrightSpire Capital Inc, Cl A ‡	21,794	126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brookline Bancorp Inc	9,733	$107
Burford Capital Ltd	26,700	374
Burke & Herbert Financial Services Corp	1,611	102
Business First Bancshares Inc	4,300	108
Byline Bancorp Inc	3,170	92
Cadence Bank	26,131	984
California BanCorp *	5,500	93
Camden National Corp	3,058	125
Cannae Holdings Inc	9,262	173
Cantaloupe Inc *	7,000	76
Capital Bancorp Inc	1,900	65
Capital City Bank Group Inc	2,861	125
Capitol Federal Financial Inc	19,487	126
Carlyle Group Inc/The	40,200	2,595
Carter Bankshares Inc *	4,800	93
Cass Information Systems Inc	1,354	58
Cathay General Bancorp	9,215	460
Central Pacific Financial Corp	4,910	154
Chicago Atlantic Real Estate Finance Inc ‡	900	13
Chimera Investment Corp ‡	10,955	155
ChoiceOne Financial Services Inc	2,100	65
Citizens & Northern Corp	3,540	72
Citizens Financial Services Inc	707	42
Citizens Inc/TX, Cl A *	4,300	23
City Holding Co	2,385	306
Civista Bancshares Inc	3,400	72
Claros Mortgage Trust Inc ‡	14,700	54
CNA Financial Corp	3,375	167
CNB Financial Corp/PA	4,248	112
CNO Financial Group Inc	14,825	585
Coastal Financial Corp/WA *	1,900	218
Cohen & Steers Inc	3,936	291
Colony Bankcorp Inc	3,700	64
Columbia Banking System Inc	30,594	819
Columbia Financial Inc *	3,600	54
Comerica Inc	19,700	1,390
Commerce Bancshares Inc/MO	18,806	1,165
Community Financial System Inc	8,251	494
Community Trust Bancorp Inc	3,093	181
Community West Bancshares	2,800	60
Compass Diversified Holdings	10,600	80
ConnectOne Bancorp Inc	5,968	153
Corebridge Financial Inc	40,600	1,412
Crawford & Co, Cl A	5,700	62
Credit Acceptance Corp *	1,012	521
Cullen/Frost Bankers Inc	9,105	1,175
Customers Bancorp Inc *	4,770	342
CVB Financial Corp	19,279	388
Dave Inc *	1,400	299
Diamond Hill Investment Group Inc	654	95
DigitalBridge Group Inc	25,598	292
Dime Community Bancshares Inc	6,229	192
Donegal Group Inc, Cl A	2,500	45

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Donnelley Financial Solutions Inc *	4,332	$246
Dynex Capital Inc ‡	14,797	187
Eagle Bancorp Inc	4,406	86
East West Bancorp Inc	20,766	2,183
Eastern Bankshares Inc	28,834	493
Ellington Financial Inc ‡	13,700	187
Employers Holdings Inc	4,274	185
Enact Holdings Inc	3,700	139
Encore Capital Group Inc *	3,875	162
Enova International Inc *	3,666	445
Enterprise Financial Services Corp	5,165	316
Equitable Holdings Inc	46,400	2,471
Equity Bancshares Inc, Cl A	3,100	126
Esquire Financial Holdings Inc	1,000	98
Essent Group Ltd	14,500	910
Euronet Worldwide Inc *	6,388	595
Evercore Inc, Cl A	5,576	1,793
F&G Annuities & Life Inc	2,094	72
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	85
Farmers National Banc Corp	6,800	103
FB Financial Corp	6,846	367
Federal Agricultural Mortgage Corp, Cl C	1,288	270
Fidelity D&D Bancorp Inc	100	4
Fidelity National Financial Inc	39,166	2,345
Finance of America Cos Inc, Cl A *	700	19
Financial Institutions Inc	3,243	90
First American Financial Corp	15,272	1,008
First Bancorp Inc/The	3,052	83
First Bancorp/Southern Pines NC	5,545	303
First Bank/Hamilton NJ	3,700	62
First Busey Corp	12,898	319
First Business Financial Services Inc	1,800	94
First Capital Inc	300	12
First Citizens BancShares Inc/NC, Cl A	1,502	2,980
First Commonwealth Financial Corp	13,701	243
First Community Bankshares Inc	2,342	89
First Financial Bancorp	13,333	353
First Financial Bankshares Inc	20,712	770
First Financial Corp/IN	2,412	142
First Foundation Inc *	9,100	54
First Hawaiian Inc	20,100	522
First Horizon Corp	75,725	1,711
First Internet Bancorp	100	3
First Interstate BancSystem Inc, Cl A	12,916	423
First Merchants Corp	9,618	399
First Mid Bancshares Inc	3,572	144
First Western Financial Inc *	1,800	42
FirstCash Holdings Inc	6,020	887
Firstsun Capital Bancorp *	1,900	72
Five Star Bancorp	2,800	92
Flushing Financial Corp	6,070	84
Flywire Corp *	18,900	249

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FNB Corp/PA	53,989	$901
Forge Global Holdings Inc *	2,097	40
Franklin BSP Realty Trust Inc ‡	15,254	176
FS Bancorp Inc	1,400	60
Fulton Financial Corp	29,112	572
FVCBankcorp Inc	3,375	46
GBank Financial Holdings Inc *	1,300	52
GCM Grosvenor Inc, Cl A	4,500	58
Genworth Financial Inc, Cl A *	63,600	545
German American Bancorp Inc	6,366	266
Glacier Bancorp Inc	16,175	795
Goosehead Insurance Inc, Cl A	3,700	313
Great Southern Bancorp Inc	1,099	70
Green Dot Corp, Cl A *	9,255	129
Greene County Bancorp Inc	1,020	24
Greenlight Capital Re Ltd, Cl A *	6,409	83
Guaranty Bancshares Inc/TX	1,500	74
HA Sustainable Infrastructure Capital Inc ‡	18,600	525
Hamilton Lane Inc, Cl A	6,000	926
Hancock Whitney Corp	12,514	787
Hanmi Financial Corp	5,578	140
Hanover Insurance Group Inc/The	5,317	922
HarborOne Bancorp Inc	3,020	39
Hawthorn Bancshares Inc	500	17
HBT Financial Inc	2,200	58
HCI Group Inc	1,215	203
Heritage Commerce Corp	11,300	117
Heritage Financial Corp/WA	4,171	102
Heritage Insurance Holdings Inc *	3,200	73
Hilltop Holdings Inc	6,000	210
Hingham Institution For Savings The	300	85
Hippo Holdings Inc *	3,484	118
Home Bancorp Inc	400	23
Home BancShares Inc/AR	28,132	837
HomeStreet Inc *	4,372	61
HomeTrust Bancshares Inc	2,902	120
Hope Bancorp Inc	19,295	215
Horace Mann Educators Corp	6,714	309
Horizon Bancorp Inc/IN	4,625	78
Houlihan Lokey Inc, Cl A	8,200	1,634
Independent Bank Corp	7,848	561
Independent Bank Corp/MI	3,300	109
International Bancshares Corp	8,650	619
International Money Express Inc *	5,400	78
Invesco Mortgage Capital Inc ‡	8,009	63
Investors Title Co	100	25
Jackson Financial Inc, Cl A	10,700	1,057
James River Group Holdings Ltd	8,200	46
Janus Henderson Group PLC	19,700	873
Jefferies Financial Group Inc	23,100	1,498
John Marshall Bancorp Inc	2,700	53
Kearny Financial Corp/MD	10,929	74
Kemper Corp	9,773	524

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kingstone Cos Inc	1,400	$19
Kinsale Capital Group Inc	3,400	1,555
KKR Real Estate Finance Trust Inc ‡	5,600	54
Ladder Capital Corp, Cl A ‡	15,962	185
Lakeland Financial Corp	4,157	285
Lazard Inc, Cl A	15,831	905
Lemonade Inc *	8,700	460
LendingClub Corp *	15,000	258
LendingTree Inc *	2,200	149
Lincoln National Corp	26,000	1,116
Live Oak Bancshares Inc	4,800	186
LPL Financial Holdings Inc	11,923	4,346
Markel Group Inc *	1,903	3,728
Marqeta Inc, Cl A *	57,400	365
MBIA Inc *	10,982	87
Mercantile Bank Corp	1,657	82
Merchants Bancorp/IN	3,300	107
Mercury General Corp	3,878	300
Metrocity Bankshares Inc	3,800	114
Metropolitan Bank Holding Corp	1,900	151
MFA Financial Inc ‡	16,624	170
MGIC Investment Corp	35,118	977
Mid Penn Bancorp Inc	3,200	96
Midland States Bancorp Inc	2,600	48
MidWestOne Financial Group Inc	3,169	96
Moelis & Co, Cl A	10,800	779
Morningstar Inc	3,520	924
Mr Cooper Group Inc *	9,471	1,786
MVB Financial Corp	2,400	59
National Bank Holdings Corp, Cl A	6,400	251
Navient Corp	8,700	119
NB Bancorp Inc	6,400	121
NBT Bancorp Inc	8,208	363
NCR Atleos Corp *	10,141	402
Nelnet Inc, Cl A	1,931	248
NerdWallet Inc, Cl A *	5,800	60
New York Community Bancorp Inc	45,305	581
New York Mortgage Trust Inc ‡	17,159	124
NewtekOne Inc	4,600	57
Nexpoint Real Estate Finance Inc ‡	1,600	24
NI Holdings Inc *	2,300	31
Nicolet Bankshares Inc	2,200	304
NMI Holdings Inc, Cl A *	10,700	421
Northeast Bank	1,300	144
Northeast Community Bancorp Inc	3,000	68
Northfield Bancorp Inc	2,905	34
NORTHPOINTE BANCSHARES INC	1,000	18
Northrim BanCorp Inc	900	85
Northwest Bancshares Inc	18,579	235
OceanFirst Financial Corp	9,468	174
Ohio Valley Banc Corp	400	15
Old National Bancorp/IN	48,033	1,099
Old Point Financial Corp	500	–

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old Republic International Corp	34,444	$1,377
Old Second Bancorp Inc	5,200	96
OmniAB Inc. *	2,598	–
OneMain Holdings Inc, Cl A	18,000	1,113
Onity Group Inc *	1,400	58
Open Lending Corp, Cl A *	9,900	21
Oportun Financial Corp *	3,600	24
OppFi Inc	3,600	37
Orange County Bancorp Inc	2,000	53
Orchid Island Capital Inc, Cl A ‡	17,620	124
Origin Bancorp Inc	5,000	194
Orrstown Financial Services Inc	3,000	105
Oscar Health Inc, Cl A *	27,300	455
P10 Inc, Cl A	8,600	106
Pacific Premier Bancorp Inc	14,636	358
Palomar Holdings Inc, Cl A *	4,000	492
Park National Corp	2,405	413
Parke Bancorp Inc	2,200	50
Pathward Financial Inc	3,200	254
Payoneer Global Inc *	44,700	311
Paysafe Ltd *	3,467	49
Paysign Inc *	4,300	22
PCB Bancorp	2,600	57
Peapack-Gladstone Financial Corp	3,154	92
PennyMac Financial Services Inc	4,000	440
PennyMac Mortgage Investment Trust ‡	14,463	178
Peoples Bancorp Inc/OH	5,572	172
Peoples Financial Services Corp	1,600	84
Perella Weinberg Partners, Cl A	8,600	190
Pinnacle Financial Partners Inc	11,527	1,121
Pioneer Bancorp Inc/NY *	2,700	35
Piper Sandler Cos	2,577	860
PJT Partners Inc, Cl A	3,400	609
Ponce Financial Group Inc *	5,600	83
PRA Group Inc *	7,658	131
Preferred Bank/Los Angeles CA	1,537	145
Primerica Inc	4,929	1,328
Primis Financial Corp	6,000	69
Priority Technology Holdings Inc *	3,400	28
ProAssurance Corp *	8,525	203
PROG Holdings Inc	6,378	225
Prosperity Bancshares Inc	13,935	963
Provident Financial Services Inc	18,119	359
QCR Holdings Inc	2,600	204
Radian Group Inc	21,048	734
RBB Bancorp	2,600	53
Ready Capital Corp ‡	29,838	127
Red River Bancshares Inc	1,200	78
Redwood Trust Inc ‡	15,505	95
Regional Management Corp	1,700	75
Reinsurance Group of America Inc, Cl A	9,716	1,893
Remitly Global Inc *	24,000	445
Renasant Corp	13,460	527

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Repay Holdings Corp, Cl A *	14,200	$84
Republic Bancorp Inc/KY, Cl A	798	61
Rithm Capital Corp ‡	82,488	1,021
RLI Corp	12,364	837
Robinhood Markets Inc, Cl A *	112,100	11,662
Rocket Cos Inc, Cl A	37,327	663
Root Inc/OH, Cl A *	1,600	148
Ryan Specialty Holdings Inc, Cl A	16,200	916
S&T Bancorp Inc	6,232	246
Safety Insurance Group Inc	2,431	180
Seacoast Banking Corp of Florida	11,881	370
SEI Investments Co †	15,619	1,379
Selective Insurance Group Inc	8,884	695
Selectquote Inc *	28,700	65
ServisFirst Bancshares Inc	8,000	705
Sezzle Inc *	2,400	227
Shift4 Payments Inc, Cl A *	10,000	904
Shore Bancshares Inc	6,200	107
Siebert Financial Corp *	3,600	10
Sierra Bancorp	2,978	91
Simmons First National Corp, Cl A	19,253	400
Skyward Specialty Insurance Group Inc *	4,900	237
SLM Corp	32,320	1,011
SmartFinancial Inc	3,100	114
SoFi Technologies Inc *	170,200	4,347
South Plains Financial Inc	2,400	98
Southern First Bancshares Inc *	1,491	67
Southern Missouri Bancorp Inc	1,900	109
Southside Bancshares Inc	4,762	149
SouthState Corp	14,685	1,499
Starwood Property Trust Inc ‡	49,580	1,005
Stellar Bancorp Inc	5,840	181
StepStone Group Inc, Cl A	8,800	546
Stewart Information Services Corp	4,541	331
Stifel Financial Corp	14,673	1,692
Stock Yards Bancorp Inc	3,502	283
StoneX Group Inc *	6,928	708
Sunrise Realty Trust Inc ‡	933	10
Synovus Financial Corp	21,492	1,109
Texas Capital Bancshares Inc *	6,523	565
TFS Financial Corp	6,743	95
Third Coast Bancshares Inc *	1,200	48
Tiptree Inc	5,100	120
Toast Inc, Cl A *	67,100	3,026
Tompkins Financial Corp	2,305	162
Towne Bank/Portsmouth VA	11,567	424
TPG Inc, Cl A	19,472	1,175
TPG RE Finance Trust Inc ‡	12,100	113
Tradeweb Markets Inc, Cl A	17,700	2,183
TriCo Bancshares	4,009	182
Triumph Financial Inc *	3,600	221
Trupanion Inc *	5,400	250
TrustCo Bank Corp NY	1,825	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trustmark Corp	9,039	$364
Two Harbors Investment Corp ‡	14,210	142
UMB Financial Corp	11,086	1,351
United Bankshares Inc/WV	21,656	830
United Community Banks Inc/GA	18,118	605
United Fire Group Inc	3,471	107
Unity Bancorp Inc	1,600	84
Universal Insurance Holdings Inc	5,100	124
Univest Financial Corp	4,715	149
Unum Group	26,100	1,823
Upstart Holdings Inc *	12,500	916
USCB Financial Holdings Inc	2,200	38
UWM Holdings Corp	32,100	183
Valley National Bancorp	68,468	716
Value Line Inc	300	11
Velocity Financial Inc *	1,800	34
Veritex Holdings Inc	7,039	242
Victory Capital Holdings Inc, Cl A	6,700	478
Virtu Financial Inc, Cl A	12,000	503
Virtus Investment Partners Inc	1,158	233
Voya Financial Inc	13,900	1,044
WaFd Inc	10,818	340
Walker & Dunlop Inc	5,023	427
Washington Trust Bancorp Inc	3,070	93
Waterstone Financial Inc	2,600	39
Webster Financial Corp	25,229	1,570
WesBanco Inc	13,310	437
West BanCorp Inc	3,785	76
Westamerica BanCorp	3,355	168
Western Alliance Bancorp	16,261	1,456
Western Union Co/The	52,200	453
WEX Inc *	5,076	870
White Mountains Insurance Group Ltd	362	663
Wintrust Financial Corp	9,661	1,326
WisdomTree Inc	15,275	208
World Acceptance Corp *	476	82
WSFS Financial Corp	8,312	485
Zions Bancorp NA	21,900	1,270
		196,314

Health Care — 10.5%
10X Genomics Inc, Cl A *	15,000	210
4D Molecular Therapeutics Inc *	7,700	47
89bio Inc *	21,300	192
Abeona Therapeutics Inc *	4,700	32
Absci Corp *	13,100	31
Acadia Healthcare Co Inc *	13,887	319
ACADIA Pharmaceuticals Inc *	19,100	496
Accuray Inc *	18,400	28
AdaptHealth Corp, Cl A *	15,400	146
Adaptive Biotechnologies Corp *	22,300	294
Addus HomeCare Corp *	2,900	334
ADMA Biologics Inc *	34,600	597
Aerovate Therapeutics Inc	4,863	38

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
agilon health Inc *	42,900	$55
Agios Pharmaceuticals Inc *	7,900	298
AirSculpt Technologies Inc *	1,400	9
Akebia Therapeutics Inc *	45,600	143
Akero Therapeutics Inc *	10,400	486
Aldeyra Therapeutics Inc *	9,200	54
Alector Inc *	13,000	31
Alignment Healthcare Inc *	18,100	296
Alkermes PLC *	22,853	662
Allogene Therapeutics Inc *	20,200	23
Alnylam Pharmaceuticals Inc *	18,889	8,434
Alphatec Holdings Inc *	17,300	275
Altimmune Inc *	11,800	45
Alumis Inc *	4,188	19
Amicus Therapeutics Inc *	37,700	286
AMN Healthcare Services Inc *	5,809	121
Amneal Pharmaceuticals Inc *	23,588	226
Amphastar Pharmaceuticals Inc *	5,300	162
Amylyx Pharmaceuticals Inc *	10,300	97
AnaptysBio Inc *	2,500	51
Anavex Life Sciences Corp *	15,300	147
AngioDynamics Inc *	8,570	88
ANI Pharmaceuticals Inc *	2,500	234
Anika Therapeutics Inc *	3,070	29
Annexon Inc *	17,700	36
Apellis Pharmaceuticals Inc *	17,900	494
Apogee Therapeutics Inc *	4,800	175
Aquestive Therapeutics Inc *	18,500	70
Arbutus Biopharma Corp *	16,700	62
Arcellx Inc *	5,500	382
Arcturus Therapeutics Holdings Inc *	3,100	53
Arcus Biosciences Inc *	10,600	112
Arcutis Biotherapeutics Inc *	17,500	272
Ardelyx Inc *	42,200	268
Ardent Health Partners Inc *	6,000	76
ArriVent Biopharma Inc *	2,900	55
Arrowhead Pharmaceuticals Inc *	17,100	377
ARS Pharmaceuticals Inc *	8,100	94
Artivion Inc *	4,845	213
Arvinas Inc *	8,600	66
Astrana Health Inc *	7,100	227
Astria Therapeutics Inc *	3,100	19
Atea Pharmaceuticals Inc *	15,000	50
AtriCure Inc *	7,920	293
aTyr Pharma Inc *	13,000	70
Aura Biosciences Inc *	2,200	14
Avadel Pharmaceuticals PLC *	15,200	224
Avanos Medical Inc *	7,800	93
Avantor Inc *	99,551	1,341
Aveanna Healthcare Holdings Inc *	10,800	86
Avidity Biosciences Inc *	16,400	764
Avita Medical Inc *	5,000	22
Axogen Inc *	7,585	122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axsome Therapeutics Inc *	6,000	$728
Azenta Inc *	5,303	162
Beam Therapeutics Inc *	15,800	258
BETA BIONICS INC *	1,400	26
Bicara Therapeutics Inc *	4,100	49
BioCryst Pharmaceuticals Inc *	29,900	248
Biohaven Ltd *	13,350	205
BioLife Solutions Inc *	6,800	170
BioMarin Pharmaceutical Inc *	27,946	1,628
Bio-Rad Laboratories Inc, Cl A *	2,800	834
Bioventus Inc, Cl A *	8,800	65
Bridgebio Pharma Inc *	23,335	1,208
BrightSpring Health Services Inc *	11,400	270
Brookdale Senior Living Inc, Cl A *	35,909	277
Bruker Corp	15,532	528
Butterfly Network Inc *	28,600	46
Candel Therapeutics Inc *	4,300	25
Capricor Therapeutics Inc *	7,200	45
Cardiff Oncology Inc *	7,300	15
CareDx Inc *	9,000	123
Castle Biosciences Inc *	4,600	110
Catalyst Pharmaceuticals Inc *	18,200	375
Celcuity Inc *	3,400	174
Celldex Therapeutics Inc *	9,300	205
Ceribell Inc *	2,900	34
Certara Inc *	17,764	193
Cerus Corp *	38,497	50
CG oncology Inc *	8,300	223
Chemed Corp	2,145	982
ChromaDex Corp *	7,400	73
Cidara Therapeutics Inc *	2,400	157
ClearPoint Neuro Inc *	3,900	41
Clover Health Investments Corp, Cl A *	60,200	158
Codexis Inc *	13,961	38
Cogent Biosciences Inc *	14,000	169
Coherus Biosciences Inc *	14,800	17
Collegium Pharmaceutical Inc *	4,900	190
Community Health Systems Inc *	12,629	35
Compass Therapeutics Inc *	23,500	82
Concentra Group Holdings Parent Inc	16,521	393
CONMED Corp	5,408	294
Corcept Therapeutics Inc *	14,200	990
CorMedix Inc *	9,000	133
CorVel Corp *	4,302	383
Corvus Pharmaceuticals Inc *	6,300	36
Crinetics Pharmaceuticals Inc *	12,800	397
Cross Country Healthcare Inc *	5,479	73
CryoPort Inc *	9,400	83
Cullinan Therapeutics Inc *	6,400	48
CVRx Inc *	2,900	23
Cytek Biosciences Inc *	23,200	96
Cytokinetics Inc *	16,800	594
Day One Biopharmaceuticals Inc *	8,500	64

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Definitive Healthcare Corp, Cl A *	7,300	$29
Delcath Systems Inc *	4,500	50
Denali Therapeutics Inc *	18,100	276
DENTSPLY SIRONA Inc	31,000	443
Design Therapeutics Inc *	7,800	43
Dianthus Therapeutics Inc *	3,900	92
Disc Medicine Inc, Cl A *	4,200	251
DocGo Inc *	13,700	21
Doximity Inc, Cl A *	20,400	1,386
Dynavax Technologies Corp, Cl A *	15,689	159
Dyne Therapeutics Inc *	13,000	175
Edgewise Therapeutics Inc *	11,900	171
Editas Medicine Inc, Cl A *	15,400	40
Elanco Animal Health Inc *	75,000	1,376
Eledon Pharmaceuticals Inc *	4,800	12
Embecta Corp	6,500	94
Emergent BioSolutions Inc *	8,000	66
Enanta Pharmaceuticals Inc *	4,700	39
Encompass Health Corp	15,441	1,880
Enhabit Inc *	10,870	86
Enliven Therapeutics Inc *	4,600	93
Enovis Corp *	8,363	258
Ensign Group Inc/The	8,436	1,449
Entrada Therapeutics Inc *	4,200	23
Envista Holdings Corp *	26,400	559
Erasca Inc *	14,600	23
Esperion Therapeutics Inc *	31,100	69
Eton Pharmaceuticals Inc *	3,800	66
Evolent Health Inc, Cl A *	17,700	171
Evolus Inc *	11,000	84
Exact Sciences Corp *	28,026	1,329
Exelixis Inc *	41,000	1,534
EyePoint Pharmaceuticals Inc *	8,400	97
Fate Therapeutics Inc *	18,600	19
Foghorn Therapeutics Inc *	4,200	21
Fortrea Holdings Inc *	14,200	140
Fulcrum Therapeutics Inc *	10,200	66
Fulgent Genetics Inc *	4,700	104
GeneDx Holdings Corp, Cl A *	2,800	363
Geron Corp *	76,670	107
Ginkgo Bioworks Holdings Inc *	5,800	73
Glaukos Corp *	8,349	800
Globus Medical Inc, Cl A *	16,558	1,015
Gossamer Bio Inc *	28,300	70
GRAIL Inc *	4,633	152
Guardant Health Inc *	17,800	1,200
Gyre Therapeutics Inc *	2,000	15
Haemonetics Corp *	7,047	384
Halozyme Therapeutics Inc *	17,858	1,306
Harmony Biosciences Holdings Inc *	5,800	214
Harrow Inc *	5,200	203
Health Catalyst Inc *	12,300	42
HealthEquity Inc *	12,700	1,134

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthStream Inc	3,964	$111
Heron Therapeutics Inc *	20,900	28
Hims & Hers Health Inc *	28,700	1,215
Humacyte Inc *	14,991	23
ICU Medical Inc *	3,727	476
Ideaya Biosciences Inc *	12,300	302
Illumina Inc *	23,400	2,339
ImmunityBio Inc *	32,300	76
Immunome Inc *	8,500	81
Immunovant Inc *	10,200	150
Inhibikase Therapeutics Inc *	7,800	14
Inhibrx Biosciences Inc *	800	23
Innovage Holding Corp *	3,900	15
Innoviva Inc *	9,309	190
Inogen Inc *	4,100	33
Insmed Inc *	27,000	3,675
Inspire Medical Systems Inc *	4,200	394
Integer Holdings Corp *	4,930	532
Integra LifeSciences Holdings Corp *	11,304	171
Intellia Therapeutics Inc *	16,400	186
Ionis Pharmaceuticals Inc *	23,394	997
Iovance Biotherapeutics Inc *	38,300	85
iRadimed Corp	1,100	80
iRhythm Technologies Inc *	5,000	850
Ironwood Pharmaceuticals Inc, Cl A *	27,354	36
Janux Therapeutics Inc *	5,200	118
Jazz Pharmaceuticals PLC *	8,800	1,124
Joint Corp/The *	3,000	32
KalVista Pharmaceuticals Inc *	4,700	63
Keros Therapeutics Inc *	4,800	73
KESTRA MEDICAL TECHNOLOGIES *	1,000	16
Kodiak Sciences Inc *	7,600	69
KORU Medical Systems Inc *	4,100	17
Krystal Biotech Inc *	3,700	546
Kura Oncology Inc *	9,400	74
Kymera Therapeutics Inc *	7,600	313
Lantheus Holdings Inc *	10,100	554
Larimar Therapeutics Inc *	6,900	25
LeMaitre Vascular Inc	2,700	257
LENSAR Inc *	1,200	15
LENZ Therapeutics Inc *	3,200	124
Lexeo Therapeutics Inc *	3,300	16
Lifecore Biomedical Inc *	2,400	18
LifeMD Inc *	5,700	35
LifeStance Health Group Inc *	20,600	113
Ligand Pharmaceuticals Inc *	3,028	490
Liquidia Corp *	10,700	296
LivaNova PLC *	8,600	485
Madrigal Pharmaceuticals Inc *	2,500	1,095
MannKind Corp *	43,600	200
Maravai LifeSciences Holdings Inc, Cl A *	13,018	32
Masimo Corp *	6,893	963
MaxCyte Inc *	20,500	29

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MBX Biosciences Inc *	1,500	$23
Medpace Holdings Inc *	3,400	1,617
MeiraGTx Holdings PLC *	6,700	49
Merit Medical Systems Inc *	9,075	822
Mesa Laboratories Inc	1,100	75
METSERA INC *	3,500	124
MiMedx Group Inc *	22,700	161
Mind Medicine MindMed Inc *	11,800	105
Mineralys Therapeutics Inc *	4,700	73
Mirum Pharmaceuticals Inc *	6,400	473
Monopar Therapeutics Inc *	600	20
Monte Rosa Therapeutics Inc *	8,900	43
Multiplan Corp *	1,100	76
Myriad Genetics Inc *	14,226	91
Natera Inc *	19,300	3,247
National HealthCare Corp	1,994	226
National Research Corp, Cl A	3,212	47
Neogen Corp *	35,012	201
NeoGenomics Inc *	18,300	161
Neurocrine Biosciences Inc *	14,600	2,038
Neurogene Inc *	1,700	31
Neuronetics Inc *	4,400	15
NeuroPace Inc *	3,600	33
Nkarta Inc *	7,474	16
Novavax Inc *	23,268	174
Novocure Ltd *	15,700	194
Nurix Therapeutics Inc *	10,000	93
Nutex Health Inc *	500	42
Nuvalent Inc, Cl A *	6,100	467
Nuvation Bio Inc *	34,000	101
Nuvectis Pharma Inc *	1,900	12
Ocular Therapeutix Inc *	21,000	256
Olema Pharmaceuticals Inc *	7,200	39
Omeros Corp *	4,300	18
OmniAb Inc, Cl W *	16,797	27
Omnicell Inc *	7,612	248
Oncology Institute Inc/The *	7,600	26
OPKO Health Inc *	53,584	74
OptimizeRx Corp *	4,000	72
Option Care Health Inc *	23,927	686
OraSure Technologies Inc *	16,939	56
Organogenesis Holdings Inc, Cl A *	12,321	63
Organon & Co	40,800	384
ORIC Pharmaceuticals Inc *	6,200	63
Orthofix Medical Inc *	6,953	104
OrthoPediatrics Corp *	2,800	60
Oruka Therapeutics Inc *	4,100	61
Outset Medical Inc *	2,600	36
Owens & Minor Inc *	11,239	55
Pacific Biosciences of California Inc *	46,800	61
Pacira BioSciences Inc *	6,545	175
PACS Group Inc *	7,000	81
Pediatrix Medical Group Inc *	14,856	256

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pennant Group Inc/The *	4,268	$102
Penumbra Inc *	5,600	1,527
Performant Financial Corp *	10,500	80
Perrigo Co PLC	21,400	508
Personalis Inc *	7,500	37
Perspective Therapeutics Inc *	7,700	26
Phathom Pharmaceuticals Inc *	5,900	72
Phibro Animal Health Corp, Cl A	2,100	78
Phreesia Inc *	8,400	266
Pieris Pharmaceuticals Inc *	800	43
Praxis Precision Medicines Inc *	2,800	128
Precigen Inc *	21,300	96
Premier Inc, Cl A	13,900	360
Prestige Consumer Healthcare Inc *	7,779	529
Prime Medicine Inc *	7,800	25
Privia Health Group Inc *	16,800	387
PROCEPT BioRobotics Corp *	7,500	301
Pro-Dex Inc *	300	14
Progyny Inc *	11,700	277
Protagonist Therapeutics Inc *	8,600	508
Protalix BioTherapeutics Inc *	10,200	16
PTC Therapeutics Inc *	12,200	602
Pulmonx Corp *	6,600	11
Pulse Biosciences Inc *	4,500	70
Puma Biotechnology Inc *	4,200	21
QIAGEN NV	31,292	1,455
Quanterix Corp *	7,000	32
Quantum-Si Inc *	21,500	24
QuidelOrtho Corp *	10,271	295
RadNet Inc *	9,800	703
Rapport Therapeutics Inc *	1,800	32
Recursion Pharmaceuticals Inc, Cl A *	50,600	238
REGENXBIO Inc *	9,300	83
Relay Therapeutics Inc *	15,500	56
Repligen Corp *	7,922	969
Replimune Group Inc, Cl Rights *	7,600	41
REVOLUTION Medicines Inc *	25,603	972
Rezolute Inc *	10,000	71
Rhythm Pharmaceuticals Inc *	8,000	825
Rigel Pharmaceuticals Inc *	3,705	144
Rocket Pharmaceuticals Inc *	11,300	37
Roivant Sciences Ltd *	57,100	681
Royalty Pharma PLC, Cl A	58,800	2,116
RxSight Inc *	5,600	51
Sana Biotechnology Inc *	18,300	56
SANUWAVE Health Inc *	1,000	42
Sarepta Therapeutics Inc *	14,400	262
Savara Inc *	24,200	79
Scholar Rock Holding Corp *	12,100	395
Schrodinger Inc/United States *	9,700	189
Select Medical Holdings Corp	15,765	205
SELLAS Life Sciences Group Inc *	10,700	21
Semler Scientific Inc *	1,000	30

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SEPTERNA INC *	3,800	$46
SI-BONE Inc *	7,300	122
SIGA Technologies Inc	10,000	84
Sight Sciences Inc *	2,400	10
Simulations Plus Inc	1,700	24
SIONNA THERAPEUTICS INC *	1,400	34
Soleno Therapeutics Inc *	6,000	406
Solid Biosciences Inc *	9,800	54
Sotera Health Co *	25,624	419
Spyre Therapeutics Inc *	5,700	94
STAAR Surgical Co *	7,378	202
Standard BioTools Inc *	49,600	63
Stoke Therapeutics Inc *	5,600	111
Summit Therapeutics Inc *	17,600	417
Supernus Pharmaceuticals Inc *	9,100	411
Surgery Partners Inc *	12,000	272
Surmodics Inc *	3,044	104
Syndax Pharmaceuticals Inc *	11,200	183
Tactile Systems Technology Inc *	4,900	65
Talkspace Inc *	20,200	54
Tandem Diabetes Care Inc *	9,200	115
Tango Therapeutics Inc *	10,600	71
Tarsus Pharmaceuticals Inc *	6,000	351
Taysha Gene Therapies Inc *	26,300	77
Tectonic Therapeutic Inc *	1,300	33
Teladoc Health Inc *	28,340	219
Teleflex Inc	6,700	847
Tempus AI Inc, Cl A *	12,400	941
Tenet Healthcare Corp *	14,100	2,599
Terns Pharmaceuticals Inc *	5,200	36
TG Therapeutics Inc *	20,600	604
Theravance Biopharma Inc *	6,045	84
Tonix Pharmaceuticals Holding Corp *	1,100	33
Tourmaline Bio Inc *	3,800	89
TransMedics Group Inc *	4,900	563
Travere Therapeutics Inc *	12,700	222
Treace Medical Concepts Inc *	6,200	46
Trevi Therapeutics Inc *	15,800	115
TruBridge Inc *	800	16
Twist Bioscience Corp *	8,200	221
Tyra Biosciences Inc *	2,600	33
UFP Technologies Inc *	1,200	252
Ultragenyx Pharmaceutical Inc *	13,000	389
United Therapeutics Corp *	6,564	2,000
Upstream Bio Inc *	5,200	89
UroGen Pharma Ltd *	5,900	115
US Physical Therapy Inc	1,926	160
Utah Medical Products Inc	700	44
Vanda Pharmaceuticals Inc *	11,800	56
Varex Imaging Corp *	8,600	99
Vaxcyte Inc *	17,700	545
Veeva Systems Inc, Cl A *	22,393	6,028
Vera Therapeutics Inc, Cl A *	7,300	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veracyte Inc *	12,300	$373
Verastem Inc *	11,700	108
Vericel Corp *	8,000	291
Viemed Healthcare Inc *	1,000	7
Viking Therapeutics Inc *	15,900	430
Vir Biotechnology Inc *	13,100	65
Viridian Therapeutics Inc *	10,300	189
Voyager Therapeutics Inc *	10,800	36
WaVe Life Sciences Ltd *	15,300	147
Waystar Holding Corp *	13,800	523
Xencor Inc *	10,000	81
Xeris Biopharma Holdings Inc *	29,100	228
XOMA Royalty Corp *	1,400	45
Y-mAbs Therapeutics Inc *	2,600	22
Zenas Biopharma Inc *	1,500	24
Zevra Therapeutics Inc *	11,000	100
Zimvie Inc *	4,800	91
Zymeworks Inc *	4,600	68
		127,326

Industrials — 17.4%
3D Systems Corp *	27,947	64
AAON Inc	10,075	836
AAR Corp *	5,029	380
ABM Industries Inc	8,455	416
ACCO Brands Corp	8,129	33
Acuity Brands Inc	4,725	1,543
ACV Auctions Inc, Cl A *	24,200	282
Advanced Drainage Systems Inc	10,500	1,512
AECOM	20,148	2,516
AeroVironment Inc *	4,725	1,140
AerSale Corp *	7,700	66
AGCO Corp	9,023	976
Air Lease Corp, Cl A	15,331	923
Alamo Group Inc	1,535	325
Alaska Air Group Inc *	18,400	1,155
Albany International Corp, Cl A	4,898	311
Alight Inc, Cl A	60,400	234
Allegiant Travel Co, Cl A *	2,050	128
Allient Inc	2,650	120
Allison Transmission Holdings Inc	12,776	1,115
Alta Equipment Group Inc	4,403	37
Amentum Holdings Inc *	25,400	634
Ameresco Inc, Cl A *	5,279	134
American Airlines Group Inc *	99,500	1,330
American Superconductor Corp *	5,600	279
American Woodmark Corp *	2,284	147
Amprius Technologies Inc *	13,900	99
API Group Corp *	54,300	1,937
Apogee Enterprises Inc	2,911	128
Applied Industrial Technologies Inc	5,761	1,518
ArcBest Corp	3,790	280
Archer Aviation Inc, Cl A *	81,300	728
Arcosa Inc	6,813	674

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Argan Inc	2,079	$474
Armstrong World Industries Inc	6,477	1,268
Array Technologies Inc *	25,587	231
Astec Industries Inc	2,763	128
Astronics Corp *	1,774	65
Astronics Corp, Cl B *	2,395	83
Asure Software Inc *	1,400	12
ATI Inc *	21,100	1,636
Atkore Inc	4,700	273
Atmus Filtration Technologies Inc	11,900	530
Avis Budget Group Inc *	2,660	421
AZZ Inc	4,096	462
Barrett Business Services Inc	3,236	158
BlackSky Technology Inc, Cl A *	4,600	81
Blade Air Mobility Inc *	12,600	55
Bloom Energy Corp, Cl A *	30,500	1,615
Blue Bird Corp *	4,392	256
BlueLinx Holdings Inc *	1,000	83
Boise Cascade Co	5,970	519
Booz Allen Hamilton Holding Corp, Cl A	18,865	2,051
Bowman Consulting Group Ltd, Cl A *	3,000	128
BrightView Holdings Inc *	9,600	138
Brink's Co/The	6,606	740
BWX Technologies Inc	13,724	2,224
Byrna Technologies Inc *	3,400	69
CACI International Inc, Cl A *	3,232	1,550
Cadre Holdings Inc	3,700	114
Carlisle Cos Inc	6,377	2,461
Casella Waste Systems Inc, Cl A *	9,591	945
CBIZ Inc *	7,645	493
CECO Environmental Corp *	3,900	178
Centuri Holdings Inc *	4,800	102
Chart Industries Inc *	6,672	1,330
Clarivate PLC *	60,600	264
Clean Harbors Inc *	7,676	1,859
CNH Industrial NV	129,100	1,478
Columbus McKinnon Corp/NY	3,665	55
Comfort Systems USA Inc	5,191	3,651
Complete Solaria Inc *	7,400	11
CompX International Inc	400	10
Concentrix Corp	7,081	374
Concrete Pumping Holdings Inc	3,900	27
Conduent Inc *	15,000	42
Construction Partners Inc, Cl A *	7,100	851
Core & Main Inc, Cl A *	28,600	1,851
CoreCivic Inc *‡	15,702	318
Covenant Logistics Group Inc, Cl A	2,800	68
CRA International Inc	905	175
Crane Co	7,429	1,377
CSG Systems International Inc	3,617	232
CSW Industrials Inc	2,500	684
Curtiss-Wright Corp	5,578	2,667
Custom Truck One Source Inc *	14,400	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe Corp	5,254	$103
Distribution Solutions Group Inc *	400	13
DNOW Inc *	17,300	277
Donaldson Co Inc	18,046	1,438
Douglas Dynamics Inc	4,322	146
Driven Brands Holdings Inc *	10,500	193
Ducommun Inc *	2,400	219
DXP Enterprises Inc/TX *	2,262	282
Dycom Industries Inc *	4,307	1,087
EMCOR Group Inc	6,787	4,208
Energy Recovery Inc *	10,300	146
Enerpac Tool Group Corp, Cl A	7,542	319
EnerSys	5,483	563
Ennis Inc	5,288	97
Enovix Corp *	27,300	263
Enpro Inc	3,268	715
Enviri Corp *	8,128	92
Eos Energy Enterprises Inc *	33,200	229
Esab Corp	8,462	976
ESCO Technologies Inc	3,977	799
Eve Holding Inc *	7,600	30
EVERUS CONSTRUCTION GROUP *	7,658	601
ExlService Holdings Inc *	23,815	1,043
Exponent Inc	7,272	519
Federal Signal Corp	8,947	1,100
Ferguson Enterprises Inc	29,400	6,796
First Advantage Corp *	10,516	172
Flowserve Corp	19,600	1,052
Fluence Energy Inc, Cl A *	9,400	70
Fluor Corp *	25,000	1,026
Forrester Research Inc *	2,464	24
Fortune Brands Innovations Inc	18,200	1,065
Forward Air Corp *	2,918	88
Franklin Covey Co *	1,404	27
Franklin Electric Co Inc	5,981	585
Frontier Group Holdings Inc *	9,200	45
FTAI Aviation Ltd	15,400	2,369
FTAI Infrastructure Inc	19,500	94
FTI Consulting Inc *	5,068	855
Gates Industrial Corp PLC *	36,700	938
GATX Corp	5,152	867
Genco Shipping & Trading Ltd	7,300	123
Genpact Ltd	24,250	1,100
GEO Group Inc/The *	20,485	425
Gibraltar Industries Inc *	4,260	267
Global Industrial Co	2,900	108
GMS Inc *	5,800	638
Gorman-Rupp Co/The	3,377	144
Graco Inc	24,505	2,092
Graham Corp *	1,700	83
Granite Construction Inc	6,534	704
Great Lakes Dredge & Dock Corp *	8,180	95
Greenbrier Cos Inc/The	5,023	234

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Griffon Corp	5,537	$422
GXO Logistics Inc *	16,590	873
Hayward Holdings Inc *	29,900	481
Healthcare Services Group Inc *	12,139	189
Heartland Express Inc	9,772	84
HEICO Corp	6,418	2,003
HEICO Corp, Cl A	11,482	2,813
Heidrick & Struggles International Inc	3,652	186
Helios Technologies Inc	4,277	232
Herc Holdings Inc	4,678	612
Hertz Global Holdings Inc *	16,700	96
Hexcel Corp	11,698	739
Hillenbrand Inc	11,580	294
Hillman Solutions Corp *	33,100	327
HNI Corp	6,262	281
Hub Group Inc, Cl A	8,824	330
Hudson Technologies Inc *	5,300	54
Huron Consulting Group Inc *	2,411	330
Hyliion Holdings Corp *	27,400	46
Hyster-Yale Inc	2,002	75
IBEX Holdings Ltd *	1,200	35
ICF International Inc	2,668	262
IES Holdings Inc *	1,300	454
Innodata Inc *	4,500	171
Insperity Inc	5,724	316
Insteel Industries Inc	2,141	82
Interface Inc, Cl A	7,545	202
Intuitive Machines Inc *	16,300	143
ITT Inc	12,163	2,071
Janus International Group Inc *	23,300	241
JELD-WEN Holding Inc *	14,300	91
JetBlue Airways Corp *	50,381	270
Joby Aviation Inc *	69,200	979
John Bean Technologies Corp	7,531	1,079
Kadant Inc	1,725	558
Karat Packaging Inc	1,000	25
Karman Holdings Inc *	7,200	385
KBR Inc	19,345	976
Kelly Services Inc, Cl A	3,895	55
Kennametal Inc	13,014	279
Kforce Inc	3,237	106
Kirby Corp *	8,526	829
Knight-Swift Transportation Holdings Inc, Cl A	23,727	1,042
Korn Ferry	7,458	553
Kratos Defense & Security Solutions Inc *	24,516	1,614
KULR Technology Group Inc *	5,000	24
L B Foster Co, Cl A *	600	16
Landstar System Inc	5,044	667
Legalzoom.com Inc *	14,000	155
Leonardo DRS Inc	11,400	475
Limbach Holdings Inc *	1,600	183
Lincoln Electric Holdings Inc	8,033	1,949

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lindsay Corp	1,327	$182
Liquidity Services Inc *	3,922	104
Loar Holdings Inc *	6,400	452
LSI Industries Inc	5,700	131
Lyft Inc, Cl A *	60,000	973
Manitowoc Co Inc/The *	7,787	77
ManpowerGroup Inc	7,756	329
Marten Transport Ltd	7,529	89
MasTec Inc *	9,382	1,705
Masterbrand Inc *	17,600	224
Matrix Service Co *	4,300	65
Matson Inc	4,952	515
Maximus Inc	8,116	714
McGrath RentCorp	3,948	480
Mercury Systems Inc *	8,023	542
Microvast Holdings Inc *	29,700	79
Middleby Corp/The *	7,625	1,043
Miller Industries Inc/TN	1,011	43
MillerKnoll Inc	10,207	215
Montrose Environmental Group Inc *	5,900	183
Moog Inc, Cl A	4,224	827
MRC Global Inc *	13,812	208
MSA Safety Inc	5,644	963
MSC Industrial Direct Co Inc, Cl A	6,903	623
Mueller Industries Inc	16,316	1,565
Mueller Water Products Inc, Cl A	24,112	636
MYR Group Inc *	2,379	446
NANO Nuclear Energy Inc *	4,400	143
National Presto Industries Inc	1,091	114
Newpark Resources Inc *	9,420	98
NEXTracker Inc, Cl A *	21,200	1,426
NL Industries Inc	2,000	13
Northwest Pipe Co *	700	37
NuScale Power Corp *	18,900	655
nVent Electric PLC	24,500	2,215
Omega Flex Inc	600	21
OPENLANE Inc *	16,029	464
Orion Group Holdings Inc *	5,000	37
Oshkosh Corp	9,917	1,382
Owens Corning	13,160	1,976
Palladyne AI Corp *	3,600	27
Pangaea Logistics Solutions Ltd	2,100	11
Park Aerospace Corp	782	15
Parsons Corp *	7,900	633
Paylocity Holding Corp *	6,900	1,237
Pitney Bowes Inc	26,400	320
Planet Labs PBC *	35,800	254
Plug Power Inc *	146,600	230
Powell Industries Inc	1,364	363
Power Solutions International Inc *	1,000	83
Preformed Line Products Co	190	36
Primoris Services Corp	8,047	954
Proto Labs Inc *	4,199	209

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quad/Graphics Inc, Cl A	6,600	$44
Quanex Building Products Corp	8,065	172
QXO Inc *	90,000	1,812
Radiant Logistics Inc *	500	3
RALLIANT CORP *	17,000	711
RBC Bearings Inc *	4,695	1,831
Redwire Corp *	5,000	45
Regal Rexnord Corp	9,938	1,484
Resideo Technologies Inc *	20,900	712
RESOLUTE HOLDINGS MANAG *	516	34
Resources Connection Inc	6,981	36
REV Group Inc	8,400	447
Richtech Robotics Inc, Cl B *	9,100	28
Robert Half Inc	14,400	537
ROCKET LAB CORP *	59,300	2,882
Rush Enterprises Inc, Cl A	9,347	537
Rush Enterprises Inc, Cl B	1,050	61
RXO Inc *	24,590	402
Ryder System Inc	6,100	1,144
Saia Inc *	3,892	1,154
Satellogic Inc, Cl A *	9,600	36
Schneider National Inc, Cl B	7,000	173
Science Applications International Corp	7,076	833
Sensata Technologies Holding PLC	20,700	674
Shoals Technologies Group Inc, Cl A *	27,900	182
Simpson Manufacturing Co Inc	6,143	1,174
SiteOne Landscape Supply Inc *	6,700	960
Sky Harbour Group Corp, Cl A *	1,700	18
SkyWest Inc *	6,222	755
Spire Global Inc *	5,000	45
Spirit AeroSystems Holdings Inc, Cl A *	16,675	694
SPX Technologies Inc *	7,194	1,346
SS&C Technologies Holdings Inc	32,418	2,874
Standardaero Inc *	21,000	556
Standex International Corp	1,629	332
Steelcase Inc, Cl A	15,257	255
Sterling Infrastructure Inc *	4,500	1,253
Sun Country Airlines Holdings Inc *	4,900	65
Sunrun Inc *	33,210	530
Tecnoglass Inc	3,700	269
Tennant Co	3,238	266
Terex Corp	8,970	448
Tetra Tech Inc	40,210	1,464
Thermon Group Holdings Inc *	4,182	111
Timken Co/The	9,409	727
Titan International Inc *	8,800	78
Titan Machinery Inc *	4,312	86
Toro Co/The	15,500	1,256
Transcat Inc *	1,600	134
TransUnion	28,894	2,554
Trex Co Inc *	15,760	971
TriNet Group Inc	4,151	301
Trinity Industries Inc	11,442	325

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TrueBlue Inc *	8,328	$50
TTEC Holdings Inc *	4,227	16
Tutor Perini Corp *	6,551	386
UFP Industries Inc	8,865	895
U-Haul Holding Co *	900	52
U-Haul Holding Co, Cl B	15,300	799
UniFirst Corp/MA	2,440	434
Universal Logistics Holdings Inc	1,900	49
Upwork Inc *	18,600	286
V2X Inc *	2,479	143
Valmont Industries Inc	3,014	1,107
Verra Mobility Corp, Cl A *	24,600	611
Vertiv Holdings Co, Cl A	57,800	7,372
Vestis Corp	18,250	85
Vicor Corp *	3,800	194
VSE Corp	2,900	471
Wabash National Corp	8,041	89
Watsco Inc	5,259	2,116
Watts Water Technologies Inc, Cl A	4,156	1,151
Werner Enterprises Inc	8,990	259
WESCO International Inc	7,265	1,597
Willdan Group Inc *	2,400	264
Willis Lease Finance Corp	600	89
WillScot Holdings Corp, Cl A	26,811	650
Woodward Inc	8,942	2,207
Worthington Enterprises Inc	4,302	283
Xometry Inc, Cl A *	7,000	346
XPO Inc *	17,290	2,243
Zurn Elkay Water Solutions Corp	22,126	1,004
		210,688

Information Technology — 17.2%
8x8 Inc *	25,314	50
908 Devices Inc *	5,300	33
A10 Networks Inc	12,200	216
ACI Worldwide Inc *	15,312	756
ACM Research Inc, Cl A *	7,200	203
Adeia Inc	18,250	274
ADTRAN Holdings Inc *	7,297	68
Advanced Energy Industries Inc	5,719	856
Aehr Test Systems *	5,100	127
Aeluma Inc *	1,100	25
Aeva Technologies Inc *	4,560	68
Agilysys Inc *	3,700	404
Airship AI Holdings Inc *	2,500	11
Alarm.com Holdings Inc *	7,700	451
Alkami Technology Inc *	9,400	241
Alpha & Omega Semiconductor Ltd *	3,400	98
Ambarella Inc *	5,745	474
Amdocs Ltd	16,468	1,409
Amkor Technology Inc	16,338	395
Amplitude Inc, Cl A *	13,700	157
Appfolio Inc, Cl A *	3,400	943
Appian Corp, Cl A *	6,000	185

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Applied Digital Corp *	26,300	$420
Applied Optoelectronics Inc *	8,000	194
AppLovin Corp, Cl A *	36,100	17,277
Arlo Technologies Inc *	13,952	243
Arrow Electronics Inc *	7,925	1,001
Arteris Inc *	2,200	21
Asana Inc, Cl A *	13,000	190
ASGN Inc *	6,569	356
Astera Labs Inc *	21,800	3,972
Atlassian Corp, Cl A *	24,741	4,398
Atomera Inc *	3,500	11
Aurora Innovation Inc, Cl A *	148,400	835
AvePoint Inc *	20,900	342
Aviat Networks Inc *	2,100	48
Avnet Inc	13,099	715
Axcelis Technologies Inc *	5,250	420
Backblaze Inc, Cl A *	8,000	67
Badger Meter Inc	4,524	828
Bel Fuse Inc, Cl B	1,400	188
Belden Inc	5,723	745
Benchmark Electronics Inc	4,730	192
Bentley Systems Inc, Cl B	23,000	1,280
BigBear.ai Holdings Inc *	43,200	219
BigCommerce Holdings Inc *	14,700	68
BILL Holdings Inc *	13,877	644
Bit Digital Inc *	24,900	64
Bitdeer Technologies Group, Cl A *	13,400	191
BK Technologies Corp *	400	28
Blackbaud Inc *	5,855	391
BlackLine Inc *	7,900	430
Blend Labs Inc, Cl A *	38,000	138
Box Inc, Cl A *	20,800	679
Braze Inc, Cl A *	11,100	307
C3.ai Inc, Cl A *	16,600	281
Calix Inc *	8,345	496
CCC Intelligent Solutions Holdings Inc *	78,000	772
Cerence Inc *	8,510	90
CEVA Inc *	4,538	101
Ciena Corp *	21,286	2,000
Cipher Mining Inc *	38,800	296
Cirrus Logic Inc *	7,795	890
Cleanspark Inc *	40,900	387
Clear Secure Inc, Cl A	13,300	483
Clearfield Inc *	2,600	85
Clearwater Analytics Holdings Inc, Cl A *	36,758	760
Climb Global Solutions Inc	700	86
Cloudflare Inc, Cl A *	46,800	9,768
Cognex Corp	26,416	1,161
Coherent Corp *	22,701	2,054
Cohu Inc *	8,336	166
CommScope Holding Co Inc *	31,200	500
CommVault Systems Inc *	6,584	1,229
CompoSecure Inc, Cl A *	5,700	109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Confluent Inc, Cl A *	41,700	$828
Consensus Cloud Solutions Inc *	3,585	95
Core Scientific Inc *	41,200	591
CoreCard Corp *	500	14
Corsair Gaming Inc *	6,200	55
Couchbase Inc *	7,800	190
Crane NXT Co	7,629	456
Credo Technology Group Holding Ltd *	22,100	2,720
CS Disco Inc *	5,000	27
CTS Corp	4,045	172
Daily Journal Corp *	200	93
Daktronics Inc *	4,900	85
Diebold Nixdorf Inc *	4,200	257
Digi International Inc *	5,701	198
Digimarc Corp *	2,876	25
Digital Turbine Inc *	17,000	71
DigitalOcean Holdings Inc *	10,200	333
Diodes Inc *	7,142	389
DocuSign Inc, Cl A *	29,680	2,275
Dolby Laboratories Inc, Cl A	8,804	631
Domo Inc, Cl B *	6,432	94
Dropbox Inc, Cl A *	30,500	886
DXC Technology Co *	27,800	402
Dynatrace Inc *	44,600	2,257
Eastman Kodak Co *	9,600	57
eGain Corp *	4,900	31
Elastic NV *	13,200	1,123
Entegris Inc	23,230	1,945
ePlus Inc	4,276	309
EverCommerce Inc *	300	3
Evolv Technologies Holdings Inc *	18,900	156
Expensify Inc, Cl A *	6,100	12
Extreme Networks Inc *	18,487	395
Fastly Inc, Cl A *	21,500	164
Five9 Inc *	11,600	312
Flex Ltd *	58,400	3,131
FormFactor Inc *	12,019	351
Frequency Electronics Inc *	700	23
Freshworks Inc, Cl A *	32,100	432
Gitlab Inc, Cl A *	19,800	951
GLOBALFOUNDRIES Inc *	15,500	518
Globant SA *	6,400	430
Grid Dynamics Holdings Inc *	11,000	91
Guidewire Software Inc *	12,669	2,749
Hackett Group Inc/The	3,700	77
Harmonic Inc *	16,994	163
HubSpot Inc *	7,573	3,659
I3 Verticals Inc, Cl A *	4,800	151
Ichor Holdings Ltd *	5,400	91
Immersion Corp	5,700	40
Impinj Inc *	3,900	731
Informatica Inc, Cl A *	15,800	394
Information Services Group Inc	8,000	41

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingram Micro Holding Corp	2,900	$57
Insight Enterprises Inc *	4,298	559
Intapp Inc *	8,300	382
InterDigital Inc	3,917	1,064
IonQ Inc *	35,400	1,513
IPG Photonics Corp *	3,800	311
Itron Inc *	6,811	837
Jamf Holding Corp *	14,300	133
Kaltura Inc *	7,600	12
Kimball Electronics Inc *	4,593	133
Knowles Corp *	11,200	239
Kopin Corp *	17,100	36
Kyndryl Holdings Inc *	34,800	1,106
Lattice Semiconductor Corp *	20,162	1,338
Life360 Inc *	2,400	217
Littelfuse Inc	3,631	943
LiveRamp Holdings Inc *	10,174	284
Lumentum Holdings Inc *	10,470	1,391
MACOM Technology Solutions Holdings Inc *	9,525	1,221
Manhattan Associates Inc *	9,080	1,956
MARA Holdings Inc *	51,500	823
Marvell Technology Inc	131,112	8,242
MaxLinear Inc, Cl A *	13,444	211
MeridianLink Inc *	5,300	105
Methode Electronics Inc	6,784	52
MicroStrategy Inc, Cl A *	37,830	12,651
MicroVision Inc *	35,100	40
Mirion Technologies Inc, Cl A *	32,000	656
Mitek Systems Inc *	9,100	93
MKS Instruments Inc	9,723	1,005
MongoDB Inc, Cl A *	12,100	3,819
N-able Inc/US *	11,350	91
Napco Security Technologies Inc	5,600	213
Navitas Semiconductor Corp, Cl A *	20,200	118
nCino Inc *	14,800	475
NCR Voyix Corp *	19,983	263
Neonode Inc *	1,500	36
NETGEAR Inc *	3,492	95
NetScout Systems Inc *	9,558	238
NextNav Inc *	13,200	235
nLight Inc *	6,200	179
Novanta Inc *	5,662	659
Nutanix Inc, Cl A *	38,600	2,594
NVE Corp	900	58
Okta Inc, Cl A *	24,404	2,264
Olo Inc, Cl A *	19,400	199
ON24 Inc *	6,100	35
OneSpan Inc	7,902	120
Onto Innovation Inc *	7,672	813
Ooma Inc *	5,400	70
OSI Systems Inc *	2,368	545
Ouster Inc *	7,100	203
Pagaya Technologies Ltd, Cl A *	6,600	243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PagerDuty Inc *	13,915	$233
PAR Technology Corp *	5,800	297
PC Connection Inc	1,631	105
PDF Solutions Inc *	5,153	105
Pegasystems Inc	13,072	709
Photronics Inc *	9,129	207
Plexus Corp *	4,128	566
Porch Group Inc *	11,700	199
Power Integrations Inc	8,378	378
Powerfleet Inc NJ *	14,900	70
Procore Technologies Inc *	17,100	1,189
Progress Software Corp	6,658	308
PROS Holdings Inc *	6,599	102
Pure Storage Inc, Cl A *	46,100	3,578
Q2 Holdings Inc *	9,300	732
Qorvo Inc *	14,300	1,297
Qualys Inc *	5,600	761
Quantum Computing Inc *	17,200	271
Rackspace Technology Inc *	11,600	15
Rambus Inc *	15,610	1,152
Rapid7 Inc *	9,700	201
Red Cat Holdings Inc *	11,200	100
Red Violet Inc	1,500	75
ReposiTrak Inc	3,400	55
Rezolve AI Ltd *	12,600	47
Ribbon Communications Inc *	13,520	55
Rigetti Computing Inc *	42,200	685
Rimini Street Inc *	10,000	43
RingCentral Inc, Cl A *	10,900	333
Riot Platforms Inc *	49,300	678
Rogers Corp *	3,093	243
Rubrik Inc, Cl A *	14,800	1,323
SAILPOINT INC *	9,100	188
Samsara Inc, Cl A *	40,400	1,460
SANDISK CORP *	20,354	1,068
Sanmina Corp *	7,766	913
ScanSource Inc *	3,396	148
SEMrush Holdings Inc, Cl A *	6,100	48
Semtech Corp *	12,975	754
SentinelOne Inc, Cl A *	44,500	839
Silicon Laboratories Inc *	4,982	669
SiTime Corp *	3,100	749
SkyWater Technology Inc *	3,100	37
SMART Global Holdings Inc *	8,600	208
Snowflake Inc, Cl A *	47,400	11,312
SoundHound AI Inc, Cl A *	54,800	714
SoundThinking Inc *	1,400	18
Sprinklr Inc, Cl A *	17,700	153
Sprout Social Inc, Cl A *	8,600	136
SPS Commerce Inc *	5,658	624
Synaptics Inc *	5,887	411
TD SYNNEX Corp	11,581	1,715
Telos Corp *	4,900	30

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenable Holdings Inc *	18,100	$560
Teradata Corp *	14,700	308
Terawulf Inc *	37,800	357
TSS Inc/MD *	2,700	38
TTM Technologies Inc *	14,987	668
Tucows Inc, Cl A *	2,200	40
Turtle Beach Corp *	4,000	63
Twilio Inc, Cl A *	21,442	2,264
Ubiquiti Inc	600	317
UiPath Inc, Cl A *	64,700	719
Ultra Clean Holdings Inc *	6,352	153
Unisys Corp *	15,183	59
Unity Software Inc *	47,700	1,880
Universal Display Corp	6,651	922
Varonis Systems Inc, Cl B *	16,700	986
Veeco Instruments Inc *	9,110	223
Verint Systems Inc *	8,350	170
Vertex Inc, Cl A *	9,300	240
Viant Technology Inc, Cl A *	2,600	27
Viasat Inc *	18,256	590
Viavi Solutions Inc *	36,000	406
Vishay Intertechnology Inc	20,317	314
Vishay Precision Group Inc *	3,164	90
Vontier Corp	21,700	931
Vuzix Corp *	8,200	17
Weave Communications Inc *	7,300	57
Workiva Inc, Cl A *	7,500	617
Xerox Holdings Corp	18,000	72
Xperi Inc *	9,580	57
Yext Inc *	13,600	124
Zeta Global Holdings Corp, Cl A *	28,000	550
Zoom Video Communications Inc, Cl A *	40,221	3,275
Zscaler Inc *	14,900	4,128
		208,437

Materials — 4.4%
AdvanSix Inc	4,100	88
Alcoa Corp	39,800	1,281
Alpha Metallurgical Resources Inc *	1,800	269
American Battery Technology Co *	10,000	25
American Vanguard Corp *	6,799	37
AptarGroup Inc	9,566	1,332
Ardagh Metal Packaging SA	26,950	99
Arq Inc *	2,500	19
Ashland Inc	7,408	416
ASP Isotopes Inc *	10,400	97
Aspen Aerogels Inc *	9,600	66
Avient Corp	14,732	551
Axalta Coating Systems Ltd *	32,200	1,007
Balchem Corp	5,088	825
Cabot Corp	8,132	663
Carpenter Technology Corp	7,301	1,759
Celanese Corp, Cl A	16,500	786
Century Aluminum Co *	7,297	163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemours Co/The	24,200	$373
Clearwater Paper Corp *	2,651	57
Cleveland-Cliffs Inc *	69,760	750
Coeur Mining Inc *	95,261	1,253
Commercial Metals Co	16,941	977
Compass Minerals International Inc *	4,740	90
Constellium SE, Cl A *	19,600	284
Contango ORE Inc *	800	18
CRH PLC	102,800	11,611
Crown Holdings Inc	17,451	1,734
Dakota Gold Corp *	12,800	53
Eagle Materials Inc	4,983	1,151
Ecovyst Inc *	19,100	174
Element Solutions Inc	32,300	831
Ferroglobe PLC	17,800	74
Flotek Industries Inc *	2,000	24
FMC Corp	18,700	731
Glatfelter Corp *	5,000	62
Graphic Packaging Holding Co	44,017	980
Greif Inc, Cl A	3,419	223
Greif Inc, Cl B	1,200	82
Hawkins Inc	2,746	459
HB Fuller Co	7,533	460
Hecla Mining Co	95,068	809
Huntsman Corp	23,924	267
Idaho Strategic Resources Inc *	1,200	34
Ingevity Corp *	5,400	315
Innospec Inc	4,113	360
Intrepid Potash Inc *	1,860	57
Ivanhoe Electric Inc / US *	11,300	101
James Hardie Industries PLC ADR *	22,024	443
Kaiser Aluminum Corp	2,754	214
Knife River Corp *	8,083	655
Koppers Holdings Inc	2,573	75
Kronos Worldwide Inc	5,084	32
Louisiana-Pacific Corp	9,542	908
LSB Industries Inc *	8,300	69
Materion Corp	2,874	318
Mativ Holdings Inc	10,288	129
Metallus Inc *	5,104	84
Minerals Technologies Inc	4,124	270
MP Materials Corp *	18,900	1,345
Myers Industries Inc	7,018	117
Nanophase Technologies Corp *	4,100	15
NewMarket Corp	897	742
NioCorp Developments Ltd *	6,300	29
O-I Glass Inc *	24,300	316
Olin Corp	18,516	438
Olympic Steel Inc	1,927	65
PERIMETER SOLUTIONS INC *	19,300	432
Perpetua Resources Corp *	6,900	130
Piedmont Lithium Inc *	3,100	22
PureCycle Technologies Inc *	19,100	273

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quaker Chemical Corp	1,934	$281
Ramaco Resources Inc, Cl A	5,500	143
Ranpak Holdings Corp, Cl A *	8,300	44
Rayonier Advanced Materials Inc *	13,917	78
Reliance Inc	8,038	2,377
Royal Gold Inc	9,902	1,778
RPM International Inc	19,188	2,404
Ryerson Holding Corp	4,900	112
Scotts Miracle-Gro Co/The, Cl A	6,859	420
Sealed Air Corp	22,500	731
Sensient Technologies Corp	6,435	730
Silgan Holdings Inc	13,260	622
Sonoco Products Co	14,821	700
Stepan Co	2,825	141
SunCoke Energy Inc	9,446	73
Sylvamo Corp	4,700	217
Tredegar Corp *	5,341	42
TriMas Corp	3,976	154
Trinseo PLC	5,200	12
Tronox Holdings PLC	20,000	86
United States Antimony Corp *	13,300	61
United States Lime & Minerals Inc	1,500	189
US Gold Corp *	1,300	17
Valhi Inc	500	8
Warrior Met Coal Inc	8,200	501
Westlake Corp	5,310	466
Worthington Steel Inc	5,702	190
		53,575

Real Estate — 5.0%
Acadia Realty Trust ‡	18,339	367
Agree Realty Corp ‡	16,347	1,189
Alexander & Baldwin Inc ‡	10,291	199
Alexander's Inc ‡	188	43
American Assets Trust Inc ‡	7,791	163
American Healthcare REIT Inc ‡	24,000	1,027
American Homes 4 Rent, Cl A ‡	50,300	1,802
Americold Realty Trust Inc ‡	43,000	621
Anywhere Real Estate Inc *	9,102	56
Apartment Investment and Management Co, Cl A ‡	23,300	182
Apple Hospitality REIT Inc ‡	34,500	451
Armada Hoffler Properties Inc ‡	13,800	100
Braemar Hotels & Resorts Inc ‡	13,600	38
Brandywine Realty Trust ‡	18,539	79
Brixmor Property Group Inc ‡	44,400	1,243
Broadstone Net Lease Inc, Cl A ‡	30,400	565
BRT Apartments Corp ‡	2,400	38
CareTrust REIT Inc ‡	31,053	1,069
CBL & Associates Properties Inc ‡	3,700	118
Centerspace ‡	2,403	143
Chatham Lodging Trust ‡	5,735	44
City Office REIT Inc ‡	7,400	51
Clipper Realty Inc ‡	3,500	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Community Healthcare Trust Inc ‡	4,000	$62
Compass Inc, Cl A *	68,000	617
COPT Defense Properties ‡	16,830	484
Cousins Properties Inc ‡	24,445	721
CTO Realty Growth Inc ‡	3,154	55
CubeSmart ‡	34,122	1,396
Curbline Properties Corp ‡	15,602	352
Cushman & Wakefield PLC *	32,600	514
DiamondRock Hospitality Co ‡	28,707	246
Diversified Healthcare Trust ‡	22,607	86
Douglas Elliman Inc *	7,300	20
Douglas Emmett Inc ‡	25,085	407
Easterly Government Properties Inc, Cl A ‡	5,040	115
EastGroup Properties Inc ‡	7,885	1,337
Elme Communities ‡	11,713	200
Empire State Realty Trust Inc, Cl A ‡	17,400	133
EPR Properties ‡	11,851	643
Equity LifeStyle Properties Inc ‡	27,864	1,680
Essential Properties Realty Trust Inc ‡	28,400	889
eXp World Holdings Inc	13,900	151
Farmland Partners Inc ‡	3,700	41
First Industrial Realty Trust Inc ‡	19,253	1,013
Forestar Group Inc *	3,867	107
Four Corners Property Trust Inc ‡	15,119	391
FRP Holdings Inc *	2,176	56
Gaming and Leisure Properties Inc ‡	38,831	1,864
Getty Realty Corp ‡	6,989	200
Gladstone Commercial Corp ‡	8,519	115
Gladstone Land Corp ‡	7,000	64
Global Medical REIT Inc ‡	12,700	95
Global Net Lease Inc ‡	33,762	266
Healthcare Realty Trust Inc, Cl A ‡	49,505	860
Highwoods Properties Inc ‡	16,368	516
Howard Hughes Holdings Inc *	5,117	390
Hudson Pacific Properties Inc *‡	47,670	134
Independence Realty Trust Inc ‡	34,701	628
Industrial Logistics Properties Trust ‡	10,700	66
Innovative Industrial Properties Inc, Cl A ‡	4,400	249
InvenTrust Properties Corp ‡	11,200	333
JBG SMITH Properties ‡	12,200	262
Jones Lang LaSalle Inc *	7,247	2,214
Kennedy-Wilson Holdings Inc	14,729	130
Kilroy Realty Corp ‡	16,643	692
Kite Realty Group Trust ‡	33,321	760
Lamar Advertising Co, Cl A ‡	12,897	1,641
Lineage Inc ‡	10,000	419
LTC Properties Inc ‡	6,117	223
LXP Industrial Trust, Cl B ‡	45,190	410
Macerich Co/The ‡	35,645	656
Marcus & Millichap Inc	2,700	88
Medical Properties Trust Inc ‡	75,162	338
MILLROSE PROPERTIES	18,500	653
National Health Investors Inc ‡	6,364	498

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Storage Affiliates Trust ‡	10,400	$335
NET Lease Office Properties ‡	2,895	86
NETSTREIT Corp ‡	11,000	201
Newmark Group Inc, Cl A	18,505	337
NexPoint Residential Trust Inc ‡	2,600	90
NNN REIT Inc ‡	27,243	1,169
Omega Healthcare Investors Inc ‡	43,157	1,837
One Liberty Properties Inc ‡	3,662	87
Outfront Media Inc ‡	22,908	428
Paramount Group Inc *‡	30,300	218
Park Hotels & Resorts Inc ‡	30,859	363
Peakstone Realty Trust ‡	5,500	70
Pebblebrook Hotel Trust ‡	19,625	219
Phillips Edison & Co Inc ‡	19,000	669
Piedmont Office Realty Trust Inc, Cl A ‡	20,266	172
Plymouth Industrial REIT Inc ‡	7,000	154
Postal Realty Trust Inc, Cl A ‡	2,600	41
PotlatchDeltic Corp ‡	10,842	456
Rayonier Inc ‡	21,820	573
RE/MAX Holdings Inc, Cl A *	4,200	40
Rexford Industrial Realty Inc ‡	35,500	1,470
RLJ Lodging Trust ‡	21,954	169
RMR Group Inc/The, Cl A	1,070	18
Ryman Hospitality Properties Inc ‡	8,860	875
Sabra Health Care REIT Inc ‡	36,520	698
Safehold Inc ‡	6,727	111
Saul Centers Inc ‡	1,744	60
Seaport Entertainment Group Inc *	1,288	32
Service Properties Trust ‡	28,741	78
Sila Realty Trust Inc ‡	8,300	207
SITE Centers Corp ‡	7,801	96
SL Green Realty Corp ‡	10,383	591
SMARTSTOP SELF STORAGE REIT	4,200	153
St Joe Co/The	5,200	262
STAG Industrial Inc ‡	28,756	1,060
Stratus Properties Inc *	1,200	23
Summit Hotel Properties Inc ‡	10,629	58
Sun Communities Inc ‡	18,721	2,375
Sunstone Hotel Investors Inc ‡	32,338	307
Tanger Inc ‡	15,849	542
Tejon Ranch Co *	4,876	85
Terreno Realty Corp ‡	14,963	864
UMH Properties Inc ‡	12,600	198
Universal Health Realty Income Trust ‡	1,116	45
Urban Edge Properties ‡	19,700	408
Veris Residential Inc ‡	12,567	198
Vornado Realty Trust ‡	26,600	1,012
Whitestone REIT, Cl B ‡	8,077	106
WP Carey Inc ‡	32,700	2,194
Xenia Hotels & Resorts Inc ‡	13,400	189
Zillow Group Inc, Cl A *	7,991	651
Zillow Group Inc, Cl C *	23,997	2,023
		60,787

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.8%
ALLETE Inc	8,070	$518
American States Water Co	5,774	430
Avista Corp	11,952	437
Black Hills Corp	10,802	646
Cadiz Inc *	4,900	18
California Water Service Group	9,041	424
Chesapeake Utilities Corp	3,715	459
Clearway Energy Inc, Cl A	4,500	127
Clearway Energy Inc, Cl C	12,500	373
Consolidated Water Co Ltd	3,100	103
Essential Utilities Inc	42,437	1,677
Genie Energy Ltd, Cl B	3,200	49
Global Water Resources Inc	2,800	27
Hallador Energy Co *	4,400	72
Hawaiian Electric Industries Inc *	27,658	358
IDACORP Inc, Cl Rights	8,124	1,016
MDU Resources Group Inc	30,532	497
MGE Energy Inc	5,314	452
Middlesex Water Co	2,901	155
Montauk Renewables Inc *	11,500	25
National Fuel Gas Co	13,688	1,187
New Jersey Resources Corp	15,594	737
Northwest Natural Holding Co	6,876	286
Northwestern Energy Group Inc	8,546	491
OGE Energy Corp	30,876	1,379
Oklo Inc, Cl A *	15,300	1,127
ONE Gas Inc	8,800	673
Ormat Technologies Inc	8,934	821
Otter Tail Corp	5,746	483
Portland General Electric Co	16,000	684
Pure Cycle Corp *	5,900	60
SJW Group	4,764	240
Southwest Gas Holdings Inc	9,941	794
Spire Inc	8,903	682
Talen Energy Corp *	6,900	2,615
TXNM Energy Inc	13,617	771
UGI Corp	32,996	1,143
Unitil Corp	1,758	83
York Water Co/The	2,952	92
		22,211
Total United States		1,130,589

Total Common Stock
(Cost $668,944) ($ Thousands)		1,195,433

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	7,227	29
Total Registered Investment Company

(Cost $78) ($ Thousands)		29

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Extended Market Index Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
United States — 0.0%
Novartis AG CVR *‡‡	10,960	$4
Tobira Therapeutics CVR, Expires 12/31/2028 *(A)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	14,356,494	$14,356
Total Cash Equivalent
(Cost $14,356) ($ Thousands)		14,356
Total Investments in Securities — 99.9%
(Cost $683,378) ($ Thousands)		$1,209,822

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	89	Sep-2025	$9,719	$10,546	$827
S&P 500 Index E-MINI	7	Sep-2025	2,225	2,265	40
S&P Mid Cap 400 Index E-MINI	8	Sep-2025	2,469	2,607	138
			$14,413	$15,418	$1,005

Percentages are based on Net Assets of $1,211,571 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Investments Co	$1,383	$46	$(79)	$—	$29	$1,379	$8	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,646	43,082	(44,372)	—	—	14,356	177	—
Totals	$17,029	$43,128	$(44,451)	$–	$29	$15,735	$185	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 2.7%
Advantage Solutions Inc *	38,731	$70
AMC Networks Inc, Cl A *	9,100	64
Anterix Inc *	2,050	49
Bandwidth Inc, Cl A *	4,979	75
CuriosityStream Inc	42,846	196
EchoStar Corp, Cl A *	2,417	149
EverQuote Inc, Cl A *	10,449	243
EW Scripps Co/The, Cl A *	64,239	192
Gambling.com Group Ltd *	26,347	230
Gogo Inc *	12,520	137
IDT Corp, Cl B	4,570	293
Iridium Communications Inc	4,550	113
Madison Square Garden Entertainment Corp, Cl A *	2,010	82
Madison Square Garden Sports Corp, Cl A *	590	117
Magnite Inc *	7,383	192
Match Group Inc	5,900	220
MediaAlpha Inc, Cl A *	32,102	339
Millicom International Cellular SA	3,270	158
New York Times Co/The, Cl A	3,440	206
Nexstar Media Group Inc, Cl A	2,900	593
Outbrain Inc *	68,508	120
Playstudios Inc *	66,103	64
Playtika Holding Corp	17,700	66
QuinStreet Inc *	3,430	54
Shutterstock Inc	5,100	107
Spok Holdings Inc	14,055	255
Thryv Holdings Inc *	4,267	55
Travelzoo *	9,756	96
Uniti Group Inc *	20,718	130
Yelp Inc, Cl A *	10,680	338
ZoomInfo Technologies Inc, Cl A *	22,500	245

		5,248
Consumer Discretionary — 10.6%
Academy Sports & Outdoors Inc	6,900	370
ADT Inc	44,600	389
Adtalem Global Education Inc *	2,700	354
Amer Sports Inc *	3,093	122
American Axle & Manufacturing Holdings Inc *	78,101	455
American Public Education Inc *	7,714	233
America's Car-Mart Inc/TX *	1,544	69
Asbury Automotive Group Inc *	620	156
AutoNation Inc *	1,580	346
Bassett Furniture Industries Inc	5,666	95
Beyond Inc *	5,700	51
Biglari Holdings Inc, Cl B *	848	264
BJ's Restaurants Inc *	1,060	36
Bloomin' Brands Inc	15,700	115
Boot Barn Holdings Inc *	3,560	633
BorgWarner Inc	2,820	121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boyd Gaming Corp	2,200	$189
Brinker International Inc *	1,110	173
Build-A-Bear Workshop Inc, Cl A	8,994	547
Citi Trends Inc *	8,897	317
Cricut Inc, Cl A	20,100	115
Crocs Inc *	3,100	270
Dillard's Inc, Cl A	190	101
Dine Brands Global Inc	5,045	121
Dutch Bros Inc, Cl A *	922	66
El Pollo Loco Holdings Inc *	15,100	161
EVgo Inc, Cl A *	17,587	68
Flexsteel Industries Inc	9,388	435
GigaCloud Technology Inc, Cl A *	3,215	85
G-III Apparel Group Ltd *	14,600	394
Goodyear Tire & Rubber Co/The *	16,500	140
Graham Holdings Co, Cl B	129	140
Grand Canyon Education Inc *	1,030	208
Group 1 Automotive Inc	1,245	579
Groupon Inc, Cl A *	6,096	159
H&R Block Inc	7,730	389
Harley-Davidson Inc	6,700	195
Hasbro Inc	2,055	167
Haverty Furniture Cos Inc	7,400	167
Holley Inc *	21,210	86
Hovnanian Enterprises Inc, Cl A *	833	117
Inspired Entertainment Inc *	6,594	61
Laureate Education Inc, Cl A *	13,312	366
La-Z-Boy Inc	10,900	403
Lear Corp	290	32
Lindblad Expeditions Holdings Inc *	32,237	470
M/I Homes Inc *	1,300	191
Marine Products Corp	6,350	55
Marriott Vacations Worldwide Corp	1,150	90
Mattel Inc *	16,900	309
Meritage Homes Corp	3,700	288
Modine Manufacturing Co *	5,012	682
Monarch Casino & Resort Inc	1,306	136
Motorcar Parts of America Inc *	9,006	134
Murphy USA Inc	465	175
Nathan's Famous Inc	660	69
National Vision Holdings Inc *	4,002	92
ODP Corp/The *	9,100	184
Ollie's Bargain Outlet Holdings Inc *	5,016	636
OneSpaWorld Holdings Ltd	10,371	234
Penske Automotive Group Inc	820	151
Perdoceo Education Corp	10,550	345
Phinia Inc	8,500	497
PVH Corp	5,883	496
RealReal Inc/The *	10,290	79
Rocky Brands Inc	2,617	80
Rush Street Interactive Inc *	20,445	456
Sally Beauty Holdings Inc *	12,500	173
Savers Value Village Inc *	21,940	265

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shoe Carnival Inc	2,400	$50
Signet Jewelers Ltd	4,900	431
Sonic Automotive Inc, Cl A	990	81
Strategic Education Inc	980	80
Stride Inc *	953	156
Sturm Ruger & Co Inc	1,600	56
Texas Roadhouse Inc, Cl A	1,190	205
ThredUp Inc, Cl A *	30,071	325
Travel + Leisure Co	8,300	525
Tri Pointe Homes Inc *	17,400	615
Udemy Inc *	23,190	159
Universal Technical Institute Inc *	2,220	59
Upbound Group Inc, Cl A	13,800	351
Urban Outfitters Inc *	1,487	100
Visteon Corp	2,100	260
Wolverine World Wide Inc	5,107	163
Xponential Fitness Inc, Cl A *	11,549	97

		20,060
Consumer Staples — 4.2%
Albertsons Cos Inc, Cl A	9,600	187
B&G Foods Inc, Cl A	40,500	183
Calavo Growers Inc	1,850	51
Cal-Maine Foods Inc	1,280	148
Casey's General Stores Inc	1,966	972
Celsius Holdings Inc *	3,415	215
Central Garden & Pet Co *	1,406	51
Central Garden & Pet Co, Cl A *	2,737	90
Coca-Cola Consolidated Inc	1,630	191
Dole PLC	5,700	84
Energizer Holdings Inc	16,300	449
Fresh Del Monte Produce Inc	11,350	412
Herbalife Ltd *	38,359	375
HF Foods Group Inc *	30,489	100
Honest Co Inc/The *	25,234	100
Ingles Markets Inc, Cl A	3,870	262
Ingredion Inc	4,910	636
John B Sanfilippo & Son Inc	1,070	69
Lancaster Colony Corp	780	142
Lifeway Foods Inc *	6,626	202
Mission Produce Inc *	31,985	400
Natural Grocers by Vitamin Cottage Inc	1,780	68
Nature's Sunshine Products Inc *	1,180	20
Pilgrim's Pride Corp	2,460	109
Post Holdings Inc *	1,720	195
PriceSmart Inc	2,830	304
Seaboard Corp	19	75
Seneca Foods Corp, Cl A *	490	56
Spectrum Brands Holdings Inc	2,700	154
Sprouts Farmers Market Inc *	2,439	343
SunOpta Inc *	7,377	46
Turning Point Brands Inc	3,328	331
Universal Corp/VA	1,670	93
US Foods Holding Corp *	1,620	126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
USANA Health Sciences Inc *	1,180	$38
Village Super Market Inc, Cl A	12,540	455
Vital Farms Inc *	2,701	138
Weis Markets Inc	1,130	81

		7,951
Energy — 3.4%
Ardmore Shipping Corp	12,130	141
Berry Corp	29,293	98
BKV Corp *	5,669	132
Cactus Inc, Cl A	2,505	105
Centrus Energy Corp, Cl A *	466	94
Civitas Resources Inc	6,800	250
CNX Resources Corp *	5,800	169
CONSOL Energy Inc	3,200	238
DHT Holdings Inc	36,170	424
Excelerate Energy Inc, Cl A	20,006	489
Gulfport Energy Corp *	1,520	264
Helmerich & Payne Inc	15,500	324
HF Sinclair Corp	7,500	382
Innovex International Inc *	3,135	54
Liberty Energy Inc, Cl A	3,500	39
Matador Resources Co	16,965	854
NextDecade Corp *	8,728	94
NOV Inc	32,900	437
Patterson-UTI Energy Inc	17,600	102
Peabody Energy Corp	9,500	165
Riley Exploration Permian Inc	7,115	208
SM Energy Co	6,000	171
Solaris Energy Infrastructure Inc, Cl A	2,494	79
Teekay Corp	53,994	443
Teekay Tankers Ltd, Cl A	1,770	87
Uranium Energy Corp *	10,085	108
World Kinect Corp	20,990	563

		6,514
Financials — 21.8%
1st Source Corp	1,100	71
Affiliated Managers Group Inc	2,190	492
AG Mortgage Investment Trust Inc ‡	36,200	274
Alerus Financial Corp	18,398	410
Amalgamated Financial Corp	6,640	192
American Coastal Insurance Corp	3,360	37
Ameris Bancorp	2,510	184
Apollo Commercial Real Estate Finance Inc ‡	18,100	192
Artisan Partners Asset Management Inc, Cl A	2,710	127
Associated Banc-Corp	16,400	442
Assurant Inc	1,000	216
Atlanticus Holdings Corp *	6,649	443
Axis Capital Holdings Ltd	1,710	169
Banco Latinoamericano de Comercio Exterior SA, Cl E	18,539	855

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bancorp Inc/The *	1,531	$117
Bank First Corp	1,003	130
Bank of NT Butterfield & Son Ltd/The	13,580	613
Bank OZK	7,900	414
Bank7 Corp	7,326	363
BayCom Corp	3,546	107
Bowhead Specialty Holdings Inc *	1,310	41
Bridgewater Bancshares Inc *	14,703	241
Brighthouse Financial Inc *	3,600	170
Brightsphere Investment Group Inc	3,583	183
Business First Bancshares Inc	8,300	208
Camden National Corp	9,523	389
Capital Bancorp Inc	3,611	123
Capital City Bank Group Inc	2,496	109
Capitol Federal Financial Inc	43,350	281
Carter Bankshares Inc *	5,531	108
Cathay General Bancorp	4,800	240
Central Pacific Financial Corp	1,080	34
Chimera Investment Corp ‡	14,600	207
Civista Bancshares Inc	7,800	165
Claros Mortgage Trust Inc ‡	12,310	46
CNB Financial Corp/PA	10,880	286
CNO Financial Group Inc	17,600	695
Coastal Financial Corp/WA *	1,187	136
Colony Bankcorp Inc	9,933	171
Columbia Banking System Inc	17,000	455
Community Trust Bancorp Inc	6,317	369
Crawford & Co, Cl A	11,651	126
Credit Acceptance Corp *	255	131
Customers Bancorp Inc *	4,019	288
Dave Inc *	417	89
Diamond Hill Investment Group Inc	2,750	401
Donegal Group Inc, Cl A	10,965	196
Eagle Bancorp Montana Inc	4,105	72
Employers Holdings Inc	7,100	307
Enact Holdings Inc	2,270	85
Enova International Inc *	2,272	276
Equity Bancshares Inc, Cl A	810	33
Esquire Financial Holdings Inc	2,386	234
Essent Group Ltd	3,290	206
Euronet Worldwide Inc *	1,580	147
Everest Group Ltd	610	209
Farmers National Banc Corp	3,831	58
FB Financial Corp	3,158	169
Federated Hermes Inc, Cl B	4,800	255
Fidelis Insurance Holdings Ltd	12,700	222
First BanCorp/Puerto Rico	11,900	265
First Bank/Hamilton NJ	1,310	22
First Busey Corp	9,500	235
First Business Financial Services Inc	6,746	353
First Commonwealth Financial Corp	9,900	176
First Community Bankshares Inc	4,551	173
First Financial Bankshares Inc	21,970	817

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Financial Corp/IN	11,596	$684
First Western Financial Inc *	2,368	55
FirstCash Holdings Inc	1,380	203
Five Star Bancorp	4,322	142
FNB Corp/PA	10,300	172
Forge Global Holdings Inc *	7,935	150
FS KKR Capital Corp	7,400	135
Fulton Financial Corp	15,700	309
GCM Grosvenor Inc, Cl A	4,540	59
Globe Life Inc	1,620	227
Great Southern Bancorp Inc	2,218	140
Green Dot Corp, Cl A *	3,240	45
Greenlight Capital Re Ltd, Cl A *	3,200	41
Hamilton Insurance Group Ltd, Cl B *	3,230	77
Hancock Whitney Corp	5,000	315
Hanmi Financial Corp	17,000	428
Hanover Insurance Group Inc/The	1,000	173
HBT Financial Inc	15,726	417
HCI Group Inc	2,124	354
Heritage Insurance Holdings Inc *	22,370	509
Home Bancorp Inc	540	30
HomeTrust Bancshares Inc	5,345	221
Hope Bancorp Inc	16,200	180
Horace Mann Educators Corp	2,430	112
Houlihan Lokey Inc, Cl A	1,130	225
Independent Bank Corp/MI	18,152	597
International Money Express Inc *	30,437	441
Invesco Mortgage Capital Inc ‡	7,650	60
Investors Title Co	170	42
Jackson Financial Inc, Cl A	6,600	652
Janus Henderson Group PLC	4,680	207
Lemonade Inc *	2,444	129
LendingTree Inc *	4,065	276
Lincoln National Corp	5,600	240
Mercantile Bank Corp	7,433	366
Meridian Corp	11,600	183
Metrocity Bankshares Inc	2,093	63
MGIC Investment Corp	26,760	745
Mid Penn Bancorp Inc	5,700	172
MidCap Financial Investment Corp	12,600	167
Midland States Bancorp Inc	17,566	324
MidWestOne Financial Group Inc	4,272	129
Moelis & Co, Cl A	10,665	769
Morningstar Inc	520	136
Nelnet Inc, Cl A	740	95
NerdWallet Inc, Cl A *	41,538	429
New Mountain Finance Corp	18,900	201
New York Mortgage Trust Inc ‡	33,971	245
NewtekOne Inc	10,223	126
Nicolet Bankshares Inc	826	114
NMI Holdings Inc, Cl A *	3,360	132
Northeast Community Bancorp Inc	12,300	277
Northfield Bancorp Inc	9,101	108

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northrim BanCorp Inc	4,500	$423
OFG Bancorp	13,860	620
Old Republic International Corp	5,310	212
Old Second Bancorp Inc	12,769	236
Orchid Island Capital Inc, Cl A ‡	28,339	200
Orrstown Financial Services Inc	10,707	373
Palomar Holdings Inc, Cl A *	1,178	145
Patria Investments Ltd, Cl A	3,580	48
PCB Bancorp	10,100	223
PennantPark Investment Corp	22,500	161
Peoples Bancorp of North Carolina Inc	1,997	63
Peoples Financial Services Corp	520	27
Perella Weinberg Partners, Cl A	3,220	71
Piper Sandler Cos	2,732	912
PJT Partners Inc, Cl A	1,020	183
Ponce Financial Group Inc *	10,396	154
Popular Inc	6,880	864
Primerica Inc	600	162
Red River Bancshares Inc	1,693	111
Regional Management Corp	12,796	561
Reinsurance Group of America Inc, Cl A	1,040	203
Remitly Global Inc *	6,100	113
RenaissanceRe Holdings Ltd	810	197
Republic Bancorp Inc/KY, Cl A	4,264	327
Rithm Capital Corp ‡	31,400	389
Safety Insurance Group Inc	940	70
Selectquote Inc *	139,928	316
Sezzle Inc *	910	86
Shore Bancshares Inc	6,867	118
Sierra Bancorp	8,844	271
Sixth Street Specialty Lending Inc	9,900	242
Skyward Specialty Insurance Group Inc *	1,400	68
SmartFinancial Inc	10,924	403
South Plains Financial Inc	1,200	49
Southern Missouri Bancorp Inc	2,779	160
Stifel Financial Corp	7,250	836
StoneX Group Inc *	3,142	321
Sunrise Realty Trust Inc ‡	4,795	53
Third Coast Bancshares Inc *	7,510	299
Towne Bank/Portsmouth VA	660	24
United Fire Group Inc	9,003	277
Unity Bancorp Inc	893	47
Universal Insurance Holdings Inc	16,056	392
Univest Financial Corp	7,712	244
Virtu Financial Inc, Cl A	3,090	130
WaFd Inc	5,500	173
Waterstone Financial Inc	2,527	38
White Mountains Insurance Group Ltd	91	167
WisdomTree Inc	13,040	177
World Acceptance Corp *	2,807	481

		41,298
Health Care — 13.6%
Abeona Therapeutics Inc *	61,110	417

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ACADIA Pharmaceuticals Inc *	4,060	$106
Accuray Inc *	36,263	55
Adaptive Biotechnologies Corp *	10,885	143
Akebia Therapeutics Inc *	21,300	67
Alector Inc *	29,378	69
Alkermes PLC *	5,770	167
Alphatec Holdings Inc *	9,279	148
Alumis Inc *	48,377	225
Amneal Pharmaceuticals Inc *	50	1
AnaptysBio Inc *	4,371	89
ANI Pharmaceuticals Inc *	3,836	359
Ardent Health Partners Inc *	27,435	348
Artivion Inc *	2,405	106
aTyr Pharma Inc *	16,990	91
Avanos Medical Inc *	630	8
Aveanna Healthcare Holdings Inc *	60,690	486
Axsome Therapeutics Inc *	1,893	230
Biote Corp, Cl A *	36,938	127
Bioventus Inc, Cl A *	24,561	182
Bridgebio Pharma Inc *	2,963	153
Castle Biosciences Inc *	5,900	142
Catalyst Pharmaceuticals Inc *	13,000	268
Celcuity Inc *	2,657	136
Charles River Laboratories International Inc *	1,150	188
Chemed Corp	381	175
ChromaDex Corp *	48,609	481
Cidara Therapeutics Inc *	1,841	120
Collegium Pharmaceutical Inc *	6,654	258
Corcept Therapeutics Inc *	969	68
CorVel Corp *	600	53
Cross Country Healthcare Inc *	1,250	17
Day One Biopharmaceuticals Inc *	13,362	100
Delcath Systems Inc *	23,186	256
Editas Medicine Inc, Cl A *	38,921	100
Embecta Corp	1,944	28
Emergent BioSolutions Inc *	16,410	136
Encompass Health Corp	2,000	244
Enhabit Inc *	55,108	434
Ensign Group Inc/The	5,720	983
Entrada Therapeutics Inc *	11,180	61
Evolus Inc *	3,140	24
Exelixis Inc *	14,700	550
Fortrea Holdings Inc *	12,390	122
GeneDx Holdings Corp, Cl A *	570	74
Guardant Health Inc *	2,226	150
Halozyme Therapeutics Inc *	10,900	797
Harmony Biosciences Holdings Inc *	15,640	577
HealthEquity Inc *	6,085	544
HealthStream Inc	3,000	84
Heron Therapeutics Inc *	42,035	57
Immunome Inc *	7,430	71
Innoviva Inc *	4,140	85

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insmed Inc *	6,182	$841
Integer Holdings Corp *	3,128	337
iRadimed Corp	800	58
iRhythm Technologies Inc *	1,157	197
Ironwood Pharmaceuticals Inc, Cl A *	243,173	321
Jazz Pharmaceuticals PLC *	7,400	945
Joint Corp/The *	11,787	127
Keros Therapeutics Inc *	9,704	148
Kiniksa Pharmaceuticals International PLC, Cl A *	2,991	100
Kura Oncology Inc *	24,471	193
LENZ Therapeutics Inc *	2,447	95
Ligand Pharmaceuticals Inc *	1,739	281
LivaNova PLC *	1,860	105
Madrigal Pharmaceuticals Inc *	648	284
Merit Medical Systems Inc *	7,283	659
METSERA INC *	1,674	59
Mirum Pharmaceuticals Inc *	2,130	157
Monte Rosa Therapeutics Inc *	8,010	38
National HealthCare Corp	960	109
National Research Corp, Cl A	3,390	50
Neurocrine Biosciences Inc *	890	124
NeuroPace Inc *	6,255	57
Nkarta Inc *	31,638	67
OptimizeRx Corp *	14,497	262
Option Care Health Inc *	5,862	168
Organogenesis Holdings Inc, Cl A *	51,301	264
Organon & Co	27,000	254
Owens & Minor Inc *	18,394	90
Pacira BioSciences Inc *	1,890	50
PACS Group Inc *	31,982	372
Pediatrix Medical Group Inc *	4,810	83
Pennant Group Inc/The *	5,981	144
Perrigo Co PLC	5,070	120
Phibro Animal Health Corp, Cl A	18,741	695
Precigen Inc *	27,097	122
Premier Inc, Cl A	18,400	477
Prestige Consumer Healthcare Inc *	2,040	139
Protagonist Therapeutics Inc *	5,556	328
Puma Biotechnology Inc *	98,099	494
QIAGEN NV	2,664	124
RadNet Inc *	6,900	495
REGENXBIO Inc *	29,389	262
Relay Therapeutics Inc *	15,819	57
Replimune Group Inc, Cl Rights *	14,859	80
Rhythm Pharmaceuticals Inc *	4,980	514
Rigel Pharmaceuticals Inc *	6,727	261
Rocket Pharmaceuticals Inc *	19,212	63
SIGA Technologies Inc	34,106	286
Supernus Pharmaceuticals Inc *	6,471	292
Talkspace Inc *	11,250	30
Taysha Gene Therapies Inc *	29,785	87
Tenet Healthcare Corp *	3,200	590

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Theravance Biopharma Inc *	41,010	$569
Trevi Therapeutics Inc *	12,857	93
TruBridge Inc *	15,147	302
United Therapeutics Corp *	1,570	479
Universal Health Services Inc, Cl B	1,130	205
UroGen Pharma Ltd *	5,881	114
Viemed Healthcare Inc *	10,046	74
Xencor Inc *	7,540	61
Xeris Biopharma Holdings Inc *	16,483	129
Zevra Therapeutics Inc *	22,165	201

		25,742
Industrials — 17.1%
ABM Industries Inc	4,100	202
ACCO Brands Corp	49,600	199
Acuity Brands Inc	640	209
AEBI SCHMIDT HOLDING AG	6,927	85
AeroVironment Inc *	799	193
AerSale Corp *	36,732	317
Air Lease Corp, Cl A	1,431	86
Allient Inc	1,695	77
Alta Equipment Group Inc	12,715	106
American Superconductor Corp *	10,218	510
American Woodmark Corp *	2,300	149
Amprius Technologies Inc *	10,853	77
Apogee Enterprises Inc	3,900	171
Applied Industrial Technologies Inc	840	221
ArcBest Corp	2,000	148
Argan Inc	4,167	951
Armstrong World Industries Inc	684	134
Astronics Corp *	8,350	304
Atkore Inc	6,600	384
Barrett Business Services Inc	3,194	156
BlackSky Technology Inc, Cl A *	4,454	78
Bloom Energy Corp, Cl A *	4,703	249
Boise Cascade Co	2,850	248
Bowman Consulting Group Ltd, Cl A *	11,501	491
Brink's Co/The	3,200	359
Brookfield Business Corp, Cl A	6,545	216
BWX Technologies Inc	2,632	426
Casella Waste Systems Inc, Cl A *	5,980	589
CECO Environmental Corp *	2,648	121
Clean Harbors Inc *	1,010	245
Construction Partners Inc, Cl A *	1,510	181
Covenant Logistics Group Inc, Cl A	2,360	57
Crane Co	4,025	746
CSG Systems International Inc	5,320	341
Curtiss-Wright Corp	570	273
Custom Truck One Source Inc *	9,903	61
Deluxe Corp	7,700	151
DNOW Inc *	24,920	399
Donaldson Co Inc	2,740	218
Ducommun Inc *	2,199	201
Dycom Industries Inc *	481	121

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EMCOR Group Inc	280	$174
EnerSys	1,650	169
Ennis Inc	16,697	305
ESCO Technologies Inc	981	197
ExlService Holdings Inc *	4,520	198
Federal Signal Corp	5,220	642
FTI Consulting Inc *	1,080	182
Gates Industrial Corp PLC *	16,700	427
Generac Holdings Inc *	602	112
Genpact Ltd	1,370	62
Global Industrial Co	7,366	275
Gorman-Rupp Co/The	1,350	58
Graham Corp *	3,887	191
Greenbrier Cos Inc/The	6,600	308
Healthcare Services Group Inc *	4,250	66
Heidrick & Struggles International Inc	4,236	215
HNI Corp	2,090	94
Hudson Technologies Inc *	24,582	250
Huntington Ingalls Industries Inc	720	195
Huron Consulting Group Inc *	840	115
IBEX Holdings Ltd *	8,112	240
IES Holdings Inc *	526	184
Insteel Industries Inc	6,702	257
Interface Inc, Cl A	15,755	421
Joby Aviation Inc *	16,852	238
Karat Packaging Inc	18,164	459
Karman Holdings Inc *	7,788	416
Kelly Services Inc, Cl A	10,500	149
Kirby Corp *	1,051	102
Korn Ferry	470	35
Kratos Defense & Security Solutions Inc *	5,038	332
Leonardo DRS Inc	3,060	127
Limbach Holdings Inc *	1,300	149
Liquidity Services Inc *	6,215	165
LSI Industries Inc	11,977	275
Luxfer Holdings PLC	10,472	141
Matrix Service Co *	8,228	124
Matson Inc	4,500	468
Mercury Systems Inc *	10,570	714
Moog Inc, Cl A	880	172
MRC Global Inc *	3,170	48
Mueller Industries Inc	5,280	507
Mueller Water Products Inc, Cl A	9,442	249
MYR Group Inc *	1,008	189
National Presto Industries Inc	510	53
Northwest Pipe Co *	1,100	58
NuScale Power Corp *	2,378	82
Omega Flex Inc	1,446	51
OPENLANE Inc *	5,387	156
Orion Group Holdings Inc *	18,551	137
Oshkosh Corp	4,100	571
Park Aerospace Corp	2,380	45
Park-Ohio Holdings Corp	9,085	184

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paylocity Holding Corp *	1,030	$185
Pitney Bowes Inc	10,776	131
Planet Labs PBC *	15,350	109
Powell Industries Inc	820	218
Power Solutions International Inc *	1,574	130
Preformed Line Products Co	1,116	213
Primoris Services Corp	4,717	559
Quad/Graphics Inc, Cl A	42,000	280
RBC Bearings Inc *	1,830	714
RCM Technologies Inc *	4,360	118
Resideo Technologies Inc *	3,572	122
REV Group Inc	3,273	174
ROCKET LAB CORP *	2,916	142
Rush Enterprises Inc, Cl A	2,670	153
Ryder System Inc	5,160	968
Safe Bulkers Inc	38,500	164
SkyWest Inc *	1,600	194
SPX Technologies Inc *	5,069	948
Sterling Infrastructure Inc *	3,605	1,004
Sun Country Airlines Holdings Inc *	42,436	562
Textron Inc	3,110	249
Tutor Perini Corp *	7,834	462
UFP Industries Inc	310	31
UniFirst Corp/MA	480	85
Upwork Inc *	18,000	277
V2X Inc *	2,151	124
Valmont Industries Inc	20	7
Virco Mfg. Corp	16,765	144
VSE Corp	5,454	886
Wabash National Corp	2,600	29
Watts Water Technologies Inc, Cl A	1,156	320
Willdan Group Inc *	3,475	382
Zurn Elkay Water Solutions Corp	4,852	220

		32,487
Information Technology — 13.4%
8x8 Inc *	62,065	123
A10 Networks Inc	5,250	93
ACI Worldwide Inc *	3,730	184
Advanced Energy Industries Inc	1,536	230
Aeva Technologies Inc *	2,745	41
Alarm.com Holdings Inc *	2,030	119
Alkami Technology Inc *	13,348	342
Alpha & Omega Semiconductor Ltd *	2,063	59
Amdocs Ltd	2,230	191
Amkor Technology Inc	7,700	186
Appfolio Inc, Cl A *	790	219
Applied Digital Corp *	9,790	156
Arlo Technologies Inc *	13,628	237
Arrow Electronics Inc *	1,390	176
AudioEye Inc *	7,065	91
Aviat Networks Inc *	6,800	156
Avnet Inc	15,100	824
Backblaze Inc, Cl A *	54,401	454

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Badger Meter Inc	850	$155
Bel Fuse Inc, Cl B	822	111
Benchmark Electronics Inc	2,080	84
BigCommerce Holdings Inc *	53,375	248
BK Technologies Corp *	3,880	275
Blackbaud Inc *	1,830	122
Box Inc, Cl A *	4,710	154
Calix Inc *	2,909	173
Cerence Inc *	9,938	105
Cirrus Logic Inc *	7,280	831
Clearwater Analytics Holdings Inc, Cl A *	8,702	180
Climb Global Solutions Inc	270	33
CommScope Holding Co Inc *	11,937	191
CommVault Systems Inc *	4,805	897
CompoSecure Inc, Cl A *	7,304	140
Consensus Cloud Solutions Inc *	14,467	384
Corsair Gaming Inc *	35,957	321
Credo Technology Group Holding Ltd *	10,958	1,348
CTS Corp	1,380	59
Diebold Nixdorf Inc *	130	8
Dolby Laboratories Inc, Cl A	2,290	164
Domo Inc, Cl B *	5,434	80
Dropbox Inc, Cl A *	10,230	297
D-Wave Quantum Inc *	5,810	91
DXC Technology Co *	11,800	171
Dynatrace Inc *	2,960	150
ePlus Inc	450	33
EverCommerce Inc *	7,766	90
Evolv Technologies Holdings Inc *	21,066	174
F5 Inc *	350	110
Fabrinet *	2,102	696
Freshworks Inc, Cl A *	1,000	13
Gen Digital Inc	7,220	218
Hackett Group Inc/The	1,760	37
Immersion Corp	38,885	275
indie Semiconductor Inc, Cl A *	45,552	206
InterDigital Inc	2,215	602
IonQ Inc *	8,105	346
Jabil Inc	390	80
JFrog Ltd *	2,460	121
Kimball Electronics Inc *	6,406	185
Life360 Inc *	2,259	204
Lumentum Holdings Inc *	1,469	195
Manhattan Associates Inc *	770	166
Mirion Technologies Inc, Cl A *	29,251	600
NETGEAR Inc *	6,437	175
NetScout Systems Inc *	3,500	87
nLight Inc *	5,574	161
Nova Ltd *	1,732	456
Novanta Inc *	657	76
OneSpan Inc	16,041	243
Ooma Inc *	13,900	180
OSI Systems Inc *	1,951	449

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ouster Inc *	3,146	$90
Pagaya Technologies Ltd, Cl A *	12,101	446
PC Connection Inc	4,062	261
Pegasystems Inc	5,075	275
Photronics Inc *	22,639	513
Plexus Corp *	1,130	155
Porch Group Inc *	16,813	285
Q2 Holdings Inc *	7,090	558
Qorvo Inc *	5,000	453
Qualys Inc *	1,220	166
Rambus Inc *	2,735	202
Red Cat Holdings Inc *	6,379	57
Red Violet Inc	9,609	483
Ribbon Communications Inc *	14,389	59
Rimini Street Inc *	28,293	122
Rubrik Inc, Cl A *	2,067	185
Sanmina Corp *	6,154	723
ScanSource Inc *	9,050	395
SEMrush Holdings Inc, Cl A *	18,240	144
SkyWater Technology Inc *	20,511	246
SoundHound AI Inc, Cl A *	6,896	90
SoundThinking Inc *	5,514	70
Sprinklr Inc, Cl A *	5,790	50
SPS Commerce Inc *	935	103
Terawulf Inc *	8,046	76
TTM Technologies Inc *	8,124	362
Turtle Beach Corp *	9,694	153
Varonis Systems Inc, Cl B *	13,082	772
Viant Technology Inc, Cl A *	1,340	14
Viasat Inc *	3,797	123
Vontier Corp	7,300	313
Weave Communications Inc *	23,026	179
WM Technology Inc *	238,604	296
Yext Inc *	17,476	159

		25,409
Materials — 4.1%
AdvanSix Inc	8,500	182
Ardagh Metal Packaging SA	95,856	354
Caledonia Mining Corp PLC	20,411	522
Carpenter Technology Corp	326	79
Coeur Mining Inc *	26,685	351
Commercial Metals Co	10,300	594
Contango ORE Inc *	8,061	178
Core Molding Technologies Inc *	9,500	182
Dakota Gold Corp *	7,240	30
Flotek Industries Inc *	4,795	58
Greif Inc, Cl A	3,900	255
Greif Inc, Cl B	1,776	121
Hecla Mining Co	14,850	126
Intrepid Potash Inc *	10,322	314
Koppers Holdings Inc	10,300	298
Mativ Holdings Inc	19,550	246
MP Materials Corp *	2,619	186

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Myers Industries Inc	28,387	$475
NewMarket Corp	855	707
O-I Glass Inc *	11,400	148
Perpetua Resources Corp *	13,279	251
Ramaco Resources Inc, Cl A	2,905	75
Ranpak Holdings Corp, Cl A *	18,685	99
Royal Gold Inc	1,380	248
Sensient Technologies Corp	7,714	875
SSR Mining Inc *	9,560	185
SunCoke Energy Inc	39,400	304
Sylvamo Corp	4,000	185
Vox Royalty Corp	38,572	142

		7,770
Real Estate — 4.7%
Alexander & Baldwin Inc ‡	4,960	96
Alexander's Inc ‡	1,329	306
American Assets Trust Inc ‡	9,600	201
American Healthcare REIT Inc ‡	3,489	149
Apple Hospitality REIT Inc ‡	14,200	185
Camden Property Trust ‡	1,820	204
CBL & Associates Properties Inc ‡	5,515	176
Centerspace ‡	1,140	68
CTO Realty Growth Inc ‡	21,407	370
Cushman & Wakefield PLC *	32,757	517
DiamondRock Hospitality Co ‡	42,000	360
Elme Communities ‡	5,490	94
EPR Properties ‡	10,030	544
Farmland Partners Inc ‡	35,882	395
FrontView REIT Inc ‡	17,643	236
FRP Holdings Inc *	1,270	33
Gaming and Leisure Properties Inc ‡	4,260	205
Gladstone Commercial Corp ‡	12,000	161
Global Medical REIT Inc ‡	19,500	146
Highwoods Properties Inc ‡	11,100	350
Industrial Logistics Properties Trust ‡	14,200	87
Innovative Industrial Properties Inc, Cl A ‡	2,800	159
InvenTrust Properties Corp ‡	3,890	116
Kilroy Realty Corp ‡	4,400	183
Kite Realty Group Trust ‡	7,200	164
LTC Properties Inc ‡	2,220	81
NET Lease Office Properties ‡	1,580	47
One Liberty Properties Inc ‡	11,474	274
Outfront Media Inc ‡	10,000	187
Park Hotels & Resorts Inc ‡	20,300	239
Phillips Edison & Co Inc ‡	4,610	162
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	193
Postal Realty Trust Inc, Cl A ‡	28,613	453
PotlatchDeltic Corp ‡	2,210	93
Real Brokerage Inc/The *	13,238	71
Regency Centers Corp ‡	3,004	218
RLJ Lodging Trust ‡	35,200	271
RMR Group Inc/The, Cl A	2,280	39
Sabra Health Care REIT Inc ‡	12,000	229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saul Centers Inc ‡	3,588	$123
Service Properties Trust ‡	134,971	364
Universal Health Realty Income Trust ‡	7,226	293
Xenia Hotels & Resorts Inc ‡	5,260	74

		8,916
Utilities — 2.5%
American States Water Co	1,870	139
Avista Corp	3,910	143
Black Hills Corp	3,140	188
Cadiz Inc *	26,106	93
California Water Service Group	2,860	134
Consolidated Water Co Ltd	1,760	59
Genie Energy Ltd, Cl B	2,490	38
Hallador Energy Co *	13,649	223
MDU Resources Group Inc	20	—
MGE Energy Inc	1,420	121
Middlesex Water Co	930	50
National Fuel Gas Co	8,649	750
New Jersey Resources Corp	3,910	185
NiSource Inc	4,220	178
Northwest Natural Holding Co	8,870	368
Northwestern Energy Group Inc	2,820	162
OGE Energy Corp	4,670	209
Oklo Inc, Cl A *	2,015	148
ONE Gas Inc	330	25
Otter Tail Corp	1,550	130
Portland General Electric Co	4,490	192
SJW Group	260	13
Spire Inc	710	54
Talen Energy Corp *	566	215
UGI Corp	20,610	714
Unitil Corp	1,820	86
York Water Co/The	3,009	94

		4,711
Total Common Stock
(Cost $150,376) ($ Thousands)		186,106
	Number of Rights
RIGHTS — 0.0%
Blueprint Medicens Corp CVR *‡‡	2,792	–
Verve Therapeutics Inc *‡‡	25,505	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	2,975,318	$2,975
Total Cash Equivalent
(Cost $2,975) ($ Thousands)		2,975
Total Investments in Securities — 99.7%
(Cost $153,351) ($ Thousands)		$189,081

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	16	Sep-2025	$1,878	$1,896	$18

Percentages are based on Net Assets of $189,591 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,776	$27,795	$(30,596)	$—	$—	$2,975	$48	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 1.9%
Advantage Solutions Inc *	33,920	$62
Anterix Inc *	2,716	64
Bandwidth Inc, Cl A *	5,455	82
CuriosityStream Inc	15,160	69
EchoStar Corp, Cl A *	4,981	308
EverQuote Inc, Cl A *	9,366	218
EW Scripps Co/The, Cl A *	46,436	139
Gambling.com Group Ltd *	28,852	252
Gogo Inc *	13,710	150
Grindr Inc *	26,020	407
IDT Corp, Cl B	3,460	222
Magnite Inc *	15,257	396
MediaAlpha Inc, Cl A *	35,145	371
New York Times Co/The, Cl A	10,627	636
Nexstar Media Group Inc, Cl A	3,725	762
Outbrain Inc *	28,334	50
Playstudios Inc *	51,460	50
Spok Holdings Inc	13,685	248
Thryv Holdings Inc *	4,680	60
Travelzoo *	10,687	105

		4,651
Consumer Discretionary — 10.5%
Abercrombie & Fitch Co, Cl A *	11,672	1,092
Adtalem Global Education Inc *	2,682	351
Amer Sports Inc *	6,401	252
American Axle & Manufacturing Holdings Inc *	89,850	523
American Eagle Outfitters Inc	109,744	1,420
American Public Education Inc *	2,320	70
America's Car-Mart Inc/TX *	1,699	76
Bassett Furniture Industries Inc	8,821	148
Beyond Inc *	6,180	56
Biglari Holdings Inc, Cl B *	932	290
Bloomin' Brands Inc	125,112	920
Brunswick Corp/DE	9,098	578
Build-A-Bear Workshop Inc, Cl A	9,421	573
Carter's Inc	9,513	272
Cheesecake Factory Inc/The	4,210	259
Churchill Downs Inc	5,946	617
Citi Trends Inc *	11,685	416
Cricut Inc, Cl A	12,180	69
Dick's Sporting Goods Inc	3,295	701
Dine Brands Global Inc	2,420	58
Domino's Pizza Inc	1,481	679
Dorman Products Inc *	4,497	728
Dutch Bros Inc, Cl A *	1,904	137
EVgo Inc, Cl A *	20,270	78
Flexsteel Industries Inc	9,838	456
Gentex Corp	16,872	473
GigaCloud Technology Inc, Cl A *	3,525	93
Group 1 Automotive Inc	1,079	501

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Groupon Inc, Cl A *	8,962	$234
Hasbro Inc	4,247	345
Holley Inc *	21,200	86
Hovnanian Enterprises Inc, Cl A *	1,016	143
Inspired Entertainment Inc *	7,225	67
Installed Building Products Inc	3,304	865
Laureate Education Inc, Cl A *	14,271	392
Lindblad Expeditions Holdings Inc *	33,891	494
Marine Products Corp	6,960	61
Modine Manufacturing Co *	6,594	898
Monarch Casino & Resort Inc	2,700	282
Motorcar Parts of America Inc *	9,775	146
Murphy USA Inc	1,219	459
Nathan's Famous Inc	521	55
National Vision Holdings Inc *	8,266	190
Ollie's Bargain Outlet Holdings Inc *	2,493	316
OneSpaWorld Holdings Ltd	11,364	256
Pool Corp	1,839	571
RealReal Inc/The *	9,610	73
Rocky Brands Inc	2,875	87
Rush Street Interactive Inc *	26,582	593
Savers Value Village Inc *	22,510	272
Steven Madden Ltd	10,044	292
Stride Inc *	1,965	321
ThredUp Inc, Cl A *	41,194	446
Travel + Leisure Co	12,633	798
Udemy Inc *	25,395	174
Urban Outfitters Inc *	10,572	709
Valvoline Inc *	11,656	452
Visteon Corp	8,146	1,010
Whirlpool Corp	15,094	1,406
Wingstop Inc	1,910	627
Wolverine World Wide Inc	10,526	336
Xponential Fitness Inc, Cl A *	11,816	99
YETI Holdings Inc *	5,985	210

		25,651
Consumer Staples — 2.4%
Casey's General Stores Inc	1,218	602
Celsius Holdings Inc *	7,050	443
Central Garden & Pet Co *	1,550	57
Herbalife Ltd *	25,835	253
HF Foods Group Inc *	36,085	118
Honest Co Inc/The *	27,635	110
Ingredion Inc	3,456	448
Lancaster Colony Corp	1,670	305
Lifeway Foods Inc *	7,257	221
MGP Ingredients Inc	2,713	80
Mission Produce Inc *	30,695	384
Natural Grocers by Vitamin Cottage Inc	1,955	75
Performance Food Group Co *	6,986	709
Pilgrim's Pride Corp	5,201	231
PriceSmart Inc	6,042	648
SunOpta Inc *	9,750	61

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TreeHouse Foods Inc *	12,723	$233
Turning Point Brands Inc	4,314	429
Village Super Market Inc, Cl A	7,351	267
Vital Farms Inc *	2,959	151

		5,825
Energy — 4.3%
Ardmore Shipping Corp	7,070	82
Atlas Energy Solutions Inc, Cl A	25,981	304
Berry Corp	44,775	150
BKV Corp *	6,217	145
Cactus Inc, Cl A	10,818	454
Centrus Energy Corp, Cl A *	962	194
Civitas Resources Inc	12,168	448
CNX Resources Corp *	8,805	257
Delek US Holdings Inc	94,942	2,631
DT Midstream Inc	6,066	632
Excelerate Energy Inc, Cl A	19,128	467
Expro Group Holdings NV *	40,297	502
Innovex International Inc *	3,910	67
Matador Resources Co	12,919	651
NextDecade Corp *	18,030	193
Northern Oil & Gas Inc	52,023	1,361
Permian Resources Corp, Cl A	55,621	795
Riley Exploration Permian Inc	7,634	223
Solaris Energy Infrastructure Inc, Cl A	5,152	163
Teekay Corp	50,352	413
Uranium Energy Corp *	20,785	222

		10,354
Financials — 21.6%
Alerus Financial Corp	20,147	449
Associated Banc-Corp	28,679	773
Atlanticus Holdings Corp *	7,100	474
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,685	262
Bancorp Inc/The *	3,155	241
Bank First Corp	2,073	269
Bank7 Corp	8,029	398
BayCom Corp	3,887	118
Bridgewater Bancshares Inc *	16,100	264
Brightsphere Investment Group Inc	7,282	371
Business First Bancshares Inc	9,738	244
Camden National Corp	6,050	247
Capital Bancorp Inc	3,200	109
Capital City Bank Group Inc	1,520	67
Carter Bankshares Inc *	6,058	118
Chimera Investment Corp ‡	30,897	438
City Holding Co	2,857	367
Claros Mortgage Trust Inc ‡	17,700	66
CNB Financial Corp/PA	3,615	95
CNO Financial Group Inc	41,289	1,630
Coastal Financial Corp/WA *	2,446	280
Cohen & Steers Inc	8,143	601

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colony Bankcorp Inc	10,885	$187
Columbia Banking System Inc	105,975	2,837
Comerica Inc	27,482	1,940
Community Trust Bancorp Inc	1,340	78
Crawford & Co, Cl A	12,758	138
Customers Bancorp Inc *	2,718	195
Dave Inc *	861	184
Diamond Hill Investment Group Inc	2,597	379
Donegal Group Inc, Cl A	9,693	173
Eagle Bancorp Montana Inc	4,498	79
Enova International Inc *	1,275	155
Esquire Financial Holdings Inc	2,513	247
FactSet Research Systems Inc	1,648	615
Farmers National Banc Corp	4,203	64
FB Financial Corp	16,840	904
First American Financial Corp	7,445	491
First Business Financial Services Inc	1,590	83
First Commonwealth Financial Corp	61,194	1,086
First Community Bankshares Inc	4,985	189
First Financial Corp/IN	3,325	196
First Horizon Corp	40,866	924
First Interstate BancSystem Inc, Cl A	25,023	819
First Western Financial Inc *	2,595	61
Five Star Bancorp	4,735	155
FNB Corp/PA	103,624	1,729
Forge Global Holdings Inc *	6,730	127
Great Southern Bancorp Inc	2,435	154
Hamilton Lane Inc, Cl A	4,060	627
Hanover Insurance Group Inc/The	3,643	632
HBT Financial Inc	9,684	257
HCI Group Inc	2,162	360
Heritage Insurance Holdings Inc *	25,066	571
Home BancShares Inc/AR	26,459	787
HomeTrust Bancshares Inc	5,852	242
Independent Bank Corp	10,544	754
Independent Bank Corp/MI	4,435	146
International Money Express Inc *	13,185	191
Jack Henry & Associates Inc	3,940	643
Jackson Financial Inc, Cl A	22,198	2,193
Kinsale Capital Group Inc	1,146	524
Lemonade Inc *	5,037	266
LendingTree Inc *	3,878	264
Lincoln National Corp	49,253	2,114
Mercantile Bank Corp	4,476	220
Metrocity Bankshares Inc	2,299	69
MGIC Investment Corp	22,430	624
Midland States Bancorp Inc	8,990	166
MidWestOne Financial Group Inc	2,145	65
Morningstar Inc	2,054	539
National Bank Holdings Corp, Cl A	16,927	664
NerdWallet Inc, Cl A *	41,022	424
New York Community Bancorp Inc	48,862	626
New York Mortgage Trust Inc ‡	37,190	269

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NewtekOne Inc	11,196	$139
Nicolet Bankshares Inc	1,723	238
NMI Holdings Inc, Cl A *	9,861	388
Northfield Bancorp Inc	9,970	118
Northrim BanCorp Inc	2,567	241
OFG Bancorp	8,587	384
Old National Bancorp/IN	114,659	2,625
Old Second Bancorp Inc	10,530	194
Orchid Island Capital Inc, Cl A ‡	31,030	219
Orrstown Financial Services Inc	11,731	409
Peoples Bancorp of North Carolina Inc	2,193	69
Ponce Financial Group Inc *	11,391	169
Primerica Inc	2,269	611
Prosperity Bancshares Inc	9,051	626
Red River Bancshares Inc	1,417	93
Regional Management Corp	4,439	195
Republic Bancorp Inc/KY, Cl A	3,785	290
Selectquote Inc *	153,190	346
Sezzle Inc *	1,879	178
Shore Bancshares Inc	4,560	78
Sierra Bancorp	9,130	280
SmartFinancial Inc	10,304	380
Southern Missouri Bancorp Inc	3,047	175
Starwood Property Trust Inc ‡	28,634	580
StoneX Group Inc *	3,202	327
Sunrise Realty Trust Inc ‡	5,252	58
Third Coast Bancshares Inc *	9,390	374
United Fire Group Inc	7,525	231
Unity Bancorp Inc	1,185	62
Universal Insurance Holdings Inc	8,651	211
Univest Financial Corp	19,326	612
Valley National Bancorp	60,995	638
Voya Financial Inc	9,572	719
Waterstone Financial Inc	4,099	61
Westamerica BanCorp	5,484	274
Wintrust Financial Corp	8,890	1,221
WisdomTree Inc	26,950	367
World Acceptance Corp *	2,775	476
Zions Bancorp NA	28,854	1,674

		52,637
Health Care — 12.7%
Abeona Therapeutics Inc *	63,055	431
Accuray Inc *	39,700	60
Adaptive Biotechnologies Corp *	22,472	296
Addus HomeCare Corp *	4,014	462
Akebia Therapeutics Inc *	43,968	138
Alector Inc *	38,792	91
Alphatec Holdings Inc *	19,125	304
Alumis Inc *	40,756	189
AnaptysBio Inc *	4,795	98
ANI Pharmaceuticals Inc *	2,894	271
Ardent Health Partners Inc *	30,037	381
Artivion Inc *	4,957	218

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
aTyr Pharma Inc *	15,670	$84
Avanos Medical Inc *	32,079	383
Aveanna Healthcare Holdings Inc *	62,270	498
Biote Corp, Cl A *	40,447	139
Bioventus Inc, Cl A *	26,890	199
Bridgebio Pharma Inc *	6,110	316
Castle Biosciences Inc *	4,910	118
Celcuity Inc *	5,476	281
Chemed Corp	1,385	634
ChromaDex Corp *	56,621	561
Cidara Therapeutics Inc *	3,739	245
Collegium Pharmaceutical Inc *	34,409	1,335
Corcept Therapeutics Inc *	1,998	139
Cross Country Healthcare Inc *	30,664	410
Day One Biopharmaceuticals Inc *	14,635	110
Delcath Systems Inc *	25,390	280
Editas Medicine Inc, Cl A *	42,616	110
Embecta Corp	4,710	68
Emergent BioSolutions Inc *	18,790	156
Encompass Health Corp	14,534	1,770
Enhabit Inc *	56,900	448
Ensign Group Inc/The	5,707	980
Entrada Therapeutics Inc *	10,944	60
Envista Holdings Corp *	11,796	250
Evolus Inc *	3,540	27
Fortrea Holdings Inc *	12,970	128
GeneDx Holdings Corp, Cl A *	1,175	152
Globus Medical Inc, Cl A *	5,876	360
Guardant Health Inc *	4,588	309
Haemonetics Corp *	7,640	417
Heron Therapeutics Inc *	46,020	62
Immunome Inc *	9,330	89
Inmode Ltd *	29,398	439
Insmed Inc *	4,219	574
Integra LifeSciences Holdings Corp *	14,077	213
iRhythm Technologies Inc *	2,390	406
Ironwood Pharmaceuticals Inc, Cl A *	276,238	365
Joint Corp/The *	12,905	139
Keros Therapeutics Inc *	10,625	162
Kiniksa Pharmaceuticals International PLC, Cl A *	6,165	206
Kura Oncology Inc *	30,680	242
LeMaitre Vascular Inc	7,737	738
LENZ Therapeutics Inc *	5,044	195
Ligand Pharmaceuticals Inc *	1,899	307
Madrigal Pharmaceuticals Inc *	686	300
Metsera Inc *	3,460	122
Mirum Pharmaceuticals Inc *	4,389	324
Molina Healthcare Inc *	5,689	1,029
Monte Rosa Therapeutics Inc *	11,190	54
Multiplan Corp *	1,800	124
National Research Corp, Cl A	3,720	55
NeuroPace Inc *	9,080	83

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nkarta Inc *	34,640	$73
OptimizeRx Corp *	15,014	271
Option Care Health Inc *	16,237	466
Organogenesis Holdings Inc, Cl A *	55,330	285
Owens & Minor Inc *	20,143	99
PACS Group Inc *	35,015	408
Pennant Group Inc/The *	6,550	157
Perrigo Co PLC	23,164	550
Phibro Animal Health Corp, Cl A	21,027	780
Precigen Inc *	55,849	252
Prestige Consumer Healthcare Inc *	12,045	820
Progyny Inc *	10,545	250
Protagonist Therapeutics Inc *	5,033	297
Puma Biotechnology Inc *	107,027	539
Quest Diagnostics Inc	3,749	681
QuidelOrtho Corp *	7,404	212
REGENXBIO Inc *	37,670	336
Relay Therapeutics Inc *	17,320	62
Replimune Group Inc, Cl Rights *	15,825	85
Rhythm Pharmaceuticals Inc *	3,700	382
Rigel Pharmaceuticals Inc *	6,490	252
Rocket Pharmaceuticals Inc *	19,930	65
SIGA Technologies Inc	23,620	198
STERIS PLC	3,081	755
Talkspace Inc *	24,970	66
Taysha Gene Therapies Inc *	27,368	80
Theravance Biopharma Inc *	35,750	496
Trevi Therapeutics Inc *	26,507	192
TruBridge Inc *	16,585	331
UroGen Pharma Ltd *	6,440	125
US Physical Therapy Inc	7,594	630
Utah Medical Products Inc	1,295	81
Viemed Healthcare Inc *	10,998	81
Xencor Inc *	6,900	56
Xeris Biopharma Holdings Inc *	33,985	266
Zevra Therapeutics Inc *	20,385	185

		30,998
Industrials — 19.1%
AAON Inc	7,522	624
Aebi Schmidt Holding AG	4,608	57
AeroVironment Inc *	1,651	398
AerSale Corp *	40,045	346
Air Lease Corp, Cl A	17,615	1,061
Allient Inc	1,860	84
Alta Equipment Group Inc	12,620	105
American Superconductor Corp *	5,245	262
Amprius Technologies Inc *	22,426	159
Argan Inc	2,027	463
Armstrong World Industries Inc	1,409	276
Astec Industries Inc	44,312	2,051
Astronics Corp *	11,012	400
Atkore Inc	4,297	250
Barrett Business Services Inc	1,257	61

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BlackSky Technology Inc, Cl A *	9,206	$162
Bloom Energy Corp, Cl A *	9,694	513
Booz Allen Hamilton Holding Corp, Cl A	6,233	678
Bowman Consulting Group Ltd, Cl A *	12,424	531
Brookfield Business Corp, Cl A	7,176	237
Brookfield Infrastructure Corp, Cl A	13,874	558
BWX Technologies Inc	4,861	788
CACI International Inc, Cl A *	1,644	789
Carlisle Cos Inc	1,839	710
CECO Environmental Corp *	5,457	249
Clean Harbors Inc *	3,035	735
Concentrix Corp	11,725	619
Construction Partners Inc, Cl A *	3,119	374
Custom Truck One Source Inc *	10,845	67
Ducommun Inc *	2,499	228
Dycom Industries Inc *	995	251
Enerpac Tool Group Corp, Cl A	9,659	409
Ennis Inc	4,680	85
Enpro Inc	4,280	936
Enviri Corp *	29,258	331
ESCO Technologies Inc	2,022	406
ExlService Holdings Inc *	11,721	513
FTAI Infrastructure Inc	12,500	60
Gates Industrial Corp PLC *	43,075	1,101
Generac Holdings Inc *	1,240	230
GFL Environmental Inc	14,686	735
Global Industrial Co	6,891	257
Graham Corp *	4,259	209
Heidrick & Struggles International Inc	2,683	136
Hexcel Corp	17,243	1,089
Hudson Technologies Inc *	26,584	270
Huron Consulting Group Inc *	6,571	900
IBEX Holdings Ltd *	7,885	233
IES Holdings Inc *	1,087	380
Insteel Industries Inc	6,200	238
Interface Inc, Cl A	8,610	230
ITT Inc	4,222	719
Joby Aviation Inc *	11,583	164
Karat Packaging Inc	13,493	341
Karman Holdings Inc *	3,982	213
Korn Ferry	8,025	595
Kratos Defense & Security Solutions Inc *	10,428	686
Landstar System Inc	4,036	534
Limbach Holdings Inc *	2,079	238
Liquidity Services Inc *	6,805	181
LSI Industries Inc	13,115	301
Luxfer Holdings PLC	11,465	154
Lyft Inc, Cl A *	66,904	1,085
Matrix Service Co *	8,455	128
Mercury Systems Inc *	3,689	249
MYR Group Inc *	2,081	390
Nordson Corp	2,818	634
NuScale Power Corp *	4,908	170

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
nVent Electric PLC	8,407	$760
Omega Flex Inc	1,590	56
OPENLANE Inc *	11,133	322
Orion Group Holdings Inc *	23,670	175
Park-Ohio Holdings Corp	3,715	75
Pitney Bowes Inc	22,223	269
Planet Labs PBC *	31,706	225
Powell Industries Inc	902	240
Power Solutions International Inc *	3,248	269
Preformed Line Products Co	1,069	204
Primoris Services Corp	4,300	510
RCM Technologies Inc *	4,784	130
Regal Rexnord Corp	2,946	440
Resideo Technologies Inc *	7,363	251
REV Group Inc	6,759	360
Rocket Lab Corp *	6,025	293
Sensata Technologies Holding PLC	19,988	650
SPX Technologies Inc *	2,791	522
Standex International Corp	6,922	1,412
Sterling Infrastructure Inc *	1,873	522
Sun Country Airlines Holdings Inc *	19,313	256
Terex Corp	11,494	574
Tetra Tech Inc	17,070	622
TransUnion	6,352	561
Tutor Perini Corp *	11,070	652
UFP Industries Inc	4,752	480
UniFirst Corp/MA	3,152	560
V2X Inc *	1,395	80
Valmont Industries Inc	4,422	1,623
Virco Mfg. Corp	18,359	158
VSE Corp	1,233	200
Watts Water Technologies Inc, Cl A	1,561	432
WESCO International Inc	9,455	2,079
Willdan Group Inc *	4,888	537
Zurn Elkay Water Solutions Corp	10,000	454

		46,569
Information Technology — 12.6%
8x8 Inc *	62,455	124
Advanced Energy Industries Inc	3,174	475
Aeva Technologies Inc *	5,670	84
Alkami Technology Inc *	4,807	123
Alpha & Omega Semiconductor Ltd *	2,450	70
Amkor Technology Inc	10,306	249
Applied Digital Corp *	20,214	323
Arlo Technologies Inc *	19,857	346
AudioEye Inc *	5,935	76
Backblaze Inc, Cl A *	58,256	486
Bel Fuse Inc, Cl B	1,697	228
Belden Inc	3,235	421
Bentley Systems Inc, Cl B	12,919	719
BigCommerce Holdings Inc *	58,437	272
BK Technologies Corp *	4,379	310
Calix Inc *	6,007	357

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cerence Inc *	10,880	$115
Clear Secure Inc, Cl A	24,071	874
Cognex Corp	14,853	653
Cohu Inc *	16,994	338
CommScope Holding Co Inc *	24,671	396
CompoSecure Inc, Cl A *	15,054	288
Consensus Cloud Solutions Inc *	4,901	130
Corsair Gaming Inc *	40,515	362
Credo Technology Group Holding Ltd *	7,072	870
Diodes Inc *	7,366	401
Domo Inc, Cl B *	11,223	165
D-Wave Quantum Inc *	11,983	187
EverCommerce Inc *	8,511	98
Evolv Technologies Holdings Inc *	32,319	266
Fabrinet *	1,449	480
Harmonic Inc *	63,472	611
Immersion Corp	42,570	301
InterDigital Inc	1,502	408
JFrog Ltd *	5,082	251
Kimball Electronics Inc *	4,742	137
Kulicke & Soffa Industries Inc	15,856	595
Life360 Inc *	4,666	422
Littelfuse Inc	3,319	862
Lumentum Holdings Inc *	10,990	1,460
Mirion Technologies Inc, Cl A *	9,274	190
NETGEAR Inc *	2,905	79
nLight Inc *	11,515	332
OneSpan Inc	13,330	202
Ooma Inc *	15,224	197
Open Text Corp	27,960	925
OSI Systems Inc *	1,784	410
Ouster Inc *	6,500	185
Pagaya Technologies Ltd, Cl A *	17,374	641
PC Connection Inc	2,920	187
Pegasystems Inc	5,866	318
Photronics Inc *	83,689	1,897
Porch Group Inc *	26,779	454
Power Integrations Inc	13,961	630
Rambus Inc *	5,636	416
Red Cat Holdings Inc *	13,158	118
Red Violet Inc	9,286	467
Ribbon Communications Inc *	15,755	64
Rimini Street Inc *	23,394	101
Rogers Corp *	5,444	427
Rubrik Inc, Cl A *	4,263	381
Sanmina Corp *	3,129	368
SEMrush Holdings Inc, Cl A *	19,979	158
Silicon Laboratories Inc *	4,876	655
Silicon Motion Technology Corp ADR	25,065	1,997
SkyWater Technology Inc *	22,287	267
SoundHound AI Inc, Cl A *	14,248	185
SoundThinking Inc *	6,041	77
Terawulf Inc *	16,584	157

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TTM Technologies Inc *	9,342	$416
Turtle Beach Corp *	10,613	168
Universal Display Corp	4,179	579
Viasat Inc *	7,826	253
Viavi Solutions Inc *	62,573	706
Weave Communications Inc *	25,210	196
WM Technology Inc *	261,215	324
Yext Inc *	21,038	191

		30,651
Materials — 6.6%
Ardagh Metal Packaging SA	104,945	387
Axalta Coating Systems Ltd *	9,645	301
Cabot Corp	14,364	1,172
Caledonia Mining Corp PLC	18,623	476
Carpenter Technology Corp	672	162
Cleveland-Cliffs Inc *	188,088	2,022
Coeur Mining Inc *	21,486	283
Commercial Metals Co	33,132	1,911
Contango ORE Inc *	8,211	181
Flotek Industries Inc *	11,290	136
FMC Corp	39,744	1,554
Greif Inc, Cl B	2,129	145
Hudbay Minerals Inc	89,972	1,080
Ingevity Corp *	6,561	383
Innospec Inc	2,768	242
Intrepid Potash Inc *	12,215	372
Mativ Holdings Inc	23,350	293
MP Materials Corp *	5,408	385
Myers Industries Inc	29,700	497
NewMarket Corp	440	364
O-I Glass Inc, Cl I *	21,118	274
Perpetua Resources Corp *	18,640	352
Quaker Chemical Corp	4,012	582
Ramaco Resources Inc, Cl A	6,195	161
Ranpak Holdings Corp, Cl A *	20,465	108
Reliance Inc	2,340	692
Royal Gold Inc	3,295	592
Sensient Technologies Corp	3,333	378
Silgan Holdings Inc	10,764	505
Vox Royalty Corp	42,236	155

		16,145
Real Estate — 4.6%
Agree Realty Corp ‡	10,068	732
Alexander's Inc ‡	1,304	300
American Healthcare REIT Inc ‡	7,161	307
CareTrust REIT Inc ‡	13,230	455
CBL & Associates Properties Inc ‡	3,625	116
COPT Defense Properties ‡	18,734	539
CTO Realty Growth Inc ‡	35,659	616
Farmland Partners Inc ‡	39,288	433
FirstService Corp	3,319	668
FrontView REIT Inc ‡	19,320	258

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Highwoods Properties Inc ‡	51,051	$1,610
National Storage Affiliates Trust ‡	15,578	502
Newmark Group Inc, Cl A	69,240	1,261
One Liberty Properties Inc ‡	12,571	300
Postal Realty Trust Inc, Cl A ‡	27,714	439
Real Brokerage Inc/The *	14,500	78
Ryman Hospitality Properties Inc ‡	6,925	684
Saul Centers Inc ‡	2,465	84
Service Properties Trust ‡	140,185	379
STAG Industrial Inc ‡	17,390	641
Terreno Realty Corp ‡	11,033	637
Universal Health Realty Income Trust ‡	6,565	267

		11,306
Utilities — 1.5%
Black Hills Corp	5,467	327
Cadiz Inc *	20,235	72
Chesapeake Utilities Corp	5,301	655
Hallador Energy Co *	11,360	185
IDACORP Inc, Cl Rights	6,450	807
National Fuel Gas Co	1,896	165
Oklo Inc, Cl A *	4,160	306
Portland General Electric Co	9,217	394
Spire Inc	3,975	305
Talen Energy Corp *	1,163	441
York Water Co/The	1,542	48

		3,705
Total Common Stock
(Cost $181,379) ($ Thousands)		238,492

EXCHANGE-TRADED FUND — 0.2%

Equity — 0.2%
iShares Russell 2000 Value ETF	2,831	493

Total Exchange-Traded Fund
(Cost $459) ($ Thousands)		493
	Number of Rights
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡	21,810	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	2,224,935	$2,225
Total Cash Equivalent
(Cost $2,225) ($ Thousands)		2,225
Total Investments in Securities — 98.9%
(Cost $184,063) ($ Thousands)		$241,210

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	22	Sep-2025	$2,608	$2,607	$(1)

Percentages are based on Net Assets of $243,793 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,894	$12,089	$(20,758)	$—	$—	$2,225	$69	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%

Communication Services — 2.3%
AMC Networks Inc, Cl A *	22,800	$161
Cars.com Inc *	105,000	1,370
EverQuote Inc, Cl A *	50,630	1,177
Fox Corp	57,100	3,409
Marcus Corp/The	65,500	1,011
Match Group Inc	45,200	1,688
New York Times Co/The, Cl A	48,525	2,904
Nexstar Media Group Inc, Cl A	28,011	5,729
Playtika Holding Corp	56,700	210
QuinStreet Inc *	71,340	1,119
Shutterstock Inc	19,900	417
Sirius XM Holdings Inc	31,600	747
TEGNA Inc	49,300	1,045
Uniti Group Inc *	42,963	271
Yelp Inc, Cl A *	31,100	983

		22,241
Consumer Discretionary — 11.9%
Academy Sports & Outdoors Inc	14,800	793
ADT Inc	348,180	3,033
Adtalem Global Education Inc *	10,918	1,430
Amer Sports Inc *	33,690	1,325
American Axle & Manufacturing Holdings Inc *	54,700	318
Autoliv Inc	17,250	2,140
AutoNation Inc *	6,200	1,358
BJ's Restaurants Inc *	35,100	1,178
Bloomin' Brands Inc	53,700	395
Boot Barn Holdings Inc *	15,410	2,739
BorgWarner Inc	77,500	3,314
Brinker International Inc *	12,625	1,969
Brunswick Corp/DE	49,546	3,151
Buckle Inc/The	31,240	1,768
Burlington Stores Inc *	14,694	4,271
Carter's Inc	12,100	346
Carvana Co, Cl A *	4,200	1,562
Churchill Downs Inc	27,152	2,816
Crocs Inc *	14,400	1,256
Dick's Sporting Goods Inc	21,648	4,607
Domino's Pizza Inc	6,761	3,099
Dorman Products Inc *	11,840	1,916
Expedia Group Inc	6,800	1,461
Frontdoor Inc *	23,610	1,434
Gap Inc/The	41,700	918
Goodyear Tire & Rubber Co/The *	71,642	608
Group 1 Automotive Inc	11,720	5,447
Harley-Davidson Inc	60,400	1,759
Haverty Furniture Cos Inc	38,200	861
Jack in the Box Inc	7,184	139
JAKKS Pacific Inc	15,700	279
Kohl's Corp	24,700	372
Macy's Inc	43,100	570

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mattel Inc *	78,600	$1,438
MGM Resorts International *	44,200	1,754
Modine Manufacturing Co *	21,704	2,955
Mohawk Industries Inc *	7,800	1,035
National Vision Holdings Inc *	68,620	1,574
ODP Corp/The *	35,700	723
Ollie's Bargain Outlet Holdings Inc *	46,014	5,836
Perdoceo Education Corp	45,800	1,499
Phinia Inc	51,940	3,037
Pool Corp	18,553	5,765
PulteGroup Inc	18,600	2,456
PVH Corp	13,300	1,121
Rush Street Interactive Inc *	67,500	1,505
SharkNinja Inc *	12,670	1,482
Sonic Automotive Inc, Cl A	17,850	1,467
Standard Motor Products Inc	43,450	1,686
Tapestry Inc	21,600	2,199
Toll Brothers Inc	32,400	4,504
Travel + Leisure Co	90,884	5,745
Upbound Group Inc, Cl A	38,200	971
Urban Outfitters Inc *	23,670	1,588
Whirlpool Corp	14,400	1,341
Wingstop Inc	8,748	2,870
Winnebago Industries Inc	11,200	403

		113,586
Consumer Staples — 3.9%
Albertsons Cos Inc, Cl A	167,200	3,254
Bunge Global SA	12,000	1,011
Casey's General Stores Inc	11,818	5,844
Chefs' Warehouse Inc/The *	20,140	1,272
Church & Dwight Co Inc	34,959	3,257
Conagra Brands Inc	38,100	729
Energizer Holdings Inc	100,710	2,775
Fresh Del Monte Produce Inc	64,500	2,340
Herbalife Ltd *	129,900	1,270
Ingredion Inc	26,400	3,420
J & J Snack Foods Corp	13,263	1,480
Molson Coors Beverage Co, Cl B	63,300	3,196
Post Holdings Inc *	10,660	1,206
PriceSmart Inc	27,588	2,959
Sprouts Farmers Market Inc *	11,974	1,683
Vital Farms Inc *	28,491	1,455

		37,151
Energy — 3.3%
APA Corp	137,600	3,195
Atlas Energy Solutions Inc, Cl A	118,640	1,389
Cactus Inc, Cl A	10,845	455
California Resources Corp	30,690	1,525
Chesapeake Energy Corp	11,710	1,133
Civitas Resources Inc	39,600	1,457
CNX Resources Corp *	26,100	762
DT Midstream Inc	27,705	2,886

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Excelerate Energy Inc, Cl A	43,010	$1,050
Helmerich & Payne Inc	27,900	583
HF Sinclair Corp	36,800	1,872
Kodiak Gas Services Inc	38,910	1,393
Matador Resources Co	127,673	6,430
Murphy Oil Corp	49,161	1,222
Northern Oil & Gas Inc	66,953	1,752
Ovintiv Inc	35,400	1,491
Scorpio Tankers Inc	18,000	907
SM Energy Co	19,200	548
World Kinect Corp	64,600	1,732

		31,782
Financials — 16.5%
1st Source Corp	20,780	1,339
Affiliated Managers Group Inc	12,300	2,765
Ally Financial Inc	40,300	1,654
Annaly Capital Management Inc ‡	32,200	682
Ares Capital Corp	35,700	800
Artisan Partners Asset Management Inc, Cl A	28,540	1,335
Associated Banc-Corp	107,250	2,893
Banco Latinoamericano de Comercio Exterior SA, Cl E	41,700	1,924
Banner Corp	20,890	1,400
Blue Owl Capital Corp	69,500	997
Bread Financial Holdings Inc	25,300	1,675
Cadence Bank	37,030	1,394
Chimera Investment Corp ‡	72,000	1,020
Citizens Financial Group Inc	77,700	4,062
CNA Financial Corp	18,800	932
CNO Financial Group Inc	79,400	3,134
Cohen & Steers Inc	37,184	2,746
Comerica Inc	30,100	2,124
Corebridge Financial Inc	23,000	800
Employers Holdings Inc	25,650	1,110
Enova International Inc *	15,180	1,841
Equitable Holdings Inc	15,800	842
Essent Group Ltd	39,600	2,484
Everest Group Ltd	2,600	889
EVERTEC Inc	35,900	1,281
EZCORP Inc, Cl A *	93,500	1,559
FactSet Research Systems Inc	7,539	2,814
Federated Hermes Inc, Cl B	30,250	1,606
Fidelis Insurance Holdings Ltd	49,400	864
Fifth Third Bancorp	48,400	2,215
First BanCorp/Puerto Rico	68,800	1,529
First Busey Corp	27,700	684
First Financial Bancorp	52,530	1,391
First Financial Bankshares Inc	95,094	3,535
First Horizon Corp	105,800	2,391
FNB Corp/PA	81,000	1,352
FS KKR Capital Corp	35,800	653
Fulton Financial Corp	56,300	1,107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Globe Life Inc	12,500	$1,749
Green Dot Corp, Cl A *	119,780	1,667
Hamilton Lane Inc, Cl A	18,537	2,861
Hancock Whitney Corp	27,200	1,711
Hanmi Financial Corp	62,800	1,580
HCI Group Inc	10,070	1,679
Home BancShares Inc/AR	120,821	3,596
International Money Express Inc *	46,200	670
Jack Henry & Associates Inc	17,992	2,937
Jackson Financial Inc, Cl A	29,200	2,885
Janus Henderson Group PLC	33,990	1,506
Kinsale Capital Group Inc	13,292	6,080
Lincoln National Corp	20,780	892
MarketAxess Holdings Inc	6,952	1,278
MGIC Investment Corp	81,200	2,260
Moelis & Co, Cl A	46,170	3,329
Morningstar Inc	9,378	2,461
Navient Corp	65,200	894
NCR Atleos Corp *	8,100	321
Nicolet Bankshares Inc	9,580	1,325
NMI Holdings Inc, Cl A *	33,800	1,330
OFG Bancorp	42,300	1,893
Old Republic International Corp	38,100	1,523
OneMain Holdings Inc, Cl A	23,000	1,423
Origin Bancorp Inc	38,090	1,481
Palomar Holdings Inc, Cl A *	14,849	1,827
Piper Sandler Cos	9,185	3,066
Popular Inc	29,700	3,732
Primerica Inc	10,359	2,790
PROG Holdings Inc	36,500	1,286
Prosperity Bancshares Inc	41,328	2,857
Radian Group Inc	40,700	1,420
Regions Financial Corp	63,600	1,742
Reinsurance Group of America Inc, Cl A	3,900	760
Rithm Capital Corp ‡	85,300	1,056
Root Inc/OH, Cl A *	9,450	871
Ryan Specialty Holdings Inc, Cl A	52,956	2,994
Simmons First National Corp, Cl A	68,310	1,419
Skyward Specialty Insurance Group Inc *	23,766	1,148
SLM Corp	25,400	795
Stifel Financial Corp	28,570	3,294
Synovus Financial Corp	19,300	996
Trustmark Corp	39,940	1,608
Universal Insurance Holdings Inc	7,500	183
Unum Group	39,000	2,725
Upstart Holdings Inc *	16,850	1,235
Victory Capital Holdings Inc, Cl A	22,000	1,568
Virtu Financial Inc, Cl A	35,170	1,474
Western Union Co/The	87,100	755
Zions Bancorp NA	44,500	2,581

		157,336
Health Care — 10.8%
Amneal Pharmaceuticals Inc *	178,540	1,707

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ANI Pharmaceuticals Inc *	16,380	$1,532
Arcutis Biotherapeutics Inc *	105,360	1,635
Axsome Therapeutics Inc *	8,192	994
Baxter International Inc	48,100	1,188
BioMarin Pharmaceutical Inc *	18,700	1,090
Bio-Techne Corp	40,630	2,220
Certara Inc *	159,214	1,726
Chemed Corp	6,371	2,918
DaVita Inc *	9,700	1,336
Encompass Health Corp	38,625	4,703
Ensign Group Inc/The	62,021	10,654
Exelixis Inc *	76,900	2,878
GeneDx Holdings Corp, Cl A *	13,540	1,753
Globus Medical Inc, Cl A *	41,419	2,538
Halozyme Therapeutics Inc *	17,820	1,304
Harmony Biosciences Holdings Inc *	43,700	1,612
HealthEquity Inc *	26,340	2,353
Incyte Corp *	28,300	2,394
Indivior PLC *	60,890	1,478
Insmed Inc *	17,922	2,439
Integer Holdings Corp *	24,197	2,610
Jazz Pharmaceuticals PLC *	27,200	3,475
LeMaitre Vascular Inc	35,330	3,369
Ligand Pharmaceuticals Inc *	11,142	1,802
Merit Medical Systems Inc *	24,256	2,196
Option Care Health Inc *	64,900	1,861
Organon & Co	106,100	999
Pediatrix Medical Group Inc *	84,100	1,447
Perrigo Co PLC	105,755	2,511
Premier Inc, Cl A	49,700	1,287
Protagonist Therapeutics Inc *	13,480	796
PTC Therapeutics Inc *	28,300	1,396
Quest Diagnostics Inc	17,120	3,110
RadNet Inc *	29,870	2,143
Repligen Corp *	25,985	3,179
Rhythm Pharmaceuticals Inc *	13,790	1,422
Soleno Therapeutics Inc *	15,200	1,029
STERIS PLC	14,067	3,447
Supernus Pharmaceuticals Inc *	17,405	785
Tenet Healthcare Corp *	8,300	1,530
United Therapeutics Corp *	10,205	3,110
Universal Health Services Inc, Cl B	18,010	3,270
US Physical Therapy Inc	34,676	2,874
Varex Imaging Corp *	64,000	739
Veracyte Inc *	40,740	1,236
Waystar Holding Corp *	30,490	1,155

		103,230
Industrials — 23.8%
AAON Inc	86,363	7,164
ABM Industries Inc	30,770	1,513
Advanced Drainage Systems Inc	28,450	4,096
AGCO Corp	21,200	2,294
Air Lease Corp, Cl A	66,953	4,031

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allison Transmission Holdings Inc	25,900	$2,261
American Superconductor Corp *	33,239	1,659
Apogee Enterprises Inc	26,800	1,178
ArcBest Corp	14,700	1,084
Argan Inc	18,836	4,299
Armstrong World Industries Inc	7,060	1,382
Astec Industries Inc	31,300	1,449
Atkore Inc	19,600	1,140
Axon Enterprise Inc *	7,113	5,315
AZZ Inc	14,760	1,666
Booz Allen Hamilton Holding Corp, Cl A	28,415	3,089
Brink's Co/The	24,970	2,798
Builders FirstSource Inc *	9,300	1,290
BWX Technologies Inc	11,985	1,942
Carlisle Cos Inc	8,396	3,240
Casella Waste Systems Inc, Cl A *	25,878	2,551
CNH Industrial NV	170,000	1,946
Comfort Systems USA Inc	1,938	1,363
Concentrix Corp	53,541	2,825
Construction Partners Inc, Cl A *	12,840	1,539
Copart Inc *	81,926	3,999
Costamare Inc	123,230	1,410
Crane Co	17,415	3,227
CSG Systems International Inc	13,150	844
Deluxe Corp	43,900	863
DNOW Inc *	43,300	693
EMCOR Group Inc	2,820	1,748
Ennis Inc	45,100	824
ExlService Holdings Inc *	152,257	6,666
Exponent Inc	56,506	4,033
Federal Signal Corp	22,605	2,780
Gates Industrial Corp PLC *	61,000	1,559
GATX Corp	9,220	1,552
Genpact Ltd	34,100	1,546
GFL Environmental Inc	67,062	3,356
Great Lakes Dredge & Dock Corp *	113,000	1,318
Greenbrier Cos Inc/The	22,900	1,068
Heidrick & Struggles International Inc	47,387	2,408
Hexcel Corp	41,982	2,651
Huntington Ingalls Industries Inc	4,700	1,273
Huron Consulting Group Inc *	8,224	1,126
IBEX Holdings Ltd *	49,590	1,464
Insteel Industries Inc	35,260	1,353
Interface Inc, Cl A	123,790	3,308
Janus International Group Inc *	157,200	1,627
Joby Aviation Inc *	49,019	694
Karman Holdings Inc *	25,372	1,355
Kirby Corp *	4,544	442
Landstar System Inc	18,428	2,439
Leonardo DRS Inc	30,240	1,260
Lindsay Corp	11,000	1,510
ManpowerGroup Inc	14,300	606
MasTec Inc *	7,570	1,375

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matson Inc	20,200	$2,102
McGrath RentCorp	10,620	1,290
Mercury Systems Inc *	38,000	2,567
MillerKnoll Inc	67,200	1,419
Mueller Industries Inc	13,700	1,314
Mueller Water Products Inc, Cl A	93,716	2,470
Newpark Resources Inc *	154,100	1,603
NEXTracker Inc, Cl A *	22,170	1,491
Nordson Corp	12,867	2,896
nVent Electric PLC	38,409	3,472
Oshkosh Corp	29,800	4,153
Owens Corning	15,000	2,253
Pitney Bowes Inc	132,020	1,600
Primoris Services Corp	11,940	1,415
Quad/Graphics Inc, Cl A	86,600	577
RBC Bearings Inc *	23,159	9,031
Rollins Inc	85,055	4,809
Ryder System Inc	15,400	2,888
Science Applications International Corp	12,670	1,491
Sensata Technologies Holding PLC	91,270	2,970
SkyWest Inc *	12,500	1,517
Snap-on Inc	3,700	1,203
SPX Technologies Inc *	16,080	3,009
Standex International Corp	12,192	2,488
Sterling Infrastructure Inc *	16,159	4,501
Terex Corp	17,600	879
Tetra Tech Inc	77,966	2,839
Textron Inc	43,500	3,487
TransUnion	29,006	2,564
Trex Co Inc *	39,544	2,437
UFP Industries Inc	21,700	2,191
UniFirst Corp/MA	14,394	2,560
United Airlines Holdings Inc *	16,200	1,701
Valmont Industries Inc	13,414	4,925
VSE Corp	21,020	3,414
Watsco Inc	8,176	3,290
WESCO International Inc	18,210	4,003
Worthington Enterprises Inc	22,410	1,475
Zurn Elkay Water Solutions Corp	38,940	1,766

		227,551
Information Technology — 13.9%
ACI Worldwide Inc *	23,130	1,141
Adeia Inc	66,900	1,006
Alkami Technology Inc *	38,805	993
Amdocs Ltd	25,900	2,216
Amkor Technology Inc	41,800	1,011
Arrow Electronics Inc *	16,000	2,021
Avnet Inc	26,500	1,446
Axcelis Technologies Inc *	17,000	1,361
Badger Meter Inc	3,678	673
Bentley Systems Inc, Cl B	58,993	3,283
Blackbaud Inc *	20,010	1,335
Calix Inc *	29,450	1,751

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cirrus Logic Inc *	24,900	$2,843
Clear Secure Inc, Cl A	109,916	3,991
Clearwater Analytics Holdings Inc, Cl A *	37,667	779
Cognex Corp	67,825	2,980
CommVault Systems Inc *	24,429	4,560
Credo Technology Group Holding Ltd *	32,609	4,013
Descartes Systems Group Inc/The *	34,121	3,410
Digi International Inc *	37,900	1,316
Dropbox Inc, Cl A *	80,800	2,348
EPAM Systems Inc *	10,601	1,870
Fabrinet *	6,069	2,011
Fair Isaac Corp *	2,219	3,377
Five9 Inc *	46,880	1,262
Flex Ltd *	26,400	1,416
Gen Digital Inc	112,170	3,388
HubSpot Inc *	4,637	2,240
indie Semiconductor Inc, Cl A *	197,185	893
InterDigital Inc	12,193	3,313
IonQ Inc *	35,075	1,499
Itron Inc *	12,840	1,579
Jabil Inc	11,700	2,396
Keysight Technologies Inc *	28,162	4,602
Kulicke & Soffa Industries Inc	72,405	2,715
Littelfuse Inc	15,157	3,938
Mirion Technologies Inc, Cl A *	181,180	3,714
Monolithic Power Systems Inc	5,572	4,657
Nova Ltd *	7,495	1,974
Novanta Inc *	22,766	2,650
OneSpan Inc	85,860	1,299
Onto Innovation Inc *	13,066	1,385
OSI Systems Inc *	10,822	2,490
PagerDuty Inc *	85,330	1,428
Pegasystems Inc	25,840	1,401
Photronics Inc *	45,900	1,041
Power Integrations Inc	63,714	2,873
Q2 Holdings Inc *	30,680	2,415
Qorvo Inc *	15,770	1,430
Rambus Inc *	18,380	1,356
Sanmina Corp *	11,900	1,398
Skyworks Solutions Inc	12,300	922
SMART Global Holdings Inc *	69,710	1,682
SPS Commerce Inc *	4,040	446
TD SYNNEX Corp	12,800	1,895
TTM Technologies Inc *	36,620	1,632
Tyler Technologies Inc *	9,664	5,440
Universal Display Corp	19,083	2,645
Varonis Systems Inc, Cl B *	56,628	3,342
Vertex Inc, Cl A *	88,063	2,274
Xerox Holdings Corp	43,900	175

		132,940
Materials — 4.3%
Balchem Corp	33,919	5,498
Cabot Corp	46,350	3,780

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carpenter Technology Corp	4,825	$1,162
Celanese Corp, Cl A	9,200	438
CF Industries Holdings Inc	13,700	1,187
Crown Holdings Inc	13,500	1,342
Eastman Chemical Co	9,800	689
Glatfelter Corp *	7,654	95
Greif Inc, Cl A	19,570	1,278
Kaiser Aluminum Corp	19,250	1,499
Mosaic Co/The	80,100	2,675
NewMarket Corp	3,400	2,812
O-I Glass Inc *	153,200	1,990
Quaker Chemical Corp	18,319	2,658
Reliance Inc	10,704	3,165
Royal Gold Inc	15,048	2,702
Ryerson Holding Corp	17,000	388
Sealed Air Corp	33,130	1,076
Sensient Technologies Corp	26,410	2,996
Silgan Holdings Inc	13,800	647
Steel Dynamics Inc	13,000	1,702
SunCoke Energy Inc	170,600	1,317

		41,096
Real Estate — 4.8%
Alexander & Baldwin Inc ‡	72,650	1,405
American Assets Trust Inc ‡	36,700	767
Apple Hospitality REIT Inc ‡	105,000	1,371
Brandywine Realty Trust ‡	80,600	343
Brixmor Property Group Inc ‡	45,100	1,262
CareTrust REIT Inc ‡	106,709	3,672
City Office REIT Inc ‡	72,700	504
CoStar Group Inc *	47,829	4,280
CTO Realty Growth Inc ‡	36,630	633
Cushman & Wakefield PLC *	141,794	2,236
EPR Properties ‡	27,700	1,503
Essential Properties Realty Trust Inc ‡	47,290	1,481
FirstService Corp	15,157	3,050
Highwoods Properties Inc ‡	26,000	820
Host Hotels & Resorts Inc ‡	194,580	3,349
Industrial Logistics Properties Trust ‡	35,900	221
Innovative Industrial Properties Inc, Cl A ‡	9,200	521
InvenTrust Properties Corp ‡	44,940	1,338
Kilroy Realty Corp ‡	22,400	932
Kite Realty Group Trust ‡	29,900	682
National Health Investors Inc ‡	18,930	1,482
Newmark Group Inc, Cl A	107,080	1,950
Omega Healthcare Investors Inc ‡	14,700	626
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	468
Regency Centers Corp ‡	16,500	1,196
Ryman Hospitality Properties Inc ‡	31,623	3,124
Sabra Health Care REIT Inc ‡	131,370	2,511
Service Properties Trust ‡	48,500	131
SL Green Realty Corp ‡	20,760	1,181

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Terreno Realty Corp ‡	50,378	$2,910

		45,949
Utilities — 1.7%
BROOKFIELD INFRASTRUCTURE, Cl A	63,359	2,548
California Water Service Group	28,710	1,347
Chesapeake Utilities Corp	24,208	2,992
National Fuel Gas Co	15,900	1,379
New Jersey Resources Corp	23,080	1,092
NRG Energy Inc	16,330	2,377
UGI Corp	112,260	3,889

		15,624
Total Common Stock
(Cost $765,719) ($ Thousands)		928,486

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	24,840,502	24,841
Total Cash Equivalent
(Cost $24,841) ($ Thousands)		24,841
Total Investments in Securities — 99.8%
(Cost $790,560) ($ Thousands)		$953,327

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	25	Sep-2025	$2,803	$2,962	$159
S&P Mid Cap 400 Index E-MINI	11	Sep-2025	3,474	3,585	111
			$6,277	$6,547	$270

Percentages are based on Net Assets of $955,695 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,436	$51,578	$(63,173)	$—	$—	$24,841	$318	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 10.5%
Alphabet Inc, Cl A	303,506	$64,619
Alphabet Inc, Cl C	83,619	17,855
AT&T Inc	1,117,014	32,717
Cargurus Inc, Cl A *	61,143	2,116
Charter Communications Inc, Cl A *	6,901	1,833
Cinemark Holdings Inc	36,746	948
Comcast Corp, Cl A	441,789	15,008
Electronic Arts Inc	74,206	12,760
Fox Corp	349,348	19,851
Liberty Global Ltd, Cl A *	70,719	830
Match Group Inc	335,149	12,514
Meta Platforms Inc, Cl A	78,957	58,326
Millicom International Cellular SA	91,405	4,416
Netflix Inc *	10,725	12,958
New York Times Co/The, Cl A	41,636	2,491
Nexstar Media Group Inc, Cl A	26,392	5,398
Omnicom Group Inc	142,736	11,181
ROBLOX Corp, Cl A *	17,226	2,146
T-Mobile US Inc	7,671	1,933
Verizon Communications Inc	413,923	18,308
Yelp Inc, Cl A *	60,462	1,912

		300,120
Consumer Discretionary — 12.3%
Adient PLC *	74,122	1,838
ADT Inc	369,739	3,220
Adtalem Global Education Inc *	39,155	5,127
Airbnb Inc, Cl A *	49,740	6,493
Amazon.com Inc *	224,289	51,362
Amer Sports Inc *	69,598	2,737
AutoZone Inc *	2,782	11,680
Booking Holdings Inc	4,489	25,134
BorgWarner Inc	195,911	8,377
Boyd Gaming Corp	21,743	1,867
Brinker International Inc *	8,517	1,328
Carnival Corp, Cl A *	155,451	4,957
Carvana Co, Cl A *	4,981	1,853
Deckers Outdoor Corp *	48,351	5,784
Domino's Pizza Inc	15,329	7,025
eBay Inc	215,133	19,493
Expedia Group Inc	60,324	12,958
Ford Motor Co	1,027,861	12,098
Frontdoor Inc *	55,992	3,401
Gap Inc/The	50,400	1,109
Garmin Ltd	3,360	813
General Motors Co	326,811	19,148
Goodyear Tire & Rubber Co/The *	254,400	2,157
Graham Holdings Co, Cl B	104	113
Grand Canyon Education Inc *	16,615	3,349
H&R Block Inc	191,997	9,667
Kontoor Brands Inc	35,749	2,762
Lear Corp	48,518	5,337

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Macy's Inc	246,533	$3,262
McDonald's Corp	29,115	9,129
NVR Inc *	149	1,210
O'Reilly Automotive Inc *	89,299	9,259
Peloton Interactive Inc, Cl A *	110,522	840
Perdoceo Education Corp	37,255	1,220
Phinia Inc	15,587	912
PulteGroup Inc	47,819	6,313
PVH Corp	47,348	3,992
QuantumScape Corp, Cl A *	130,373	1,034
Ralph Lauren Corp, Cl A	45,070	13,383
SharkNinja Inc *	40,220	4,704
Signet Jewelers Ltd	37,267	3,281
Stride Inc *	2,350	383
Tapestry Inc	144,995	14,763
Taylor Morrison Home Corp, Cl A *	86,475	5,826
TJX Cos Inc/The	105,792	14,452
Travel + Leisure Co	41,980	2,654
Ulta Beauty Inc *	4,338	2,137
Urban Outfitters Inc *	41,140	2,760
Wayfair Inc, Cl A *	20,237	1,510
Williams-Sonoma Inc	28,038	5,276
Wolverine World Wide Inc	56,004	1,789
Yum! Brands Inc	66,984	9,845

		351,121
Consumer Staples — 6.1%
Albertsons Cos Inc, Cl A	401,146	7,806
Altria Group Inc	221,794	14,907
Archer-Daniels-Midland Co	9,132	572
Bunge Global SA	74,074	6,238
Cal-Maine Foods Inc	59,501	6,881
Casey's General Stores Inc	2,086	1,032
Church & Dwight Co Inc	4,454	415
Coca-Cola Co/The	124,723	8,605
Colgate-Palmolive Co	101,646	8,545
Conagra Brands Inc	5,379	103
Costco Wholesale Corp	2,503	2,361
Energizer Holdings Inc	46,045	1,269
General Mills Inc	6,410	316
Ingles Markets Inc, Cl A	3,077	208
Ingredion Inc	60,910	7,890
Keurig Dr Pepper Inc	1,471	43
Kraft Heinz Co/The	46,515	1,301
Kroger Co/The	248,916	16,886
Lancaster Colony Corp	1,172	214
Molson Coors Beverage Co, Cl B	162,432	8,201
Mondelez International Inc, Cl A	12,152	747
Monster Beverage Corp *	124,124	7,747
Philip Morris International Inc	152,908	25,555
Pilgrim's Pride Corp	29,641	1,318
Post Holdings Inc *	47,073	5,326
Procter & Gamble Co/The	67,028	10,526
Sprouts Farmers Market Inc *	48,526	6,820

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sysco Corp	24,009	$1,932
US Foods Holding Corp *	123,320	9,570
Vital Farms Inc *	24,066	1,229
Walmart Inc	90,025	8,731

		173,294
Energy — 1.1%
APA Corp	325,525	7,559
Archrock Inc	19,931	494
California Resources Corp	58,635	2,913
Chevron Corp	19,557	3,141
EOG Resources Inc	31,972	3,991
Exxon Mobil Corp	675	77
International Seaways Inc	28,815	1,309
Marathon Petroleum Corp	11,042	1,984
Murphy Oil Corp	102,221	2,541
Ovintiv Inc	177,099	7,459
Scorpio Tankers Inc	26,575	1,339

		32,807
Financials — 13.3%
Affiliated Managers Group Inc	41,779	9,393
Aflac Inc	23,068	2,465
Allstate Corp/The	6,710	1,365
Ally Financial Inc	248,341	10,194
American Express Co	2,630	871
American Financial Group Inc/OH	3,655	497
American International Group Inc	76,849	6,249
Arbor Realty Trust Inc ‡	142,138	1,697
Arch Capital Group Ltd	9,727	890
Axis Capital Holdings Ltd	67,487	6,653
Bank of New York Mellon Corp/The	169,317	17,880
Bank of NT Butterfield & Son Ltd/The	28,668	1,294
Bank OZK	76,375	4,007
BankUnited Inc	60,089	2,355
Berkshire Hathaway Inc, Cl B *	1,121	564
Bread Financial Holdings Inc	44,396	2,939
Brighthouse Financial Inc *	62,910	2,973
Brown & Brown Inc	43,378	4,206
Capital One Financial Corp	7,957	1,808
Citigroup Inc	270,127	26,086
Citizens Financial Group Inc	253,016	13,228
CME Group Inc, Cl A	12,381	3,300
CNO Financial Group Inc	48,606	1,918
Corebridge Financial Inc	222,175	7,725
Corpay Inc *	3,638	1,185
Donnelley Financial Solutions Inc *	2,884	164
Enova International Inc *	22,703	2,754
Equitable Holdings Inc	22,744	1,211
Evercore Inc, Cl A	14,262	4,586
Everest Group Ltd	33,243	11,365
FactSet Research Systems Inc	13,214	4,933
First BanCorp/Puerto Rico	105,108	2,337
FirstCash Holdings Inc	25,008	3,683

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genworth Financial Inc, Cl A *	257,306	$2,205
Global Payments Inc	15,200	1,350
Goldman Sachs Group Inc/The	7,188	5,357
Houlihan Lokey Inc, Cl A	14,492	2,888
Jack Henry & Associates Inc	4,217	688
Jackson Financial Inc, Cl A	95,602	9,445
Janus Henderson Group PLC	25,019	1,109
JPMorgan Chase & Co	11,606	3,498
Lincoln National Corp	152,794	6,559
LPL Financial Holdings Inc	10,125	3,690
Mastercard Inc, Cl A	36,440	21,692
MFA Financial Inc ‡	76,815	784
Moody's Corp	14,808	7,549
Morningstar Inc	12,470	3,272
MSCI Inc, Cl A	830	471
Nasdaq Inc	68,876	6,525
Navient Corp	62,661	859
NCR Atleos Corp *	64,319	2,548
Nelnet Inc, Cl A	12,658	1,628
Old National Bancorp/IN	150,205	3,438
OneMain Holdings Inc, Cl A	101,529	6,281
Palomar Holdings Inc, Cl A *	10,483	1,290
PNC Financial Services Group Inc/The	19,106	3,963
Popular Inc	56,629	7,115
Reinsurance Group of America Inc, Cl A	36,778	7,164
RenaissanceRe Holdings Ltd	37,039	9,000
Rithm Capital Corp ‡	381,554	4,724
Robinhood Markets Inc, Cl A *	29,164	3,034
SiriusPoint Ltd *	55,289	1,035
SLM Corp	144,326	4,515
State Street Corp	8,138	936
Synchrony Financial	282,981	21,603
Synovus Financial Corp	32,804	1,693
T Rowe Price Group Inc	5,869	632
Toast Inc, Cl A *	20,695	933
Travelers Cos Inc/The	3,955	1,074
Unum Group	148,357	10,364
Upstart Holdings Inc *	46,692	3,422
Visa Inc, Cl A	83,164	29,255
W R Berkley Corp	8,513	610
WaFd Inc	72,182	2,270
Western Union Co/The	292,637	2,537
WisdomTree Inc	84,303	1,147
Zions Bancorp NA	117,399	6,810

		379,737
Health Care — 11.5%
AbbVie Inc	47,994	10,098
Alignment Healthcare Inc *	51,286	839
Alnylam Pharmaceuticals Inc *	9,726	4,343
Amneal Pharmaceuticals Inc *	93,475	894
Boston Scientific Corp *	105,396	11,119
Bristol-Myers Squibb Co	56,800	2,680
Cardinal Health Inc	149,074	22,179

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cencora Inc	88,796	$25,894
Cigna Group/The	8,581	2,582
CVS Health Corp	142,170	10,400
DaVita Inc *	35,890	4,944
Edwards Lifesciences Corp *	88,049	7,162
Elanco Animal Health Inc *	49,457	908
Eli Lilly & Co	5,224	3,827
Ensign Group Inc/The	2,515	432
Exelixis Inc *	318,104	11,903
GE HealthCare Technologies Inc	97,048	7,155
Gilead Sciences Inc	196,125	22,156
Halozyme Therapeutics Inc *	51,504	3,767
HCA Healthcare Inc	9,843	3,976
Henry Schein Inc *	3,195	222
Hologic Inc *	6,979	468
IDEXX Laboratories Inc *	863	558
Insulet Corp *	12,835	4,362
Intuitive Surgical Inc *	4,561	2,159
Jazz Pharmaceuticals PLC *	52,752	6,739
Johnson & Johnson	222,547	39,429
Labcorp Holdings Inc	495	138
McKesson Corp	20,709	14,220
Medtronic PLC	66,482	6,170
Merck & Co Inc	80,695	6,788
Mettler-Toledo International Inc *	5,130	6,674
Neurocrine Biosciences Inc *	13,214	1,845
Organon & Co	231,061	2,177
Penumbra Inc *	3,458	943
Pfizer Inc	417,512	10,338
Quest Diagnostics Inc	25,466	4,626
ResMed Inc	42,878	11,770
Royalty Pharma PLC, Cl A	39,664	1,427
Soleno Therapeutics Inc *	12,185	825
Solventum Corp *	10,283	752
Stryker Corp	6,433	2,518
Supernus Pharmaceuticals Inc *	20,631	931
Tenet Healthcare Corp *	75,508	13,918
UFP Technologies Inc *	3,456	726
United Therapeutics Corp *	2,482	756
Universal Health Services Inc, Cl B	19,390	3,521
Veeva Systems Inc, Cl A *	31,621	8,512
Vertex Pharmaceuticals Inc *	6,019	2,354
Viatris Inc	779,661	8,225
Zoetis Inc, Cl A	44,680	6,988

		328,337
Industrials — 10.7%
Acuity Brands Inc	16,738	5,464
AGCO Corp	9,543	1,032
Air Lease Corp, Cl A	86,413	5,203
Alaska Air Group Inc *	1,169	73
Allegion PLC	4,650	790
Allison Transmission Holdings Inc	53,994	4,714
American Airlines Group Inc *	588,832	7,873

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Armstrong World Industries Inc	4,738	$928
Automatic Data Processing Inc	2,519	766
Axon Enterprise Inc *	35	26
Brink's Co/The	62,397	6,991
Carlisle Cos Inc	4,947	1,909
CH Robinson Worldwide Inc	3,108	400
Cintas Corp	13,040	2,739
Concentrix Corp	37,330	1,970
CoreCivic Inc *‡	63,574	1,289
Costamare Inc	33,919	388
CSX Corp	48,283	1,570
Cummins Inc	15,602	6,216
Curtiss-Wright Corp	9,294	4,444
Deere & Co	15,418	7,380
Delta Air Lines Inc	204,379	12,627
Deluxe Corp	31,932	628
Donaldson Co Inc	5,849	466
Dover Corp	12,655	2,263
Expeditors International of Washington Inc	8,084	974
Fastenal Co	261,168	12,970
Ferguson Enterprises Inc	17,555	4,058
FTI Consulting Inc *	443	75
GE Vernova Inc	3,982	2,441
Genpact Ltd	29,155	1,322
Graco Inc	82,326	7,030
HNI Corp	19,595	881
Honeywell International Inc	8,296	1,821
Illinois Tool Works Inc	33,703	8,919
John Bean Technologies Corp	16,023	2,296
Johnson Controls International PLC	23,523	2,514
Landstar System Inc	1,462	193
Leidos Holdings Inc	68,402	12,375
Lennox International Inc	10,963	6,116
Lincoln Electric Holdings Inc	13,850	3,360
Lockheed Martin Corp	4,848	2,209
Masco Corp	103,551	7,600
Maximus Inc	43,829	3,853
MSA Safety Inc	1,490	254
MSC Industrial Direct Co Inc, Cl A	8,333	752
Oshkosh Corp	44,910	6,259
Otis Worldwide Corp	85,571	7,392
Parker-Hannifin Corp	2,291	1,740
Paychex Inc	89,661	12,504
Pitney Bowes Inc	164,646	1,996
Primoris Services Corp	35,376	4,194
Resideo Technologies Inc *	637	22
REV Group Inc	22,712	1,208
Rockwell Automation Inc	20,793	7,141
Rollins Inc	9,277	525
Ryder System Inc	36,980	6,934
Science Applications International Corp	39,734	4,677
SkyWest Inc *	35,373	4,294
Snap-on Inc	25,009	8,134

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SPX Technologies Inc *	7,562	$1,415
SS&C Technologies Holdings Inc	12,226	1,084
Terex Corp	38,955	1,945
Trane Technologies PLC	26,796	11,136
Uber Technologies Inc *	28,743	2,695
United Airlines Holdings Inc *	134,947	14,169
Veralto Corp	63,000	6,690
Verisk Analytics Inc, Cl A	24,775	6,643
Waste Management Inc	3,698	837
Watts Water Technologies Inc, Cl A	20,889	5,784
Westinghouse Air Brake Technologies Corp	31,215	6,040
Woodward Inc	30,582	7,548
Worthington Enterprises Inc	14,988	986
WW Grainger Inc	9,999	10,134

		304,288
Information Technology — 29.7%
Accenture PLC, Cl A	2,864	745
ACI Worldwide Inc *	9,258	457
Adobe Inc *	34,072	12,153
Amdocs Ltd	70,449	6,028
Amkor Technology Inc	68,518	1,657
Amphenol Corp, Cl A	134,015	14,589
Analog Devices Inc	16,928	4,254
Apple Inc	504,637	117,146
AppLovin Corp, Cl A *	12,329	5,901
Arista Networks Inc *	28,021	3,826
Arrow Electronics Inc *	43,464	5,491
Atlassian Corp, Cl A *	7,625	1,356
Autodesk Inc *	32,703	10,292
Avnet Inc	80,297	4,382
Belden Inc	17,615	2,293
Broadcom Inc	86,475	25,717
Cadence Design Systems Inc *	2,955	1,036
Cirrus Logic Inc *	68,267	7,795
Cisco Systems Inc	557,918	38,547
Clearwater Analytics Holdings Inc, Cl A *	20,833	431
Cloudflare Inc, Cl A *	2,654	554
Cognizant Technology Solutions Corp, Cl A	195,439	14,120
CommScope Holding Co Inc *	187,858	3,013
Consensus Cloud Solutions Inc *	11,449	304
Corning Inc	71,072	4,764
Crane NXT Co	17,066	1,019
Dell Technologies Inc, Cl C	99,143	12,110
Dolby Laboratories Inc, Cl A	9,372	672
Dropbox Inc, Cl A *	329,246	9,568
DXC Technology Co *	137,012	1,980
F5 Inc *	39,851	12,479
Fair Isaac Corp *	274	417
Fortinet Inc *	46,791	3,686
Gartner Inc *	22,289	5,599
Gen Digital Inc	648,710	19,591
GoDaddy Inc, Cl A *	13,255	1,966
Guidewire Software Inc *	28,447	6,174

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hewlett Packard Enterprise Co	594,726	$13,423
HP Inc	97,030	2,769
HubSpot Inc *	473	229
InterDigital Inc	22,792	6,193
International Business Machines Corp	46,947	11,431
Intuit Inc	17,762	11,847
Jabil Inc	88,181	18,062
KLA Corp	7,564	6,596
Lam Research Corp	32,280	3,233
Manhattan Associates Inc *	682	147
Micron Technology Inc	70,715	8,416
Microsoft Corp	300,710	152,367
MKS Instruments Inc	29,068	3,004
Motorola Solutions Inc	34,396	16,251
NetApp Inc	170,563	19,238
NetScout Systems Inc *	10,125	252
NVIDIA Corp	736,291	128,247
Oracle Corp	35,107	7,939
Palantir Technologies Inc, Cl A *	39,412	6,176
Progress Software Corp	1,241	57
Qorvo Inc *	29,405	2,667
QUALCOMM Inc	68,193	10,961
RingCentral Inc, Cl A *	47,861	1,460
Roper Technologies Inc	6,183	3,254
Salesforce Inc	32,368	8,294
Sanmina Corp *	44,777	5,262
SiTime Corp *	4,922	1,189
Skyworks Solutions Inc	104,235	7,811
Teledyne Technologies Inc *	1,064	573
Teradata Corp *	59,337	1,245
Trimble Inc *	12,351	998
TTM Technologies Inc *	91,406	4,074
Twilio Inc, Cl A *	3,521	372
Ubiquiti Inc	38	20
VeriSign Inc	44,982	12,297
Vontier Corp	134,702	5,780
Western Digital Corp	14,751	1,185
Xerox Holdings Corp	70,180	279
Zoom Video Communications Inc, Cl A *	13,244	1,078

		846,788
Materials — 1.6%
Alcoa Corp	215,868	6,949
Amcor PLC	54,678	472
AptarGroup Inc	3,433	478
Avery Dennison Corp	4,549	781
CF Industries Holdings Inc	58,245	5,046
Crown Holdings Inc	104,342	10,370
Mosaic Co/The	34,385	1,148
Newmont Corp	137,863	10,257
Nucor Corp	4,900	729
O-I Glass Inc, Cl I *	194,874	2,531
Packaging Corp of America	5,276	1,150
Sealed Air Corp	43,582	1,415

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sensient Technologies Corp	22,141	$2,512
Sonoco Products Co	36,550	1,727
SSR Mining Inc *	88,288	1,705

		47,270
Real Estate — 0.3%
American Healthcare REIT Inc ‡	29,653	1,269
American Tower Corp, Cl A ‡	4,550	928
CBRE Group Inc, Cl A *	22,911	3,714
EPR Properties ‡	34,375	1,865
Welltower Inc ‡	13,664	2,299

		10,075
Utilities — 1.6%
Atmos Energy Corp	14,114	2,345
Consolidated Edison Inc	55,992	5,500
Entergy Corp	70,702	6,228
Exelon Corp	53,994	2,358
FirstEnergy Corp	190,454	8,308
National Fuel Gas Co	1,235	107
NRG Energy Inc	106,018	15,432
PG&E Corp	107,458	1,642
UGI Corp	99,273	3,439

		45,359
Total Common Stock
(Cost $2,175,587) ($ Thousands)		2,819,196

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	23,129,696	23,130
Total Cash Equivalent
(Cost $23,130) ($ Thousands)		23,130
Total Investments in Securities — 99.5%
(Cost $2,198,717) ($ Thousands)		$2,842,326

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Equity Factor Allocation Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	65	Sep-2025	$20,534	$21,037	$503

Percentages are based on Net Assets of $2,855,281 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$38,528	$122,454	$(137,852)	$—	$—	$23,130	$333	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 12.3%
Alphabet Inc, Cl A	15,135	$3,222
AT&T Inc	182,543	5,347
Cargurus Inc, Cl A *	16,772	580
Comcast Corp, Cl A	132,858	4,513
Electronic Arts Inc	10,311	1,773
Fox Corp	35,487	2,118
IDT Corp, Cl B	2,617	168
Meta Platforms Inc, Cl A	3,901	2,882
Netflix Inc *	121	146
New York Times Co/The, Cl A	27,602	1,652
Omnicom Group Inc	9,200	721
SK Telecom Co Ltd ADR	25,400	547
TEGNA Inc	70,900	1,503
T-Mobile US Inc	7,058	1,778
Verizon Communications Inc	117,515	5,198
Walt Disney Co/The	8,024	950
Yelp Inc, Cl A *	63,218	1,999

		35,097
Consumer Discretionary — 6.6%
Amazon.com Inc *	13,908	3,185
BorgWarner Inc	59,100	2,527
Canadian Tire Corp Ltd, Cl A	5,100	636
eBay Inc	41,239	3,737
Grand Canyon Education Inc *	3,167	638
H&R Block Inc	39,900	2,009
Honda Motor Co Ltd ADR	50,200	1,677
La-Z-Boy Inc, Cl Z	18,900	699
Mattel Inc *	71,300	1,305
Perdoceo Education Corp	7,105	232
Service Corp International/US	19,051	1,510
Toyota Motor Corp ADR	2,900	564

		18,719
Consumer Staples — 15.5%
Albertsons Cos Inc, Cl A	107,800	2,098
Altria Group Inc	66,630	4,478
Archer-Daniels-Midland Co	23,100	1,447
Bunge Global SA	16,000	1,347
Cal-Maine Foods Inc	1,503	174
Campbell Soup Co	21,500	686
Church & Dwight Co Inc	15,393	1,434
Clorox Co/The	12,290	1,453
Coca-Cola Co/The	29,954	2,067
Colgate-Palmolive Co	18,806	1,581
Conagra Brands Inc	25,400	486
Costco Wholesale Corp	2,574	2,428
Fresh Del Monte Produce Inc	7,699	279
General Mills Inc	30,486	1,504
Ingredion Inc	25,122	3,254
Kimberly-Clark Corp	12,039	1,555
Kraft Heinz Co/The	74,600	2,087
Kroger Co/The	29,600	2,008

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McCormick & Co Inc/MD	4,693	$330
Molson Coors Beverage Co, Cl B	41,500	2,095
Mondelez International Inc, Cl A	26,056	1,601
PepsiCo Inc	11,127	1,654
Philip Morris International Inc	12,403	2,073
Procter & Gamble Co/The	14,620	2,296
Tyson Foods Inc, Cl A	27,092	1,538
Walmart Inc	24,797	2,405

		44,358
Energy — 1.5%
EOG Resources Inc	15,400	1,922
Exxon Mobil Corp	14,400	1,646
Marathon Petroleum Corp	4,500	809

		4,377
Financials — 11.8%
Axis Capital Holdings Ltd	14,700	1,449
Bank of New York Mellon Corp/The	28,200	2,978
Berkshire Hathaway Inc, Cl B *	5,696	2,865
Canadian Imperial Bank of Commerce	9,700	750
Citigroup Inc	33,000	3,187
Employers Holdings Inc	24,600	1,064
Everest Group Ltd	2,400	821
Federated Hermes Inc, Cl B	35,900	1,906
Loews Corp	22,164	2,146
Marsh & McLennan Cos Inc	8,223	1,692
Mastercard Inc, Cl A	4,475	2,664
MetLife Inc	7,300	594
Moody's Corp	548	279
New Mountain Finance Corp	61,465	655
Old Republic International Corp	68,800	2,750
Sixth Street Specialty Lending Inc	29,200	714
State Street Corp	18,200	2,092
Visa Inc, Cl A	7,366	2,591
Voya Financial Inc	11,900	894
Western Union Co/The	194,500	1,686

		33,777
Health Care — 18.8%
Abbott Laboratories	15,264	2,025
AbbVie Inc	11,721	2,466
Alkermes PLC *	4,952	143
Amgen Inc	3,301	950
BioMarin Pharmaceutical Inc *	13,451	784
Boston Scientific Corp *	16,821	1,775
Bristol-Myers Squibb Co	61,334	2,894
Cardinal Health Inc	9,682	1,440
Cencora Inc	5,331	1,555
Centene Corp *	34,500	1,002
Chemed Corp	3,118	1,428
Cigna Group/The	6,600	1,986
CVS Health Corp	11,600	849
Exelixis Inc *	33,519	1,254
Gilead Sciences Inc	24,996	2,824

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthStream Inc	50,444	$1,416
Incyte Corp *	44,396	3,756
Innoviva Inc *	61,586	1,258
Jazz Pharmaceuticals PLC *	9,800	1,252
Johnson & Johnson	24,874	4,407
McKesson Corp	2,365	1,624
Medtronic PLC	2,636	245
Merck & Co Inc	44,459	3,740
Organon & Co	28,260	266
Pfizer Inc	147,993	3,664
Regeneron Pharmaceuticals Inc	2,758	1,602
STERIS PLC	295	72
Stryker Corp	4,416	1,728
United Therapeutics Corp *	4,730	1,441
Veeva Systems Inc, Cl A *	5,537	1,491
Viatris Inc	63,200	667
Zoetis Inc, Cl A	10,421	1,630

		53,634
Industrials — 6.5%
ABM Industries Inc	10,100	497
AECOM	8,483	1,059
Allison Transmission Holdings Inc	16,300	1,423
Automatic Data Processing Inc	5,601	1,703
Cintas Corp	7,310	1,535
CSG Systems International Inc	25,400	1,630
General Dynamics Corp	4,933	1,601
Genpact Ltd	16,300	739
Republic Services Inc, Cl A	352	82
Rollins Inc	22,198	1,255
Science Applications International Corp	14,000	1,648
Textron Inc	26,400	2,116
Veralto Corp	11,938	1,268
Verisk Analytics Inc, Cl A	1,878	504
Waste Management Inc	6,954	1,574

		18,634
Information Technology — 21.7%
Adobe Inc *	4,863	1,735
Alarm.com Holdings Inc *	12,995	762
Amdocs Ltd	37,700	3,226
Apple Inc	9,899	2,298
Arrow Electronics Inc *	12,700	1,604
Autodesk Inc *	4,561	1,435
Avnet Inc	29,900	1,632
Box Inc, Cl A *	43,868	1,431
Canon Inc ADR	48,100	1,410
Cirrus Logic Inc *	8,894	1,016
Cisco Systems Inc	85,133	5,882
Cognizant Technology Solutions Corp, Cl A	29,500	2,131
CommVault Systems Inc *	3,675	686
Dolby Laboratories Inc, Cl A	19,773	1,417
Dropbox Inc, Cl A *	97,700	2,839
F5 Inc *	7,518	2,354

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortinet Inc *	8,326	$656
GCI Liberty Inc, Cl C *	15,426	565
Gen Digital Inc	69,000	2,084
Hewlett Packard Enterprise Co	104,100	2,349
HP Inc	86,300	2,463
InterDigital Inc	5,533	1,503
International Business Machines Corp	2,600	633
Intuit Inc	2,740	1,828
Microsoft Corp	6,177	3,130
Motorola Solutions Inc	3,694	1,745
NetApp Inc	7,500	846
NetScout Systems Inc *	25,500	635
Open Text Corp	38,200	1,264
Pegasystems Inc	1,063	58
Qualys Inc *	1,695	230
Roper Technologies Inc	2,934	1,544
Salesforce Inc	7,581	1,943
ServiceNow Inc *	115	105
TD SYNNEX Corp	16,700	2,473
TE Connectivity PLC	6,852	1,415
Vontier Corp	20,300	871
Workday Inc, Cl A *	220	51
Zoom Video Communications Inc, Cl A *	19,524	1,590

		61,839
Materials — 1.7%
CF Industries Holdings Inc	19,200	1,663
NewMarket Corp	1,800	1,489
Newmont Corp	664	49
Royal Gold Inc	5,461	981
Sonoco Products Co	14,500	685

		4,867
Utilities — 2.8%
American Electric Power Co Inc	7,200	799
Eversource Energy	34,100	2,185
Exelon Corp	38,500	1,682
National Fuel Gas Co	11,900	1,032
OGE Energy Corp	17,469	780
Pinnacle West Capital Corp	6,400	572
Portland General Electric Co	24,300	1,040

		8,090
Total Common Stock
(Cost $238,143) ($ Thousands)		283,392

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	1,477,258	$1,477
Total Cash Equivalent
(Cost $1,477) ($ Thousands)		1,477
Total Investments in Securities — 99.7%
(Cost $239,620) ($ Thousands)		$284,869

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	4	Sep-2025	$1,299	$1,294	$(5)

Percentages are based on Net Assets of $285,782 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$12,903	$53,629	$(65,055)	$—	$—	$1,477	$113	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.9%
Australia — 0.2%
Communication Services — 0.0%
Telstra Group Ltd	101,270	$324

Utilities — 0.2%
AGL Energy Ltd	501,377	2,696
Total Australia		3,020

Austria — 0.3%
Communication Services — 0.0%
Telekom Austria AG, Cl A	38,558	422

Financials — 0.1%
Oberbank AG	350	30
UNIQA Insurance Group AG	93,577	1,357
		1,387
Industrials — 0.2%
ANDRITZ AG	46,700	3,290
Total Austria		5,099

Belgium — 0.6%
Consumer Staples — 0.2%
Colruyt Group N.V	75,325	3,315

Financials — 0.4%
Ageas SA/NV	88,500	6,239

Health Care — 0.0%
Fagron	11,525	280

Industrials — 0.0%
Ackermans & van Haaren NV	2,710	703
Total Belgium		10,537

Brazil — 0.0%
Materials — 0.0%
Yara International ASA	14,097	513

Canada — 4.3%
Communication Services — 0.4%
Cogeco Communications Inc	58,200	2,725
Quebecor Inc, Cl B	146,300	4,447
		7,172
Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	33,900	4,228

Consumer Staples — 1.7%
Empire Co Ltd, Cl Common Subs. Receipt	261,642	10,159
George Weston Ltd	76,500	4,928
Loblaw Cos Ltd	122,400	5,000
Metro Inc/CN, Cl A	126,400	9,063
		29,150
Energy — 0.0%
Enbridge	10,256	496

Financials — 1.6%
Bank of Nova Scotia/The	134,100	8,377

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canadian Imperial Bank of Commerce	62,400	$4,822
Great-West Lifeco Inc, Cl Common Subs. Receipt	95,100	3,768
Manulife Financial Corp, Cl Common Subs. Receipt	129,500	3,985
Toronto-Dominion Bank/The	86,800	6,519
		27,471
Information Technology — 0.4%
Open Text Corp	204,900	6,779
Total Canada		75,296

China — 0.0%
Communication Services — 0.0%
CITIC Telecom International Holdings Ltd	200,000	66

Industrials — 0.0%
ISDN Holdings	158,700	48
Total China		114

Denmark — 0.4%
Consumer Staples — 0.0%
Scandinavian Tobacco Group A/S	25,319	359
Schouw & Co A/S	7,668	712
		1,071
Financials — 0.4%
Danske Bank A/S	148,500	6,115

Industrials — 0.0%
ISS A/S	5,428	159
Total Denmark		7,345

Finland — 1.0%
Communication Services — 0.5%
Elisa Oyj, Cl A	166,994	8,907

Consumer Staples — 0.0%
HKFoods Oyj, Cl A	16,820	30
Raisio Oyj, Cl V	55,028	161
		191
Health Care — 0.2%
Orion Oyj, Cl B	45,496	3,636
Terveystalo	12,864	160
		3,796
Industrials — 0.0%
Raute Oyj, Cl A	2,158	37

Information Technology — 0.3%
Nokia Oyj	1,047,300	4,511
Total Finland		17,442

France — 2.5%
Communication Services — 0.5%
Orange SA	577,100	9,411

Consumer Staples — 0.4%
Carrefour SA	148,800	2,155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Danone SA	66,114	$5,521
		7,676
Energy — 0.5%
TotalEnergies SE	136,100	8,549

Industrials — 0.6%
Bouygues SA	131,300	5,633
Societe BIC SA	77,200	4,827
		10,460
Information Technology — 0.0%
Axway Software *	1,389	64

Utilities — 0.5%
Engie SA	370,293	7,667
Total France		43,827

Germany — 1.3%
Communication Services — 0.6%
Deutsche Telekom AG	211,234	7,734
Scout24 SE	13,749	1,782
		9,516
Consumer Discretionary — 0.3%
Bayerische Motoren Werke AG	45,600	4,773

Financials — 0.4%
Allianz SE	9,700	4,103
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,287	3,375
		7,478
Industrials — 0.0%
Pfeiffer Vacuum Technology	1,886	347

Information Technology — 0.0%
Adtran Networks	929	23
Total Germany		22,137

Hong Kong — 2.1%
Communication Services — 0.7%
HKT Trust & HKT Ltd	5,759,000	8,735
Hutchison Telecommunications Hong Kong Holdings	3,115,045	444
PCCW Ltd	5,423,000	3,662
SmarTone Telecommunications Holdings Ltd	59,013	35
		12,876
Consumer Discretionary — 0.0%
Lever Style	12,000	2
Yue Yuen Industrial Holdings Ltd	22	–
		2
Consumer Staples — 0.5%
Best Mart 360 Holdings	200,000	55
WH Group Ltd	8,843,500	9,503
		9,558
Financials — 0.0%
Dah Sing Banking Group Ltd	55,711	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.3%
Cathay Pacific Airways Ltd	3,755,000	$5,166
Transport International Holdings Ltd	13,200	18
		5,184
Information Technology — 0.1%
VTech Holdings Ltd	144,133	1,164

Real Estate — 0.2%
Chinney Investments Ltd	88,000	7
Sun Hung Kai Properties Ltd	286,500	3,384
		3,391
Utilities — 0.3%
CLP Holdings Ltd	110,000	931
HK Electric Investments & HK Electric Investments Ltd	4,447,000	3,423
Power Assets Holdings Ltd	69,500	453
		4,807
Total Hong Kong		37,057

Israel — 1.0%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication Corp Ltd	2,604,775	4,780

Consumer Staples — 0.1%
Neto ME Holdings Ltd *	776	42
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,983	2,180
Shufersal Ltd	14,675	182
Tiv Taam Holdings 1	29,616	79
		2,483
Financials — 0.0%
FIBI Holdings Ltd	5,079	384

Information Technology — 0.6%
Check Point Software Technologies Ltd *	41,802	8,074
Ituran Location and Control	32,556	1,098
Radware Ltd *	48,163	1,215
		10,387
Materials — 0.0%
Palram Industries 1990	1,356	28
Total Israel		18,062

Italy — 1.5%
Communication Services — 0.1%
RAI Way	175,246	1,240

Consumer Discretionary — 0.3%
Pirelli & C SpA	668,803	4,583

Energy — 0.5%
Eni SpA	442,500	7,915

Utilities — 0.6%
A2A SpA	2,477,500	6,228
Edison	80,281	206

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enel SpA	458,934	$4,237
Iren SpA	63,285	191
Italgas SpA	85,628	770
		11,632
Total Italy		25,370

Japan — 8.7%
Communication Services — 1.2%
AUTOSERVER	1,800	30
ITmedia Inc	2,300	26
Marvelous Inc	53,500	206
Nippon Telegraph & Telephone Corp	9,103,700	9,637
Okinawa Cellular Telephone Co	17,722	605
SoftBank Corp	6,373,800	9,868
Wowow Inc	10,676	127
Zenrin Co Ltd	41,800	297
		20,796
Consumer Discretionary — 1.4%
Aeon Kyushu	700	14
Asahi Co Ltd	28,300	265
Asante Inc	10,000	114
Autobacs Seven Co Ltd	109,200	1,159
Bell-Park	4,600	79
Belluna	32,900	224
B-R31 Ice Cream, Cl R	6,900	195
Bridgestone Corp	123,700	5,593
Doshisha Co Ltd	6,100	108
ESTELLE Holdings Co Ltd	6,000	24
Gakkyusha Co Ltd	6,100	96
Honda Motor Co Ltd	699,300	7,759
I K K Holdings Inc	4,600	25
Komeri Co Ltd	15,900	359
MrMax Holdings Ltd	14,800	87
Nagase Brothers	8,400	111
Ozu Corp	2,400	27
Riso Kyoiku Co Ltd	21,800	32
Sankyo Co Ltd	252,000	5,077
Step	4,400	70
Tokyo Individualized Educational Institute Inc	11,500	27
Yamada Holdings Co Ltd	1,204,900	3,803
Yellow Hat	2,400	27
		25,275
Consumer Staples — 1.9%
Ahjikan Co Ltd	5,308	46
Arcs Co Ltd	59,100	1,212
Axial Retailing Inc	24,600	193
Belc Co Ltd	8,100	405
Cawachi Ltd	34,400	654
Create SD Holdings Co Ltd	7,300	170
Earth Corp	31,000	1,093
Ebara Foods Industry Inc	1,600	28
Eco's Co Ltd/Japan	3,100	57
Ezaki Glico Co Ltd	52,400	1,749

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fujicco Co Ltd	11,100	$123
Fujiya Co Ltd	2,100	36
Heiwado Co Ltd	80,400	1,553
Hokkaido Coca-Cola Bottling	5,900	139
Hokuto Corp	36,600	467
House Foods Group Inc	111,300	2,144
Imuraya Group	1,900	33
Itoham Yonekyu Holdings Inc	5,620	216
Iwatsuka Confectionery	1,200	25
J-Oil Mills Inc	55,000	760
Kakiyasu Honten Co Ltd	10,200	186
Kameda Seika Co Ltd	1,800	51
Kato Sangyo Co Ltd	9,300	362
Kenko Mayonnaise	3,400	43
Kewpie Corp	51,200	1,440
Kirin Holdings Co Ltd	24,300	353
Lion Corp	158,400	1,693
Marudai Food Co Ltd	11,600	154
Megmilk Snow Brand Co Ltd	63,600	1,227
MEIJI Holdings Co Ltd	91,500	1,905
Meito Sangyo	8,800	128
Ministop Co Ltd	4,200	57
Mitsui DM Sugar Holdings Co Ltd	16,100	355
Miyoshi Oil & Fat Co Ltd	11,518	164
Morinaga & Co Ltd/Japan	32,600	592
Morozoff Ltd	2,566	27
Nakamuraya	4,200	89
Nippn Corp	125,500	1,939
Nisshin Oillio Group Ltd/The	14,049	494
Noevir Holdings	18,000	561
Okuwa Co Ltd	35,200	226
OUG Holdings Inc	2,682	73
Pigeon Corp	57,300	701
Prima Meat Packers Ltd	48,900	784
Qol Holdings Co Ltd	3,200	44
S&B Foods	6,200	144
Sakata Seed	18,100	440
San-A Co Ltd, Cl A	101,100	1,959
Showa Sangyo Co Ltd	40,800	830
ST Corp	19,700	211
Sundrug Co Ltd	20,900	659
Torigoe	5,400	36
Unicafe Inc	9,700	63
United Super Markets Holdings Inc	12,300	80
Uoriki Co Ltd	3,000	50
Valor Holdings Co Ltd	35,700	683
Yamaya Corp	2,100	34
Yaoko Co Ltd	28,000	1,745
		31,685
Energy — 0.3%
ENEOS Holdings Inc	807,300	4,785
Itochu Enex Co Ltd	6,700	88

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sala	5,500	$38
		4,911
Financials — 0.0%
Matsui Securities	26,500	140
Zenkoku Hosho Co Ltd	12,200	279
		419
Health Care — 0.1%
Create Medic Co Ltd	2,784	19
Eiken Chemical Co Ltd	5,100	84
France Bed Holdings Co Ltd	10,800	93
Fuso Pharmaceutical Industries Ltd	2,300	34
H.U. Group Holdings Inc	19,900	495
Japan Lifeline Co Ltd	14,600	143
Kaken Pharmaceutical Co Ltd	34,400	889
Kyorin Pharmaceutical Co Ltd	28,400	293
Kyowa Kirin Co Ltd	9,900	171
Paramount Bed Holdings	6,100	108
Vital KSK Holdings Inc	14,300	121
ZERIA Pharmaceutical Co Ltd	39,700	545
		2,995
Industrials — 1.5%
Aichi Electric Co Ltd	1,000	39
Alinco	8,300	61
Asanuma	11,800	68
Gakken Holdings Co Ltd	39,100	276
Hazama Ando Corp	12,700	148
Inaba Seisakusho	19,400	223
Kitano Construction Corp	1,300	40
Mabuchi Motor Co Ltd	14,100	241
Meitec Corp	3,500	78
Meiwa	5,200	29
Nakabayashi	6,900	27
Nakamoto Packs	2,000	26
NGK Insulators Ltd	312,300	4,934
Nikko Co Ltd/Hyogo	7,600	42
Nippon Air Conditioning Services Co Ltd	5,300	46
NIPPON EXPRESS HOLDINGS INC	237,200	5,194
Nippon Kanzai Holdings	12,100	227
Nishimatsu Construction Co Ltd	2,800	97
Nitto Kogyo Corp	5,000	119
Nittoc Construction Co Ltd	15,000	127
Oiles Corp	6,500	99
Raito Kogyo Co Ltd	25,400	570
Sakai Moving Service Co Ltd	3,600	71
Sekisui Chemical Co Ltd	278,400	5,288
Sojitz Corp	240,300	6,336
Studio Alice Co Ltd	5,900	85
Takamatsu Construction Group Co Ltd	5,500	122
Technoflex	2,600	26
TKC Corp	7,400	222
TOKAI Holdings Corp	115,800	825
Tokyu Construction Co Ltd	133,400	1,018
Yokogawa Bridge Holdings Corp	6,300	119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zaoh Co Ltd	2,000	$33
		26,856
Information Technology — 2.2%
Ai Holdings Corp	3,600	63
Amano Corp	27,100	775
Anritsu Corp	259,600	3,049
Arisawa Manufacturing	9,400	103
Brother Industries Ltd	300,200	5,063
Canon Inc	270,700	7,929
Canon Marketing Japan Inc	3,300	128
Citizen Watch Co Ltd	407,900	2,798
Daitron Co Ltd	1,200	33
Elecom Co Ltd	10,700	134
Focus Systems	3,900	43
FTGroup Co Ltd	8,400	71
Justsystems Corp	3,300	103
Miroku Jyoho Service Co Ltd	8,900	111
Nihon Denkei Co Ltd	2,500	35
Nippon Ceramic Co Ltd	23,000	506
Nippon Electric Glass Co Ltd	146,000	4,450
Nippon Signal	4,400	36
Otsuka Corp	4,500	93
Pro-Ship	3,500	75
Seiko Epson Corp	490,400	6,242
Shindengen Electric Manufacturing	7,100	153
SRA Holdings	8,100	256
TAKEBISHI CORP	4,700	62
Trend Micro Inc/Japan	71,500	3,793
		36,104
Materials — 0.1%
Achilles Corp	2,300	17
Aica Kogyo Co Ltd	19,400	499
Fumakilla	8,700	70
Hokkan Holdings Ltd	5,800	82
JSP Corp	26,800	354
Kuriyama Holdings	8,700	91
Nicca Chemical Co Ltd	2,900	27
Nippon Shokubai Co Ltd	37,300	469
Nitta Gelatin	4,400	30
Okaya	400	22
Sanyo Chemical Industries Ltd	38,200	1,110
SK Kaken	500	31
Sumitomo Seika Chemicals Co Ltd	1,000	31
Taisei Lamick	1,800	31
		2,864
Real Estate — 0.0%
Airport Facilities	6,100	43
Anabuki Kosan Inc	1,600	23
		66
Total Japan		151,971

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 2.5%
Communication Services — 0.6%
Koninklijke KPN NV	2,087,475	$9,967

Consumer Staples — 1.0%
Acomo NV	18,594	477
Heineken Holding NV	4,835	343
Koninklijke Ahold Delhaize NV	430,266	17,251
		18,071
Financials — 0.8%
ASR Nederland NV	59,811	4,152
NN Group NV	133,984	9,227
		13,379
Industrials — 0.1%
Wolters Kluwer NV	15,937	2,009

Information Technology — 0.0%
Nedap	3,342	353
Total Netherlands		43,779

New Zealand — 0.0%
Consumer Staples — 0.0%
Scales	10,225	31

Energy — 0.0%
Channel Infrastructure NZ	36,652	51
Total New Zealand		82

Norway — 1.5%
Communication Services — 0.6%
Telenor ASA	637,861	10,647

Consumer Staples — 0.6%
Orkla ASA	937,600	10,488

Energy — 0.0%
Moreld	38,926	70
Solstad Maritime	79,812	202
		272
Financials — 0.3%
DNB Bank ASA	99,194	2,615
Sparebank 1 Oestlandet	2,941	55
SpareBank 1 SMN	58,981	1,127
Sparebanken More	280	3
Sparebanken Vest	1,548	26
		3,826
Industrials — 0.0%
AMSC ASA	83,585	12
Veidekke ASA	6,922	110
		122
Total Norway		25,355

Portugal — 0.0%
Communication Services — 0.0%
NOS SGPS SA	36,350	166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Sonae SGPS SA	236,465	$354

Utilities — 0.0%
REN - Redes Energeticas Nacionais SGPS SA	30,687	107
Total Portugal		627

Singapore — 1.7%
Communication Services — 0.1%
Singapore Telecommunications Ltd	460,200	1,547

Consumer Staples — 0.1%
Sheng Siong Group Ltd	1,368,033	2,164

Financials — 1.1%
DBS Group Holdings Ltd	82,320	3,241
Oversea-Chinese Banking Corp Ltd	410,900	5,358
Singapore Exchange Ltd	325,900	4,208
United Overseas Bank Ltd	222,500	6,094
		18,901
Health Care — 0.0%
Haw Par	19,700	215

Industrials — 0.4%
ComfortDelGro Corp Ltd	2,639,700	2,982
Jardine Cycle & Carriage Ltd	149,200	3,287
Vicom	26,700	33
		6,302
Total Singapore		29,129

Spain — 2.1%
Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion *	2,080	61
Ebro Foods SA	34,992	720
		781
Energy — 0.3%
Repsol SA	305,879	5,018

Health Care — 0.0%
Faes Farma	49,670	245

Industrials — 0.5%
Logista Integral SA	278,749	9,141

Materials — 0.0%
Miquel y Costas & Miquel SA	2,889	49

Utilities — 1.3%
Endesa SA	672,542	20,494
Naturgy Energy Group SA	47,576	1,509
		22,003
Total Spain		37,237

Sweden — 2.3%
Communication Services — 0.5%
Telia Co AB	2,180,660	8,139

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.4%
Autoliv Inc	53,992	$6,699

Consumer Staples — 0.0%
Scandi Standard	13,036	134

Financials — 1.0%
Svenska Handelsbanken AB, Cl A	752,200	9,678
Swedbank AB, Cl A	334,500	9,412
		19,090
Information Technology — 0.4%
Telefonaktiebolaget LM Ericsson, Cl B	886,691	7,019
Total Sweden		41,081

Switzerland — 2.1%
Communication Services — 0.5%
Swisscom AG	10,833	7,843

Consumer Staples — 0.1%
Bell Food Group AG	929	293
Emmi AG	714	667
		960
Financials — 0.0%
Basellandschaftliche Kantonalbank	123	140
Berner Kantonalbank AG	96	31
Walliser Kantonalbank	468	74
		245
Health Care — 0.3%
Galderma Group	18,405	3,228
Galenica	16,551	1,776
		5,004
Industrials — 0.3%
ABB Ltd	4,190	282
Schindler Holding AG	15,371	5,721
		6,003
Information Technology — 0.7%
TE Connectivity PLC	59,372	12,260

Real Estate — 0.0%
Allreal Holding AG	1,728	392
Investis Holding SA	813	130
		522
Utilities — 0.2%
BKW AG	17,945	3,741
Total Switzerland		36,578

United Kingdom — 3.6%
Communication Services — 0.1%
Auto Trader Group PLC	114,280	1,240
Rightmove PLC	4,273	43
		1,283
Consumer Discretionary — 0.3%
Kingfisher PLC	1,216,400	4,235
Next PLC	6,414	1,036
		5,271

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 1.2%
British American Tobacco PLC	181,222	$10,287
Cranswick PLC	2,185	151
Imperial Brands PLC	225,269	9,510
MP Evans Group PLC	6,809	122
Tesco PLC	295,668	1,689
		21,759
Energy — 0.0%
Odfjell Technology Ltd	214	1

Financials — 1.3%
HSBC Holdings PLC	972,100	12,439
Standard Chartered PLC	550,238	10,306
		22,745
Industrials — 0.4%
Balfour Beatty	501,300	4,021
CK Hutchison Holdings Ltd	449,500	2,974
		6,995
Information Technology — 0.3%
Aferian PLC, Cl A *	28,544	1
Sage Group PLC/The	369,080	5,412
		5,413
Total United Kingdom		63,467

United States — 57.2%
Communication Services — 7.7%
Alphabet Inc, Cl A	24,102	5,132
AT&T Inc	985,836	28,875
Comcast Corp, Cl A	706,537	24,001
Electronic Arts Inc	64,640	11,115
Fox Corp	116,300	6,943
Meta Platforms Inc, Cl A	3,281	2,424
New York Times Co/The, Cl A	171,923	10,288
TEGNA Inc	302,600	6,415
T-Mobile US Inc	28,398	7,156
Verizon Communications Inc	633,766	28,031
Walt Disney Co/The	31,495	3,728
		134,108
Consumer Discretionary — 2.6%
Amazon.com Inc *	17,299	3,961
Booking Holdings Inc	1,017	5,694
eBay Inc	224,400	20,333
Ford Motor Co	156,500	1,842
General Motors Co	67,700	3,967
Grand Canyon Education Inc *	9,415	1,898
H&R Block Inc	86,700	4,365
Service Corp International/US	47,864	3,793
		45,853
Consumer Staples — 8.4%
Albertsons Cos Inc, Cl A	399,500	7,774
Altria Group Inc	300,861	20,221
Archer-Daniels-Midland Co	79,900	5,005
Bunge Global SA	60,583	5,102
Campbell Soup Co	173,900	5,553

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	68,408	$6,373
Clorox Co/The	38,447	4,544
Coca-Cola Co/The	470	32
Colgate-Palmolive Co	103,775	8,724
Conagra Brands Inc	140,700	2,692
Costco Wholesale Corp	9,686	9,137
Fresh Del Monte Produce Inc	114,025	4,137
Ingredion Inc	63,617	8,241
Kimberly-Clark Corp	72,673	9,385
Kraft Heinz Co/The	198,400	5,549
Kroger Co/The	134,100	9,097
Molson Coors Beverage Co, Cl B	188,500	9,517
PepsiCo Inc	72,157	10,726
Philip Morris International Inc	38,299	6,401
Procter & Gamble Co/The	60,480	9,498
		147,708
Energy — 1.0%
Chevron Corp	37,500	6,023
Exxon Mobil Corp	51,600	5,897
Shell PLC	191,200	7,037
		18,957
Financials — 5.3%
Bank of New York Mellon Corp/The	111,900	11,817
Berkshire Hathaway Inc, Cl B *	11,911	5,991
Everest Group Ltd	7,000	2,393
Federated Hermes Inc, Cl B	135,253	7,182
Hartford Financial Services Group Inc/The	36,700	4,856
Intercontinental Exchange Inc	56,267	9,937
Loews Corp	43,500	4,211
Mastercard Inc, Cl A	17,270	10,281
Moody's Corp	11,344	5,783
Old Republic International Corp	240,851	9,627
Provident Financial Holdings Inc	2,655	41
Unum Group	135,466	9,464
Visa Inc, Cl A	19,480	6,853
Western Union Co/The	535,000	4,638
		93,074
Health Care — 11.9%
Abbott Laboratories	71,605	9,499
Boston Scientific Corp *	4,626	488
Bristol-Myers Squibb Co	277,600	13,097
Cardinal Health Inc	65,347	9,722
Cencora Inc	24,531	7,153
Centene Corp *	169,925	4,935
Chemed Corp	17,175	7,865
Cigna Group/The	21,947	6,603
CVS Health Corp	50,700	3,709
Exelixis Inc *	180,035	6,737
Gilead Sciences Inc	107,900	12,189
HCA Healthcare Inc	7,900	3,191
Incyte Corp *	156,665	13,255
Johnson & Johnson	150,171	26,606
McKesson Corp	13,496	9,267

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck & Co Inc	118,200	$9,943
Novartis AG	195,779	24,814
Organon & Co	30,990	292
Pfizer Inc	528,000	13,073
Premier Inc, Cl A	164,067	4,249
Regeneron Pharmaceuticals Inc	1,904	1,106
Roche Holding AG	23,499	7,673
Stryker Corp	5,923	2,318
United Therapeutics Corp *	8,900	2,712
Veeva Systems Inc, Cl A *	22,792	6,136
		206,632
Industrials — 3.3%
Allison Transmission Holdings Inc	41,100	3,588
AMETEK Inc	6,261	1,157
Automatic Data Processing Inc	30,589	9,301
Cintas Corp	43,657	9,169
CSG Systems International Inc	46,100	2,958
Lockheed Martin Corp	7,200	3,281
Republic Services Inc, Cl A	1,164	272
Rollins Inc	14,407	815
Science Applications International Corp	44,987	5,295
UL Solutions Inc, Cl A	79,514	5,023
Veralto Corp	65,175	6,921
Waste Management Inc	42,466	9,614
		57,394
Information Technology — 14.2%
Adobe Inc *	24,391	8,700
Amdocs Ltd	182,768	15,639
Analog Devices Inc	3,394	853
Apple Inc	46,936	10,896
Arrow Electronics Inc *	74,700	9,437
Autodesk Inc *	30,047	9,456
Avnet Inc	170,691	9,315
Box Inc, Cl A *	246,261	8,036
Cisco Systems Inc	538,361	37,195
Cognizant Technology Solutions Corp, Cl A	163,500	11,813
CommVault Systems Inc *	29,818	5,565
Dolby Laboratories Inc, Cl A	113,366	8,126
Dropbox Inc, Cl A *	356,417	10,357
F5 Inc *	34,760	10,885
Fortinet Inc *	22,434	1,767
Gartner Inc *	1,429	359
Gen Digital Inc	229,100	6,919
Hewlett Packard Enterprise Co	207,900	4,692
HP Inc	262,400	7,489
InterDigital Inc	650	177
Intuit Inc	10,288	6,862
Microsoft Corp	22,612	11,457
Motorola Solutions Inc	23,075	10,902
NetScout Systems Inc *	180,214	4,486
NVIDIA Corp	67,288	11,720
Progress Software Corp	54,700	2,532
QUALCOMM Inc	4,141	666

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roper Technologies Inc	16,914	$8,902
Salesforce Inc	11,105	2,846
TD SYNNEX Corp	37,900	5,612
Zoom Video Communications Inc, Cl A *	56,484	4,599
		248,260
Materials — 1.7%
AptarGroup Inc	46,109	6,422
Ecolab Inc	30,188	8,363
Glatfelter Corp *	12,267	152
NewMarket Corp	14,900	12,322
Royal Gold Inc	10,661	1,915
		29,174
Utilities — 1.1%
Evergy Inc	57,200	4,076
Eversource Energy	119,514	7,657
National Fuel Gas Co	69,100	5,994
Portland General Electric Co	100,147	4,284
		22,011
Total United States		1,003,171

Total Common Stock
(Cost $1,486,145) ($ Thousands)		1,698,296

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA(A)	91,581	$7,734

Total Preferred Stock
(Cost $7,145) ($ Thousands)		7,734

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	30,480,914	30,481
Total Cash Equivalent
(Cost $30,481) ($ Thousands)		30,481
Total Investments in Securities — 99.1%
(Cost $1,523,771) ($ Thousands)		$1,736,511

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	30	Sep-2025	$1,852	$1,884	$18
FTSE 100 Index	11	Sep-2025	1,362	1,369	1
Hang Seng Index	4	Sep-2025	658	642	(16)
S&P 500 Index E-MINI	33	Sep-2025	10,525	10,680	155
SPI 200 Index	10	Sep-2025	1,418	1,463	30
TOPIX Index	7	Sep-2025	1,453	1,465	3
			$17,268	$17,503	$191

A list of the open forward foreign currency contracts held by the Fund at August 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	09/08/25	NOK	110,764	USD	10,790	$(235)
BNP Paribas	09/08/25	HKD	151,172	USD	19,318	(80)
BNP Paribas	09/08/25	SEK	159,176	USD	16,511	(314)
Brown Brothers Harriman	09/08/25	USD	148	DKK	943	—
Brown Brothers Harriman	09/08/25	USD	57	DKK	365	—
Brown Brothers Harriman	09/08/25	USD	305	AUD	469	2
Brown Brothers Harriman	09/08/25	USD	55	AUD	84	—
Brown Brothers Harriman	09/08/25	USD	174	SGD	224	—
Brown Brothers Harriman	09/08/25	USD	449	SGD	575	—
Brown Brothers Harriman	09/08/25	USD	668	NOK	6,759	5
Brown Brothers Harriman	09/08/25	USD	94	NOK	944	—
Brown Brothers Harriman	09/08/25	AUD	783	USD	507	(6)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/08/25	USD	477	HKD	3,721	$1
Brown Brothers Harriman	09/08/25	USD	359	HKD	2,799	—
Brown Brothers Harriman	09/08/25	USD	995	SEK	9,479	7
Brown Brothers Harriman	09/08/25	USD	100	SEK	950	—
Brown Brothers Harriman	09/08/25	CHF	1,575	USD	1,958	(15)
Brown Brothers Harriman	09/08/25	GBP	252	USD	342	1
Brown Brothers Harriman	09/08/25	GBP	1,377	USD	1,841	(20)
Brown Brothers Harriman	09/08/25	SGD	354	USD	276	—
Brown Brothers Harriman	09/08/25	SGD	1,689	USD	1,314	(3)
Brown Brothers Harriman	09/08/25	USD	2,714	CHF	2,186	25
Brown Brothers Harriman	09/08/25	CAD	3,491	USD	2,533	(12)
Brown Brothers Harriman	09/08/25	USD	2,291	JPY	336,675	4
Brown Brothers Harriman	09/08/25	USD	1,820	JPY	266,860	(1)
Brown Brothers Harriman	09/08/25	USD	4,658	GBP	3,471	33
Brown Brothers Harriman	09/08/25	USD	957	GBP	708	(1)
Brown Brothers Harriman	09/08/25	USD	4,483	EUR	3,841	15
Brown Brothers Harriman	09/08/25	USD	1,688	EUR	1,439	(3)
Brown Brothers Harriman	09/08/25	DKK	6,265	USD	976	(7)
Brown Brothers Harriman	09/08/25	USD	7,579	CAD	10,437	27
Brown Brothers Harriman	09/08/25	EUR	8,050	USD	9,361	(67)
Brown Brothers Harriman	09/08/25	SEK	13,680	USD	1,423	(23)
Brown Brothers Harriman	09/08/25	NOK	26,237	USD	2,560	(51)
Brown Brothers Harriman	09/08/25	HKD	26,563	USD	3,394	(15)
Brown Brothers Harriman	09/08/25	JPY	13,040	USD	89	—
Brown Brothers Harriman	09/08/25	JPY	2,169,416	USD	14,707	(82)
Standard Chartered	09/08/25	GBP	28,125	USD	37,381	(618)
Westpac Banking	09/08/25	AUD	9,400	USD	6,094	(59)
Westpac Banking	09/08/25	SGD	18,078	USD	14,075	(26)
Westpac Banking	09/08/25	DKK	19,077	USD	2,966	(27)
Westpac Banking	09/08/25	CHF	23,369	USD	29,053	(224)
Westpac Banking	09/08/25	CAD	56,101	USD	40,778	(101)
Westpac Banking	09/08/25	EUR	91,365	USD	105,867	(1,127)
Westpac Banking	09/08/25	JPY	9,609,513	USD	65,316	(192)
						$(3,189)

Percentages are based on Net Assets of $1,752,382 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$17,023	$169,285	$(155,827)	$—	$—	$30,481	$420	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%
Australia — 2.8%
Communication Services — 0.0%
REA Group Ltd	17,731	$2,904

Consumer Discretionary — 0.4%
Aristocrat Leisure Ltd	663,784	31,477
Harvey Norman Holdings Ltd	556,618	2,505
		33,982

Energy — 0.1%
Woodside Energy Group Ltd	403,155	6,950

Financials — 0.2%
Commonwealth Bank of Australia	81,720	9,084
Netwealth Group Ltd	134,163	3,011
		12,095

Health Care — 0.4%
Ansell Ltd	108,979	2,416
EBOS Group Ltd	68,782	1,323
Pro Medicus Ltd	115,481	22,432
Sigma Healthcare Ltd	1,186,793	2,418
Sonic Healthcare Ltd	208,164	3,270
		31,859

Industrials — 0.7%
Austal Ltd *	417,895	2,123
Brambles Ltd	819,477	13,889
Cleanaway Waste Management Ltd	1,095,151	1,989
Computershare Ltd	1,448,015	36,038
Qantas Airways Ltd	1,160,894	8,896
Qube Holdings Ltd	984,589	2,699
Ventia Services Group Pty Ltd	476,165	1,692
		67,326

Information Technology — 0.1%
Codan Ltd	110,384	2,224
Technology One Ltd	315,449	8,216
		10,440

Materials — 0.9%
Aurelia Metals Ltd *	381,151	54
BlueScope Steel Ltd	949,157	14,221
Brickworks Ltd	69,812	1,629
Evolution Mining Ltd	522,986	3,001
Gold Road Resources Ltd	1,073,063	2,365
Northern Star Resources Ltd	540,004	6,740
OceanaGold Corp	262,950	4,807
Orica Ltd	226,404	3,249
Ramelius Resources Ltd	847,260	1,781
Rio Tinto Ltd	461,545	34,867
Vault Minerals Ltd *	6,451,459	2,290
		75,004
Total Australia		240,560

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.2%
Financials — 0.2%
Erste Group Bank AG	154,068	$14,672
Raiffeisen Bank International AG	89,463	2,974
		17,646
Total Austria		17,646

Belgium — 0.7%
Consumer Staples — 0.3%
Anheuser-Busch InBev SA/NV	326,879	20,518

Financials — 0.0%
KBC Group NV	24,616	2,903

Health Care — 0.0%
UCB SA	3,661	859

Information Technology — 0.0%
Barco NV	7,945	130

Materials — 0.4%
Syensqo SA	401,581	35,515
Umicore SA	116,009	1,812
		37,327
Total Belgium		61,737

Brazil — 2.2%
Communication Services — 0.2%
Bemobi Mobile Tech SA	30,600	113
Telefonica Brasil SA	3,253,902	20,256
TIM SA/Brazil	267,000	1,121
		21,490

Consumer Discretionary — 0.0%
Cogna Educacao SA	1,873,876	1,005
Magazine Luiza SA	453,927	691
Ser Educacional SA	19,600	32
		1,728

Consumer Staples — 0.6%
Ambev SA	23,033,604	52,406
BRF SA	87,900	333
		52,739

Energy — 0.0%
Ultrapar Participacoes SA	271,700	986

Financials — 0.7%
Banco Bradesco SA ADR	472,032	1,468
Banco do Brasil SA	11,851,618	46,702
Pagseguro Digital Ltd, Cl A	203,496	1,823
Pluxee NV	246,936	5,032
		55,025

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.4%
TOTVS SA	3,889,500	$30,933
VTEX, Cl A *	27,816	113
		31,046

Materials — 0.3%
Vale SA	727,800	7,464
Wheaton Precious Metals Corp	38,135	3,831
Yara International ASA	156,632	5,705
		17,000

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	91,900	2,068
Total Brazil		182,082

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	55,985	2,453

Canada — 5.2%
Communication Services — 0.0%
Cogeco Inc	1,976	87
Quebecor Inc, Cl B	6,300	191
		278

Consumer Discretionary — 1.2%
Aritzia Inc *	93,578	5,604
AutoCanada Inc *	2,500	61
Dollarama Inc	410,153	55,942
Groupe Dynamite Inc *	7,700	198
Leon's Furniture Ltd	3,400	74
Magna International Inc, Cl A	651,080	29,892
Martinrea International Inc	32,475	245
		92,016

Consumer Staples — 0.3%
Empire Co Ltd, Cl A	556,707	21,616
North West Co Inc/The	25,735	946
Saputo Inc	77,000	1,928
		24,490

Energy — 0.5%
ARC Resources Ltd	90,376	1,740
Calfrac Well Services Ltd *	14,470	36
Cameco Corp	56,221	4,350
CES Energy Solutions Corp	104,504	631
Enerflex Ltd	64,000	645
Paramount Resources Ltd, Cl A	19,100	284
Pason Systems Inc	8,947	77
Suncor Energy Inc	711,800	29,432
Tamarack Valley Energy Ltd	496,127	1,948
		39,143

Financials — 1.1%
Bank of Nova Scotia/The	199,700	12,475

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canaccord Genuity Group Inc	64,065	$475
Canadian Imperial Bank of Commerce	337,622	26,089
E-L Financial Corp Ltd	5,400	61
iA Financial Corp Inc	239,037	25,724
Manulife Financial Corp	206,959	6,369
National Bank of Canada	92,579	9,734
Sprott Inc	22,825	1,504
TMX Group Ltd	302,961	12,103
Toronto-Dominion Bank/The	43,300	3,252
		97,786

Industrials — 0.7%
Aecon Group Inc	25,200	375
Canadian Pacific Kansas City Ltd	78,119	5,952
Element Fleet Management Corp	61,855	1,649
Finning International Inc	152,860	6,340
MDA Space Ltd *	43,402	1,404
Mullen Group Ltd	2,600	26
Stantec Inc	47,198	5,132
Toromont Industries Ltd	284,802	29,786
Wajax Corp	11,600	201
		50,865

Information Technology — 0.1%
Celestica Inc *	39,115	7,621
Coveo Solutions Inc *	19,580	126
Enghouse Systems Ltd	102,045	1,700
Evertz Technologies Ltd	2,800	25
Kinaxis Inc *	4,600	635
Shopify Inc, Cl A *	14,020	1,981
		12,088

Materials — 1.1%
Agnico Eagle Mines Ltd	77,640	11,197
Alamos Gold Inc, Cl A	140,877	4,293
Barrick Gold Corp	1,618,469	43,180
CCL Industries Inc, Cl B	67,244	4,029
Centerra Gold Inc	331,199	2,704
Dundee Precious Metals Inc	411,200	7,625
Dynacor Group Inc	18,500	63
Fortuna Mining Corp *	220,362	1,700
Franco-Nevada Corp	20,803	3,922
GoldMining Inc *	41,300	38
Hudbay Minerals Inc	13,100	157
Jaguar Mining Inc *	45,500	162
K92 Mining Inc *	204,869	2,311
Kinross Gold Corp	399,332	8,350
Lundin Gold Inc	69,338	4,265
Mako Mining Corp *	8,200	37
SSR Mining Inc *	35,538	686
Torex Gold Resources Inc *	67,152	2,241
Victoria Gold Corp/Vancouver *(A)	1,652	–
Winpak Ltd	9,784	298
		97,258

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
FirstService Corp	27,386	$5,515
StorageVault Canada Inc	54,500	190
		5,705

Utilities — 0.1%
Atco Ltd/Canada, Cl I	82,496	3,022
Emera Inc	211,674	10,085
TransAlta Corp	235,431	2,893
		16,000
Total Canada		435,629

Chile — 0.1%
Consumer Discretionary — 0.1%
Falabella SA	539,778	3,084

Consumer Staples — 0.0%
Cia Cervecerias Unidas SA ADR	12,106	150

Industrials — 0.0%
Latam Airlines Group SA *	71,951,312	1,819
Total Chile		5,053

China — 6.5%
Communication Services — 2.3%
Autohome Inc ADR	15,425	445
Baidu Inc, Cl A *	2,613,200	30,927
Bilibili Inc, Cl Z *	440,170	10,261
FIH Mobile Ltd *	32,300	64
Hello Group Inc ADR	20,685	172
iDreamSky Technology Holdings Ltd *	586,800	87
JOYY Inc ADR	113,942	6,160
Kuaishou Technology, Cl B *	2,555,200	25,043
NetDragon Websoft Holdings Ltd	179,260	240
NetEase Inc	1,226,500	33,630
Newborn Town Inc *	448,000	711
Tencent Holdings Ltd	1,056,000	81,778
Tencent Music Entertainment Group ADR	65,436	1,604
Tongdao Liepin Group	22,862	12
XD Inc	271,600	2,835
Zhihu Inc ADR *	70,811	340
		194,309

Consumer Discretionary — 2.0%
Alibaba Group Holding Ltd ADR	34,425	4,647
Alibaba Group Holding Ltd	2,879,300	47,672
ATRenew Inc ADR *	16,321	77
BAIC Motor Corp Ltd, Cl H *	979,500	258
BYD Co Ltd, Cl H	241,500	3,407
Chervon Holdings Ltd	116,900	338
China New Higher Education Group Ltd	1,739,416	244
China Yongda Automobiles Services Holdings Ltd	87,500	24
Chow Tai Fook Jewellery Group Ltd	635,200	1,194
Edvantage Group Holdings Ltd	263,211	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Geely Automobile Holdings Ltd	1,487,000	$3,751
H World Group Ltd ADR	39,014	1,438
Haier Smart Home Co Ltd, Cl A	11,267,200	38,259
JD.com Inc, Cl A	556,800	8,627
Li Ning Co Ltd	1,391,500	3,407
Loncin Motor Co Ltd, Cl A	1,101,900	1,951
Midea Group Co Ltd, Cl A	337,800	3,491
Ningbo Shuanglin Auto Parts Co Ltd, Cl A	234,400	1,548
Pop Mart International Group Ltd	212,400	8,829
Prosus NV	92,506	5,725
TCL Electronics Holdings Ltd	197,000	273
Vipshop Holdings Ltd ADR	827,791	13,857
XPeng Inc, Cl A *	177,000	1,869
Zhejiang Cfmoto Power Co Ltd, Cl A	41,900	1,566
		152,506

Consumer Staples — 0.1%
Eastroc Beverage Group Co Ltd, Cl A	150,310	6,509
Gambol Pet Group Co Ltd, Cl A	176,600	2,418
Yantai China Pet Foods Co Ltd, Cl A	174,643	1,455
		10,382

Energy — 0.0%
China Leon Inspection Holding Ltd *	118,204	43
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	–
		43

Financials — 0.9%
Agricultural Bank of China Ltd, Cl H	17,052,000	11,531
Bairong Inc, Cl B *	96,500	153
BOC Hong Kong Holdings Ltd	576,000	2,615
China Construction Bank Corp, Cl H	23,270,000	22,520
China Merchants Bank Co Ltd, Cl H	2,974,000	18,485
China Taiping Insurance Holdings Co Ltd	734,800	1,535
Industrial & Commercial Bank of China Ltd, Cl H	5,025,000	3,738
Industrial Securities Co Ltd, Cl A	1,791,947	1,712
Postal Savings Bank of China Co Ltd, Cl H	7,420,000	5,167
Shanghai Pudong Development Bank Co Ltd, Cl A	3,018,628	5,770
		73,226

Health Care — 0.1%
BeiGene Ltd *	86,700	2,062
Innovent Biologics Inc *	147,500	1,843
JIANGSU HENGRUI PHARMACEUTICALS *	163,200	1,605
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	237,494	3,794
Sichuan Biokin Pharmaceutical Co Ltd, Cl A *	43,537	2,043
		11,347

Industrials — 0.4%
China Yuchai International Ltd	3,090	103
Continental Aerospace Technologies Holding Ltd	1,636,000	33

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kanzhun Ltd ADR *	169,020	$3,992
Lonking Holdings Ltd	114,756	40
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	307,200	2,581
SITC International Holdings Co Ltd	1,805,670	6,376
Weichai Power Co Ltd, Cl H	7,825,000	16,449
Yangzijiang Shipbuilding Holdings Ltd	1,098,000	2,488
		32,062

Information Technology — 0.3%
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	82,480	2,031
Anker Innovations Technology Co Ltd, Cl A	152,770	3,003
BOE Varitronix Ltd	434,000	340
Foxconn Industrial Internet Co Ltd, Cl A	246,000	1,854
Lenovo Group Ltd	7,922,000	11,372
Linklogis Inc, Cl B	180,000	60
Victory Giant Technology Huizhou Co Ltd, Cl A	126,600	4,710
Xiaomi Corp, Cl B *	1,232,000	8,408
		31,778

Materials — 0.0%
China Nonferrous Mining Corp Ltd	332,000	445
China Resources Building Materials Technology Holdings Ltd	798,000	190
Hunan Gold Corp Ltd, Cl A	602,680	1,763
Lee & Man Chemical Co Ltd	26,966	18
Zhejiang NHU Co Ltd, Cl A	570,300	1,991
		4,407

Real Estate — 0.4%
China Overseas Land & Investment Ltd	18,012,500	32,451

Utilities — 0.0%
Beijing Enterprises Holdings Ltd	391,000	1,628
Shandong Hi-Speed Holdings Group Ltd *	761,000	1,725
		3,353
Total China		545,864

Colombia — 0.0%
Energy — 0.0%
Ecopetrol SA ADR	215,298	2,024

Czechia — 0.0%
Financials — 0.0%
Komercni Banka AS	2,280	112

Denmark — 1.7%
Consumer Discretionary — 0.1%
Pandora A/S	32,922	4,554

Financials — 0.3%
Danske Bank A/S	684,815	28,201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.4%
ALK-Abello A/S *	69,134	$2,184
Coloplast A/S, Cl B	280,802	27,027
Genmab A/S *	6,966	1,739
Novo Nordisk A/S, Cl B	179,029	10,122
		41,072

Industrials — 0.9%
AP Moller - Maersk A/S, Cl B	31,452	64,843
DSV A/S	31,900	7,076
ROCKWOOL A/S, Cl B	43,176	1,633
		73,552
Total Denmark		147,379

Finland — 0.8%
Health Care — 0.1%
Orion Oyj, Cl B	89,214	7,131
Pihlajalinna Oyj	3,777	72
		7,203

Industrials — 0.2%
Cargotec Oyj, Cl B	7,061	466
Kone Oyj, Cl B	122,005	7,678
Wartsila OYJ Abp, Cl B	285,941	8,386
		16,530

Information Technology — 0.5%
Nokia Oyj	9,379,124	40,397
Nokia Oyj ADR	1,399,669	6,018
		46,415
Total Finland		70,148

France — 7.0%
Communication Services — 0.1%
Criteo SA ADR *	62,164	1,544
Publicis Groupe SA	50,955	4,707
		6,251

Consumer Discretionary — 1.1%
Accor SA	238,510	11,838
Cie Generale des Etablissements Michelin SCA	819,016	29,675
Forvia SE *	27,538	368
Kering SA	17,143	4,596
LVMH Moet Hennessy Louis Vuitton SE	66,205	39,110
Sodexo SA	160,044	9,615
Valeo SE	78,465	953
		96,155

Consumer Staples — 1.0%
Carrefour SA	2,489,747	36,064
Danone SA	355,553	29,692
Pernod Ricard SA	148,312	16,904
Societe LDC SADIR	192	20
		82,680

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 1.1%
Amundi SA	365,928	$27,063
BNP Paribas SA	509,197	45,782
Societe Generale SA	408,344	25,211
		98,056

Health Care — 1.4%
EssilorLuxottica SA	169,538	51,741
Ipsen SA	51,269	6,974
Sanofi SA	585,319	58,100
		116,815

Industrials — 1.8%
Dassault Aviation SA	23,734	7,496
Manitou BF SA	2,663	59
Rexel SA	1,422,177	46,068
Societe BIC SA	414,124	25,892
Teleperformance SE	937,805	72,397
		151,912

Materials — 0.5%
Air Liquide SA	45,083	9,293
Arkema SA	424,816	30,157
		39,450
Total France		591,319

Germany — 6.2%
Communication Services — 0.5%
CTS Eventim AG & Co KGaA	16,465	1,544
Scout24 SE	312,472	40,506
		42,050

Consumer Discretionary — 1.0%
adidas AG	24,225	4,716
Auto1 Group SE *	74,521	2,523
Continental AG	858,566	75,322
Fielmann Group AG	1,949	119
Zalando SE *	50,191	1,399
		84,079

Financials — 0.7%
Allianz SE	17,758	7,512
Commerzbank AG	80,255	3,065
Deutsche Bank AG	403,050	14,169
Deutsche Boerse AG	114,741	33,789
DWS Group GmbH & Co KGaA	42,266	2,626
flatexDEGIRO AG	108,923	3,606
Talanx AG	25,647	3,538
		68,305

Health Care — 1.2%
Bayer AG	1,991,025	65,539
Fresenius Medical Care AG	605,740	31,241
		96,780

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 1.2%
Daimler Truck Holding AG	950,999	$44,757
Deutsche Lufthansa AG	111,488	1,040
Duerr AG	7,262	180
GEA Group AG	91,396	6,656
HOCHTIEF AG	49,284	12,481
Indus Holding AG	1,268	33
Knorr-Bremse AG	83,319	8,708
Krones AG	2,291	353
Rheinmetall AG	3,714	7,208
Siemens AG	39,750	11,025
Siemens Energy AG *	73,275	7,799
		100,240

Information Technology — 0.8%
Infineon Technologies AG	171,974	7,043
Nemetschek SE	28,839	3,986
SAP SE	190,700	51,934
		62,963

Materials — 0.7%
BASF SE	834,355	44,344
Evonik Industries AG	401,196	7,745
FUCHS SE	658	25
Heidelberg Materials AG	23,392	5,536
K+S AG	190,184	2,571
		60,221

Real Estate — 0.0%
Deutsche Wohnen SE	55,513	1,454
Vonovia SE	44,878	1,454
		2,908

Utilities — 0.1%
E.ON SE	264,159	4,713
Total Germany		522,259

Greece — 0.2%
Consumer Discretionary — 0.0%
JUMBO SA	44,694	1,595
OPAP SA	64,353	1,445
		3,040

Energy — 0.0%
StealthGas Inc *	1,595	12

Financials — 0.2%
ALPHA BANK SA	866,551	3,439
Eurobank Ergasias Services and Holdings SA	784,246	2,884
National Bank of Greece SA	169,438	2,348
		8,671

Materials — 0.0%
Titan Cement International SA	35,497	1,542
Total Greece		13,265

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hong Kong — 2.0%
Consumer Discretionary — 0.3%
JS Global Lifestyle Co Ltd *	1,154,000	$324
Luk Fook Holdings International Ltd	43,000	134
Pou Sheng International Holdings Ltd	348,000	23
Samsonite International SA	11,119,758	24,238
		24,719

Consumer Staples — 0.0%
Chaoda Modern Agriculture Holdings Ltd *	2,640	–
WH Group Ltd	496,500	533
		533

Energy — 0.0%
United Energy Group Ltd	8,255,808	581

Financials — 1.3%
AIA Group Ltd	8,238,441	78,298
Bank of East Asia Ltd/The	20,516	34
Dah Sing Banking Group Ltd	42,821	58
Futu Holdings Ltd ADR	14,888	2,763
Hong Kong Exchanges & Clearing Ltd	524,900	30,752
		111,905

Industrials — 0.4%
J&T Global Express Ltd *	222,400	299
Swire Pacific Ltd, Cl A	3,738,528	32,044
		32,343

Information Technology — 0.0%
Truly International Holdings Ltd	168,000	26
Wasion Holdings Ltd	72,000	107
		133
Total Hong Kong		170,214

Hungary — 0.3%
Communication Services — 0.0%
Magyar Telekom Telecommunications PLC	12,744	72

Energy — 0.0%
MOL Hungarian Oil & Gas PLC	86,492	744

Financials — 0.3%
OTP Bank Nyrt	237,764	20,725
Total Hungary		21,541

India — 1.9%
Communication Services — 0.1%
Bharti Airtel Ltd	382,645	8,202
DB Corp Ltd	11,535	35
Indus Towers Ltd *	405,459	1,558
		9,795

Consumer Discretionary — 0.1%
Amber Enterprises India Ltd *	21,710	1,788
Dixon Technologies India Ltd	13,669	2,589

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mahindra & Mahindra Ltd	55,988	$2,031
SP Apparels Ltd	5,752	47
Sutlej Textiles and Industries Ltd *	27,742	12
VISHAL MEGA MART LTD *	951,738	1,612
		8,079

Consumer Staples — 0.0%
Godfrey Phillips India Ltd	14,871	1,854
Marico Ltd	224,830	1,850
United Spirits Ltd	65,746	978
		4,682

Energy — 0.4%
Bharat Petroleum Corp Ltd	1,766,903	6,177
Coal India Ltd	4,056,802	17,240
Great Eastern Shipping Co Ltd/The	12,945	136
Indian Oil Corp Ltd	3,734,821	5,787
Petronet LNG Ltd	50,461	154
		29,494

Financials — 0.6%
Bank of India	429,549	538
BSE Ltd	94,677	2,252
Canara Bank	909,468	1,071
HDFC Bank Ltd ADR	560,878	39,912
ICICI Bank Ltd	387,127	6,134
Karur Vysya Bank Ltd/The	949,056	2,304
LIC Housing Finance Ltd	28,867	182
Power Finance Corp Ltd	52,428	226
REC Ltd	332,138	1,319
		53,938

Health Care — 0.0%
Wockhardt Ltd *	117,676	1,907

Industrials — 0.1%
Adani Ports & Special Economic Zone Ltd	89,862	1,339
Cummins India Ltd	37,430	1,623
GE T&D India Ltd	82,259	2,589
Hitachi Energy India Ltd	8,474	1,839
InterGlobe Aviation Ltd	22,285	1,429
J Kumar Infraprojects Ltd	1,469	10
Mazagon Dock Shipbuilders Ltd	43,748	1,290
TeamLease Services Ltd *	2,874	58
		10,177

Information Technology — 0.3%
Birlasoft Ltd	14,242	59
Infosys Ltd ADR	553,224	9,305
Infosys Ltd	481,168	8,071
Intellect Design Arena Ltd	8,553	95
Kaynes Technology India Ltd *	21,662	1,501
KPIT Technologies Ltd	20,824	281
Mphasis Ltd	9,272	293
Tata Consultancy Services Ltd	231,265	8,088

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tata Elxsi Ltd	12,876	$764
Wipro Ltd	855,727	2,420
Zensar Technologies Ltd	7,672	67
		30,944

Materials — 0.2%
Coromandel International Ltd	259,424	6,791
Hindustan Zinc Ltd	20,780	99
Indian Metals & Ferro Alloys Ltd	11,582	113
Jindal Saw Ltd	256,750	575
Solar Industries India Ltd	15,740	2,460
		10,038

Utilities — 0.1%
Gujarat Industries Power Co Ltd	15,179	31
Reliance Power Ltd *	5,059,571	2,524
		2,555
Total India		161,609

Indonesia — 0.5%
Communication Services — 0.2%
Telkom Indonesia Persero Tbk PT	107,244,420	20,514

Consumer Staples — 0.0%
Gudang Garam Tbk PT	62,100	32
Triputra Agro Persada PT	2,698,127	232
		264

Energy — 0.1%
Adaro Energy Indonesia Tbk PT	6,016,761	641
Delta Dunia Makmur Tbk PT	1,147,904	24
Elnusa Tbk PT	3,901,400	116
Prima Andalan Mandiri Tbk PT	154,579	35
United Tractors Tbk PT	2,678,375	3,962
		4,778

Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	65,527,200	16,086

Materials — 0.0%
Aneka Tambang Tbk	8,932,300	1,656
Bumi Resources Minerals Tbk PT *	69,636,300	1,995
		3,651
Total Indonesia		45,293

Ireland — 1.8%
Financials — 1.3%
AIB Group PLC	3,913,432	31,812
Aon PLC, Cl A	110,157	40,428
Bank of Ireland Group PLC	2,462,860	36,446
		108,686

Industrials — 0.0%
AerCap Holdings NV	46,377	5,728
Ryanair Holdings PLC ADR	23,243	1,475
		7,203

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.5%
Accenture PLC, Cl A	154,166	$40,079
Total Ireland		155,968

Israel — 0.9%
Consumer Staples — 0.0%
Oddity Tech Ltd, Cl A *	41,423	2,494
Shufersal Ltd	237,063	2,937
		5,431

Financials — 0.0%
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A	17,450	173
		173

Information Technology — 0.9%
Check Point Software Technologies Ltd *	227,928	44,022
CyberArk Software Ltd *	8,830	4,002
Monday.com Ltd *	5,192	1,002
Nice Ltd ADR *	13,902	1,965
Nova Ltd *	24,660	6,494
Radware Ltd *	1,385	35
Wix.com Ltd *	104,623	14,760
		72,280
Total Israel		77,884

Italy — 1.4%
Consumer Discretionary — 0.2%
Ferrari NV	16,909	8,051
Lottomatica Group Spa	143,048	3,892
		11,943

Financials — 0.6%
Banca Mediolanum SpA	681,778	13,798
BPER Banca SPA	198,439	2,062
Intesa Sanpaolo SpA	3,204,390	20,184
Poste Italiane SpA	200,946	4,709
UniCredit SpA	98,786	7,644
		48,397

Health Care — 0.0%
Recordati Industria Chimica e Farmaceutica SpA	58,026	3,589

Industrials — 0.2%
Leonardo SpA	233,456	13,269
Maire SpA	264,589	3,824
		17,093

Information Technology — 0.0%
Reply SpA	8,192	1,181

Utilities — 0.4%
A2A SpA	1,408,894	3,542
Enel SpA	3,586,493	33,113

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hera SpA	366,900	$1,578
		38,233
Total Italy		120,436

Japan — 11.3%
Communication Services — 0.8%
Atrae Inc	19,300	102
Capcom Co Ltd	107,020	2,890
COLOPL Inc	137,300	486
Dentsu Group Inc	1,454,793	28,752
GungHo Online Entertainment Inc	123,100	2,314
Kamakura Shinsho Ltd	6,700	27
KDDI Corp	1,153,000	19,945
Konami Group Corp	15,000	2,265
LIFULL Co Ltd	47,500	71
LY Corp	578,100	1,832
MarkLines Co Ltd	3,400	48
MIXI Inc	252,800	5,607
Nexon Co Ltd	93,500	2,118
PR Times Corp	7,200	143
Toei Animation Co Ltd	826,600	17,591
ZIGExN Co Ltd	54,700	196
		84,387

Consumer Discretionary — 1.5%
Airtrip Corp	3,500	24
Aisin Corp	29,200	481
Asics Corp	81,100	2,182
Bandai Namco Holdings Inc	45,700	1,573
Bell-Park Co Ltd	2,600	45
Bic Camera Inc	159,300	1,710
Bridgestone Corp	198,800	8,989
Denso Corp	112,700	1,616
Doshisha Co Ltd	1,200	21
Fast Retailing Co Ltd	16,400	5,131
Food & Life Cos Ltd	33,000	1,905
Ichikoh Industries Ltd	29,600	89
Koito Manufacturing Co Ltd	2,208,696	31,442
Mazda Motor Corp	916,600	6,121
McDonald's Holdings Co Japan Ltd	177,000	7,879
Mitsuba Corp	4,200	27
Nifco Inc/Japan	132,800	3,816
Nihon Trim Co Ltd	2,800	88
Nissan Motor Co Ltd *	353,500	794
Nissan Tokyo Sales Holdings Co Ltd	83,100	287
Open House Group Co Ltd	81,200	4,153
Ryohin Keikaku Co Ltd	92,600	1,993
Seiko Group Corp	52,200	2,269
Skylark Holdings Co Ltd	82,200	1,649
Sumitomo Electric Industries Ltd	219,600	6,156
Suzuki Motor Corp	123,200	1,632
Taiho Kogyo Co Ltd, Cl A	5,300	25
Temairazu Inc	4,000	81
Unipres Corp	23,300	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
USS Co Ltd	147,100	$1,784
Xebio Holdings Co Ltd	11,100	84
Yamaha Corp	4,426,746	29,153
Yossix Holdings Co Ltd	6,000	107
Yutaka Giken Co Ltd	200	4
		123,495

Consumer Staples — 0.8%
Asahi Group Holdings Ltd	198,300	2,494
Kao Corp	193,700	8,809
Kewpie Corp	178,200	5,013
Kobe Bussan Co Ltd	80,300	2,261
Nippn Corp	104,300	1,611
OIE Sangyo Co Ltd	2,000	30
Pigeon Corp	313,600	3,835
Seven & i Holdings Co Ltd	205,500	2,662
Sugi Holdings Co Ltd	180,900	4,577
Suntory Beverage & Food Ltd	1,035,300	32,078
		63,370

Energy — 0.1%
Inpex Corp	240,400	4,089

Financials — 1.6%
Awa Bank Ltd/The	12,300	288
Bank of Iwate Ltd/The	5,400	136
Bank of Saga Ltd/The	1,800	35
Dai-ichi Life Holdings Inc	819,400	6,730
Daiwa Securities Group Inc	3,900	30
Ehime Bank Ltd/The	6,800	56
Fukuoka Financial Group Inc	397,600	11,924
Hyakujushi Bank Ltd/The	7,700	259
Japan Exchange Group Inc	601,400	6,291
Japan Post Bank Co Ltd	168,000	2,114
Japan Post Holdings Co Ltd	344,000	3,513
Japan Post Insurance Co Ltd	83,900	2,351
Mitsubishi UFJ Financial Group Inc	519,300	7,910
Mizuho Financial Group Inc	160,100	5,272
Nomura Holdings Inc	663,500	4,725
Ogaki Kyoritsu Bank Ltd/The	1,800	38
Resona Holdings Inc	1,953,700	19,612
SBI Holdings Inc	15,600	734
Sumitomo Mitsui Financial Group Inc	1,261,000	34,374
Sumitomo Mitsui Trust Holdings Inc	13,400	382
T&D Holdings Inc	150,800	3,908
Tokio Marine Holdings Inc	85,400	3,666
Towa Bank Ltd/The	6,200	39
Yamagata Bank Ltd/The	4,000	43
		114,430

Health Care — 1.4%
Daiichi Sankyo Co Ltd	75,500	1,807
Eisai Co Ltd	256,600	7,852
Hisamitsu Pharmaceutical Co Inc	1,900	54

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hoya Corp	250,200	$32,336
Japan Medical Dynamic Marketing Inc	20,000	70
M3 Inc	1,822,400	26,750
Nippon Shinyaku Co Ltd	30,900	655
Olympus Corp	2,589,400	30,040
Ono Pharmaceutical Co Ltd	134,700	1,519
Takeda Pharmaceutical Co Ltd	236,700	7,132
Terumo Corp	287,000	5,151
		113,366

Industrials — 2.4%
Amada Co Ltd	7,300	93
Anest Iwata Corp	8,300	89
Asahi Diamond Industrial Co Ltd	20,700	114
Central Japan Railway Co	312,300	8,314
Central Security Patrols Co Ltd	7,934	134
Creek & River Co Ltd	5,300	53
CTS Co Ltd	4,400	28
Daihatsu Diesel Manufacturing Co Ltd	13,500	292
Daikin Industries Ltd	249,200	31,161
en Japan Inc	17,000	203
Fujikura Ltd	65,600	5,570
Fukushima Galilei Co Ltd	5,600	139
Gakken Holdings Co Ltd	18,400	130
Hitachi Ltd	208,500	5,623
Idec Corp	2,600	43
JK Holdings Co Ltd	3,500	29
Kajima Corp	62,100	1,848
Kandenko Co Ltd	123,700	3,337
KAWADA TECHNOLOGIES Inc	7,000	193
Kimura Unity Co Ltd	9,800	58
Kokuyo Co Ltd	541,000	3,357
Komatsu Ltd	697,800	23,644
Kubota Corp	26,600	308
Kyodo Printing Co Ltd	6,800	71
Kyushu Railway Co	90,400	2,499
Makita Corp	273,900	9,255
MINEBEA MITSUMI Inc	1,507,300	25,709
Mitani Sangyo Co Ltd	6,900	19
MonotaRO Co Ltd	130,400	2,249
Nankai Electric Railway Co Ltd	125,500	2,249
NGK Insulators Ltd	10,500	166
Nice Corp	2,600	34
Nissei ASB Machine Co Ltd	900	43
Nisso Holdings Co Ltd	8,500	38
Nitto Kohki Co Ltd	2,900	35
Nitto Seiko Co Ltd	9,000	39
Noritz Corp	7,900	104
Okabe Co Ltd	6,100	39
Pronexus Inc	16,200	121
Recruit Holdings Co Ltd	938,700	53,763
Rheon Automatic Machinery Co Ltd	3,300	31
Sakai Heavy Industries Ltd	2,000	28
Sanko Metal Industrial Co Ltd	900	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanwa Holdings Corp	163,500	$5,269
Sato Holdings Corp	4,400	67
Shimizu Corp	388,900	5,229
SMC Corp	6,000	1,838
SMS Co Ltd	1,463,100	15,625
Tanabe Consulting Group Co Ltd	6,200	29
Teikoku Electric Manufacturing Co Ltd	8,700	198
Tsubakimoto Chain Co	19,500	291
Yaskawa Electric Corp	7,600	151
Yushin Precision Equipment Co Ltd	5,700	24
		210,020

Information Technology — 2.4%
Ad-sol Nissin Corp	3,800	36
Alpha Systems Inc	1,300	33
Anritsu Corp	3,000	35
Avant Group Corp	13,200	137
Axell Corp	17,000	138
BIPROGY Inc	75,600	3,258
Brother Industries Ltd	1,666,189	28,101
Business Brain Showa-Ota Inc	2,400	46
Business Engineering Corp	4,100	172
Canon Marketing Japan Inc	64,300	2,495
Digital Information Technologies Corp	2,400	38
Disco Corp	5,500	1,506
DTS Corp	46,100	1,627
Elecom Co Ltd	47,500	594
Fabrica Holdings Co Ltd	2,600	40
Fujitsu Ltd	828,800	19,962
Fukui Computer Holdings Inc	2,353	53
Hioki EE Corp	1,900	78
I'll Inc	1,800	34
Iriso Electronics Co Ltd	8,700	171
ISB Corp	4,900	56
Japan Material Co Ltd	7,800	78
Keyence Corp	56,500	21,559
Koa Corp	10,500	82
Lasertec Corp	40,100	4,167
Maxell Ltd	13,600	190
Murata Manufacturing Co Ltd	1,755,000	28,357
NEC Corp	500,700	15,260
NEOJAPAN Inc	12,800	175
Nihon Denkei Co Ltd	4,400	62
Obic Co Ltd	262,500	9,290
Optim Corp *	26,600	101
Optorun Co Ltd	12,200	137
Oro Co Ltd	5,200	96
Otsuka Corp	137,300	2,822
PCA Corp	2,600	34
R&D Computer Co Ltd	4,500	30
Ricoh Co Ltd	246,700	2,183
Riso Kagaku Corp	4,600	37
SCREEN Holdings Co Ltd	32,200	2,436
SCSK Corp	167,600	5,343

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SERAKU Co Ltd	12,200	$136
Shindengen Electric Manufacturing Co Ltd	1,800	39
SMK Corp	1,400	21
Softcreate Holdings Corp	2,900	45
System Research Co Ltd	3,200	45
System Support Inc	2,300	46
TDK Corp	2,756,900	35,632
TechMatrix Corp	4,600	62
TIS Inc	127,400	4,245
Tokyo Electron Ltd	115,800	15,784
Toshiba TEC Corp	7,500	146
Toyokumo Inc	2,200	49
Trend Micro Inc/Japan	170,100	9,023
V Technology Co Ltd	3,000	61
Wacom Co Ltd	31,600	155
WingArc1st Inc	3,100	70
Yokogawa Electric Corp	7,800	228
Yokowo Co Ltd	38,700	368
		217,204

Materials — 0.2%
Asahi Kasei Corp	493,000	4,027
Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,500	39
Fujimori Kogyo Co Ltd	1,500	43
Moriroku Holdings Co Ltd	5,600	93
Riken Technos Corp	6,700	53
Soken Chemical & Engineering Co Ltd	1,000	11
Toray Industries Inc	1,137,800	7,608
		11,874

Real Estate — 0.1%
Daiwa House Industry Co Ltd	59,300	2,097
Mitsui Fudosan Co Ltd	213,000	2,254
Tokyu Fudosan Holdings Corp	683,000	5,484
		9,835
Total Japan		952,070

Kuwait — 0.0%
Financials — 0.0%
Boubyan Bank KSCP	744,467	1,684

Luxembourg — 0.7%
Communication Services — 0.3%
Spotify Technology SA *	32,579	22,215

Materials — 0.4%
ArcelorMittal SA	1,120,819	37,359
Total Luxembourg		59,574

Macao — 0.9%
Consumer Discretionary — 0.9%
Galaxy Entertainment Group Ltd	7,496,875	39,743

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sands China Ltd	14,342,178	$37,770
		77,513
Total Macao		77,513

Malaysia — 0.1%
Consumer Staples — 0.0%
Leong Hup International Bhd	196,800	28
United Plantations BHD	298,200	1,606
		1,634

Energy — 0.0%
Petronas Dagangan Bhd	21,400	107
Wasco Bhd	85,800	20
		127

Financials — 0.0%
Hong Leong Financial Group Bhd	15,500	63

Industrials — 0.1%
Sunway Bhd	1,659,400	1,933
Wellcall Holdings Bhd	32,400	10
Westports Holdings Bhd	1,787,400	2,364
		4,307

Materials — 0.0%
Jaya Tiasa Holdings BHD	87,300	24
Pantech Group Holdings Bhd	216,400	36
		60
Total Malaysia		6,191

Mexico — 0.1%
Materials — 0.1%
Cemex SAB de CV ADR	336,288	3,057
Industrias Penoles SAB de CV	87,800	2,852
		5,909
Total Mexico		5,909

Netherlands — 4.8%
Communication Services — 0.4%
Koninklijke KPN NV	2,361,917	11,277
Universal Music Group NV	899,633	25,445
		36,722

Consumer Staples — 0.2%
Heineken Holding NV	23,487	1,669
JDE Peet's NV	101,089	3,704
Koninklijke Ahold Delhaize NV	373,620	14,980
		20,353

Energy — 0.0%
SBM Offshore NV	84,741	2,318

Financials — 1.2%
ABN AMRO Bank NV	489,160	14,116
ASR Nederland NV	23,117	1,605
Euronext NV	7,344	1,213
Flow Traders Ltd *	78,028	2,313

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ING Groep NV	2,690,372	$64,265
NN Group NV	206,150	14,197
		97,709

Health Care — 0.4%
Argenx SE ADR *	11,988	8,538
Koninklijke Philips NV	549,561	15,186
QIAGEN NV	261,892	12,178
		35,902

Industrials — 1.9%
IMCD NV	146,584	16,469
Koninklijke Heijmans N.V	45,112	3,102
Randstad NV	646,491	30,597
Signify NV	1,458,122	38,525
Wolters Kluwer NV	518,823	65,391
		154,084

Information Technology — 0.7%
ASML Holding NV	78,438	58,273
Topicus.com Inc *	5,200	646
		58,919
Total Netherlands		406,007

New Zealand — 0.1%
Consumer Staples — 0.0%
a2 Milk Co Ltd/The	94,192	591

Health Care — 0.1%
Fisher & Paykel Healthcare Corp Ltd	144,048	3,108

Information Technology — 0.0%
Xero Ltd *	17,478	1,864
Total New Zealand		5,563

Norway — 0.7%
Energy — 0.3%
BW Offshore Ltd	15,126	57
Equinor ASA	1,108,903	27,379
		27,436

Financials — 0.3%
DNB Bank ASA	96,970	2,556
Gjensidige Forsikring ASA	889,247	24,715
		27,271

Industrials — 0.1%
Kongsberg Gruppen ASA	138,207	4,130
Total Norway		58,837

Peru — 0.0%
Financials — 0.0%
Credicorp Ltd	9,164	2,357
Intercorp Financial Services Inc	9,406	374
		2,731
Total Peru		2,731

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 0.0%
Industrials — 0.0%
International Container Terminal Services Inc	444,270	$3,755

Poland — 0.6%
Communication Services — 0.1%
11 bit studios SA *	912	46
CD Projekt SA	68,517	4,743
		4,789

Consumer Discretionary — 0.0%
Allegro.eu SA *	64,948	653
CCC SA *	28,647	1,314
		1,967

Energy — 0.2%
Lubelski Wegiel Bogdanka SA *	8,005	51
ORLEN SA	889,055	18,997
		19,048

Financials — 0.3%
Bank Polska Kasa Opieki SA	100,633	5,069
Powszechny Zaklad Ubezpieczen SA	682,914	11,365
XTB SA	65,668	1,389
		17,823

Information Technology — 0.0%
Text SA	6,668	94

Utilities — 0.0%
Enea SA	525,772	2,646
PGE Polska Grupa Energetyczna SA *	671,395	2,092
Tauron Polska Energia SA *	233,590	542
		5,280
Total Poland		49,001

Portugal — 0.0%
Financials — 0.0%
Banco Comercial Portugues SA, Cl R	3,167,973	2,685

Qatar — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	774,074	2,742

Financials — 0.0%
Qatar Insurance Co SAQ	233,109	128
Qatar National Bank QPSC	158,488	827
		955
Total Qatar		3,697

Saudi Arabia — 0.4%
Communication Services — 0.3%
Etihad Etisalat Co	888,228	15,148
Mobile Telecommunications Co Saudi Arabia	89,371	254

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saudi Telecom Co	779,992	$8,726
		24,128

Financials — 0.1%
Arab National Bank	629,648	3,937
Riyad Bank	510,587	3,527
		7,464

Utilities — 0.0%
Saudi Electricity Co	848,406	3,288
Total Saudi Arabia		34,880

Singapore — 1.2%
Communication Services — 0.2%
Singapore Telecommunications Ltd	4,513,400	15,170

Consumer Discretionary — 0.4%
Sea Ltd ADR *	158,219	29,514

Energy — 0.0%
Hafnia Ltd	97,401	596

Financials — 0.4%
DBS Group Holdings Ltd	380,040	14,961
Oversea-Chinese Banking Corp Ltd	555,700	7,247
Singapore Exchange Ltd	933,900	12,057
		34,265

Industrials — 0.1%
ComfortDelGro Corp Ltd	1,754,800	1,983
Grab Holdings Ltd, Cl A *	277,872	1,386
Singapore Technologies Engineering Ltd	1,475,300	8,830
		12,199

Information Technology — 0.0%
STMicroelectronics NV	106,650	2,878

Real Estate — 0.1%
Keppel DC REIT ‡	1,978,300	3,638
UOL Group Ltd	939,500	5,455
		9,093
Total Singapore		103,715

South Africa — 0.8%
Consumer Staples — 0.4%
Clicks Group Ltd	1,487,397	31,337

Energy — 0.0%
Thungela Resources Ltd	12,696	67

Financials — 0.0%
Capitec Bank Holdings Ltd	8,956	1,806

Materials — 0.4%
Anglo American PLC	985,268	30,329

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ArcelorMittal South Africa Ltd *	6,024	$–
Gold Fields Ltd ADR	54,969	1,840
Harmony Gold Mining Co Ltd ADR	77,676	1,032
Sasol Ltd *	39,569	266
		33,467
Total South Africa		66,677

South Korea — 3.8%
Communication Services — 0.1%
LG HelloVision Co Ltd *	20,258	43
Mgame Corp	3,992	18
NAVER Corp	17,162	2,638
NCSoft Corp	5,111	744
		3,443

Consumer Discretionary — 0.4%
Digital Daesung Co Ltd	4,152	23
Fila Holdings Corp	813,628	24,376
I-Scream Media Co Ltd	1,668	24
LG Electronics Inc	98,466	5,218
Multicampus Co Ltd	1,193	28
Nature Holdings Co Ltd/The	4,663	36
Shinsegae Food Co Ltd	930	27
		29,732

Consumer Staples — 0.5%
APR Corp/Korea	18,118	2,955
LG H&H Co Ltd	142,116	30,172
Samyang Foods Co Ltd	2,229	2,496
		35,623

Financials — 0.7%
BNK Financial Group Inc	842,434	8,711
DGB Financial Group Inc	24,326	239
Hana Financial Group Inc	313,955	18,508
KB Financial Group Inc	139,831	10,922
Mirae Asset Securities Co Ltd	108,666	1,494
Shinhan Financial Group Co Ltd	456,074	21,371
Woori Financial Group Inc	97,654	1,742
		62,987

Health Care — 0.0%
Samsung Biologics Co Ltd *	2,746	1,971

Industrials — 0.8%
AJ Networks Co Ltd	11,349	35
Doosan Bobcat Inc	950,000	36,292
DY POWER Corp	2,982	27
HD Hyundai Electric Co Ltd	4,286	1,503
HD Hyundai Heavy Industries Co Ltd	4,247	1,584
LG Corp	589,997	31,546
mPlus Corp	1,909	17
Rainbow Robotics *	9,005	1,767
		72,771

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 1.3%
Anapass Inc *	3,203	$41
Avaco Co Ltd	3,745	35
DB HiTek Co Ltd	10,783	354
DIT Corp	3,096	26
EM-Tech Co Ltd *	9,087	63
Eugene Technology Co Ltd	10,375	354
Genians Inc	3,742	53
Global Standard Technology Co Ltd	20,912	300
Hana Materials Inc	3,140	60
Hansol Technics Co Ltd	7,360	28
Hanyang Digitech Co Ltd *	3,639	23
HyVision System Inc	2,758	30
Jusung Engineering Co Ltd	18,631	364
LEENO Industrial Inc	3,300	110
LG Innotek Co Ltd	3,186	385
LOT Vacuum Co Ltd *	19,091	166
Namuga Co Ltd	8,311	104
NEPES Corp *	4,981	46
New Power Plasma Co Ltd	11,102	41
PSK Inc	45,408	793
Samsung Electronics Co Ltd	1,813,987	90,626
Seoul Semiconductor Co Ltd *	13,710	66
SK Hynix Inc	93,745	17,862
Systems Technology Inc/South Korea	21,908	284
TSE Co Ltd	1,346	36
Union Semiconductor Equipment & Materials Co Ltd	32,481	180
WONIK IPS Co Ltd	15,476	449
		112,879

Materials — 0.0%
KG Chemical Corp	24,654	84
Total South Korea		319,490

Spain — 1.6%
Consumer Discretionary — 0.6%
Amadeus IT Group SA, Cl A	166,254	13,952
Industria de Diseno Textil SA	588,105	29,102
		43,054

Financials — 0.9%
Banco Bilbao Vizcaya Argentaria SA	2,501,915	45,556
Banco Santander SA	76,130	727
CaixaBank SA	2,854,394	28,516
Unicaja Banco SA	718,714	1,994
		76,793

Industrials — 0.1%
ACS Actividades de Construccion y Servicios SA	41,075	3,106
Aena SME SA	294,421	8,538
Grupo Empresarial San Jose SA	6,080	48
		11,692

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.0%
Inmobiliaria Colonial Socimi SA ‡	236,477	$1,562
Total Spain		133,101

Sweden — 1.5%
Communication Services — 0.1%
Telia Co AB	1,678,774	6,266

Consumer Discretionary — 0.1%
H & M Hennes & Mauritz AB, Cl B	273,287	4,015

Consumer Staples — 0.0%
Axfood AB	50,793	1,602

Financials — 0.0%
EQT AB	46,314	1,666

Industrials — 0.7%
Assa Abloy AB, Cl B	1,062,062	37,522
Atlas Copco AB, Cl B	296,567	4,217
Loomis AB, Cl B	39,041	1,731
Securitas AB, Cl B	838,534	12,830
		56,300

Information Technology — 0.6%
Dynavox Group AB *	227,855	3,027
Hexagon AB, Cl B	2,502,026	27,877
Lagercrantz Group AB, Cl B	62,837	1,486
Telefonaktiebolaget LM Ericsson ADR	2,902,694	22,844
		55,234

Real Estate — 0.0%
Cibus Nordic Real Estate AB publ	87,684	1,579
Total Sweden		126,662

Switzerland — 5.4%
Consumer Discretionary — 0.5%
On Holding AG, Cl A *	29,736	1,340
Sportradar Group AG, Cl A *	140,986	4,362
Swatch Group AG/The	175,322	31,744
		37,446

Consumer Staples — 0.1%
Chocoladefabriken Lindt & Spruengli AG	179	2,734
Nestle SA	52,490	4,958
		7,692

Financials — 1.5%
Julius Baer Group Ltd	434,974	31,451
Partners Group Holding AG	30,308	41,680
Swissquote Group Holding SA	6,805	4,469
UBS Group AG	1,065,281	43,213
		120,813

Health Care — 1.6%
Galderma Group AG	23,242	4,076

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novartis AG	323,812	$41,042
Roche Holding AG	291,511	95,186
Sandoz Group AG	18,450	1,159
		141,463

Industrials — 1.3%
ABB Ltd	925,909	62,224
Accelleron Industries AG	61,973	5,340
Belimo Holding AG	5,159	5,689
Geberit AG	1,330	977
R&S Group Holding AG	38,814	1,788
Schindler Holding AG	45,754	17,030
VAT Group AG	49,478	16,203
Zehnder Group AG	2,587	232
		109,483

Information Technology — 0.4%
Logitech International SA	341,933	35,356
Temenos AG	8,421	750
		36,106

Materials — 0.0%
Holcim AG	22,187	1,862

Real Estate — 0.0%
Allreal Holding AG	13,898	3,153
Total Switzerland		458,018

Taiwan — 4.1%
Communication Services — 0.0%
International Games System Co Ltd	60,000	1,496

Consumer Discretionary — 0.0%
Pou Chen Corp	76,000	71
Wowprime Corp	17,000	122
		193

Health Care — 0.0%
CALIWAY BIOPHARMACEUTICALS CO *	233,000	1,528

Industrials — 0.3%
Acter Group Corp Ltd	133,000	3,857
Bizlink Holding Inc	79,781	2,777
Eva Airways Corp	1,353,000	1,713
Evergreen Marine Corp Taiwan Ltd	601,800	3,637
General Plastic Industrial Co Ltd	29,000	28
Taiwan Glass Industry Corp *	1,044,000	1,200
United Integrated Services Co Ltd	84,000	3,360
		16,572

Information Technology — 3.8%
Accton Technology Corp	97,000	3,193
Anpec Electronics Corp	24,000	139
Arcadyan Technology Corp	375,000	2,893
Asia Vital Components Co Ltd	77,000	2,514

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASROCK Inc	222,634	$2,013
Asustek Computer Inc	1,097,000	22,568
Chenbro Micom Co Ltd	95,000	1,878
Compal Electronics Inc	2,852,000	2,565
Cyberlink Corp	55,000	172
Delta Electronics Inc	111,000	2,557
Elite Material Co Ltd	48,000	1,900
Ennoconn Corp	66,000	691
FocalTech Systems Co Ltd	46,000	103
General Interface Solution Holding Ltd *	341,184	699
Genesys Logic Inc	164,000	694
Himax Technologies Inc ADR	220,844	1,798
Hon Hai Precision Industry Co Ltd	3,586,000	23,675
ITE Technology Inc	52,783	230
King Slide Works Co Ltd	51,000	4,999
Lanner Electronics Inc	480	1
Lotes Co Ltd	436,000	20,498
MediaTek Inc	726,146	32,267
Mitac Holdings Corp	810,700	2,556
MPI Corp	105,000	4,720
Novatek Microelectronics Corp	788,311	11,172
Nuvoton Technology Corp	38,000	77
Parade Technologies Ltd	38,000	963
Pegatron Corp	28,000	64
Pixart Imaging Inc	86,000	550
Realtek Semiconductor Corp	1,113,000	19,337
Silicon Motion Technology Corp ADR	16,889	1,346
Simplo Technology Co Ltd	40,000	515
Sitronix Technology Corp	65,000	444
Sunrex Technology Corp	123,000	168
Taiwan Semiconductor Manufacturing Co Ltd	2,426,000	90,857
Taiwan Semiconductor Manufacturing Co Ltd ADR	252,301	58,249
Test Research Inc	258,000	1,802
VIA Labs Inc	12,000	36
Via Technologies Inc	145,000	296
Weblink International Inc	18,000	33
Yield Microelectronics Corp	54,223	141
Zhen Ding Technology Holding Ltd	477,000	3,044
		324,417
Total Taiwan		344,206

Thailand — 0.6%
Communication Services — 0.1%
Advanced Info Service PCL	447,700	4,071

Consumer Discretionary — 0.0%
Somboon Advance Technology PCL NVDR	114,200	46

Consumer Staples — 0.0%
Charoen Pokphand Foods PCL NVDR	2,745,100	1,857

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
PTT Exploration & Production PCL NVDR	2,115,000	$7,314

Financials — 0.4%
Bangkok Bank PCL NVDR	4,271,700	20,516
Kasikornbank PCL NVDR	195,400	1,016
Krung Thai Bank PCL NVDR	3,287,100	2,500
SCB X PCL	2,953,000	11,718
SCB X PCL NVDR	84,300	335
TMBThanachart Bank PCL NVDR	5,404,000	317
		36,402

Information Technology — 0.0%
Delta Electronics Thailand PCL NVDR	480,300	2,223
Netbay PCL NVDR	59,000	43
		2,266

Materials — 0.0%
Siam Cement PCL/The NVDR	54,800	365
Total Thailand		52,321

Turkey — 0.1%
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,075,251	4,792
Pegasus Hava Tasimaciligi AS *	515,019	3,117
Turk Hava Yollari AO	117,405	956
		8,865

Materials — 0.0%
Eldorado Gold Corp *	120,187	2,981
Total Turkey		11,846

Türkiye — 0.0%
Consumer Staples — 0.0%
Sok Marketler Ticaret AS	248,927	244

Energy — 0.0%
Naturelgaz Sanayi ve Ticaret AS	218,895	55

Information Technology — 0.0%
Logo Yazilim Sanayi Ve Ticaret AS	35,358	157
Total Türkiye		456

United Arab Emirates — 0.9%
Communication Services — 0.0%
Emirates Integrated Telecommunications Co PJSC	47,543	135
Emirates Telecommunications Group Co PJSC	530,595	2,612
		2,747

Energy — 0.2%
ADNOC Drilling Co PJSC	3,638,604	5,458
Adnoc Gas PLC	5,973,132	5,411
		10,869

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.2%
Abu Dhabi Commercial Bank PJSC	514,945	$2,122
Abu Dhabi Islamic Bank PJSC	507,616	2,948
Dubai Islamic Bank PJSC	843,774	2,220
Emirates NBD Bank PJSC	1,101,384	7,571
First Abu Dhabi Bank PJSC	1,213,436	5,481
Sharjah Islamic Bank	64,842	52
		20,394

Industrials — 0.0%
Salik Co PJSC	1,654,487	2,973

Real Estate — 0.5%
Aldar Properties PJSC	286,743	750
Emaar Development PJSC	1,933,425	7,754
Emaar Properties PJSC	8,378,441	32,845
		41,349
Total United Arab Emirates		78,332

United Kingdom — 11.1%
Communication Services — 0.8%
ITV PLC	32,810,270	36,178
WPP PLC	6,035,191	31,989
		68,167

Consumer Discretionary — 1.4%
B&M European Value Retail SA	6,502,763	21,142
Burberry Group PLC *	1,967,510	34,143
InterContinental Hotels Group PLC	204,369	24,798
JD Sports Fashion PLC	25,538,829	33,137
Smiths News PLC	201	–
		113,220

Consumer Staples — 3.3%
British American Tobacco PLC	730,871	41,487
Diageo PLC	1,283,674	35,587
Imperial Brands PLC	566,848	23,930
J Sainsbury PLC	8,770,994	35,477
Reckitt Benckiser Group PLC	1,170,712	87,495
Tesco PLC	3,247,612	18,556
Unilever PLC *	721,433	45,463
		287,995

Energy — 0.9%
BP PLC	6,797,990	39,749
Shell PLC	841,298	31,139
		70,888

Financials — 1.7%
Barclays PLC ADR	1,077,150	21,144
Barclays PLC	3,976,094	19,366
HSBC Holdings PLC	2,506,038	32,067
Investec PLC	154,508	1,130
London Stock Exchange Group PLC	316,484	39,207
NatWest Group PLC	3,882,458	26,786
Ninety One PLC	38,255	98

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standard Chartered PLC	60,932	$1,141
		140,939

Health Care — 0.7%
AstraZeneca PLC ADR	109,662	8,762
GSK PLC	1,640,392	32,401
GSK PLC ADR	44,161	1,752
Smith & Nephew PLC	669,211	12,547
		55,462

Industrials — 1.6%
Diploma PLC	369,261	26,945
Experian PLC	826,037	42,800
International Consolidated Airlines Group SA	1,527,177	7,896
Intertek Group PLC	130,882	8,298
RELX PLC	844,156	39,302
Travis Perkins PLC	759,790	6,110
		131,351

Information Technology — 0.5%
FDM Group Holdings PLC	9,669	17
Halma PLC	1,043,291	46,363
Sage Group PLC/The	17,749	260
		46,640

Materials — 0.0%
Anglogold Ashanti PLC	71,166	4,032
Endeavour Mining PLC	114,887	3,943
		7,975

Utilities — 0.2%
Centrica PLC	6,716,246	14,599
Total United Kingdom		937,236

United States — 1.4%
Consumer Staples — 0.2%
JBS NV *	924,632	14,941

Financials — 0.4%
Western Union Co/The	3,718,993	32,243

Health Care — 0.5%
Envista Holdings Corp *	1,960,098	41,515

Industrials — 0.3%
ManpowerGroup Inc	694,599	29,451
Total United States		118,150

Vietnam — 0.2%
Consumer Staples — 0.2%
Vietnam Dairy Products JSC	5,341,600	12,226

Total Common Stock
(Cost $6,314,472) ($ Thousands)		8,023,008

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.7%
Brazil — 0.5%
Financials — 0.3%
Banco Bradesco SA (B)	1,799,100	$5,575
Itau Unibanco Holding SA(B)	2,533,690	17,971
		23,546
Utilities — 0.2%
Cia Energetica de Minas Gerais(B)	8,083,890	16,560
Total Brazil		40,106

Germany — 1.2%
Consumer Discretionary — 0.5%
Volkswagen AG(B)	330,000	38,474
Consumer Staples — 0.5%
Henkel AG & Co KGaA(B)	528,493	44,633
Health Care — 0.2%
Sartorius AG(B)	67,728	15,741
Total Germany		98,848

Total Preferred Stock
(Cost $134,965) ($ Thousands)		138,954

EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
International Equity — 0.0%
iShares Core MSCI EAFE ETF	30,873	2,640
Total Exchange-Traded Fund
(Cost $2,633) ($ Thousands)		2,640
	Number of Warrants
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 (A)	2,560	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	109,293,948	109,294
Total Cash Equivalent
(Cost $109,294) ($ Thousands)		109,294
Total Investments in Securities — 97.8%
(Cost $6,561,364) ($ Thousands)		$8,273,896

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	449	Sep-2025	$27,712	$28,180	$392
FTSE 100 Index	148	Sep-2025	18,000	18,433	332
Hang Seng Index	80	Sep-2025	13,165	12,839	(322)
S&P TSX 60 Index	52	Sep-2025	12,365	12,845	510
SPI 200 Index	110	Sep-2025	15,527	16,084	501
TOPIX Index	119	Sep-2025	23,280	24,903	1,631
			$110,049	$113,284	$3,044

A list of the open OTC Swap agreements held by the Fund at August 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	45,863	$(13,731)	$–	$(13,731)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2025:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
258,165	NOVARTIS AG	$30,687	$1,680	66.9%
425,756	LOBLAW COS LTD	17,300	(82)	37.7
1,177,455	HSBC HOLDINGS PLC	14,118	929	30.8
238,762	EXPERIAN PLC	12,397	(94)	27.0
442,508	ENGIE SA	10,149	(1,091)	22.1
226,160	HALMA PLC	9,867	118	21.5
56,870	EURONEXT NV	9,427	(132)	20.6
1,301,236	NATWEST GROUP PLC	9,260	(214)	20.2
61,688	VINCI SA	8,956	(680)	19.5
99,457	BNP PARIBAS	8,935	(83)	19.5
1,028,003	ITALGAS SPA	8,791	415	19.2
307,200	MIZUHO FINANCIAL GROUP INC	8,404	1,757	18.3
695,287	ROLLS-ROYCE	8,370	1,637	18.3
53,333	ASTRAZENECA PLC	7,845	623	17.1
44,871	NEXT PLC	7,681	(416)	16.8
148,000	CHUGAI PHARMACEUTICAL CO LTD	7,667	(1,071)	16.7
216,291	COMPASS GROUP PLC	7,660	(344)	16.7
823,583	ENEL SPA	7,623	107	16.6
37,301	GTT	7,236	(309)	15.8
368,230	FRESNILLO PLC	7,094	1,796	15.5
257,700	SONY GROUP CORP	6,744	360	14.7
188,897	GENERALI ORD	6,711	595	14.6
206,729	UBS GROUP AG	6,660	1,648	14.5
8,645,000	PICC GROUP	6,377	1,425	13.9
1,531,695	CONVATEC PLC	5,998	(1,135)	13.1
317,005	CREDIT AGRICOLE	5,931	(193)	12.9
103,771	3I GROUP PLC	5,810	(176)	12.7
624,100	JAPAN POST HOLDINGS CO LTD	5,793	582	12.6
107,100	HKEX	5,725	412	12.5
146,218	KLEPIERRE	5,685	55	12.4
5,309,628	LLOYDS BANKING GROUP PLC	5,570	162	12.2
25,424	AIRBUS SE	5,320	(12)	11.6
81,426	DIPLOMA PLC	5,295	599	11.5
164,632	KEYERA CORP	5,049	206	11.0
161,600	SOMPO HOLDINGS INC	4,963	222	10.8
76,691	RYANAIR HLDGS	4,642	202	10.1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
121,039	AMER SPORTS INC	$4,493	$221	9.8%
19,820	GAMES WORKSHOP GROUP PLC	4,406	(277)	9.6
80,863	COCA-COLA	4,308	(271)	9.4
849,104	BARCLAYS PLC	3,759	371	8.2
8,514	L OREAL	3,743	204	8.2
837,150	INTL CONSOLIDATED AIRLINE	3,727	607	8.1
57,500	ADVANTEST CORP	3,721	813	8.1
225,890	STANDARD CHARTERED PLC	3,624	596	7.9
45,185	RECKITT BENCKISER GROUP PLC	3,371	23	7.4
55,003	SOCIETE GENERALE	3,369	9	7.4
235,016	BABCOCK INTL GROUP PLC	3,368	(163)	7.3
11,158	SAFRAN SA	3,351	388	7.3
16,124	AIR LIQUIDE	3,341	(39)	7.3
137,999	CARNIVAL ADR	3,227	758	7.0
21,365	LONDON STOCK EXCHANGE GROUP	2,865	(215)	6.3
173,700	PARAMOUNT RES	2,841	(271)	6.2
2,064,259	PRIMARY HEALTH PROPERTIES	2,640	(87)	5.8
50,287	MORGAN SINDALL GROUP PLC	2,626	184	5.7
79,717	IMMUNOCORE HOLDINGS LTD	2,623	(82)	5.7
263,828	SUPER GROUP SGHC LTD	2,604	449	5.7
946,939	LONDONMETRIC PROPERTY PLC	2,563	(198)	5.6
64,253	MAREX GROUP PLC	2,518	(262)	5.5
81,940	SMITHS GROUP PLC	2,513	69	5.5
21,746	INTERCONTINENTAL HOTELS GROUP	2,471	146	5.4
88,300	SANKI ENGINEERING CO LTD	2,424	558	5.3
33,095	CRANSWICK PLC	2,331	(41)	5.1
1,170,216	MITIE GROUP PLC	2,275	(38)	5.0
16,394	EXAIL TECHNOLOGIES	2,251	(66)	4.9
55,935	QFIN HOLDINGS INC	2,201	(590)	4.8
903,000	CHINA LIFE	2,119	852	4.6
99,508	BETSSON B	2,060	(397)	4.5
2,962	ZURICH INSURANCE GROUP AG	2,056	127	4.5
34,726	BRITISH AMERICAN TOBACCO PLC	2,048	(87)	4.5
80,450	SOFTCAT PLC	2,020	(419)	4.4
12,905	LEGRAND SA	1,932	26	4.2
126,614	ST JAMES'S PLACE PLC	1,875	287	4.1
226,685	AIB GROUP	1,842	(20)	4.0
6,089	VUSIONGROUP	1,794	(281)	3.9
170,389	RIGHTMOVE PLC	1,787	(94)	3.9
9,565	ASCENDIS PHA	1,700	141	3.7
130,925	ENTAIN PLC	1,667	(108)	3.6
685,656	DELIVEROO ORD	1,654	(2)	3.6
291,352	BP PLC	1,642	57	3.6
964,161	CURRYS PLC	1,619	(153)	3.5
77,720	MAPLE LEAF FOODS	1,602	427	3.5
101,736	SEEK LTD	1,596	323	3.5
1,076,425	SIGMAROC PLC	1,575	81	3.4
178,200	AIA	1,561	101	3.4
97,206	DUNELM GROUP PLC	1,558	2	3.4
16,660	VERONA PHARMA PLC	1,544	280	3.4
223,666	AJ BELL PLC	1,488	37	3.2
132,221	GENIUS SPORTS LTD	1,305	373	2.9
41,200	BOLIDEN	1,304	146	2.8
19,230	ANGLOGOLD ASHANTI PLC	955	105	2.1
International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(113,507)	CANADIAN NATIONAL RAILWAY	$(11,906)	$1,017	(26.0)%
(365,198)	ASSOCIATED BRITISH FOODS PLC	(10,273)	(297)	(22.4)
(705,200)	TOKYO METRO CO LTD	(8,038)	(143)	(17.5)
(13,335,900)	GENTING SINGAPORE LIMITED	(7,570)	115	(16.5)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(677,600)	ONO PHARMACEUTICAL CO LTD	$(7,345)	$(241)	(16.0)%
(86,501)	SPIRAX GROUP PLC	(6,986)	(1,480)	(15.2)
(3,473,900)	CAPITALAND INVESTMENT LTD/SI	(6,955)	(463)	(15.2)
(580,700)	KYOCERA CORP	(6,881)	(881)	(15.0)
(65,333)	DESCARTES SYS	(6,720)	227	(14.7)
(1,094,871)	APA GROUP	(6,015)	(249)	(13.1)
(6,585,100)	MAPLETREE LOGISTICS TRUST	(5,878)	(359)	(12.8)
(205,249)	CDN UTILITIES	(5,738)	2	(12.5)
(141,991)	PORSCHE AUTOMOBIL HOLDING SE	(5,549)	(453)	(12.1)
(177,200)	AGC INC	(5,194)	(355)	(11.3)
(450,300)	ASTELLAS PHARMA INC	(5,125)	160	(11.2)
(77,000)	YAMATO KOGYO CO LTD	(4,691)	(354)	(10.2)
(4,558,839)	XINYI GLASS	(4,487)	(469)	(9.8)
(137,237)	VALMET OYJ	(4,400)	(330)	(9.6)
(148,545)	ADECCO GROUP AG	(4,368)	(354)	(9.5)
(134,698)	CDN APART UN	(4,331)	156	(9.4)
(1,229,977)	B&M EUROPEAN VALUE RETAIL SA	(4,280)	152	(9.3)
(190,026)	BCE INC	(4,261)	(447)	(9.3)
(221,618)	CVC CAPITAL PARTNERS PLC	(4,090)	(350)	(8.9)
(103,894)	GREAT	(3,962)	(169)	(8.6)
(338,600)	SG HOLDINGS CO LTD	(3,890)	258	(8.5)
(53,419)	WEST FRASER	(3,876)	(11)	(8.5)
(20,568)	WASTE CONNECTIONS INC	(3,856)	74	(8.4)
(21,604)	SWATCH GROUP I	(3,663)	(215)	(8.0)
(1,963,800)	SEVEN BANK LTD	(3,596)	(263)	(7.8)
(182,763)	SIG GROUP AG	(3,510)	641	(7.7)
(103,950)	SGH LTD	(3,478)	59	(7.6)
(593,695)	NEXI SPA	(3,392)	(349)	(7.4)
(228,430)	GLANBIA	(3,342)	(432)	(7.3)
(520,700)	PENTA	(3,224)	(537)	(7.0)
(275,900)	ODAKYU ELECTRIC RAILWAY CO LTD	(3,199)	34	(7.0)
(138,800)	NIKKON HOLDINGS CO LTD	(3,066)	58	(6.7)
(2,485)	BARRY CALLEBAUT	(2,999)	(355)	(6.5)
(501,643)	ALGONQUIN PWR & UTILS CORP	(2,937)	20	(6.4)
(3,123,000)	MAPLETREE PAN ASIA COMMERCIAL	(2,931)	(405)	(6.4)
(148,300)	NIPPON EXPRESS HOLDINGS INC	(2,868)	(376)	(6.3)
(215,314)	FUGRO CERT	(2,839)	(124)	(6.2)
(18,512)	BOYD GROUP SERVICES INC	(2,814)	(206)	(6.1)
(26,507)	COLOPLAST B	(2,618)	92	(5.7)
(118,300)	HU GROUP HOLDINGS INC	(2,561)	(377)	(5.6)
(23,090)	BCV N	(2,560)	(106)	(5.6)
(113,800)	WEST JAPAN RAILWAY CO	(2,537)	4	(5.5)
(147,200)	FUJI CORP	(2,531)	(221)	(5.5)
(295,900)	SUMCO CORP	(2,476)	(27)	(5.4)
(151,621)	MONDI PLC	(2,438)	325	(5.3)
(269,500)	RICOH CO LTD	(2,387)	(7)	(5.2)
(206,459)	JTC PLC	(2,374)	(837)	(5.2)
(43,808)	ALIMENT COUC A	(2,348)	140	(5.1)
(2,293,700)	BUD APAC	(2,345)	(205)	(5.1)
(143,034)	NORTHLAND POWER INC	(2,335)	5	(5.1)
(261,000)	VENTURE CORPORATION LTD	(2,333)	(411)	(5.1)
(42,417)	BROOKFIELD ASSET MGMT	(2,330)	(223)	(5.1)
(41,506)	MIZRAHI TEFAHOT BANK LTD	(2,285)	(444)	(5.0)
(31,221)	LANDIS GYR GROUP AG	(2,281)	(240)	(5.0)
(1,602,300)	SPARK NEW ZEALAND LTD	(2,268)	(153)	(4.9)
(50,351)	RANDSTAD NV	(2,251)	(111)	(4.9)
(102,678)	AMPLIFON	(2,251)	395	(4.9)
(4,511)	YPSOMED HOLDING	(2,248)	41	(4.9)
(338,335)	WPP PLC	(2,234)	461	(4.9)
(885,433)	BT GROUP PLC	(2,227)	(412)	(4.9)
(317,300)	ASMPT	(2,205)	(657)	(4.8)
(205,300)	AMADA CO LTD	(2,191)	(436)	(4.8)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(733,000)	WHARF REIC	$(2,170)	$56	(4.7)%
(33,030)	JULIUS BAER N	(2,149)	(218)	(4.7)
(7,878)	COMET HOLDINGS	(2,122)	450	(4.6)
(31,683)	BRENNTAG SE	(2,120)	173	(4.6)
(26,877)	FISCHER N	(2,113)	(18)	(4.6)
(88,489)	PUMA SE	(2,094)	(118)	(4.6)
(22,815)	TFI International Inc	(2,084)	(71)	(4.5)
(41,366)	ARCADIS	(2,082)	189	(4.5)
(63,395)	BAYER AG	(2,026)	(39)	(4.4)
(53,900)	KOBAYASHI PHARMACEUTICAL CO LTD	(2,012)	72	(4.4)
(45,528)	BECHTLE	(2,009)	(43)	(4.4)
(7,680,000)	PACIFIC BASIN	(2,006)	(126)	(4.4)
(219,923)	SUPER RETAIL GROUP LTD	(1,998)	(693)	(4.4)
(20,543)	SEB	(1,987)	508	(4.3)
(846,700)	WILMAR INTL	(1,976)	17	(4.3)
(829,209)	MAN GROUP PLC/JERSEY	(1,962)	99	(4.3)
(216,250)	BREMBO N.V.	(1,938)	(441)	(4.2)
(61,536)	RUSSEL METAL	(1,938)	70	(4.2)
(805,907)	IDP EDUCATION LTD	(1,929)	(1,022)	(4.2)
(400,803)	RENTOKIL INITIAL PLC	(1,927)	(49)	(4.2)
(294,957)	NEW MELROSE INDUSTRIES PLC	(1,917)	(419)	(4.2)
(163,538)	INFRASTRUTTURE WIRELESS ITALIANE SPA	(1,915)	(53)	(4.2)
(40,590)	SALMAR ASA	(1,891)	(260)	(4.1)
(14,913)	BEIERSDORF	(1,890)	190	(4.1)
(9,209)	TECAN HLD N	(1,865)	(22)	(4.1)
(310,900)	CITIZEN WATCH CO LTD	(1,832)	(302)	(4.0)
(195,285)	HEXPOL B	(1,815)	73	(4.0)
(15,713)	CEMBRA MONEY BANK AG	(1,785)	5	(3.9)
(165,851)	CHOICE PROPERTIES REIT	(1,784)	23	(3.9)
(24,906)	SYDBANK	(1,761)	(118)	(3.8)
(7,552)	SOPRA STERIA GROUP	(1,758)	371	(3.8)
(36,552)	DR ING HC F PORSCHE AG	(1,747)	(180)	(3.8)
(14,507)	NEXANS	(1,725)	(471)	(3.8)
(255,795)	DAVIDE CAMPARI	(1,687)	(224)	(3.7)
(233,032)	YELLOW CAKE PLC	(1,682)	71	(3.7)
(21,660)	EVOLUTION AB	(1,663)	(200)	(3.6)
(136,300)	KOITO MFG CO LTD	(1,656)	(290)	(3.6)
(135,100)	KOBE STEEL LTD	(1,638)	(31)	(3.6)
(43,300)	NICHIAS CORP	(1,632)	(52)	(3.6)
(139,525)	ACERINOX S.A.	(1,632)	(87)	(3.6)
(159,652)	BFF BANK SPA	(1,630)	(448)	(3.6)
(210,185)	RS GROUP PLC	(1,629)	38	(3.6)
(84,445)	MOWI ASA	(1,623)	(121)	(3.5)
(330,700)	THE CHUGOKU ELECTRIC POWER CO INC	(1,616)	(370)	(3.5)
(83,346)	EVONIK INDUSTR	(1,603)	(1)	(3.5)
(49,354)	SOLVAY	(1,603)	(16)	(3.5)
(20,454)	ONEX CORP	(1,590)	(149)	(3.5)
(307,775)	BARRATT REDROW PLC	(1,578)	89	(3.4)
(71,200)	SUMITOMO HEAVY IND LTD	(1,577)	(16)	(3.4)
(104,446)	HENNES & MAURITZ B	(1,575)	48	(3.4)
(71,423)	ERG	(1,568)	(149)	(3.4)
(182,676)	AVIVA PLC	(1,557)	(40)	(3.4)
(30,732)	BOARDWALK REAL ESTATE INC	(1,554)	(21)	(3.4)
(31,520)	FUCHS SE	(1,540)	32	(3.4)
(136,300)	HAMAMATSU PHOTONICS KK	(1,518)	83	(3.3)
(36,363)	BROOKFIELD INFRASTRUCTURE	(1,510)	42	(3.3)
(43,100)	ULVAC INC	(1,495)	(263)	(3.3)
(542,406)	IGO LTD	(1,494)	(348)	(3.3)
(76,400)	STANLEY ELECTRIC CO LTD	(1,492)	(58)	(3.3)
(978,500)	YUE YUEN IND	(1,478)	(240)	(3.2)
(5,247)	ESSILORLUXOTTICA	(1,477)	(109)	(3.2)
(25,892)	REMY COINTREAU	(1,462)	(159)	(3.2)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(180,238)	IVANHOE MINES LTD	$(1,422)	$(160)	(3.1)%
(74,900)	JARDINE CYCLE CARRIAGE LTD	(1,401)	(245)	(3.1)
(221,500)	TODA CORP	(1,382)	(191)	(3.0)
(117,000)	JFE HOLDINGS INC	(1,374)	(80)	(3.0)
(1,286,000)	SINO LAND	(1,361)	(155)	(3.0)
(27,185)	LUNDBERGFRETAGEN B	(1,358)	(6)	(3.0)
(154,500)	JGC HOLDINGS CORP	(1,351)	(122)	(3.0)
(47,053)	OPEN TEXT CORP	(1,344)	(202)	(2.9)
(707,600)	SANDS CHINA LTD	(1,341)	(516)	(2.9)
(104,512)	PREMIER INVESTMENTS LTD	(1,323)	(195)	(2.9)
(112,089)	EDP RENOVAVEIS	(1,271)	(95)	(2.8)
(367,699)	ILUKA RESOURCES LTD	(924)	(1,161)	(2.0)
(131,467)	ELEKTA B	(665)	46	(1.5)

Percentages are based on Net Assets of $8,461,663 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$94,585	$459,366	$(444,657)	$—	$—	$109,294	$1,239	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Australia — 3.4%
Communication Services — 0.0%
Hipages Group Holdings Ltd *	27,014	$23
Playside Studios Ltd *	111,888	15
REA Group Ltd	183	30
Southern Cross Media Group Ltd *	29,325	15
		83

Consumer Discretionary — 0.2%
Aristocrat Leisure Ltd	5,203	247
Fleetwood Ltd	27,962	53
Harvey Norman Holdings Ltd	16,371	74
MotorCycle Holdings Ltd	19,034	46
		420

Energy — 0.1%
Horizon Oil Ltd	162,266	22
Woodside Energy Group Ltd	11,697	202
		224

Financials — 0.3%
Commonwealth Bank of Australia	2,390	266
Fiducian Group Ltd	5,226	46
Netwealth Group Ltd	4,006	90
Plenti Group Ltd *	20,451	17
Solvar Ltd	8,188	9
		428

Health Care — 0.6%
Ansell Ltd	3,205	71
Cogstate Ltd	75,820	85
EBOS Group Ltd	2,002	38
Pro Medicus Ltd	3,366	654
Sigma Healthcare Ltd	34,433	70
Sonic Healthcare Ltd	6,058	95
		1,013

Industrials — 0.7%
Austal Ltd *	12,162	62
Brambles Ltd	14,575	247
Cleanaway Waste Management Ltd	32,210	58
Computershare Ltd	32,480	808
GenusPlus Group Ltd	13,878	48
Qantas Airways Ltd	1,643	13
Qube Holdings Ltd	29,410	81
Shape Australia Pty Ltd	27,384	72
SKS Technologies Group Ltd	32,562	61
Ventia Services Group Pty Ltd	13,891	49
		1,499

Information Technology — 0.1%
Codan Ltd	3,203	65
Technology One Ltd	9,443	246
		311

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 1.3%
Brickworks Ltd	2,032	$47
Capral Ltd	9,442	68
Evolution Mining Ltd	15,214	87
Gold Road Resources Ltd	35,440	78
GR Engineering Services Ltd	51,824	148
Grange Resources Ltd	146,854	19
Macmahon Holdings Ltd	286,343	82
Northern Star Resources Ltd	13,554	169
OceanaGold Corp	5,261	96
Orica Ltd	3,677	53
Ramelius Resources Ltd	24,647	52
Rio Tinto Ltd	16,000	1,209
Vault Minerals Ltd *	195,585	69
		2,177

Real Estate — 0.1%
Servcorp Ltd	19,441	86
Total Australia		6,241

Austria — 0.2%
Financials — 0.2%
Erste Group Bank AG	2,973	283

Industrials — 0.0%
Porr Ag	2,068	72
Strabag SE	389	36
		108

Information Technology — 0.0%
Fabasoft AG	2,230	41
Total Austria		432

Belgium — 0.8%
Consumer Staples — 0.0%
What's Cooking BV	102	14

Industrials — 0.0%
Jensen-Group NV	397	28

Materials — 0.8%
Syensqo SA	15,000	1,327
Umicore SA	3,402	53
		1,380
Total Belgium		1,422

Brazil — 2.5%
Communication Services — 0.5%
Telefonica Brasil SA	132,023	822

Consumer Staples — 0.7%
Ambev SA	557,204	1,268
BRF SA	2,700	10
		1,278

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.8%
Banco do Brasil SA	350,336	$1,381
Pagseguro Digital Ltd, Cl A	8,493	76
		1,457

Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	36,500	58

Information Technology — 0.4%
Allied Tecnologia SA	7,600	11
TOTVS SA	83,000	660
		671

Materials — 0.1%
Wheaton Precious Metals Corp	1,142	115
Yara International ASA	1,578	57
		172

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,700	61
Total Brazil		4,519

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	1,673	73

Canada — 6.0%
Communication Services — 0.1%
Quebecor Inc, Cl B	4,400	134

Consumer Discretionary — 1.0%
Aritzia Inc *	2,744	164
Canadian Tire Corp Ltd, Cl A	300	37
D2L Inc *	12,829	150
Dollarama Inc	10,328	1,409
Dorel Industries Inc, Cl B *	5,541	5
Gamehost Inc	1,300	11
Reitmans Canada Ltd, Cl A *	11,197	17
		1,793

Consumer Staples — 0.4%
Empire Co Ltd, Cl A	8,346	324
High Liner Foods Inc	7,300	86
Lassonde Industries Inc, Cl Common Subs. Receipt	600	93
		503

Energy — 0.3%
ARC Resources Ltd	2,679	52
Cameco Corp	1,700	131
Hemisphere Energy Corp	79,161	114
PHX Energy Services Corp	1,429	8
Rubellite Energy Inc *	10,700	18
Source Energy Services Ltd *	10,640	110

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Suncor Energy Inc	1,600	$66
Tamarack Valley Energy Ltd	14,439	57
Total Energy Services Inc	7,500	73
		629

Financials — 1.2%
Bank of Nova Scotia/The	2,900	181
Canadian Imperial Bank of Commerce	9,930	767
iA Financial Corp Inc	5,634	606
Manulife Financial Corp	6,005	185
National Bank of Canada	3,866	406
Sprott Inc	664	44
TMX Group Ltd	2,747	110
		2,299

Health Care — 0.0%
Knight Therapeutics Inc *	14,700	70

Industrials — 0.7%
Canadian Pacific Kansas City Ltd	2,266	173
Element Fleet Management Corp	1,819	48
Finning International Inc	4,047	168
Stantec Inc	1,337	145
Toromont Industries Ltd	6,692	700
		1,234

Information Technology — 0.2%
Celestica Inc *	1,169	228
Coveo Solutions Inc *	4,600	29
Enghouse Systems Ltd	2,145	36
Kinaxis Inc *	1,100	152
Shopify Inc, Cl A *	412	58
Thinkific Labs Inc *	25,200	34
Vecima Networks Inc	1,000	7
		544

Materials — 1.6%
Agnico Eagle Mines Ltd	2,277	328
Alamos Gold Inc, Cl A	4,132	126
Barrick Gold Corp	56,810	1,516
CCL Industries Inc, Cl B	1,999	120
Centerra Gold Inc	20,200	165
Dynacor Group Inc	5,232	18
Fortuna Mining Corp *	6,700	52
Franco-Nevada Corp	617	116
GoldMining Inc *	33,300	31
K92 Mining Inc *	6,206	70
Kinross Gold Corp	11,649	244
Lundin Gold Inc	2,028	125
Monument Mining Ltd *	174,471	69
		2,980

Real Estate — 0.1%
FirstService Corp	1,204	242

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Melcor Developments Ltd	2,800	$31
		273

Utilities — 0.4%
Atco Ltd/Canada, Cl I	2,432	89
Emera Inc	6,156	293
TransAlta Corp	7,036	86
		468
Total Canada		10,927

Chile — 0.1%
Consumer Discretionary — 0.1%
Falabella SA	16,215	93

Industrials — 0.0%
Latam Airlines Group SA *	2,116,165	53
Total Chile		146

China — 5.4%
Communication Services — 2.3%
Archosaur Games Inc *	258,000	61
Autohome Inc, Cl A	1,500	11
Baidu Inc, Cl A *	29,950	354
Bilibili Inc, Cl Z *	12,180	284
Homeland Interactive Technology Ltd *	54,000	7
JOYY Inc ADR	1,562	84
Kuaishou Technology, Cl B *	59,500	583
Linmon Media Ltd	34,300	22
NetEase Inc	26,500	727
Tencent Holdings Ltd	24,700	1,913
Tencent Music Entertainment Group ADR	1,925	47
Tongdao Liepin Group	38,600	21
		4,114

Consumer Discretionary — 0.8%
Alibaba Group Holding Ltd ADR	1,012	137
Best Pacific International Holdings Ltd	118,000	53
BYD Co Ltd, Cl H	7,500	106
China Xinhua Education Group Ltd *	122,000	9
Cosmo Lady China Holdings Co Ltd	378,000	17
Geely Automobile Holdings Ltd	44,000	111
JD.com Inc, Cl A	8,900	138
Loncin Motor Co Ltd, Cl A	32,300	57
Midea Group Co Ltd, Cl A	10,200	105
Neusoft Education Technology Co Ltd	43,200	16
Ningbo Shuanglin Auto Parts Co Ltd, Cl A	7,000	46
Pop Mart International Group Ltd	5,200	216
Prosus NV	2,743	170
Q P Group Holdings Ltd	62,000	13
Vipshop Holdings Ltd ADR	12,106	203
XJ International Holdings Co Ltd *	2,166,000	56
XPeng Inc, Cl A *	5,100	54
Zhejiang Cfmoto Power Co Ltd, Cl A	1,200	45
		1,552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.2%
Eastroc Beverage Group Co Ltd, Cl A	4,410	$191
Gambol Pet Group Co Ltd, Cl A	5,200	71
Natural Food International Holding Ltd	296,000	34
Shenguan Holdings Group Ltd	1,030,572	38
Yantai China Pet Foods Co Ltd, Cl A	5,200	43
		377

Energy — 0.1%
Anton Oilfield Services Group/Hong Kong	492,000	84
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	–
		84

Financials — 0.9%
Agricultural Bank of China Ltd, Cl H	457,000	309
Bank of Gansu Co Ltd, Cl H *	628,000	23
BOC Hong Kong Holdings Ltd	17,000	77
China Construction Bank Corp, Cl H	501,000	485
Industrial & Commercial Bank of China Ltd, Cl H	177,000	132
Industrial Securities Co Ltd, Cl A	52,200	50
Postal Savings Bank of China Co Ltd, Cl H	324,000	226
Qifu Technology Inc ADR	426	12
Shanghai Pudong Development Bank Co Ltd, Cl A	87,900	168
X Financial ADR	3,785	58
		1,540

Health Care — 0.2%
BeiGene Ltd *	2,600	62
Hansoh Pharmaceutical Group Co Ltd	20,000	93
Innovent Biologics Inc *	4,500	56
JIANGSU HENGRUI PHARMACEUTICALS *	4,800	47
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	7,133	114
Sichuan Biokin Pharmaceutical Co Ltd, Cl A *	1,283	60
Yonghe Medical Group Co Ltd, Cl H *	48,500	18
Zhongzhi Pharmaceutical Holdings Ltd	69,000	7
		457

Industrials — 0.2%
China Boqi Environmental Holding Co Ltd	121,000	17
EVA Precision Industrial Holdings Ltd	148,000	17
Kanzhun Ltd ADR *	2,037	48
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	9,200	77
SITC International Holdings Co Ltd	15,000	53
TK Group Holdings Ltd	290,374	95
Xingye Alloy Materials Group Ltd *	57,569	7
Yangzijiang Shipbuilding Holdings Ltd	14,900	34
		348

Information Technology — 0.6%
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	2,414	59

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anker Innovations Technology Co Ltd, Cl A	4,710	$93
Foxconn Industrial Internet Co Ltd, Cl A	7,200	54
Lenovo Group Ltd	210,000	301
Victory Giant Technology Huizhou Co Ltd, Cl A	3,800	141
Xiaomi Corp, Cl B *	36,200	247
		895

Materials — 0.0%
China Gold International Resources Corp Ltd	3,900	57
Hunan Gold Corp Ltd, Cl A	17,550	51
Tiande Chemical Holdings Ltd	76,000	13
Zhejiang NHU Co Ltd, Cl A	17,200	60
		181

Real Estate — 0.1%
E-Star Commercial Management Co Ltd	262,000	47
Ever Sunshine Services Group Ltd	312,000	78
New Hope Service Holdings Ltd	73,000	19
		144

Utilities — 0.0%
Beijing Enterprises Holdings Ltd	11,500	48
Shandong Hi-Speed Holdings Group Ltd *	22,000	50
		98
Total China		9,790

Colombia — 0.0%
Energy — 0.0%
Ecopetrol SA ADR	6,263	59

Czech Republic — 0.0%
Financials — 0.0%
Moneta Money Bank AS	6,529	48

Denmark — 2.5%
Consumer Discretionary — 0.0%
Pandora A/S	236	33

Consumer Staples — 0.7%
Scandinavian Tobacco Group A/S	93,289	1,324

Health Care — 0.4%
ALK-Abello A/S *	2,011	63
Coloplast A/S, Cl B	4,482	431
Genmab A/S *	292	73
		567

Industrials — 1.4%
AP Moller - Maersk A/S, Cl B	1,229	2,534
ROCKWOOL A/S, Cl A	228	9
ROCKWOOL A/S, Cl B	1,270	48
		2,591
Total Denmark		4,515

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 0.9%
Consumer Staples — 0.1%
Atria Oyj, Cl A	1,778	$28
HKFoods Oyj, Cl A	24,388	44
		72

Financials — 0.0%
Multitude PLC	2,931	23

Health Care — 0.1%
Orion Oyj, Cl B	793	63

Industrials — 0.0%
Consti Oyj	439	6
Ponsse Oyj	445	15
Raute Oyj, Cl A	2,246	38
		59

Information Technology — 0.7%
Nokia Oyj	300,016	1,292
Nokia Oyj ADR	7,405	32
Scanfil Oyj	1,357	17
		1,341
Total Finland		1,558

France — 5.0%
Consumer Discretionary — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	1,181	698
Vente-Unique.Com SA	286	5
		703

Consumer Staples — 1.6%
Carrefour SA	87,262	1,264
Danone SA	14,765	1,233
Pernod Ricard SA	3,507	400
		2,897

Energy — 0.0%
Technip Energies NV	1,692	78

Financials — 1.0%
ABC arbitrage	3,606	25
BNP Paribas SA	11,556	1,039
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	20
Societe Generale SA	8,428	520
VIEL & Cie SA	4,146	84
		1,688

Health Care — 0.8%
Cegedim SA *	1,117	14
EssilorLuxottica SA	3,989	1,217
Ipsen SA	1,615	220
Vetoquinol SA	289	26
		1,477

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 1.2%
Societe BIC SA	16,534	$1,034
SPIE SA	438	24
Synergie SE	476	19
Teleperformance SE	15,202	1,174
		2,251

Information Technology — 0.0%
Dassault Systemes SE	174	5
Ekinops SAS *	3,864	15
Infotel SA	265	13
Quadient SA	4	–
		33

Utilities — 0.0%
Electricite de Strasbourg SA	113	20
Total France		9,147

Georgia — 0.0%
Energy — 0.0%
BW Energy Ltd *	7,270	25

Germany — 5.5%
Communication Services — 0.5%
Bastei Luebbe AG	2,568	30
CTS Eventim AG & Co KGaA	500	47
Scout24 SE	7,024	910
		987

Consumer Discretionary — 1.9%
Auto1 Group SE *	2,269	77
Continental AG	21,846	1,917
Mercedes-Benz Group AG	20,000	1,252
Westwing Group SE *	2,299	32
Zeal Network SE	239	13
		3,291

Financials — 0.9%
Allianz SE	515	218
Commerzbank AG	2,435	93
Deutsche Bank AG	15,259	536
Deutsche Boerse AG	2,050	604
DWS Group GmbH & Co KGaA	762	47
flatexDEGIRO AG	3,185	105
Talanx AG	291	40
		1,643

Health Care — 0.8%
Bayer AG	43,281	1,425
STRATEC SE	438	14
		1,439

Industrials — 0.7%
Cewe Stiftung & Co KGAA	1,197	135
GEA Group AG	2,707	197
Gesco SE	590	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HOCHTIEF AG	390	$99
KSB SE & Co KGaA	47	51
MBB SE	719	139
Rheinmetall AG	109	212
Siemens AG	1,166	323
Technotrans SE	874	26
		1,194

Information Technology — 0.5%
Basler AG *	970	19
Init Innovation in Traffic Systems SE	476	25
Nemetschek SE	550	76
q.beyond AG *	18,139	20
SAP SE	3,294	897
		1,037

Materials — 0.1%
Heidelberg Materials AG	698	165
K+S AG	5,639	76
Nabaltec AG	1,924	31
		272

Real Estate — 0.0%
Deutsche Wohnen SE	1,842	48
Vonovia SE	1,312	42
		90

Utilities — 0.1%
E.ON SE	7,769	139
Total Germany		10,092

Greece — 0.3%
Communication Services — 0.0%
Hellenic Telecommunications Organization SA	962	18

Consumer Discretionary — 0.0%
JUMBO SA	1,314	47
OPAP SA	1,872	42
		89

Energy — 0.0%
StealthGas Inc *	1,351	10

Financials — 0.3%
ALPHA BANK SA	25,007	99
Eurobank Ergasias Services and Holdings SA	43,588	160
National Bank of Greece SA	6,476	90
		349

Industrials — 0.0%
Piraeus Port Authority SA	167	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Performance Technologies IT Solutions	4,759	$35

Materials — 0.0%
Alumil Aluminium Industry SA *	3,104	20
Total Greece		530

Hong Kong — 3.5%
Consumer Discretionary — 0.0%
Ajisen China Holdings Ltd	417,000	54
Goldlion Holdings Ltd	291,000	36
LH GROUP LTD *	56,000	3
Sitoy Group Holdings Ltd	322,000	22
Sundart Holdings Ltd	274,000	25
Texwinca Holdings Ltd	629,257	65
Time Watch Investments Ltd	263,233	13
		218

Financials — 1.8%
AIA Group Ltd	252,611	2,401
Futu Holdings Ltd ADR	456	85
Hong Kong Exchanges & Clearing Ltd	12,300	721
		3,207

Health Care — 0.0%
Jacobson Pharma Corp Ltd	126,000	24
Lee's Pharmaceutical Holdings Ltd	86,110	20
		44

Industrials — 0.7%
Build King Holdings Ltd	25,302	4
New Times Corp Ltd *	578,000	3
Swire Pacific Ltd, Cl A	135,500	1,161
YTO International Express & Supply Chain Technology Ltd *	110,000	17
		1,185

Information Technology — 0.9%
PAX Global Technology Ltd	137,000	114
Smart-Core Holdings Ltd	134,000	34
VTech Holdings Ltd	184,788	1,493
		1,641

Materials — 0.0%
Perennial Energy Holdings Ltd *	176,985	18

Real Estate — 0.1%
Midland Holdings Ltd *	445,994	109
Tian An China Investment Co Ltd	14,000	9
		118
Total Hong Kong		6,431

Hungary — 0.1%
Consumer Discretionary — 0.0%
AutoWallis Nyrt *	32,362	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.0%
MOL Hungarian Oil & Gas PLC	6,055	$52

Financials — 0.1%
OTP Bank Nyrt	869	76
Total Hungary		143

India — 2.1%
Communication Services — 0.3%
Bharti Airtel Ltd	11,281	242
DB Corp Ltd	63,687	193
Matrimony.com Ltd	3,842	22
TV Today Network Ltd	19,855	33
		490

Consumer Discretionary — 0.1%
Amber Enterprises India Ltd *	635	52
Dixon Technologies India Ltd	405	77
Forbes & Co Ltd *	242	1
Mahindra & Mahindra Ltd	1,629	59
VISHAL MEGA MART LTD *	27,992	47
		236

Consumer Staples — 0.0%
Godfrey Phillips India Ltd	433	54
Marico Ltd	6,649	55
United Spirits Ltd	1,934	29
		138

Energy — 0.2%
Bharat Petroleum Corp Ltd	10,976	38
Coal India Ltd	60,045	255
		293

Financials — 0.7%
Bengal & Assam Co Ltd	346	32
BSE Ltd	2,835	68
HDFC Bank Ltd ADR	13,202	940
ICICI Bank Ltd	11,437	181
		1,221

Health Care — 0.0%
Wockhardt Ltd *	3,461	56

Industrials — 0.1%
Adani Ports & Special Economic Zone Ltd	2,628	39
Cummins India Ltd	1,101	48
GE T&D India Ltd	2,472	78
Hitachi Energy India Ltd	249	54
InterGlobe Aviation Ltd	652	42
Mazagon Dock Shipbuilders Ltd	1,283	38
		299

Information Technology — 0.4%
Infosys Ltd	14,066	236
Infosys Ltd ADR	17,170	289

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaynes Technology India Ltd *	641	$44
Tata Consultancy Services Ltd	4,090	143
Wipro Ltd	17,803	50
		762

Materials — 0.2%
Coromandel International Ltd	7,547	198
Solar Industries India Ltd	476	74
Transpek Industry Ltd	559	9
		281

Utilities — 0.1%
Reliance Power Ltd *	147,600	74
Total India		3,850

Indonesia — 0.7%
Communication Services — 0.5%
Telkom Indonesia Persero Tbk PT	4,244,769	812

Consumer Discretionary — 0.0%
Ramayana Lestari Sentosa Tbk PT	360,900	8

Consumer Staples — 0.0%
Akasha Wira International Tbk PT *	24,200	20
BISI International Tbk PT	370,703	20
Cisadane Sawit Raya Tbk PT *	355,055	19
Delta Djakarta Tbk PT	34,500	4
Salim Ivomas Pratama Tbk PT	184,952	7
Uni-Charm Indonesia Tbk PT	168,400	5
		75

Energy — 0.1%
Elnusa Tbk PT	4,519,600	135
Golden Energy Mines Tbk PT	7,196	4
Soechi Lines Tbk PT	3,152,000	36
		175

Financials — 0.0%
Adira Dinamika Multi Finance Tbk PT	19,812	11
Asuransi Tugu Pratama Indonesia Tbk PT	709,700	42
		53

Industrials — 0.0%
Asahimas Flat Glass Tbk PT	25,700	5
IMC Pelita Logistik TBK PT	715,497	15
Jasa Armada Indonesia Tbk PT	995,800	18
Mitrabahtera Segara Sejati Tbk PT *	337,947	29
Sunindo Pratama Tbk PT	705,700	34
Surya Pertiwi Tbk PT	243,600	10
		111

Materials — 0.1%
Aneka Tambang Tbk	261,200	48
Bumi Resources Minerals Tbk PT *	2,055,000	59

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cita Mineral Investindo Tbk PT	37,900	$9
		116
Total Indonesia		1,350

Ireland — 1.2%
Financials — 0.7%
AIB Group PLC	170,618	1,387

Industrials — 0.1%
AerCap Holdings NV	1,372	170

Information Technology — 0.4%
Accenture PLC, Cl A	2,625	682
Total Ireland		2,239

Israel — 1.1%
Consumer Staples — 0.1%
Oddity Tech Ltd, Cl A *	1,789	108
Shufersal Ltd	7,084	88
		196

Financials — 0.0%
Israel Discount Bank Ltd, Cl A	926	9

Information Technology — 1.0%
Check Point Software Technologies Ltd *	5,677	1,096
Nice Ltd ADR *	715	101
Nova Ltd *	723	190
Wix.com Ltd *	2,770	391
		1,778
Total Israel		1,983

Italy — 1.3%
Consumer Discretionary — 0.2%
Ferrari NV	500	238
Lottomatica Group Spa	4,207	114
		352

Financials — 0.7%
Banca Mediolanum SpA	6,661	135
BPER Banca SPA	5,757	60
Intesa Sanpaolo SpA	122,500	772
Poste Italiane SpA	5,876	138
UniCredit SpA	2,897	224
		1,329

Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica SpA	1,720	106

Industrials — 0.3%
Leonardo SpA	5,167	294
Maire SpA	7,920	114
		408

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Reply SpA	251	$36

Utilities — 0.0%
Hera SpA	10,645	46
Total Italy		2,277

Japan — 10.2%
Communication Services — 1.2%
Capcom Co Ltd	1,492	40
Dentsu Group Inc	56,039	1,108
Kamakura Shinsho Ltd	2,200	9
KDDI Corp	27,400	474
Konami Group Corp	400	60
LY Corp	16,900	54
MarkLines Co Ltd	900	13
Nexon Co Ltd	7,600	172
Toei Animation Co Ltd	19,500	415
ZIGExN Co Ltd	3,100	11
		2,356

Consumer Discretionary — 2.1%
Ainavo Holdings Co Ltd	3,750	20
Airtrip Corp	4,200	28
Asics Corp	2,400	65
Aucnet Inc	1,400	18
Bandai Namco Holdings Inc	1,400	48
Bic Camera Inc	4,900	53
Bridgestone Corp	5,800	262
Fast Retailing Co Ltd	500	156
Food & Life Cos Ltd	1,000	58
Ichikoh Industries Ltd	10,300	31
Koito Manufacturing Co Ltd	80,000	1,139
Mazda Motor Corp	19,100	128
McDonald's Holdings Co Japan Ltd	5,300	236
Nifco Inc/Japan	3,900	112
Open House Group Co Ltd	2,400	123
Ryohin Keikaku Co Ltd	2,800	60
Seiko Group Corp	1,500	65
Skylark Holdings Co Ltd	2,400	48
Sumitomo Electric Industries Ltd	6,500	182
Suzuki Motor Corp	3,800	50
Tokyo Individualized Educational Institute Inc	9,800	23
Tosho Co Ltd	3,100	15
USS Co Ltd	4,400	53
Yamaha Corp	180,000	1,185
		4,158

Consumer Staples — 0.3%
Kewpie Corp	5,200	146
Kobe Bussan Co Ltd	2,400	68
Medical System Network Co Ltd, Cl A	3,800	12
Nippn Corp	3,100	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pigeon Corp	9,200	$112
Sugi Holdings Co Ltd	5,300	134
		520

Energy — 0.1%
Inpex Corp	7,100	121

Financials — 0.8%
Dai-ichi Life Holdings Inc	9,600	79
Japan Exchange Group Inc	7,300	76
Kita-Nippon Bank Ltd/The	1,200	31
Mitsubishi UFJ Financial Group Inc	15,500	236
Mizuho Financial Group Inc	400	13
Resona Holdings Inc	5,700	57
Sumitomo Mitsui Financial Group Inc	16,700	455
T&D Holdings Inc	4,400	114
Taiko Bank Ltd/The	1,600	20
Tokio Marine Holdings Inc	1,900	82
Towa Bank Ltd/The	10,000	63
Yamagata Bank Ltd/The	900	10
		1,236

Health Care — 1.3%
Amvis Holdings Inc	8,000	34
Daiichi Sankyo Co Ltd	3,700	89
Eisai Co Ltd	9,200	282
Hoya Corp	6,200	801
Japan Medical Dynamic Marketing Inc	5,200	18
M3 Inc	43,900	644
Ono Pharmaceutical Co Ltd	4,100	46
Terumo Corp	8,600	154
		2,068

Industrials — 1.7%
Anest Iwata Corp	4,000	43
Central Japan Railway Co	9,100	242
en Japan Inc	1,400	17
Fujii Sangyo Corp	600	14
Fujikura Ltd	1,900	161
Hitachi Ltd	6,200	167
Kajima Corp	1,800	54
Kandenko Co Ltd	3,900	105
Kanefusa Corp	2,300	10
Kokuyo Co Ltd	15,700	97
Kyushu Railway Co	2,700	75
Loginet Japan Co Ltd	500	13
MonotaRO Co Ltd	3,900	67
Nankai Electric Railway Co Ltd	3,600	65
Nanyo Corp	1,200	11
Nice Corp	1,700	22
Recruit Holdings Co Ltd	21,300	1,220
Sanwa Holdings Corp	4,800	155
Shimizu Corp	11,200	151
SMS Co Ltd	34,100	364

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinity Industrial Corp	3,700	$30
		3,083

Information Technology — 2.5%
Ad-sol Nissin Corp	900	8
Alpha Systems Inc	900	23
Atled Corp	1,100	11
Avant Group Corp	2,400	25
Brother Industries Ltd	71,300	1,203
Business Brain Showa-Ota Inc	1,100	21
Canon Marketing Japan Inc	1,900	74
Core Corp	1,200	17
Disco Corp	200	55
DTS Corp	1,300	46
Ebase Co Ltd	8,300	28
FTGroup Co Ltd	4,000	34
Fujitsu Ltd	9,100	219
GMO GlobalSign Holdings KK	1,300	20
Japan Material Co Ltd	7,300	73
Keyence Corp	1,300	496
Koa Corp	6,100	48
Kyowa Electronic Instruments Co Ltd	3,700	17
Lasertec Corp	1,827	190
NEC Corp	7,000	213
NEOJAPAN Inc	3,400	46
Obic Co Ltd	7,900	280
Optim Corp *	12,300	47
Oro Co Ltd	4,200	78
Otsuka Corp	3,400	70
Ricoh Co Ltd	15,500	137
SCREEN Holdings Co Ltd	300	23
SCSK Corp	4,900	156
SEMITEC Corp	800	13
SERAKU Co Ltd	1,000	11
Shindengen Electric Manufacturing Co Ltd	800	17
System Support Inc	1,100	22
TIS Inc	3,700	123
Tokyo Electron Ltd	2,300	313
Toshiba TEC Corp	1,100	21
Trend Micro Inc/Japan	4,500	239
Ubicom Holdings Inc	1,600	12
Wacom Co Ltd	4,000	20
Yokowo Co Ltd	6,800	65
		4,514

Materials — 0.1%
Achilles Corp	2,300	17
Asahi Kasei Corp	14,600	119
Riken Technos Corp	4,000	32
Sekisui Kasei Co Ltd	6,800	17
Tayca Corp	34	–
		185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
Daiwa House Industry Co Ltd	1,700	$60
Mitsui Fudosan Co Ltd	6,300	67
Tokyu Fudosan Holdings Corp	20,400	164
		291

Utilities — 0.0%
Toell Co Ltd	2,000	11
Total Japan		18,543

Kuwait — 0.0%
Financials — 0.0%
Boubyan Bank KSCP	21,599	49

Luxembourg — 0.9%
Communication Services — 0.9%
SES SA, Cl A	237,040	1,658

Macao — 0.7%
Consumer Discretionary — 0.7%
Sands China Ltd	500,000	1,317

Malaysia — 0.6%
Consumer Discretionary — 0.1%
Mynews Holdings Bhd	94,700	13
Padini Holdings Bhd	188,100	85
Panasonic Manufacturing Malaysia BHD	20,000	45
		143

Consumer Staples — 0.2%
CCK Consolidated Holdings BHD	232,500	65
Innoprise Plantations BHD	53,500	23
Kawan Food Bhd	105,800	25
Keck Seng Malaysia Bhd	10,500	14
Kim Loong Resources Bhd	164,100	89
MKH Oil Palm East Kalimantan Bhd	308,043	46
Oriental Food Industries Holdings BHD	38,100	12
United Plantations BHD	8,700	47
		321

Energy — 0.2%
Deleum Bhd	440,400	157
Petra Energy Bhd	53,700	10
Petron Malaysia Refining & Marketing Bhd	27,023	23
Velesto Energy Bhd	2,721,200	129
		319

Financials — 0.0%
Allianz Malaysia Bhd	11,600	50
Hong Leong Capital Bhd	35,900	29
MNRB Holdings Bhd	24,400	12
		91

Industrials — 0.1%
Chin Well Holdings BHD	65,300	12
Favelle Favco Bhd	25,000	10

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kumpulan Fima BHD	47,200	$27
Sunway Bhd	50,000	58
Westports Holdings Bhd	52,600	70
		177

Real Estate — 0.0%
MKH Bhd	99,700	24
Paramount Corp Bhd	95,200	24
Tambun Indah Land Bhd	93,800	17
		65
Total Malaysia		1,116

Mexico — 0.1%
Materials — 0.1%
Cemex SAB de CV ADR	9,862	90
Industrias Penoles SAB de CV	2,600	84
		174
Total Mexico		174

Netherlands — 4.4%
Communication Services — 0.5%
Koninklijke KPN NV	69,270	331
Universal Music Group NV	21,675	613
		944

Consumer Staples — 0.1%
Heineken Holding NV	681	48
JDE Peet's NV	2,941	108
		156

Energy — 0.0%
SBM Offshore NV	2,465	67

Financials — 2.0%
ABN AMRO Bank NV	25,537	737
ASR Nederland NV	676	47
Flow Traders Ltd *	56,899	1,687
ING Groep NV	44,691	1,068
NN Group NV	1,830	126
		3,665

Health Care — 0.1%
Argenx SE ADR *	333	237

Industrials — 1.0%
IMCD NV	3,407	383
Koninklijke Heijmans N.V	1,312	90
Wolters Kluwer NV	10,743	1,354
		1,827

Information Technology — 0.7%
ASML Holding NV	1,623	1,206
		1,206
Total Netherlands		8,102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Zealand — 0.1%
Health Care — 0.1%
Aroa Biosurgery Ltd *	22,919	$10
Fisher & Paykel Healthcare Corp Ltd	3,362	73
		83

Industrials — 0.0%
Air New Zealand Ltd	80,909	28

Information Technology — 0.0%
Xero Ltd *	507	54

Materials — 0.0%
Steel & Tube Holdings Ltd	20,968	8
Total New Zealand		173

Norway — 0.4%
Financials — 0.3%
Gjensidige Forsikring ASA	20,964	583
Sparebanken Ost	2,043	15
		598

Health Care — 0.0%
Medistim ASA	563	15

Industrials — 0.1%
Kongsberg Gruppen ASA	4,065	121
Total Norway		734

Peru — 0.0%
Materials — 0.0%
Volcan Cia Minera SAA *	154,079	16

Philippines — 0.0%
Consumer Discretionary — 0.0%
STI Education Systems Holdings Inc	616,000	16

Consumer Staples — 0.0%
RFM Corp	157,000	11
San Miguel Food and Beverage Inc	15,780	15
		26
Total Philippines		42

Poland — 0.5%
Communication Services — 0.1%
CD Projekt SA	713	49

Consumer Discretionary — 0.0%
CCC SA *	856	39
Oponeo.pl SA	848	21
VRG SA	2,427	3
		63

Energy — 0.1%
ORLEN SA	6,940	148

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 0.0%
Bank Polska Kasa Opieki SA	862	$43
Votum SA	3,965	49
		92

Information Technology — 0.2%
AB SA	3,132	86
Asseco Business Solutions SA	776	17
Comp SA *	1,972	143
Shoper SA	2,059	28
Spyrosoft SA *	49	8
Sygnity SA *	1,067	32
Text SA	3,279	46
		360

Materials — 0.0%
Arctic Paper SA *	5,499	14

Utilities — 0.1%
Enea SA	15,897	80
PGE Polska Grupa Energetyczna SA *	15,599	49
		129
Total Poland		855

Portugal — 0.0%
Financials — 0.0%
Banco Comercial Portugues SA, Cl R	69,281	59

Industrials — 0.0%
Martifer SGPS SA	4,760	13
Total Portugal		72

Qatar — 0.3%
Communication Services — 0.3%
Ooredoo QPSC	146,969	521

Russia — 0.0%
Energy — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.1%
Utilities — 0.1%
Saudi Electricity Co	25,652	99

Singapore — 1.5%
Communication Services — 0.1%
IGG Inc	50,164	30
Singapore Telecommunications Ltd	70,400	237
		267

Consumer Discretionary — 0.4%
Sea Ltd ADR *	3,687	688

Financials — 0.4%
DBS Group Holdings Ltd	11,010	433

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pacific Century Regional Developments Ltd	14,300	$5
Sing Investments & Finance Ltd	32,550	37
Singapore Exchange Ltd	7,700	99
		574

Industrials — 0.2%
Boustead Singapore Ltd	35,165	40
BRC Asia Ltd	77,500	245
ComfortDelGro Corp Ltd	52,000	59
Credit Bureau Asia Ltd	40,500	43
Grab Holdings Ltd, Cl A *	8,453	42
OKP Holdings Ltd	17,000	14
SBS Transit Ltd	3,900	10
Singapore Technologies Engineering Ltd	27,400	164
Tai Sin Electric Ltd	24,300	10
		627

Information Technology — 0.0%
CSE Global Ltd	70,000	38
STMicroelectronics NV	2,164	59
		97

Materials — 0.0%
OM Holdings Ltd	93,414	18

Real Estate — 0.4%
Centurion Corp Ltd	101,500	139
Keppel DC REIT ‡	59,000	108
Propnex Ltd	34,600	65
UOL Group Ltd	27,600	160
		472
Total Singapore		2,743

South Africa — 1.2%
Consumer Discretionary — 0.0%
Combined Motor Holdings Ltd	8,771	17

Consumer Staples — 0.4%
Clicks Group Ltd	34,988	737
Premier Group Ltd	3,801	31
		768

Financials — 0.1%
Capitec Bank Holdings Ltd	271	55

Information Technology — 0.0%
Altron Ltd, Cl A	6,201	6
Karooooo Ltd	688	36
		42

Materials — 0.7%
Anglo American PLC	37,872	1,166
Gold Fields Ltd ADR	1,617	54
		1,220
Total South Africa		2,102

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 3.6%
Communication Services — 0.0%
NAVER Corp	370	$57

Consumer Discretionary — 0.0%
Digital Daesung Co Ltd	1,925	11
Hyundai Livart Furniture Co Ltd	6,060	31
Kukbo Design Co Ltd	1,270	19
MegaStudy Co Ltd	1,038	8
Multicampus Co Ltd	1,160	28
Nature Holdings Co Ltd/The	2,954	23
Shinsegae Food Co Ltd	626	18
		138

Consumer Staples — 0.9%
APR Corp/Korea	536	87
LG H&H Co Ltd	5,238	1,112
Maeil Holdings Co Ltd	9,522	77
Samyang Foods Co Ltd	67	75
		1,351

Financials — 0.3%
Hana Financial Group Inc	5,877	346
KB Financial Group Inc	406	32
Mirae Asset Securities Co Ltd	3,187	44
NICE Holdings Co Ltd	2,655	26
Shinhan Financial Group Co Ltd	964	45
Woori Financial Group Inc	10,400	185
YuHwa Securities Co Ltd	10,015	20
		698

Health Care — 0.1%
Samsung Biologics Co Ltd *	81	58

Industrials — 1.4%
Doosan Bobcat Inc	33,098	1,264
Eusu Holdings Co Ltd	8,936	37
HD Hyundai Electric Co Ltd	126	44
HD Hyundai Heavy Industries Co Ltd	125	47
LG Corp	22,871	1,223
Rainbow Robotics *	263	52
		2,667

Information Technology — 0.9%
Samsung Electronics Co Ltd	28,158	1,407
SK Hynix Inc	1,121	214
		1,621

Materials — 0.0%
Hansol Holdings Co Ltd	6,298	14
Miwon Chemicals Co Ltd	184	11
SeAH Holdings Corp	7	1
		26
Total South Korea		6,616

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 1.1%
Consumer Discretionary — 0.4%
Industria de Diseno Textil SA	13,838	$685

Financials — 0.4%
Banco Santander SA	20,986	200
CaixaBank SA	47,308	472
Unicaja Banco SA	21,188	59
		731

Health Care — 0.0%
Laboratorio Reig Jofre SA	8,886	29
Prim SA	1,121	16
		45

Industrials — 0.3%
ACS Actividades de Construccion y Servicios SA	1,192	90
Aena SME SA	8,542	248
Grupo Empresarial San Jose SA	10,474	83
		421

Real Estate — 0.0%
Inmobiliaria Colonial Socimi SA ‡	7,201	47
Total Spain		1,929

Sweden — 1.5%
Communication Services — 0.1%
Telia Co AB	49,230	184

Consumer Discretionary — 0.0%
Nordrest Holding AB	1,300	30

Consumer Staples — 0.0%
Axfood AB	1,494	47

Financials — 0.0%
EQT AB	1,362	49

Industrials — 0.6%
Assa Abloy AB, Cl B	25,084	886
FM Mattsson AB, Cl B	67	–
Loomis AB, Cl B	1,142	51
		937

Information Technology — 0.8%
Dynavox Group AB *	6,755	90
Hexagon AB, Cl B	59,271	660
Lagercrantz Group AB, Cl B	1,829	43
Telefonaktiebolaget LM Ericsson ADR	70,951	558
		1,351

Materials — 0.0%
Arla Plast AB	2,194	14

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.0%
Cibus Nordic Real Estate AB publ	2,551	$46
Total Sweden		2,658

Switzerland — 4.0%
Consumer Discretionary — 0.8%
Lastminute.com NV	1,857	36
On Holding AG, Cl A *	897	40
Sportradar Group AG, Cl A *	4,123	128
Swatch Group AG/The	7,189	1,302
V-ZUG Holding AG	136	8
		1,514

Consumer Staples — 0.0%
Chocoladefabriken Lindt & Spruengli AG	5	76

Financials — 0.8%
Partners Group Holding AG	716	985
Swissquote Group Holding SA	200	131
UBS Group AG	7,941	322
		1,438

Health Care — 0.1%
Galderma Group AG	684	120

Industrials — 1.3%
ABB Ltd	24,425	1,641
Accelleron Industries AG	1,847	159
Belimo Holding AG	155	171
Geberit AG	39	29
Klingelnberg AG	428	7
Orell Fuessli AG	109	15
R&S Group Holding AG	1,126	52
Schindler Holding AG	88	33
VAT Group AG	1,168	382
		2,489

Information Technology — 0.7%
Cicor Technologies Ltd *	331	77
Logitech International SA	8,023	830
Temenos AG	2,114	188
		1,095

Materials — 0.2%
Sika AG	1,802	419

Real Estate — 0.1%
Allreal Holding AG	410	93
Total Switzerland		7,244

Taiwan — 4.2%
Communication Services — 0.0%
X-Legend Entertainment Co Ltd	8,000	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Tofu Restaurant Co Ltd	6,000	$40
Ya Horng Electronic Co Ltd	5,000	10
		50

Health Care — 0.0%
CALIWAY BIOPHARMACEUTICALS CO *	7,000	46

Industrials — 0.4%
104 Corp	14,000	103
Acter Group Corp Ltd	4,000	116
Bizlink Holding Inc	2,020	70
Eva Airways Corp	40,000	51
Evergreen Marine Corp Taiwan Ltd	2,200	13
General Plastic Industrial Co Ltd	13,000	12
Rich Honour International Designs Co Ltd	20,000	33
Taiwan Glass Industry Corp *	45,000	52
United Integrated Services Co Ltd	2,000	80
		530

Information Technology — 3.8%
Accton Technology Corp	3,000	99
ACES Electronic Co Ltd *	21,000	51
Asia Vital Components Co Ltd	2,000	65
ASROCK Inc	5,000	45
Asustek Computer Inc	28,000	576
AUO Corp	313,000	131
Chenbro Micom Co Ltd	3,000	59
Delta Electronics Inc	3,000	69
Elite Material Co Ltd	1,000	40
Genesis Technology Inc/Taiwan *	1,249	2
Global Lighting Technologies Inc	11,000	15
Himax Technologies Inc ADR	3,786	31
Hon Hai Precision Industry Co Ltd	7,000	46
King Slide Works Co Ltd	2,000	196
Kinsus Interconnect Technology Corp	9,000	33
Lotes Co Ltd	10,000	470
MediaTek Inc	18,000	800
Mitac Holdings Corp	24,200	76
Mitake Information Corp	4,000	8
MPI Corp	2,000	90
Novatek Microelectronics Corp	21,000	298
Parade Technologies Ltd	4,000	101
Realtek Semiconductor Corp	23,000	400
Sonix Technology Co Ltd	9,000	11
Taiwan Semiconductor Manufacturing Co Ltd	44,000	1,648
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,960	1,376
Test Research Inc	8,000	56
Zhen Ding Technology Holding Ltd	38,000	243
		7,035
Total Taiwan		7,686

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 0.6%
Communication Services — 0.1%
Advanced Info Service PCL	14,500	$132

Consumer Discretionary — 0.0%
Kang Yong Electric PCL	200	2
Somboon Advance Technology PCL NVDR	69,900	28
		30

Consumer Staples — 0.0%
Charoen Pokphand Foods PCL NVDR	80,100	54
Haad Thip PCL NVDR	35,600	16
Premier Marketing PCL NVDR	59,100	21
Thai Union Feedmill PCL NVDR	189,400	34
Thai Wah PCL NVDR	16,600	1
		126

Energy — 0.1%
PTT Exploration & Production PCL NVDR	36,100	125
Thai Oil PCL NVDR	11,062	11
		136

Financials — 0.3%
Bangkok Bank PCL NVDR	28,700	138
Beyond Securities PCL NVDR *	1,105,400	13
Kasikornbank PCL NVDR	16,900	88
Krung Thai Bank PCL NVDR	160,100	122
		361

Health Care — 0.0%
Ladprao General Hospital PCL	16,000	2

Industrials — 0.0%
Precise Corp PCL NVDR	195,200	15

Information Technology — 0.0%
Delta Electronics Thailand PCL NVDR	14,000	65
Netbay PCL NVDR	21,600	16
		81

Materials — 0.1%
Eastern Polymer Group PCL NVDR	168,000	15
Siam Cement PCL/The NVDR	38,100	254
Thantawan Industry PCL	7,600	6
		275
Total Thailand		1,158

Turkey — 0.2%
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	31,699	141
Pegasus Hava Tasimaciligi AS *	15,183	92
		233

Materials — 0.1%
Eldorado Gold Corp *	7,000	174
Total Turkey		407

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

United Arab Emirates — 0.7%
Energy — 0.2%
ADNOC Drilling Co PJSC	107,537	$161
Adnoc Gas PLC	176,651	160
NMDC Energy	108,322	74
		395

Financials — 0.2%
Abu Dhabi Islamic Bank PJSC	15,216	88
Abu Dhabi National Insurance Co PSC	6,055	12
Emirates NBD Bank PJSC	18,445	127
First Abu Dhabi Bank PJSC	55,139	249
National Bank of Ras Al-Khaimah PSC/The	5,223	12
		488

Industrials — 0.1%
Orascom Construction PLC	15,067	121
Salik Co PJSC	27,122	49
		170

Real Estate — 0.2%
Emaar Development PJSC	27,492	110
Emaar Properties PJSC	42,879	168
		278
Total United Arab Emirates		1,331

United Kingdom — 8.0%
Communication Services — 1.5%
ITV PLC	1,263,721	1,393
WPP PLC	231,248	1,226
		2,619

Consumer Discretionary — 2.3%
B&M European Value Retail SA	296,103	963
Burberry Group PLC *	81,522	1,415
Halfords Group PLC	41,980	78
InterContinental Hotels Group PLC	4,807	583
JD Sports Fashion PLC	1,007,855	1,308
Motorpoint group PLC	2,916	7
		4,354

Consumer Staples — 1.2%
Diageo PLC	20,761	575
Reckitt Benckiser Group PLC	21,796	1,629
		2,204

Energy — 0.0%
Afentra PLC *	59,806	40
Hargreaves Services PLC	5,863	61
		101

Financials — 1.0%
Barclays PLC ADR	11,555	227
Investec PLC	22,146	162
London Stock Exchange Group PLC	7,476	926
NatWest Group PLC	76,682	529

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Record PLC	18,356	$15
XPS Pensions Group PLC	2,585	12
		1,871

Industrials — 1.3%
Costain Group PLC	104,879	190
Diploma PLC	8,715	636
Eurocell PLC	8,287	16
International Consolidated Airlines Group SA	22,692	117
Mears Group PLC	59,243	275
RELX PLC	19,941	928
Speedy Hire PLC	93,165	33
		2,195

Information Technology — 0.6%
Halma PLC	24,541	1,091

Materials — 0.1%
Forterra PLC	43,417	112
Total United Kingdom		14,547

United States — 7.7%
Communication Services — 0.2%
Spotify Technology SA *	600	409

Consumer Discretionary — 0.7%
Samsonite International SA	590,735	1,288

Consumer Staples — 0.3%
JBS NV *	26,640	430
Molson Coors Canada Inc, Cl B	400	20
		450

Energy — 0.8%
BP PLC	252,162	1,474

Financials — 1.1%
Aon PLC, Cl A	2,592	951
Western Union Co/The	132,702	1,151
		2,102

Health Care — 2.6%
Envista Holdings Corp *	64,272	1,361
Novartis AG	3,381	429
QIAGEN NV	7,604	354
Roche Holding AG	4,039	1,319
Sanofi SA	12,139	1,205
		4,668

Industrials — 1.9%
Experian PLC	15,337	795
ManpowerGroup Inc	27,486	1,165
MDA Space Ltd *	1,276	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Signify NV	54,875	$1,450
		3,451

Information Technology — 0.1%
CyberArk Software Ltd *	264	120
Monday.com Ltd *	152	29
		149

Materials — 0.0%
Holcim AG	653	55
Titan Cement International SA	1,061	46
		101
Total United States		14,092

Total Common Stock
(Cost $147,037) ($ Thousands)		173,781

PREFERRED STOCK — 1.0%
Brazil — 0.1%
Financials — 0.1%
Banco Bradesco SA (A)	52,500	163
Itau Unibanco Holding SA(A)	13,290	94
		257
Total Brazil		257

Germany — 0.9%
Consumer Staples — 0.7%
Henkel AG & Co KGaA(A)	14,868	1,255
Health Care — 0.2%
Sartorius AG(A)	1,610	374
Total Germany		1,629

Total Preferred Stock
(Cost $2,023) ($ Thousands)		1,886
	Number of Warrants
WARRANT — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 *(B)	66	–

Total Warrant
(Cost $—) ($ Thousands)		–

	Number of Rights
RIGHTS — 0.0%
Hong Kong — 0.0%
XJ International Holdings Co, Expires 09/07/2025 *	1	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	2,745,629	$2,746
Total Cash Equivalent
(Cost $2,746) ($ Thousands)		2,746
Total Investments in Securities — 97.7%
(Cost $151,806) ($ Thousands)		$178,413

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	9	Sep-2025	$561	$564	$1
FTSE 100 Index	4	Sep-2025	497	498	(1)
Hang Seng Index	2	Sep-2025	325	321	(4)
S&P TSX 60 Index	2	Sep-2025	486	494	7
SPI 200 Index	3	Sep-2025	431	440	6
TOPIX Index	3	Sep-2025	624	628	–
			$2,924	$2,945	$9

A list of the open forward foreign currency contracts held by the Fund at August 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Northern Trust	10/04/25	USD	20	EUR	18	$1
Northern Trust	11/04/25	USD	11	EUR	10	1
Northern Trust	11/04/25	GBP	116	USD	148	(8)
						$(6)

A list of the open OTC swap agreement held by the Fund at August 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	1,411	$(389)	$–	$(389)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2025:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
7,553	NOVARTIS AG	$898	$49	63.6%
12,448	LOBLAW COS LTD	506	(2)	35.9
34,162	HSBC HOLDINGS PLC	409	27	29.0
6,965	EXPERIAN PLC	362	(3)	25.6
12,906	ENGIE SA	296	(32)	21.0
6,582	HALMA PLC	287	3	20.4
1,663	EURONEXT NV	276	(4)	19.5
37,939	NATWEST GROUP PLC	270	(6)	19.1
2,935	BNP PARIBAS	264	(2)	18.7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
1,795	VINCI SA	$261	$(20)	18.5%
29,826	ITALGAS SPA	255	12	18.1
20,778	ROLLS	250	49	17.7
9,000	MIZUHO FINANCIAL GROUP INC	246	52	17.5
1,568	ASTRAZENECA PLC	231	18	16.3
4,400	CHUGAI PHARMACEUTICAL CO LTD	228	(32)	16.2
1,302	NEXT PLC	223	(12)	15.8
6,275	COMPASS GROUP PLC	222	(10)	15.8
23,882	ENEL SPA	221	3	15.7
1,088	GTT	211	(9)	15.0
10,712	FRESNILLO PLC	206	52	14.6
7,600	SONY GROUP CORP	199	11	14.1
5,587	GENERALI ORD	199	18	14.1
6,014	UBS GROUP AG	194	48	13.7
256,000	PICC GROUP	189	42	13.4
45,412	CONVATEC PLC	178	(34)	12.6
9,277	CREDIT AGRICOLE	174	(6)	12.3
3,200	HKEX	171	12	12.1
18,400	JAPAN POST HOLDINGS CO LTD	171	17	12.1
3,035	3I GROUP PLC	170	(5)	12.0
4,259	KLEPIERRE	166	2	11.7
153,494	LLOYDS BANKING GROUP PLC	161	5	11.4
2,398	DIPLOMA PLC	156	18	11.1
738	AIRBUS SE	154	0	11.0
4,881	KEYERA CORP	150	6	10.6
4,800	SOMPO HOLDINGS INC	147	7	10.5
2,256	RYANAIR HLDGS	137	6	9.7
3,623	AMER SPORTS INC	134	7	9.5
585	GAMES WORKSHOP GROUP PLC	130	(8)	9.2
2,403	COCA	128	(8)	9.1
1,700	ADVANTEST CORP	110	24	7.8
250	L OREAL	110	6	7.8
24,701	BARCLAYS PLC	109	11	7.8
24,135	INTL CONSOLIDATED AIRLINE	107	18	7.6
6,681	STANDARD CHARTERED PLC	107	18	7.6
6,982	BABCOCK INTL GROUP PLC	100	(5)	7.1
1,618	SOCIETE GENERALE	99	0	7.0
1,329	RECKITT BENCKISER GROUP PLC	99	1	7.0
469	AIR LIQUIDE	97	(1)	6.9
4,057	CARNIVAL ADR	95	22	6.8
308	SAFRAN SA	93	9	6.6
International Custom Basket of Short Securities
Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(3,320)	CANADIAN NATIONAL RAILWAY	$(348)	$30	(24.7)%
(10,679)	ASSOCIATED BRITISH FOODS PLC	(300)	(9)	(21.3)
(20,746)	TOKYO METRO CO LTD	(236)	(4)	(16.8)
(392,200)	GENTING SINGAPORE LIMITED	(223)	3	(15.8)
(19,800)	ONO PHARMACEUTICAL CO LTD	(215)	(7)	(15.2)
(2,558)	SPIRAX GROUP PLC	(207)	(44)	(14.6)
(103,000)	CAPITALAND INVESTMENT LTD/SI	(206)	(14)	(14.6)
(16,900)	KYOCERA CORP	(200)	(26)	(14.2)
(1,921)	DESCARTES SYS	(198)	7	(14.0)
(32,774)	APA GROUP	(180)	(7)	(12.8)
(191,100)	MAPLETREE LOGISTICS TRUST	(171)	(10)	(12.1)
(6,085)	CDN UTILITIES	(170)	0	(12.1)
(5,200)	AGC INC	(152)	(10)	(10.8)
(13,200)	ASTELLAS PHARMA INC	(150)	5	(10.7)
(2,200)	YAMATO KOGYO CO LTD	(134)	(10)	(9.5)
(135,613)	XINYI GLASS	(133)	(14)	(9.5)
(4,384)	ADECCO GROUP AG	(129)	(10)	(9.1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(3,990)	VALMET OYJ	$(128)	$(10)	(9.1)%
(3,929)	CDN APART UN	(126)	5	(9.0)
(35,872)	B&M EUROPEAN VALUE RETAIL SA	(125)	4	(8.9)
(5,542)	BCE INC	(124)	(13)	(8.8)
(6,447)	CVC CAPITAL PARTNERS PLC	(119)	(10)	(8.4)
(3,073)	GREAT	(117)	(5)	(8.3)
(1,571)	WEST FRASER	(114)	0	(8.1)
(9,900)	SG HOLDINGS CO LTD	(114)	8	(8.1)
(597)	WASTE CONNECTIONS INC	(112)	2	(7.9)
(632)	SWATCH GROUP I	(107)	(6)	(7.6)
(57,300)	SEVEN BANK LTD	(105)	(8)	(7.4)
(3,057)	SGH LTD	(102)	2	(7.3)
(17,742)	NEXI SPA	(101)	(10)	(7.2)
(5,273)	SIG GROUP AG	(101)	19	(7.2)
(6,838)	GLANBIA	(100)	(13)	(7.1)
(15,200)	PENTA	(94)	(16)	(6.7)
(8,100)	ODAKYU ELECTRIC RAILWAY CO LTD	(94)	1	(6.7)
(4,082)	NIKKON HOLDINGS CO LTD	(90)	2	(6.4)
(15,016)	ALGONQUIN PWR & UTILS CORP	(88)	1	(6.2)
(72)	BARRY CALLEBAUT	(87)	(10)	(6.2)
(92,200)	MAPLETREE PAN ASIA COMMERCIAL	(87)	(12)	(6.1)
(4,400)	NIPPON EXPRESS HOLDINGS INC	(85)	(11)	(6.0)
(6,333)	FUGRO CERT	(84)	(4)	(5.9)
(534)	BOYD GROUP SERVICES INC	(81)	(6)	(5.8)
(3,500)	HU GROUP HOLDINGS INC	(76)	(11)	(5.4)
(4,400)	FUJI CORP	(76)	(7)	(5.4)
(765)	COLOPLAST B	(76)	3	(5.4)
(676)	BCV N	(75)	(3)	(5.3)
(3,300)	WEST JAPAN RAILWAY CO	(74)	0	(5.2)
(8,700)	SUMCO CORP	(73)	(1)	(5.2)
(4,377)	MONDI PLC	(70)	9	(5.0)
(1,311)	ALIMENT COUC A	(70)	4	(5.0)
(1,270)	BROOKFIELD ASSET MGMT	(70)	(7)	(4.9)
(131,467)	ELEKTA B	(1)	0	(1.5)

Percentages are based on Net Assets of $182,590 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,002	$3,522	$(4,778)	$—	$—	$2,746	$27	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%
Argentina — 0.5%
Industrials — 0.3%
Corp America Airports SA *	82,327	$1,771

Materials — 0.2%
Loma Negra Cia Industrial Argentina SA ADR *	144,315	1,343
Total Argentina		3,114

Australia — 0.6%
Materials — 0.6%
OceanaGold Corp	41,426	757
SolGold PLC *	16,965,561	3,443
		4,200
Total Australia		4,200

Bangladesh — 1.1%
Financials — 0.8%
BRAC Bank PLC	9,749,242	5,724

Health Care — 0.3%
Square Pharmaceuticals PLC	1,006,221	1,842
Total Bangladesh		7,566

Belgium — 0.2%
Industrials — 0.1%
Cenergy Holdings SA	79,094	1,010

Information Technology — 0.1%
Melexis NV	7,649	606
Total Belgium		1,616

Brazil — 4.9%
Communication Services — 0.6%
TIM SA/Brazil	978,100	4,107

Consumer Discretionary — 0.9%
C&A MODAS SA	120,100	374
Cogna Educacao SA	1,020,276	547
Cury Construtora e Incorporadora SA	54,400	346
Cyrela Brazil Realty SA Empreendimentos e Participacoes	88,500	461
Direcional Engenharia SA	161,100	461
Guararapes Confeccoes SA	180,200	312
Vibra Energia SA	91,400	408
Vivara Participacoes SA	170,414	912
Vulcabras SA	271,264	1,073
YDUQS Participacoes SA	74,600	182
		5,076
Consumer Staples — 0.3%
Raia Drogasil SA	203,831	666
Sendas Distribuidora S/A	686,800	1,329
		1,995
Energy — 0.5%
Petroleo Brasileiro SA ADR, Cl A	305,503	3,504

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 1.6%
Inter & Co Inc, Cl A	251,072	$2,157
Itau Unibanco Holding SA ADR	927,524	6,622
NU Holdings Ltd/Cayman Islands, Cl A *	49,005	725
Pagseguro Digital Ltd, Cl A	86,400	774
XP Inc, Cl A	54,378	986
		11,264
Industrials — 0.2%
Embraer SA ADR	22,279	1,255

Information Technology — 0.2%
TOTVS SA	140,100	1,114

Materials — 0.2%
Gerdau SA ADR	127,903	394
Sigma Lithium Corp *	116,199	780
		1,174
Utilities — 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	88,871	2,000
CPFL Energia SA	139,600	1,010
		3,010
Total Brazil		32,499

Canada — 0.9%
Information Technology — 0.3%
Celestica Inc *	8,638	1,682

Materials — 0.6%
Aya Gold & Silver Inc *	136,792	1,360
Capstone Copper Corp *	183,302	1,311
Pan American Silver Corp	45,118	1,531
		4,202
Total Canada		5,884

Cayman Islands — 0.1%
Industrials — 0.1%
Theon International PLC	19,013	554

Chile — 0.2%
Consumer Discretionary — 0.1%
Falabella SA	74,251	425

Industrials — 0.0%
Latam Airlines Group SA *	11,202,657	283

Utilities — 0.1%
Enel Chile SA ADR	208,093	726
Total Chile		1,434

China — 18.8%
Communication Services — 4.1%
Baidu Inc ADR *	44,915	4,280
Hello Group Inc ADR	28,755	239
iQIYI Inc ADR *	427,815	1,134
JOYY Inc ADR	6,359	344
Meitu Inc	3,232,168	4,924

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetEase Inc ADR	11,459	$1,561
Tencent Holdings Ltd	180,153	13,951
Tencent Music Entertainment Group ADR	29,868	732
Weibo Corp ADR	34,627	397
		27,562
Consumer Discretionary — 5.8%
Alibaba Group Holding Ltd	711,300	11,777
Alibaba Group Holding Ltd ADR	22,718	3,067
Atour Lifestyle Holdings Ltd ADR	6,467	252
Bethel Automotive Safety Systems Co Ltd, Cl A	124,426	830
BYD Co Ltd, Cl A	55,200	882
Geely Automobile Holdings Ltd	321,000	810
Gree Electric Appliances Inc of Zhuhai, Cl A	61,800	369
Guangdong Xinbao Electrical Appliances Holdings Co Ltd, Cl A	94,867	217
Haier Smart Home Co Ltd, Cl A	1,518,800	5,157
JD.com Inc ADR	131,833	4,096
Meituan, Cl B *	32,600	434
MINISO Group Holding Ltd	69,600	425
Minth Group Ltd	455,923	1,937
Nexteer Automotive Group Ltd	1,807,534	1,598
PDD Holdings Inc ADR *	5,303	637
Pop Mart International Group Ltd	46,600	1,937
Tongcheng Travel Holdings Ltd	380,738	1,077
Vipshop Holdings Ltd ADR	166,815	2,792
		38,294
Consumer Staples — 0.4%
Chongqing Baiya Sanitary Products Co Ltd, Cl A	174,300	750
Giant Biogene Holding Co ltd	120,600	840
Guangdong Haid Group Co Ltd, Cl A	62,798	541
Uni-President China Holdings Ltd	791,434	945
		3,076
Energy — 0.1%
PetroChina Co Ltd, Cl H	858,000	831

Financials — 2.8%
Agricultural Bank of China Ltd, Cl H	1,435,000	970
China Construction Bank Corp, Cl H	3,610,000	3,494
China Galaxy Securities Co Ltd, Cl H	318,500	460
China Life Insurance Co Ltd, Cl H	249,000	774
China Pacific Insurance Group Co Ltd, Cl H	194,800	894
Industrial & Commercial Bank of China Ltd, Cl H	609,000	453
New China Life Insurance Co Ltd, Cl H	125,800	783
People's Insurance Co Group of China Ltd/The, Cl H	1,060,000	953
PICC Property & Casualty Co Ltd	1,610,000	3,891
Ping An Insurance Group Co of China Ltd, Cl H	772,500	5,624
Qifu Technology Inc ADR	21,237	618
		18,914

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.7%
3SBio Inc	320,000	$1,204
Akeso Inc *	30,366	612
BeiGene Ltd *	21,648	515
China Resources Pharmaceutical Group Ltd	345,500	217
Medlive Technology Co Ltd	431,957	783
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	711,119	537
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	21,100	719
WuXi AppTec Co Ltd, Cl H	18,900	263
		4,850
Industrials — 2.3%
China Railway Group Ltd, Cl H	1,284,000	653
CITIC Ltd	558,000	801
Contemporary Amperex Technology Co Ltd, Cl A	201,748	8,655
COSCO SHIPPING Holdings Co Ltd, Cl H	693,050	1,208
DiDi Global Inc ADR *	365,906	2,141
Dongfang Electric Corp Ltd, Cl H	253,747	570
Sinotruk Hong Kong Ltd	182,822	533
Yutong Bus Co Ltd, Cl A	159,700	619
		15,180
Information Technology — 1.4%
AsiaInfo Technologies Ltd	651,216	865
GDS Holdings Ltd, Cl A *	348,597	1,510
Hengtong Optic-electric Co Ltd, Cl A	178,600	513
INNOSCIENCE SUZHOU TECHNOLOGY *	95,963	1,064
Kingdee International Software Group Co Ltd *	576,331	1,218
Lenovo Group Ltd	370,000	531
Q Technology Group Co Ltd	564,808	1,170
Xiaomi Corp, Cl B *	323,800	2,210
		9,081
Materials — 0.6%
China Hongqiao Group Ltd	357,000	1,175
China National Building Material Co Ltd, Cl H	2,126,996	1,545
Yunnan Yuntianhua Co Ltd, Cl A	79,400	303
Zhejiang NHU Co Ltd, Cl A	268,569	937
		3,960
Real Estate — 0.5%
China Resources Land Ltd	877,000	3,469

Utilities — 0.1%
Kunlun Energy Co Ltd	516,000	480
Total China		125,697

Colombia — 0.1%
Energy — 0.1%
Gran Tierra Energy Inc *	226,147	922

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Democratic Republic of Congo — 0.3%
Materials — 0.3%
Ivanhoe Mines Ltd, Cl A *	250,529	$2,215

Egypt — 0.5%
Financials — 0.5%
Commercial International Bank - Egypt GDR	1,957,752	3,563

Georgia — 0.0%
Financials — 0.0%
TBC Bank Group PLC	3,370	199

Germany — 0.1%
Information Technology — 0.1%
PVA TePla AG *	20,397	633

Ghana — 0.1%
Energy — 0.1%
Tullow Oil PLC *	4,058,341	590

Greece — 2.1%
Consumer Discretionary — 0.2%
OPAP SA	59,692	1,340

Financials — 1.7%
Eurobank Ergasias Services and Holdings SA	1,434,701	5,275
Piraeus Financial Holdings SA	802,663	6,215
		11,490
Real Estate — 0.2%
LAMDA Development SA *	140,667	1,218
Total Greece		14,048

Hong Kong — 0.7%
Consumer Discretionary — 0.5%
Johnson Electric Holdings Ltd	458,468	1,684
Melco Resorts & Entertainment Ltd ADR *	110,853	1,102
		2,786
Information Technology — 0.2%
Cowell e Holdings Inc *	359,968	1,603
Total Hong Kong		4,389

Hungary — 0.5%
Financials — 0.5%
OTP Bank Nyrt	39,095	3,408

India — 8.7%
Communication Services — 0.3%
Bharti Airtel Ltd	72,065	1,545
Indus Towers Ltd *	245,747	944
		2,489
Consumer Discretionary — 0.6%
Cartrade Tech Ltd *	47,915	1,303
Exide Industries Ltd	165,614	745
Lemon Tree Hotels Ltd *	821,760	1,546

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mahindra & Mahindra Ltd	24,827	$901
		4,495
Consumer Staples — 0.4%
Jyothy Labs Ltd	139,745	540
Mrs Bectors Food Specialities Ltd	67,742	1,059
Varun Beverages Ltd	152,106	841
		2,440
Energy — 0.5%
Bharat Petroleum Corp Ltd	134,611	471
Petronet LNG Ltd	429,018	1,311
Reliance Industries Ltd	80,300	1,237
		3,019
Financials — 3.6%
Bank of India	140,041	175
BSE Ltd	17,780	423
Canara Bank	489,989	577
Cholamandalam Financial Holdings Ltd	66,634	1,304
Federal Bank Ltd	1,426,199	3,102
HDFC Asset Management Co Ltd	6,896	427
HDFC Bank Ltd ADR	53,083	3,777
ICICI Bank Ltd ADR	153,880	4,884
ICICI Bank Ltd	122,803	1,946
L&T Finance Ltd	88,371	218
LIC Housing Finance Ltd	57,535	362
Muthoot Finance Ltd	18,182	544
PB Fintech Ltd *	116,131	2,332
PNB Housing Finance Ltd	105,239	899
REC Ltd	348,727	1,385
Shriram Finance Ltd	152,528	1,005
South Indian Bank Ltd/The	849,362	282
		23,642
Health Care — 0.7%
Aster DM Healthcare Ltd	183,118	1,248
Dr Lal PathLabs Ltd	7,223	271
Fortis Healthcare Ltd	44,543	460
Global Health Ltd/India	19,037	296
Jubilant Pharmova Ltd, Cl A	14,429	167
Lupin Ltd	24,925	536
Narayana Hrudayalaya Ltd	90,556	1,800
		4,778
Industrials — 0.6%
Adani Ports & Special Economic Zone Ltd	46,269	689
Ashoka Buildcon Ltd *	414,458	813
InterGlobe Aviation Ltd	9,670	620
KEC International Ltd	96,356	882
Polycab India Ltd	4,280	344
Thermax Ltd	19,153	697
		4,045
Information Technology — 0.7%
Genus Power Infrastructures Ltd	346,353	1,288
HCL Technologies Ltd	34,557	570
Infosys Ltd ADR	85,411	1,437

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaynes Technology India Ltd *	16,170	$1,120
		4,415
Materials — 0.5%
Chambal Fertilisers and Chemicals Ltd	31,302	192
Coromandel International Ltd	28,853	755
Hindalco Industries Ltd	72,730	581
JK Cement Ltd	4,460	352
NMDC Ltd	323,303	253
Paradeep Phosphates Ltd	136,256	336
Rallis India Ltd	57,861	228
Solar Industries India Ltd	2,181	341
Steel Authority of India Ltd	245,717	331
Welspun Corp Ltd	29,830	286
		3,655
Real Estate — 0.7%
Brigade Enterprises Ltd	110,423	1,156
Phoenix Mills Ltd/The	124,514	2,126
Sobha Ltd	67,428	1,095
		4,377
Utilities — 0.1%
Mahanagar Gas Ltd	16,031	228
NHPC Ltd	699,371	613
		841
Total India		58,196

Indonesia — 3.8%
Consumer Staples — 1.3%
Cisarua Mountain Dairy PT TBK	5,201,400	1,577
First Pacific Co Ltd	6,012,000	5,153
Indofood Sukses Makmur Tbk PT	524,900	237
Ultrajaya Milk Industry & Trading Co Tbk PT	24,860,200	1,923
		8,890
Financials — 1.0%
Bank Central Asia Tbk PT	1,617,400	792
Bank Mandiri Persero Tbk PT	1,920,500	550
Bank Rakyat Indonesia Persero Tbk PT	19,486,327	4,784
Bank Syariah Indonesia Tbk PT	3,411,749	561
		6,687
Health Care — 0.6%
Medikaloka Hermina Tbk PT	38,826,800	3,903

Industrials — 0.1%
Astra International Tbk PT	1,593,900	532

Materials — 0.5%
Aneka Tambang Tbk	4,719,573	875
Trimegah Bangun Persada Tbk PT	33,682,739	2,109
Vale Indonesia Tbk PT	1,700,700	386
		3,370
Real Estate — 0.3%
Pakuwon Jati Tbk PT	80,700,984	1,821

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.0%
Perusahaan Gas Negara Tbk PT	1,958,600	$203
Total Indonesia		25,406

Israel — 0.6%
Energy — 0.6%
Energean PLC	292,538	3,772

Japan — 0.2%
Information Technology — 0.2%
Maruwa Co Ltd/Aichi	5,200	1,404

Kazakhstan — 2.2%
Energy — 0.6%
NAC Kazatomprom JSC GDR	89,280	4,027

Financials — 1.0%
Halyk Savings Bank of Kazakhstan JSC GDR	235,040	6,172
Kaspi.KZ JSC ADR	5,198	488
		6,660
Industrials — 0.6%
Air Astana JSC GDR	763,226	4,263
Total Kazakhstan		14,950

Kenya — 0.8%
Financials — 0.8%
Equity Group Holdings PLC/Kenya	8,578,063	3,718
KCB Group PLC	4,504,600	1,894
		5,612
Total Kenya		5,612

Luxembourg — 0.4%
Consumer Staples — 0.4%
ZABKA GROUP SA *	483,643	2,894

Macao — 0.2%
Consumer Discretionary — 0.2%
MGM China Holdings Ltd	745,651	1,532

Malaysia — 0.4%
Consumer Discretionary — 0.1%
ECO-SHOP MARKETING BHD	2,436,100	767

Consumer Staples — 0.2%
99 Speed Mart Retail Holdings Bhd	1,758,524	1,048

Industrials — 0.1%
My EG Services Bhd	1,482,600	301
Sime Darby Bhd	423,600	208
		509
Total Malaysia		2,324

Mexico — 1.6%
Consumer Discretionary — 0.1%
Alsea SAB de CV *	146,592	424

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.1%
BBB Foods Inc, Cl A *	32,760	$881

Financials — 0.9%
Gentera SAB de CV	140,700	345
Grupo Financiero Banorte SAB de CV, Cl O	617,300	5,629
Qualitas Controladora SAB de CV	77,800	702
		6,676
Industrials — 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	43,646	1,047

Materials — 0.2%
Cemex SAB de CV ADR	164,017	1,491

Real Estate — 0.1%
Fibra Uno Administracion SA de CV ‡	329,600	465
Total Mexico		10,984

Netherlands — 0.2%
Energy — 0.2%
SBM Offshore NV	43,054	1,178

New Zealand — 0.1%
Consumer Staples — 0.1%
a2 Milk Co Ltd/The	47,943	301

Nigeria — 2.2%
Energy — 0.8%
SEPLAT Energy PLC	1,571,373	5,341

Financials — 1.4%
Guaranty Trust Holding Co PLC	92,444,993	5,534
Zenith Bank PLC	80,532,933	3,466
		9,000
Total Nigeria		14,341

Pakistan — 1.0%
Financials — 0.8%
Bank Alfalah Ltd	7,032,189	2,624
Habib Bank Ltd	2,672,406	2,432
		5,056
Information Technology — 0.2%
Air Link Communication Ltd	3,080,243	1,635
Total Pakistan		6,691

Peru — 1.7%
Financials — 0.9%
Credicorp Ltd	17,833	4,587
Intercorp Financial Services Inc	31,336	1,245
		5,832
Health Care — 0.4%
Auna SA, Cl A *	442,896	2,786

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.4%
Hochschild Mining PLC	765,989	$2,913
Total Peru		11,531

Philippines — 2.5%
Consumer Staples — 0.1%
Century Pacific Food Inc	889,819	571

Industrials — 0.9%
Ayala Corp	278,789	2,659
GT Capital Holdings Inc	306,400	3,701
		6,360
Materials — 0.6%
OceanaGold Philippines Inc	11,796,900	4,136

Real Estate — 0.9%
Ayala Land Inc	4,957,700	2,429
Robinsons Land Corp	12,849,600	3,303
		5,732
Total Philippines		16,799

Poland — 0.8%
Financials — 0.4%
Alior Bank SA	42,771	1,218
Powszechny Zaklad Ubezpieczen SA	50,602	842
Warsaw Stock Exchange	38,488	617
		2,677
Health Care — 0.3%
DIAGNOSTYKA SA	33,362	1,857

Materials — 0.1%
KGHM Polska Miedz SA *	25,586	899
Total Poland		5,433

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR	556,416	–

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *	30,008	–

Energy — 0.0%
LUKOIL PJSC ADR *(A)	68,718	–
Surgutneftegas PJSC ADR *	416,721	–
		–
Financials — 0.0%
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Sberbank of Russia PJSC ADR (A)	93,380	–
		–
Total Russia		—

Saudi Arabia — 0.8%
Consumer Discretionary — 0.0%
United Electronics Co	10,270	248

Financials — 0.2%
Arab National Bank	35,133	220

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bupa Arabia for Cooperative Insurance Co	16,338	$636
Saudi National Bank/The	80,436	745
		1,601
Health Care — 0.2%
National Medical Care Co	22,287	1,025

Materials — 0.3%
Saudi Kayan Petrochemical Co *	1,607,038	2,190

Utilities — 0.1%
AlKhorayef Water & Power Technologies Co	8,607	290
Total Saudi Arabia		5,354

Singapore — 0.9%
Consumer Discretionary — 0.9%
Sea Ltd ADR *	31,698	5,913

Slovenia — 0.8%
Financials — 0.8%
Nova Ljubljanska Banka dd GDR	147,463	5,542

South Africa — 3.2%
Communication Services — 0.1%
MTN Group Ltd	86,106	729

Consumer Discretionary — 1.8%
Naspers Ltd, Cl N	36,810	12,108

Financials — 0.7%
Absa Group Ltd	266,011	2,840
Capitec Bank Holdings Ltd	5,052	1,019
Old Mutual Ltd	770,345	605
OUTsurance Group Ltd	213,481	916
		5,380
Materials — 0.5%
Gold Fields Ltd ADR	34,951	1,170
Impala Platinum Holdings Ltd *	116,969	1,058
Northam Platinum Holdings Ltd	39,205	438
		2,666
Real Estate — 0.1%
Growthpoint Properties Ltd ‡	459,041	374
Total South Africa		21,257

South Korea — 11.2%
Communication Services — 0.4%
KT Corp	13,689	532
KT Corp ADR	71,605	1,450
LG Uplus Corp	38,613	412
		2,394
Consumer Discretionary — 2.2%
Coupang Inc, Cl A *	45,060	1,288
Coway Co Ltd	38,797	2,896
Hankook Tire & Technology Co Ltd	10,931	315
Hyundai Mobis Co Ltd	3,924	896
Hyundai Motor Co	4,555	717
Kangwon Land Inc	20,529	266

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kia Corp	86,926	$6,577
LG Electronics Inc	44,731	2,370
Youngone Corp	6,080	256
		15,581
Consumer Staples — 0.7%
APR Corp/Korea	10,987	1,792
Cosmax Inc	8,478	1,317
D'ALBA GLOBAL CO LTD *	4,506	581
KT&G Corp	4,098	396
		4,086
Financials — 2.0%
BNK Financial Group Inc	120,859	1,250
DB Insurance Co Ltd	5,013	474
Hana Financial Group Inc	118,434	6,982
KIWOOM Securities Co Ltd	2,142	316
Korea Investment Holdings Co Ltd	5,420	523
NH Investment & Securities Co Ltd	53,926	753
Samsung Securities Co Ltd	7,980	394
Shinhan Financial Group Co Ltd	35,073	1,643
Woori Financial Group Inc	43,552	777
		13,112
Health Care — 0.7%
Classys Inc	29,338	1,098
Hugel Inc *	4,898	1,107
PharmaResearch Co Ltd	4,600	2,238
		4,443
Industrials — 2.8%
GS Holdings Corp	6,939	227
Hanwha Corp	9,296	558
HD Hyundai Marine Solution Co Ltd	11,424	1,747
HD HYUNDAI MIPO	10,477	1,540
HD Korea Shipbuilding & Offshore Engineering Co Ltd	2,865	835
Hyundai Glovis Co Ltd	4,097	542
Hyundai Rotem Co Ltd	33,057	4,560
JVM Co Ltd	28,971	621
Korean Air Lines Co Ltd	18,592	316
LG Corp	6,050	323
LIG Nex1 Co Ltd	1,682	591
LX INTERNATIONAL CORP	9,186	196
Samsung E&A Co Ltd	10,482	219
Sanil Electric Co LTD	12,266	975
SK Square Co Ltd *	52,346	5,552
		18,802
Information Technology — 2.1%
DB HiTek Co Ltd	7,074	232
Park Systems Corp	4,679	859
RFHIC Corp	28,872	545
Samsung Electronics Co Ltd	186,112	9,298
SK Hynix Inc	17,081	3,255
		14,189

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.2%
LG Chem Ltd	8,231	$1,635

Utilities — 0.1%
Korea Electric Power Corp	22,028	578
Total South Korea		74,820

Taiwan — 12.4%
Consumer Discretionary — 0.1%
Johnson Health Tech Co Ltd	164,007	768
Pou Chen Corp	280,000	263
Sports Gear Co Ltd	54,949	187
		1,218
Financials — 0.6%
CTBC Financial Holding Co Ltd	2,815,000	3,776

Industrials — 1.0%
Advanced Energy Solution Holding cO lTD	15,000	658
Bizlink Holding Inc	92,785	3,229
Eva Airways Corp	525,000	665
Evergreen Aviation Technologies Corp	152,044	917
Evergreen Marine Corp Taiwan Ltd	113,800	688
Kaori Heat Treatment Co Ltd	56,000	702
		6,859
Information Technology — 10.7%
Accton Technology Corp	36,000	1,185
Arcadyan Technology Corp	268,250	2,069
Asia Vital Components Co Ltd	65,305	2,132
ASPEED Technology Inc	7,718	1,255
Asustek Computer Inc	199,000	4,094
Delta Electronics Inc	50,000	1,152
Elan Microelectronics Corp	191,310	743
Elite Material Co Ltd	60,489	2,394
Gigabyte Technology Co Ltd	63,000	566
Gold Circuit Electronics Ltd	181,024	2,967
Hon Hai Precision Industry Co Ltd	244,912	1,617
King Slide Works Co Ltd	17,536	1,719
King Yuan Electronics Co Ltd	306,896	1,553
Macronix International Co Ltd *	1,102,000	721
MediaTek Inc	25,765	1,145
Quanta Computer Inc	72,000	613
Simplo Technology Co Ltd	18,000	232
Taiwan Semiconductor Manufacturing Co Ltd	1,064,000	39,848
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,391	2,168
Taiwan Surface Mounting Technology Corp	73,000	255
Universal Microwave Technology Inc	55,003	708
Wistron Corp	207,000	759
Wiwynn Corp	9,000	864
		70,759
Total Taiwan		82,612

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 0.8%
Consumer Discretionary — 0.1%
Com7 PCL, Cl F	430,900	$340

Consumer Staples — 0.1%
Charoen Pokphand Foods PCL	445,900	302
NSL Foods PCL NVDR	889,918	818
		1,120
Financials — 0.6%
Kasikornbank PCL NVDR	783,700	4,076
Total Thailand		5,536

Turkey — 1.1%
Consumer Discretionary — 0.1%
Dogus Otomotiv Servis ve Ticaret AS	28,429	131
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	619,445	673
		804
Consumer Staples — 0.2%
Ulker Biskuvi Sanayi AS	346,933	956

Financials — 0.4%
Albaraka Turk Katilim Bankasi AS	3,209,420	675
Haci Omer Sabanci Holding AS	882,414	2,021
		2,696
Health Care — 0.1%
MLP Saglik Hizmetleri AS, Cl B *	106,705	928

Industrials — 0.2%
AG Anadolu Grubu Holding AS, Cl A	373,560	261
Pegasus Hava Tasimaciligi AS *	76,000	460
Turk Hava Yollari AO	78,906	643
		1,364
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	796,243	401
Total Turkey		7,149

United Arab Emirates — 2.8%
Communication Services — 0.0%
Bayanat AI PLC *	366,489	192
Emirates Telecommunications Group Co PJSC	72,644	358
		550
Consumer Discretionary — 0.3%
Alef Education Holding PLC	6,479,511	1,800
TALABAT HOLDING PLC	440,819	142
		1,942
Industrials — 0.1%
E7 Group PJSC	1,434,731	488

Information Technology — 0.2%
Presight AI Holding PLC *	1,079,843	1,042

Real Estate — 2.2%
Aldar Properties PJSC	201,972	528
Emaar Development PJSC	931,578	3,736

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emaar Properties PJSC	2,354,715	$9,231
RAK Properties PJSC *	2,074,432	892
		14,387
Total United Arab Emirates		18,409

United Kingdom — 0.2%
Consumer Discretionary — 0.1%
Pepco Group NV	100,116	589

Materials — 0.1%
Anglogold Ashanti PLC	12,790	718
Total United Kingdom		1,307

United States — 0.3%
Consumer Staples — 0.2%
JBS NV *	67,814	1,096

Information Technology — 0.1%
Cognizant Technology Solutions Corp, Cl A	11,914	861
Total United States		1,957

Vietnam — 1.9%
Consumer Staples — 0.4%
Masan Group Corp *	819,300	2,581

Financials — 0.9%
Military Commercial Joint Stock Bank	3,782,916	3,977
Vietnam Technological & Commercial Joint Stock Bank *	1,519,840	2,284
		6,261
Real Estate — 0.6%
Vinhomes JSC *	1,032,100	4,092
Total Vietnam		12,934

Zambia — 0.2%
Materials — 0.2%
First Quantum Minerals Ltd *	91,664	1,607

Total Common Stock
(Cost $474,805) ($ Thousands)		640,276

PREFERRED STOCK — 1.7%
Brazil — 0.2%
Financials — 0.1%
Banco Bradesco SA(B)	134,900	418
Industrials — 0.1%
Marcopolo SA(B)	436,808	743
Total Brazil		1,161

Colombia — 0.2%
Financials — 0.2%
Banco Davivienda SA*(B)	215,784	1,295

South Korea — 1.3%
Consumer Discretionary — 0.6%
Hyundai Motor Co (B)	28,811	3,458

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
LG Electronics Inc(B)	23,163	$607
		4,065
Information Technology — 0.6%
Samsung Electronics Co Ltd(B)	104,571	4,246
Materials — 0.1%
LG Chem Ltd(B)	5,906	578
Total South Korea		8,889

Total Preferred Stock
(Cost $12,827) ($ Thousands)		11,345

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	7,326,975	7,327
Total Cash Equivalent
(Cost $7,327) ($ Thousands)		7,327
Total Investments in Securities — 98.5%
(Cost $494,959) ($ Thousands)		$658,948

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	73	Sep-2025	$4,630	$4,617	$(13)

Percentages are based on Net Assets of $669,007 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,577	$38,671	$(41,921)	$—	$—	$7,327	$80	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 32.1%
Aerospace & Defense — 0.5%
Cobham Ultra SeniorCo SARL, Facility B (USD), 1st Lien
8.177%, CME Term SOFR + 3.750%, 08/03/2029 (A)	$746	$747
Kaman Corporation, Delayed Draw Term Loan
7.078%, CME Term SOFR + 2.800%, 02/26/2032 (A)	4	4
Kaman Corporation, Initial Term Loan
7.025%, CME Term SOFR + 2.750%, 02/26/2032 (A)	291	292
Kaman Corporation, Initial Term Loan, 1st Lien
7.025%, CME Term SOFR + 2.800%, 02/26/2032 (A)	157	157
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.796%, CME Term SOFR + 2.500%, 02/28/2031 (A)	178	178
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.046%, CME Term SOFR + 2.750%, 03/22/2030 (A)	517	518
		1,896

Air Transport — 0.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 04/20/2028 (A)	773	770

Automotive — 0.9%
American Auto Auction Group LLC, 2025 Refinancing Term Loan, 1st Lien
8.816%, 05/28/2032	317	319
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan
8.430%, 04/06/2028	244	238
Belron Finance 2019 LLC, 2031 Dollar Term Loan
6.742%, 10/16/2031	607	609
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 05/06/2030 (A)	893	893
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B-1 Loan, 1st Lien
6.833%, CME Term SOFR + 2.500%, 04/23/2031 (A)	969	967

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 1st Lien
9.471%, CME Term SOFR + 5.000%, 01/31/2028 (A)	$114	$107
Wand Newco 3, Inc., Tranche B-2 Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.750%, 01/30/2031 (A)	835	833
		3,966

Building & Development — 0.9%
ArchKey Holdings Inc., TLB
9.046%, 11/01/2031	465	470
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.796%, CME Term SOFR + 4.500%, 02/15/2031 (A)	431	363
CP Atlas Buyer, Inc., 2025 Term B Loan, 1st Lien
9.606%, CME Term SOFR + 5.300%, 07/01/2030 (A)	315	302
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.971%, CME Term SOFR + 3.500%, 12/08/2025 (A)	833	807
Gulfside Supply, Inc., Initial Term Loan, 1st Lien
7.296%, CME Term SOFR + 3.000%, 06/17/2031 (A)	275	275
Kodiak BP, LLC, Initial Term Loan, 1st Lien
8.041%, CME Term SOFR + 3.750%, 12/04/2031 (A)	342	340
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 02/10/2032 (A)	504	504
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
8.206%, CME Term SOFR + 3.750%, 10/15/2028 (A)	155	150
Wrench Group LLC, Initial Term Loan, 1st Lien
8.557%, CME Term SOFR + 4.000%, 10/30/2028 (A)	728	727
		3,938

Business Equipment & Services — 5.8%
Access CIG Term Loan, 1st Lien
0.000%, 08/18/2030 (B)(C)	111	111
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
8.381%, CME Term SOFR + 4.250%, 08/18/2028 (A)	1,151	1,155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AlixPartners, LLP, 2025 Refinancing Dollar Term Loan
6.316%, 08/12/2032 (B)	$947	$943
AmSpec Parent, LLC, Amendment No. 1 Other DDTL Loan
7.818%, 12/22/2031	16	16
AmSpec Parent, LLC, Amendment No. 1 Other Term Loan
7.796%, 12/22/2031	260	261
Apple Bidco, LLC, Amendment No. 5 Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 09/23/2031 (A)	378	378
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan, 1st Lien
7.356%, CME Term SOFR + 3.000%, 08/02/2028 (A)	791	791
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
6.106%, CME Term SOFR + 1.750%, 05/23/2031 (A)	352	352
Bach Finance Limited, Fourteenth Amendment Dollar Term Loan, 1st Lien
7.097%, CME Term SOFR + 2.800%, 01/09/2032 (A)	751	752
Boost Newco Borrower, LLC, USD Term B-2 Loan, 1st Lien
6.296%, CME Term SOFR + 2.000%, 01/31/2031 (A)	553	553
BW Holding, Inc., Tranche A Term Loan
10.726%, 12/14/2028 (B)	194	192
BW Holding, Inc., Tranche B Term Loan
8.876%, 12/14/2028	773	575
Chart Industries, Amendment No. 7 Term Loan
6.792%, 03/15/2030	415	416
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
6.356%, CME Term SOFR + 2.000%, 11/02/2029 (A)	216	216
Cotiviti, Inc., Term Loan
7.079%, CME Term SOFR + 2.750%, 03/26/2032 (A)	322	322
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
8.356%, CME Term SOFR + 4.000%, 04/26/2029 (A)	190	180
Ensemble RCM, LLC, Term B Loan, 1st Lien
7.308%, CME Term SOFR + 3.000%, 08/01/2029 (A)	1,082	1,087
Ensono, Inc., Initial Term Loan, 1st Lien
8.466%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,083	1,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Examworks Bidco Inc., Initial Term Loan, 1st Lien
7.106%, CME Term SOFR + 2.750%, 11/01/2028 (A)	$1,375	$1,378
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.750%, 06/02/2031 (A)	1,034	1,031
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.570%, CME Term SOFR + 3.250%, 10/09/2031 (A)	798	800
Lernen Bidco Limited, Facility B3-B (USD)
0.000%, 10/27/2031 (B)(C)	152	152
Lernen Bidco Limitied, Incremental Facility B3-A (USD)
7.851%, 10/27/2031	349	350
Medline Borrower, LP, 2030 Refinancing Term Loan
6.316%, 10/23/2030	878	878
Mermaid Bidco Inc., Facility B (USD)
7.510%, CME Term SOFR + 3.250%, 07/03/2031 (A)	808	808
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
6.814%, CME Term SOFR + 2.750%, 07/25/2030 (A)	208	209
Orbit Private Holdings I Ltd, 2025 Incremental Term Loan, 1st Lien
7.916%, CME Term SOFR + 3.750%, 12/11/2028 (A)	171	172
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.322%, CME Term SOFR + 3.000%, 07/31/2028 (A)	1,235	1,235
Project Castle Inc., Initial Term Loan, 1st Lien
9.716%, CME Term SOFR + 5.500%, 06/01/2029 (A)	34	27
Project Castle, Inc., Initial Term Loan, 1st Lien
9.716%, CME Term SOFR + 5.500%, 06/01/2029 (A)	767	624
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 1st Lien
6.816%, CME Term SOFR + 3.000%, 07/31/2031 (A)	1,138	1,140
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan
7.308%, CME Term SOFR + 3.000%, 10/29/2027 (A)	1,164	1,165

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sharp Services, LLC, Tranche D Term Loan, 1st Lien
7.546%, CME Term SOFR + 3.250%, 12/31/2028 (A)	$1,002	$1,003
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
6.106%, CME Term SOFR + 1.750%, 08/31/2028 (A)	463	460
Trans Union LLC, 2024 Refinancing Term B-9 Loan
6.066%, 06/24/2031	1,144	1,143
United Talent Agency, LLC, Term B Loan, 1st Lien
7.843%, CME Term SOFR + 3.500%, 06/10/2032 (A)	1,059	1,064
University Support Services LLC, 2021 Term Loan, 1st Lien
7.066%, 02/10/2029	406	400
VeriFone Systems, Inc., 2025-1 Term Loan
10.070%, 08/18/2028	531	504
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
6.316%, 10/22/2029	598	598
Waystar Technologies, Inc., Term Loan B
0.000%, 10/22/2029 (B)(C)	56	56
WEX Inc., Term B-2 Loan, 1st Lien
6.106%, CME Term SOFR + 1.750%, 03/31/2028 (A)	187	187
		24,769

Cable & Satellite Television — 1.0%
Creative Artists Agency, LLC, 2025 Refinancing Term Loan
6.816%, 10/01/2031	971	972
E.W. Scripps Company, The, Tranche B-2 Term Loan
10.208%, CME Term SOFR + 5.800%, 06/30/2028 (A)	344	345
Endeavor Group Holdings, Inc., Term Loan B
7.356%, CME Term SOFR + 3.000%, 03/24/2032 (A)	418	419
Gray Television Inc., Term D Loan, 1st Lien
7.468%, 12/01/2028	43	42
Gray Television, Inc., Term F Loan, 1st Lien
9.579%, CME Term SOFR + 5.250%, 06/04/2029 (A)	5	5
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.750%, 08/19/2026 (A)	1,230	1,186
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.456%, CME Term SOFR + 2.000%, 04/30/2028 (A)(B)	497	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.373%, CME Term SOFR + 3.175%, 03/31/2031 (A)	$350	$343
Virgin Media Bristol LLC, N Facility, 1st Lien
6.956%, CME Term SOFR + 2.500%, 01/31/2028 (A)	397	394
		4,191

Chemicals & Plastics — 0.9%
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.456%, CME Term SOFR + 4.000%, 11/24/2027 (A)	49	48
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
12.206%, CME Term SOFR + 7.750%, 11/24/2028 (A)	74	69
Flexsys Cayman Holdings, LP, First Out Term Loan
10.449%, 08/01/2029	406	345
Flexsys Cayman Holdings, LP, Second Out Refinancing Term Loan
9.710%, 08/01/2029	550	181
Herens Holdco SARL, Facility B
8.321%, 07/03/2028 (A)	521	458
LTI Holdings, Inc., 2024 Term Loan, 1st Lien
8.606%, CME Term SOFR + 4.250%, 07/19/2029 (A)	518	519
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.197%, CME Term SOFR + 3.000%, 01/31/2029 (A)	1,065	1,067
Tronox Finance LLC, 2024 B2 Term Loan (FIrst Lien), 1st Lien
6.546%, CME Term SOFR + 2.300%, 04/04/2029 (A)(B)	219	199
USALCO, LLC, 2025 Delayed Draw Term Loan
0.000%, 09/30/2031 (B)(C)	33	33
USALCO, LLC, 2025 Initial Term Loan
0.000%, 09/30/2031 (B)(C)	317	317
W.R. Grace Holdings LLC, Term B-1 Loan
7.195%, 08/09/2032	340	339
Wilsonart LLC, Initial Term Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 08/05/2031 (A)	365	358
		3,933

Conglomerates — 0.1%
Agiliti Health Inc., Term Loan, 1st Lien
7.216%, CME Term SOFR + 3.000%, 05/01/2030 (A)	360	347

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Agiliti Health, Inc., Term Loan
7.216%, CME Term SOFR + 3.000%, 05/01/2030 (A)	$190	$182
		529

Containers & Glass Products — 0.7%
Charter Next Generation, Inc. , 2024 Replacement Term Loan, 1st Lien
7.086%, CME Term SOFR + 3.000%, 11/29/2030 (A)	634	637
Pregis TopCo LLC, Tenth Amendment Term Loan, 1st Lien
8.356%, CME Term SOFR + 4.000%, 02/01/2029 (A)	1,175	1,185
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.158%, CME Term SOFR + 3.899%, 10/02/2028 (A)	485	239
Ranpak Corp., Initial Dutch Borrower Term Loan, 1st Lien
8.796%, CME Term SOFR + 4.500%, 12/19/2031 (A)	121	120
Ranpak Corp., Initial U.S. Borrower Term Loan, 1st Lien
8.796%, CME Term SOFR + 4.500%, 12/19/2031 (A)	189	187
Trident TPI Holdings, Inc., Tranche B-7 Initial Term Loan, 1st Lien
8.046%, CME Term SOFR + 3.750%, 09/15/2028 (A)	734	701
		3,069

Ecological Services & Equipment — 0.5%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
8.106%, CME Term SOFR + 3.800%, 12/29/2028 (A)(B)	424	386
Enstall Group B.V., Initial Term Loan, 1st Lien
9.557%, CME Term SOFR + 5.000%, 08/30/2028 (A)	168	82
GFL Environmental Services Inc., Term Loan
6.824%, CME Term SOFR + 2.500%, 03/03/2032 (A)	534	534
Pasadena Performance Products, LLC, Term B Loan
7.796%, 02/27/2032	504	503
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
7.221%, CME Term SOFR + 2.750%, 03/24/2028 (A)	488	487
		1,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Electronics/Electrical — 5.2%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
6.796%, CME Term SOFR + 2.750%, 02/24/2031 (A)	$860	$858
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.106%, CME Term SOFR + 3.000%, 02/15/2029 (A)	1,042	1,041
Bending Spoons US Inc., Term Loan B
9.577%, CME Term SOFR + 5.250%, 03/07/2031 (A)	765	764
Central Parent LLC, 2024 Refinancing Term Loan, 1st Lien
7.546%, CME Term SOFR + 3.250%, 07/06/2029 (A)(B)	615	513
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan
7.483%, 08/09/2032 (B)	694	695
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan
7.489%, 03/21/2031	343	344
ConnectWise, LLC, Initial Term Loan, 1st Lien
8.057%, CME Term SOFR + 3.500%, 09/29/2028 (A)	604	606
Conservice Midco, LLC, Eleventh Amendment Refinancing Term Loan
7.066%, 05/13/2030 (B)	952	952
Databricks, Inc., Initial Closing Date Term Loan
8.827%, CME Term SOFR + 4.500%, 01/03/2031 (A)	332	334
Delta Topco, Inc., Fourth Amendment Refinancing Term Loan, 1st Lien
7.074%, CME Term SOFR + 2.800%, 11/30/2029 (A)	65	65
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
9.574%, CME Term SOFR + 5.250%, 11/29/2030 (A)	277	277
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
7.106%, CME Term SOFR + 3.000%, 10/09/2029 (A)	918	919
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.106%, CME Term SOFR + 4.750%, 11/22/2032 (A)	301	309
Epicor Software Corporation, Term F Loan, 1st Lien
7.106%, CME Term SOFR + 2.750%, 05/30/2031 (A)	929	931

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Evercommerce Solutions Inc., Term Loan, 1st Lien
6.605%, CME Term SOFR + 2.300%, 07/06/2028 (A)	$334	$333
Idemia Group S.A.S, Facility B5 (USD)
8.546%, 09/30/2028	492	493
Idemia Group S.A.S. Facility B5 (USD)
8.546%, 09/30/2028	76	76
Imprivata, Inc., 2025 Refinancing Term Loan, 1st Lien
7.321%, CME Term SOFR + 3.000%, 12/01/2027 (A)	605	607
Informatica LLC, Term B Loan
6.566%, 10/27/2028 (A)	209	210
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.802%, 10/30/2031	309	309
Ivanti Security Holdings LLC, Initial Term Loan, 1st Lien
10.016%, CME Term SOFR + 5.800%, 06/01/2029 (A)	450	462
Level 3 Financing, Inc., Term B-3 Refinancing Loan, 1st Lien
8.606%, CME Term SOFR + 4.250%, 03/27/2032 (A)	280	281
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 03/01/2029 (A)	279	265
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.908%, CME Term SOFR + 4.500%, 05/02/2029 (A)	328	229
Motus Group, LLC, Initial Term Loan, 1st Lien
8.046%, CME Term SOFR + 3.750%, 12/11/2028 (A)	878	876
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
10.308%, CME Term SOFR + 6.000%, 02/01/2029 (A)	203	209
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.708%, CME Term SOFR + 4.300%, 02/01/2029 (A)	931	765
Planview Parent, Inc., 2024-B Incremental Term Loan, 1st Lien
7.796%, CME Term SOFR + 3.500%, 12/17/2027 (A)	429	418
PointClickCare Technologies Inc., 2025 Term Loan
7.082%, 11/03/2031	845	846

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Polaris Newco LLC, Dollar Term Loan, 1st Lien
8.320%, CME Term SOFR + 4.000%, 06/02/2028 (A)(B)	$745	$707
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
7.546%, CME Term SOFR + 3.250%, 10/26/2030 (A)	304	305
Project Boost Purchaser, LLC, Initial Term Loan, 1st Lien
7.068%, CME Term SOFR + 3.000%, 07/16/2031 (A)	870	869
Project Ruby Ultimate Parent Corp., Incremental Term B-5 Loan, 1st Lien
7.215%, CME Term SOFR + 2.800%, 03/10/2028 (A)(B)	907	907
Proofpoint, Inc., 2024 Refinancing Term Loan, 1st Lien
7.356%, CME Term SOFR + 3.000%, 08/31/2028 (A)	1,070	1,074
Proofpoint, Inc., Term Loan (Add-On)
0.000%, 08/31/2028 (B)(C)	83	83
Pushpay USA Inc., Repriced 2025 Term Loan
8.103%, 08/15/2031	290	291
Quartz Holding Company, Term Loan, 1st Lien
7.606%, CME Term SOFR + 3.500%, 10/02/2028 (A)	595	593
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.106%, CME Term SOFR + 4.250%, 11/28/2028 (A)	147	147
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
6.356%, CME Term SOFR + 2.000%, 05/09/2031 (A)	917	918
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.106%, CME Term SOFR + 2.750%, 09/28/2029 (A)	897	893
Zodiac Purchaser, LLC, Term Loan
7.856%, CME Term SOFR + 3.500%, 02/14/2032 (A)	342	341
		22,115

Financial Intermediaries — 2.7%
BCP Renaissance Parent L.L.C., Initial Term B-6 Loan, 1st Lien
7.296%, CME Term SOFR + 3.000%, 10/31/2028 (A)(B)	485	485

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
6.833%, CME Term SOFR + 3.750%, 07/01/2031 (A)	$30	$30
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 07/01/2031 (A)	126	126
Cogentrix Finance Holdco I, LLC, Term Loan
7.106%, CME Term SOFR + 2.750%, 02/26/2032 (A)(B)	549	550
Cornerstone Generation, LLC, Term Loan B
7.476%, CME Term SOFR + 3.750%, 10/28/2031 (A)	416	419
CPI Holdco B, LLC, Initial Term Loan, 1st Lien
6.356%, CME Term SOFR + 2.000%, 05/17/2031 (A)	555	554
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
7.046%, CME Term SOFR + 2.750%, 08/20/2031 (A)(B)	689	690
Disco Parent, Inc., Term Loan
7.484%, 07/30/2032	282	283
Edelman Financial Engines Center, LLC, The, 2024 Refinancing Term Loan, 2nd Lien
9.606%, CME Term SOFR + 5.250%, 10/06/2028 (A)	484	485
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, 1st Lien
7.356%, CME Term SOFR + 3.000%, 04/07/2028 (A)	260	260
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 1st Lien
7.106%, CME Term SOFR + 2.750%, 09/15/2031 (A)	548	547
Hightower Holding, LLC, Amendment No. 10 Replacement Term Loan
7.071%, 02/03/2032	908	907
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.205%, CME Term SOFR + 5.000%, 11/12/2032 (A)	150	152
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.702%, CME Term SOFR + 2.500%, 06/21/2028 (A)	698	699
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.808%, CME Term SOFR + 4.500%, 07/01/2031 (A)	524	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Opal Bidco SAS, Facility B2, 1st Lien
7.435%, CME Term SOFR + 3.250%, 04/28/2032 (A)	$796	$800
PEX Holdings LLC, Term Loan, 1st Lien
6.967%, CME Term SOFR + 2.750%, 11/26/2031 (A)	249	249
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.574%, CME Term SOFR + 5.000%, 10/27/2027 (A)	735	720
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.606%, CME Term SOFR + 3.250%, 11/19/2031 (A)	274	274
Rohm Holding GmbH, Facility B (USD), 1st Lien
9.625%, CME Term SOFR + 5.000%, 07/31/2026 (A)	413	394
Spring Education Group, Inc., Initial Term Loan
8.296%, CME Term SOFR + 4.500%, 10/04/2030 (A)	670	673
Turquoise Topco Limited, Term Loan B
0.000%, 08/13/2032 (B)(C)	530	530
Victory Buyer LLC, Initial Term Loan, 1st Lien
8.180%, CME Term SOFR + 3.750%, 11/19/2028 (A)	777	776
Wash Bidco Inc., Initial Term Loan
0.000%, 08/06/2032 (B)(C)	518	519
		11,637

Food Service — 1.2%
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
6.356%, CME Term SOFR + 2.000%, 06/22/2030 (A)	880	881
Chobani, LLC, 2025 New Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 10/25/2027 (A)	907	908
Froneri International Limited, Facility B4, 1st Lien
6.197%, CME Term SOFR + 2.000%, 09/30/2031 (A)	727	721
Froneri Internationl Limited, Term Loan
0.000%, 07/16/2032 (B)(C)	975	973
Golden State Foods LLC, Initial Term Loan, 1st Lien
8.586%, CME Term SOFR + 4.250%, 12/04/2031 (A)	383	385
IRB Holding Corp., 2024 Second Replacement Term B Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 12/15/2027 (A)	944	943

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Red SPV, LLC, Initial Term Loan, 1st Lien
6.590%, CME Term SOFR + 2.250%, 03/15/2032 (A)	$335	$334
		5,145

Food/Drug Retailers — 0.2%
Eagle Parent Corp., Initial Term Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 04/02/2029 (A)	666	664
		664

Forests Products — 0.1%
Enviva, LLC, Initial Term Loan
12.816%, 08/30/2029 (B)	550	562

Health Care — 3.4%
Barentz Midco B.V., Term Loan B
7.646%, CME Term SOFR + 3.250%, 03/03/2031 (A)	603	598
Bausch + Lomb Corp., First Incremental Term Loan
8.316%, CME Term SOFR + 4.000%, 09/29/2028 (A)	309	310
Bausch + Lomb Corporation, Third Amendment Term Loan, 1st Lien
8.606%, CME Term SOFR + 4.300%, 01/15/2031 (A)	582	582
Bracket Intermediate Holding Corp., 2024 Term Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 05/08/2028 (A)	1,266	1,272
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1st Lien
8.596%, CME Term SOFR + 4.250%, 02/11/2028 (A)	418	418
CNT Holdings I Corp, 2025 Replacement Term Loan, 1st Lien
6.558%, CME Term SOFR + 2.500%, 11/08/2032 (A)	843	842
Concentra Health Services, Inc., Tranche B-1 Term Loan, 1st Lien
6.356%, CME Term SOFR + 2.000%, 07/26/2031 (A)	65	65
Confluent Medical Technologies, Inc., 2025 Refinancing Term B loan, 1st Lien
7.314%, 02/16/2029	919	918
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
8.058%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	74
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.396%, CME Term SOFR + 4.000%, 10/01/2027 (A)	389	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Gainwell Acquisition Corp., Term B Loan, 2nd Lien
12.386%, CME Term SOFR + 8.000%, 10/02/2028 (A)	$265	$248
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.079%, CME Term SOFR + 4.750%, 10/31/2028 (A)	1,176	1,175
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.483%, CME Term SOFR + 2.000%, 11/15/2027 (A)	204	203
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
6.946%, CME Term SOFR + 2.500%, 01/08/2029 (A)	533	533
Mamba Purchaser, Inc., Fifth Amendment Term Loan, 1st Lien
7.340%, 10/16/2031 (B)	1,006	1,005
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 10/19/2027 (A)(B)	606	588
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 10/27/2028 (A)	925	929
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 11/15/2028 (A)	543	543
Precision Medicine Group, LLC, Amendment No. 4 Refinancing Term Loan
7.704%, 08/13/2032	455	454
QuidelOrtho Corporation, Term B Loan
8.341%, 08/13/2032 (B)	460	454
Radiology Partners, Inc., Term B Loan
8.796%, 06/25/2032	245	245
Radnet Management, Inc., 2024 Refinancing Term Loan, 1st Lien
6.580%, CME Term SOFR + 2.250%, 04/18/2031 (A)	678	680
Select Medical Corporation, Tranche B-2 Loan, 1st Lien
6.356%, CME Term SOFR + 2.000%, 12/03/2031 (A)	46	46
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan
6.816%, 12/19/2030 (B)	653	653
Team Health Holdings, Inc., 2028 Refinancing Term Loan
8.796%, 06/23/2028 (B)	665	662

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TEAM Services Group, LLC, Incremental Term Loan, 1st Lien
9.558%, 12/20/2027	$214	$212
WCG Intermediate Corp., 2025 Refinancing Term Loan, 1st Lien
7.356%, CME Term SOFR + 3.000%, 02/25/2032 (A)	320	320
		14,411

Home Furnishings — 0.1%
Weber-Stephen Products LLC, Initial Term B Loan
7.680%, 10/30/2027 (A)	459	457

Industrial Equipment — 0.7%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
6.858%, CME Term SOFR + 2.750%, 08/19/2031 (A)	753	752
JBT Marel Corporation, First Amendment Term Loan
6.066%, 01/02/2032	309	309
Madison IAQ LLC, 2025 Incremental Term Loan, 1st Lien
7.452%, CME Term SOFR + 3.250%, 05/06/2032 (A)	110	110
TerraForm Power Operating LLC, Term Loan, 1st Lien
6.296%, CME Term SOFR + 2.000%, 05/21/2029 (A)	389	388
TMK Hawk Parent, Corp., Initial Tranche B Loan
9.606%, 06/30/2029	561	171
TMK Hawk Parent, Corp., Term Loan (PIK), 1st Lien
11.000%, FIXED + 0.110%, 12/15/2031 (A)(D)	19	19
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.579%, CME Term SOFR + 2.250%, 01/27/2031 (A)	1,009	1,009
		2,758

Insurance — 1.2%
Acrisure, LLC, 2025 Term B Loan, 1st Lien
7.606%, CME Term SOFR + 3.300%, 06/20/2032 (A)	725	724
Alera Group, Inc., Term Loan
7.606%, CME Term SOFR + 3.250%, 05/31/2032 (A)	415	416
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan
6.823%, 09/19/2031	957	954

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 01/30/2032 (A)	$811	$811
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.606%, CME Term SOFR + 4.300%, 09/19/2030 (A)(B)	465	460
Broadstreet Partners, Inc., 2024 Term B Loan, 1st Lien
7.106%, CME Term SOFR + 3.000%, 06/13/2031 (A)	271	271
Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 1st Lien
7.106%, CME Term SOFR + 2.800%, 06/13/2031 (A)	28	28
CFC Bidco 2022 Limited, Term Loan B
8.041%, 05/30/2032	355	352
HIG Finance 2 Limited, 2024-2 Refinancing Term Loan
7.856%, CME Term SOFR + 3.500%, 04/18/2030 (A)	533	534
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan
7.066%, 02/15/2031	40	40
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 09/15/2031 (A)	288	289
USI, Inc., 2024-D Term Loan, 1st Lien
6.546%, CME Term SOFR + 2.250%, 11/21/2029 (A)	64	64
		4,943

Leisure Goods/Activities/Movies — 0.7%
Alterra Mountain Company, Series B-8 Term Loan, 1st Lien
6.853%, CME Term SOFR + 2.500%, 05/31/2030 (A)	194	193
Formula One Management Limited, Facility B, 1st Lien
6.296%, CME Term SOFR + 2.000%, 09/30/2031 (A)	737	737
Formula One Management Limited, Incremental Term Facility
6.291%, CME Term SOFR + 2.000%, 09/30/2031 (A)	369	368
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.696%, 12/11/2028	210	204
Herschend Entertainment Company, LLC, Initial Term Loan, 1st Lien
7.603%, CME Term SOFR + 3.250%, 05/14/2032 (A)	315	317

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Life Time, Inc., 2025 Refinancing Term Loan
6.360%, 11/05/2031	$400	$400
Recess Holdings, Inc., Initial Term Loan, 1st Lien
8.069%, CME Term SOFR + 3.750%, 02/20/2030 (A)	288	289
UFC Holdings, LLC, Incremental Term B-4 Loan, 1st Lien
6.571%, CME Term SOFR + 2.250%, 11/21/2031 (A)	433	434
		2,942

Lodging & Casinos — 0.7%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 02/06/2030 (A)	690	688
Four Seasons Holdings, Inc., 2024-2 Repricing Term Loan, 1st Lien
6.066%, 11/30/2029	585	587
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 08/01/2030 (A)	818	790
Station Casinos LLC, Term B Facility, 1st Lien
6.356%, CME Term SOFR + 2.000%, 03/14/2031 (A)	677	676
		2,741

Oil & Gas — 1.1%
CQP Holdco LP, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.296%, CME Term SOFR + 2.000%, 12/31/2030 (A)	202	201
Freeport LNG investments, LLLP, 2025 Term Loan B
7.575%, CME Term SOFR + 3.300%, 12/21/2028 (A)	89	89
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.587%, CME Term SOFR + 3.000%, 11/16/2026 (A)(B)	613	611
GIP Pilot Acquisition Partners, L.P., Amendment No. 2 Refinancing Term Loan
6.286%, CME Term SOFR + 2.000%, 10/04/2030 (A)	80	80
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
7.356%, CME Term SOFR + 3.000%, 04/01/2032 (A)	33	33
Oryx Midstream Services Permian Basin LLC
6.603%, CME Term SOFR + 2.250%, 10/05/2028 (A)	635	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 1st Lien
6.603%, CME Term SOFR + 2.300%, 10/05/2028 (A)	$53	$53
Par Petroleum, LLC, Initial Loan, 1st Lien
8.029%, 02/28/2030	397	396
PG Polaris Bidco SARL, Initial Term Loan, 1st Lien
7.046%, CME Term SOFR + 3.000%, 03/26/2031 (A)	571	572
Prairie Acquiror LP, Initial Term B-4 Loan
8.066%, 08/01/2029	812	816
Venture Global Plaquemines LNG, LLC, Base Term Loan
6.541%, 05/25/2029 (B)	667	666
Venture Global Plaquemines LNG, LLC, Contingency Reserve Term Loan
6.541%, 05/25/2029 (B)	83	83
WhiteWater Matterhorn Holdings, LLC, Term Loan B
6.568%, CME Term SOFR + 2.250%, 05/12/2032 (A)	435	435
		4,670

Publishing — 0.7%
Century De Buyer LLC, 2025 Term Loan
7.301%, 10/30/2030	790	790
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
6.603%, CME Term SOFR + 2.250%, 01/18/2029 (A)	979	978
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.456%, CME Term SOFR + 5.000%, 10/30/2028 (A)(B)	716	564
Shift4 Payments, LLC, Term Loan
7.048%, CME Term SOFR + 2.750%, 05/07/2032 (A)	290	292
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.556%, CME Term SOFR + 5.000%, 02/15/2029 (A)(B)	398	397
		3,021

Retailers (Except Food & Drug) — 0.4%
Belfor Holdings Inc., Tranche B-5 Term Loan
7.066%, 11/01/2030	724	727
LBM Acquisition, LLC, Amendment No. 3 Term Loan, 1st Lien
8.190%, CME Term SOFR + 3.750%, 06/06/2031 (A)	658	638

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Resideo Funding Inc., Sixth Amendment Term Loan
6.362%, 08/09/2032	$455	$454
		1,819

Software & Service — 0.2%
CCC Information Services Inc., Initial Term Loan, 1st Lien
6.316%, 01/23/2032	869	868

Surface Transport — 0.7%
FCG Acquisitions, Inc., Amendment No. 11 Term Loan, 1st Lien
7.546%, CME Term SOFR + 3.250%, 03/31/2028 (A)	784	785
First Student Bidco Inc, Initial Term B Loan
6.711%, 08/21/2030 (B)	694	694
First Student Bidco Inc, Initial Term C Loan
6.711%, 08/21/2030 (B)	131	131
Johnstone Supply, LLC, 2024-1 Incremental Term Loan
6.841%, 06/09/2031	595	595
QXO Building Products, Inc., Term B Loan, 1st Lien
7.296%, CME Term SOFR + 3.000%, 04/30/2032 (A)	72	72
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 10/19/2029 (A)	449	449
		2,726

Telecommunications — 0.5%
Avaya Inc., Initial Term Loan, 1st Lien
11.856%, CME Term SOFR + 7.500%, 08/01/2028 (A)	1,159	971
Lumen Technologies Inc., Term A Loan
10.316%, 06/01/2028	100	102
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.821%, CME Term SOFR + 2.350%, 04/16/2029 (A)	100	100
Lumen Technologies Inc., Term B-2 Loan
6.780%, 04/15/2030 (B)	100	99
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.471%, CME Term SOFR + 3.000%, 03/09/2027 (A)	953	920
		2,192

Utilities — 0.8%
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
6.356%, CME Term SOFR + 2.750%, 09/30/2031 (A)	532	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Calpine Corporation, 2024-2 Term Loan, 1st Lien
6.106%, CME Term SOFR + 1.750%, 02/15/2032 (A)	$750	$749
Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 05/30/2031 (A)	345	346
Lackawanna Energy Center LLC, Replacement Term B Advance
7.351%, 07/23/2032 (B)	100	101
Potomac Energy Center, LLC, Term Loan
7.321%, CME Term SOFR + 3.250%, 03/14/2032 (A)	549	548
South Field Energy LLC, New Term Loan B Facility, 1st Lien
7.546%, CME Term SOFR + 3.250%, 08/29/2031 (A)	301	302
South Field Energy LLC, New Term Loan C Facility, 1st Lien
7.546%, CME Term SOFR + 3.250%, 08/29/2031 (A)	19	19
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.808%, CME Term SOFR + 2.500%, 12/13/2031 (A)	388	389
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
7.308%, CME Term SOFR + 3.000%, 02/16/2028 (A)	514	513
		3,498

Total Loan Participations
(Cost $137,818) ($ Thousands)		136,222

ASSET-BACKED SECURITIES — 29.3%
Automotive — 5.7%

ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028 (E)	601	602
Alloya Auto Receivables Trust, Ser 2025-1A, Cl A4
4.710%, 01/25/2030 (E)	275	276
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	400	402
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	186	188
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (E)	398	399

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (E)	$100	$100
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (E)	100	100
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029 (E)	400	401
Bank of America Auto Trust, Ser 2023-2A, Cl A4
5.660%, 11/15/2029 (E)	250	255
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	137	137
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	80	80
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	143	144
BofA Auto Trust, Ser 2025-1A, Cl A1
4.489%, 04/20/2026 (E)	47	47
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (E)	150	151
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	29	28
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	750	748
Carmax Auto Owner Trust, Ser 2022-3, Cl A3
3.970%, 04/15/2027	67	67
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	139	139
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	135	135
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,307	1,316
Carmax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/2026	15	15
Carmax Auto Owner Trust, Ser 2025-2, Cl A2A
4.590%, 07/17/2028	500	502
Carmax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	35	35
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	19	19
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	14	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	$40	$39
Carvana Auto Receivables Trust, Ser 2021-P2, Cl D
2.020%, 05/10/2028	540	521
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (E)	2	2
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (E)	3	3
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	19	19
Chase Auto Credit Linked Notes, Ser 2025-1, Cl B
4.753%, 02/25/2033 (E)	314	316
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (E)	191	192
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	74	74
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (E)	3	3
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	400	403
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (E)	48	48
Enterprise Fleet Financing LLC, Ser 2025-3, Cl A1
4.551%, 07/20/2026 (E)	106	107
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	389	385
Exeter Select Automobile Receivables Trust, Ser 2025-2, Cl A1
4.531%, 08/17/2026	75	75
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	104	104
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	390	391
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (E)	275	274
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	72	72

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/2029	$500	$507
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (E)	400	402
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	90	91
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	34	34
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl A1
4.716%, 04/15/2026 (E)	89	89
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A4
4.220%, 10/20/2028	275	275
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	95	95
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	234	232
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A4
4.880%, 08/16/2028	1,000	1,007
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	428	431
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	130	130
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	182	184
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	200	201
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	161	161
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	70	70
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2A
5.150%, 06/15/2026 (E)	5	5
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (E)	100	100
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (E)	225	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	$141	$141
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A3
4.840%, 03/15/2029	250	253
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A1
4.447%, 03/15/2026	43	43
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	115	115
LAD Auto Receivables Trust, Ser 2025-2A, Cl A1
4.463%, 08/17/2026 (E)	165	165
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	102	102
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	169	170
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (E)	500	503
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	44	45
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	250	251
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	250	247
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	216	218
OCCU Auto Receivables Trust 2025-1, Ser 2025-1A, Cl A3
4.810%, 11/15/2029 (E)	1,750	1,762
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (E)	142	143
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (E)	231	232
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (E)	650	653
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (E)	275	278
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	417	418

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl D
5.483%, 01/18/2033 (E)	$500	$502
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	228	227
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	259	258
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (E)	356	359
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (E)	70	70
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A1
4.390%, 08/20/2026 (E)	335	335
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (E)	33	33
Toyota Auto Receivables Owner Trust, Ser 2024-D, Cl A3
4.400%, 06/15/2029	536	539
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	95	95
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	260	261
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (E)	250	252
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (E)	85	85
USB Auto Owner Trust, Ser 2025-1A, Cl A1
4.495%, 06/15/2026 (E)	118	118
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	225	226
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	15	15
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (E)	15	15
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	97	98
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	53	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (E)	$112	$113
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (E)	175	176
World Omni Auto Receivables Trust, Ser 2021-D, Cl C
1.720%, 06/15/2028	175	174
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	250	249
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	93	93
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	275	279
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	275	277
		24,210

Credit Cards — 0.0%

CARDS II Trust, Ser 2024-1A, Cl A
5.043%, SOFRRATE + 0.680%, 07/15/2029 (A)(E)	160	160

Mortgage Related Securities — 0.3%

RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(E)	588	597
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	583	593
		1,190

Other Asset-Backed Securities — 23.3%

321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (E)	116	116
AGL CLO 13, Ser 2025-13A, Cl BR
5.923%, TSFR3M + 1.650%, 10/20/2034 (A)(E)	1,000	999
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	1,285	1,250
Allegro CLO VII, Ser 2018-1A, Cl D
7.429%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	400
AMMC CLO 24, Ser 2024-24A, Cl BR
5.926%, TSFR3M + 1.600%, 01/20/2035 (A)(E)	800	800

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMSR Trust, Ser 2021-SFR3, Cl C
1.796%, 10/17/2038 (E)	$100	$96
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (E)	386	390
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl C
5.550%, 01/21/2031 (E)	850	867
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	650	674
Apidos CLO XI, Ser 2025-11A, Cl BR4A
5.972%, TSFR3M + 1.650%, 04/17/2034 (A)(E)	1,000	1,001
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.537%, TSFR3M + 1.212%, 10/20/2030 (A)(E)	109	109
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	47	44
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	896	862
Ares XXXIV CLO, Ser 2024-2A, Cl AR3
5.642%, TSFR3M + 1.320%, 04/17/2033 (A)(E)	480	480
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
5.527%, TSFR3M + 1.290%, 07/17/2038 (A)(E)	500	500
Bain Capital Credit CLO, Ser 2021-4A, Cl A1R
5.526%, TSFR3M + 1.200%, 10/20/2034 (A)(E)	375	376
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
5.242%, TSFR3M + 0.920%, 10/17/2032 (A)(E)	452	450
Barings CLO, Ser 2019-3A, Cl A1RR
5.466%, TSFR3M + 1.140%, 01/20/2036 (A)(E)	1,925	1,924
Barings CLO, Ser 2019-3A, Cl BRR
5.976%, TSFR3M + 1.650%, 01/20/2036 (A)(E)	750	751
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	493	458
Beechwood Park CLO, Ser 2022-1A, Cl A1R
5.622%, TSFR3M + 1.300%, 01/17/2035 (A)(E)	500	501
Bellemeade Re, Ser 2023-1, Cl M1A
6.548%, SOFR30A + 2.200%, 10/25/2033 (A)(E)	677	679
Blue Stream Issuer LLC, Ser 2023-1A, Cl B
6.898%, 05/20/2053 (E)	750	764
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	1,464	1,446

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CAL Funding IV, Ser 2020-1A, Cl A
2.220%, 09/25/2045 (E)	$1,160	$1,101
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl A1R3
5.416%, TSFR3M + 1.090%, 04/20/2034 (A)(E)	500	501
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
5.926%, TSFR3M + 1.600%, 07/20/2034 (A)(E)	1,000	1,000
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
5.798%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	1,000
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
6.179%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	500	500
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.567%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	89	89
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (E)	489	476
CARS-DB5, Ser 2021-1A, Cl A3
1.920%, 08/15/2051 (E)	987	952
CCG Receivables Trust, Ser 2025-1, Cl A1
4.497%, 03/16/2026 (E)	50	50
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (E)	1,070	825
CIFC Funding, Ser 2013-3RA, Cl A2R
5.519%, TSFR3M + 1.200%, 04/24/2031 (A)(E)	1,000	997
CIFC Funding, Ser 2014-4RA, Cl A1A2
5.312%, TSFR3M + 0.990%, 01/17/2035 (A)(E)	600	596
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (E)	410	377
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (E)	254	231
CNH Equipment Trust, Ser 2024-B, Cl A3
5.190%, 09/17/2029	250	254
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	315	315
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A2
5.287%, TSFR1M + 0.964%, 05/25/2041 (A)(E)	1,165	1,153
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/2027	252	254
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (E)	1,300	1,280

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	$1,330	$1,323
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	669	648
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	26	26
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (E)	200	193
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	383
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	–	–
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (E)	1	1
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,152	1,142
Driven Brands Funding LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	1,523	1,520
Driven Brands Funding LLC, Ser 2019-2A, Cl A2
3.981%, 10/20/2049 (E)	115	114
Driven Brands Funding LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (E)	99	102
Dryden 45 Senior Loan Fund, Ser 2016-45A, Cl BRR
5.968%, TSFR3M + 1.650%, 10/15/2030 (A)(E)	500	500
Dryden 53 CLO, Ser 2017-53A, Cl BR
5.602%, TSFR3M + 1.300%, 01/15/2031 (A)(E)	1,000	1,000
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	400	395
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (E)	602	571
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	539	556
Elmwood CLO III, Ser 2024-3A, Cl A1RR
5.709%, TSFR3M + 1.380%, 07/18/2037 (A)(E)	1,000	1,003
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	362	363
Frontier Issuer LLC, Ser 2023-1, Cl A2
6.600%, 08/20/2053 (E)	500	508
Frontier Issuer LLC, Ser 2023-1, Cl B
8.300%, 08/20/2053 (E)	800	820

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
5.476%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	$400	$400
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
0.000%, 08/15/2028 (A)(C)(E)	1,000	1,000
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
6.306%, SOFR90A + 1.950%, 09/01/2026 (A)(E)	1,838	1,838
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
6.606%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	162	162
Granite Edvance, Ser 2020-1, Cl A1B
5.637%, TSFR1M + 1.314%, 09/25/2060 (A)	375	377
GreatAmerica Leasing Receivables Funding LLC, Ser 2025-1, Cl A1
4.462%, 03/16/2026 (E)	40	40
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (E)	49	49
GreenSky Home Improvement Issuer Trust, Ser 2025-2A, Cl A1
4.646%, 06/25/2026 (E)	48	48
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (E)	1,100	1,081
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	437	433
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	592	612
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	271	276
Hipgnosis Music Assets, Ser 2022-1, Cl A
5.000%, 05/16/2062 (E)	599	597
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (E)	87	87
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (E)	395	397
Jamestown CLO IX, Ser 2025-9A, Cl A2R3
5.956%, TSFR3M + 1.700%, 07/25/2034 (A)(E)	1,000	1,000
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	38	38
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
5.487%, TSFR1M + 1.164%, 11/25/2050 (A)	958	949

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KKR CLO 12, Ser 2018-12, Cl AR2A
5.714%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	$71	$71
KKR CLO 21, Ser 2018-21, Cl A
5.579%, TSFR3M + 1.262%, 04/15/2031 (A)(E)	236	236
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	4	4
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (E)	65	65
Kubota Credit Owner Trust, Ser 2025-1A, Cl A1
4.481%, 02/16/2026 (E)	133	133
Kubota Credit Owner Trust, Ser 2025-2A, Cl A1
4.480%, 07/15/2026 (E)	209	209
Madison Park Funding XLII, Ser 2017-13A, Cl B
6.081%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	700
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
5.876%, TSFR3M + 1.550%, 10/20/2029 (A)(E)	1,250	1,252
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
5.187%, TSFR1M + 0.864%, 01/25/2061 (A)	451	437
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
5.137%, TSFR1M + 0.814%, 03/25/2061 (A)	1,374	1,325
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	23	23
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	90	91
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (E)	551	529
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
5.478%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	676	672
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	321	310
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	319	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	$367	$377
Neuberger Berman CLO XVI-S, Ser 2025-16SA, Cl A1R2
5.498%, TSFR3M + 1.180%, 04/15/2039 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
5.729%, TSFR3M + 1.400%, 07/18/2038 (A)(E)	450	451
Neuberger Berman Loan Advisers CLO 45, Ser 2025-45A, Cl AR
5.380%, TSFR3M + 1.060%, 10/14/2036 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 46, Ser 2025-46A, Cl BR
5.826%, TSFR3M + 1.500%, 01/20/2037 (A)(E)	320	319
New Economy Assets Phase 1 Sponsor LLC, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (E)	953	792
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A3
2.260%, 11/20/2050 (E)	248	219
Oaktree CLO, Ser 2021-2A, Cl B1R
5.718%, TSFR3M + 1.400%, 01/15/2035 (A)(E)	1,000	994
OFSI BSL IX, Ser 2024-1A, Cl B1R
6.118%, TSFR3M + 1.800%, 07/15/2031 (A)(E)	1,000	1,004
OHA Credit Funding 4, Ser 2024-4A, Cl AR2
5.622%, TSFR3M + 1.290%, 01/22/2038 (A)(E)	250	251
Palmer Square CLO, Ser 2015-1A, Cl A2R5
5.815%, TSFR3M + 1.600%, 05/21/2034 (A)(E)	1,500	1,500
Palmer Square CLO, Ser 2021-3A, Cl A1R
5.589%, TSFR3M + 1.290%, 10/15/2038 (A)(E)	265	266
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
6.218%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	1,460	1,462
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
5.368%, TSFR3M + 1.050%, 10/15/2032 (A)(E)	198	199
PFS Financing, Ser 2025-A, Cl A
4.993%, SOFR30A + 0.650%, 01/15/2029 (A)(E)	195	195
Post Road Equipment Finance LLC, Ser 2025-1A, Cl A2
4.900%, 05/15/2031 (E)	400	403

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.696%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	$381	$381
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (E)	960	949
Race Point IX CLO, Ser 2021-9A, Cl A1A2
5.519%, TSFR3M + 1.202%, 10/15/2030 (A)(E)	24	24
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
7.000%, PRIME + -0.500%, 12/27/2044 (A)(E)	70	70
Regatta XXII Funding, Ser 2024-2A, Cl BR
6.026%, TSFR3M + 1.700%, 07/20/2035 (A)(E)	1,000	1,003
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	1,000	1,003
RIN II, Ser 2024-1A, Cl AR
5.798%, TSFR3M + 1.480%, 01/15/2038 (A)(E)	1,000	1,002
RIN XII LLC, Ser 2025-1A, Cl A1
5.618%, TSFR3M + 1.300%, 04/15/2038 (A)(E)	1,000	999
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
10.936%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	300	299
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	629	637
Shackleton CLO, Ser 2019-14A, Cl BRR
5.876%, TSFR3M + 1.550%, 07/20/2034 (A)(E)	1,000	1,000
Sierra Timeshare Receivables Funding LLC, Ser 2024-1A, Cl B
5.350%, 01/20/2043 (E)	518	523
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.476%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	375	375
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.890%, TSFR3M + 0.572%, 12/15/2038 (A)	375	371
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5
4.850%, TSFR3M + 0.532%, 12/15/2039 (A)	1,853	1,812
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
5.228%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	452	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
5.478%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	$339	$340
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
5.208%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,236	1,223
Sonic Capital LLC, Ser 2020-1A, Cl A2I
3.845%, 01/20/2050 (E)	950	933
Stack Infrastructure Issuer LLC, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (E)	862	847
STAR Trust, Ser 2024-SFR4, Cl A
6.113%, TSFR1M + 1.750%, 10/17/2041 (A)(E)	748	751
STAR Trust, Ser 2025-SFR5, Cl A
5.814%, TSFR1M + 1.450%, 02/17/2042 (A)(E)	180	180
STAR Trust, Ser 2025-SFR6, Cl A
5.764%, TSFR1M + 1.400%, 08/17/2042 (A)(E)	1,000	1,003
Steele Creek CLO, Ser 2019-2A, Cl CRR
6.118%, TSFR3M + 1.800%, 07/15/2032 (A)(E)	1,000	995
Store Master Funding I-VII and XIV, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (E)	437	426
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (E)	734	685
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
5.437%, TSFR1M + 1.114%, 09/25/2034 (A)	1,777	1,724
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
3.974%, TSFR1M + 1.054%, 09/25/2034 (A)	552	576
Sycamore Tree CLO, Ser 2023-3A, Cl BR
6.476%, TSFR3M + 2.150%, 04/20/2037 (A)(E)	1,000	1,006
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (E)	1,228	1,228
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	726	693
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	241	220
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (E)	100	98
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (E)	180	176

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricon Residential Trust, Ser 2025-SFR1, Cl C
5.963%, TSFR1M + 1.600%, 03/17/2042 (A)(E)	$1,000	$1,002
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (E)	535	508
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	868	820
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (E)	750	709
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl D
4.288%, 02/15/2052 (E)	100	96
Verizon Master Trust, Ser 2023-5, Cl A1A
5.610%, 09/08/2028	200	200
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	17	17
Volvo Financial Equipment LLC, Ser 2025-1A, Cl A1
4.491%, 03/16/2026 (E)	106	106
Voya CLO, Ser 2015-3A, Cl A3R4
5.776%, TSFR3M + 1.450%, 10/20/2031 (A)(E)	1,000	1,000
Voya CLO, Ser 2017-3A, Cl A1RR
5.386%, TSFR3M + 1.060%, 04/20/2034 (A)(E)	375	376
Voya CLO, Ser 2018-1A, Cl A2R
5.887%, TSFR3M + 1.562%, 01/20/2031 (A)(E)	825	825
Voya CLO, Ser 2018-3A, Cl A1R2
5.518%, TSFR3M + 1.200%, 10/15/2031 (A)(E)	305	306
Wendy's Funding LLC, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (E)	915	907
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	759	769
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/2043 (E)(F)	227	226
Willis Engine Structured Trust V, Ser 2020-A, Cl C
6.657%, 03/15/2045 (E)	214	208
Wind River CLO, Ser 2024-1A, Cl AR
5.676%, TSFR3M + 1.350%, 07/20/2035 (A)(E)	500	500
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	1,478	1,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Zais CLO 14, Ser 2024-14A, Cl B1R2
5.818%, TSFR3M + 1.500%, 04/15/2032 (A)(E)	$1,000	$1,000
		98,728

Total Asset-Backed Securities
(Cost $123,463) ($ Thousands)		124,288

MORTGAGE-BACKED SECURITIES — 27.9%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC ARM
7.415%, RFUCCT1Y + 2.470%, 03/01/2036(A)	285	296
6.270%, H15T1Y + 2.250%, 06/01/2035(A)	236	242
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	58	58
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	351	346
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	221	218
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	168	167
FNMA
6.000%, 09/01/2039 to 04/01/2040	159	167
3.000%, 12/01/2030	147	144
FNMA ARM
7.270%, RFUCCT1Y + 1.770%, 10/01/2033(A)	21	21
7.091%, RFUCCT1Y + 1.872%, 10/01/2033(A)	53	54
7.086%, RFUCCT1Y + 1.490%, 10/01/2035(A)	232	238
6.858%, H15T1Y + 2.332%, 04/01/2034(A)	156	162
6.793%, H15T1Y + 2.141%, 10/01/2033(A)	141	144
6.644%, H15T1Y + 2.184%, 07/01/2036(A)	178	183
6.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	43	44
6.536%, RFUCCT1Y + 1.661%, 04/01/2033(A)	70	70
6.527%, RFUCCT1Y + 1.777%, 09/01/2034(A)	112	114
6.453%, H15T1Y + 2.205%, 05/01/2035(A)	52	54
6.440%, RFUCCT1Y + 1.565%, 05/01/2037(A)	138	142
6.346%, H15T1Y + 2.220%, 08/01/2034(A)	254	260
6.238%, RFUCCT6M + 1.580%, 07/01/2034(A)	36	37

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.079%, RFUCCT6M + 1.433%, 03/01/2035(A)	$116	$118
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.363%, SOFR30A + 6.014%, 10/25/2028(A)	40	41
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	69	71
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	52	50
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	71	70
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	336	332
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	364	370
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	311	303

		4,516
Non-Agency Mortgage-Backed Obligations — 26.8%
A&D Mortgage Trust, Ser 2025-NQM2, Cl A1
5.790%, 06/25/2070(A)(E)	1,207	1,219
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	6	6
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	158	151
Angel Oak Mortgage Trust, Ser 2025-6, Cl A2
5.768%, 04/25/2070(E)(F)	488	492
Angel Oak Mortgage Trust, Ser 2025-7, Cl A2
5.763%, 06/25/2070(A)(E)	1,075	1,085
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	613	555
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.786%, TSFR1M + 1.422%, 04/15/2035(A)(E)	1,000	997
Banc of America Funding, Ser 2006-I, Cl 1A1
6.031%, 12/20/2036(A)	628	621
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
6.392%, 12/25/2033(A)	389	381
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.869%, 02/25/2034(A)	386	381
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
6.460%, 05/25/2034(A)	116	112
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	445	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
6.140%, 12/25/2033(A)	$351	$341
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.824%, 08/25/2034(A)	557	543
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
6.665%, 01/25/2034(A)	949	949
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
6.212%, 04/25/2034(A)	121	120
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
4.350%, 05/25/2034(A)	598	555
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.558%, 07/25/2034(A)	410	384
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.190%, 07/25/2034(A)	389	366
BFLD Trust, Ser 2025-EWEST, Cl A
5.913%, TSFR1M + 1.550%, 06/15/2042(A)(E)	500	500
BLP Commercial Mortgage Trust, Ser 2023-IND, Cl A
6.055%, TSFR1M + 1.692%, 03/15/2040(A)(E)	979	979
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl B
6.055%, TSFR1M + 1.692%, 03/15/2041(A)(E)	1,518	1,521
BLP Commercial Mortgage Trust, Ser 2025-IND, Cl B
5.913%, TSFR1M + 1.550%, 03/15/2042(A)(E)	1,000	997
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.284%, TSFR1M + 1.921%, 08/15/2041(A)(E)	1,390	1,396
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	18	17
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	41	38
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	27	26
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	79	73
BSPRT Issuer, Ser 2022-FL8, Cl A
5.843%, SOFR30A + 1.500%, 02/15/2037(A)(E)	90	90
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	7	7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.578%, TSFR1M + 1.214%, 09/15/2036(A)(E)	$969	$965
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.178%, TSFR1M + 0.814%, 09/15/2036(A)(E)	189	189
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.478%, TSFR1M + 2.115%, 06/15/2027(A)(E)	500	503
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
6.004%, TSFR1M + 1.641%, 05/15/2041(A)(E)	951	953
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.730%, TSFR1M + 1.380%, 08/15/2042(A)(E)	750	751
BX Trust, Ser 2021-SDMF, Cl B
5.216%, TSFR1M + 0.852%, 09/15/2034(A)(E)	928	924
BX Trust, Ser 2022-LBA6, Cl A
5.363%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	210
BX Trust, Ser 2023-DELC, Cl A
7.053%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,500	1,508
BX Trust, Ser 2024-BIO, Cl A
6.005%, TSFR1M + 1.642%, 02/15/2041(A)(E)	1,396	1,396
BX Trust, Ser 2024-FNX, Cl A
5.805%, TSFR1M + 1.442%, 11/15/2041(A)(E)	690	692
BX Trust, Ser 2024-VLT4, Cl B
6.304%, TSFR1M + 1.941%, 07/15/2029(A)(E)	1,670	1,669
BX Trust, Ser 2025-LUNR, Cl A
5.863%, TSFR1M + 1.500%, 06/15/2040(A)(E)	500	501
BX Trust, Ser 2025-TAIL, Cl A
5.763%, TSFR1M + 1.400%, 06/15/2035(A)(E)	500	501
BX, Ser 2021-MFM1, Cl C
5.678%, TSFR1M + 1.314%, 01/15/2034(A)(E)	700	700
CD Mortgage Trust, Ser 2016-CD1, Cl A3
2.459%, 08/10/2049	823	813
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
6.868%, 02/25/2037(A)	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.225%, 06/25/2035(A)	$186	$185
COLT 2023-2 Mortgage Loan Trust, Ser 2023-2, Cl A1
6.596%, 07/25/2068(E)(F)	163	165
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	54	50
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	22	21
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	89	77
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	169	144
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	40	37
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	256	219
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	265	229
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	635	633
COLT Mortgage Loan Trust, Ser 2024-6, Cl A3
5.847%, 11/25/2069(E)(F)	860	866
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	74	68
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
6.448%, SOFR30A + 2.100%, 03/25/2042(A)(E)	396	401
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
6.348%, SOFR30A + 2.000%, 03/25/2042(A)(E)	543	552
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.348%, SOFR30A + 3.000%, 04/25/2042(A)(E)	1,000	1,026
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
6.248%, SOFR30A + 1.900%, 04/25/2042(A)(E)	93	93
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
7.300%, SOFR30A + 2.950%, 06/25/2042(A)(E)	637	651

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
6.750%, SOFR30A + 2.400%, 12/25/2042(A)(E)	$771	$788
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.650%, SOFR30A + 2.300%, 05/25/2043(A)(E)	1,867	1,905
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.250%, SOFR30A + 1.900%, 06/25/2043(A)(E)	1,269	1,280
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
6.048%, SOFR30A + 1.700%, 07/25/2043(A)(E)	402	405
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
6.300%, SOFR30A + 1.950%, 09/25/2043(A)(E)	479	482
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
5.998%, SOFR30A + 1.650%, 05/25/2044(A)(E)	1,100	1,106
Connecticut Avenue Securities Trust, Ser 2025-R02, Cl 1A1
5.350%, SOFR30A + 1.000%, 02/25/2045(A)(E)	488	488
Connecticut Avenue Securities Trust, Ser 2025-R04, Cl 1M1
5.548%, SOFR30A + 1.200%, 05/25/2045(A)(E)	239	239
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,123	1,131
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	559	563
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
6.059%, 06/25/2034(A)	624	617
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	104	86
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	82	74
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	21	20
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	378	338
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	38	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	$184	$176
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	273	257
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.180%, TSFR1M + 0.815%, 11/15/2038(A)(E)	347	347
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.998%, SOFR30A + 1.650%, 01/25/2034(A)(E)	75	75
FHLMC STACR REMIC Trust, Ser 2021-HQA1, Cl M2
6.598%, SOFR30A + 2.250%, 08/25/2033(A)(E)	134	138
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.098%, SOFR30A + 3.750%, 02/25/2042(A)(E)	500	519
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.248%, SOFR30A + 2.900%, 04/25/2042(A)(E)	2,000	2,059
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
6.448%, SOFR30A + 2.100%, 03/25/2042(A)(E)	429	431
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
6.998%, SOFR30A + 2.650%, 07/25/2042(A)(E)	113	115
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
8.348%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,053
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
7.450%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,088
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
7.600%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,048
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.450%, SOFR30A + 2.100%, 04/25/2043(A)(E)	672	683
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.348%, SOFR30A + 2.000%, 05/25/2043(A)(E)	963	972

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.848%, SOFR30A + 3.500%, 05/25/2043(A)(E)	$2,000	$2,111
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
6.348%, SOFR30A + 2.000%, 06/25/2043(A)(E)	343	345
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
6.198%, SOFR30A + 1.850%, 11/25/2043(A)(E)	1,786	1,806
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.598%, SOFR30A + 1.250%, 05/25/2044(A)(E)	273	274
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
5.598%, SOFR30A + 1.250%, 03/25/2044(A)(E)	1,656	1,662
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
6.348%, SOFR30A + 2.000%, 03/25/2044(A)(E)	250	253
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl A1
5.598%, SOFR30A + 1.250%, 08/25/2044(A)(E)	450	452
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.548%, SOFR30A + 1.200%, 05/25/2045(A)(E)	413	414
FHLMC STACR REMIC Trust, Ser 2025-HQA1, Cl M1
5.498%, SOFR30A + 1.150%, 02/25/2045(A)(E)	823	823
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.813%, TSFR1M + 1.450%, 12/15/2039(A)(E)	1,000	1,000
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl A
7.066%, 11/10/2039(E)	600	614
GCAT Trust, Ser 2025-NQM2, Cl A1
5.604%, 04/25/2070(E)(F)	477	482
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.980%, TSFR1M + 1.614%, 12/15/2036(A)(E)	461	459
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
5.880%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	$581	$527
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.922%, 01/25/2035(A)	26	25
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.434%, 04/25/2035(A)	106	91
GWT, Ser 2024-WLF2, Cl A
6.054%, TSFR1M + 1.691%, 05/15/2041(A)(E)	500	502
GWT, Ser 2024-WLF2, Cl B
6.504%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	1,004
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
6.011%, 08/19/2034(A)	472	462
Hawaii Hotel Trust, Ser 2025-MAUI, Cl B
6.106%, TSFR1M + 1.742%, 03/15/2042(A)(E)	1,000	1,001
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
6.304%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	1,002
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	138	121
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	110	94
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	115	101
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	273	273
INTOWN Mortgage Trust, Ser 2025-STAY, Cl A
5.713%, TSFR1M + 1.350%, 03/15/2042(A)(E)	1,500	1,500
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.990%, 10/05/2039(A)(E)	1,000	1,021
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	12,500	341
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
5.724%, 06/25/2035(A)	122	123
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
6.588%, 07/25/2035(A)	73	74

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
6.355%, 07/25/2035(A)	$148	$150
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.187%, TSFR1M + 0.864%, 04/25/2046(A)(E)	40	40
Lhome Mortgage Trust, Ser 2025-RTL2, Cl A1
5.612%, 04/25/2040(A)(E)	1,000	1,008
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
5.658%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	972
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(E)	500	476
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
5.955%, TSFR1M + 1.592%, 05/15/2041(A)(E)	1,500	1,492
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
5.137%, 10/20/2029(A)	49	48
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.345%, 12/25/2034(A)	294	276
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.487%, 02/25/2035(A)	202	191
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.487%, 02/25/2035(A)	272	242
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
5.360%, 07/25/2035(A)	226	93
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
6.895%, 01/25/2037(A)	33	33
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	78	75
MF1, Ser 2022-FL8, Cl A
5.703%, TSFR1M + 1.350%, 02/19/2037(A)(E)	180	180
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(E)	268	259
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(E)	432	410
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	23	22
MFA Trust, Ser 2024-NQM2, Cl A1
5.272%, 08/25/2069(E)(F)	971	972

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHP, Ser 2021-STOR, Cl A
5.179%, TSFR1M + 0.814%, 07/15/2038(A)(E)	$105	$105
MHP, Ser 2022-MHIL, Cl B
5.477%, TSFR1M + 1.114%, 01/15/2039(A)(E)	800	800
MHP, Ser 2022-MHIL, Cl A
5.178%, TSFR1M + 0.815%, 01/15/2039(A)(E)	7	7
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	43	41
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.772%, 11/25/2034(A)	497	478
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.241%, 07/25/2034(A)	160	158
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.459%, 10/25/2034(A)	338	329
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	975	999
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	83	80
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.937%, TSFR1M + 1.614%, 06/25/2057(A)(E)	622	630
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	218	213
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	323	316
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
5.337%, TSFR1M + 1.014%, 01/25/2048(A)(E)	627	617
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
5.187%, TSFR1M + 0.864%, 01/25/2048(A)(E)	1,014	996
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.487%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,438	1,440
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	13	13
New Residential Mortgage Loan Trust, Ser 2023-NQM1, Cl A1A
6.864%, 10/25/2063(E)(F)	324	328

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
6.055%, TSFR1M + 1.692%, 02/15/2042(A)(E)	$1,500	$1,499
OBX Trust, Ser 2018-1, Cl A2
5.087%, TSFR1M + 0.764%, 06/25/2057(A)(E)	447	438
OBX Trust, Ser 2020-INV1, Cl A11
5.367%, TSFR1M + 1.014%, 12/25/2049(A)(E)	260	247
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	487	493
OBX Trust, Ser 2025-NQM14, Cl A2
5.517%, 07/25/2065(E)(F)	742	743
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.235%, 12/25/2038(A)	416	203
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(E)	500	501
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	2	2
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,365	1,180
SHR Trust, Ser 2024-LXRY, Cl A
6.313%, TSFR1M + 1.950%, 10/15/2041(A)(E)	1,000	1,003
SMRT, Ser 2022-MINI, Cl B
5.714%, TSFR1M + 1.350%, 01/15/2039(A)(E)	500	497
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	20	19
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.503%, 04/25/2035(A)	413	377
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
6.205%, TSFR1M + 1.842%, 02/15/2042(A)(E)	1,000	996
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl A
5.656%, TSFR1M + 1.293%, 04/15/2042(A)(E)	1,250	1,250
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.543%, 04/25/2045(A)	434	424
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(E)(F)	800	800
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	875	794

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	$62	$61
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.337%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,018
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	614	596
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.851%, 03/25/2064(A)(E)	736	750
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	450	417
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	520	449
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	104	94
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	46	41
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	65	58
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	103	88
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	528	453
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	89	82
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	46	44
Verus Securitization Trust, Ser 2023-2, Cl A3
6.852%, 03/25/2068(E)(F)	563	564
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	560	561
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	506	511
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(E)(F)	412	411
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	230	220
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	160	154
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	576	537
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.453%, 10/25/2033(A)	353	340

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.665%, 08/25/2033(A)	$340	$339
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
6.360%, 10/25/2034(A)	254	248
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.257%, 01/25/2035(A)	668	626
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
5.622%, 12MTA + 1.400%, 04/25/2044(A)	1,049	1,021
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
5.281%, 08/25/2034(A)	1,076	1,049
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl A
5.700%, TSFR1M + 1.350%, 08/15/2042(A)(E)	1,000	1,000
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
6.490%, 07/25/2034(A)	59	61
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
7.332%, 10/25/2034(A)	365	361
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
7.152%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,385	1,388

		114,013
Total Mortgage-Backed Securities
(Cost $119,464) ($ Thousands)		118,529

CORPORATE OBLIGATIONS — 5.4%
Communication Services — 0.2%
NTT Finance
4.567%, 07/16/2027 (E)	250	251
Scripps Escrow II
3.875%, 01/15/2029 (E)	300	266
Univision Communications
8.000%, 08/15/2028 (E)	300	311

		828

Consumer Discretionary — 1.1%
American Honda Finance
4.550%, 07/09/2027	150	151
AutoZone
5.050%, 07/15/2026	150	151
BMW US Capital LLC
4.150%, 08/11/2027 (E)	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.250%, 08/12/2026 (E)	$250	$243
Caesars Entertainment
7.000%, 02/15/2030 (E)	300	310
Churchill Downs
4.750%, 01/15/2028 (E)	200	198
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (E)	150	150
Hyundai Capital America
5.450%, 06/24/2026 (E)	1,950	1,965
4.875%, 06/23/2027 (E)	125	126
Marriott International
4.200%, 07/15/2027	150	150
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (E)	250	252
QXO Building Products
6.750%, 04/30/2032 (E)	135	139
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (E)	425	427
Toyota Motor Credit
4.500%, 05/14/2027	175	177

		4,589

Consumer Staples — 0.3%
Mars
4.450%, 03/01/2027 (E)	245	247
PeaceHealth Obligated Group
1.375%, 11/15/2025	325	323
Radiology Partners
8.500%, 07/15/2032 (E)	250	255
Team Health Holdings
8.375%, 06/30/2028 (E)	250	253

		1,078

Energy — 0.2%
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (E)	266	271
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (E)	300	299
ONEOK
5.550%, 11/01/2026	200	202
Williams
5.400%, 03/02/2026	125	126

		898

Financials — 2.0%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (E)	500	493
Athene Global Funding
5.684%, 02/23/2026 (E)	300	302
5.349%, 07/09/2027 (E)	90	91
Bank of America
5.526%, 08/18/2026	250	253

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.623%, SOFRRATE + 1.110%, 05/09/2029 (A)	$125	$127
Bank of America MTN
3.500%, 04/19/2026	200	199
BroadStreet Partners
5.875%, 04/15/2029 (E)	600	597
Brookfield Property
4.500%, 04/01/2027 (E)	292	287
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	92
Capital One
3.450%, 07/27/2026	250	248
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	225	225
Cooperatieve Rabobank UA
4.372%, 05/27/2027	250	252
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(E)	200	200
Deutsche Bank NY
5.624%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	327
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (E)	200	195
Focus Financial Partners LLC
6.750%, 09/15/2031 (E)	270	279
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	125	126
JPMorgan Chase
5.275%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	476
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	225	224
Lincoln Financial Global Funding
4.625%, 05/28/2028 (E)	150	151
Morgan Stanley
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	225	223
Nasdaq
3.850%, 06/30/2026	200	199
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	127
PNC Bank
4.775%, SOFRRATE + 0.504%, 01/15/2027 (A)	250	250
Principal Life Global Funding II
3.000%, 04/18/2026 (E)	250	248
Ryan Specialty LLC
5.875%, 08/01/2032 (E)	146	147
Swedbank
6.136%, 09/12/2026 (E)	200	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (A)	$250	$250
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (A)	250	252
1.250%, 06/01/2026	275	269
USI
7.500%, 01/15/2032 (E)	500	530
Wells Fargo Bank
5.450%, 08/07/2026	250	253
4.811%, 01/15/2026	250	250
WEX
6.500%, 03/15/2033 (E)	250	256

		8,602

Health Care — 0.2%
Grifols
4.750%, 10/15/2028 (E)	400	388
Medline Borrower LP
3.875%, 04/01/2029 (E)	125	120
Stryker
4.550%, 02/10/2027	150	151

		659

Industrials — 0.6%
Air Lease MTN
2.875%, 01/15/2026	250	248
American Airlines
5.500%, 04/20/2026 (E)	50	50
Caterpillar Financial Services
4.500%, 01/07/2027	150	151
Clean Harbors
4.875%, 07/15/2027 (E)	489	487
CP Atlas Buyer
12.750%, 01/15/2031 (E)	400	381
John Deere Capital
4.500%, 01/08/2027	150	151
SS&C Technologies
5.500%, 09/30/2027 (E)	300	300
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	722
Wilsonart LLC
11.000%, 08/15/2032 (E)	299	285

		2,775

Information Technology — 0.1%
Diebold Nixdorf
7.750%, 03/31/2030 (E)	500	529

Materials — 0.2%
Advancion Sciences
9.250%cash/0% PIK, 11/01/2026 (E)	992	880

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Flavors and Fragrances
1.230%, 10/01/2025 (E)	$62	$62

		942

Real Estate — 0.2%
Iron Mountain
4.875%, 09/15/2027 (E)	500	497
Kimco Realty OP LLC
3.250%, 08/15/2026	250	247

		744

Utilities — 0.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (E)	100	101
Consumers Securitization Funding LLC
5.550%, 03/01/2028	42	42
DTE Electric
4.250%, 05/14/2027	80	80
Duke Energy
5.000%, 12/08/2025	250	250
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	209	200
Emera US Finance
3.550%, 06/15/2026	125	124
Georgia Power
4.646%, SOFRINDX + 0.280%, 09/15/2026 (A)	275	275
Southwestern Electric Power
1.650%, 03/15/2026	175	173
Spire
5.300%, 03/01/2026	150	150

		1,395

Total Corporate Obligations
(Cost $23,078) ($ Thousands)		23,039

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
4.319%, 09/30/2025 (G)	1,575	1,570
4.263%, 10/07/2025 (G)	1,075	1,071
4.260%, 09/16/2025 (G)	2,725	2,721
4.245%, 12/26/2025 (G)	525	518
4.223%, 02/19/2026 (G)(H)	525	515
4.162%, 12/09/2025 (G)	1,625	1,607

Total U.S. Treasury Obligations
(Cost $8,000) ($ Thousands)		8,002

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(D)(I)	5,986	$953

Total Warrants
(Cost $111) ($ Thousands)		953

	Shares
COMMON STOCK — 0.1%
Air Methods *(D)(I)	2,388	380
Ambrosia Topco (D)	7,227	72

Total Common Stock
(Cost $109) ($ Thousands)		452

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	16,736,096	16,736
Total Cash Equivalent
(Cost $16,736) ($ Thousands)		16,736
	Face Amount (Thousands)
REPURCHASE AGREEMENT(J) — 1.0%
BNP Paribas
4.340%, dated 08/29/2025 to be repurchased on 09/02/2025, repurchase price $4,402,122 (collateralized by various U.S. Government Obligations, ranging in par value $8,811 - $10,000,000, 1.800% - 6.525%, 11/01/2028 – 08/01/2055; with total market value $4,468,354)	$4,400	4,400
Total Repurchase Agreement
(Cost $4,400) ($ Thousands)		4,400

Total Investments in Securities — 101.8%
(Cost $433,179) ($ Thousands)		$432,621

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Opportunistic Income Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(29)	Dec-2025	$(6,040)	$(6,047)	$(7)
U.S. 10-Year Treasury Note	(20)	Dec-2025	(2,244)	(2,251)	(7)
			$(8,284)	$(8,298)	$(14)

Percentages are based on Net Assets of $424,798 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	No interest rate available.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(E)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $216,842 ($ Thousands), representing 51.0% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(I)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2025 was $1,333 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(J)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,675	$55,861	$(55,800)	$—	$—	$16,736	$218	$—

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2025, is as follows:

Description	Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrants
Air Methods	5,986	3/27/2024	$111	$953
Common Stock
Air Methods	2,388	1/8/2024	32	380
			$143	$1,333

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.6%
Agency Mortgage-Backed Obligations — 34.7%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	$29	$30
7.000%, 09/01/2025 to 03/01/2039	23	25
6.500%, 10/01/2031 to 11/01/2054	9,520	10,049
6.000%, 08/01/2038 to 07/01/2055	105,003	108,175
5.500%, 02/01/2035 to 07/01/2055	91,210	92,281
5.000%, 08/01/2033 to 05/01/2055	51,106	50,600
4.500%, 11/01/2025 to 12/01/2054	48,530	47,029
4.000%, 09/01/2040 to 02/01/2053	36,619	34,682
3.500%, 04/01/2033 to 11/01/2052	49,718	45,654
3.000%, 08/01/2031 to 06/01/2052	127,088	112,330
2.500%, 10/01/2031 to 05/01/2052	211,502	179,214
2.000%, 01/01/2037 to 05/01/2052	158,638	130,789
FHLMC ARM
7.330%, RFUCCT1Y + 2.330%, 05/01/2036(A)	23	24
7.200%, RFUCCT1Y + 1.595%, 10/01/2036(A)	9	9
6.797%, RFUCCT1Y + 1.926%, 12/01/2036(A)	25	25
5.840%, RFUCCT1Y + 1.640%, 11/01/2048(A)	647	674
5.621%, SOFR30A + 2.330%, 07/01/2055(A)	2,327	2,368
5.446%, SOFR30A + 2.090%, 05/01/2055(A)	822	836
5.431%, SOFR30A + 2.330%, 08/01/2055(A)	1,934	1,959
5.337%, SOFR30A + 2.330%, 08/01/2055(A)	1,502	1,524
5.322%, SOFR30A + 2.105%, 08/01/2055(A)	1,232	1,253
5.303%, SOFR30A + 2.075%, 07/01/2055(A)	1,346	1,367
5.264%, SOFR30A + 2.075%, 07/01/2055(A)	3,327	3,366
5.220%, SOFR30A + 2.265%, 01/01/2055(A)	6,790	6,871
5.197%, SOFR30A + 2.203%, 06/01/2055(A)	2,092	2,115
5.141%, SOFR30A + 2.060%, 07/01/2055(A)	1,205	1,217
5.124%, SOFR30A + 2.227%, 06/01/2055(A)	6,771	6,833
5.106%, SOFR30A + 2.193%, 08/01/2055(A)	722	731
5.105%, SOFR30A + 2.161%, 06/01/2055(A)	1,267	1,278
5.076%, SOFR30A + 2.060%, 08/01/2055(A)	1,471	1,484
5.069%, SOFR30A + 2.060%, 07/01/2055(A)	789	796

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.016%, SOFR30A + 2.140%, 06/01/2055(A)	$1,434	$1,449
4.989%, SOFR30A + 2.257%, 02/01/2054(A)	910	919
4.980%, SOFR30A + 2.060%, 06/01/2055(A)	1,302	1,312
4.935%, SOFR30A + 2.325%, 10/01/2054(A)	2,208	2,231
4.855%, SOFR30A + 2.246%, 06/01/2055(A)	7,753	7,766
4.827%, SOFR30A + 2.151%, 01/01/2055(A)	2,386	2,408
4.611%, SOFR30A + 2.352%, 03/01/2053(A)	2,882	2,861
4.218%, SOFR30A + 2.306%, 05/01/2053(A)	3,327	3,307
3.951%, SOFR30A + 2.140%, 08/01/2052(A)	1,235	1,203
3.890%, RFUCCT1Y + 1.620%, 11/01/2047(A)	650	663
3.105%, RFUCCT1Y + 1.621%, 02/01/2050(A)	1,790	1,799
3.005%, RFUCCT1Y + 1.627%, 11/01/2048(A)	2,081	2,045
2.812%, H15T5Y + 1.288%, 03/01/2047(A)	361	355
2.793%, RFUCCT1Y + 1.635%, 12/01/2050(A)	164	155
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	85
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	876
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.330%, 10/25/2032(A)	18,959	262
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.686%, 12/25/2035(A)	16,263	689
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(A)	15,280	193
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.576%, 02/25/2036(A)	4,951	169
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.526%, 01/25/2033(A)	6,795	170
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.078%, 05/25/2029(A)	3,665	107

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.009%, 06/25/2029(A)	$2,917	$82
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.281%, 06/25/2029(A)	6,800	270
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.438%, 01/25/2030(A)	3,264	160
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.124%, 10/25/2030(A)	5,381	226
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.606%, 03/25/2031(A)	17,847	408
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.441%, 09/25/2031(A)	15,561	281
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.491%, 12/25/2031(A)	8,705	153
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(A)	6,783	118
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.451%, 04/25/2055(A)	6,967	144
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 05/25/2032(A)	7,966	157
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.490%, 06/25/2032(A)	11,297	265
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(A)	11,238	206
FHLMC Multifamily Structured Pass Through Certificates, Ser K540, Cl AS
4.861%, SOFR30A + 0.520%, 11/25/2029(A)	1,934	1,935
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.857%, 03/25/2028(A)	6,092	64
FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	570	563
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.342%, 06/25/2027(A)	1,428	17
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	2,384	2,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	$337	$353
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	3	3
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	23	23
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	10	10
FHLMC REMIC CMO, Ser 2003-2671, Cl S
6.587%, 09/15/2033(A)	14	16
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	31	30
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	68	70
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	1
FHLMC REMIC CMO, Ser 2009-3546, Cl A
6.836%, 02/15/2039(A)	21	21
FHLMC REMIC CMO, Ser 2010-3693, Cl FC
4.957%, SOFR30A + 0.614%, 07/15/2040(A)	455	452
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
1.493%, 05/15/2041(A)	195	16
FHLMC REMIC CMO, Ser 2011-3919, Cl FA
4.957%, SOFR30A + 0.614%, 09/15/2041(A)	439	436
FHLMC REMIC CMO, Ser 2011-3958, Cl AF
4.907%, SOFR30A + 0.564%, 11/15/2041(A)	412	408
FHLMC REMIC CMO, Ser 2011-3975, Cl FA
4.947%, SOFR30A + 0.604%, 12/15/2041(A)	379	376
FHLMC REMIC CMO, Ser 2012-3990, Cl FG
4.907%, SOFR30A + 0.564%, 01/15/2042(A)	472	468
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	150	144
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
2.153%, 04/15/2042(A)	20	2
FHLMC REMIC CMO, Ser 2012-4059, Cl FP
4.907%, SOFR30A + 0.564%, 06/15/2042(A)	551	546
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	923	871
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	600	566
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	705	661

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-4091, Cl FN
4.857%, SOFR30A + 0.514%, 08/15/2042(A)	$537	$530
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	440	429
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	614	549
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
4.857%, SOFR30A + 0.514%, 10/15/2042(A)	641	631
FHLMC REMIC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	631	606
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	927	907
FHLMC REMIC CMO, Ser 2013-4184, Cl FN
4.807%, SOFR30A + 0.464%, 03/15/2043(A)	352	347
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	454	393
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	537	443
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
4.957%, SOFR30A + 0.614%, 08/15/2043(A)	1,726	1,700
FHLMC REMIC CMO, Ser 2013-4281, Cl FA
4.857%, SOFR30A + 0.514%, 12/15/2043(A)	318	315
FHLMC REMIC CMO, Ser 2014-4303, Cl FA
4.807%, SOFR30A + 0.464%, 02/15/2044(A)	499	491
FHLMC REMIC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	161	159
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	781	700
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	2,903	2,766
FHLMC REMIC CMO, Ser 2016-4587, Cl AF
4.807%, SOFR30A + 0.464%, 06/15/2046(A)	930	923
FHLMC REMIC CMO, Ser 2016-4604, Cl FB
4.857%, SOFR30A + 0.514%, 08/15/2046(A)	2,278	2,256
FHLMC REMIC CMO, Ser 2016-4611, Cl BF
4.857%, SOFR30A + 0.514%, 06/15/2041(A)	5,688	5,629
FHLMC REMIC CMO, Ser 2016-4620, Cl LF
4.857%, SOFR30A + 0.514%, 10/15/2046(A)	962	954
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
4.957%, SOFR30A + 0.614%, 01/15/2055(A)	907	882
FHLMC REMIC CMO, Ser 2017-4709, Cl FA
4.757%, SOFR30A + 0.414%, 08/15/2047(A)	597	589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	$667	$600
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	1,009	939
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,041	958
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	701	634
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	246	217
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
4.757%, SOFR30A + 0.414%, 09/15/2048(A)	569	556
FHLMC REMIC CMO, Ser 2018-4854, Cl FB
4.757%, SOFR30A + 0.414%, 01/15/2049(A)	1,525	1,507
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,482	2,381
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	108	97
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	952	881
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
4.863%, SOFR30A + 0.514%, 08/25/2049(A)	515	505
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,159	1,077
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,132	1,012
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	704	669
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	658	556
FHLMC REMIC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	468	413
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	660
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,404	769
FHLMC REMIC CMO, Ser 2020-4988, Cl KF
4.813%, SOFR30A + 0.464%, 07/25/2050(A)	904	893
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	446	375
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
4.913%, SOFR30A + 0.564%, 07/25/2050(A)	5,300	5,127
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,383	211

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
4.813%, SOFR30A + 0.464%, 08/25/2050(A)	$1,068	$1,024
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,208	1,091
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	984	909
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	731	722
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	4,766	972
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,807	1,472
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	600	528
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,184	985
FHLMC REMIC CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	7,700	6,651
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,241	1,101
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,200	1,113
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
4.548%, SOFR30A + 0.200%, 06/25/2051(A)	1,583	1,489
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	1,717	1,535
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,008	893
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	134	124
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,448	1,285
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,485	2,294
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	719	667
FHLMC REMIC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,132	1,019
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,570	1,417
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,054	991
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,347	1,261
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,216	2,128
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,814

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	$759	$731
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	5,054	639
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
5.157%, SOFR30A + 0.814%, 10/15/2039(A)	2,055	2,061
FHLMC REMIC CMO, Ser 2024-5396, Cl HF
5.298%, SOFR30A + 0.950%, 04/25/2054(A)	2,681	2,694
FHLMC REMIC CMO, Ser 2024-5399, Cl FB
5.248%, SOFR30A + 0.900%, 04/25/2054(A)	1,574	1,571
FHLMC REMIC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,045
FHLMC REMIC CMO, Ser 2024-5451, Cl FD
4.857%, SOFR30A + 0.514%, 01/15/2044(A)	961	949
FHLMC REMIC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,208
FHLMC REMIC CMO, Ser 2024-5473, Cl BF
5.648%, SOFR30A + 1.300%, 11/25/2054(A)	2,116	2,125
FHLMC REMIC CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	978	934
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,285	1,181
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	631	583
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
4.957%, SOFR30A + 0.614%, 08/15/2042(A)	589	582
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
4.957%, SOFR30A + 0.614%, 08/15/2042(A)	944	932
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
4.957%, SOFR30A + 0.614%, 09/15/2042(A)	951	939
FHLMC STRIPS CMO, Ser 2014-326, Cl F2
5.007%, SOFR30A + 0.664%, 03/15/2044(A)	770	767
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,747	1,578
FNMA
8.000%, 01/01/2030 to 06/01/2031	7	7
7.500%, 02/01/2031 to 11/01/2038	47	49
7.000%, 09/01/2026 to 01/01/2039	228	241
6.500%, 05/01/2027 to 10/01/2054	8,982	9,454
6.000%, 02/01/2032 to 06/01/2055	84,376	86,772
5.500%, 12/01/2033 to 07/01/2055	168,730	170,337
5.350%, 07/01/2033	100	102
5.000%, 05/01/2034 to 05/01/2055	62,695	62,169
4.500%, 11/01/2031 to 01/01/2059	89,285	86,562

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.270%, 10/01/2032	$191	$190
4.200%, 01/01/2029	1,665	1,672
4.000%, 01/01/2027 to 09/01/2062	112,334	106,083
3.500%, 07/01/2031 to 09/01/2052	77,553	71,009
3.310%, 03/01/2028	1,830	1,800
3.000%, 05/01/2029 to 07/01/2060	285,949	255,777
2.500%, 03/01/2035 to 09/01/2061	152,714	129,771
2.435%, 10/01/2051	4,742	2,964
2.000%, 05/01/2036 to 04/01/2052	221,756	181,523
1.850%, 09/01/2035	958	847
1.790%, 08/01/2031	1,423	1,237
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	93	85
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	570
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	286	278
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	151	136
FNMA ARM
6.266%, RFUCCT1Y + 1.559%, 12/01/2035(A)	7	7
5.991%, RFUCCT1Y + 1.604%, 03/01/2050(A)	1,478	1,536
5.603%, SOFR30A + 2.060%, 08/01/2055(A)	2,290	2,323
5.402%, SOFR30A + 2.333%, 08/01/2054(A)	3,149	3,208
5.372%, SOFR30A + 2.060%, 05/01/2055(A)	2,135	2,175
5.045%, SOFR30A + 2.086%, 07/01/2055(A)	2,173	2,202
5.014%, SOFR30A + 2.050%, 08/01/2055(A)	757	766
4.968%, SOFR30A + 2.310%, 05/01/2055(A)	2,075	2,094
4.942%, SOFR30A + 2.161%, 04/01/2055(A)	1,748	1,765
4.869%, SOFR30A + 2.279%, 07/01/2054(A)	4,628	4,675
4.674%, SOFR30A + 2.297%, 04/01/2053(A)	8,854	8,948
4.644%, SOFR30A + 2.128%, 08/01/2052(A)	1,180	1,186
4.604%, SOFR30A + 2.123%, 08/01/2052(A)	1,773	1,771
4.601%, SOFR30A + 2.126%, 08/01/2052(A)	2,297	2,306
4.557%, SOFR30A + 2.300%, 12/01/2054(A)	1,957	1,956
4.538%, SOFR30A + 2.330%, 04/01/2053(A)	7,290	7,238
4.356%, SOFR30A + 2.162%, 01/01/2055(A)	2,154	2,158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.354%, SOFR30A + 2.125%, 07/01/2052(A)	$2,045	$2,042
4.146%, SOFR30A + 2.129%, 11/01/2052(A)	1,361	1,354
4.129%, SOFR30A + 2.134%, 10/01/2052(A)	3,980	3,959
4.104%, SOFR30A + 2.120%, 09/01/2052(A)	1,576	1,567
4.071%, SOFR30A + 2.120%, 07/01/2052(A)	1,688	1,657
3.929%, SOFR30A + 2.120%, 08/01/2052(A)	491	479
2.755%, RFUCCT1Y + 1.606%, 06/01/2050(A)	772	744
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	42	4
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	65	8
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,182	1,120
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C45, IO
2.000%, 07/25/2051	20,291	2,559
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C44, IO
2.000%, 03/25/2052	17,779	2,283
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C39, IO
2.000%, 09/25/2051	8,495	1,105
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C43, IO
2.000%, 07/25/2050	7,390	933
FNMA Interest STRIPS CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	14,551	1,868
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	1	1
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	19	18
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	6	6
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	3	3
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	145	152
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
2.737%, 01/25/2037(A)	144	16
FNMA REMIC CMO, Ser 2006-33, Cl LS
10.067%, 05/25/2036(A)	20	24
FNMA REMIC CMO, Ser 2006-46, Cl SW
7.836%, 06/25/2036(A)	17	18

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
2.187%, 03/25/2036(A)	$10	$–
FNMA REMIC CMO, Ser 2007-64, Cl FA
4.933%, SOFR30A + 0.584%, 07/25/2037(A)	3	3
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.237%, 07/25/2037(A)	57	6
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	3	4
FNMA REMIC CMO, Ser 2009-103, Cl MB
6.721%, 12/25/2039(A)	32	32
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	207	185
FNMA REMIC CMO, Ser 2010-107, Cl FB
4.873%, SOFR30A + 0.524%, 09/25/2040(A)	424	420
FNMA REMIC CMO, Ser 2010-111, Cl KF
4.863%, SOFR30A + 0.514%, 10/25/2040(A)	2,887	2,872
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	361	359
FNMA REMIC CMO, Ser 2011-117, Cl FA
4.913%, SOFR30A + 0.564%, 11/25/2041(A)	874	866
FNMA REMIC CMO, Ser 2011-117, Cl AF
4.913%, SOFR30A + 0.564%, 11/25/2041(A)	375	371
FNMA REMIC CMO, Ser 2011-127, Cl FC
4.913%, SOFR30A + 0.564%, 12/25/2041(A)	404	400
FNMA REMIC CMO, Ser 2011-142, Cl EF
4.963%, SOFR30A + 0.614%, 01/25/2042(A)	453	449
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.819%, 02/25/2051(A)	25	26
FNMA REMIC CMO, Ser 2011-55, Cl FH
4.903%, SOFR30A + 0.554%, 06/25/2041(A)	347	344
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.013%, SOFR30A + 0.664%, 08/25/2041(A)	12	12
FNMA REMIC CMO, Ser 2012-106, Cl FA
4.803%, SOFR30A + 0.454%, 10/25/2042(A)	355	351
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	650	595
FNMA REMIC CMO, Ser 2012-12, Cl FA
4.963%, SOFR30A + 0.614%, 02/25/2042(A)	401	398
FNMA REMIC CMO, Ser 2012-133, Cl JF
4.813%, SOFR30A + 0.464%, 12/25/2042(A)	764	751
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	530	458

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	$1	$1
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	172	182
FNMA REMIC CMO, Ser 2012-47, Cl JF
4.963%, SOFR30A + 0.614%, 05/25/2042(A)	536	532
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	441	336
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	959	719
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,292	1,197
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	552	478
FNMA REMIC CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	486	413
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	409	435
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	430	444
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	912	846
FNMA REMIC CMO, Ser 2014-74, Cl FC
4.863%, SOFR30A + 0.514%, 11/25/2044(A)	500	492
FNMA REMIC CMO, Ser 2015-26, Cl GF
4.763%, SOFR30A + 0.414%, 05/25/2045(A)	1,359	1,334
FNMA REMIC CMO, Ser 2015-32, Cl FA
4.763%, SOFR30A + 0.414%, 05/25/2045(A)	864	843
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	39	34
FNMA REMIC CMO, Ser 2015-48, Cl FB
4.763%, SOFR30A + 0.414%, 07/25/2045(A)	1,028	1,003
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	567	490
FNMA REMIC CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	583
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,548	1,397
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,115	1,050
FNMA REMIC CMO, Ser 2016-10, Cl FA
4.813%, SOFR30A + 0.464%, 03/25/2046(A)	3,505	3,470
FNMA REMIC CMO, Ser 2016-11, Cl FG
4.813%, SOFR30A + 0.464%, 03/25/2046(A)	564	557

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-11, Cl CF
4.813%, SOFR30A + 0.464%, 03/25/2046(A)	$415	$410
FNMA REMIC CMO, Ser 2016-19, Cl FD
4.863%, SOFR30A + 0.514%, 04/25/2046(A)	3,075	3,053
FNMA REMIC CMO, Ser 2016-22, Cl FA
4.863%, SOFR30A + 0.514%, 04/25/2046(A)	1,093	1,083
FNMA REMIC CMO, Ser 2016-22, Cl FG
4.863%, SOFR30A + 0.514%, 04/25/2046(A)	948	939
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,635	1,532
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,936	2,517
FNMA REMIC CMO, Ser 2016-61, Cl BF
4.863%, SOFR30A + 0.514%, 09/25/2046(A)	328	326
FNMA REMIC CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	1,118	1,047
FNMA REMIC CMO, Ser 2016-69, Cl BF
4.863%, SOFR30A + 0.514%, 10/25/2046(A)	1,037	1,027
FNMA REMIC CMO, Ser 2016-75, Cl FE
4.863%, SOFR30A + 0.514%, 10/25/2046(A)	795	789
FNMA REMIC CMO, Ser 2016-78, Cl FA
4.863%, SOFR30A + 0.514%, 03/25/2044(A)	436	431
FNMA REMIC CMO, Ser 2016-79, Cl FH
4.863%, SOFR30A + 0.514%, 11/25/2046(A)	797	790
FNMA REMIC CMO, Ser 2016-81, Cl FA
4.813%, SOFR30A + 0.464%, 11/25/2046(A)	3,883	3,849
FNMA REMIC CMO, Ser 2016-82, Cl FH
4.863%, SOFR30A + 0.514%, 11/25/2046(A)	1,371	1,358
FNMA REMIC CMO, Ser 2016-82, Cl FE
4.863%, SOFR30A + 0.514%, 11/25/2046(A)	1,763	1,749
FNMA REMIC CMO, Ser 2016-84, Cl FB
4.863%, SOFR30A + 0.514%, 11/25/2046(A)	659	652
FNMA REMIC CMO, Ser 2016-86, Cl FE
4.863%, SOFR30A + 0.514%, 11/25/2046(A)	1,708	1,692
FNMA REMIC CMO, Ser 2016-88, Cl CF
4.913%, SOFR30A + 0.564%, 12/25/2046(A)	1,151	1,142
FNMA REMIC CMO, Ser 2016-91, Cl AF
4.863%, SOFR30A + 0.514%, 12/25/2046(A)	721	717

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2017-11, Cl FA
4.863%, SOFR30A + 0.514%, 03/25/2047(A)	$348	$345
FNMA REMIC CMO, Ser 2017-113, Cl FB
4.713%, SOFR30A + 0.364%, 01/25/2048(A)	340	335
FNMA REMIC CMO, Ser 2017-12, Cl FD
4.863%, SOFR30A + 0.514%, 03/25/2047(A)	797	790
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	596	565
FNMA REMIC CMO, Ser 2017-23, Cl FA
4.863%, SOFR30A + 0.514%, 04/25/2047(A)	761	754
FNMA REMIC CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	3,055	2,682
FNMA REMIC CMO, Ser 2017-26, Cl FA
4.813%, SOFR30A + 0.464%, 04/25/2047(A)	2,052	2,034
FNMA REMIC CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	2,456	2,383
FNMA REMIC CMO, Ser 2017-82, Cl FE
4.713%, SOFR30A + 0.364%, 10/25/2047(A)	683	677
FNMA REMIC CMO, Ser 2017-9, Cl BF
4.863%, SOFR30A + 0.514%, 03/25/2047(A)	959	951
FNMA REMIC CMO, Ser 2017-9, Cl EF
4.863%, SOFR30A + 0.514%, 03/25/2047(A)	386	383
FNMA REMIC CMO, Ser 2017-9, Cl DF
4.863%, SOFR30A + 0.514%, 03/25/2047(A)	697	691
FNMA REMIC CMO, Ser 2017-96, Cl FB
4.763%, SOFR30A + 0.414%, 12/25/2047(A)	1,143	1,126
FNMA REMIC CMO, Ser 2018-1, Cl FA
4.713%, SOFR30A + 0.364%, 02/25/2048(A)	380	375
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,076	1,032
FNMA REMIC CMO, Ser 2018-36, Cl FD
4.713%, SOFR30A + 0.364%, 06/25/2048(A)	1,681	1,662
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	439	432
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,278	1,219
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	892	798
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	1,026	933
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	955	910

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	$903	$795
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	219	204
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	715	697
FNMA REMIC CMO, Ser 2018-86, Cl AF
4.763%, SOFR30A + 0.414%, 12/25/2048(A)	281	279
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	50	49
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	536	499
FNMA REMIC CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	589	535
FNMA REMIC CMO, Ser 2019-15, Cl FA
4.963%, SOFR30A + 0.614%, 04/25/2049(A)	521	510
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,148	1,078
FNMA REMIC CMO, Ser 2019-41, Cl FG
4.963%, SOFR30A + 0.614%, 08/25/2059(A)	1,268	1,232
FNMA REMIC CMO, Ser 2019-43, Cl FC
4.863%, SOFR30A + 0.514%, 08/25/2049(A)	1,013	994
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	330	294
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	102	91
FNMA REMIC CMO, Ser 2019-67, Cl FB
4.913%, SOFR30A + 0.564%, 11/25/2049(A)	561	551
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.963%, SOFR30A + 0.614%, 01/25/2050(A)	1,632	1,594
FNMA REMIC CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	772	696
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,209	204
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	1,788	1,654
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	776	461
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	765	642
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,271
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,459	1,269
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,102	1,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	$1,668	$336
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	2,962	579
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,019	410
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,346	2,707
FNMA REMIC CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	266	236
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,006	880
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	433	386
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,867	1,536
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,243	1,109
FNMA REMIC CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	624	532
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	3,523	3,147
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	140	134
FNMA REMIC CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	796	755
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,388
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,179	1,098
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,380	568
FNMA REMIC CMO, Ser 2023-37, Cl FH
4.863%, SOFR30A + 0.514%, 01/25/2050(A)	2,066	2,030
FNMA REMIC CMO, Ser 2023-38, Cl FC
5.013%, SOFR30A + 0.664%, 06/25/2040(A)	1,588	1,583
FNMA REMIC CMO, Ser 2023-38, Cl FD
5.215%, SOFR30A + 0.864%, 10/25/2039(A)	524	521
FNMA REMIC CMO, Ser 2023-39, Cl AI, IO
2.000%, 07/25/2052	80,667	10,485
FNMA REMIC CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,193	1,915
FNMA REMIC CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	818	693
FNMA REMICS CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	984	749
GNMA
7.000%, 09/15/2028 to 10/15/2032	161	163
6.500%, 03/15/2026 to 07/15/2035	236	244
6.000%, 09/15/2028 to 01/20/2054	9,064	9,394

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.500%, 11/20/2052 to 08/20/2053	$13,804	$13,984
5.000%, 10/15/2039 to 08/20/2053	13,062	13,070
4.700%, 09/20/2061(A)	48	48
4.500%, 01/20/2040 to 10/20/2054	27,290	26,480
4.400%, 01/20/2069(A)	4	4
4.000%, 11/20/2047 to 08/20/2052	30,591	28,824
3.500%, 09/20/2045 to 11/20/2053	62,383	57,561
3.000%, 03/15/2043 to 06/20/2052	37,360	33,203
2.500%, 12/20/2037 to 02/20/2053	54,335	46,378
2.000%, 08/20/2050 to 10/20/2051	56,049	45,266
GNMA ARM
4.625%, H15T1Y + 1.500%, 07/20/2034(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
6.876%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2007-78, Cl SA, IO
2.056%, 12/16/2037(A)	1,142	58
GNMA CMO, Ser 2009-106, Cl KS, IO
1.945%, 11/20/2039(A)	1,057	96
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	733	770
GNMA CMO, Ser 2009-66, Cl XS, IO
2.326%, 07/16/2039(A)	4	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	965	963
GNMA CMO, Ser 2010-4, Cl NS, IO
1.916%, 01/16/2040(A)	1,694	197
GNMA CMO, Ser 2010-4, Cl SL, IO
1.926%, 01/16/2040(A)	36	4
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	19	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.107%, 02/16/2053(A)	1,943	6
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.371%, 03/20/2062(A)	156	14
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,313	1,220
GNMA CMO, Ser 2013-163, Cl IO, IO
1.005%, 02/16/2046(A)	956	17
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	898	811
GNMA CMO, Ser 2014-149, Cl KP
2.250%, 07/16/2044	766	706
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	793	722
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,200	1,067
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	685	623
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,530	1,273
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,374	1,147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	$474	$411
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,711	2,469
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	544	514
GNMA CMO, Ser 2017-171, Cl IO, IO
0.652%, 09/16/2059(A)	5,195	194
GNMA CMO, Ser 2017-53, Cl IO, IO
0.523%, 11/16/2056(A)	8,355	241
GNMA CMO, Ser 2017-7, Cl IO, IO
0.558%, 12/16/2058(A)	6,044	173
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	141	135
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	969
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	652	601
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	81	73
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	55	50
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	227	203
GNMA CMO, Ser 2020-109, Cl AI, IO
0.836%, 05/16/2060(A)	2,041	115
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,445	793
GNMA CMO, Ser 2020-184, Cl IO, IO
0.911%, 11/16/2060(A)	2,681	173
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	893	740
GNMA CMO, Ser 2020-68, Cl IO, IO
1.615%, 05/16/2060(A)	4,281	471
GNMA CMO, Ser 2020-89, Cl IA, IO
1.169%, 04/16/2062(A)	2,964	207
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	4,880	3,959
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	4,509	3,662
GNMA CMO, Ser 2021-11, Cl IX, IO
1.161%, 12/16/2062(A)	3,009	237
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	886	729
GNMA CMO, Ser 2021-14, Cl IO, IO
1.330%, 06/16/2063(A)	5,137	471
GNMA CMO, Ser 2021-147, Cl KI, IO
1.144%, 06/16/2061(A)	5,083	415
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	6,927	5,902
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(A)	2,820	229

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-181, Cl IO, IO
0.981%, 07/16/2063(A)	$2,882	$200
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	58	48
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	5,966	5,208
GNMA CMO, Ser 2021-218, Cl IO, IO
0.965%, 10/16/2061(A)	2,736	201
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,750	1,527
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	814	683
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	1,262	981
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,139	1,122
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	711	708
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,020	1,015
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,032	1,028
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	129	129
GNMA CMO, Ser 2021-37, Cl IO, IO
0.799%, 01/16/2061(A)	2,699	159
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(A)	4,327	341
GNMA CMO, Ser 2021-54, Cl IO, IO
1.601%, 09/16/2063(A)	2,538	295
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,258	138
GNMA CMO, Ser 2021-68, Cl IO, IO
0.877%, 10/16/2062(A)	2,718	172
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	101	79
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	503	501
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	129	128
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	2,138	1,779
GNMA CMO, Ser 2021-94, Cl IO, IO
0.833%, 02/16/2063(A)	3,197	191
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	5,235	4,347
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	4,611	3,815
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	6,829	5,682
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,084	1,070

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	$1,390	$1,163
GNMA CMO, Ser 2022-197, Cl LF
5.045%, SOFR30A + 0.700%, 11/20/2052(A)	4,369	4,330
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,745	1,415
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	984	839
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	2,844	2,573
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,134	2,016
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	616	509
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	5,235	4,440
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	3,884	3,483
GNMA CMO, Ser 2022-59, Cl IO, IO
0.570%, 02/16/2062(A)	3,287	142
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,386	2,283
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	741
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	11,308	9,523
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	2,057	1,696
GNMA CMO, Ser 2022-92, Cl AH
2.000%, 06/16/2064	4,453	3,320
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	332
GNMA CMO, Ser 2023-134, Cl F
5.345%, SOFR30A + 1.000%, 08/20/2053(A)	960	958
GNMA CMO, Ser 2023-179, Cl IO, IO
0.611%, 09/16/2063(A)	16,012	676
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	7,055	6,055
GNMA CMO, Ser 2023-92, Cl IA, IO
0.611%, 06/16/2064(A)	3,958	210
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	1,659	1,423
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	7,036	6,656
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	21,325	20,507
GNMA CMO, Ser 2024-30, Cl CF
5.595%, SOFR30A + 1.250%, 02/20/2054(A)	159	160
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	857	791

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2024-97, Cl FW
5.495%, SOFR30A + 1.150%, 06/20/2054(A)	$2,659	$2,665
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	21,370	20,468
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	710	505
GNMA CMO, Ser 63, Cl IO, IO
0.816%, 04/16/2061(A)	3,339	197
GNMA TBA
5.500%, 09/15/2055	51,525	51,903
5.000%, 09/01/2033	40,075	39,668
4.500%, 09/15/2055	14,625	14,084
4.000%, 09/15/2055	32,075	29,918
3.500%, 09/15/2055 to 10/15/2055	47,710	43,367
3.000%, 09/15/2055	9,130	8,084
2.500%, 09/15/2055	38,325	32,665
UMBS TBA
6.500%, 09/15/2055	3,710	3,845
6.000%, 09/15/2055	8,045	8,218
5.500%, 09/15/2055 to 10/15/2055	75,555	75,975
5.000%, 09/15/2055	30,675	30,249
4.500%, 09/15/2055	32,075	30,847
4.000%, 09/14/2039	37,300	34,803
3.500%, 09/15/2055	31,640	28,580
3.000%, 09/15/2055	25,420	22,019
2.500%, 09/15/2055	33,350	27,685
2.000%, 09/15/2055	21,475	17,051

		3,286,013
Non-Agency Mortgage-Backed Obligations — 4.9%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(C)	5,293	5,178
ALA Trust, Ser 2025-OANA, Cl B
6.207%, TSFR1M + 1.842%, 06/15/2040(A)(C)	5,685	5,715
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(C)	296	281
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(C)	78	74
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	943	803
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(C)	600	524
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(C)	7,311	6,966
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(C)	2,796	2,730

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2024-13, Cl A1
5.464%, 12/26/2069(A)(C)	$7,423	$7,454
AOA Mortgage Trust, Ser 2021-1177, Cl A
5.353%, TSFR1M + 0.989%, 10/15/2038(A)(C)	2,560	2,483
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(C)	2,640	2,575
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.192%, 04/25/2037(A)	31	27
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	19	18
BANK, Ser 2022-BNK40, Cl A4
3.504%, 03/15/2064(A)	1,240	1,152
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 10/15/2057	1,435	1,468
BANK, Ser BNK44, Cl A5
5.935%, 11/15/2055(A)	929	990
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	5,139	4,613
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	308	308
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	862	810
BBCMS Mortgage Trust, Ser 2022-C17, Cl A5
4.441%, 09/15/2055	2,006	1,975
BBCMS Mortgage Trust, Ser 2022-C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,864
BBCMS Mortgage Trust, Ser 2025-5C33, Cl A4
5.839%, 03/15/2058	2,631	2,781
BBCMS Mortgage Trust, Ser 2025-C32, Cl A5
5.720%, 02/15/2062	3,845	4,085
BBCMS Mortgage Trust, Ser 2025-C35, Cl A5
5.586%, 07/15/2058(A)	664	697
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	617	606
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.513%, 05/25/2034(A)	9	9
Benchmark Mortgage Trust, Ser 2021-B25, Cl A4
2.268%, 04/15/2054	847	767

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	$2,220	$1,974
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,710	1,578
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.591%, 05/15/2055(A)	1,015	950
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.591%, 05/15/2055(A)	970	946
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	428	422
BMO Mortgage Trust, Ser 2025-5C10, Cl A3
5.578%, 05/15/2058	1,269	1,326
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/2058	1,254	1,321
BMO Mortgage Trust, Ser 2025-C12, Cl A5
5.871%, 06/15/2058(A)	846	903
BPR Mortgage Trust, Ser 2023-STON, Cl A
7.497%, 12/05/2039(C)	7,300	7,621
BPR Trust, Ser 2022-STAR, Cl A
7.595%, TSFR1M + 3.232%, 08/15/2039(A)(C)	4,600	4,600
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(C)	605	597
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	320	313
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.578%, TSFR1M + 1.214%, 09/15/2036(A)(C)	3,124	3,113
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.178%, TSFR1M + 0.814%, 09/15/2036(A)(C)	4,787	4,780
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
6.125%, TSFR1M + 1.761%, 12/09/2040(A)(C)	1,074	1,076
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
6.054%, TSFR1M + 1.691%, 08/15/2039(A)(C)	3,272	3,283
BX Commercial Mortgage Trust, Ser 2024-VLT5, Cl A
5.591%, 11/13/2046(A)(C)	2,080	2,110
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	995	941

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2021-ARIA, Cl C
6.124%, TSFR1M + 1.760%, 10/15/2036(A)(C)	$5,025	$5,025
BX Trust, Ser 2021-ARIA, Cl B
5.775%, TSFR1M + 1.411%, 10/15/2036(A)(C)	3,641	3,641
BX Trust, Ser 2024-VLT4, Cl B
6.304%, TSFR1M + 1.941%, 07/15/2029(A)(C)	2,400	2,399
BX Trust, Ser 2025-GW, Cl A
5.963%, TSFR1M + 1.600%, 07/15/2042(A)(C)	3,775	3,785
BX Trust, Ser 2025-VLT6, Cl A
5.806%, TSFR1M + 1.443%, 03/15/2042(A)(C)	3,620	3,617
BX Trust, Ser 2025-VLT7, Cl A
6.063%, TSFR1M + 1.700%, 07/15/2044(A)(C)	1,681	1,686
BX Trust, Ser 2025-VLT7, Cl B
6.363%, TSFR1M + 2.000%, 07/15/2044(A)(C)	4,320	4,331
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,200
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(C)	1,623	1,463
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.897%, 02/25/2037(A)	8	8
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
6.323%, 02/25/2037(A)	8	8
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
6.911%, 06/25/2035(A)	7	7
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(C)	2,874	2,858
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 12/10/2049(A)	2,550	2,483
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	5,980	5,598
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(A)	11	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
6.225%, 08/25/2034(A)	5	5
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
6.022%, 09/25/2033(A)(C)	9	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	$1,199	$1,018
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	1,315	1,129
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,339	1,283
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	2,665	2,691
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.792%, 02/10/2047(A)	339	327
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	67	64
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.670%, 10/10/2048(A)	2,384	2,244
Commercial Mortgage Pass-Through Certificates, Ser 2018-COR3, Cl A2
3.961%, 05/10/2051	6,103	5,991
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,833
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.898%, SOFR30A + 1.550%, 10/25/2041(A)(C)	616	619
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.998%, SOFR30A + 1.650%, 12/25/2041(A)(C)	6,500	6,541
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
6.148%, SOFR30A + 1.800%, 01/25/2044(A)(C)	790	799
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	36	37
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.586%, 08/25/2034(A)	65	61
CSAIL Commercial Mortgage Trust, Ser 2017-CX9, Cl A5
3.446%, 09/15/2050	4,380	4,247
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	917
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(C)	1,669	1,630
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	2,222	1,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(C)	$2,346	$2,266
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	467	454
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	1,058	929
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	1,618	1,370
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	1,840	1,634
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	4,152	4,137
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	2,779	2,554
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(C)	8,471	7,330
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,995	1,804
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	1,892	1,736
DGWD Trust, Ser 2025-INFL, Cl B
6.150%, TSFR1M + 1.800%, 08/15/2030(A)(C)	2,925	2,924
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	1,564	1,318
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	722	638
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.848%, SOFR30A + 1.500%, 10/25/2041(A)(C)	2,017	2,024
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.648%, SOFR30A + 1.300%, 02/25/2042(A)(C)	617	618
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.248%, SOFR30A + 2.900%, 04/25/2042(A)(C)	2,850	2,934
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.097%, 09/25/2034(A)	11	11
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(C)	22	21
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.813%, TSFR1M + 1.450%, 12/15/2039(A)(C)	3,195	3,196
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	7,400	7,470

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
4.500%, 11/20/2054	$3,939	$3,795
4.000%, 10/20/2050 to 04/20/2052	8,380	7,920
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
5.974%, TSFR1M + 1.614%, 07/16/2035(A)(C)	395	394
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,327
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(A)(C)	2,600	2,590
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	1,789	1,753
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(C)	1,111	968
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	4,140	4,018
GS Mortgage-Backed Securities Trust, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(C)	11,989	12,072
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(C)	8,093	8,137
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.000%, 09/25/2035(A)(C)(E)	115	2
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	13	13
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	2
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
5.355%, TSFR1M + 1.014%, 06/20/2035(A)	744	701
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
5.904%, TSFR1M + 1.541%, 05/15/2037(A)(C)	4,006	4,012
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,808
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(C)	1,995	1,857
Impac CMB Trust, Ser 2005-4, Cl 2A1
5.037%, TSFR1M + 0.414%, 05/25/2035(A)	41	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.297%, TSFR1M + 0.974%, 09/25/2034(A)	$8	$7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
5.237%, TSFR1M + 0.914%, 11/25/2034(A)	13	12
JP Morgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(C)	4,176	4,213
JP Morgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(C)	3,566	3,585
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,379
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	424	419
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,893
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.550%, 02/25/2035(A)	18	17
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.910%, 11/25/2033(A)	19	19
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	283	247
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,188
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.659%, 11/21/2034(A)	460	444
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	127	61
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.787%, TSFR1M + 0.464%, 05/25/2035(A)(C)	170	82
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)	4	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.721%, 10/25/2032(A)	2	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.683%, 07/25/2033(A)	13	12

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.345%, 12/25/2034(A)	$29	$28
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.128%, 08/25/2034(A)	15	15
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	469	415
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	676	618
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	707	676
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2025-5C1, Cl A3
5.635%, 03/15/2058	592	621
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.073%, 11/15/2049(A)	12,437	86
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	907	811
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,535	3,424
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.637%, 04/25/2034(A)	42	42
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
4.808%, TSFR1M + 0.454%, 04/16/2036(A)(C)	1,349	1,324
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(C)	122	116
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	157	150
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	552	488
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	977	971
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
5.117%, 09/25/2064(A)(C)	4,596	4,609
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(C)	2,355	2,487
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.004%, TSFR1M + 1.641%, 03/15/2039(A)(C)	4,025	4,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust, Ser 2025-1155, Cl A
5.833%, 06/10/2042(C)	$4,878	$4,913
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(C)	8	8
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	625	513
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	2,647	2,379
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	2,544	2,562
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(C)(D)	2,077	2,091
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(C)(D)	4,197	4,209
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	6,377	5,738
Oceanview Mortgage Trust, Ser 2025-INV1, Cl AF1
5.148%, SOFR30A + 0.800%, 11/25/2054(A)(C)	4,011	4,014
Oceanview Mortgage Trust, Ser 2025-INV2, Cl AF1
5.198%, SOFR30A + 0.850%, 04/25/2055(A)(C)	3,765	3,767
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,291
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	11,797	10,083
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	2	1
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	723	645
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(C)(D)	5,834	5,747
RALI Trust, Ser 2005-QO5, Cl A1
5.222%, 12MTA + 1.000%, 01/25/2046(A)	246	191
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	16	14
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(C)	9,928	8,796
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)	5,442	5,536
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(C)	4,440	4,504
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)	3,997	4,039
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)	4,043	4,081

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055(A)(C)	$2,250	$2,254
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.919%, 12/25/2034(A)	157	142
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(C)	1,088	889
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	1,320	1,078
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
6.100%, TSFR1M + 1.750%, 08/15/2042(A)(C)	5,350	5,357
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
4.987%, TSFR6M + 0.748%, 01/20/2035(A)	31	30
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.070%, 10/25/2048(A)(C)	1,642	1,645
Sequoia Mortgage Trust, Ser 2025-6, Cl A5
5.500%, 07/25/2055(A)(C)	10,408	10,479
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)	5,265	4,569
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	3,176	2,986
SMRT, Ser 2022-MINI, Cl A
5.364%, TSFR1M + 1.000%, 01/15/2039(A)(C)	5,430	5,420
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(C)	314	295
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(C)	194	189
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)	170	161
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)	1,087	969
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
5.128%, TSFR1M + 0.774%, 10/19/2034(A)	22	21
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.948%, TSFR1M + 0.594%, 04/19/2035(A)	493	485
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.683%, 12/25/2033(A)	13	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.806%, TSFR1M + 1.443%, 02/15/2042(A)(C)	$1,994	$1,979
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
6.205%, TSFR1M + 1.842%, 02/15/2042(A)(C)	5,550	5,529
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
5.077%, TSFR1M + 0.754%, 09/25/2043(A)	52	51
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.650%, 06/25/2057(A)(C)	1,860	1,566
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	823	799
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	776	732
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	2,408	2,316
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.851%, 03/25/2064(A)(C)	5,110	5,202
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
5.042%, 07/25/2065(A)(C)	4,878	4,996
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/2050	802	788
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	446	400
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	914	817
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	819	722
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	1,078	916
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	2,780	2,420
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	1,243	1,135
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(C)	1,116	1,032
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	228	219
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	378	360

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS
6.000%, 06/25/2034	$44	$45
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.453%, 10/25/2033(A)	24	23
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
6.381%, 06/25/2033(A)	15	15
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.139%, 09/25/2033(A)	54	53
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
5.261%, 06/25/2033(A)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	95	94
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.379%, 06/25/2034(A)	17	16
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.471%, 06/25/2034(A)	1,565	1,532
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.201%, 07/25/2034(A)	1,334	1,249
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.957%, TSFR1M + 0.634%, 11/25/2045(A)	4,306	4,137
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.977%, TSFR1M + 0.654%, 12/25/2045(A)	1,945	1,960
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.971%, 12MTA + 1.500%, 12/25/2046(A)	119	107
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	94	15
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	5	4
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/2058	3,280	3,447
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/2058	1,590	1,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2025-C64, Cl A5
5.645%, 02/15/2058	$442	$466
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
6.461%, 08/25/2035(A)	10	10
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	883
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.213%, 10/15/2057(A)	352	–

		461,447
Total Mortgage-Backed Securities
(Cost $3,796,950) ($ Thousands)		3,747,460

U.S. TREASURY OBLIGATIONS — 33.8%
U.S. Treasury Bills
4.237%, 10/07/2025 (F)	75,000	74,694
4.223%, 10/21/2025 (F)	54,730	54,420
4.218%, 10/14/2025 (F)	30,000	29,854
U.S. Treasury Bonds
5.000%, 05/15/2045	39,820	40,486
4.875%, 08/15/2045	178,873	179,069
4.750%, 05/15/2055	72,782	70,803
4.750%, 08/15/2055	183,326	178,399
4.250%, 08/15/2054	13,736	12,290
3.375%, 11/15/2048	46,860	36,567
3.125%, 05/15/2048 (G)	78,447	58,740
3.000%, 02/15/2048	38,012	27,884
3.000%, 08/15/2048	16,723	12,204
3.000%, 02/15/2049	83,428	60,599
2.875%, 05/15/2052	29,200	20,136
2.500%, 05/15/2046	41,979	28,700
2.375%, 02/15/2042	8,403	6,082
2.250%, 08/15/2046	71,223	46,145
2.250%, 08/15/2049	16,526	10,198
2.000%, 11/15/2041	21,804	14,950
2.000%, 02/15/2050	29,880	17,249
2.000%, 08/15/2051	39,280	22,169
1.750%, 08/15/2041	105,053	69,589
1.375%, 11/15/2040	15,304	9,753
1.125%, 08/15/2040	21,739	13,383
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2034	19,984	20,257
U.S. Treasury Notes
4.500%, 05/15/2027	58,500	59,279
4.250%, 12/31/2026	29,680	29,857
4.250%, 01/15/2028	70,535	71,557
4.250%, 08/15/2035	149,042	149,345
4.125%, 01/31/2027	16,870	16,954

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.125%, 02/28/2027	$35,035	$35,235
4.125%, 08/31/2030	18,158	18,499
4.000%, 07/31/2030	24,294	24,614
4.000%, 07/31/2032	37,200	37,369
3.875%, 07/31/2027	75,116	75,427
3.875%, 07/15/2028	49,805	50,190
3.875%, 07/31/2030	89,026	89,742
3.875%, 08/31/2032	127,643	127,244
3.750%, 08/31/2026	9,125	9,114
3.750%, 04/30/2027	62,280	62,346
3.750%, 06/30/2027	22,150	22,188
3.750%, 04/15/2028	58,065	58,287
3.625%, 08/31/2027	192,721	192,759
3.625%, 08/15/2028	230,018	230,323
3.625%, 03/31/2030	24,793	24,739
3.625%, 08/31/2030	460,627	459,224
2.625%, 07/31/2029 (G)	37,295	35,934
2.375%, 05/15/2027	71,455	69,937
2.375%, 03/31/2029	104,460	100,155
1.875%, 02/15/2032	14,394	12,753
1.250%, 09/30/2028	7,830	7,299
0.750%, 08/31/2026	8,415	8,161

Total U.S. Treasury Obligations
(Cost $3,207,607) ($ Thousands)		3,193,151

CORPORATE OBLIGATIONS — 21.8%
Communication Services — 1.5%
Alphabet
5.300%, 05/15/2065	1,246	1,198
5.250%, 05/15/2055	1,246	1,214
4.500%, 05/15/2035	3,744	3,714
AT&T
3.800%, 12/01/2057	1,132	779
3.650%, 09/15/2059	719	476
3.550%, 09/15/2055	18,465	12,278
3.500%, 06/01/2041	733	574
3.500%, 09/15/2053	4,953	3,316
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	628	620
6.550%, 06/01/2034	1,890	2,005
6.484%, 10/23/2045	110	107
6.100%, 06/01/2029	5,903	6,205
5.850%, 12/01/2035	1,740	1,743
5.500%, 04/01/2063	435	356
5.375%, 04/01/2038	410	384
5.250%, 04/01/2053	1,125	920
5.125%, 07/01/2049	310	252
4.800%, 03/01/2050	230	178
3.900%, 06/01/2052	560	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 02/15/2028	$681	$671
3.700%, 04/01/2051	181	117
3.500%, 06/01/2041	395	284
3.500%, 03/01/2042	2,299	1,632
2.300%, 02/01/2032	2,000	1,694
Comcast
5.350%, 05/15/2053	1,372	1,259
4.600%, 10/15/2038	4,025	3,747
4.049%, 11/01/2052	740	551
2.987%, 11/01/2063	1,024	570
2.937%, 11/01/2056	1,110	639
2.887%, 11/01/2051	6,015	3,601
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	3,038
Meta Platforms
5.600%, 05/15/2053	2,655	2,625
5.550%, 08/15/2064	6,820	6,599
5.400%, 08/15/2054	5,821	5,584
4.450%, 08/15/2052	2,300	1,916
Netflix
5.400%, 08/15/2054	1,171	1,141
Paramount Global
6.875%, 04/30/2036	3,025	3,210
5.900%, 10/15/2040	1,770	1,660
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	7,084	7,133
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,610
Time Warner Cable LLC
7.300%, 07/01/2038	5,400	5,881
6.750%, 06/15/2039	170	176
6.550%, 05/01/2037	280	290
5.875%, 11/15/2040	11,905	11,375
5.500%, 09/01/2041	1,942	1,755
4.500%, 09/15/2042	1,070	848
T-Mobile USA
5.875%, 11/15/2055	909	897
5.300%, 05/15/2035	3,406	3,440
5.125%, 05/15/2032	380	390
4.700%, 01/15/2035	1,395	1,352
3.875%, 04/15/2030	870	852
3.750%, 04/15/2027	6,478	6,437
3.500%, 04/15/2031	13,645	12,900
3.400%, 10/15/2052	3,480	2,301
Verizon Communications
5.250%, 04/02/2035	2,273	2,294
4.272%, 01/15/2036	1,435	1,335
3.700%, 03/22/2061	475	325
2.987%, 10/30/2056	1,247	745
2.650%, 11/20/2040	420	298
Walt Disney
3.500%, 05/13/2040	3,945	3,257

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Warnermedia Holdings
5.141%, 03/15/2052	$1,125	$700
5.050%, 03/15/2042	1,235	832

		144,651

Consumer Discretionary — 0.9%
Amazon.com
3.875%, 08/22/2037	2,490	2,263
3.450%, 04/13/2029	550	542
3.150%, 08/22/2027	160	158
AutoZone
6.250%, 11/01/2028	810	860
5.125%, 06/15/2030	1,730	1,786
BMW US Capital LLC
5.200%, 08/11/2035 (C)	1,591	1,582
5.050%, 03/21/2030 (C)	2,250	2,314
4.500%, 08/11/2030 (C)	1,920	1,921
Dick's Sporting Goods
4.100%, 01/15/2052	1,757	1,246
Ford Motor Credit LLC
6.054%, 11/05/2031	11,293	11,428
6.050%, 03/05/2031	312	317
2.900%, 02/10/2029	5,881	5,414
General Motors
5.350%, 04/15/2028	3,890	3,978
General Motors Financial
5.950%, 04/04/2034	3,525	3,613
5.450%, 07/15/2030	6,935	7,120
5.000%, 04/09/2027	1,380	1,391
2.700%, 06/10/2031	3,478	3,087
Home Depot
4.850%, 06/25/2031	925	955
4.750%, 06/25/2029	1,393	1,426
3.625%, 04/15/2052	746	541
Hyundai Capital America
5.300%, 06/24/2029 (C)	3,810	3,911
5.150%, 03/27/2030 (C)	1,373	1,402
Las Vegas Sands
6.000%, 08/15/2029	610	633
5.625%, 06/15/2028	2,720	2,785
Lowe's
5.000%, 04/15/2040	2,000	1,907
4.250%, 04/01/2052	1,927	1,493
3.500%, 04/01/2051	993	672
2.500%, 04/15/2026	260	257
1.700%, 09/15/2028	900	839
Marriott International
5.250%, 10/15/2035	2,778	2,757
McDonald's
4.950%, 03/03/2035	2,670	2,688
McDonald's MTN
6.300%, 03/01/2038	1,396	1,531
4.700%, 12/09/2035	485	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 04/01/2028	$250	$249
3.700%, 01/30/2026	1,065	1,062
3.600%, 07/01/2030	460	449
3.500%, 03/01/2027	180	178
3.500%, 07/01/2027	510	505
2.125%, 03/01/2030	420	385
1.450%, 09/01/2025	850	850
Starbucks
5.400%, 05/15/2035	780	798
3.500%, 11/15/2050	1,250	860
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,950
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (C)	965	983
5.650%, 03/25/2032 (C)	4,150	4,252

		86,816

Consumer Staples — 1.5%
Alcon Finance
5.375%, 12/06/2032 (C)	2,696	2,790
3.000%, 09/23/2029 (C)	3,845	3,667
Altria Group
5.250%, 08/06/2035	4,130	4,122
4.875%, 02/04/2028	1,290	1,310
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	203
3.875%, 09/16/2046	1,212	902
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,680	3,359
4.700%, 02/01/2036	8,756	8,546
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039	2,082	2,125
BAT Capital
7.081%, 08/02/2053	485	539
6.250%, 08/15/2055	1,298	1,309
5.834%, 02/20/2031	2,630	2,781
5.350%, 08/15/2032	7,125	7,334
4.540%, 08/15/2047	3,208	2,599
4.390%, 08/15/2037	680	614
3.557%, 08/15/2027	259	256
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	3,938	3,923
Bunge Finance
5.150%, 08/04/2035	2,377	2,383
CommonSpirit Health
3.347%, 10/01/2029	718	692
2.782%, 10/01/2030	1,840	1,702
Constellation Brands
2.250%, 08/01/2031	5,146	4,519
EMD Finance LLC
5.000%, 10/15/2035 (C)	5,094	5,043
4.375%, 10/15/2030 (C)	2,557	2,554

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	$2,440	$2,356
Imperial Brands Finance
5.625%, 07/01/2035 (C)	1,798	1,816
Japan Tobacco
5.250%, 06/15/2030 (C)	4,060	4,216
JBS USA Holding Lux SARL
7.250%, 11/15/2053	2,586	2,871
6.750%, 03/15/2034	2,582	2,832
6.500%, 12/01/2052	4,218	4,305
6.375%, 04/15/2066 (C)	465	458
5.750%, 04/01/2033	593	614
3.625%, 01/15/2032	2,426	2,236
3.000%, 02/02/2029	180	172
3.000%, 05/15/2032	5,434	4,812
Keurig Dr Pepper
5.300%, 03/15/2034	3,315	3,345
Kroger
5.500%, 09/15/2054	2,070	1,938
5.000%, 09/15/2034	2,570	2,562
Mars
5.200%, 03/01/2035 (C)	9,255	9,341
PepsiCo
5.000%, 07/23/2035	924	933
4.650%, 07/23/2032	1,984	2,006
4.300%, 07/23/2030	1,281	1,289
4.100%, 01/15/2029	2,311	2,316
Philip Morris International
5.375%, 02/15/2033	3,000	3,105
5.000%, 11/17/2025	1,833	1,835
4.875%, 04/30/2035	3,628	3,594
4.375%, 04/30/2030	3,422	3,441
4.125%, 04/28/2028	4,042	4,051
Pilgrim's Pride
3.500%, 03/01/2032	670	605
Reynolds American
8.125%, 05/01/2040	1,060	1,246
Walmart
4.900%, 04/28/2035	4,255	4,322
4.350%, 04/28/2030	3,250	3,299

		139,199

Energy — 1.3%
Aker BP
5.800%, 10/01/2054 (C)	402	359
5.125%, 10/01/2034 (C)	3,493	3,384
BP Capital Markets America
4.893%, 09/11/2033	1,835	1,846
4.812%, 02/13/2033	3,940	3,952
Chevron USA
4.300%, 10/15/2030	2,129	2,141
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ConocoPhillips
4.150%, 11/15/2034	$458	$430
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	4,370	4,251
Devon Energy
5.750%, 09/15/2054	3,143	2,814
5.200%, 09/15/2034	1,896	1,858
Diamondback Energy
5.900%, 04/18/2064	1,314	1,216
5.750%, 04/18/2054	3,534	3,275
5.200%, 04/18/2027	923	937
5.150%, 01/30/2030	1,724	1,770
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	2,207	2,301
Energy Transfer LP
6.550%, 12/01/2033	1,950	2,112
6.400%, 12/01/2030	3,220	3,484
6.250%, 04/15/2049	1,390	1,363
6.000%, 02/01/2029 (C)	1,560	1,582
5.950%, 05/15/2054	3,748	3,509
5.700%, 04/01/2035	2,720	2,769
5.500%, 06/01/2027	620	631
5.300%, 04/01/2044	60	54
5.300%, 04/15/2047	932	822
5.250%, 07/01/2029	2,207	2,276
5.000%, 05/15/2050	3,908	3,243
4.950%, 06/15/2028	280	284
4.000%, 10/01/2027	1,870	1,860
Eni SpA
5.950%, 05/15/2054 (C)	890	864
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	71
4.950%, 02/15/2035	1,855	1,851
Equinor
5.125%, 06/03/2035	764	778
Exxon Mobil
4.227%, 03/19/2040	745	670
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	1,171	1,021
2.160%, 03/31/2034 (C)	1,303	1,175
1.750%, 09/30/2027 (C)	954	928
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	1,985	2,051
Hess
6.000%, 01/15/2040	8,940	9,573
5.800%, 04/01/2047	1,150	1,162
HF Sinclair
5.000%, 02/01/2028	3,595	3,598
Kinder Morgan
5.200%, 03/01/2048	1,240	1,102
5.150%, 06/01/2030	1,510	1,553
5.000%, 02/01/2029	300	306

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPLX
5.950%, 04/01/2055	$3,985	$3,759
ONEOK
6.250%, 10/15/2055	1,193	1,166
5.850%, 11/01/2064	313	285
5.700%, 11/01/2054	1,995	1,819
5.400%, 10/15/2035	9,085	8,998
5.050%, 11/01/2034	403	393
Petroleos Mexicanos
2.460%, 12/15/2025	157	155
Petroleos Mexicanos MTN
6.750%, 09/21/2047	809	634
Phillips 66
1.300%, 02/15/2026	530	522
Saudi Arabian Oil
6.375%, 06/02/2055 (C)	6,685	6,878
Shell Finance US
4.000%, 05/10/2046	170	135
2.750%, 04/06/2030	660	625
Shell International Finance BV
3.625%, 08/21/2042	1,455	1,147
Spectra Energy Partners LP
3.375%, 10/15/2026	140	139
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,589
TotalEnergies Capital
5.638%, 04/05/2064	385	369
5.425%, 09/10/2064	406	376
TransCanada PipeLines
5.850%, 03/15/2036	117	121
4.625%, 03/01/2034	4,705	4,535
Williams
7.750%, 06/15/2031	339	389
7.500%, 01/15/2031	9	10
4.900%, 01/15/2045	570	500
3.750%, 06/15/2027	410	407

		117,467

Financials — 6.8%
AIB Group PLC MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(C)	2,645	2,750
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	3,843	4,015
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	1,572	1,616
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	11,465	11,575
5.085%, SOFRINDX + 1.020%, 01/30/2031 (A)	1,136	1,171
5.016%, SOFRRATE + 1.440%, 04/25/2031 (A)	3,227	3,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.918%, SOFRRATE + 1.220%, 07/20/2033 (A)	$4,217	$4,271
4.731%, SOFRRATE + 1.260%, 04/25/2029 (A)	3,477	3,534
4.351%, SOFRRATE + 0.810%, 07/20/2029 (A)	3,235	3,252
American International Group
5.450%, 05/07/2035	290	299
Aon North America
5.450%, 03/01/2034	5,640	5,822
Ares Management
5.600%, 10/11/2054	1,390	1,306
Ares Strategic Income Fund
6.200%, 03/21/2032	1,836	1,889
Athene Global Funding
5.543%, 08/22/2035 (C)	1,429	1,422
3.205%, 03/08/2027 (C)	1,470	1,442
2.950%, 11/12/2026 (C)	4,275	4,203
2.717%, 01/07/2029 (C)	1,245	1,177
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	1,410	1,475
5.750%, 03/01/2029 (C)	1,410	1,459
5.750%, 11/15/2029 (C)	5,125	5,322
5.375%, 05/30/2030 (C)	3,880	3,985
3.250%, 02/15/2027 (C)	400	392
2.528%, 11/18/2027 (C)	1,073	1,030
Bain Capital Specialty Finance
5.950%, 03/15/2030	435	437
Bank of America
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	11,860	12,255
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	5,890	6,042
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	2,970	2,939
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	3,970	3,901
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	510	463
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	6,535	6,043
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	14,744	14,408
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,435	2,400
Bank of America MTN
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	1,885	1,702
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	480	454
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)	3,162	2,921
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	12,345	11,664

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.922%, SOFRRATE + 1.370%, 10/24/2031 (A)	$765	$676
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)	2,623	2,695
4.543%, SOFRRATE + 1.169%, 02/01/2029 (A)	730	739
Barclays PLC
5.785%, SOFRRATE + 1.590%, 02/25/2036 (A)	3,159	3,258
4.476%, SOFRRATE + 1.080%, 11/11/2029 (A)	2,793	2,798
BlackRock Funding
5.250%, 03/14/2054	340	323
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(C)	1,452	1,505
5.389%, SOFRRATE + 1.581%, 05/28/2031 (A)(C)	1,053	1,078
Brookfield Finance
5.330%, 01/15/2036	1,980	1,968
Brown & Brown
5.550%, 06/23/2035	5,540	5,647
CaixaBank
5.581%, SOFRRATE + 1.790%, 07/03/2036 (A)(C)	1,766	1,785
4.885%, SOFRRATE + 1.360%, 07/03/2031 (A)(C)	2,932	2,966
4.634%, SOFRRATE + 1.140%, 07/03/2029 (A)(C)	2,932	2,953
Capital One Financial
6.051%, SOFRRATE + 2.260%, 02/01/2035 (A)	3,569	3,760
CBRE Services
5.500%, 06/15/2035	1,146	1,169
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	2,160	2,247
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	2,500	2,539
CI Financial
3.200%, 12/17/2030	6,530	5,869
Citibank
5.570%, 04/30/2034	7,815	8,184
4.914%, 05/29/2030	2,500	2,566
Citigroup
8.125%, 07/15/2039	1,438	1,816
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	1,853	1,952
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	5,022	5,189
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	1,014	1,043

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	$2,230	$2,176
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	3,505	3,508
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	3,714	3,753
5.300%, 05/06/2044	255	242
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	12,485	12,812
4.952%, SOFRRATE + 1.463%, 05/07/2031 (A)	4,759	4,848
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	3,248	3,291
4.600%, 03/09/2026	2,785	2,787
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	1,442	1,449
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	8,550	7,849
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	16,595	14,902
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	215	190
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,795
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(C)	3,290	3,097
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	1,445	1,548
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	1,695	1,723
4.950%, SOFRRATE + 1.300%, 08/04/2031 (A)	1,604	1,617
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,792
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	5,120	4,963
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	3,650	3,353
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	1,530	1,555
FS KKR Capital
6.125%, 01/15/2030	2,623	2,605
Goldman Sachs Group
5.734%, SOFRRATE + 1.696%, 01/28/2056 (A)	1,202	1,198
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	5,435	5,604
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	2,852	2,901

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.218%, SOFRRATE + 1.580%, 04/23/2031 (A)	$5,647	$5,830
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	3,668	3,779
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	1,322	1,353
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	2,735	2,718
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	2,633	2,662
2.908%, SOFRRATE + 1.472%, 07/21/2042 (A)	280	201
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	4,015	3,590
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	2,000	1,805
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	17,740	15,714
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	5,805	5,640
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	9,465	9,318
Guardian Life Global Funding
4.798%, 04/28/2030 (C)	7,755	7,920
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	4,400	4,404
HSBC Bank USA
7.000%, 01/15/2039	510	597
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,480	1,500
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	8,250	8,653
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	5,735	5,914
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	665
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	410	370
ING Groep
5.525%, SOFRRATE + 1.610%, 03/25/2036 (A)	2,220	2,272
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,774
Jackson Financial
3.125%, 11/23/2031	2,780	2,512
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,052
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	7,440	7,857
5.576%, SOFRRATE + 1.635%, 07/23/2036 (A)	1,985	2,025
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	6,110	6,352

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	$2,140	$2,210
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	6,325	6,515
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	3,075	3,134
5.110%, TSFR3M + 0.812%, 02/01/2027 (A)	2,740	2,708
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	100	99
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	740	746
4.250%, 10/01/2027	2,070	2,082
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	940	941
4.125%, 12/15/2026	2,420	2,421
3.625%, 12/01/2027	1,000	991
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	1,470	1,443
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,545
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,096
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	2,010	1,792
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	4,631	4,279
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	1,775	1,716
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	2,525	2,388
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	5,425	4,770
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	5,945	5,843
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	6,685	6,491
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	2,250	2,234
Lehman Brothers Holdings
6.500%, 12/31/2049 (H)	4,040	4
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (H)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(H)(I)	20,630	–
Lloyds Banking Group PLC
4.375%, 03/22/2028	680	683
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,614
MassMutual Global Funding II
5.050%, 08/26/2035 (C)	3,128	3,127
4.950%, 01/10/2030 (C)	4,500	4,614

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mastercard
3.850%, 03/26/2050	$2,850	$2,207
Mercury General
4.400%, 03/15/2027	1,720	1,708
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,030	2,013
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/2036 (A)	2,165	2,238
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	2,960	3,052
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	2,616	2,699
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	5,605	5,712
5.230%, SOFRRATE + 1.108%, 01/15/2031 (A)	4,595	4,743
5.192%, SOFRRATE + 1.510%, 04/17/2031 (A)	3,403	3,508
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	4,277	4,381
4.994%, SOFRRATE + 1.380%, 04/12/2029 (A)	4,714	4,802
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	1,520	1,492
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	8,476	8,945
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	955	997
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	6,165	6,294
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	2,320	2,245
2.943%, SOFRRATE + 1.290%, 01/21/2033 (A)	290	261
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	290	270
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	4,590	4,073
2.475%, SOFRRATE + 1.000%, 01/21/2028 (A)	3,725	3,636
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	2,765	2,429
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,235	1,205
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (A)	5,122	5,194
4.466%, SOFRRATE + 0.770%, 07/06/2028 (A)	2,810	2,823
Nationwide Building Society
5.537%, SOFRRATE + 1.650%, 07/14/2036 (A)(C)	1,489	1,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nomura Holdings
5.491%, 06/29/2035	$1,686	$1,722
4.904%, 07/01/2030	2,933	2,975
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,406
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	2,788	2,105
Oaktree Specialty Lending
6.340%, 02/27/2030	1,457	1,470
Pacific Life Global Funding II
4.875%, 07/17/2032 (C)	5,530	5,609
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/2028 (A)	3,715	3,729
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	775	870
5.373%, SOFRRATE + 1.417%, 07/21/2036 (A)	1,190	1,209
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	2,019	2,042
Royal Bank of Canada
4.696%, SOFRRATE + 1.060%, 08/06/2031 (A)	3,173	3,205
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	370	360
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	15	15
SBL Holdings
7.200%, 10/30/2034 (C)	1,650	1,624
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(C)	1,963	2,012
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	2,295	2,324
4.729%, 02/28/2030	3,713	3,797
Sumitomo Mitsui Financial Group
5.246%, SOFRRATE + 1.500%, 07/08/2036 (A)	1,922	1,950
4.954%, SOFRRATE + 1.380%, 07/08/2033 (A)	1,650	1,672
4.660%, SOFRRATE + 1.190%, 07/08/2031 (A)	1,650	1,669
Synchrony Financial
6.000%, SOFRRATE + 2.070%, 07/29/2036 (A)	1,388	1,403
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	168
4.900%, 09/15/2044 (C)	600	539
4.270%, 05/15/2047 (C)	175	141
3.300%, 05/15/2050 (C)	2,360	1,571

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Bank
4.420%, SOFRRATE + 0.770%, 07/24/2028 (A)	$3,716	$3,727
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	2,955	3,116
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	1,990	1,978
Wells Fargo
7.950%, 11/15/2029	925	1,035
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	925	981
5.499%, SOFRRATE + 1.780%, 01/23/2035 (A)	1,385	1,429
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	2,695	2,773
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	1,310	1,353
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	2,119	2,137
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	4,208	4,334
5.079%, TSFR3M + 0.762%, 01/15/2027 (A)	2,395	2,382
4.970%, SOFRRATE + 1.370%, 04/23/2029 (A)	9,471	9,651
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (A)	1,371	1,402
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	763	791
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	5,270	5,472
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	3,720	3,362
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	1,392	1,400
4.650%, 11/04/2044	500	433
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	5,205	5,149
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	1,185	1,093
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	20	19
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	149	138
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	2,610	2,529

		644,313

Health Care — 2.0%
AbbVie
5.600%, 03/15/2055	196	194
5.500%, 03/15/2064	565	543

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 03/15/2054	$1,410	$1,353
5.200%, 03/15/2035	2,157	2,208
5.050%, 03/15/2034	2,189	2,230
4.950%, 03/15/2031	1,386	1,431
4.875%, 03/15/2030	1,715	1,767
4.800%, 03/15/2027	2,189	2,212
4.550%, 03/15/2035	381	373
4.500%, 05/14/2035	2,570	2,490
4.250%, 11/21/2049	5,834	4,753
4.050%, 11/21/2039	967	851
3.200%, 11/21/2029	3,404	3,280
Amgen
6.375%, 06/01/2037	2,275	2,500
5.650%, 03/02/2053	6,682	6,463
5.600%, 03/02/2043	1,332	1,316
4.400%, 05/01/2045	900	761
3.150%, 02/21/2040	2,415	1,869
2.000%, 01/15/2032	2,710	2,329
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	2,503	2,056
4.625%, 06/25/2038 (C)	2,097	1,873
4.400%, 07/15/2044 (C)	2,750	2,159
Bristol-Myers Squibb
5.750%, 02/01/2031	535	572
5.100%, 02/22/2031	540	562
3.400%, 07/26/2029	253	247
3.200%, 06/15/2026	768	763
Centene
3.000%, 10/15/2030	3,956	3,496
2.625%, 08/01/2031	2,000	1,695
Cigna Group
4.900%, 12/15/2048	140	121
4.375%, 10/15/2028	1,260	1,267
3.400%, 03/15/2050	250	168
3.400%, 03/15/2051	1,050	701
CommonSpirit Health
4.350%, 11/01/2042	440	372
CVS Health
5.875%, 06/01/2053	370	350
5.700%, 06/01/2034	1,792	1,849
5.550%, 06/01/2031	1,831	1,913
5.300%, 06/01/2033	2,088	2,116
5.125%, 07/20/2045	999	881
5.050%, 03/25/2048	17,215	14,758
5.000%, 02/20/2026	1,355	1,358
4.780%, 03/25/2038	2,433	2,239
3.625%, 04/01/2027	240	238
3.250%, 08/15/2029	1,720	1,645
1.875%, 02/28/2031	6,050	5,238
Elevance Health
5.200%, 02/15/2035	3,560	3,582
3.650%, 12/01/2027	330	327

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eli Lilly
5.600%, 02/12/2065	$1,178	$1,168
5.550%, 10/15/2055	581	576
5.500%, 02/12/2055	1,067	1,052
5.100%, 02/12/2035	920	943
5.100%, 02/09/2064	837	762
5.050%, 08/14/2054	207	192
4.900%, 02/12/2032	610	630
4.700%, 02/09/2034	1,834	1,838
4.600%, 08/14/2034	2,390	2,376
4.250%, 03/15/2031	2,791	2,797
4.200%, 08/14/2029	2,902	2,928
GE HealthCare Technologies
5.500%, 06/15/2035	1,235	1,268
Gilead Sciences
4.000%, 09/01/2036	933	856
2.600%, 10/01/2040	3,890	2,805
HCA
6.200%, 03/01/2055	1,848	1,835
5.900%, 06/01/2053	662	632
5.500%, 03/01/2032	3,163	3,278
5.250%, 06/15/2026	2,015	2,018
5.250%, 06/15/2049	1,187	1,048
3.500%, 09/01/2030	6,920	6,595
3.500%, 07/15/2051	6,235	4,092
2.375%, 07/15/2031	4,015	3,540
Humana
4.950%, 10/01/2044	200	174
4.800%, 03/15/2047	50	41
3.700%, 03/23/2029	6,150	6,028
2.150%, 02/03/2032	250	212
Johnson & Johnson
5.000%, 03/01/2035	2,580	2,653
Merck
2.350%, 06/24/2040	734	517
Pfizer
2.625%, 04/01/2030	720	676
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	213	198
4.750%, 05/19/2033	6,500	6,513
Stryker
4.850%, 02/10/2030	938	962
UnitedHealth Group
5.875%, 02/15/2053	4,290	4,239
5.750%, 07/15/2064	985	943
5.625%, 07/15/2054	6,237	5,937
5.500%, 07/15/2044	1,057	1,027
5.375%, 04/15/2054	5,395	4,980
5.300%, 06/15/2035	5,095	5,208
5.150%, 07/15/2034	9,195	9,342
4.600%, 04/15/2027	1,808	1,823
3.050%, 05/15/2041	358	264
2.750%, 05/15/2040	2,390	1,735

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Universal Health Services
1.650%, 09/01/2026	$1,260	$1,225

		189,395

Industrials — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	1,549	1,599
4.950%, 09/10/2034	10,415	10,274
3.300%, 01/30/2032	248	227
3.000%, 10/29/2028	14,093	13,559
Air Lease
5.850%, 12/15/2027	1,325	1,372
Air Lease MTN
2.875%, 01/15/2026	3,019	2,999
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	67	66
BAE Systems PLC
5.250%, 03/26/2031 (C)	3,615	3,766
Berry Global
1.650%, 01/15/2027	1,785	1,723
Boeing
6.858%, 05/01/2054	917	1,005
6.388%, 05/01/2031	2,800	3,041
6.298%, 05/01/2029	4,305	4,572
5.805%, 05/01/2050	1,610	1,548
2.196%, 02/04/2026	2,645	2,620
Booz Allen Hamilton
5.950%, 04/15/2035	3,255	3,350
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	240
4.550%, 09/01/2044	850	749
3.650%, 09/01/2025	140	140
Carlisle
5.550%, 09/15/2040	475	476
5.250%, 09/15/2035	1,188	1,188
Caterpillar
5.200%, 05/15/2035	2,904	2,975
Caterpillar Financial Services
4.375%, 08/16/2029	950	963
Caterpillar Financial Services MTN
5.000%, 05/14/2027	2,632	2,678
Cintas No. 2
4.000%, 05/01/2032	1,124	1,094
CRH America Finance
5.500%, 01/09/2035	1,335	1,377
CRH SMW Finance DAC
5.125%, 01/09/2030	1,335	1,374
Crowley Conro LLC
4.181%, 08/15/2043	662	603
Deere
5.700%, 01/19/2055	1,928	1,969

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.450%, 01/16/2035	$3,891	$4,057
Delta Air Lines
5.250%, 07/10/2030	11,731	11,963
4.950%, 07/10/2028	3,568	3,612
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,103	1,985
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	3,005	3,022
Eaton Capital ULC
4.450%, 05/09/2030	1,167	1,178
Embraer Netherlands Finance BV
5.980%, 02/11/2035	2,280	2,365
Emerson Electric
2.800%, 12/21/2051	705	442
General Dynamics
4.950%, 08/15/2035	1,704	1,722
4.250%, 04/01/2040	1,700	1,535
General Electric
4.900%, 01/29/2036	2,529	2,540
4.300%, 07/29/2030	2,779	2,791
General Electric MTN
4.953%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,850
Howmet Aerospace
4.850%, 10/15/2031	1,236	1,265
Huntington Ingalls Industries
5.749%, 01/15/2035	2,805	2,909
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	123	108
John Deere Capital
4.650%, 01/07/2028	1,541	1,567
4.550%, 06/05/2030	2,062	2,094
4.500%, 01/08/2027	2,295	2,312
John Deere Capital MTN
5.150%, 09/08/2026	1,698	1,718
4.850%, 06/11/2029	301	309
4.150%, 09/15/2027	1,726	1,735
Lockheed Martin
4.500%, 05/15/2036	685	661
Norfolk Southern
5.100%, 05/01/2035	1,586	1,604
Northrop Grumman
5.250%, 07/15/2035	1,178	1,204
5.250%, 05/01/2050	3,620	3,375
4.650%, 07/15/2030	1,269	1,291
3.250%, 01/15/2028	480	471
Otis Worldwide
3.112%, 02/15/2040	1,005	775
Paychex
5.350%, 04/15/2032	9,115	9,429

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Raytheon Technologies
2.250%, 07/01/2030	$680	$622
Republic Services
1.450%, 02/15/2031	705	607
Rollins
5.250%, 02/24/2035	4,055	4,082
Siemens Funding BV
5.800%, 05/28/2055 (C)	1,181	1,217
5.200%, 05/28/2035 (C)	3,318	3,413
4.900%, 05/28/2032 (C)	2,328	2,381
4.600%, 05/28/2030 (C)	1,932	1,965
4.350%, 05/26/2028 (C)	2,895	2,923
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (C)	3,945	4,083
Uber Technologies
5.350%, 09/15/2054	1,102	1,035
4.800%, 09/15/2034	6,473	6,399
Union Pacific
5.600%, 12/01/2054	714	704
3.250%, 02/05/2050	1,065	725
2.891%, 04/06/2036	835	693
2.150%, 02/05/2027	270	263
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,191	3,281
United Parcel Service
6.050%, 05/14/2065	1,758	1,778
5.200%, 04/01/2040	850	842
Verisk Analytics
5.125%, 02/15/2036	1,778	1,766
4.500%, 08/15/2030	1,592	1,599

		180,814

Information Technology — 1.6%
Accenture Capital
4.500%, 10/04/2034	1,930	1,885
4.250%, 10/04/2031	3,701	3,689
Apple
4.200%, 05/12/2030	2,271	2,302
4.000%, 05/12/2028	1,308	1,317
3.950%, 08/08/2052	1,746	1,374
2.650%, 05/11/2050	606	375
2.650%, 02/08/2051	468	287
2.375%, 02/08/2041	557	390
AppLovin
5.950%, 12/01/2054	2,500	2,433
Autodesk
5.300%, 06/15/2035	1,150	1,171
2.400%, 12/15/2031	108	95
Broadcom
5.200%, 07/15/2035	2,400	2,422
5.150%, 11/15/2031	3,123	3,229
5.050%, 07/12/2029	3,329	3,423

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.926%, 05/15/2037 (C)	$8,724	$8,485
4.900%, 07/15/2032	6,543	6,623
4.800%, 10/15/2034	4,559	4,509
4.600%, 07/15/2030	3,012	3,041
4.550%, 02/15/2032	2,193	2,183
4.150%, 02/15/2028	2,271	2,274
4.150%, 11/15/2030	842	834
3.419%, 04/15/2033 (C)	744	678
3.137%, 11/15/2035 (C)	2,520	2,132
Cadence Design Systems
4.700%, 09/10/2034	4,379	4,335
4.300%, 09/10/2029	4,790	4,825
4.200%, 09/10/2027	1,725	1,732
Cisco Systems
5.050%, 02/26/2034	2,015	2,071
Constellation Software
5.158%, 02/16/2029 (C)	3,000	3,072
Dell International LLC
5.000%, 04/01/2030	4,050	4,151
Foundry JV Holdco LLC
6.300%, 01/25/2039 (C)	534	564
6.200%, 01/25/2037 (C)	421	443
6.100%, 01/25/2036 (C)	7,437	7,781
5.900%, 01/25/2033 (C)	666	698
5.500%, 01/25/2031 (C)	698	725
Hewlett Packard Enterprise
5.600%, 10/15/2054	908	839
Intel
5.900%, 02/10/2063	687	634
5.625%, 02/10/2043	438	415
5.600%, 02/21/2054	357	325
4.900%, 08/05/2052	325	264
3.734%, 12/08/2047	1,317	916
3.250%, 11/15/2049	3,526	2,202
3.050%, 08/12/2051	4,547	2,689
2.800%, 08/12/2041	657	440
2.000%, 08/12/2031	1,580	1,369
KLA
3.300%, 03/01/2050	627	433
Micron Technology
6.050%, 11/01/2035	3,265	3,430
Microsoft
3.450%, 08/08/2036	24	21
3.300%, 02/06/2027	720	715
2.921%, 03/17/2052	200	131
Oracle
6.000%, 08/03/2055	695	679
5.375%, 09/27/2054	3,756	3,345
4.800%, 08/03/2028	1,980	2,018
4.650%, 05/06/2030	610	619
4.000%, 07/15/2046	1,584	1,208
3.900%, 05/15/2035	5,500	4,960
3.800%, 11/15/2037	11,240	9,588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 04/01/2040	$1,114	$883
3.600%, 04/01/2050	1,430	978
2.950%, 04/01/2030	925	871
2.875%, 03/25/2031	1,860	1,705
2.800%, 04/01/2027	625	612
1.650%, 03/25/2026	1,570	1,546
Sprint Capital
8.750%, 03/15/2032	5,715	6,931
Synopsys
5.700%, 04/01/2055	377	370
5.000%, 04/01/2032	1,510	1,540
4.850%, 04/01/2030	1,887	1,925
4.650%, 04/01/2028	1,320	1,338
Texas Instruments
5.150%, 02/08/2054	921	865
5.100%, 05/23/2035	1,914	1,957
5.000%, 03/14/2053	1,090	997
4.500%, 05/23/2030	1,914	1,944
TSMC Global
1.375%, 09/28/2030 (C)	2,800	2,448
Vontier
1.800%, 04/01/2026	1,170	1,151

		150,849

Materials — 0.4%
Amcor Finance USA
3.625%, 04/28/2026	3,000	2,984
Amcor Flexibles North America
5.500%, 03/17/2035	2,730	2,791
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	4,705	4,882
Berry Global
5.650%, 01/15/2034	1,010	1,050
4.875%, 07/15/2026 (C)	1,522	1,520
Dow Chemical
4.800%, 05/15/2049	585	465
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,093
Gerdau Trade
5.750%, 06/09/2035	1,803	1,836
Glencore Funding LLC
6.141%, 04/01/2055 (C)	897	904
5.673%, 04/01/2035 (C)	2,391	2,446
5.634%, 04/04/2034 (C)	1,077	1,105
5.186%, 04/01/2030 (C)	6,052	6,221
International Flavors & Fragrances
2.300%, 11/01/2030 (C)	6,675	5,970

		34,267

Real Estate — 0.8%
Agree LP
5.600%, 06/15/2035	1,333	1,371
4.800%, 10/01/2032	718	715

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.600%, 06/15/2033	$324	$275
2.000%, 06/15/2028	1,423	1,342
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,327
American Homes 4 Rent LP
5.500%, 07/15/2034	566	579
4.950%, 06/15/2030	1,135	1,157
4.300%, 04/15/2052	591	456
3.625%, 04/15/2032	1,571	1,461
3.375%, 07/15/2051	690	453
2.375%, 07/15/2031	2,320	2,049
American Tower
5.550%, 07/15/2033	720	748
4.900%, 03/15/2030	1,155	1,177
2.700%, 04/15/2031	3,940	3,574
1.875%, 10/15/2030	1,655	1,459
AvalonBay Communities MTN
2.450%, 01/15/2031	2,580	2,346
Brixmor Operating Partnership LP
2.500%, 08/16/2031	1,503	1,331
Crown Castle
5.800%, 03/01/2034	1,322	1,378
2.100%, 04/01/2031	7,647	6,670
Equinix
3.900%, 04/15/2032	2,380	2,266
Essex Portfolio LP
5.500%, 04/01/2034	956	987
2.550%, 06/15/2031	680	608
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,135
2.400%, 10/15/2031	130	114
2.200%, 10/15/2030	542	486
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,283
5.300%, 01/15/2029	545	555
4.000%, 01/15/2031	1,085	1,033
Healthcare Realty Holdings LP
3.625%, 01/15/2028	195	191
3.500%, 08/01/2026	1,010	1,001
Hudson Pacific Properties LP
4.650%, 04/01/2029	2,051	1,885
3.250%, 01/15/2030	87	74
Invitation Homes Operating Partnership LP
4.950%, 01/15/2033	1,583	1,580
4.875%, 02/01/2035	1,389	1,357
4.150%, 04/15/2032	1,564	1,496
2.000%, 08/15/2031	594	510
Kimco Realty OP LLC
5.300%, 02/01/2036	1,391	1,406
4.850%, 03/01/2035	1,251	1,233
LXP Industrial Trust
6.750%, 11/15/2028	545	579

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realty Income
5.125%, 04/15/2035	$1,760	$1,773
4.900%, 07/15/2033	1,353	1,359
3.400%, 01/15/2030	942	909
2.850%, 12/15/2032	1,138	1,012
2.100%, 03/15/2028	739	704
Regency Centers LP
5.250%, 01/15/2034	1,749	1,790
5.000%, 07/15/2032	1,287	1,313
2.950%, 09/15/2029	2,040	1,943
Sabra Health Care LP
3.900%, 10/15/2029	4,255	4,114
Simon Property Group
4.750%, 09/26/2034	2,250	2,212
Store Capital LLC
2.750%, 11/18/2030	1,390	1,254
2.700%, 12/01/2031	458	399
Sun Communities Operating
4.200%, 04/15/2032	1,596	1,533
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (C)	1,570	1,517
3.875%, 02/15/2029 (C)	575	561

		73,040

Telecommunication Services — 0.1%
NTT Finance
5.171%, 07/16/2032 (C)	11,035	11,243

Utilities — 3.0%
Alabama Power
5.100%, 04/02/2035	1,225	1,240
3.700%, 12/01/2047	2,750	2,078
American Transmission Systems
2.650%, 01/15/2032 (C)	515	458
Appalachian Power
5.650%, 04/01/2034	461	477
4.500%, 03/01/2049	60	49
3.300%, 06/01/2027	3,000	2,954
Arizona Public Service
5.900%, 08/15/2055	1,583	1,577
Baltimore Gas and Electric
5.450%, 06/01/2035	1,528	1,575
2.250%, 06/15/2031	1,217	1,090
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,845	2,347
Boston Gas
5.843%, 01/10/2035 (C)	2,500	2,621
4.487%, 02/15/2042 (C)	140	118
Brooklyn Union Gas
6.415%, 07/18/2054 (C)	5,680	5,852
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	6,000	6,095
4.950%, 08/15/2035	1,909	1,893

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 03/01/2052	$754	$544
Chile Electricity Lux Mpc II SARL
5.672%, 10/20/2035 (C)	6,392	6,520
5.580%, 10/20/2035 (C)	1,110	1,121
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)	1,584	1,651
Consolidated Edison of New York
5.500%, 03/15/2055	594	570
5.375%, 05/15/2034	607	629
4.450%, 03/15/2044	3,500	3,015
3.700%, 11/15/2059	449	311
3.350%, 04/01/2030	260	252
3.200%, 12/01/2051	228	150
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,498
Consumers Energy
5.050%, 05/15/2035	3,759	3,789
4.500%, 01/15/2031	2,266	2,287
Consumers Securitization Funding LLC
5.550%, 03/01/2028	1,257	1,267
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)	3,170	3,159
DTE Electric
5.250%, 05/15/2035	792	808
3.650%, 03/01/2052	546	396
2.950%, 03/01/2050	1,421	922
Duke Energy
3.500%, 06/15/2051	633	430
0.900%, 09/15/2025	1,955	1,952
Duke Energy Carolinas LLC
5.350%, 01/15/2053	970	920
5.250%, 03/15/2035	1,207	1,241
4.000%, 09/30/2042	257	212
3.550%, 03/15/2052	1,101	782
2.850%, 03/15/2032	1,512	1,369
2.550%, 04/15/2031	466	426
Duke Energy Florida LLC
2.400%, 12/15/2031	1,213	1,086
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,255	769
Duke Energy Progress LLC
5.550%, 03/15/2055	2,640	2,569
5.050%, 03/15/2035	4,560	4,602
4.150%, 12/01/2044	1,750	1,443
3.700%, 10/15/2046	247	186
2.500%, 08/15/2050	1,228	713
East Ohio Gas
2.000%, 06/15/2030 (C)	2,365	2,122
Entergy Arkansas LLC
5.150%, 01/15/2033	1,731	1,782
2.650%, 06/15/2051	1,096	643

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy Louisiana LLC
5.800%, 03/15/2055	$3,765	$3,746
5.150%, 09/15/2034	1,175	1,190
Entergy Mississippi LLC
5.800%, 04/15/2055	1,128	1,123
Entergy Texas
5.250%, 04/15/2035	1,830	1,862
3.450%, 12/01/2027	1,625	1,592
Evergy Missouri West
5.650%, 06/01/2034 (C)	3,195	3,269
Eversource Energy
5.950%, 02/01/2029	2,990	3,137
4.600%, 07/01/2027	1,125	1,132
Exelon
5.875%, 03/15/2055	1,692	1,673
FirstEnergy
1.600%, 01/15/2026	300	296
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)	937	959
4.300%, 01/15/2029 (C)	1,431	1,431
3.250%, 03/15/2028 (C)	1,186	1,158
FirstEnergy Transmission LLC
5.000%, 01/15/2035	4,460	4,422
Florida Power & Light
5.700%, 03/15/2055	3,825	3,829
5.300%, 06/15/2034	3,005	3,108
Georgia Power
5.200%, 03/15/2035	441	448
Interstate Power and Light
5.700%, 10/15/2033	4,335	4,494
Jersey Central Power & Light
5.100%, 01/15/2035	970	969
2.750%, 03/01/2032 (C)	1,338	1,188
Kentucky Utilities
5.850%, 08/15/2055	1,770	1,757
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,166
2.742%, 08/15/2026 (C)	1,175	1,154
Louisville Gas and Electric
5.450%, 04/15/2033	5,295	5,513
MidAmerican Energy
2.700%, 08/01/2052	1,055	643
Mississippi Power
4.250%, 03/15/2042	519	447
3.100%, 07/30/2051	1,460	953
NextEra Energy Capital Holdings
5.450%, 03/15/2035	11,810	12,072
Niagara Mohawk Power
4.647%, 10/03/2030 (C)	2,630	2,641
NiSource
5.350%, 04/01/2034	7,880	8,060
Northern States Power
5.650%, 06/15/2054	773	772

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 03/15/2054	$617	$597
5.050%, 05/15/2035	4,598	4,647
NSTAR Electric
5.400%, 06/01/2034	1,406	1,453
5.200%, 03/01/2035	662	673
Ohio Edison
4.950%, 12/15/2029 (C)	1,148	1,173
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (C)	2,329	2,329
5.350%, 04/01/2035 (C)	5,117	5,261
Pacific Gas and Electric
6.100%, 01/15/2029	8,875	9,261
4.950%, 07/01/2050	3,477	2,879
4.200%, 06/01/2041	593	469
3.950%, 12/01/2047	2,641	1,908
3.500%, 08/01/2050	387	254
2.500%, 02/01/2031	4,380	3,884
2.100%, 08/01/2027	5,235	5,017
PacifiCorp
2.900%, 06/15/2052	2,590	1,526
PECO Energy
4.150%, 10/01/2044	1,985	1,643
2.850%, 09/15/2051	1,469	910
Piedmont Natural Gas
5.100%, 02/15/2035	2,745	2,776
2.500%, 03/15/2031	2,000	1,800
PPL Capital Funding
5.250%, 09/01/2034	706	717
Progress Energy
6.000%, 12/01/2039	310	326
PSEG Power LLC
5.750%, 05/15/2035 (C)	6,175	6,393
Public Service Electric and Gas
5.500%, 03/01/2055	514	502
5.050%, 03/01/2035	1,296	1,313
4.900%, 08/15/2035	1,592	1,586
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,285
2.700%, 05/01/2050	477	292
2.050%, 08/01/2050	282	149
1.900%, 08/15/2031	1,983	1,728
Public Service of Colorado
5.150%, 09/15/2035	2,335	2,319
Public Service of Oklahoma
5.450%, 01/15/2036	525	531
5.200%, 01/15/2035	10,048	10,076
3.150%, 08/15/2051	690	429
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (A)	231	228
Southern
6.375%, H15T5Y + 2.069%, 03/15/2055 (A)	4,000	4,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Edison
4.125%, 03/01/2048	$917	$693
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,666
3.250%, 06/15/2026	1,550	1,539
Southwestern Electric Power
2.750%, 10/01/2026	1,000	983
1.650%, 03/15/2026	2,200	2,170
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,439
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (C)	3,708	3,799
Union Electric
5.200%, 04/01/2034	3,000	3,072
Virginia Electric and Power
5.000%, 04/01/2033	3,204	3,249
5.000%, 01/15/2034	9,199	9,242
4.650%, 08/15/2043	2,000	1,764
2.950%, 11/15/2051	1,217	758
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	1,749	1,757
Vistra Operations LLC
5.700%, 12/30/2034 (C)	6,740	6,871
Wisconsin Electric Power
1.700%, 06/15/2028	670	631

		286,916

Total Corporate Obligations
(Cost $2,074,770) ($ Thousands)		2,058,970

ASSET-BACKED SECURITIES — 7.0%
Automotive — 2.2%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	876	881
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)	653	654
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)	650	656
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	444	445
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,507
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)	1,995	2,012
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	655	659

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (C)	$1,750	$1,766
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-2A, Cl C
6.180%, 10/20/2027 (C)	2,700	2,721
Avis Budget Rental Car Funding AESOP LLC, Ser 2025-2A, Cl A
5.120%, 08/20/2031 (C)	1,774	1,818
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	2,305	2,322
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	514	518
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (C)	810	811
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (C)	655	659
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	836	835
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	4,083	4,124
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	2,546	2,571
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	1,715	1,740
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	1,120	1,118
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (C)	3,975	4,075
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (C)	148	148
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (C)	1,252	1,260
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (C)	3,638	3,667
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (C)	1,202	1,208
Enterprise Fleet Financing LLC, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (C)	3,515	3,574
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	772	777

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (C)	$3,270	$3,257
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	796
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	914	924
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	5,487	5,630
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(D)	3,598	3,621
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	4,329	4,393
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	679
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	4,355	4,389
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	1,490	1,494
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	2,360	2,379
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	2,260	2,267
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	6,843	7,038
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (C)	1,291	1,310
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (C)	7,705	7,856
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (C)	2,992	3,033
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (C)	4,391	4,451
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	149	149
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A4
4.100%, 11/21/2031	2,491	2,503

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	$3,098	$3,121
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	5,300	5,351
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (C)	6,043	6,091
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (C)	4,005	4,030
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	849	844
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,528
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	640	644
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (C)	2,520	2,526
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030 (C)	4,380	4,439
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	1,560	1,567
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	2,960	3,000
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,855
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	1,878	1,907
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,108
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	1,497	1,509
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (C)	254	254
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	2,338	2,361
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	1,505	1,514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	$2,122	$2,136
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	2,779	2,794
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (C)	1,062	1,065
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (C)	3,960	3,985
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	706	708
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	433	437
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (C)	687	688
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	1,355	1,364
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	2,196	2,208
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	395
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	1,414	1,430
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (C)	1,653	1,682
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (C)	2,560	2,569
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (C)	1,695	1,707
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	8,385	8,256
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (C)	7,905	8,095
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	7,830	8,126
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (C)	6,160	6,288

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	$994	$1,011
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A3
4.340%, 11/15/2029	466	470
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	2,975	2,978
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	2,475	2,499
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	2,006	2,030
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	599	610
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (C)	1,785	1,791
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	1,233	1,247
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	2,835	2,845
World Omni Auto Receivables Trust, Ser 2025-C, Cl A4
4.190%, 11/17/2031	1,533	1,539
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	11	11
		213,308

Credit Cards — 0.9%

American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/16/2030	4,137	4,291
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,920	1,946
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	16,092	16,269
American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	9,117	9,227
American Express Credit Account Master Trust, Ser 2025-5, Cl A
4.510%, 07/15/2032	12,432	12,688
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	7,003	7,081
BA Credit Card Trust, Ser 2025-A1, Cl A
4.310%, 05/15/2030	5,328	5,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	$4,535	$4,587
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	9,013	9,222
Chase Issuance Trust, Ser 2025-A1, Cl A
4.160%, 07/15/2030	2,001	2,017
Citibank Credit Card Issuance Trust, Ser 2025-A1, Cl A
4.300%, 06/21/2030	4,465	4,510
Synchrony Card Funding LLC, Ser 2025-A2, Cl A
4.490%, 05/15/2031	3,754	3,801
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	3,016	3,069
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	597	610
		84,708

Mortgage Related Securities — 0.0%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	9	9
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
5.157%, TSFR1M + 0.834%, 01/25/2035 (A)	76	76
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
5.298%, TSFR1M + 0.934%, 09/15/2029 (A)	112	107
Mastr Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.757%, TSFR1M + 0.434%, 08/25/2036 (A)	641	215
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	11	4
RASC Trust, Ser 2006-KS2, Cl M2
5.022%, TSFR1M + 0.699%, 03/25/2036 (A)	232	232
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	2
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
5.437%, TSFR1M + 1.114%, 10/25/2034 (A)	1,389	1,423
		2,068

Other Asset-Backed Securities — 3.9%

AGL CLO 33, Ser 2024-33A, Cl A1
5.676%, TSFR3M + 1.350%, 07/21/2037 (A)(C)	4,260	4,269

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	$3,630	$3,530
AMMC CLO 24, Ser 2024-24A, Cl BR
5.926%, TSFR3M + 1.600%, 01/20/2035 (A)(C)	7,000	7,002
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.398%, TSFR3M + 1.080%, 04/15/2031 (A)(C)	1,709	1,709
Apidos CLO XXV, Ser 2024-25A, Cl A1R3
5.466%, TSFR3M + 1.140%, 01/20/2037 (A)(C)	3,610	3,603
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.637%, TSFR3M + 1.312%, 04/20/2034 (A)(C)	1,320	1,322
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
6.178%, TSFR1M + 1.814%, 11/15/2036 (A)(C)	4,831	4,831
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.793%, SOFR30A + 1.450%, 01/15/2037 (A)(C)	914	914
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl AS
6.173%, TSFR1M + 1.833%, 08/20/2042 (A)(C)	5,743	5,740
Capital Street Master Trust, Ser 2025-1, Cl B
0.000%, 08/16/2029 (A)(C)(E)	4,905	4,860
Cayuga Park CLO, Ser 2021-1A, Cl AR
5.704%, TSFR3M + 1.382%, 07/17/2034 (A)(C)	2,360	2,365
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.406%, TSFR3M + 1.080%, 01/20/2031 (A)(C)	4,049	4,049
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.835%, 11/25/2034 (D)	68	67
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.835%, 11/25/2034 (D)	67	67
CIFC Funding, Ser 2016-1A, Cl AR3
5.326%, TSFR3M + 1.000%, 10/21/2031 (A)(C)	6,640	6,630
CIFC Funding, Ser 2021-3A, Cl A1R
5.717%, TSFR3M + 1.392%, 10/20/2034 (A)(C)	840	842
CIFC Funding, Ser 2021-4A, Cl A1A2
5.657%, TSFR3M + 1.332%, 04/20/2034 (A)(C)	350	351
CIFC Funding, Ser 2024-1A, Cl A1R
5.739%, TSFR3M + 1.420%, 07/25/2037 (A)(C)	2,250	2,257
CIFC Funding, Ser 2024-2A, Cl A1
5.852%, TSFR3M + 1.520%, 04/22/2037 (A)(C)	2,400	2,409

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.546%, 03/25/2037 (D)	$33	$33
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (C)	4,110	4,199
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	658	656
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	2,128	2,140
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
6.087%, TSFR1M + 1.764%, 11/26/2046 (A)(C)	299	301
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	238	234
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	528	507
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	456	413
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	312	287
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	2,067	2,094
Consolidated Communications LLC, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (C)	2,455	2,529
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.412%, 06/25/2040 (A)(C)	57	4
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.977%, TSFR1M + 0.654%, 12/25/2034 (A)	1,385	1,354
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
5.337%, TSFR1M + 1.014%, 10/25/2047 (A)	165	153
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	13	13
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
2.998%, 12/25/2036 (D)	280	227
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (C)	5,035	5,085
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	760	769

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	$2,635	$2,688
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	4,980	5,099
DLLAD LLC, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (C)	1,335	1,339
DLLAD LLC, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (C)	2,015	2,032
Dryden 72 CLO, Ser 2024-72A, Cl ARR
5.311%, TSFR3M + 1.100%, 05/15/2032 (A)(C)	3,795	3,799
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.479%, TSFR3M + 1.162%, 04/15/2029 (A)(C)	951	951
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	1,119	1,126
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.846%, TSFR3M + 1.520%, 04/20/2037 (A)(C)	2,220	2,230
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	174
Ford Credit Floorplan Master Owner Trust, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (C)	4,599	4,619
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.097%, TSFR1M + 0.774%, 01/25/2036 (A)	3,782	3,647
Galaxy XXII CLO, Ser 2024-22A, Cl ARRR
5.558%, TSFR3M + 1.240%, 04/16/2034 (A)(C)	6,780	6,792
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (C)	4,140	3,960
Global SC Finance VII SRL, Ser 2021-2A, Cl A
1.950%, 08/17/2041 (C)	3,453	3,236
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
0.000%, 08/15/2028 (A)(C)(E)	4,390	4,390
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	419	411
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (C)	4,815	4,834
Invesco CLO, Ser 2021-2A, Cl AR
0.000%, 07/15/2034 (A)(C)(E)	8,000	8,000
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	915	866
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,213	1,100
John Deere Owner Trust, Ser 2025-A, Cl A3
4.230%, 09/17/2029	4,505	4,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
1.047%, 08/25/2038 (A)(C)	$246	$4
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.228%, 04/25/2040 (A)(C)	29	2
Kings Park CLO, Ser 2021-1A, Cl A
5.717%, TSFR3M + 1.392%, 01/21/2035 (A)(C)	710	712
LCM 37, Ser 2024-37A, Cl A1R
5.378%, TSFR3M + 1.060%, 04/15/2034 (A)(C)	6,876	6,862
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
5.577%, TSFR3M + 1.252%, 04/20/2032 (A)(C)	3,085	3,089
Magnetite XVII, Ser 2024-17A, Cl BR2
6.276%, TSFR3M + 1.950%, 04/20/2037 (A)(C)	2,840	2,855
MF1 LLC, Ser 2020-FL4, Cl A
6.178%, TSFR1M + 1.814%, 12/15/2035 (A)(C)	267	267
MF1 LLC, Ser 2021-FL7, Cl A
5.554%, TSFR1M + 1.194%, 10/16/2036 (A)(C)	353	353
MF1 LLC, Ser 2025-FL17, Cl A
5.680%, TSFR1M + 1.320%, 02/18/2040 (A)(C)	3,915	3,910
MF1 LLC, Ser 2025-FL19, Cl AS
6.352%, TSFR1M + 1.992%, 05/18/2042 (A)(C)	4,155	4,167
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	1,221	1,225
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	277	276
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	176	169
MVW LLC, Ser 2021-2A, Cl A
1.430%, 05/20/2039 (C)	314	299
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	922	946
Myers Park CLO, Ser 2018-1A, Cl B1
6.187%, TSFR3M + 1.862%, 10/20/2030 (A)(C)	890	892
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	99	98
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	858	851
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	236	235

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	$618	$610
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,146	1,116
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	1,288	1,245
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	437	414
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	721	678
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	810	760
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	783	715
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	396	363
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,541	1,408
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,370	2,135
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,528	1,367
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	377	341
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,376	1,258
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	358	351
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,502	1,321
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.762%, SOFR90A + 0.422%, 01/25/2037 (A)	522	521
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.712%, SOFR90A + 0.372%, 10/25/2033 (A)	1,653	1,640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.704%, SOFR90A + 0.362%, 03/23/2037 (A)	$1,707	$1,695
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.724%, SOFR90A + 0.382%, 12/24/2035 (A)	1,221	1,214
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	3,069	2,894
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	3,447	3,225
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.627%, TSFR1M + 0.304%, 04/25/2037 (A)	4,235	4,112
Oaktree CLO, Ser 2024-25A, Cl A
5.876%, TSFR3M + 1.550%, 04/20/2037 (A)(C)	2,490	2,499
Octagon 66, Ser 2023-1A, Cl A1R
5.935%, TSFR3M + 1.750%, 11/16/2036 (A)(C)	2,500	2,503
Octagon Investment Partners 41, Ser 2025-2A, Cl A1R2
5.408%, TSFR3M + 1.090%, 10/15/2033 (A)(C)	4,000	3,998
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (C)	161	162
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.176%, TSFR3M + 1.850%, 04/20/2036 (A)(C)	2,030	2,042
Palmer Square CLO, Ser 2021-1A, Cl A1R
5.645%, TSFR3M + 1.412%, 11/14/2034 (A)(C)	2,430	2,429
Park Avenue Institutional Advisers CLO, Ser 2021-1A, Cl A1AR
5.343%, TSFR3M + 1.110%, 01/20/2034 (A)(C)	8,000	8,000
Point Au Roche Park CLO, Ser 2021-1A, Cl A
5.667%, TSFR3M + 1.342%, 07/20/2034 (A)(C)	3,130	3,136
Rad CLO, Ser 2023-22A, Cl A1
6.156%, TSFR3M + 1.830%, 01/20/2037 (A)(C)	3,040	3,044
RAMP Trust, Ser 2007-RZ1, Cl A3
4.937%, TSFR1M + 0.614%, 02/25/2037 (A)	969	964
Recette CLO, Ser 2021-1A, Cl ARR
5.667%, TSFR3M + 1.342%, 04/20/2034 (A)(C)	760	762

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.334%, TSFR3M + 1.130%, 08/20/2032 (A)(C)	$4,322	$4,330
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	662	655
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,298	1,235
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	777	777
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	5,260	5,344
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)	1,691	1,696
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.228%, TSFR1M + 4.864%, 10/15/2041 (A)(C)	1,062	1,114
SLM Student Loan Trust, Ser 2003-4, Cl A5D
5.355%, SOFR90A + 1.012%, 03/15/2033 (A)(C)	405	394
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.805%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	1,500	1,472
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.762%, SOFR90A + 0.422%, 01/25/2041 (A)	2,196	2,111
SLM Student Loan Trust, Ser 2008-2, Cl B
5.802%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,170
SLM Student Loan Trust, Ser 2008-3, Cl B
5.802%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,162
SLM Student Loan Trust, Ser 2008-4, Cl B
6.452%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,179
SLM Student Loan Trust, Ser 2008-5, Cl B
6.452%, SOFR90A + 2.112%, 07/25/2073 (A)	1,155	1,165
SLM Student Loan Trust, Ser 2008-6, Cl B
6.452%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,157
SLM Student Loan Trust, Ser 2008-7, Cl B
6.452%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,156
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
5.152%, SOFR90A + 0.812%, 10/25/2064 (A)(C)	1,754	1,748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	$463	$448
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,728	1,630
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	4,828	4,460
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	2,084	1,904
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	644	628
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	2,607	2,452
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	2,146	1,970
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	1,083	1,050
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	2,906	2,740
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	1,513	1,547
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	3,318	3,377
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/2054 (C)	2,408	2,457
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	1,121	982
South Carolina Student Loan, Ser 2015-A, Cl A
5.937%, TSFR1M + 1.614%, 01/25/2036 (A)	175	175
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.987%, TSFR1M + 0.664%, 09/25/2034 (A)	1,854	1,797
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
4.777%, TSFR1M + 0.454%, 12/25/2036 (A)	129	129
Symphony CLO XXIV, Ser 2024-24A, Cl AR
5.519%, TSFR3M + 1.200%, 01/23/2032 (A)(C)	4,140	4,139

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (C)	$248	$248
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	1,945	1,951
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/2029 (C)	2,064	2,089
T-Mobile US Trust, Ser 2025-2A, Cl A
4.340%, 04/22/2030 (C)	1,906	1,922
Trestles CLO VII, Ser 2024-7A, Cl A1
5.699%, TSFR3M + 1.380%, 10/25/2037 (A)(C)	2,180	2,185
TRTX Issuer, Ser 2022-FL5, Cl A
6.013%, TSFR1M + 1.650%, 02/15/2039 (A)(C)	3,368	3,368
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	171	161
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	876	831
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,104	1,056
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	340	343
U.S. Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	4,240	4,284
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (C)	4,365	4,365
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (C)	4,950	4,678
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	6,767	6,819
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	4,885	5,068
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (C)	1,150	1,169
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	2,815	2,868
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	3,903	4,030
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	6,895	6,947
Verizon Master Trust, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	4,694	4,839
Verizon Master Trust, Ser 2025-3, Cl A1A
4.510%, 03/20/2030	4,531	4,561
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (C)	4,531	4,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2018-3A, Cl A1R2
5.518%, TSFR3M + 1.200%, 10/15/2031 (A)(C)	$1,270	$1,271
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.872%, TSFR1M + 0.549%, 07/25/2036 (A)	2,905	2,896
Wendy's Funding LLC, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	3,602	3,570
		365,682

Total Asset-Backed Securities
(Cost $661,742) ($ Thousands)		665,766

MUNICIPAL BONDS — 0.3%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	940
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	868

		1,808

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,214	2,361

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,075	1,191

New York — 0.2%
City of New York, Ser A, GO
3.000%, 08/01/2034	870	765
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,334
New York City Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	951
New York City Transitional Finance Authority, Sub-Ser A, RB
5.000%, 05/01/2054	3,600	3,620
New York City Transitional Finance Authority, Sub-Ser E, RB
5.000%, 11/01/2053	635	639
New York City Transitional Finance Authority, Sub-Ser H, RB
5.000%, 11/01/2050	860	867

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State Thruway Authority, RB
5.000%, 03/15/2053	$2,715	$2,723
5.000%, 03/15/2056	690	693
5.000%, 03/15/2059	720	722

		12,314

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	647	532

Texas — 0.1%
Lamar Consolidated Independent School District, Ser A, GO
5.000%, 02/15/2058	1,405	1,407
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,265
Northwest Independent School District, GO
5.000%, 02/15/2055	1,535	1,551
Pasadena Independent School District, GO
4.250%, 02/15/2053	1,385	1,249
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	354

		5,826

Total Municipal Bonds
(Cost $25,513) ($ Thousands)		24,032

SOVEREIGN DEBT — 0.2%

Export Finance & Insurance
4.625%, 10/26/2027(C)	3,187	3,243
Israel Government International Bond
5.750%, 03/12/2054	1,843	1,703
5.625%, 02/19/2035	1,013	1,037
5.375%, 02/19/2030	4,442	4,559
4.500%, 01/17/2033	708	684
3.875%, 07/03/2050	963	681
Mexico Government International Bond
6.625%, 01/29/2038	1,914	1,949
4.750%, 03/08/2044	1,139	904
4.600%, 01/23/2046	1,264	974
4.600%, 02/10/2048	1,019	768
4.400%, 02/12/2052	1,156	818
3.500%, 02/12/2034	1,505	1,276
Paraguay Government International Bond
6.650%, 03/04/2055(C)	718	739
5.400%, 03/30/2050(C)	2,778	2,442

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Peruvian Government International Bond
5.500%, 03/30/2036	$1,258	$1,268

Total Sovereign Debt
(Cost $22,533) ($ Thousands)		23,045

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,629
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	10,375	8,661

Total U.S. Government Agency Obligations
(Cost $10,610) ($ Thousands)		10,290

	Shares
CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	445,715,623	445,716
Total Cash Equivalent
(Cost $445,716) ($ Thousands)		445,716

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $1,238) ($ Thousands)		316

Total Investments in Securities — 107.5%
(Cost $10,246,679) ($ Thousands)		$10,168,746

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at August 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Morgan Stanley	$139,220,000	$4.00	03/21/2026	$73
Swaption	Goldman Sachs	139,220,000	4.03	02/21/2026	48
Swaption	Goldman Sachs	139,220,000	4.05	01/17/2026	31
Swaption	JPMorgan Chase	58,177,000	4.22	03/21/2026	75
Swaption	JPMorgan Chase	58,177,000	4.22	02/21/2026	53
Swaption	Bank of America	58,177,000	4.22	01/17/2026	36

Total Purchased Swaptions		$592,191,000			$316

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	3,778	Dec-2025	$786,884	$787,861	$977
U.S. 2-Year Treasury Note	244	Dec-2025	50,897	50,883	(14)
U.S. 5-Year Treasury Note	3,514	Dec-2025	383,294	384,674	1,380
U.S. 10-Year Treasury Note	406	Dec-2025	45,301	45,675	374
U.S. 10-Year Treasury Note	146	Dec-2025	16,430	16,425	(5)
U.S. Long Treasury Bond	78	Dec-2025	8,887	8,912	25
U.S. Ultra Long Treasury Bond	119	Dec-2025	13,908	13,871	(37)
			1,305,601	1,308,301	2,700
Short Contracts
U.S. Ultra Long Treasury Bond	(75)	Dec-2025	$(8,762)	$(8,743)	$19
Ultra 10-Year U.S. Treasury Note	(1,723)	Dec-2025	(196,440)	(197,122)	(682)
			(205,202)	(205,865)	(663)
			$1,100,399	$1,102,436	$2,037

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $9,460,280 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $1,161,559 ($ Thousands), representing 12.3% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(H)	Security is in default on interest payment.
(I)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$229,146	$1,478,721	$(1,262,151)	$—	$—	$445,716	$3,604	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 77.6%
Communication Services — 14.6%
Altice Financing
5.750%, 08/15/2029 (A)	$2,025	$1,605
Altice France
8.125%, 02/01/2027 (A)(B)	2,782	2,576
5.500%, 01/15/2028 (A)	3,625	3,190
5.500%, 10/15/2029 (A)	1,670	1,432
5.125%, 07/15/2029 (A)	1,688	1,443
Altice France Holding
10.500%, 05/15/2027 (A)(B)	1,135	409
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	1,210	977
AMC Networks
10.250%, 01/15/2029 (A)	941	980
ANGI Group LLC
3.875%, 08/15/2028 (A)	1,305	1,229
Arches Buyer
6.125%, 12/01/2028 (A)	2,034	1,972
4.250%, 06/01/2028 (A)	423	412
Beasley Mezzanine Holdings LLC
9.200%, 08/01/2028 (A)	4,299	1,655
Belo
7.250%, 09/15/2027	442	459
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,480	1,554
Cable One
4.000%, 11/15/2030 (A)	3,220	2,664
CCO Holdings LLC
7.375%, 03/01/2031 (A)	2,655	2,747
6.375%, 09/01/2029 (A)	2,650	2,690
5.375%, 06/01/2029 (A)	466	462
5.125%, 05/01/2027 (A)	666	663
5.000%, 02/01/2028 (A)	5,958	5,909
4.750%, 03/01/2030 (A)	2,905	2,792
4.500%, 08/15/2030 (A)	6,387	6,046
4.500%, 05/01/2032	210	192
4.250%, 02/01/2031 (A)	7,572	6,985
4.250%, 01/15/2034 (A)	17,546	15,235
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,345	2,488
Cinemark USA
7.000%, 08/01/2032 (A)	114	118
5.250%, 07/15/2028 (A)	270	268
Clear Channel Outdoor Holdings
7.500%, 03/15/2033 (A)	453	461
7.125%, 02/15/2031 (A)	908	922
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	715	695
7.500%, 06/01/2029 (A)	805	749
CMG Media
8.875%, 06/18/2029 (A)	2,645	2,464

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connect Finco SARL
9.000%, 09/15/2029 (A)	$200	$208
CSC Holdings LLC
11.750%, 01/31/2029 (A)	6,577	6,033
11.250%, 05/15/2028 (A)	3,165	3,163
7.500%, 04/01/2028 (A)	670	540
6.500%, 02/01/2029 (A)	3,703	2,918
5.750%, 01/15/2030 (A)	4,365	2,051
5.500%, 04/15/2027 (A)	515	495
5.375%, 02/01/2028 (A)	270	248
5.000%, 11/15/2031 (A)	1,840	800
4.500%, 11/15/2031 (A)	909	590
4.125%, 12/01/2030 (A)	97	64
3.375%, 02/15/2031 (A)	1,337	855
Digicel International Finance
8.625%, 08/01/2032 (A)	3,763	3,857
Directv Financing LLC
10.000%, 02/15/2031 (A)	2,341	2,327
8.875%, 02/01/2030 (A)	4,221	4,190
5.875%, 08/15/2027 (A)	2,834	2,820
Discovery Communications LLC
5.000%, 09/20/2037	130	96
3.950%, 03/20/2028	3,769	3,643
DISH DBS
7.750%, 07/01/2026 (B)	3,953	3,844
7.375%, 07/01/2028	937	848
5.750%, 12/01/2028 (A)	3,273	3,080
5.250%, 12/01/2026 (A)	3,581	3,474
5.125%, 06/01/2029	1,505	1,242
DISH Network
11.750%, 11/15/2027 (A)	1,514	1,601
EchoStar
10.750%, 11/30/2029	5,511	5,931
6.750%cash/0% PIK, 11/30/2030	471	465
3.875%cash/0% PIK, 11/30/2030	538	1,095
Fibercop
6.375%, 11/15/2033 (A)	916	899
6.000%, 09/30/2034 (A)	807	764
Fox
5.576%, 01/25/2049	850	801
5.476%, 01/25/2039	850	840
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	316	330
6.750%, 05/01/2029 (A)	95	96
6.000%, 01/15/2030 (A)	172	174
5.875%, 10/15/2027 (A)	32	32
5.875%, 11/01/2029	188	189
5.000%, 05/01/2028 (A)	1,222	1,219
GCI LLC
4.750%, 10/15/2028 (A)	944	919
Gray Media
10.500%, 07/15/2029 (A)	3,213	3,497
9.625%, 07/15/2032 (A)	2,369	2,381

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.250%, 08/15/2033 (A)	$4,500	$4,433
5.375%, 11/15/2031 (A)	2,303	1,698
4.750%, 10/15/2030 (A)	5,112	3,837
Hughes Satellite Systems
6.625%, 08/01/2026	1,535	1,421
iHeartCommunications
10.875%, 05/01/2030 (A)	1,092	646
9.125%, 05/01/2029 (A)	1,628	1,395
7.750%, 08/15/2030 (A)	202	160
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,668
7.000%, 10/15/2028 (A)	830	845
7.000%, 04/15/2032 (A)	2,720	2,797
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,545	963
Level 3 Financing
10.000%, 10/15/2032 (A)	390	391
7.000%, 03/31/2034 (A)	1,531	1,541
6.875%, 06/30/2033 (A)	8,781	8,860
4.875%, 06/15/2029 (A)	3,935	3,669
4.500%, 04/01/2030 (A)	1,145	1,028
3.875%, 10/15/2030 (A)	1,361	1,157
3.750%, 07/15/2029 (A)	365	305
3.625%, 01/15/2029	795	676
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,798	1,817
5.625%, 03/15/2026 (A)	571	571
4.750%, 10/15/2027 (A)	3,234	3,207
3.750%, 01/15/2028 (A)	593	577
Lumen Technologies
10.000%, 10/15/2032 (A)	907	919
7.650%, 03/15/2042	1,431	1,217
7.600%, 09/15/2039	665	585
5.375%, 06/15/2029 (A)	466	419
4.125%, 04/15/2029 (A)	532	521
4.125%, 04/15/2030 (A)	1,740	1,705
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,165	2,176
Midcontinent Communications
8.000%, 08/15/2032 (A)	3,092	3,221
Nexstar Media
5.625%, 07/15/2027 (A)	1,228	1,227
4.750%, 11/01/2028 (A)	1,930	1,894
Odeon Finco
12.750%, 11/01/2027 (A)	2,715	2,814
Paramount Global
5.500%, 05/15/2033	1,510	1,491
4.950%, 01/15/2031	2,256	2,242
Rakuten Group
9.750%, 04/15/2029 (A)	4,755	5,283
Sable International Finance
7.125%, 10/15/2032 (A)	1,425	1,449

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps Escrow II
3.875%, 01/15/2029 (A)	$2,338	$2,071
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	135
8.500%cash/0% PIK, 10/01/2027 (A)	885	830
Sinclair Television Group
8.125%, 02/15/2033 (A)	3,399	3,482
Sirius XM Radio LLC
5.500%, 07/01/2029 (A)	1,256	1,254
5.000%, 08/01/2027 (A)	2,131	2,121
4.125%, 07/01/2030 (A)	2,952	2,745
4.000%, 07/15/2028 (A)	2,025	1,954
3.875%, 09/01/2031 (A)	3,455	3,107
3.125%, 09/01/2026 (A)	2,673	2,657
Snap
6.875%, 03/01/2033 (A)	1,113	1,125
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,965	3,227
Stagwell Global LLC
5.625%, 08/15/2029 (A)	635	613
TEGNA
4.625%, 03/15/2028	1,796	1,781
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,600	3,576
Telesat Canada
6.500%, 10/15/2027 (A)	684	323
5.625%, 12/06/2026 (A)	1,518	1,176
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	4,756	5,547
T-Mobile USA
6.700%, 12/15/2033	405	448
Uniti Group
8.625%, 06/15/2032 (A)	3,894	3,829
Univision Communications
9.375%, 08/01/2032 (A)	3,841	4,045
8.000%, 08/15/2028 (A)	593	615
Univision Communications Inc
7.375%, 06/30/2030 (A)	425	428
4.500%, 05/01/2029 (A)	915	858
Urban One
7.375%, 02/01/2028 (A)	7,805	3,971
Verizon Communications
5.250%, 04/02/2035	575	581
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,112
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	711
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	4,121	4,034
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,475	2,285
Warnermedia Holdings
5.050%, 03/15/2042	3,456	2,329

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.279%, 03/15/2032	$1,392	$1,201
4.054%, 03/15/2029	2,841	2,699
Windstream Services LLC
8.250%, 10/01/2031 (A)	3,269	3,400
Zayo Group Holdings
6.125%, 03/01/2028 (A)(C)	3,175	2,949
4.000%, 03/01/2027 (A)(C)	9,236	8,934
ZipRecruiter
5.000%, 01/15/2030 (A)	1,920	1,555

		297,595

Consumer Discretionary — 12.3%
1011778 BC ULC / New Red Finance
5.625%, 09/15/2029 (A)	2,620	2,651
4.375%, 01/15/2028 (A)	1,480	1,456
Academy
6.000%, 11/15/2027 (A)	1,770	1,772
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	780	822
7.500%, 02/15/2033 (A)	273	284
7.000%, 04/15/2028 (A)	74	76
ADT Security
4.125%, 08/01/2029 (A)	585	566
Amer Sports
6.750%, 02/16/2031 (A)	2,108	2,197
American Axle & Manufacturing
6.875%, 07/01/2028	477	477
6.500%, 04/01/2027	563	566
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,665	2,607
Aramark Services
5.000%, 02/01/2028 (A)	633	628
Asbury Automotive Group
4.750%, 03/01/2030	232	227
4.625%, 11/15/2029 (A)	1,033	1,003
4.500%, 03/01/2028	2,431	2,402
Ashton Woods USA LLC
4.625%, 04/01/2030 (A)	932	879
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	3,607	3,509
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,600	–
Avianca Midco 2
9.625%, 02/14/2030 (A)	1,930	1,855
Bath & Body Works
7.600%, 07/15/2037	1,280	1,306
7.500%, 06/15/2029	542	557
6.875%, 11/01/2035	1,304	1,358
6.750%, 07/01/2036	3,280	3,337
5.250%, 02/01/2028	291	292
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	1,815	1,882

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Beach Acquisition Bidco LLC
10.000%cash/0% PIK, 07/15/2033 (A)	$3,051	$3,239
Boyne USA
4.750%, 05/15/2029 (A)	1,315	1,291
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,585	3,708
6.500%, 02/15/2032 (A)	1,201	1,231
6.000%, 10/15/2032 (A)	2,289	2,244
4.625%, 10/15/2029 (A)	368	351
Carnival
7.000%, 08/15/2029 (A)	148	156
6.125%, 02/15/2033 (A)	3,206	3,292
6.000%, 05/01/2029 (A)	2,997	3,036
5.750%, 08/01/2032 (A)	694	705
4.000%, 08/01/2028 (A)	413	406
Carvana, Strike Price Fixed
9.000%cash/0% PIK, 06/01/2031 (A)	6,814	7,731
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	382	291
Churchill Downs
4.750%, 01/15/2028 (A)	2,212	2,188
Clarios Global
8.500%, 05/15/2027 (A)	776	779
6.750%, 05/15/2028 (A)	356	364
6.750%, 02/15/2030 (A)	1,620	1,679
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,708	2,836
5.625%cash/0% PIK, 05/15/2027 (A)	1,583	1,456
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	3,382	3,584
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	619	537
eG Global Finance
12.000%, 11/30/2028 (A)	3,865	4,269
Empire Resorts
7.750%, 11/01/2026 (A)	2,235	2,233
EquipmentShare.com
8.000%, 03/15/2033 (A)	169	180
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	1,101	1,035
4.625%, 01/15/2029 (A)	2,406	2,300
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	1,400	1,425
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(D)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	213
7.122%, 11/07/2033	4,199	4,390
6.950%, 03/06/2026	200	202
6.950%, 06/10/2026	223	226
4.542%, 08/01/2026	1,481	1,476
4.125%, 08/17/2027	200	196
3.375%, 11/13/2025	207	206

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	$450	$449
Gap
3.625%, 10/01/2029 (A)	2,382	2,234
Genting New York LLC
7.250%, 10/01/2029 (A)	1,360	1,412
Goodyear Tire & Rubber
6.625%, 07/15/2030	122	124
5.250%, 04/30/2031	211	200
5.250%, 07/15/2031	717	681
5.000%, 07/15/2029	475	461
GrubHub Holdings
5.500%, 07/01/2027 (A)(C)	5,270	5,252
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	564	579
5.875%, 04/01/2029 (A)	136	138
5.875%, 03/15/2033 (A)	2,904	2,964
5.750%, 05/01/2028 (A)	361	362
5.750%, 09/15/2033 (A)	431	434
4.875%, 01/15/2030	140	140
4.000%, 05/01/2031 (A)	3,195	3,010
3.750%, 05/01/2029 (A)	3,391	3,252
IHO Verwaltungs GmbH
8.000%, 11/15/2032 (A)	200	209
7.750%cash/0% PIK, 11/15/2030 (A)	200	208
International Game Technology
5.250%, 01/15/2029 (A)	3,852	3,831
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,168
Latam Airlines Group
7.875%, 04/15/2030 (A)	3,390	3,503
7.625%, 01/07/2031 (A)	935	961
LBM Acquisition LLC
9.500%, 06/15/2031 (A)	895	938
6.250%, 01/15/2029 (A)	541	496
LCM Investments Holdings II LLC
8.250%, 08/01/2031 (A)	2,595	2,751
4.875%, 05/01/2029 (A)	3,680	3,614
LGI Homes
8.750%, 12/15/2028 (A)	2,815	2,949
Liberty Interactive LLC
8.500%, 07/15/2029	275	38
8.250%, 02/01/2030	4,690	621
Melco Resorts Finance
5.375%, 12/04/2029 (A)	1,665	1,603
MGM Resorts International
6.500%, 04/15/2032	437	448
6.125%, 09/15/2029	1,737	1,774
4.750%, 10/15/2028	2,195	2,182
4.625%, 09/01/2026	375	373
Mohegan Tribal Gaming Authority
8.250%, 04/15/2030 (A)	1,405	1,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NCL
6.750%, 02/01/2032 (A)	$3,335	$3,439
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	363
Newell Brands
8.500%, 06/01/2028 (A)	230	243
6.875%, 04/01/2036	105	103
6.625%, 09/15/2029	299	301
6.625%, 05/15/2032	72	70
6.375%, 09/15/2027	112	113
6.375%, 05/15/2030	282	278
Nissan Motor
8.125%, 07/17/2035 (A)	1,457	1,544
7.750%, 07/17/2032 (A)	315	330
7.500%, 07/17/2030 (A)	315	329
4.345%, 09/17/2027 (A)	2,842	2,778
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	905	843
OneSky Flight LLC
8.875%, 12/15/2029 (A)	3,310	3,477
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	1,297	1,306
Papa John's International
3.875%, 09/15/2029 (A)	872	837
PetSmart LLC
7.500%, 09/15/2032 (A)	2,638	2,611
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	528	417
Qnity Electronics
6.250%, 08/15/2033 (A)	2,917	3,016
5.750%, 08/15/2032 (A)	1,821	1,851
QXO Building Products
6.750%, 04/30/2032 (A)	3,956	4,086
RB Global Holdings
7.750%, 03/15/2031 (A)	650	682
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)	1,050	944
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	1,030	869
Rite Aid
15.000%, 08/30/2031 (B)(C)(D)	2,037	66
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(D)(F)	478	32
8.000%, 10/18/2024 (A)(B)(D)	1,286	–
8.000%, 11/15/2026 (A)(B)(D)	3,328	–
7.500%, 07/01/2025 (A)(B)(D)	1,259	–
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (A)	1,740	1,759
Rivian Holdings LLC
10.000%, 01/15/2031 (A)	942	890
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	575	594
6.000%, 02/01/2033 (A)	6,315	6,479

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 09/30/2031 (A)	$1,514	$1,538
Sabre GLBL
10.750%, 11/15/2029 (A)	2,442	2,361
Saks Global Enterprises LLC
11.000%, 12/15/2029 (A)	4,083	1,107
Service International
5.750%, 10/15/2032	1,460	1,475
SGUS LLC
11.000%, 12/15/2029 (A)	735	646
Six Flags Entertainment
7.250%, 05/15/2031 (A)	6,839	6,872
6.625%, 05/01/2032 (A)	2,360	2,398
5.375%, 04/15/2027	45	45
5.250%, 07/15/2029	360	348
Somnigroup International
4.000%, 04/15/2029 (A)	915	879
3.875%, 10/15/2031 (A)	334	306
Sonic Automotive
4.875%, 11/15/2031 (A)	247	236
4.625%, 11/15/2029 (A)	570	554
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (A)	2,507	2,516
Spirit Loyalty Cayman
11.000%cash/0% PIK, 03/12/2030 (A)(B)	4,125	1,939
Staples
12.750%, 01/15/2030 (A)	830	591
10.750%, 09/01/2029 (A)	2,028	1,942
Station Casinos LLC
6.625%, 03/15/2032 (A)	405	417
4.625%, 12/01/2031 (A)	459	434
4.500%, 02/15/2028 (A)	2,015	1,986
StoneMor
8.500%, 05/15/2029 (A)	2,165	2,089
Studio City Finance
5.000%, 01/15/2029 (A)	2,730	2,587
Superior Plus
4.500%, 03/15/2029 (A)	368	354
Under Armour
7.250%, 07/15/2030 (A)	1,520	1,518
Vail Resorts
6.500%, 05/15/2032 (A)	230	238
5.625%, 07/15/2030 (A)	171	174
Victoria's Secret
4.625%, 07/15/2029 (A)	4,198	3,983
Viking Cruises
7.000%, 02/15/2029 (A)	800	805
5.875%, 09/15/2027 (A)	891	890
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	1,900	1,899
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	262	273
6.375%, 02/01/2030 (A)	3,196	3,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Voyager Parent LLC
9.250%, 07/01/2032 (A)	$2,910	$3,071
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,773	1,876
Wayfair LLC
7.750%, 09/15/2030 (A)	344	355
7.250%, 10/31/2029 (A)	136	139
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,069	983
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,954	1,955
Wynn Macau
5.125%, 12/15/2029 (A)	2,185	2,107
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,982	2,133
6.250%, 03/15/2033 (A)	586	593
5.125%, 10/01/2029 (A)	751	750
Yum! Brands
6.875%, 11/15/2037	1,840	2,002
5.375%, 04/01/2032	2,736	2,752

		250,817

Consumer Staples — 2.3%
Albertsons Cos
6.250%, 03/15/2033 (A)	312	319
5.875%, 02/15/2028 (A)	536	536
4.625%, 01/15/2027 (A)	879	874
3.500%, 03/15/2029 (A)	3,973	3,777
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,414	1,459
Allied Universal Holdco LLC
7.875%, 02/15/2031 (A)	1,280	1,345
6.875%, 06/15/2030 (A)	1,867	1,923
C&S Group Enterprises LLC
5.000%, 12/15/2028 (A)	850	773
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,145
4.125%, 10/15/2030	262	248
Chobani Holdco II LLC
8.750%cash/0% PIK, 10/01/2029 (A)	604	652
Chobani LLC
4.625%, 11/15/2028 (A)	567	558
Edgewell Personal Care
5.500%, 06/01/2028 (A)	645	642
4.125%, 04/01/2029 (A)	307	292
Energizer Holdings
6.500%, 12/31/2027 (A)	172	174
4.750%, 06/15/2028 (A)	866	852
4.375%, 03/31/2029 (A)	552	528
HLF Financing Sarl LLC
12.250%, 04/15/2029 (A)	4,033	4,376
HRB Winddown
8.875%, 03/15/2025 (A)(B)	800	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	$1,925	$1,846
New Albertsons
8.700%, 05/01/2030	1,149	1,272
8.000%, 05/01/2031	995	1,077
Opal Bidco SAS
6.500%, 03/31/2032 (A)	1,185	1,206
Performance Food Group
6.125%, 09/15/2032 (A)	934	956
5.500%, 10/15/2027 (A)	724	723
4.250%, 08/01/2029 (A)	1,945	1,883
Pilgrim's Pride
6.875%, 05/15/2034	1,435	1,571
Post Holdings
6.375%, 03/01/2033 (A)	3,481	3,516
6.250%, 02/15/2032 (A)	1,839	1,889
6.250%, 10/15/2034 (A)	1,591	1,600
5.500%, 12/15/2029 (A)	425	424
4.625%, 04/15/2030 (A)	259	250
Primo Water Holdings
6.250%, 04/01/2029 (A)	327	329
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	3,243	3,304
Simmons Foods
4.625%, 03/01/2029 (A)	2,996	2,877
Tyson Foods
5.100%, 09/28/2048	1,447	1,298
US Foods
6.875%, 09/15/2028 (A)	133	137
4.750%, 02/15/2029 (A)	50	49
4.625%, 06/01/2030 (A)	470	459

		47,139

Energy — 9.8%
Aethon United BR
7.500%, 10/01/2029 (A)	2,898	3,023
Antero Midstream Partners
5.750%, 03/01/2027 (A)	345	345
5.750%, 01/15/2028 (A)	382	383
5.375%, 06/15/2029 (A)	2,630	2,614
Archrock Partners
6.875%, 04/01/2027 (A)	158	158
6.625%, 09/01/2032 (A)	1,184	1,214
6.250%, 04/01/2028 (A)	1,480	1,485
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (A)	1,201	1,222
6.625%, 07/15/2033 (A)	4,447	4,514
5.875%, 06/30/2029 (A)	566	565
Baytex Energy
8.500%, 04/30/2030 (A)	600	613
7.375%, 03/15/2032 (A)	2,428	2,372
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	940	998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.000%, 07/15/2029 (A)	$996	$1,036
6.625%, 07/15/2026 (A)	180	180
Buckeye Partners
6.875%, 07/01/2029 (A)	120	124
6.750%, 02/01/2030 (A)	177	184
4.500%, 03/01/2028 (A)	670	660
California Resources
7.125%, 02/01/2026 (A)	117	117
Cheniere Energy Partners
4.000%, 03/01/2031	741	714
3.250%, 01/31/2032	497	450
Chord Energy
6.750%, 03/15/2033 (A)	2,975	3,051
CITGO Petroleum
6.375%, 06/15/2026 (A)	1,685	1,684
Civitas Resources
9.625%, 06/15/2033 (A)	227	240
8.750%, 07/01/2031 (A)	375	386
8.625%, 11/01/2030 (A)	4,086	4,254
8.375%, 07/01/2028 (A)	289	300
Comstock Resources
6.750%, 03/01/2029 (A)	3,241	3,195
5.875%, 01/15/2030 (A)	374	351
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	547	569
8.375%, 01/15/2034 (A)	259	263
7.625%, 04/01/2032 (A)	509	507
7.375%, 01/15/2033 (A)	292	285
CVR Energy
8.500%, 01/15/2029 (A)	450	455
5.750%, 02/15/2028 (A)	850	828
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	360	382
DT Midstream
4.375%, 06/15/2031 (A)	169	163
4.125%, 06/15/2029 (A)	488	474
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (F)	4,015	4,277
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (F)	2,728	2,906
6.625%, US0003M + 4.155%(F)(G)	1,294	1,286
5.500%, 06/01/2027	2,863	2,910
Equities
7.500%, 06/01/2027 (A)	195	199
7.500%, 06/01/2030 (A)	232	256
4.750%, 01/15/2031 (A)	392	389
4.500%, 01/15/2029 (A)	944	941
Excelerate Energy
8.000%, 05/15/2030 (A)	2,655	2,827
Expand Energy
7.500%, 10/01/2026 (B)(C)(D)	4,075	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.000%, 10/01/2024 (B)(C)(D)	$1,790	$5
6.750%, 04/15/2029 (A)	1,184	1,197
5.500%, 09/15/2026 (B)	180	1
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	505	510
4.750%, 02/01/2032	444	432
Genesis Energy
8.875%, 04/15/2030	2,361	2,499
7.875%, 05/15/2032	863	895
7.750%, 02/01/2028	453	458
Greenfire Resources
12.000%, 10/01/2028 (A)	1,488	1,572
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	349	357
Harvest Midstream I
7.500%, 05/15/2032 (A)	252	259
Hess Midstream Operations
6.500%, 06/01/2029 (A)	235	243
5.875%, 03/01/2028 (A)	97	99
Hilcorp Energy I
7.250%, 02/15/2035 (A)	2,480	2,420
6.875%, 05/15/2034 (A)	5	5
6.250%, 04/15/2032 (A)	638	611
6.000%, 04/15/2030 (A)	221	218
6.000%, 02/01/2031 (A)	2,570	2,473
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	2,807	2,927
6.625%, 01/15/2034 (A)	170	173
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	2,580	2,685
ITT Holdings LLC
6.500%, 08/01/2029 (A)	2,777	2,722
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	875	905
Long Ridge Energy LLC
8.750%, 02/15/2032 (A)	1,760	1,823
Matador Resources
6.500%, 04/15/2032 (A)	286	290
6.250%, 04/15/2033 (A)	340	343
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	4,155	4,109
Nabors Industries
9.125%, 01/31/2030 (A)	1,556	1,594
8.875%, 08/15/2031 (A)	1,550	1,396
New Fortress Energy
8.750%, 03/15/2029 (A)	3,120	640
6.500%, 09/30/2026 (A)	2,535	887
NFE Financing LLC
12.000%, 11/15/2029 (A)	2,520	926
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	284	289
8.125%, 02/15/2029 (A)	4,409	4,497

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Noble Finance II LLC
8.000%, 04/15/2030 (A)	$226	$234
Northern Oil & Gas
8.750%, 06/15/2031 (A)	2,738	2,813
8.125%, 03/01/2028 (A)	779	785
NuStar Logistics
6.375%, 10/01/2030	242	251
6.000%, 06/01/2026	555	557
5.625%, 04/28/2027	989	994
ONEOK
5.600%, 04/01/2044	1,902	1,745
5.450%, 06/01/2047	3,173	2,841
PBF Holding LLC
9.875%, 03/15/2030 (A)	290	299
7.875%, 09/15/2030 (A)	2,729	2,643
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	481	522
8.000%, 04/15/2027 (A)	228	232
7.000%, 01/15/2032 (A)	3,019	3,130
6.250%, 02/01/2033 (A)	254	259
Prairie Acquiror
9.000%, 08/01/2029 (A)	142	148
Range Resources
8.250%, 01/15/2029	584	599
Rockies Express Pipeline LLC
6.750%, 03/15/2033 (A)	2,610	2,727
4.800%, 05/15/2030 (A)	2,117	2,061
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(D)	2,787	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	2,485	2,594
SM Energy
7.000%, 08/01/2032 (A)	2,397	2,414
6.750%, 09/15/2026	230	230
6.750%, 08/01/2029 (A)	547	552
6.625%, 01/15/2027	365	365
6.500%, 07/15/2028	315	318
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (F)	4,000	4,181
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	1,440	1,436
Sunoco
7.250%, 05/01/2032 (A)	4,433	4,690
7.000%, 05/01/2029 (A)	2,690	2,793
6.250%, 07/01/2033 (A)	2,933	2,998
4.500%, 05/15/2029	487	475
4.500%, 04/30/2030	611	590
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	244	252
6.000%, 03/01/2027 (A)	490	489

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 12/31/2030 (A)	$3,847	$3,790
6.000%, 09/01/2031 (A)	910	894
5.500%, 01/15/2028 (A)	1,647	1,644
Tenneco
8.000%, 11/17/2028 (A)	2,544	2,544
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,967
4.750%, 01/15/2030 (A)	225	217
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,175
TransMontaigne Partners LLC
8.500%, 06/15/2030 (A)	2,479	2,607
Transocean
8.750%, 02/15/2030 (A)	107	114
8.500%, 05/15/2031 (A)	1,745	1,640
8.250%, 05/15/2029 (A)	1,396	1,350
6.800%, 03/15/2038	4,229	3,327
Transocean Titan Financing
8.375%, 02/01/2028 (A)	81	83
Valaris
8.375%, 04/30/2030 (A)	1,500	1,562
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	330	310
3.875%, 11/01/2033 (A)	2,920	2,601
Venture Global LNG
9.875%, 02/01/2032 (A)	295	321
9.500%, 02/01/2029 (A)	155	170
9.000%, H15T5Y + 5.440%(A)(F)(G)	9,035	8,972
8.375%, 06/01/2031 (A)	2,494	2,617
8.125%, 06/01/2028 (A)	491	509
7.000%, 01/15/2030 (A)	2,963	3,053
Venture Global Plaquemines LNG LLC
6.750%, 01/15/2036 (A)	3,134	3,289
6.500%, 01/15/2034 (A)	2,616	2,731
Vital Energy
7.875%, 04/15/2032 (A)	339	334
Weatherford International
8.625%, 04/30/2030 (A)	2,668	2,734
Western Midstream Operating
5.250%, 02/01/2050	3,988	3,332

		200,982

Financials — 7.6%
Acrisure LLC
8.250%, 02/01/2029 (A)	1,933	2,008
7.500%, 11/06/2030 (A)	1,481	1,534
6.750%, 07/01/2032 (A)	2,108	2,163
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	6,056	6,263
4.250%, 10/15/2027 (A)	2,212	2,181
AmWINS Group
6.375%, 02/15/2029 (A)	1,657	1,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	$5,104	$5,297
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	2,770	2,663
Apollo Debt Solutions BDC
6.900%, 04/13/2029	1,505	1,584
Arbor Realty SR
7.875%, 07/15/2030 (A)	1,445	1,504
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,047
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	921
Aretec Group
10.000%, 08/15/2030 (A)	4,982	5,438
Arthur J Gallagher
5.550%, 02/15/2055	1,819	1,714
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	2,000	2,243
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	3,305	3,524
Block
6.500%, 05/15/2032	2,092	2,168
6.000%, 08/15/2033 (A)	2,980	3,059
5.625%, 08/15/2030 (A)	125	128
2.750%, 06/01/2026	160	157
Bread Financial Holdings
8.375%, H15T5Y + 4.300%, 06/15/2035 (A)(F)	2,815	2,906
Brookfield Property
5.750%, 05/15/2026 (A)	52	52
4.500%, 04/01/2027 (A)	5,892	5,790
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,718	1,698
Coinbase Global
3.375%, 10/01/2028 (A)	1,000	949
CPI CG
10.000%, 07/15/2029 (A)	1,687	1,766
Encore Capital Group
9.250%, 04/01/2029 (A)	2,545	2,687
Enviva Partners LP
0.000%, 01/15/2026 (E)	3,197	–
Finance of America Funding LLC
7.875%, 11/30/2026 (A)	3,203	2,963
FirstCash
6.875%, 03/01/2032 (A)	930	965
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	1,665	1,721
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)(C)	2,775	2,900
Genworth Holdings
6.500%, 06/15/2034	3,835	3,917
6.476%, TSFR3M + 2.264%, 11/15/2036 (F)	410	353

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Howden UK Refinance
7.250%, 02/15/2031 (A)	$925	$955
HUB International
7.375%, 01/31/2032 (A)	1,480	1,557
Incora Intermediate II
6.000%, 01/31/2033 (A)(D)	284	226
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	3,020	2,482
Jane Street Group
7.125%, 04/30/2031 (A)	3,655	3,819
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	1,705	1,710
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	310	326
4.750%, 06/15/2029 (A)	1,480	1,447
4.250%, 02/01/2027 (A)	2,145	2,110
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	2,250	1,981
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,269
5.625%, 01/15/2030 (A)	2,198	2,091
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	230	239
6.500%, 08/01/2029 (A)	60	62
6.000%, 01/15/2027 (A)	228	228
5.500%, 08/15/2028 (A)	389	388
5.125%, 12/15/2030 (A)	325	328
Navient MTN
5.625%, 08/01/2033	2,535	2,315
OneMain Finance
7.875%, 03/15/2030	2,675	2,830
7.500%, 05/15/2031	2,852	2,990
7.125%, 03/15/2026	12	12
7.125%, 11/15/2031	545	566
7.125%, 09/15/2032	1,018	1,060
6.625%, 01/15/2028	480	492
5.375%, 11/15/2029	1,722	1,703
4.000%, 09/15/2030	888	821
3.500%, 01/15/2027	2,321	2,271
Osaic Holdings
6.750%, 08/01/2032 (A)	1,130	1,151
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	2,102	2,181
PennyMac Financial Services
5.750%, 09/15/2031 (A)	4,434	4,350
PRA Group
8.875%, 01/31/2030 (A)	2,650	2,784
Rfna
7.875%, 02/15/2030 (A)	4,750	4,916
Rithm Capital
8.000%, 07/15/2030 (A)	4,235	4,324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rocket
6.375%, 08/01/2033 (A)	$4,301	$4,463
6.125%, 08/01/2030 (A)	1,336	1,375
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,449
Ryan Specialty LLC
5.875%, 08/01/2032 (A)	767	772
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	1,829	1,896
Starwood Property Trust
7.250%, 04/01/2029 (A)	3,367	3,528
6.500%, 07/01/2030 (A)	1,000	1,038
6.500%, 10/15/2030 (A)	250	258
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	1,435	1,455
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (A)	533	532
VFH Parent LLC
7.500%, 06/15/2031 (A)	2,234	2,345
Walker & Dunlop
6.625%, 04/01/2033 (A)	1,510	1,571

		155,627

Health Care — 6.4%
1261229 BC
10.000%, 04/15/2032 (A)	10,770	11,183
Acadia Healthcare
7.375%, 03/15/2033 (A)	1,750	1,822
AHP Health Partners
5.750%, 07/15/2029 (A)	376	373
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)	4,845	4,555
8.000%, 08/01/2028 (A)	3,075	2,762
Amneal Pharmaceuticals LLC
6.875%, 08/01/2032 (A)	2,955	3,041
Avantor Funding
4.625%, 07/15/2028 (A)	1,163	1,145
Bausch + Lomb
8.375%, 10/01/2028 (A)	115	120
Bausch Health
14.000%, 10/15/2030 (A)	1,378	1,323
6.250%, 02/15/2029 (A)	139	109
5.250%, 01/30/2030 (A)	464	338
5.250%, 02/15/2031 (A)	337	227
5.000%, 01/30/2028 (A)	625	545
5.000%, 02/15/2029 (A)	455	349
4.875%, 06/01/2028 (A)	1,810	1,633
Bausch Health Americas
8.500%, 01/31/2027 (A)	2,309	2,303
Charles River Laboratories International
4.250%, 05/01/2028 (A)	797	779
4.000%, 03/15/2031 (A)	2,160	1,998

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CHS
10.875%, 01/15/2032 (A)	$5,047	$5,341
6.875%, 04/15/2029 (A)	550	437
6.125%, 04/01/2030 (A)	126	91
6.000%, 01/15/2029 (A)	230	222
5.250%, 05/15/2030 (A)	3,979	3,566
4.750%, 02/15/2031 (A)	660	563
DaVita
6.875%, 09/01/2032 (A)	405	419
4.625%, 06/01/2030 (A)	2,185	2,104
3.750%, 02/15/2031 (A)	1,720	1,569
Embecta
6.750%, 02/15/2030 (A)	2,865	2,767
5.000%, 02/15/2030 (A)	480	450
Emergent BioSolutions
3.875%, 08/15/2028 (A)	157	132
Encompass Health
4.625%, 04/01/2031	753	730
4.500%, 02/01/2028	273	271
Endo Finance Holdings
0.000%, 04/01/2027 (C)(D)(E)	2,247	–
0.000%, 12/31/2049 (C)(D)(E)	2,355	–
8.500%, 04/15/2031 (A)	112	119
Fortrea Holdings
7.500%, 07/01/2030 (A)	2,995	2,853
Global Medical Response
10.000%, 10/31/2028 (A)	5,257	5,257
Grifols
4.750%, 10/15/2028 (A)	3,351	3,247
HCA
5.250%, 06/15/2049	1,146	1,012
Heartland Dental LLC
10.500%, 04/30/2028 (A)	1,024	1,087
IQVIA
6.250%, 06/01/2032 (A)	2,450	2,525
5.000%, 10/15/2026 (A)	1,240	1,239
LifePoint Health
10.000%, 06/01/2032 (A)	2,385	2,456
9.875%, 08/15/2030 (A)	527	571
8.375%, 02/15/2032 (A)	1,368	1,449
5.375%, 01/15/2029 (A)	1,405	1,335
Medline Borrower LP
6.250%, 04/01/2029 (A)	236	243
5.250%, 10/01/2029 (A)	3,690	3,654
3.875%, 04/01/2029 (A)	6,030	5,790
Molina Healthcare
6.250%, 01/15/2033 (A)	2,300	2,316
4.375%, 06/15/2028 (A)	2,665	2,598
3.875%, 11/15/2030 (A)	1,445	1,327
Option Care Health
4.375%, 10/31/2029 (A)	2,236	2,156
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	731	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/30/2028 (A)	$720	$690
Owens & Minor
6.625%, 04/01/2030 (A)	305	265
4.500%, 03/31/2029 (A)	403	342
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,635	1,645
Radiology Partners
9.781%, 02/15/2030 (A)	4,085	3,983
8.500%, 07/15/2032 (A)	7,955	8,121
Select Medical
6.250%, 12/01/2032 (A)	916	921
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	252	265
Surgery Center Holdings
7.250%, 04/15/2032 (A)	293	304
Team Health Holdings
8.375%, 06/30/2028 (A)	3,755	3,801
Tenet Healthcare
6.750%, 05/15/2031	7,170	7,452
6.250%, 02/01/2027	562	562
6.125%, 06/15/2030	2,702	2,744
5.125%, 11/01/2027	1,055	1,052
4.375%, 01/15/2030	1,475	1,432
US Acute Care Solutions LLC
9.750%, 05/15/2029 (A)	1,787	1,834

		130,540

Industrials — 10.0%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	2,755	2,835
ACCO Brands
4.250%, 03/15/2029 (A)	950	852
AECOM
6.000%, 08/01/2033 (A)	305	311
Allegiant Travel
7.250%, 08/15/2027 (A)	1,775	1,806
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	2,310	2,255
Allison Transmission
5.875%, 06/01/2029 (A)	1,031	1,039
4.750%, 10/01/2027 (A)	2,558	2,536
3.750%, 01/30/2031 (A)	542	500
American Airlines
7.250%, 02/15/2028 (A)	2,351	2,412
5.750%, 04/20/2029 (A)	886	891
5.500%, 04/20/2026 (A)	392	392
Amsted Industries
6.375%, 03/15/2033 (A)	906	928
4.625%, 05/15/2030 (A)	809	779
APi Group DE
4.750%, 10/15/2029 (A)	234	230
4.125%, 07/15/2029 (A)	365	350

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	$6,445	$2,840
5.250%, 08/15/2027	143	63
4.125%, 08/15/2026 (A)	996	946
Artera Services LLC
8.500%, 02/15/2031 (A)	616	538
Avis Budget Car Rental LLC
8.375%, 06/15/2032 (A)	295	308
8.250%, 01/15/2030 (A)	4,825	4,994
8.000%, 02/15/2031 (A)	16	17
5.750%, 07/15/2027 (A)	551	548
5.375%, 03/01/2029 (A)	565	548
4.750%, 04/01/2028 (A)	410	397
Axon Enterprise
6.250%, 03/15/2033 (A)	2,259	2,335
Bombardier
8.750%, 11/15/2030 (A)	217	234
7.875%, 04/15/2027 (A)	55	55
7.250%, 07/01/2031 (A)	3,031	3,196
7.000%, 06/01/2032 (A)	1,969	2,056
6.750%, 06/15/2033 (A)	1,557	1,619
Builders FirstSource
6.750%, 05/15/2035 (A)	144	150
6.375%, 06/15/2032 (A)	427	440
6.375%, 03/01/2034 (A)	1,889	1,946
4.250%, 02/01/2032 (A)	2,053	1,930
BWX Technologies
4.125%, 06/30/2028 (A)	2,241	2,189
4.125%, 04/15/2029 (A)	1,590	1,530
Chart Industries
9.500%, 01/01/2031 (A)	2,106	2,255
7.500%, 01/01/2030 (A)	603	632
Clean Harbors
4.875%, 07/15/2027 (A)	2,068	2,058
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,437
6.750%, 04/15/2032 (A)	578	594
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	475	455
CoreCivic
8.250%, 04/15/2029	489	518
CP Atlas Buyer
12.750%, 01/15/2031 (A)	2,285	2,174
9.750%, 07/15/2030 (A)	535	552
Deluxe
8.125%, 09/15/2029 (A)	4,210	4,386
8.000%, 06/01/2029 (A)	1,355	1,342
EMRLD Borrower
6.750%, 07/15/2031 (A)	166	172
6.625%, 12/15/2030 (A)	6,294	6,464
Enpro
6.125%, 06/01/2033 (A)	110	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EquipmentShare.com
9.000%, 05/15/2028 (A)	$731	$774
8.625%, 05/15/2032 (A)	310	334
First Student Bidco
4.000%, 07/31/2029 (A)	35	33
Fortress Transportation and Infrastructure Investors LLC
7.000%, 05/01/2031 (A)	1,465	1,532
Garda World Security
8.375%, 11/15/2032 (A)	164	171
8.250%, 08/01/2032 (A)	346	360
6.000%, 06/01/2029 (A)	489	485
Gates
6.875%, 07/01/2029 (A)	1,236	1,285
GEO Group
10.250%, 04/15/2031	53	58
8.625%, 04/15/2029	291	308
GFL Environmental
6.750%, 01/15/2031 (A)	2,196	2,293
4.750%, 06/15/2029 (A)	105	103
4.375%, 08/15/2029 (A)	1,203	1,170
4.000%, 08/01/2028 (A)	1,042	1,016
3.500%, 09/01/2028 (A)	2,860	2,770
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	556	579
5.625%, 06/01/2029 (A)	349	350
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	711	604
Graham Packaging
7.125%, 08/15/2028 (A)	312	312
Griffon
5.750%, 03/01/2028	760	759
Herc Holdings
7.250%, 06/15/2033 (A)	3,043	3,192
7.000%, 06/15/2030 (A)	174	181
6.625%, 06/15/2029 (A)	332	342
Hertz
12.625%, 07/15/2029 (A)	2,050	2,131
5.000%, 12/01/2029 (A)	1,172	844
4.625%, 12/01/2026 (A)	611	566
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	715	136
6.000%, 01/15/2028 (A)(B)	420	67
5.500%, 10/15/2024 (A)(B)	1,573	83
Icahn Enterprises
10.000%, 11/15/2029 (A)	3,564	3,528
9.000%, 06/15/2030	4,605	4,387
Imola Merger
4.750%, 05/15/2029 (A)	555	541
JELD-WEN
7.000%, 09/01/2032 (A)	195	169
4.875%, 12/15/2027 (A)	372	366

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JetBlue Airways
9.875%, 09/20/2031 (A)	$5,663	$5,627
JH North America Holdings
6.125%, 07/31/2032 (A)	1,599	1,623
5.875%, 01/31/2031 (A)	126	127
Korn Ferry
4.625%, 12/15/2027 (A)	2,302	2,264
LABL
8.625%, 10/01/2031 (A)	2,712	2,002
Madison IAQ LLC
5.875%, 06/30/2029 (A)	2,382	2,358
4.125%, 06/30/2028 (A)	2,824	2,746
Masterbrand
7.000%, 07/15/2032 (A)	359	372
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	791	787
7.875%, 04/15/2027 (A)	1,565	1,584
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	289	298
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	189	186
Neptune Bidco US
9.290%, 04/15/2029 (A)	948	943
Pitney Bowes
7.250%, 03/15/2029 (A)	1,485	1,492
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	69	69
3.375%, 08/31/2027 (A)	574	556
Quikrete Holdings
6.750%, 03/01/2033 (A)	2,960	3,068
6.375%, 03/01/2032 (A)	4,084	4,212
Resideo Funding
6.500%, 07/15/2032 (A)	332	339
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,923
Sensata Technologies BV
5.875%, 09/01/2030 (A)	400	403
4.000%, 04/15/2029 (A)	2,494	2,389
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,677
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031 (A)	2,530	2,699
SS&C Technologies
6.500%, 06/01/2032 (A)	3,392	3,520
5.500%, 09/30/2027 (A)	1,670	1,670
Standard Building Solutions
6.500%, 08/15/2032 (A)	5,285	5,455
6.250%, 08/01/2033 (A)	389	397
Standard Industries
4.750%, 01/15/2028 (A)	1,470	1,457
4.375%, 07/15/2030 (A)	2,544	2,438
3.375%, 01/15/2031 (A)	159	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Terex
6.250%, 10/15/2032 (A)	$461	$467
5.000%, 05/15/2029 (A)	593	583
TransDigm
7.125%, 12/01/2031 (A)	8,105	8,448
6.750%, 08/15/2028 (A)	530	545
6.625%, 03/01/2032 (A)	5,415	5,576
6.375%, 03/01/2029 (A)	629	644
6.250%, 01/31/2034 (A)	1,486	1,525
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,864	1,993
TriNet Group
7.125%, 08/15/2031 (A)	291	303
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	2,100	2,231
United Airlines
4.625%, 04/15/2029 (A)	2,280	2,244
4.375%, 04/15/2026 (A)	569	567
United Rentals North America
6.125%, 03/15/2034 (A)	4,196	4,346
5.500%, 05/15/2027	35	35
5.250%, 01/15/2030	700	702
4.000%, 07/15/2030	1,840	1,758
Waste Pro USA
7.000%, 02/01/2033 (A)	2,010	2,102
WESCO Distribution
7.250%, 06/15/2028 (A)	1,086	1,103
6.625%, 03/15/2032 (A)	308	319
6.375%, 03/15/2029 (A)	617	635
6.375%, 03/15/2033 (A)	3,264	3,386
Williams Scotsman
7.375%, 10/01/2031 (A)	3,976	4,159
Wilsonart LLC
11.000%, 08/15/2032 (A)	2,511	2,394
Wrangler Holdco
6.625%, 04/01/2032 (A)	691	720
XPO
7.125%, 02/01/2032 (A)	266	279

		204,864

Information Technology — 3.5%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	657	658
ams-OSRAM
12.250%, 03/30/2029 (A)	420	455
AthenaHealth Group
6.500%, 02/15/2030 (A)	3,164	3,104
Ciena
4.000%, 01/31/2030 (A)	1,585	1,505
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	366	346
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)	4,706	5,031

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 08/15/2033 (A)	$586	$594
6.500%, 03/31/2029 (A)	1,003	1,014
Cloud Software Group, Inc., Strike Price Fixed
9.000%, 09/30/2029 (A)	8,254	8,604
Coherent
5.000%, 12/15/2029 (A)	3,996	3,927
CommScope LLC
9.500%, 12/15/2031 (A)	155	160
8.250%, 03/01/2027 (A)	1,170	1,184
7.125%, 07/01/2028 (A)	1,015	1,018
4.750%, 09/01/2029 (A)	2,367	2,339
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	25	25
CoreWeave
9.250%, 06/01/2030 (A)	5,236	5,255
9.000%, 02/01/2031 (A)	485	480
Diebold Nixdorf
7.750%, 03/31/2030 (A)	152	161
Elastic
4.125%, 07/15/2029 (A)	1,544	1,484
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,860
Entegris
5.950%, 06/15/2030 (A)	676	685
4.750%, 04/15/2029 (A)	2,344	2,310
4.375%, 04/15/2028 (A)	190	185
3.625%, 05/01/2029 (A)	1,366	1,287
Fair Isaac
6.000%, 05/15/2033 (A)	205	208
Gen Digital
6.250%, 04/01/2033 (A)	762	784
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,195	2,079
Kioxia Holdings
6.625%, 07/24/2033 (A)	4,709	4,679
6.250%, 07/24/2030 (A)	408	408
McAfee
7.375%, 02/15/2030 (A)	3,901	3,603
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(D)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	2,940	3,188
NCR Voyix
5.125%, 04/15/2029 (A)	416	411
5.000%, 10/01/2028 (A)	203	200
ON Semiconductor
3.875%, 09/01/2028 (A)	3,101	3,013
Open Text Holdings
4.125%, 02/15/2030 (A)	1,007	951
RingCentral
8.500%, 08/15/2030 (A)	453	483

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Seagate Data Storage Technology Pte
8.500%, 07/15/2031 (A)	$108	$115
8.250%, 12/15/2029 (A)	275	292
5.750%, 12/01/2034 (A)	75	73
Synaptics
4.000%, 06/15/2029 (A)	2,167	2,068
UKG
6.875%, 02/01/2031 (A)	1,794	1,855
Virtusa
7.125%, 12/15/2028 (A)	2,339	2,279
Xerox
10.250%, 10/15/2030 (A)	160	166
Xerox Holdings
8.875%, 11/30/2029 (A)	306	186

		70,712

Materials — 5.9%
Alumina Pty
6.375%, 09/15/2032 (A)	200	204
6.125%, 03/15/2030 (A)	200	203
ASP Unifrax Holdings
7.100%cash/0% PIK, 09/30/2029 (A)	5,380	2,663
ATI
7.250%, 08/15/2030	244	257
5.875%, 12/01/2027	276	276
5.125%, 10/01/2031	225	220
4.875%, 10/01/2029	267	261
Avient
6.250%, 11/01/2031 (A)	1,502	1,530
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,630	1,715
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	1,348	1,342
3.375%, 02/15/2029 (A)	1,020	963
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,735	4,434
Ball
3.125%, 09/15/2031	2,125	1,915
2.875%, 08/15/2030	3,555	3,216
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	478
Celanese US Holdings LLC
6.850%, 11/15/2028	935	975
6.750%, 04/15/2033	5,261	5,297
Chemours
8.000%, 01/15/2033 (A)	188	184
5.750%, 11/15/2028 (A)	2,822	2,717
4.625%, 11/15/2029 (A)	538	481
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	169	171
7.375%, 05/01/2033 (A)	1,804	1,798
7.000%, 03/15/2032 (A)	3,245	3,226
6.875%, 11/01/2029 (A)	312	317

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 04/15/2030 (A)	$386	$390
4.625%, 03/01/2029 (A)	370	351
Compass Minerals International
8.000%, 07/01/2030 (A)	118	123
Constellium
3.750%, 04/15/2029 (A)	1,803	1,709
Cornerstone Chemical Co LLC
10.000%, 05/07/2029 (A)(B)	7,062	7,062
Crown Americas LLC
5.875%, 06/01/2033 (A)	800	809
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,769
Domtar
6.750%, 10/01/2028 (A)	6,630	5,672
Element Solutions
3.875%, 09/01/2028 (A)	619	600
ERO Copper
6.500%, 02/15/2030 (A)	830	807
First Quantum Minerals
9.375%, 03/01/2029 (A)	470	500
8.625%, 06/01/2031 (A)	4,885	5,103
8.000%, 03/01/2033 (A)	635	659
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	991	982
4.375%, 04/01/2031 (A)	794	755
Freeport-McMoRan
5.450%, 03/15/2043	1,150	1,088
5.400%, 11/14/2034	1,281	1,305
Goat Holdco LLC
6.750%, 02/01/2032 (A)	130	132
Graphic Packaging International LLC
3.750%, 02/01/2030 (A)	992	931
INEOS Finance
7.500%, 04/15/2029 (A)	2,138	2,143
6.750%, 05/15/2028 (A)	200	196
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	248
Innophos Holdings
11.500%, 06/15/2029 (A)	4,673	4,640
Ivanhoe Mines
7.875%, 01/23/2030 (A)	2,750	2,785
Martin Marietta Materials
4.250%, 12/15/2047	1,195	970
Mercer International
12.875%, 10/01/2028 (A)	944	917
Methanex
5.250%, 12/15/2029	1,605	1,595
Methanex US Operations
6.250%, 03/15/2032 (A)	340	343
Mineral Resources
9.250%, 10/01/2028 (A)	350	366
Mineral Resources MTN
8.500%, 05/01/2030 (A)	2,865	2,974

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mountain Province Diamonds, Inc.
9.000%, 12/15/2027 (A)(C)(D)	$2,609	$2,359
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	265	285
8.500%, 11/15/2028 (A)	776	813
5.250%, 06/01/2027 (A)	890	892
4.250%, 05/15/2029 (A)	450	432
Novelis
6.875%, 01/30/2030 (A)	76	79
6.375%, 08/15/2033 (A)	1,289	1,302
4.750%, 01/30/2030 (A)	1,103	1,061
Owens-Brockway Glass Container
7.250%, 05/15/2031 (A)	2,743	2,791
6.625%, 05/13/2027 (A)	102	102
Rain Carbon
12.250%, 09/01/2029 (A)	4,195	4,504
Samarco Mineracao
9.500%cash/0% PIK, 06/30/2031	1,453	1,446
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	2,920	2,932
4.875%, 05/01/2028 (A)	1,873	1,830
Scotts Miracle-Gro
5.250%, 12/15/2026	121	121
4.500%, 10/15/2029	779	753
4.375%, 02/01/2032	491	453
4.000%, 04/01/2031	534	491
Sealed Air
6.500%, 07/15/2032 (A)	1,763	1,824
6.125%, 02/01/2028 (A)	1,494	1,515
TriMas
4.125%, 04/15/2029 (A)	528	508
Trinseo Luxco Finance SPV Sarl
7.625%cash/0% PIK, 05/03/2029 (A)	1,055	369
Tronox
4.625%, 03/15/2029 (A)	7,696	5,681
WR Grace Holdings LLC
6.625%, 08/15/2032 (A)	957	954
5.625%, 08/15/2029 (A)	4,681	4,380
4.875%, 06/15/2027 (A)	524	520

		121,164

Real Estate — 2.4%
Anywhere Real Estate Group LLC
9.750%, 04/15/2030 (A)	262	278
7.000%, 04/15/2030 (A)	2,939	2,893
5.250%, 04/15/2030 (A)	700	614
Diversified Healthcare Trust
4.750%, 02/15/2028	45	43
4.375%, 03/01/2031	4,195	3,562
Iron Mountain
6.250%, 01/15/2033 (A)	1,573	1,610

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 03/15/2028 (A)	$281	$280
5.250%, 07/15/2030 (A)	4,770	4,720
5.000%, 07/15/2028 (A)	455	452
4.875%, 09/15/2027 (A)	410	407
4.875%, 09/15/2029 (A)	3,356	3,299
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	2,289	2,200
Millrose Properties
6.375%, 08/01/2030 (A)	307	310
MPT Operating Partnership
8.500%, 02/15/2032 (A)	935	980
5.000%, 10/15/2027	805	763
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	538	568
4.625%, 03/15/2030 (A)	100	95
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,854
RHP Hotel Properties
7.250%, 07/15/2028 (A)	178	183
6.500%, 04/01/2032 (A)	873	897
6.500%, 06/15/2033 (A)	65	67
4.750%, 10/15/2027	1,062	1,060
4.500%, 02/15/2029 (A)	697	681
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	542	509
3.750%, 07/01/2026 (A)	2,732	2,697
Service Properties Trust
4.950%, 10/01/2029	915	809
4.375%, 02/15/2030	3,765	3,203
3.950%, 01/15/2028	140	130
Uniti Group
10.500%, 02/15/2028 (A)	2,445	2,572
6.500%, 02/15/2029 (A)	3,194	3,042
6.000%, 01/15/2030 (A)	2,437	2,240
VICI Properties
4.625%, 12/01/2029 (A)	249	246
4.500%, 09/01/2026 (A)	225	225
4.250%, 12/01/2026 (A)	500	498
3.750%, 02/15/2027 (A)	670	662
VICI Properties LP
5.625%, 05/15/2052	3,130	2,859
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	1,596	1,542

		49,050

Utilities — 2.8%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	3,755	3,871
AmeriGas Partners
9.500%, 06/01/2030 (A)	172	180
9.375%, 06/01/2028 (A)	248	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Calpine
5.000%, 02/01/2031 (A)	$315	$312
4.625%, 02/01/2029 (A)	1,600	1,581
4.500%, 02/15/2028 (A)	2,905	2,877
Edison International
8.125%, H15T5Y + 3.864%, 06/15/2053 (F)	2,150	2,151
7.875%, H15T5Y + 3.658%, 06/15/2054 (F)	765	756
5.250%, 03/15/2032	3,530	3,472
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	1,863	2,054
7.000%, 03/15/2033 (A)	413	451
6.250%, 11/01/2034 (A)	10,569	10,836
6.000%, 02/01/2033 (A)	261	265
5.250%, 06/15/2029 (A)	716	714
3.875%, 02/15/2032 (A)	56	51
3.625%, 02/15/2031 (A)	3,299	3,043
3.375%, 02/15/2029 (A)	585	554
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,775
PG&E
5.250%, 07/01/2030	5,085	4,956
Pike
8.625%, 01/31/2031 (A)	113	121
5.500%, 09/01/2028 (A)	360	360
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,550	2,723
Venture Global Plaquemines LNG LLC
7.750%, 05/01/2035 (A)	529	589
7.500%, 05/01/2033 (A)	315	345
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	2,673	2,729
Vistra Operations LLC
7.750%, 10/15/2031 (A)	560	595
6.875%, 04/15/2032 (A)	2,923	3,068
5.625%, 02/15/2027 (A)	1,261	1,261
5.000%, 07/31/2027 (A)	2,361	2,355
4.375%, 05/01/2029 (A)	589	576
4.300%, 07/15/2029 (A)	559	553
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	2,339	2,467

		57,897

Total Corporate Obligations
(Cost $1,627,505) ($ Thousands)		1,586,387

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.1%
Other Asset-Backed Securities — 8.1%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.184%, TSFR3M + 8.862%, 04/17/2033 (A)(F)	$2,304	$2,292
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	4,378	536
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	6,380	2,361
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	10,431	1,356
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	8,633	863
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	6,147	2,213
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	9,480	3,394
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.326%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	431	432
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.416%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	392	391
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (D)(E)(F)	21,391	6,738
Battalion CLO XX, Ser 2025-20A, Cl ER
10.568%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	1,580	1,584
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,640	65
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(D)(H)	6,657	2,729
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(D)(H)	5,394	4,933
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	13,783	5,146
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.126%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	100
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	11,800	4,720
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	9,035	321
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (D)(E)	9,000	1,381
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	12,240	6,732

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(D)(E)(F)	$4,836	$4,148
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	17,880	5,954
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(D)(E)(F)	6,048	3,691
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,486	3,589
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (D)(E)	4,843	3,392
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(E)(F)	9,113	8,126
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(E)(F)	3,653	36
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(E)(F)	5,673	1
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(D)(E)(F)	21,812	2,532
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	6,015	1,504
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(D)(E)(F)	2,151	1,688
LCM Ltd
0.000%, 01/20/2032 (D)(E)	1,998	773
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	3,245	2,323
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	5,235	1,597
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (D)(E) (I)	3,394	1,508
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (D)(E) (I)	5,795	2,907
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,780	885
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(F)	23	7
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(E)(F)	3,297	2,918
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	9,028	1,479

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.967%, TSFR3M + 7.642%, 04/20/2030 (A)(F)	$3,450	$3,276
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	3,797	1,372
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(D)(E)(F)	2,334	1,754
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (D)(E)	12,027	7,339
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(E)(F)	13,119	6,166
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(D)(E)(F)	7,377	2,361
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(D)(E)(F)	9,389	2,441
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	9,217	4,516
TCW CLO, Ser 2024-1A, Cl ER3
11.789%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	1,731	1,726
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (D)(E) (I)	8,523	3,494
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	15,819	791
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	5,750	57
VOYA CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	8,134	5,572
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	9,667	8,072
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(E)(F)	8,521	7,676
Wind River
0.000%, 07/20/2033 (D)(E)	19,320	7,583
Wind River CLO, Ser 2025-3A, Cl ER
10.576%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	3,376	3,383

Total Asset-Backed Securities
(Cost $74,737) ($ Thousands)		164,924

LOAN PARTICIPATIONS — 8.0%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
10.606%, CME Term SOFR + 6.250%, 10/08/2030 (F)	302	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 04/20/2028 (F)	$794	$791
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
8.381%, CME Term SOFR + 4.250%, 08/18/2028 (F)	1,519	1,523
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.807%, CME Term SOFR + 4.250%, 05/17/2028 (F)(J)	1,472	1,189
Adient US LLC, Term B-2 Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 01/31/2031 (F)	326	326
Ahead DB Holdings, LLC, Term B-4 Loan, 1st Lien
7.296%, CME Term SOFR + 3.000%, 02/01/2031 (F)	449	449
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.318%, CME Term SOFR + 5.000%, 10/31/2027 (F)	1,409	1,217
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 01/30/2032 (F)	1,822	1,820
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan
10.000%, 06/30/2026 (D)	1,216	1,216
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.456%, CME Term SOFR + 4.000%, 11/24/2027 (F)	2,602	2,516
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.606%, CME Term SOFR + 4.250%, 09/19/2030 (F)	233	231
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.106%, CME Term SOFR + 2.750%, 02/15/2029 (F)	170	169
Avaya Inc., Initial Term Loan, 1st Lien
11.856%, CME Term SOFR + 7.500%, 08/01/2028 (C)(F)	7,822	6,551
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
7.356%, CME Term SOFR + 3.000%, 11/25/2031 (F)	379	379
Belron 7/25, 1st Lien
6.742%, 12/02/2031	178	179

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Byju'S Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 8.000%, 10/30/2028 (B)(F)	$2,985	$179
Byju'S Alpha, Inc., Tranche 1 New Money Term Loan
12.327%, 10/31/2028	27	26
Carestream Health, Inc., Term Loan, 1st Lien
11.896%, CME Term SOFR + 7.500%, 09/30/2027 (F)	2,565	1,248
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.842%, CME Term SOFR + 4.250%, 05/31/2030 (F)(J)	2,276	1,041
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.967%, 05/31/2030	1,408	637
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.052%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,743	1,759
Cineworld/Regal 6/25 Cov-Lite, First Amendment Term Loan
8.854%, 06/28/2030	249	248
Claire'S Boutiques 6/25 (12.01Mm) TL, 1st Lien
7.250%, 09/19/2030	582	198
Claire's Stores, Inc., Initial Term Loan, 1st Lien
10.731%, CME Term SOFR + 6.500%, 12/18/2026 (F)	2,000	—
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.471%, CME Term SOFR + 4.000%, 08/21/2028 (F)	74	74
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.896%, CME Term SOFR + 3.500%, 06/18/2029 (F)	1,855	1,779
Commscope, LLC, Initial Term Loan
9.066%, 07/31/2028	290	295
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.221%, CME Term SOFR + 3.750%, 05/17/2028 (F)	325	213
Cornerstone Building Brands, Inc., Tranche B Term Loan, 1st Lien
7.692%, CME Term SOFR + 3.250%, 04/12/2028 (F)	1,404	1,328
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
8.842%, CME Term SOFR + 4.500%, 01/18/2028 (F)(J)	1,068	1,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.221%, CME Term SOFR + 3.750%, 10/04/2028 (F)	$581	$567
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.000%, 08/02/2027 (F)	92	92
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
6.603%, CME Term SOFR + 2.250%, 01/18/2029 (F)	1,728	1,726
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
10.208%, CME Term SOFR + 5.750%, 06/30/2028 (F)(J)	1,038	1,041
East Valley Tourist Development Authority, Term Loan
11.930%, CME Term SOFR + 7.500%, 06/21/2024 (D)(F)	3,798	3,760
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.106%, CME Term SOFR + 5.000%, 11/22/2032 (F)	2,750	2,826
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 08/04/2031 (F)	321	320
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.356%, CME Term SOFR + 4.000%, 04/23/2031 (F)(J)	2,885	2,894
Envision Healthcare/Amsurg 6/25, 2025 Replacement Term Loan
10.816%, 10/15/2031	1,971	1,976
Epic Crude Services, LP, 2025 Refinancing Term Loan, 1st Lien
6.828%, CME Term SOFR + 2.500%, 10/15/2031 (F)	212	212
First Advantage 7/25 TLB, Term B-3 Loan 1st Lien
7.066%, 11/17/2031	341	342
First Student Bidco Inc, Initial Term B Loan
6.711%, 03/21/2031	811	811
First Student Bidco Inc, Initial Term C Loan
6.711%, 08/21/2030	127	127
Flexsys 5/25 First Out TL, First Out Term Loan
10.449%, 05/31/2030 (J)	1,272	1,081
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.710%, 08/01/2029 (J)	2,318	763

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.587%, CME Term SOFR + 3.000%, 11/16/2026 (F)	$1,406	$1,402
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.396%, CME Term SOFR + 4.000%, 10/01/2027 (F)	2,035	1,998
Gatesair, Initial Term Loan
13.911%, 06/30/2026 (C)(D)	1,808	1,808
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.079%, CME Term SOFR + 4.750%, 10/31/2028 (F)	711	711
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 08/04/2027 (F)	453	453
Hertz Corporation, The, Initial Term B Loan, 1st Lien
8.070%, CME Term SOFR + 3.500%, 06/30/2028 (F)	158	135
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.070%, CME Term SOFR + 3.500%, 06/30/2028 (F)	31	26
Hyperion Insurance/Howden 8/25 TLB, 2025-2 Dollar Refinancing Term Loan
7.066%, 06/06/2031	1,763	1,763
Icon Parent I Inc., Initial Term Loan, 1st Lien
7.205%, CME Term SOFR + 3.000%, 11/13/2031 (F)	309	309
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.205%, CME Term SOFR + 5.000%, 11/12/2032 (F)(J)	2,840	2,872
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
10.246%, CME Term SOFR + 5.775%, 05/01/2029 (F)(J)	305	256
J. C. Penney Company Inc., Loan
5.250%, CME Term SOFR + 4.250%, 06/21/2029 (B)(D)(F)	3,656	—
Kidde Global 7/25 Lsf12 Crown, 2025 Refinancing Term
7.856%, 06/25/2030	496	498
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.456%, CME Term SOFR + 5.000%, 10/30/2028 (F)	1,811	1,427
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 08/01/2027 (D)	654	654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Level 3 Financing, Inc., Term B-3 Refinancing Loan, 1st Lien
8.606%, CME Term SOFR + 4.250%, 03/27/2032 (F)	$2,855	$2,866
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.964%, CME Term SOFR + 6.500%, 11/22/2027 (F)	2,578	2,484
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.922%, CME Term SOFR + 6.500%, 12/31/2026 (C)(F)	8,977	7,743
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.821%, CME Term SOFR + 2.350%, 04/16/2029 (F)	1,901	1,889
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.702%, CME Term SOFR + 2.500%, 06/21/2028 (F)	427	428
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.318%, CME Term SOFR + 6.750%, 07/27/2028 (F)	2,554	2,089
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.568%, CME Term SOFR + 7.000%, 07/27/2028 (F)(J)	4,369	1,844
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.068%, CME Term SOFR + 1.500%, 07/27/2028 (F)	24	5
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 10/19/2027 (D)(F)(J)	326	317
Mavenir Jr Debt Fixed 1200 7/29/30, 1st Lien
12.000%, 06/16/2030	2,027	2,027
Medline Industries/Mozart 7/25 Cov-Lite, 2028 Refinancing Term Loan
6.316%, 10/31/2031	257	257
Medline Industries/Mozart 7/25 Incr Cov-Lite TL, 2030 Refinancing Term Loan
6.316%, 10/23/2028	718	718
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.606%, CME Term SOFR + 4.250%, 05/03/2028 (F)	645	598
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
7.106%, CME Term SOFR + 2.750%, 03/28/2031 (F)	198	199

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mln US Holdco LLC, Term B Loan 1st Lien
11.000%, PRIME + 3.500%, 02/16/2028 (B)(F)	$1,157	$6
Mountaineer Merger Corp, 1st Lien
12.466%, 10/26/2028	277	277
12.323%, 07/29/2030 (D)	262	262
Mountaineer Merger Corp, Initial Term Loan 1st Lien
11.471%, CME Term SOFR + 7.000%, 10/04/2028 (F)	2,801	1,401
Naked Juice LLC, Initial Second Out Term Loan
7.646%, 06/30/2028 (J)	4,683	3,334
Neon Maple/Nuvei Tech 7/25 Cov-Lite TLB, First Amendment Tranche B-1 Term Loan
7.066%, 10/16/2031	500	500
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
10.094%, CME Term SOFR + 5.500%, 08/19/2026 (F)	209	201
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.750%, 08/19/2026 (F)	2,873	2,770
New Fortress Energy Inc., Second Amendment Incremental Term Loan, 1st Lien
9.807%, CME Term SOFR + 5.500%, 10/30/2028 (F)	774	369
Obra Capital, Inc., Term Loan
11.701%, 10/26/2028 (D)	1,752	1,723
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
10.308%, CME Term SOFR + 6.000%, 02/01/2029 (F)	426	439
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.708%, CME Term SOFR + 4.250%, 02/01/2029 (F)	2,035	1,673
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.322%, CME Term SOFR + 3.000%, 07/31/2028 (F)	1,609	1,609
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.856%, CME Term SOFR + 2.500%, 11/15/2028 (F)	308	308
Park River Holdings, Inc., Initial Term Loan, 1st Lien
7.802%, CME Term SOFR + 3.250%, 12/28/2027 (F)	222	221
Pasadena Performance Products, LLC, Term B Loan
7.796%, 03/31/2028	1,202	1,199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
7.807%, CME Term SOFR + 3.250%, 03/03/2028 (F)	$770	$742
PetSmart LLC, Initial Term Loan, 1st Lien
8.206%, CME Term SOFR + 3.750%, 02/11/2028 (F)	59	59
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/20/2028 (F)	3,454	2,797
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
8.320%, CME Term SOFR + 3.750%, 06/02/2028 (F)(J)	1,229	1,166
Premier Brands Group Holdings LLC, Term B-1 Loan
12.841%, 12/17/2029 (C)(D)	1,346	1,346
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.158%, CME Term SOFR + 3.899%, 10/02/2028 (F)	3,615	1,782
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.546%, CME Term SOFR + 2.250%, 03/31/2028 (F)	368	368
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.606%, CME Term SOFR + 2.250%, 02/10/2032 (F)	524	523
QXO Building Products, Inc., Term B Loan, 1st Lien
7.296%, CME Term SOFR + 3.000%, 04/30/2032 (F)	57	58
Raven Acquisition Holdings, LLC, Delayed Term Loan
3.250%, 11/19/2031	17	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.606%, CME Term SOFR + 3.250%, 11/19/2031 (F)	244	244
RealPage, Inc., Initial Term Loan, 1st Lien
7.557%, CME Term SOFR + 3.000%, 04/24/2028 (F)	948	946
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.106%, CME Term SOFR + 3.750%, 11/28/2028 (F)	301	302
Route 66 Development Authority, 1st Lien
13.316%, 11/25/2031 (D)	1,994	1,974
Sanmina 7/25 TLB, 1st Lien
2.000%, 02/15/2031 (J)	321	320

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.197%, CME Term SOFR + 3.000%, 01/31/2029 (F)	$229	$229
Serta Simmons Bedding, LLC, Initial Term Loan
11.910%, CME Term SOFR + 7.500%, 06/28/2028 (F)	85	78
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
9.333%, CME Term SOFR + 5.000%, 10/01/2027 (F)	309	288
Sinclair Television 2/25 B6 TLB, *
7.870%, 02/27/2032	1,457	1,309
Spectrum Group Buyer, Inc., Initial Term Loan
10.808%, 02/15/2029 (J)	1,751	1,504
Spx Flow 7/25 Cov-Lite, 2025 Term Loan
7.066%, 10/23/2030	246	247
Star Parent, Inc., Term Loan, 1st Lien
8.296%, CME Term SOFR + 4.000%, 09/27/2030 (F)	173	172
Station Casinos LLC, Term B Facility, 1st Lien
6.356%, CME Term SOFR + 2.250%, 03/14/2031 (F)	974	973
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
9.106%, CME Term SOFR + 4.750%, 03/15/2030 (F)(J)	2,369	2,286
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.456%, CME Term SOFR + 2.000%, 04/30/2028 (F)(J)	454	443
Tibco Softwa/Citrix/Cloud Softw 8/25 Cov-Lite TLB, Tenth Amendment Tranche B-2 Term Loan
7.489%, 08/13/2032	1,045	1,047
Topgolf Callaway Brands Corp., Initial Term Loan
7.316%, 01/18/2028	165	162
Transdigm TL-M 8/13/2032, Tranche M Term Loan
6.853%, 08/21/2030 (J)	255	255
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
12.177%, CME Term SOFR + 7.625%, 09/29/2028 (F)	1,150	852
Traverse Midstream Partners LLC, Advance, 1st Lien
7.308%, CME Term SOFR + 3.000%, 02/16/2028 (F)	1,516	1,515
Turquoise Topco Limited 8/25 Cov-Lite TLB, 1st Lien
0.000%, 08/06/2032 (E)(J)	1,835	1,835

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.471%, CME Term SOFR + 5.000%, 06/20/2028 (F)	$418	$403
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.810%, CME Term SOFR + 2.500%, 02/10/2031 (F)	153	153
Universal Services 8/25 (USD) Cov-Lite, Amendment No. 7 Replacement U.S. Dollar Term Loan
7.690%, 08/06/2032 (J)	98	98
US Lbm 8/25 Incremental TL, Amendment No. 4 Refinancing Term Loan 1st Lien
9.360%, 04/05/2029 (J)	282	279
Varsity Brands, Inc., 2025 Replacement Term Loan, 1st Lien
7.580%, CME Term SOFR + 3.250%, 08/26/2031 (F)	3,413	3,424
Venator 1/24 First-Out, 1st Lien
6.318%, 08/19/2026	216	205
Venator 10/23, 1st Lien
6.318%, 10/02/2028	361	252
Venator 12/24 First Out TLB, 1st Lien
6.296%, 05/01/2029	220	209
Verifone Systems, Inc., 2025-1 Term Loan
10.070%, 10/08/2030	1,730	1,644
Victra Holdings, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 03/31/2029 (F)	2,890	2,895
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
8.041%, CME Term SOFR + 3.750%, 04/01/2031 (F)	351	353
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
7.546%, CME Term SOFR + 3.250%, 09/22/2028 (F)(J)	100	100
Warhorse Gaming, LLC, Closing Date Term Loan
13.457%, 10/01/2027 (D)	1,847	1,912
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.314%, CME Term SOFR + 4.750%, 06/27/2029 (F)	2,900	2,896
Wellful Inc., Tranche A Term Loan, 1st Lien
9.471%, CME Term SOFR + 5.000%, 04/19/2030 (F)(J)	1,922	1,908
Wellful Inc., Tranche B Term Loan, 1st Lien
11.471%, CME Term SOFR + 7.000%, 10/19/2030 (F)(J)	3,197	2,846

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 10/19/2029 (F)	$765	$765
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (F)	12,044	11,831
Xai Corp, Fixed Tl
12.500%, 05/15/2026 (J)	2,370	2,366
Xplore Inc., Initial Term Loan 1st Lien
5.930%, 06/18/2029	400	376
Xplore Inc., Second Out Term Loan 1st Lien
4.386%, 10/24/2029	1,334	921
Ziggo Financing Partnership, Term Loan I Facility
6.978%, LIBOR + 2.500%, 12/18/2026 (F)	1,300	1,256

Total Loan Participations
(Cost $178,338) ($ Thousands)		164,462

	Shares
COMMON STOCK — 1.3%
21st Century Oncology *(D)	22,017	333
Air Methods *(C)(D)	3,394	540
Aquity Holdings Inc *(D)	89,545	14
Arctic Canadian Diamond Co. *(D)	1,633	119
Audacy *(D)	11,563	130
Avaya Inc. *(C)(D)	205,996	1,528
Beasley Broadcast Group Inc. *(D)	4,344	17
Burgundy Diamond Mines *(C)	2,701,454	48
Carestream Health Holdings Inc *(D)	123,791	1,785
CHC Group LLC *	1,444	—
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	82
Cornerstone Chemical Co *(D)	269,066	5,167
Endo Inc *	22,316	526
Endo Trust *(D)	45,274	26
Envision Healthcare *(C)	258,960	4,337
Enviva Inc. *	236,520	3,903
ESC NMG Parent LLC *(D)	9,899	124
Frontier Communications Parent Inc *	8,108	301
Guitar Center *(C)(D)	24,502	2,002
Gulfport Energy Corp *	1,268	221
Gymboree Corp *(C)(D)	18,542	—
Gymboree Holding Corp *(C)(D)	52,848	—
iHeartMedia Inc, Cl A *	14,876	32
Incora Intermediate LLC *(D)	13,335	265
Incora Top Holdco LLC *(D)	368	9
Intelsat Emergene SA *	90,286	508
Lannett *(D)	142,313	1,481
Mallinckrodt PLC *(D)	7,431	721
Medical Card Systems *(D)	395,653	124
Monitronics International *(D)	9,156	91
MYT Holding LLC *(D)	461,765	115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neiman Marcus Group *(D)	1,051	$131
Nine West *(C)(D)	163,718	259
Rite Aid *(C)(D)	4,517	—
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	178
Spirit Airlines *	100,269	124
SSB Equipment Company *(D)	20,716	—
Venator Materials *	696	174
VICI Properties Inc, Cl A ‡	36,060	1,218
Xplore Inc *(D)	80,882	874

Total Common Stock
(Cost $34,690) ($ Thousands)		27,510
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.7%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$802	786
DISH Network
0.000%, 12/15/2025(H)	2,122	2,037
Finance of America Funding LLC
10.000%, 11/30/2029(A)	2,402	3,025
Jazz Investments I
3.125%, 09/15/2030(A)	1,625	1,884
JetBlue Airways
2.500%, 09/01/2029(A)	1,273	1,372
Liberty Interactive LLC
4.000%, 11/15/2029	378	34
3.750%, 02/15/2030	4,171	355
Lucid Group
1.250%, 12/15/2026(A)	1,405	1,291
Mavenir
0.000%, 12/31/2025(E)	1,223	3,769
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	889	35
0.000%, 01/23/2028(D)(E)	118	5
0.000%, 01/23/2028(D)(E)	47	2
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	451	–
Silver Airways LLC
16.000%, 12/31/2027(B)(D)	6,774	–
16.000%, 01/07/2028(B)(D)	892	–
16.000%, 01/07/2028(B)(D)	2,022	–
Tacora
13.000%, 09/19/2031(D)	94	94

Total Convertible Bonds
(Cost $26,640) ($ Thousands)		14,689

	Shares
PREFERRED STOCK — 0.5%
Claire's Stores Inc, 0.000% *(D)(E)(G)	1,797	—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Federal National Mortgage Association, 8.250% (F)(G)	17,675	$300
FHLMC, 4.855% (F)(G)	29,819	649
FNMA, 0.000% *(E)(F)(G)	43,993	1,070
Foresight, 0.000% *(D)(E)(G)	60,593	131
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	73
MYT Holding LLC, 10.000% (G)	516,164	614
Osaic Financial Services, 6.500% (G)	102,399	2,254
Syniverse, 0.000% *(D)(E)(G)	6,182,543	6,078

Total Preferred Stock
(Cost $11,794) ($ Thousands)		11,169
	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)(D)	29,827	2,702
Audacy
Strike Price $– *‡‡	20,176	18
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	5,960	186
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(D)	6,486	76
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	526	6
Mavenir
Strike Price $– *‡‡(C)(D)	1,198,040	–
Mavenir*‡‡	693	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Silver Airways
Strike Price $– *‡‡(D)	3	$–
Spirit Aviation Holdings, Expires 03/15/2030
Strike Price $11.50 *	12,081	14
Tacora
Strike Price $– *‡‡(D)	26,080	26

Total Warrants
(Cost $1,226) ($ Thousands)		3,028

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes
4.250%, 05/15/2035	$1,400	1,404
3.875%, 04/30/2030	1,390	1,402

Total U.S. Treasury Obligations
(Cost $2,752) ($ Thousands)		2,806

	Shares
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	68,520,745	68,521
Total Cash Equivalent
(Cost $68,521) ($ Thousands)		68,521
Total Investments in Securities — 99.9%
(Cost $2,026,203) ($ Thousands)		$2,043,496

A list of the open forward foreign currency contracts held by the Fund at August 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/18/25	USD	12	CAD	16	$—
Barclays PLC	09/18/25	AUD	115	USD	75	—
Barclays PLC	09/18/25	CAD	1,215	USD	892	6
						$6

Percentages are based on Net Assets of $2,045,104 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $1,491,097 ($ Thousands), representing 72.9% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2025 was $51,703 ($ Thousands) and represented 2.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

High Yield Bond Fund (Concluded)

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	No maturity date available.
(J)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$46,231	$268,135	$(245,845)	$—	$—	$68,521	$705	$—

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Endo Finance Holdings	$4,602	4/26/2024	$–	$–
Expand Energy	5,865	12/2/2024	–	5
Freedom Mortgage Holdings LLC	2,775	1/25/2024	2,876	2,900
GrubHub Holdings	5,270	6/7/2019	5,270	5,252
Monitronics International (Escrow Security)	10,706	9/6/2019	–	–
Mountain Province Diamonds, Inc.	2,609	12/16/2022	2,568	2,359
Northwest Acquisitions ULC	3,290	10/2/2019	2,312	–
Rite Aid	2,515	9/27/2024	1,654	98
Zayo Group Holdings	12,411	2/21/2020	11,280	11,883
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	7,822	4/27/2023	7,251	6,551
Gatesair, Initial Term Loan	1,808	8/9/2022	1,785	1,808
LifeScan Global Corporation, Initial Term Loan, 1st Lien	8,977	3/3/2022	7,741	7,743
Premier Brands Group Holdings LLC, Term B-1 Loan	1,346	4/1/2025	1,346	1,346
Common Stock
Air Methods	3,394	1/8/2024	76	540
Avaya Inc.	205,996	5/5/2023	3,051	1,528
Burgundy Diamond Mines	2,701,454	7/21/2023	450	48
Envision Healthcare	258,960	1/18/2024	2,201	4,337
Guitar Center	24,502	1/8/2021	3,105	2,002
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	5/20/2019	3,479	259
Rite Aid	4,517	9/27/2024	–	–
Convertible Bond
Rite Aid	451	9/27/2024	267	–
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	73
Warrants
Air Methods	21,323	1/8/2024	286	1,349
Air Methods	8,504	3/27/2024	198	1,354
Guitar Center Tranche I	5,960	1/8/2021	327	186
Guitar Center Tranche II	6,486	1/8/2021	233	76
Guitar Center Tranche III	526	1/8/2021	19	6
Mavenir	1,198,040	12/2/2024	–	–
			$59,039	$51,703

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 59.4%
Communication Services — 6.3%
Alphabet
5.300%, 05/15/2065	$626	$602
5.250%, 05/15/2055	795	774
AT&T
3.800%, 12/01/2057	3,665	2,522
3.650%, 06/01/2051	215	151
3.650%, 09/15/2059	1,626	1,076
3.550%, 09/15/2055	2,205	1,466
3.500%, 09/15/2053	1,696	1,135
Charter Communications Operating LLC
6.700%, 12/01/2055	155	153
5.850%, 12/01/2035	30	30
3.950%, 06/30/2062	442	275
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	15	15
6.484%, 10/23/2045	818	796
5.750%, 04/01/2048	1,081	963
5.500%, 04/01/2063	400	327
5.375%, 05/01/2047	1,054	896
5.250%, 04/01/2053	160	131
5.125%, 07/01/2049	400	325
4.800%, 03/01/2050	365	282
4.400%, 12/01/2061	120	82
3.900%, 06/01/2052	675	447
3.850%, 04/01/2061	745	455
3.700%, 04/01/2051	250	161
Comcast
4.049%, 11/01/2052	350	261
3.969%, 11/01/2047	893	683
3.450%, 02/01/2050	40	27
2.987%, 11/01/2063	1,538	855
2.937%, 11/01/2056	4,128	2,377
2.887%, 11/01/2051	364	218
COX Communications
4.500%, 06/30/2043 (A)	352	277
Electronic Arts
2.950%, 02/15/2051	328	204
Fox
5.576%, 01/25/2049	95	90
Meta Platforms
5.750%, 05/15/2063	90	90
5.600%, 05/15/2053	1,100	1,087
5.550%, 08/15/2064	1,355	1,311
5.400%, 08/15/2054	880	844
4.450%, 08/15/2052	465	388
Paramount Global
4.950%, 05/19/2050	80	63
4.375%, 03/15/2043	290	220
Time Warner Cable LLC
7.300%, 07/01/2038	215	234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 06/15/2039	$245	$254
6.550%, 05/01/2037	35	36
5.875%, 11/15/2040	260	249
5.500%, 09/01/2041	270	244
4.500%, 09/15/2042	506	401
T-Mobile USA
6.000%, 06/15/2054	80	80
5.875%, 11/15/2055	540	533
5.800%, 09/15/2062	120	117
5.750%, 01/15/2054	457	442
5.650%, 01/15/2053	391	374
5.500%, 01/15/2055	165	154
3.600%, 11/15/2060	595	389
3.400%, 10/15/2052	823	544
3.000%, 02/15/2041	1,475	1,078
Verizon Communications
3.550%, 03/22/2051	628	446
3.400%, 03/22/2041	2,625	2,034
2.987%, 10/30/2056	2,600	1,553
Vodafone Group PLC
5.875%, 06/28/2064	210	202
5.750%, 06/28/2054	505	482
5.625%, 02/10/2053	260	246
Walt Disney
3.600%, 01/13/2051	1,250	917
Warnermedia Holdings
5.141%, 03/15/2052	141	88
5.050%, 03/15/2042	60	40

		33,196

Consumer Discretionary — 2.3%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	250	208
Amazon.com
4.050%, 08/22/2047	801	660
3.950%, 04/13/2052	750	588
3.875%, 08/22/2037	295	268
3.100%, 05/12/2051	1,005	675
2.875%, 05/12/2041	342	257
2.700%, 06/03/2060	720	411
2.500%, 06/03/2050	540	321
Aptiv PLC
5.400%, 03/15/2049	433	377
AutoZone
6.550%, 11/01/2033	270	299
Ford Motor
4.750%, 01/15/2043	125	97
Ford Motor Credit LLC
6.500%, 02/07/2035	80	81
6.125%, 03/08/2034	55	54
General Motors
6.600%, 04/01/2036	205	218
6.250%, 10/02/2043	225	222

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
6.400%, 01/09/2033	$55	$58
6.100%, 01/07/2034	40	42
Home Depot
5.400%, 06/25/2064	95	91
5.300%, 06/25/2054	1,200	1,142
4.400%, 03/15/2045	230	198
4.250%, 04/01/2046	610	512
3.900%, 06/15/2047	427	335
3.625%, 04/15/2052	15	11
3.350%, 04/15/2050	290	201
3.125%, 12/15/2049	215	144
2.375%, 03/15/2051	50	28
Lowe's
5.800%, 09/15/2062	715	688
4.250%, 04/01/2052	1,010	782
3.000%, 10/15/2050	975	604
Massachusetts Institute of Technology
5.618%, 06/01/2055	290	296
McDonald's
5.450%, 08/14/2053	55	53
McDonald's MTN
4.450%, 03/01/2047	1,010	853
3.625%, 09/01/2049	600	436
Starbucks
4.450%, 08/15/2049	525	428
3.350%, 03/12/2050	310	207
Stellantis Finance US
6.450%, 03/18/2035 (A)	150	151
University of Southern California
3.028%, 10/01/2039	225	185
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	275	280

		12,461

Consumer Staples — 3.4%
Altria Group
3.875%, 09/16/2046	115	85
3.700%, 02/04/2051	290	201
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,993	2,732
4.700%, 02/01/2036	1,470	1,435
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	60	76
5.550%, 01/23/2049	931	915
4.439%, 10/06/2048	732	617
BAT Capital
7.079%, 08/02/2043	120	133
5.650%, 03/16/2052	335	310
4.540%, 08/15/2047	659	534
4.390%, 08/15/2037	880	795

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	$380	$312
4.400%, 07/15/2044 (A)	630	495
City of Hope
4.378%, 08/15/2048	650	521
Coca-Cola
5.400%, 05/13/2064	325	313
5.200%, 01/14/2055	615	582
CSL Finance PLC
4.750%, 04/27/2052 (A)	410	350
Dollar Tree
3.375%, 12/01/2051	165	106
J M Smucker
6.500%, 11/15/2043	50	53
JBS USA Holding Lux SARL
7.250%, 11/15/2053	395	439
6.500%, 12/01/2052	1,370	1,398
4.375%, 02/02/2052	655	499
Kenvue
5.100%, 03/22/2043	50	48
5.050%, 03/22/2053	325	297
Keurig Dr Pepper
4.500%, 04/15/2052	175	138
Kraft Heinz Foods
5.200%, 07/15/2045	5	5
Kroger
5.650%, 09/15/2064	100	94
4.450%, 02/01/2047	665	550
3.875%, 10/15/2046	200	152
Mars
5.700%, 05/01/2055 (A)	585	570
5.650%, 05/01/2045 (A)	165	163
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	139
PepsiCo
5.250%, 07/17/2054	500	478
3.375%, 07/29/2049	100	71
Philip Morris International
4.500%, 03/20/2042	250	221
3.875%, 08/21/2042	530	429
Reynolds American
5.850%, 08/15/2045	250	241
Stanford Health Care
3.795%, 11/15/2048	221	169
3.027%, 08/15/2051	380	245
Takeda Pharmaceutical
3.175%, 07/09/2050	157	102
Takeda US Financing
5.900%, 07/07/2055	934	929
Target
2.950%, 01/15/2052	65	41

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
2.500%, 09/22/2041	$120	$85

		18,068

Energy — 5.6%
Aker BP
5.800%, 10/01/2054 (A)	150	134
BP Capital Markets America
3.379%, 02/08/2061	295	189
2.772%, 11/10/2050	525	316
Canadian Natural Resources MTN
4.950%, 06/01/2047	285	246
Columbia Pipeline Group
5.800%, 06/01/2045	20	20
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	615	636
ConocoPhillips
5.650%, 01/15/2065	195	184
5.500%, 01/15/2055	780	735
4.300%, 11/15/2044	210	177
4.025%, 03/15/2062	1,118	801
Devon Energy
5.750%, 09/15/2054	490	439
Diamondback Energy
5.900%, 04/18/2064	175	162
5.750%, 04/18/2054	827	766
4.250%, 03/15/2052	150	113
Eastern Energy Gas Holdings LLC
5.650%, 10/15/2054	170	162
Enbridge
6.700%, 11/15/2053	400	431
3.400%, 08/01/2051	331	219
Energy Transfer LP
6.200%, 04/01/2055	630	611
6.125%, 12/15/2045	973	957
5.950%, 10/01/2043	390	379
5.950%, 05/15/2054	70	66
5.400%, 10/01/2047	890	793
5.350%, 05/15/2045	245	219
5.300%, 04/15/2047	100	88
5.150%, 02/01/2043	95	84
5.150%, 03/15/2045	100	88
5.000%, 05/15/2050	550	456
Eni SpA
5.950%, 05/15/2054 (A)	225	218
Enterprise Products Operating LLC
6.125%, 10/15/2039	200	213
5.700%, 02/15/2042	815	820
5.550%, 02/16/2055	95	91
4.950%, 10/15/2054	440	381
4.900%, 05/15/2046	275	246
4.850%, 03/15/2044	790	714
3.700%, 01/31/2051	65	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 02/15/2052	$245	$159
EOG Resources
5.950%, 07/15/2055	110	111
5.650%, 12/01/2054	339	328
Equinor
3.625%, 04/06/2040	705	596
Exxon Mobil
4.227%, 03/19/2040	40	36
3.452%, 04/15/2051	2,658	1,874
3.095%, 08/16/2049	105	70
Hess
5.800%, 04/01/2047	60	61
5.600%, 02/15/2041	230	233
Kinder Morgan
5.200%, 03/01/2048	630	560
5.050%, 02/15/2046	175	153
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	576	602
5.500%, 03/01/2044	105	99
5.000%, 08/15/2042	300	269
Kinder Morgan Energy Partners LP MTN
6.950%, 01/15/2038	285	317
Marathon Petroleum
6.500%, 03/01/2041	215	226
4.750%, 09/15/2044	30	25
MPLX
6.200%, 09/15/2055	495	481
MPLX LP
5.950%, 04/01/2055	90	85
5.500%, 02/15/2049	385	347
4.950%, 03/14/2052	50	41
4.700%, 04/15/2048	40	32
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	63
Occidental Petroleum
7.950%, 06/15/2039	15	17
6.600%, 03/15/2046	15	15
6.050%, 10/01/2054	380	355
4.400%, 04/15/2046	85	64
4.300%, 08/15/2039	336	273
0.000%, 10/10/2036 (B)	973	560
ONEOK
6.625%, 09/01/2053	385	395
6.250%, 10/15/2055	1,168	1,141
5.700%, 11/01/2054	568	518
Phillips 66
4.900%, 10/01/2046	359	309
4.875%, 11/15/2044	410	358
4.650%, 11/15/2034	130	126
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	170	144
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	110	111

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabal Trail Transmission LLC
4.682%, 05/01/2038 (A)	$200	$183
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	200	206
Shell Finance US
4.375%, 05/11/2045	1,125	958
4.000%, 05/10/2046	115	92
3.750%, 09/12/2046	295	227
3.250%, 04/06/2050	5	3
Shell International Finance BV
6.375%, 12/15/2038	597	666
3.750%, 09/12/2046	120	92
3.000%, 11/26/2051	450	288
Suncor Energy
6.800%, 05/15/2038	134	145
TotalEnergies Capital
5.638%, 04/05/2064	875	839
5.488%, 04/05/2054	280	266
5.425%, 09/10/2064	180	167
TotalEnergies Capital International
3.127%, 05/29/2050	855	562
TransCanada PipeLines
7.250%, 08/15/2038	430	489
5.850%, 03/15/2036	350	363
5.600%, 03/31/2034	100	102
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	306	258
4.450%, 08/01/2042	340	289
Williams
5.750%, 06/24/2044	9	9
3.500%, 10/15/2051	200	135

		29,693

Financials — 10.1%
Allstate
4.500%, 06/15/2043	50	43
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (C)	430	449
Aon
3.900%, 02/28/2052	769	565
Apollo Global Management
5.800%, 05/21/2054	395	389
Arthur J Gallagher
6.750%, 02/15/2054	185	202
5.750%, 03/02/2053	350	338
5.750%, 07/15/2054	115	111
5.550%, 02/15/2055	531	500
Athene Holding
6.875%, H15T5Y + 2.582%, 06/28/2055 (C)	115	116
6.625%, H15T5Y + 2.607%, 10/15/2054 (C)	325	326

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Australia & New Zealand Banking Group
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(C)	$555	$572
Bank of America
6.110%, 01/29/2037	560	595
6.000%, 10/15/2036	795	846
5.511%, SOFRRATE + 1.310%, 01/24/2036 (C)	505	520
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	480	496
5.464%, SOFRRATE + 1.640%, 05/09/2036 (C)	1,300	1,335
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	1,225	944
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	880	692
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	1,407	1,014
Barclays
5.860%, SOFRRATE + 1.830%, 08/11/2046 (C)	309	307
Beacon Funding Trust
6.266%, 08/15/2054 (A)	155	154
Berkshire Hathaway Finance
3.850%, 03/15/2052	992	753
BlackRock Funding
5.350%, 01/08/2055	510	492
5.250%, 03/14/2054	520	494
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	231	239
BPCE
6.915%, SOFRRATE + 2.610%, 01/14/2046 (A)(C)	15	16
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(C)	445	461
Brookfield Finance
5.968%, 03/04/2054	255	256
5.813%, 03/03/2055	140	137
5.330%, 01/15/2036	145	144
Brown & Brown
6.250%, 06/23/2055	466	476
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	356	347
Chubb INA Holdings LLC
6.700%, 05/15/2036	387	439
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	275	290
6.020%, SOFRRATE + 1.830%, 01/24/2036 (C)	615	636
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	370	380

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.612%, SOFRRATE + 1.746%, 03/04/2056 (C)	$441	$430
5.333%, SOFRRATE + 1.465%, 03/27/2036 (C)	170	172
5.316%, SOFRRATE + 4.548%, 03/26/2041 (C)	370	361
4.750%, 05/18/2046	581	506
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	448	368
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	590	511
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	250	178
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	200	194
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	184
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	200	166
Global Atlantic Finance
6.750%, 03/15/2054 (A)	330	337
Global Payments
5.950%, 08/15/2052	100	95
Goldman Sachs Group
6.750%, 10/01/2037	550	611
6.250%, 02/01/2041	878	942
5.734%, SOFRRATE + 1.696%, 01/28/2056 (C)	30	30
5.561%, SOFRRATE + 1.580%, 11/19/2045 (C)	1,275	1,260
5.016%, SOFRRATE + 1.420%, 10/23/2035 (C)	435	432
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	305	278
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	2,230	1,962
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	175	132
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	305	258
HSBC Holdings PLC
6.800%, 06/01/2038	236	259
6.500%, 09/15/2037	600	647
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)	140	144
Intercontinental Exchange
4.950%, 06/15/2052	168	151
JPMorgan Chase
5.600%, 07/15/2041	866	888

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.576%, SOFRRATE + 1.635%, 07/23/2036 (C)	$305	$311
5.572%, SOFRRATE + 1.680%, 04/22/2036 (C)	105	109
5.534%, SOFRRATE + 1.550%, 11/29/2045 (C)	857	861
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	185	190
4.946%, SOFRRATE + 1.340%, 10/22/2035 (C)	1,550	1,541
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	100	83
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	680	546
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	756	595
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	235	208
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	400	267
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	350	270
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	493	474
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/2036 (C)	1,070	1,072
Markel Group
6.000%, 05/16/2054	385	382
Marsh & McLennan
5.700%, 09/15/2053	488	484
5.450%, 03/15/2053	190	181
5.450%, 03/15/2054	20	19
5.400%, 03/15/2055	145	138
4.900%, 03/15/2049	95	85
4.350%, 01/30/2047	95	79
4.200%, 03/01/2048	245	200
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	253	164
3.375%, 04/15/2050 (A)	377	255
MetLife
5.875%, 02/06/2041	30	31
5.250%, 01/15/2054	711	668
5.000%, 07/15/2052	20	18
4.875%, 11/13/2043	160	147
4.721%, 12/15/2044	906	808
4.125%, 08/13/2042	5	4
Moody's
4.875%, 12/17/2048	515	457
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (C)	335	349
5.587%, SOFRRATE + 1.418%, 01/18/2036 (C)	15	15

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.516%, SOFRRATE + 1.710%, 11/19/2055 (C)	$1,076	$1,049
3.217%, SOFRRATE + 1.485%, 04/22/2042 (C)	341	260
Morgan Stanley MTN
6.375%, 07/24/2042	390	429
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	1,210	1,277
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	752	664
New York Life Global Funding
5.350%, 01/23/2035 (A)	435	450
New York Life Insurance
6.750%, 11/15/2039 (A)	380	429
4.450%, 05/15/2069 (A)	325	248
3.750%, 05/15/2050 (A)	526	385
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	399	416
3.625%, 09/30/2059 (A)	724	485
PayPal Holdings
3.250%, 06/01/2050	125	85
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	150	156
5.575%, SOFRRATE + 1.394%, 01/29/2036 (C)	105	109
Progressive
3.700%, 03/15/2052	125	93
Prudential Financial
3.905%, 12/07/2047	30	23
Prudential Financial MTN
5.700%, 12/14/2036	272	287
Raymond James Financial
3.750%, 04/01/2051	225	165
S&P Global
3.250%, 12/01/2049	320	222
Sumitomo Mitsui Financial Group
5.796%, SOFRRATE + 1.780%, 07/08/2046 (C)	300	298
Swiss RE Subordinated Finance
6.191%, TSFR3M + 2.125%, 04/01/2046 (A)(C)	200	202
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	238
Travelers
5.700%, 07/24/2055	100	100
5.450%, 05/25/2053	255	248
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	165	173
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	360	375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	$135	$134
Visa
4.300%, 12/14/2045	130	112
Wells Fargo
5.850%, 02/01/2037	1,790	1,875
5.605%, SOFRRATE + 1.740%, 04/23/2036 (C)	295	306
5.499%, SOFRRATE + 1.780%, 01/23/2035 (C)	120	124
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	110	84
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	1,889	1,707
4.900%, 11/17/2045	210	186
4.650%, 11/04/2044	455	394
4.611%, SOFRRATE + 2.130%, 04/25/2053 (C)	790	670
Willis North America
3.875%, 09/15/2049	160	118
XL Group
5.250%, 12/15/2043	287	274

		53,431

Health Care — 8.9%
Abbott Laboratories
4.900%, 11/30/2046	75	70
AbbVie
5.600%, 03/15/2055	295	292
5.500%, 03/15/2064	530	509
5.400%, 03/15/2054	970	931
5.350%, 03/15/2044	120	117
4.850%, 06/15/2044	200	184
4.700%, 05/14/2045	714	640
4.550%, 03/15/2035	570	558
4.450%, 05/14/2046	40	34
4.400%, 11/06/2042	1,584	1,392
4.250%, 11/21/2049	290	236
4.050%, 11/21/2039	355	313
Alcon Finance
3.800%, 09/23/2049 (A)	295	220
Amgen
5.750%, 03/02/2063	715	687
5.650%, 03/02/2053	1,375	1,330
5.600%, 03/02/2043	290	286
4.400%, 05/01/2045	1,494	1,264
4.400%, 02/22/2062	125	96
4.200%, 02/22/2052	471	367
AstraZeneca PLC
6.450%, 09/15/2037	555	627

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baxter International
3.132%, 12/01/2051	$315	$193
BayCare Health System
3.831%, 11/15/2050	270	204
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	50	37
4.625%, 06/25/2038 (A)	100	89
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	498	527
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	322
Becton Dickinson
3.794%, 05/20/2050	200	148
Biogen
6.450%, 05/15/2055	340	346
Bristol-Myers Squibb
6.400%, 11/15/2063	195	209
5.550%, 02/22/2054	886	854
4.250%, 10/26/2049	633	507
3.700%, 03/15/2052	395	285
Children's Hospital Medical Center
2.820%, 11/15/2050	450	270
Cigna Group
5.600%, 02/15/2054	595	563
4.800%, 07/15/2046	283	246
3.875%, 10/15/2047	720	540
CVS Health
6.750%, H15T5Y + 2.516%, 12/10/2054 (C)	160	162
6.000%, 06/01/2044	190	188
5.875%, 06/01/2053	210	199
5.125%, 07/20/2045	335	295
5.050%, 03/25/2048	3,080	2,640
4.780%, 03/25/2038	439	404
4.125%, 04/01/2040	94	79
Danaher
2.800%, 12/10/2051	325	202
Elevance Health
5.850%, 11/01/2064	35	34
5.700%, 02/15/2055	480	457
5.650%, 06/15/2054	548	519
4.650%, 01/15/2043	15	13
4.375%, 12/01/2047	1,108	896
3.700%, 09/15/2049	390	278
3.600%, 03/15/2051	125	87
Eli Lilly
5.650%, 10/15/2065	400	397
5.550%, 10/15/2055	390	387
5.500%, 02/12/2055	1,115	1,100
5.200%, 08/14/2064	95	88
5.100%, 02/09/2064	863	786
5.050%, 08/14/2054	145	134
5.000%, 02/09/2054	345	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 02/27/2063	$330	$293
4.875%, 02/27/2053	438	395
3.950%, 03/15/2049	110	87
GE HealthCare Technologies
6.377%, 11/22/2052	100	107
Gilead Sciences
5.650%, 12/01/2041	320	327
5.600%, 11/15/2064	165	161
5.500%, 11/15/2054	1,265	1,230
4.500%, 02/01/2045	465	406
2.600%, 10/01/2040	330	238
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	161
HCA
6.200%, 03/01/2055	540	536
6.100%, 04/01/2064	40	39
5.950%, 09/15/2054	227	217
5.500%, 06/15/2047	30	28
4.625%, 03/15/2052	815	647
3.500%, 07/15/2051	352	231
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	380	362
3.200%, 06/01/2050 (A)	562	353
Humana
5.750%, 04/15/2054	470	437
4.950%, 10/01/2044	245	213
Johnson & Johnson
5.250%, 06/01/2054	100	99
3.400%, 01/15/2038	505	437
Kaiser Foundation Hospitals
3.266%, 11/01/2049	330	227
3.002%, 06/01/2051	395	253
2.810%, 06/01/2041	285	205
Mass General Brigham
3.192%, 07/01/2049	125	85
Memorial Health Services
3.447%, 11/01/2049	185	129
Merck
5.000%, 05/17/2053	625	566
4.900%, 05/17/2044	415	386
2.900%, 12/10/2061	635	364
2.750%, 12/10/2051	125	76
2.450%, 06/24/2050	150	87
Mylan
5.400%, 11/29/2043	60	51
5.200%, 04/15/2048	15	12
Northwell Healthcare
4.260%, 11/01/2047	175	140
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	1,090	1,015
5.110%, 05/19/2043	670	635

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	$525	$389
Revvity
3.625%, 03/15/2051	200	136
Roche Holdings
5.218%, 03/08/2054 (A)	555	530
Solventum
6.000%, 05/15/2064	145	145
5.900%, 04/30/2054	845	846
Stryker
4.100%, 04/01/2043	290	241
Takeda Pharmaceutical
5.650%, 07/05/2054	395	382
Thermo Fisher Scientific
2.800%, 10/15/2041	425	307
UnitedHealth Group
6.875%, 02/15/2038	235	267
5.950%, 02/15/2041	90	93
5.950%, 06/15/2055	350	350
5.875%, 02/15/2053	850	840
5.750%, 07/15/2064	563	539
5.625%, 07/15/2054	1,640	1,561
5.500%, 07/15/2044	510	495
5.500%, 04/15/2064	215	198
5.375%, 04/15/2054	675	623
4.950%, 05/15/2062	95	80
4.750%, 05/15/2052	470	395
4.250%, 04/15/2047	325	262
4.200%, 01/15/2047	350	281
3.700%, 08/15/2049	365	263
3.250%, 05/15/2051	645	421
3.050%, 05/15/2041	270	199
2.900%, 05/15/2050	120	74
Utah Acquisition Sub
5.250%, 06/15/2046	175	143
Viatris
4.000%, 06/22/2050	330	218
3.850%, 06/22/2040	300	224
Wyeth LLC
5.950%, 04/01/2037	436	465

		47,356

Industrials — 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	1,235	994
BAE Systems Holdings
4.750%, 10/07/2044 (A)	373	337
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	154
3.000%, 09/15/2050 (A)	275	179

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
7.008%, 05/01/2064	$595	$659
6.858%, 05/01/2054	510	559
5.930%, 05/01/2060	430	413
5.805%, 05/01/2050	1,185	1,140
5.705%, 05/01/2040	1,870	1,876
3.750%, 02/01/2050	1,233	878
Booz Allen Hamilton
5.950%, 04/15/2035	350	360
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	480	529
6.150%, 05/01/2037	330	363
5.500%, 03/15/2055	1,092	1,061
5.200%, 04/15/2054	40	37
4.450%, 01/15/2053	146	121
4.400%, 03/15/2042	1,040	916
3.300%, 09/15/2051	790	541
3.050%, 02/15/2051	65	42
2.875%, 06/15/2052	105	65
Canadian National Railway
6.200%, 06/01/2036	156	173
3.650%, 02/03/2048	355	269
Canadian Pacific Railway
6.125%, 09/15/2115	240	242
4.200%, 11/15/2069	298	223
3.000%, 12/02/2041	280	204
CRH America Finance
5.875%, 01/09/2055	456	462
CSX
4.900%, 03/15/2055	778	689
4.750%, 05/30/2042	425	387
4.750%, 11/15/2048	187	165
4.500%, 11/15/2052	430	359
Cummins
5.450%, 02/20/2054	229	222
Deere
5.700%, 01/19/2055	150	153
3.750%, 04/15/2050	431	331
Emerson Electric
2.800%, 12/21/2051	473	296
Ferguson Enterprises
5.000%, 10/03/2034	386	382
General Dynamics
4.250%, 04/01/2040	155	140
4.250%, 04/01/2050	30	25
General Electric MTN
4.953%, TSFR3M + 0.742%, 08/15/2036 (C)	450	423
Honeywell International
5.250%, 03/01/2054	647	602
L3Harris Technologies
5.500%, 08/15/2054	465	448

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lockheed Martin
5.700%, 11/15/2054	$350	$349
5.200%, 02/15/2055	930	864
4.700%, 05/15/2046	691	617
4.090%, 09/15/2052	50	39
4.070%, 12/15/2042	130	109
Norfolk Southern
5.950%, 03/15/2064	65	66
5.100%, 08/01/2118	284	238
4.837%, 10/01/2041	285	265
4.800%, 08/15/2043	408	362
3.942%, 11/01/2047	100	78
3.700%, 03/15/2053	265	191
Northrop Grumman
5.200%, 06/01/2054	660	607
5.150%, 05/01/2040	460	451
4.950%, 03/15/2053	261	232
4.750%, 06/01/2043	250	226
4.030%, 10/15/2047	490	389
3.850%, 04/15/2045	430	339
Owens Corning
5.950%, 06/15/2054	120	120
Parker-Hannifin MTN
4.450%, 11/21/2044	195	168
Quanta Services
3.050%, 10/01/2041	309	222
RTX
6.400%, 03/15/2054	606	656
4.500%, 06/01/2042	930	820
4.350%, 04/15/2047	630	523
3.125%, 07/01/2050	60	39
3.030%, 03/15/2052	620	393
2.820%, 09/01/2051	335	204
Siemens Funding BV
5.900%, 05/28/2065 (A)	360	373
5.800%, 05/28/2055 (A)	200	206
Snap-on
3.100%, 05/01/2050	361	241
TTX
4.600%, 02/01/2049 (A)	250	214
Uber Technologies
5.350%, 09/15/2054	550	516
Union Pacific
5.600%, 12/01/2054	230	227
3.875%, 02/01/2055	145	107
3.839%, 03/20/2060	1,483	1,059
3.799%, 04/06/2071	1,242	840
3.500%, 02/14/2053	125	87
3.375%, 02/14/2042	60	46
3.250%, 02/05/2050	260	177
Union Pacific MTN
3.550%, 08/15/2039	65	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	$124	$120
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	574	590
United Parcel Service
6.050%, 05/14/2065	200	202
5.950%, 05/14/2055	255	258
5.500%, 05/22/2054	465	446
5.050%, 03/03/2053	235	211
3.625%, 10/01/2042	220	172
Verisk Analytics
3.625%, 05/15/2050	310	221
Waste Management
5.350%, 10/15/2054	670	642
3.900%, 03/01/2035	115	106
2.950%, 06/01/2041	360	266
WW Grainger
4.600%, 06/15/2045	165	146

		33,513

Information Technology — 4.6%
Amphenol
5.375%, 11/15/2054	231	224
Analog Devices
2.950%, 10/01/2051	245	157
2.800%, 10/01/2041	230	167
Apple
4.650%, 02/23/2046	579	529
4.375%, 05/13/2045	490	433
3.850%, 05/04/2043	30	25
3.750%, 09/12/2047	150	118
3.450%, 02/09/2045	485	376
2.800%, 02/08/2061	625	366
2.700%, 08/05/2051	1,820	1,124
2.650%, 05/11/2050	255	158
2.375%, 02/08/2041	275	192
AppLovin
5.950%, 12/01/2054	510	496
Broadcom
5.200%, 07/15/2035	965	974
3.750%, 02/15/2051 (A)	245	183
3.500%, 02/15/2041 (A)	385	305
3.137%, 11/15/2035 (A)	715	605
Cisco Systems
5.900%, 02/15/2039	296	318
5.300%, 02/26/2054	1,130	1,087
Corning
5.450%, 11/15/2079	165	150
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	246	260
6.200%, 01/25/2037 (A)	560	589

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.100%, 01/25/2036 (A)	$255	$267
Intel
5.700%, 02/10/2053	155	143
5.625%, 02/10/2043	45	43
5.600%, 02/21/2054	120	109
4.900%, 08/05/2052	345	280
4.750%, 03/25/2050	150	120
4.600%, 03/25/2040	110	97
3.734%, 12/08/2047	683	475
3.250%, 11/15/2049	555	347
3.050%, 08/12/2051	315	186
International Business Machines
5.700%, 02/10/2055	850	835
Intuit
5.500%, 09/15/2053	135	133
KLA
5.000%, 03/15/2049	302	276
3.300%, 03/01/2050	95	66
Lam Research
2.875%, 06/15/2050	187	119
Microsoft
4.500%, 06/15/2047	95	85
2.921%, 03/17/2052	3,093	2,024
2.675%, 06/01/2060	145	84
NVIDIA
3.500%, 04/01/2050	515	383
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	330	244
Oracle
6.900%, 11/09/2052	120	130
6.125%, 08/03/2065	440	427
6.000%, 08/03/2055	775	757
5.550%, 02/06/2053	80	73
5.500%, 09/27/2064	285	253
5.375%, 09/27/2054	280	250
4.375%, 05/15/2055	1,110	845
4.125%, 05/15/2045	330	259
4.000%, 07/15/2046	1,275	972
4.000%, 11/15/2047	1,442	1,090
3.950%, 03/25/2051	1,420	1,025
3.800%, 11/15/2037	685	584
3.650%, 03/25/2041	740	579
3.600%, 04/01/2050	255	174
Salesforce
2.900%, 07/15/2051	390	248
2.700%, 07/15/2041	20	14
Synopsys
5.700%, 04/01/2055	662	650
Texas Instruments
5.150%, 02/08/2054	330	310
5.050%, 05/18/2063	587	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 03/14/2053	$200	$183

		24,502

Materials — 1.2%
Amcor Flexibles North America
5.500%, 03/17/2035	275	281
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	560	555
4.750%, 03/16/2052 (A)	181	151
3.950%, 09/10/2050 (A)	430	322
Berry Global
5.650%, 01/15/2034	325	338
BHP Billiton Finance USA
5.500%, 09/08/2053	130	128
5.250%, 09/08/2033	60	62
5.000%, 09/30/2043	335	318
Dow Chemical
3.600%, 11/15/2050	330	218
DuPont de Nemours
5.319%, 11/15/2038	408	426
FMC
6.375%, 05/18/2053	170	163
4.500%, 10/01/2049	215	160
Glencore Finance Canada
6.000%, 11/15/2041 (A)	311	314
5.550%, 10/25/2042 (A)	215	206
Glencore Funding LLC
6.141%, 04/01/2055 (A)	665	670
5.893%, 04/04/2054 (A)	90	88
3.875%, 04/27/2051 (A)	10	7
International Flavors & Fragrances
5.000%, 09/26/2048	699	601
3.468%, 12/01/2050 (A)	5	3
3.268%, 11/15/2040 (A)	190	142
Martin Marietta Materials
5.500%, 12/01/2054	343	329
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	200	197
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	45	45
5.750%, 03/14/2055	289	289
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034	400	411
Vulcan Materials
5.700%, 12/01/2054	224	221

		6,645

Real Estate — 0.9%
Alexandria Real Estate Equities
5.625%, 05/15/2054	35	33
5.150%, 04/15/2053	70	61
4.850%, 04/15/2049	155	131
3.550%, 03/15/2052	465	314

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Assets Trust
6.150%, 10/01/2034	$290	$291
American Homes 4 Rent LP
4.300%, 04/15/2052	230	177
3.375%, 07/15/2051	425	279
American Tower
3.100%, 06/15/2050	300	195
Crown Castle
5.200%, 02/15/2049	90	80
2.900%, 04/01/2041	134	96
Equinix
2.950%, 09/15/2051	280	172
Kilroy Realty
5.875%, 10/15/2035	135	135
Kilroy Realty LP
6.250%, 01/15/2036	135	138
2.650%, 11/15/2033	25	20
Kimco Realty
4.250%, 04/01/2045	55	45
NNN REIT
4.800%, 10/15/2048	85	73
3.000%, 04/15/2052	195	120
Prologis LP
5.250%, 03/15/2054	150	140
Realty Income
5.375%, 09/01/2054	150	142
Regency Centers LP
4.650%, 03/15/2049	295	251
4.400%, 02/01/2047	125	104
Simon Property Group LP
6.750%, 02/01/2040	434	493
5.850%, 03/08/2053	577	576
4.250%, 11/30/2046	30	25
3.800%, 07/15/2050	45	34
3.250%, 09/13/2049	350	237
VICI Properties LP
5.625%, 05/15/2052	320	292

		4,654

Utilities — 9.8%
AEP Transmission LLC
3.800%, 06/15/2049	200	149
3.650%, 04/01/2050	150	110
Alabama Power
4.300%, 07/15/2048	560	465
3.700%, 12/01/2047	486	367
Ameren Illinois
5.625%, 03/01/2055	332	331
American Electric Power
3.250%, 03/01/2050	293	191
American Water Capital
5.700%, 09/01/2055	160	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Appalachian Power
4.450%, 06/01/2045	$650	$532
Arizona Public Service
3.350%, 05/15/2050	370	252
Baltimore Gas and Electric
4.550%, 06/01/2052	625	527
2.900%, 06/15/2050	250	157
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,931	2,082
4.450%, 01/15/2049	200	165
4.250%, 10/15/2050	380	300
Boston Gas
6.119%, 07/20/2053 (A)	145	144
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	77
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	80	58
Cleco Power
6.000%, 12/01/2040	210	216
CMS Energy
4.875%, 03/01/2044	637	563
Commonwealth Edison
5.950%, 06/01/2055	350	360
4.350%, 11/15/2045	865	726
3.850%, 03/15/2052	385	286
3.700%, 03/01/2045	600	465
3.200%, 11/15/2049	250	167
Consolidated Edison of New York
6.300%, 08/15/2037	585	641
6.150%, 11/15/2052	190	199
5.900%, 11/15/2053	20	20
5.700%, 05/15/2054	365	361
5.500%, 03/15/2055	850	816
4.450%, 03/15/2044	335	289
3.700%, 11/15/2059	800	553
Constellation Energy Generation LLC
6.250%, 10/01/2039	150	161
5.600%, 06/15/2042	275	270
Consumers Energy
3.100%, 08/15/2050	125	83
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (C)	350	349
5.250%, 08/01/2033	315	319
4.900%, 08/01/2041	945	850
3.300%, 04/15/2041	535	400
DTE Electric
4.050%, 05/15/2048	355	286
Duke Energy
5.000%, 08/15/2052	293	256
Duke Energy Carolinas LLC
6.000%, 01/15/2038	284	305
5.400%, 01/15/2054	270	260

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 01/15/2053	$280	$266
5.300%, 02/15/2040	820	821
4.250%, 12/15/2041	500	431
Duke Energy Florida LLC
6.400%, 06/15/2038	210	233
6.350%, 09/15/2037	250	274
6.200%, 11/15/2053	125	132
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	133
6.350%, 08/15/2038	125	137
4.900%, 07/15/2043	355	322
Duke Energy Ohio
5.550%, 03/15/2054	235	228
Duke Energy Progress LLC
5.550%, 03/15/2055	420	409
4.375%, 03/30/2044	815	688
4.100%, 05/15/2042	405	340
Electricite de France
6.375%, 01/13/2055 (A)	195	196
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	500	521
Entergy Arkansas LLC
5.750%, 06/01/2054	335	334
Entergy Louisiana LLC
5.800%, 03/15/2055	420	418
5.700%, 03/15/2054	120	117
4.200%, 04/01/2050	395	312
Entergy Mississippi LLC
5.850%, 06/01/2054	230	228
Entergy Texas
5.000%, 09/15/2052	105	93
3.550%, 09/30/2049	245	173
Essential Utilities
5.300%, 05/01/2052	70	63
4.276%, 05/01/2049	395	308
Exelon
4.950%, 06/15/2035	230	224
Florida Power & Light
5.960%, 04/01/2039	215	229
5.800%, 03/15/2065	290	294
5.700%, 03/15/2055	1,530	1,532
5.690%, 03/01/2040	181	188
5.600%, 06/15/2054	252	249
5.400%, 09/01/2035	1,215	1,254
Idaho Power
5.700%, 03/15/2055	205	203
Indiana Michigan Power
5.625%, 04/01/2053	125	121
Interstate Power and Light
5.450%, 09/30/2054	75	71
3.100%, 11/30/2051	430	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jersey Central Power & Light
6.400%, 05/15/2036	$925	$1,004
Kentucky Utilities
5.850%, 08/15/2055	415	412
KeySpan Gas East
5.819%, 04/01/2041 (A)	500	486
Louisville Gas and Electric
5.850%, 08/15/2055	70	69
Massachusetts Electric
5.900%, 11/15/2039 (A)	85	88
MidAmerican Energy
5.300%, 02/01/2055	534	503
4.800%, 09/15/2043	325	295
4.250%, 07/15/2049	350	283
MidAmerican Energy MTN
5.800%, 10/15/2036	210	225
Narragansett Electric
4.170%, 12/10/2042 (A)	920	749
Nevada Power
6.000%, 03/15/2054	175	177
Niagara Mohawk Power
5.996%, 07/03/2055 (A)	260	258
3.025%, 06/27/2050 (A)	300	187
NiSource
5.850%, 04/01/2055	435	428
5.650%, 02/01/2045	100	97
Northern States Power
5.650%, 05/15/2055	387	384
5.350%, 11/01/2039	650	665
5.100%, 05/15/2053	170	156
4.500%, 06/01/2052	80	67
3.400%, 08/15/2042	260	199
NSTAR Electric
4.550%, 06/01/2052	638	528
4.400%, 03/01/2044	205	175
Oglethorpe Power
5.250%, 09/01/2050	606	544
5.050%, 10/01/2048	430	382
4.500%, 04/01/2047	210	172
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (A)	270	270
5.350%, 10/01/2052	200	187
5.300%, 06/01/2042	185	179
5.250%, 09/30/2040	745	734
4.950%, 09/15/2052	215	191
2.700%, 11/15/2051	160	95
Pacific Gas and Electric
6.750%, 01/15/2053	1,558	1,608
6.150%, 03/01/2055	45	43
5.900%, 10/01/2054	165	154
5.250%, 03/01/2052	330	281
4.950%, 07/01/2050	425	352
4.500%, 07/01/2040	330	282

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 06/01/2041	$140	$111
3.500%, 08/01/2050	105	69
3.300%, 08/01/2040	105	78
PacifiCorp
6.000%, 01/15/2039	342	353
5.800%, 01/15/2055	16	15
5.500%, 05/15/2054	301	275
PECO Energy
5.250%, 09/15/2054	195	183
4.375%, 08/15/2052	105	86
Piedmont Natural Gas
4.650%, 08/01/2043	330	291
Potomac Electric Power
5.500%, 03/15/2054	215	207
PPL Electric Utilities
5.550%, 08/15/2055	115	112
4.150%, 06/15/2048	195	158
4.125%, 06/15/2044	765	641
Public Service Electric and Gas
5.500%, 03/01/2055	156	152
5.300%, 08/01/2054	610	580
Public Service Electric and Gas MTN
3.650%, 09/01/2042	335	263
Public Service of Colorado
6.250%, 09/01/2037	325	350
5.850%, 05/15/2055	190	187
4.500%, 06/01/2052	100	81
4.100%, 06/15/2048	330	255
4.050%, 09/15/2049	63	48
Public Service of New Hampshire
5.150%, 01/15/2053	150	138
Puget Sound Energy
5.685%, 06/15/2054	90	89
2.893%, 09/15/2051	190	115
San Diego Gas & Electric
3.320%, 04/15/2050	45	30
Sempra
6.000%, 10/15/2039	500	511
3.800%, 02/01/2038	375	316
Southern California Edison
6.200%, 09/15/2055	265	263
5.900%, 03/01/2055	245	234
5.750%, 04/15/2054	20	19
5.450%, 06/01/2052	40	36
4.125%, 03/01/2048	195	147
4.000%, 04/01/2047	85	63
3.900%, 03/15/2043	565	433
Southern California Gas
6.000%, 06/15/2055	40	40
5.750%, 06/01/2053	380	372
5.600%, 04/01/2054	100	97
3.750%, 09/15/2042	330	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern Gas Capital
4.400%, 06/01/2043	$645	$544
4.400%, 05/30/2047	100	81
Southwestern Electric Power
6.200%, 03/15/2040	480	499
3.250%, 11/01/2051	420	271
Southwestern Public Service
4.400%, 11/15/2048	690	550
Tampa Electric
3.450%, 03/15/2051	50	35
Tucson Electric Power
3.250%, 05/01/2051	310	201
Union Electric
5.125%, 03/15/2055	325	296
Virginia Electric and Power
5.650%, 03/15/2055	370	362
5.450%, 04/01/2053	260	246
5.350%, 01/15/2054	424	395
4.450%, 02/15/2044	500	426
Wisconsin Public Service
3.300%, 09/01/2049	175	119
2.850%, 12/01/2051	250	153
Xcel Energy
4.800%, 09/15/2041	50	45

		51,868

Total Corporate Obligations
(Cost $336,626) ($ Thousands)		315,387

U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury Bill
4.237%, 10/07/2025 (D)	5,000	4,980
4.218%, 10/14/2025 (D)	2,000	1,990
U.S. Treasury Bonds
5.000%, 05/15/2045	130	132
4.959%, 11/15/2042 (D)	2,225	930
4.875%, 08/15/2045	13,330	13,345
4.750%, 11/15/2053	3,335	3,242
4.750%, 05/15/2055	5,745	5,589
4.750%, 08/15/2055	19,557	19,031
4.629%, 11/15/2047 (D)	2,860	931
4.625%, 05/15/2044	6,925	6,736
4.625%, 11/15/2044	9,847	9,552
4.625%, 05/15/2054	880	838
4.625%, 02/15/2055	9,679	9,225
4.555%, 05/15/2050 (D)	6,235	1,814
4.500%, 02/15/2044	4,551	4,362
4.250%, 02/15/2054	3,964	3,547
4.250%, 08/15/2054	719	643
4.000%, 11/15/2052	490	420
3.750%, 08/15/2041	810	722

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.750%, 11/15/2043	$955	$827
3.680%, 08/15/2043 (D)	9,912	4,072
3.625%, 08/15/2043	1,077	919
3.625%, 02/15/2044	1,491	1,265
3.625%, 05/15/2053	4,759	3,805
3.598%, 08/15/2045 (D)	3,925	1,441
3.375%, 11/15/2048	10,000	7,803
3.125%, 11/15/2041	1,295	1,056
3.125%, 02/15/2043	1,555	1,240
3.125%, 08/15/2044	2,225	1,739
3.000%, 08/15/2048	9,345	6,820
3.000%, 08/15/2052	1,596	1,129
2.875%, 05/15/2052	675	465
2.750%, 08/15/2042	820	623
2.750%, 11/15/2042	705	533
2.750%, 11/15/2047	575	404
2.500%, 02/15/2045	10,480	7,302
2.375%, 11/15/2049	705	446
2.375%, 05/15/2051	1,475	916
2.250%, 08/15/2046	9,995	6,476
2.250%, 02/15/2052	3,330	1,991
2.000%, 11/15/2041	11,240	7,707
2.000%, 02/15/2050	15,170	8,757
2.000%, 08/15/2051	2,940	1,659
1.875%, 11/15/2051	1,550	844
1.750%, 08/15/2041	3,740	2,477
1.375%, 11/15/2040	450	287
1.375%, 08/15/2050	4,035	1,949
1.125%, 08/15/2040	670	412
U.S. Treasury Notes
4.250%, 11/15/2034	108	109
4.250%, 05/15/2035	1,733	1,739
4.250%, 08/15/2035	22,347	22,392

Total U.S. Treasury Obligations
(Cost $194,901) ($ Thousands)		187,633

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 2.0%
California — 1.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$600	$622
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,374
7.350%, 11/01/2039	730	850
California State, GO
5.875%, 10/01/2041	510	529
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	86
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	230	247
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	790	493
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	321
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	643
University of California, Ser AD, RB
4.858%, 05/15/2112	335	278

		5,443

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	266	283

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	545	562

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	226

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	205

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	72

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.3%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	$220	$202
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser F-1
5.000%, 02/01/2051	455	456
New York City Transitional Finance Authority, Sub-Ser A-
5.000%, 05/01/2054	390	392
New York City Transitional Finance Authority, Sub-Ser C-S
5.000%, 05/01/2050	140	141
New York State Thruway Authority
5.000%, 03/15/2055	105	106
5.000%, 03/15/2056	335	337
5.000%, 03/15/2059	175	175

		1,809

Texas — 0.4%
Bastrop Independent School District, PSF-GTD
5.000%, 02/15/2053	130	131
Denton Independent School District, PSF-GTD
5.000%, 08/15/2053	285	287
DeSoto Independent School District, PSF-GTD
5.000%, 08/15/2050	250	251
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	537
Northwest Independent School District, PSF-GTD
5.000%, 02/15/2055	135	136
Prosper Independent School District, PSF-GTD
4.750%, 02/15/2055	230	224
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	277

		1,843

Total Municipal Bonds
(Cost $11,310) ($ Thousands)		10,443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.1%

Chile Government International Bond
5.330%, 01/05/2054	$265	$249
4.340%, 03/07/2042	235	203
3.860%, 06/21/2047	30	23
3.100%, 01/22/2061	30	18
Israel Government International Bond
3.875%, 07/03/2050	135	95
3.375%, 01/15/2050	490	320
Mexico Government International Bond
7.375%, 05/13/2055	747	783
6.400%, 05/07/2054	383	355
6.338%, 05/04/2053	1,727	1,595
5.750%, 10/12/2110	174	141
5.000%, 04/27/2051	760	596
4.400%, 02/12/2052	790	559
4.280%, 08/14/2041	179	140
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	90	64
Philippine Government International Bond
5.900%, 02/04/2050	605	629
Republic of Poland Government International Bond
5.500%, 04/04/2053	105	99
5.500%, 03/18/2054	200	187

Total Sovereign Debt
(Cost $6,506) ($ Thousands)		6,056

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	2,018
Tennessee Valley Authority
5.250%, 09/15/2039	285	298
5.250%, 02/01/2055	432	418

Total U.S. Government Agency Obligations
(Cost $2,875) ($ Thousands)		2,734

MORTGAGE-BACKED SECURITIES — 0.2%
Agency Mortgage-Backed Obligations — 0.2%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	27	28
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.237%, 07/25/2037(C)	8	1
GNMA ARM
5.625%, H15T1Y + 1.500%, 06/20/2032(C)	14	14
GNMA CMO, Ser 2010-4, Cl NS, IO
1.916%, 01/16/2040(C)	28	3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	$1,206	$931

		977
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.297%, TSFR1M + 0.974%, 09/25/2034(C)	7	6
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	5	4
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.919%, 12/25/2034(C)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
5.097%, TSFR1M + 0.774%, 01/25/2045(C)	15	16

		36
Total Mortgage-Backed Securities
(Cost $81) ($ Thousands)		1,013

	Shares
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	17,982,301	17,982
Total Cash Equivalent
(Cost $17,982) ($ Thousands)		17,982
Total Investments in Securities — 102.0%
(Cost $570,281) ($ Thousands)		$541,248

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	83	Dec-2025	$17,278	$17,309	$31
U.S. 5-Year Treasury Note	112	Dec-2025	12,205	12,261	56
U.S. Long Treasury Bond	147	Dec-2025	16,748	16,795	47
U.S. Ultra Long Treasury Bond	18	Dec-2025	2,104	2,098	(6)
Ultra 10-Year U.S. Treasury Note	11	Dec-2025	1,254	1,258	4
			49,589	49,721	132
Short Contracts
U.S. 5-Year Treasury Note	(19)	Dec-2025	$(2,076)	$(2,081)	$(5)
U.S. Ultra Long Treasury Bond	(43)	Dec-2025	(5,023)	(5,012)	11
Ultra 10-Year U.S. Treasury Note	(54)	Dec-2025	(6,163)	(6,178)	(15)
			(13,262)	(13,271)	(9)
			$36,327	$36,450	$123

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Fund (Concluded)

Percentages are based on Net Assets of $530,765 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $22,319 ($ Thousands), representing 4.2% of the Net Assets of the Fund.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$11,325	$93,163	$(86,506)	$—	$—	$17,982	$155	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 85.9%
Communication Services — 5.3%
Alphabet
5.300%, 05/15/2065	$4,187	$4,027
5.250%, 05/15/2055	5,405	5,265
2.050%, 08/15/2050	2,229	1,217
1.900%, 08/15/2040	880	588
America Movil
6.125%, 03/30/2040	110	116
AT&T
4.300%, 12/15/2042	500	423
3.550%, 09/15/2055	860	572
3.500%, 06/01/2041	560	438
3.500%, 09/15/2053	2,857	1,913
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	540	534
6.484%, 10/23/2045	2,620	2,548
5.250%, 04/01/2053	2,400	1,962
4.800%, 03/01/2050	1,525	1,180
Comcast
4.600%, 08/15/2045	1,150	986
4.049%, 11/01/2052	5,368	3,999
4.000%, 03/01/2048	3,165	2,422
3.969%, 11/01/2047	7,295	5,580
3.400%, 07/15/2046	3,685	2,608
2.987%, 11/01/2063	34,104	18,969
2.937%, 11/01/2056	44,695	25,733
2.887%, 11/01/2051	18,369	10,998
2.800%, 01/15/2051	360	213
Meta Platforms
5.750%, 05/15/2063	1,685	1,679
5.600%, 05/15/2053	5,060	5,002
5.550%, 08/15/2064	11,145	10,784
5.400%, 08/15/2054	10,491	10,064
4.450%, 08/15/2052	8,394	6,994
NBCUniversal Media LLC
4.450%, 01/15/2043	1,207	1,032
Paramount Global
6.875%, 04/30/2036	680	721
5.900%, 10/15/2040	355	333
4.375%, 03/15/2043	1,930	1,467
Time Warner Cable LLC
7.300%, 07/01/2038	2,221	2,419
6.750%, 06/15/2039	945	978
5.875%, 11/15/2040	1,741	1,663
5.500%, 09/01/2041	544	492
4.500%, 09/15/2042	1,440	1,142
T-Mobile USA
5.500%, 01/15/2055	2,361	2,205
3.300%, 02/15/2051	500	328
3.000%, 02/15/2041	560	409

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TWDC Enterprises 18
4.125%, 12/01/2041	$1,535	$1,320
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,542
Verizon Communications
3.875%, 03/01/2052	2,984	2,210
3.400%, 03/22/2041	1,695	1,313
Walt Disney
3.600%, 01/13/2051	6,176	4,533
3.500%, 05/13/2040	7,510	6,201
2.750%, 09/01/2049	21,911	13,667
Warnermedia Holdings
5.141%, 03/15/2052	239	149
5.050%, 03/15/2042	1,575	1,061

		171,999

Consumer Discretionary — 3.6%
7-Eleven
2.500%, 02/10/2041 (A)	1,155	774
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	613
Amazon.com
4.050%, 08/22/2047	3,656	3,015
3.950%, 04/13/2052	6,511	5,102
3.250%, 05/12/2061	13,336	8,592
3.100%, 05/12/2051	7,229	4,852
2.875%, 05/12/2041	2,110	1,583
2.700%, 06/03/2060	6,575	3,758
2.500%, 06/03/2050	13,503	8,038
Aptiv Swiss Holdings
3.100%, 12/01/2051	1,065	640
Emory University
2.969%, 09/01/2050	1,660	1,068
Ford Foundation
2.815%, 06/01/2070	930	517
Ford Motor
4.750%, 01/15/2043	495	383
Ford Motor Credit LLC
6.500%, 02/07/2035	2,500	2,520
Georgetown University
4.315%, 04/01/2049	1,780	1,447
Home Depot
5.950%, 04/01/2041	1,520	1,607
5.400%, 06/25/2064	220	209
5.300%, 06/25/2054	8,955	8,519
4.950%, 09/15/2052	1,350	1,219
4.500%, 12/06/2048	3,795	3,250
4.400%, 03/15/2045	5,945	5,112
4.250%, 04/01/2046	4,622	3,882
4.200%, 04/01/2043	1,900	1,622
3.900%, 06/15/2047	15,568	12,224
3.350%, 04/15/2050	5,275	3,664
3.300%, 04/15/2040	2,240	1,799

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 12/15/2049	$2,900	$1,946
2.750%, 09/15/2051	3,435	2,084
2.375%, 03/15/2051	6,949	3,907
Johns Hopkins University
4.083%, 07/01/2053	1,500	1,187
Lowe's
4.250%, 04/01/2052	800	620
3.700%, 04/15/2046	2,116	1,571
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,675	1,709
3.067%, 04/01/2052	2,540	1,687
NIKE
3.625%, 05/01/2043	1,325	1,044
3.250%, 03/27/2040	3,380	2,689
Northwestern University
3.688%, 12/01/2038	1,040	923
Pomona College
2.888%, 01/01/2051	1,240	754
President & Fellows of Harvard College
3.745%, 11/15/2052	395	298
Rockefeller Foundation
2.492%, 10/01/2050	4,265	2,522
Starbucks
3.350%, 03/12/2050	1,155	771
Trustees of Boston College
3.042%, 07/01/2057	680	410
University of Chicago
2.761%, 04/01/2045	2,520	1,969
University of Southern California
3.841%, 10/01/2047	1,340	1,051
3.028%, 10/01/2039	2,300	1,893
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	830	845

		115,889

Consumer Staples — 5.2%
Altria Group
10.200%, 02/06/2039	1,136	1,598
9.950%, 11/10/2038	500	682
4.500%, 05/02/2043	100	83
4.250%, 08/09/2042	575	471
3.875%, 09/16/2046	60	45
3.400%, 02/04/2041	1,863	1,397
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	48,997	44,726
4.700%, 02/01/2036	17,465	17,045
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,240	1,581
8.000%, 11/15/2039	3,821	4,849
5.550%, 01/23/2049	6,810	6,692
BAT Capital
4.390%, 08/15/2037	1,350	1,219

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.734%, 09/25/2040	$335	$268
Church & Dwight
5.000%, 06/15/2052	1,227	1,102
Coca-Cola
5.400%, 05/13/2064	2,720	2,620
5.200%, 01/14/2055	3,310	3,130
2.500%, 03/15/2051	2,085	1,234
Constellation Brands
3.750%, 05/01/2050	430	308
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,345	1,376
4.750%, 04/27/2052 (A)	3,519	3,008
4.625%, 04/27/2042 (A)	320	286
Dollar Tree
3.375%, 12/01/2051	1,105	710
Hormel Foods
3.050%, 06/03/2051	1,305	840
JBS USA Holding Lux SARL
7.250%, 11/15/2053	2,655	2,947
6.500%, 12/01/2052	1,500	1,531
6.375%, 02/25/2055 (A)	1,045	1,050
4.375%, 02/02/2052	1,930	1,471
Kenvue
5.100%, 03/22/2043	605	580
5.050%, 03/22/2053	1,700	1,553
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,310
3.900%, 05/04/2047	1,670	1,320
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,287
Mars
5.700%, 05/01/2055 (A)	6,820	6,651
5.650%, 05/01/2045 (A)	7,675	7,566
3.950%, 04/01/2049 (A)	2,940	2,296
Nestle Capital
5.100%, 03/12/2054 (A)	1,000	940
Nestle Holdings
3.900%, 09/24/2038 (A)	1,640	1,469
PepsiCo
5.250%, 07/17/2054	930	889
4.650%, 02/15/2053	3,404	2,955
3.450%, 10/06/2046	6,055	4,517
3.375%, 07/29/2049	605	429
Philip Morris International
4.875%, 11/15/2043	3,640	3,319
4.500%, 03/20/2042	5,750	5,084
4.125%, 03/04/2043	586	491
3.875%, 08/21/2042	985	797
Reynolds American
8.125%, 05/01/2040	2,390	2,810
Target
5.250%, 02/15/2036	5,800	5,906
2.950%, 01/15/2052	5,795	3,630

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
4.500%, 09/09/2052	$2,010	$1,742
4.500%, 04/15/2053	4,319	3,754
2.650%, 09/22/2051	4,940	3,039
2.500%, 09/22/2041	3,756	2,647

		169,250

Energy — 6.1%
BG Energy Capital PLC
5.125%, 10/15/2041 (A)	1,600	1,510
BP Capital Markets America
4.812%, 02/13/2033	4,695	4,710
3.379%, 02/08/2061	13,591	8,682
3.001%, 03/17/2052	15	9
3.000%, 02/24/2050	1,512	962
2.939%, 06/04/2051	3,820	2,367
2.772%, 11/10/2050	4,552	2,742
Cenovus Energy
6.750%, 11/15/2039	420	455
Chevron USA
2.343%, 08/12/2050	1,685	961
ConocoPhillips
5.700%, 09/15/2063	905	861
5.650%, 01/15/2065	5,330	5,033
5.550%, 03/15/2054	825	783
5.500%, 01/15/2055	1,515	1,427
5.300%, 05/15/2053	390	357
4.300%, 11/15/2044	3,800	3,204
4.025%, 03/15/2062	14,384	10,304
3.800%, 03/15/2052	2,160	1,561
Diamondback Energy
5.750%, 04/18/2054	1,516	1,405
4.250%, 03/15/2052	2,275	1,707
Eastern Energy Gas Holdings LLC
6.200%, 01/15/2055	787	805
5.650%, 10/15/2054	1,739	1,660
Enbridge
6.700%, 11/15/2053	1,175	1,266
Energy Transfer LP
6.050%, 06/01/2041	2,745	2,741
5.400%, 10/01/2047	822	732
5.150%, 03/15/2045	3,790	3,333
5.000%, 05/15/2050	255	212
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,205
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,369
6.125%, 10/15/2039	1,335	1,422
5.950%, 02/01/2041	166	172
5.550%, 02/16/2055	13,637	13,015
5.200%, 01/15/2036	1,160	1,171
4.900%, 05/15/2046	6,860	6,132
4.850%, 08/15/2042	4,200	3,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.850%, 03/15/2044	$1,425	$1,287
3.700%, 01/31/2051	370	265
3.300%, 02/15/2053	310	203
3.200%, 02/15/2052	170	110
EOG Resources
5.950%, 07/15/2055	700	706
5.650%, 12/01/2054	660	638
4.950%, 04/15/2050	1,600	1,408
Equinor
5.100%, 08/17/2040	2,335	2,321
4.800%, 11/08/2043	899	830
3.700%, 04/06/2050	3,785	2,863
3.625%, 04/06/2040	2,715	2,296
3.250%, 11/18/2049	1,059	736
Exxon Mobil
4.327%, 03/19/2050	7,323	6,064
4.227%, 03/19/2040	3,600	3,239
4.114%, 03/01/2046	1,025	844
3.452%, 04/15/2051	15,377	10,842
3.095%, 08/16/2049	810	540
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	1,100	1,136
Hess
6.000%, 01/15/2040	3,620	3,876
5.600%, 02/15/2041	4,010	4,068
Marathon Petroleum
5.000%, 09/15/2054	300	244
MPLX
6.200%, 09/15/2055	340	330
MPLX LP
4.500%, 04/15/2038	490	437
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,196
Occidental Petroleum
6.450%, 09/15/2036	2,050	2,121
4.300%, 08/15/2039	462	375
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	5,870	6,040
Saudi Arabian Oil MTN
5.875%, 07/17/2064 (A)	1,060	1,008
5.750%, 07/17/2054 (A)	2,915	2,784
Shell Finance US
4.550%, 08/12/2043	1,870	1,650
4.375%, 05/11/2045	10,775	9,175
4.000%, 05/10/2046	2,275	1,814
3.750%, 09/12/2046	8,249	6,352
3.250%, 04/06/2050	165	113
Shell International Finance BV
6.375%, 12/15/2038	4,551	5,073
3.625%, 08/21/2042	1,165	918
3.000%, 11/26/2051	5,887	3,774
Suncor Energy
5.950%, 12/01/2034	713	743

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	$2,020	$2,377
TotalEnergies Capital
5.638%, 04/05/2064	3,800	3,645
5.425%, 09/10/2064	1,290	1,194
TotalEnergies Capital International
3.127%, 05/29/2050	13,650	8,969
2.986%, 06/29/2041	1,375	1,020
TransCanada PipeLines
5.600%, 03/31/2034	835	855
Williams
5.400%, 03/04/2044	1,000	943

		197,517

Financials — 19.2%
AIA Group MTN
5.400%, 09/30/2054 (A)	760	727
4.875%, 03/11/2044 (A)	3,372	3,168
Alleghany
4.900%, 09/15/2044	1,380	1,258
Allstate
4.500%, 06/15/2043	528	458
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (B)	975	1,019
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,575	1,157
Apollo Global Management
5.800%, 05/21/2054	3,495	3,438
Arthur J Gallagher
5.550%, 02/15/2055	2,190	2,063
Australia & New Zealand Banking Group
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(B)	2,130	2,195
Bank of America
7.750%, 05/14/2038	450	541
6.000%, 10/15/2036	4,770	5,073
5.511%, SOFRRATE + 1.310%, 01/24/2036 (B)	1,550	1,597
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	4,420	4,567
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	21,509	16,579
2.972%, SOFRRATE + 1.560%, 07/21/2052 (B)	925	594
Bank of America MTN
5.875%, 02/07/2042	1,935	2,021
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	1,000	917
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	10,485	8,246
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,770	5,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	$39,488	$28,461
Bank of New York Mellon
5.316%, SOFRRATE + 1.350%, 06/06/2036 (B)	640	656
Barclays PLC
5.860%, SOFRRATE + 1.830%, 08/11/2046 (B)	495	492
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,180	1,079
4.300%, 05/15/2043	1,530	1,346
4.200%, 08/15/2048	1,575	1,305
3.850%, 03/15/2052	6,205	4,712
2.850%, 10/15/2050	5,086	3,225
BlackRock Funding
5.350%, 01/08/2055	5,675	5,474
5.250%, 03/14/2054	4,980	4,731
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,002	4,135
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(B)	2,705	2,804
Brookfield Finance
5.968%, 03/04/2054	7,965	7,978
5.813%, 03/03/2055	4,209	4,127
5.330%, 01/15/2036	900	894
Brookfield Finance LLC
3.450%, 04/15/2050	565	384
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,252	1,220
Chubb INA Holdings LLC
6.700%, 05/15/2036	3,710	4,213
4.900%, 08/15/2035	5,195	5,166
4.350%, 11/03/2045	3,020	2,601
3.050%, 12/15/2061	3,090	1,867
Cincinnati Financial
6.125%, 11/01/2034	1,853	1,980
Citibank
5.570%, 04/30/2034	2,480	2,597
Citigroup
8.125%, 07/15/2039	5,525	6,977
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	7,637	7,453
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	4,315	4,213
4.650%, 07/30/2045	1,134	993
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	5,425	4,460
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,143
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	3,660	2,602

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup Capital III
7.625%, 12/01/2036	$890	$989
CME Group
4.150%, 06/15/2048	1,634	1,359
Commonwealth Bank of Australia
5.929%, H15T1Y + 1.320%, 03/14/2046 (A)(B)	1,996	2,021
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	802
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,802
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	844
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(B)	310	257
Global Payments
5.950%, 08/15/2052	290	276
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,306
Goldman Sachs Group
6.250%, 02/01/2041	4,014	4,308
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	6,030	6,011
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	8,785	8,684
5.150%, 05/22/2045	460	421
5.016%, SOFRRATE + 1.420%, 10/23/2035 (B)	4,100	4,074
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	15,805	14,391
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	8,755	7,701
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,480	1,132
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	4,153	3,125
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	4,300	3,089
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,238	3,813
HSBC Bank USA
7.000%, 01/15/2039	8,692	10,172
HSBC Holdings PLC
6.500%, 09/15/2037	2,690	2,899
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	1,545	1,657
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	865	890
Intercontinental Exchange
4.250%, 09/21/2048	3,100	2,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JAB Holdings BV
4.500%, 04/08/2052 (A)	$1,270	$954
JPMorgan Chase
6.400%, 05/15/2038	894	998
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	1,860	1,964
5.600%, 07/15/2041	2,670	2,738
5.576%, SOFRRATE + 1.635%, 07/23/2036 (B)	3,167	3,230
5.572%, SOFRRATE + 1.680%, 04/22/2036 (B)	3,475	3,613
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	7,865	7,899
5.500%, 10/15/2040	2,790	2,852
5.400%, 01/06/2042	2,829	2,827
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	8,880	9,121
4.946%, SOFRRATE + 1.340%, 10/22/2035 (B)	3,245	3,227
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,340	1,076
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,090	7,239
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	4,975	3,914
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	20,310	17,959
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	10,048	6,952
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	4,435	3,365
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	185	124
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	435	335
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	7,330	5,219
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,033
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,872	1,728
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,192
Marsh & McLennan
6.250%, 11/01/2052	3,130	3,326
5.700%, 09/15/2053	1,890	1,874
5.450%, 03/15/2053	1,030	985
5.450%, 03/15/2054	80	76
5.400%, 03/15/2055	1,272	1,207
4.900%, 03/15/2049	2,757	2,457
4.350%, 01/30/2047	1,330	1,107
4.200%, 03/01/2048	3,890	3,171
2.900%, 12/15/2051	1,175	725

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	$2,690	$2,206
3.729%, 10/15/2070 (A)	2,275	1,480
Mastercard
3.950%, 02/26/2048	1,265	1,010
3.850%, 03/26/2050	6,271	4,857
MetLife
5.875%, 02/06/2041	500	520
5.700%, 06/15/2035	1,674	1,774
5.250%, 01/15/2054	1,100	1,033
5.000%, 07/15/2052	4,945	4,457
4.875%, 11/13/2043	3,080	2,819
4.721%, 12/15/2044	3,505	3,127
4.125%, 08/13/2042	2,455	2,060
4.050%, 03/01/2045	1,300	1,059
Moody's
4.875%, 12/17/2048	2,216	1,964
3.250%, 05/20/2050	420	277
2.750%, 08/19/2041	250	176
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	2,685	2,795
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	9,310	9,079
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,487
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	5,550	4,228
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	7,035	7,424
4.375%, 01/22/2047	130	111
4.300%, 01/27/2045	7,575	6,475
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,590	7,579
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	800	493
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,441
4.350%, 04/30/2050 (A)	2,615	2,012
New York Life Global Funding
5.350%, 01/23/2035 (A)	3,240	3,348
New York Life Insurance
6.750%, 11/15/2039 (A)	3,605	4,065
5.875%, 05/15/2033 (A)	1,170	1,231
3.750%, 05/15/2050 (A)	2,460	1,802
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	2,989	3,117
3.625%, 09/30/2059 (A)	5,902	3,957
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	388	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific LifeCorp
3.350%, 09/15/2050 (A)	$547	$367
PayPal Holdings
5.100%, 04/01/2035	1,130	1,143
3.250%, 06/01/2050	3,850	2,616
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	100	104
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	605	625
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	3,365	3,438
Pricoa Global Funding I
5.350%, 05/28/2035 (A)	1,640	1,681
Progressive
3.700%, 03/15/2052	4,590	3,401
Prudential Financial MTN
5.700%, 12/14/2036	2,613	2,755
3.700%, 03/13/2051	1,305	952
Raymond James Financial
4.950%, 07/15/2046	1,164	1,051
3.750%, 04/01/2051	2,669	1,952
S&P Global
3.900%, 03/01/2062	550	407
3.250%, 12/01/2049	3,016	2,093
Sumitomo Mitsui Financial Group
5.796%, SOFRRATE + 1.780%, 07/08/2046 (B)	1,860	1,846
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	4,955	4,454
4.270%, 05/15/2047 (A)	2,793	2,251
3.300%, 05/15/2050 (A)	3,775	2,512
Travelers
5.700%, 07/24/2055	545	546
5.450%, 05/25/2053	3,600	3,498
4.600%, 08/01/2043	3,850	3,409
4.100%, 03/04/2049	3,853	3,087
4.050%, 03/07/2048	1,300	1,047
Travelers MTN
6.250%, 06/15/2037	1,205	1,328
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	1,705	1,792
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	6,890	7,177
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	695	700
UBS
4.500%, 06/26/2048	2,330	2,021
UBS Group
5.580%, SOFRRATE + 1.760%, 05/09/2036 (A)(B)	3,155	3,244

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	$1,305	$1,360
Visa
4.300%, 12/14/2045	8,460	7,320
2.000%, 08/15/2050	6,285	3,362
Wells Fargo
7.950%, 11/15/2029	505	565
6.600%, 01/15/2038	9,970	11,171
5.950%, 08/26/2036	5,460	5,784
5.950%, 12/15/2036	1,002	1,033
5.850%, 02/01/2037	8,552	8,958
5.605%, SOFRRATE + 1.740%, 04/23/2036 (B)	2,735	2,840
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	4,875	5,031
3.900%, 05/01/2045	3,324	2,644
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,045	2,318
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	17,112	15,466
4.900%, 11/17/2045	1,655	1,466
4.750%, 12/07/2046	4,780	4,122
4.650%, 11/04/2044	2,280	1,973
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	6,305	5,344
4.400%, 06/14/2046	6,540	5,377
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	1,370	1,395
XL Group
5.250%, 12/15/2043	2,405	2,293

		622,125

Health Care — 13.6%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,555
4.900%, 11/30/2046	6,593	6,169
AbbVie
5.600%, 03/15/2055	1,050	1,040
5.500%, 03/15/2064	3,715	3,569
5.400%, 03/15/2054	13,994	13,430
5.350%, 03/15/2044	4,274	4,180
4.850%, 06/15/2044	225	207
4.750%, 03/15/2045	6,865	6,199
4.700%, 05/14/2045	4,029	3,612
4.400%, 11/06/2042	635	558
4.250%, 11/21/2049	20,556	16,748
4.050%, 11/21/2039	2,250	1,980
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,405
Alcon Finance
3.800%, 09/23/2049 (A)	1,070	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Allina Health System
4.805%, 11/15/2045	$1,666	$1,461
3.887%, 04/15/2049	1,454	1,092
Amgen
5.750%, 03/02/2063	255	245
4.875%, 03/01/2053	530	458
4.663%, 06/15/2051	800	679
4.400%, 05/01/2045	1,020	863
Ascension Health
4.847%, 11/15/2053	520	462
3.945%, 11/15/2046	1,291	1,030
3.106%, 11/15/2039	3,230	2,532
AstraZeneca PLC
6.450%, 09/15/2037	4,349	4,911
4.375%, 11/16/2045	3,734	3,252
3.000%, 05/28/2051	1,873	1,244
Banner Health
2.907%, 01/01/2042	1,781	1,282
Baptist Health South Florida
4.342%, 11/15/2041	610	522
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	3,660	3,006
4.700%, 07/15/2064 (A)	720	534
4.400%, 07/15/2044 (A)	2,622	2,059
3.950%, 04/15/2045 (A)	2,280	1,647
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	1,280	1,355
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,250	1,033
Bristol-Myers Squibb
6.400%, 11/15/2063	2,430	2,600
5.650%, 02/22/2064	880	843
5.550%, 02/22/2054	7,055	6,803
4.550%, 02/20/2048	2,534	2,155
4.250%, 10/26/2049	13,219	10,582
3.900%, 03/15/2062	1,910	1,356
3.700%, 03/15/2052	7,449	5,380
3.550%, 03/15/2042	1,060	836
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	332
Children's Health Care
3.448%, 08/15/2049	815	564
Children's Hospital Medical Center
2.820%, 11/15/2050	780	467
Cigna Group
3.875%, 10/15/2047	1,200	900
City of Hope
5.623%, 11/15/2043	920	895
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,018
CommonSpirit Health
4.187%, 10/01/2049	805	622

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Health
5.875%, 06/01/2053	$540	$512
5.050%, 03/25/2048	5,610	4,809
4.780%, 03/25/2038	3,195	2,940
Danaher
2.800%, 12/10/2051	1,315	817
Elevance Health
6.100%, 10/15/2052	350	353
5.850%, 11/01/2064	675	647
5.700%, 02/15/2055	1,550	1,477
5.650%, 06/15/2054	2,206	2,091
Eli Lilly
5.650%, 10/15/2065	4,536	4,498
5.550%, 10/15/2055	2,555	2,535
5.500%, 02/12/2055	3,500	3,451
5.200%, 08/14/2064	2,526	2,339
5.100%, 02/09/2064	4,842	4,410
5.050%, 08/14/2054	3,790	3,507
5.000%, 02/09/2054	5,350	4,904
4.950%, 02/27/2063	4,734	4,210
4.875%, 02/27/2053	3,700	3,338
3.950%, 03/15/2049	3,600	2,842
GE HealthCare Technologies
6.377%, 11/22/2052	930	993
Gilead Sciences
5.500%, 11/15/2054	8,080	7,858
4.800%, 04/01/2044	750	685
4.500%, 02/01/2045	2,155	1,882
4.150%, 03/01/2047	2,590	2,114
GlaxoSmithKline Capital
6.375%, 05/15/2038	6,029	6,712
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	3,818	3,644
3.200%, 06/01/2050 (A)	3,875	2,432
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,035
Humana
8.150%, 06/15/2038	1,510	1,827
5.750%, 04/15/2054	1,591	1,478
4.625%, 12/01/2042	505	428
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,935	1,521
Johnson & Johnson
4.850%, 05/15/2041	6,672	6,490
3.750%, 03/03/2047	400	319
3.625%, 03/03/2037	790	709
3.400%, 01/15/2038	4,100	3,552
2.100%, 09/01/2040	1,335	927
Kaiser Foundation Hospitals
4.150%, 05/01/2047	960	784
3.266%, 11/01/2049	2,275	1,564
2.810%, 06/01/2041	6,865	4,942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mass General Brigham
3.765%, 07/01/2048	$650	$491
3.342%, 07/01/2060	1,015	658
3.192%, 07/01/2049	2,467	1,671
Memorial Health Services
3.447%, 11/01/2049	2,905	2,018
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	222
4.125%, 07/01/2052	2,485	1,965
Merck
5.000%, 05/17/2053	4,610	4,174
4.900%, 05/17/2044	2,700	2,511
4.150%, 05/18/2043	2,700	2,292
4.000%, 03/07/2049	550	433
3.900%, 03/07/2039	1,410	1,241
3.700%, 02/10/2045	9,325	7,303
2.900%, 12/10/2061	2,286	1,313
2.750%, 12/10/2051	1,715	1,041
2.350%, 06/24/2040	1,605	1,131
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,280
MyMichigan Health
3.409%, 06/01/2050	2,220	1,520
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,371
Northwell Healthcare
4.260%, 11/01/2047	695	556
Novant Health
3.168%, 11/01/2051	2,615	1,708
Novartis Capital
4.700%, 09/18/2054	2,645	2,335
4.400%, 05/06/2044	95	84
4.000%, 11/20/2045	775	638
NYU Langone Hospitals
5.750%, 07/01/2043	1,695	1,711
4.368%, 07/01/2047	1,655	1,400
Orlando Health Obligated Group
3.327%, 10/01/2050	820	570
PeaceHealth Obligated Group
4.787%, 11/15/2048	562	469
3.218%, 11/15/2050	3,475	2,173
Pfizer
4.400%, 05/15/2044	1,050	915
4.300%, 06/15/2043	3,860	3,310
4.200%, 09/15/2048	5,850	4,774
4.100%, 09/15/2038	1,900	1,708
3.900%, 03/15/2039	2,100	1,832
2.550%, 05/28/2040	575	415
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,328	1,210
5.300%, 05/19/2053	10,085	9,395
5.110%, 05/19/2043	7,575	7,176

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	$1,520	$1,127
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	566
Revvity
3.625%, 03/15/2051	325	221
Roche Holdings
5.218%, 03/08/2054 (A)	6,034	5,760
2.607%, 12/13/2051 (A)	700	419
Sentara Health
2.927%, 11/01/2051	805	495
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,503
Sharp HealthCare
2.680%, 08/01/2050	1,500	911
Solventum
6.000%, 05/15/2064	375	374
5.900%, 04/30/2054	5,130	5,135
Stanford Health Care
3.795%, 11/15/2048	4,332	3,319
Sutter Health
5.547%, 08/15/2053	1,478	1,441
Takeda Pharmaceutical
5.650%, 07/05/2054	500	484
3.175%, 07/09/2050	1,720	1,122
3.025%, 07/09/2040	700	527
Trinity Health
4.125%, 12/01/2045	1,277	1,050
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,197
6.500%, 06/15/2037	1,280	1,406
5.950%, 02/15/2041	1,130	1,169
5.950%, 06/15/2055	1,420	1,419
5.875%, 02/15/2053	8,621	8,519
5.750%, 07/15/2064	6,233	5,967
5.700%, 10/15/2040	25	26
5.625%, 07/15/2054	13,658	13,001
5.500%, 07/15/2044	3,160	3,070
5.500%, 04/15/2064	2,985	2,746
5.375%, 04/15/2054	2,400	2,215
4.750%, 07/15/2045	5,015	4,427
4.750%, 05/15/2052	7,780	6,543
4.450%, 12/15/2048	12,694	10,434
4.375%, 03/15/2042	30	26
4.250%, 04/15/2047	2,740	2,207
4.250%, 06/15/2048	7,230	5,784
4.200%, 01/15/2047	1,477	1,185
3.950%, 10/15/2042	7,045	5,719
3.750%, 10/15/2047	825	613
3.700%, 08/15/2049	1,726	1,241
3.500%, 08/15/2039	4,425	3,592
3.250%, 05/15/2051	8,010	5,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.050%, 05/15/2041	$8,871	$6,534
2.900%, 05/15/2050	1,705	1,049
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	551
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,720	1,473
Wyeth LLC
5.950%, 04/01/2037	14,479	15,446

		440,301

Industrials — 7.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,220	1,204
3.850%, 10/29/2041	605	487
Airbus
3.950%, 04/10/2047 (A)	1,650	1,342
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	602	581
BAE Systems PLC
3.000%, 09/15/2050 (A)	4,771	3,112
Boeing
7.008%, 05/01/2064	1,825	2,022
5.805%, 05/01/2050	5,365	5,159
5.705%, 05/01/2040	2,040	2,047
3.750%, 02/01/2050	920	655
Booz Allen Hamilton
5.950%, 04/15/2035	1,060	1,091
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	3,162	3,072
5.200%, 04/15/2054	1,800	1,679
5.150%, 09/01/2043	1,345	1,291
4.900%, 04/01/2044	9,231	8,609
4.550%, 09/01/2044	3,850	3,394
4.450%, 03/15/2043	560	491
4.450%, 01/15/2053	2,169	1,801
4.400%, 03/15/2042	2,825	2,488
4.375%, 09/01/2042	310	270
4.150%, 04/01/2045	9,305	7,739
4.050%, 06/15/2048	1,960	1,567
3.300%, 09/15/2051	4,705	3,223
3.050%, 02/15/2051	2,205	1,439
2.875%, 06/15/2052	4,390	2,709
Canadian National Railway
6.200%, 06/01/2036	3,835	4,257
4.500%, 11/07/2043	1,720	1,491
4.400%, 08/05/2052	2,796	2,338
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,415
Caterpillar
4.750%, 05/15/2064	505	439

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSX
4.900%, 03/15/2055	$10,370	$9,179
4.500%, 11/15/2052	1,915	1,599
4.500%, 08/01/2054	1,625	1,342
Cummins
5.450%, 02/20/2054	2,781	2,694
2.600%, 09/01/2050	2,660	1,573
Deere
5.700%, 01/19/2055	7,530	7,692
5.450%, 01/16/2035	2,727	2,843
3.900%, 06/09/2042	800	678
2.875%, 09/07/2049	3,095	2,027
Emerson Electric
2.800%, 12/21/2051	4,101	2,569
General Dynamics
4.950%, 08/15/2035	1,800	1,819
4.250%, 04/01/2040	2,570	2,320
4.250%, 04/01/2050	4,074	3,377
Honeywell International
5.350%, 03/01/2064	2,125	1,979
5.250%, 03/01/2054	7,177	6,675
Lockheed Martin
5.200%, 02/15/2055	4,135	3,843
5.200%, 02/15/2064	4,680	4,255
4.700%, 05/15/2046	550	491
4.300%, 06/15/2062	2,676	2,082
4.090%, 09/15/2052	7,997	6,244
4.070%, 12/15/2042	7,136	5,997
2.800%, 06/15/2050	1,155	720
Norfolk Southern
4.837%, 10/01/2041	4,500	4,182
3.700%, 03/15/2053	500	361
Northrop Grumman
5.200%, 06/01/2054	1,100	1,012
4.030%, 10/15/2047	15	12
PACCAR Financial MTN
5.000%, 03/22/2034	1,832	1,872
RTX
6.125%, 07/15/2038	295	320
4.625%, 11/16/2048	1,315	1,129
4.500%, 06/01/2042	5,307	4,677
3.750%, 11/01/2046	2,039	1,547
2.820%, 09/01/2051	650	396
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	3,295	2,448
Siemens Funding BV
5.900%, 05/28/2065 (A)	1,505	1,559
5.800%, 05/28/2055 (A)	2,915	3,004
Snap-on
4.100%, 03/01/2048	4,686	3,795
TTX
4.600%, 02/01/2049 (A)	2,842	2,430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Uber Technologies
5.350%, 09/15/2054	$3,995	$3,751
Union Pacific
5.600%, 12/01/2054	490	483
4.950%, 05/15/2053	190	171
3.875%, 02/01/2055	2,185	1,619
3.839%, 03/20/2060	19,294	13,781
3.500%, 02/14/2053	7,760	5,418
3.375%, 02/14/2042	825	634
2.973%, 09/16/2062	2,915	1,691
2.950%, 03/10/2052	14,988	9,433
Union Pacific MTN
3.550%, 08/15/2039	930	777
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,026	1,055
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,381	1,415
United Parcel Service
6.200%, 01/15/2038	1,992	2,169
6.050%, 05/14/2065	1,210	1,224
5.950%, 05/14/2055	1,560	1,578
5.500%, 05/22/2054	1,035	993
5.200%, 04/01/2040	1,375	1,361
5.050%, 03/03/2053	5,574	5,015
3.625%, 10/01/2042	1,265	986
Waste Management
5.350%, 10/15/2054	6,106	5,850
WW Grainger
4.600%, 06/15/2045	1,893	1,677

		229,235

Information Technology — 5.8%
Analog Devices
2.950%, 10/01/2051	6,567	4,212
2.800%, 10/01/2041	3,620	2,626
Apple
4.750%, 05/12/2035	4,275	4,342
4.650%, 02/23/2046	6,444	5,894
4.375%, 05/13/2045	9,678	8,546
3.850%, 05/04/2043	3,280	2,741
3.850%, 08/04/2046	13,425	10,851
3.750%, 09/12/2047	7,000	5,491
3.750%, 11/13/2047	170	134
3.450%, 02/09/2045	10,150	7,865
2.850%, 08/05/2061	6,070	3,578
2.800%, 02/08/2061	1,390	813
2.700%, 08/05/2051	3,550	2,193
2.650%, 05/11/2050	1,440	892
2.650%, 02/08/2051	14,140	8,676
2.375%, 02/08/2041	1,445	1,012

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Applied Materials
4.350%, 04/01/2047	$1,481	$1,262
AppLovin
5.950%, 12/01/2054	1,295	1,260
Broadcom
5.200%, 07/15/2035	2,050	2,069
4.926%, 05/15/2037 (A)	2,080	2,023
3.500%, 02/15/2041 (A)	2,030	1,609
Cisco Systems
5.900%, 02/15/2039	3,135	3,375
5.500%, 01/15/2040	2,094	2,167
5.350%, 02/26/2064	4,260	4,069
5.300%, 02/26/2054	8,697	8,364
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	885	935
6.100%, 01/25/2036 (A)	750	785
Intel
3.250%, 11/15/2049	995	622
International Business Machines
5.700%, 02/10/2055	14,325	14,067
4.150%, 05/15/2039	3,200	2,822
4.000%, 06/20/2042	1,740	1,440
Intuit
5.500%, 09/15/2053	4,535	4,448
KLA
5.000%, 03/15/2049	562	515
4.950%, 07/15/2052	3,327	3,019
3.300%, 03/01/2050	530	366
Lam Research
2.875%, 06/15/2050	3,918	2,494
Microsoft
3.450%, 08/08/2036	895	808
3.041%, 03/17/2062	12,523	7,897
2.921%, 03/17/2052	14,014	9,170
2.675%, 06/01/2060	615	356
2.525%, 06/01/2050	18,962	11,592
2.500%, 09/15/2050	3,370	2,050
NVIDIA
3.500%, 04/01/2040	890	753
3.500%, 04/01/2050	2,175	1,619
Oracle
6.000%, 08/03/2055	470	459
4.125%, 05/15/2045	750	589
4.000%, 07/15/2046	3,766	2,872
4.000%, 11/15/2047	1,002	757
3.950%, 03/25/2051	100	72
3.600%, 04/01/2040	4,608	3,653
QUALCOMM
4.300%, 05/20/2047	3,190	2,659
Salesforce
3.050%, 07/15/2061	1,300	787
2.900%, 07/15/2051	7,015	4,455
2.700%, 07/15/2041	1,980	1,424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Synopsys
5.700%, 04/01/2055	$380	$373
Texas Instruments
5.150%, 02/08/2054	2,005	1,881
5.050%, 05/18/2063	7,390	6,638
5.000%, 03/14/2053	1,140	1,043

		189,484

Materials — 1.6%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	3,690	3,656
4.750%, 03/16/2052 (A)	3,910	3,262
3.950%, 09/10/2050 (A)	530	397
Barrick North America Finance LLC
5.750%, 05/01/2043	3,470	3,521
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	2,345	2,441
BHP Billiton Finance USA
5.500%, 09/08/2053	1,410	1,393
5.250%, 09/08/2033	2,000	2,062
5.000%, 09/30/2043	4,200	3,985
Ecolab
5.000%, 09/01/2035	4,495	4,526
2.700%, 12/15/2051	3,250	1,980
FMC
6.375%, 05/18/2053	3,053	2,933
4.500%, 10/01/2049	270	201
Glencore Funding LLC
6.141%, 04/01/2055 (A)	4,055	4,086
5.893%, 04/04/2054 (A)	230	225
5.673%, 04/01/2035 (A)	3,975	4,067
3.875%, 04/27/2051 (A)	1,625	1,184
International Flavors & Fragrances
5.000%, 09/26/2048	1,028	884
3.468%, 12/01/2050 (A)	30	20
3.268%, 11/15/2040 (A)	625	466
LYB International Finance III LLC
4.200%, 05/01/2050	535	387
Orbia Advance
7.500%, 05/13/2035 (A)	715	737
Packaging Corp of America
3.050%, 10/01/2051	440	275
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,468
2.750%, 11/02/2051	4,135	2,504
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	485	486
5.750%, 03/14/2055	2,601	2,602
5.250%, 03/14/2035	1,025	1,044
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054	1,105	1,087

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vale Overseas
6.400%, 06/28/2054	$480	$480

		53,359

Real Estate — 1.2%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	177
3.550%, 03/15/2052	730	493
American Homes 4 Rent LP
4.300%, 04/15/2052	1,195	921
3.375%, 07/15/2051	300	197
American Tower
3.700%, 10/15/2049	1,000	724
ERP Operating LP
4.500%, 07/01/2044	1,000	866
4.500%, 06/01/2045	900	777
Essex Portfolio LP
2.650%, 09/01/2050	1,500	880
Extra Space Storage LP
5.400%, 06/15/2035	730	737
Kilroy Realty
6.250%, 01/15/2036	695	710
5.875%, 10/15/2035	2,050	2,040
Kimco Realty OP LLC
3.700%, 10/01/2049	1,475	1,060
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,695
NNN REIT
3.000%, 04/15/2052	590	361
Prologis LP
5.250%, 05/15/2035	815	831
5.250%, 06/15/2053	3,512	3,284
5.250%, 03/15/2054	2,825	2,642
2.125%, 10/15/2050	4,705	2,494
Prologis Targeted US Logistics Fund LP
5.250%, 01/15/2035 (A)	140	141
Regency Centers LP
5.100%, 01/15/2035	135	136
4.400%, 02/01/2047	995	832
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,140	2,142
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,688
5.850%, 03/08/2053	4,304	4,300
4.250%, 11/30/2046	2,390	1,962
3.800%, 07/15/2050	1,400	1,041
3.250%, 09/13/2049	2,330	1,576
VICI Properties LP
5.625%, 05/15/2052	1,195	1,092
WEA Finance LLC
4.625%, 09/20/2048 (A)	1,000	793

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weyerhaeuser
4.000%, 03/09/2052	$1,020	$770

		38,362

Utilities — 17.2%
AEP Transmission LLC
5.400%, 03/15/2053	1,700	1,628
4.000%, 12/01/2046	4,373	3,452
3.800%, 06/15/2049	1,955	1,452
3.650%, 04/01/2050	2,225	1,632
3.150%, 09/15/2049	1,760	1,174
2.750%, 08/15/2051	405	248
Alabama Power
5.200%, 06/01/2041	155	151
4.300%, 07/15/2048	1,420	1,177
3.850%, 12/01/2042	8,444	6,775
Ameren Illinois
5.900%, 12/01/2052	1,032	1,053
5.625%, 03/01/2055	1,350	1,345
3.700%, 12/01/2047	4,570	3,456
3.250%, 03/15/2050	55	37
2.900%, 06/15/2051	3,724	2,312
American Transmission Systems
5.000%, 09/01/2044 (A)	850	777
American Water Capital
5.700%, 09/01/2055	975	959
3.750%, 09/01/2047	1,000	757
Appalachian Power
6.700%, 08/15/2037	50	55
5.800%, 10/01/2035	125	129
4.500%, 03/01/2049	700	568
Arizona Public Service
5.050%, 09/01/2041	50	46
4.500%, 04/01/2042	312	269
4.250%, 03/01/2049	450	356
4.200%, 08/15/2048	950	747
3.350%, 05/15/2050	550	375
Atmos Energy
4.125%, 10/15/2044	2,805	2,331
Avista
4.000%, 04/01/2052	550	414
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,821
4.550%, 06/01/2052	594	501
3.500%, 08/15/2046	4,995	3,663
2.900%, 06/15/2050	1,115	701
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,096
4.450%, 01/15/2049	4,020	3,313
4.250%, 10/15/2050	4,980	3,942
3.800%, 07/15/2048	14,490	10,881
Black Hills
4.200%, 09/15/2046	1,135	884

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boston Gas
6.119%, 07/20/2053 (A)	$460	$456
4.487%, 02/15/2042 (A)	250	210
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	980
4.500%, 04/01/2044	500	434
4.250%, 02/01/2049	1,760	1,428
3.950%, 03/01/2048	1,000	782
3.600%, 03/01/2052	755	544
2.900%, 07/01/2050	950	601
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (A)	1,564	1,580
Commonwealth Edison
5.950%, 06/01/2055	955	981
5.300%, 02/01/2053	1,940	1,816
4.700%, 01/15/2044	5,213	4,639
4.600%, 08/15/2043	1,620	1,434
4.000%, 03/01/2048	3,765	2,970
4.000%, 03/01/2049	1,530	1,185
3.850%, 03/15/2052	1,170	870
3.750%, 08/15/2047	3,340	2,520
3.700%, 03/01/2045	5,110	3,957
3.125%, 03/15/2051	4,905	3,185
Connecticut Light and Power
5.250%, 01/15/2053	595	556
4.000%, 04/01/2048	2,652	2,089
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,176
6.200%, 06/15/2036	65	71
6.150%, 11/15/2052	2,360	2,468
5.900%, 11/15/2053	4,220	4,306
5.700%, 06/15/2040	40	41
5.700%, 05/15/2054	1,023	1,011
5.500%, 03/15/2055	3,905	3,750
4.625%, 12/01/2054	1,575	1,319
4.500%, 05/15/2058	1,480	1,194
3.950%, 03/01/2043	6,246	5,049
3.950%, 04/01/2050	1,135	877
3.875%, 06/15/2047	5,872	4,486
3.850%, 06/15/2046	3,427	2,665
3.700%, 11/15/2059	1,150	796
3.000%, 12/01/2060	1,700	1,001
Consumers Energy
4.350%, 04/15/2049	5,673	4,709
4.200%, 09/01/2052	790	635
4.050%, 05/15/2048	1,462	1,175
3.500%, 08/01/2051	575	418
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	1,085	1,081
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	529	435

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dominion Energy South Carolina
5.100%, 06/01/2065	$350	$309
DTE Electric
5.850%, 05/15/2055	14,220	14,538
3.950%, 06/15/2042	80	65
3.700%, 03/15/2045	2,045	1,581
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	121
6.050%, 04/15/2038	1,465	1,573
6.000%, 01/15/2038	2,896	3,105
5.400%, 01/15/2054	2,620	2,526
5.350%, 01/15/2053	2,482	2,354
5.300%, 02/15/2040	6,490	6,501
4.250%, 12/15/2041	6,710	5,788
4.000%, 09/30/2042	12,845	10,620
3.875%, 03/15/2046	915	710
Duke Energy Florida LLC
6.400%, 06/15/2038	2,480	2,747
5.950%, 11/15/2052	3,756	3,851
4.200%, 07/15/2048	2,000	1,603
3.400%, 10/01/2046	2,055	1,476
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,728
6.350%, 08/15/2038	1,555	1,711
4.900%, 07/15/2043	895	811
3.750%, 05/15/2046	750	574
3.250%, 10/01/2049	4,840	3,283
2.750%, 04/01/2050	1,885	1,156
Duke Energy Ohio
4.300%, 02/01/2049	695	560
Duke Energy Progress LLC
5.050%, 03/15/2035	1,555	1,569
4.375%, 03/30/2044	2,880	2,433
4.200%, 08/15/2045	3,535	2,922
4.150%, 12/01/2044	975	804
4.100%, 03/15/2043	860	711
3.600%, 09/15/2047	2,525	1,849
2.500%, 08/15/2050	430	250
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,043
Entergy Arkansas LLC
4.200%, 04/01/2049	1,640	1,297
3.350%, 06/15/2052	2,825	1,919
Entergy Louisiana LLC
5.800%, 03/15/2055	2,335	2,323
5.700%, 03/15/2054	3,600	3,516
4.200%, 09/01/2048	1,030	827
4.200%, 04/01/2050	1,445	1,143
3.100%, 06/15/2041	3,225	2,393
2.900%, 03/15/2051	5,205	3,226
Entergy Mississippi LLC
5.800%, 04/15/2055	2,010	2,001

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy Texas
3.550%, 09/30/2049	$1,405	$992
Essential Utilities
4.276%, 05/01/2049	485	378
Evergy Kansas Central
5.700%, 03/15/2053	500	492
3.450%, 04/15/2050	2,960	2,049
Evergy Metro
5.300%, 10/01/2041	150	145
4.200%, 06/15/2047	500	403
4.200%, 03/15/2048	1,000	795
FirstEnergy Pennsylvania Electric
6.150%, 10/01/2038	100	108
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	290
Florida Power & Light
5.800%, 03/15/2065	1,495	1,514
5.700%, 03/15/2055	7,000	7,008
5.690%, 03/01/2040	10,548	10,963
5.650%, 02/01/2037	1,000	1,043
5.600%, 06/15/2054	1,755	1,738
4.550%, 10/01/2044	700	593
4.050%, 06/01/2042	2,400	2,011
4.050%, 10/01/2044	2,065	1,697
3.950%, 03/01/2048	3,025	2,397
3.800%, 12/15/2042	3,565	2,894
3.700%, 12/01/2047	866	654
Georgia Power
4.300%, 03/15/2042	6,505	5,623
Idaho Power MTN
4.200%, 03/01/2048	1,615	1,299
Indiana Michigan Power
5.625%, 04/01/2053	760	737
4.550%, 03/15/2046	780	664
4.250%, 08/15/2048	1,095	873
Indianapolis Power & Light
5.050%, 08/15/2035 (A)	1,295	1,289
4.650%, 06/01/2043 (A)	1,750	1,500
International Transmission
4.625%, 08/15/2043	2,525	2,180
Jersey Central Power & Light
6.150%, 06/01/2037	775	836
5.100%, 01/15/2035	1,225	1,224
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/2042	3,818	3,685
Kentucky Utilities
5.850%, 08/15/2055	3,284	3,260
3.300%, 06/01/2050	1,270	857
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,059
Louisville Gas and Electric
5.850%, 08/15/2055	1,345	1,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MidAmerican Energy
5.850%, 09/15/2054	$550	$565
4.800%, 09/15/2043	5,260	4,763
4.400%, 10/15/2044	2,295	1,966
4.250%, 05/01/2046	1,925	1,592
4.250%, 07/15/2049	1,656	1,340
3.950%, 08/01/2047	595	467
3.650%, 08/01/2048	3,145	2,332
3.150%, 04/15/2050	2,025	1,356
MidAmerican Energy MTN
5.800%, 10/15/2036	635	679
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,462
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	815
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,330	1,957
4.300%, 03/15/2049	3,643	3,021
Nevada Power
6.000%, 03/15/2054	3,370	3,400
5.900%, 05/01/2053	1,180	1,169
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,446	1,380
4.278%, 10/01/2034 (A)	2,303	2,162
4.119%, 11/28/2042 (A)	2,000	1,670
3.025%, 06/27/2050 (A)	500	311
NiSource
5.800%, 02/01/2042	900	924
Northern States Power
6.250%, 06/01/2036	1,960	2,161
6.200%, 07/01/2037	6,425	7,044
5.650%, 06/15/2054	3,045	3,042
5.650%, 05/15/2055	400	397
5.100%, 05/15/2053	725	665
4.500%, 06/01/2052	1,465	1,231
3.600%, 05/15/2046	500	375
3.400%, 08/15/2042	214	164
3.200%, 04/01/2052	30	20
NSTAR Electric
4.950%, 09/15/2052	765	680
4.550%, 06/01/2052	3,015	2,498
3.100%, 06/01/2051	2,625	1,729
Oglethorpe Power
6.200%, 12/01/2053	595	609
5.375%, 11/01/2040	1,905	1,857
5.250%, 09/01/2050	1,865	1,675
4.500%, 04/01/2047	1,290	1,058
4.200%, 12/01/2042	2,450	1,956
Ohio Edison
8.250%, 10/15/2038	655	843
Oklahoma Gas and Electric
5.800%, 04/01/2055	1,425	1,423
5.600%, 04/01/2053	1,155	1,120

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (A)	$415	$415
5.350%, 10/01/2052	416	390
5.300%, 06/01/2042	469	453
5.250%, 09/30/2040	4,946	4,875
4.950%, 09/15/2052	2,338	2,077
4.550%, 12/01/2041	4,135	3,666
4.100%, 11/15/2048	750	593
3.800%, 06/01/2049	5,310	3,942
3.700%, 05/15/2050	375	271
2.700%, 11/15/2051	2,185	1,292
Pacific Gas and Electric
6.750%, 01/15/2053	3,195	3,298
6.150%, 03/01/2055	495	479
6.000%, 08/15/2035	595	615
5.900%, 10/01/2054	4,265	3,988
5.250%, 03/01/2052	215	183
4.950%, 07/01/2050	3,495	2,894
4.500%, 07/01/2040	2,530	2,159
4.450%, 04/15/2042	1,465	1,171
4.200%, 06/01/2041	650	514
3.500%, 08/01/2050	180	118
PacifiCorp
6.250%, 10/15/2037	2,930	3,099
6.000%, 01/15/2039	3,500	3,608
5.800%, 01/15/2055	35	33
5.500%, 05/15/2054	3,644	3,332
4.100%, 02/01/2042	2,055	1,644
3.300%, 03/15/2051	820	523
2.900%, 06/15/2052	1,900	1,120
PECO Energy
5.250%, 09/15/2054	840	789
4.800%, 10/15/2043	1,505	1,346
4.600%, 05/15/2052	1,435	1,234
3.050%, 03/15/2051	1,919	1,229
Piedmont Natural Gas
4.650%, 08/01/2043	500	440
3.640%, 11/01/2046	1,300	944
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,407
PPL Electric Utilities
5.550%, 08/15/2055	700	684
4.750%, 07/15/2043	1,500	1,352
4.125%, 06/15/2044	3,925	3,289
3.950%, 06/01/2047	3,869	3,060
Public Service Electric and Gas
5.300%, 08/01/2054	1,715	1,629
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,936
5.125%, 03/15/2053	885	818
4.150%, 11/01/2045	2,106	1,702
4.050%, 05/01/2048	1,931	1,536
4.000%, 06/01/2044	945	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 09/01/2042	$1,315	$1,033
3.600%, 12/01/2047	3,780	2,798
3.200%, 08/01/2049	3,260	2,226
Public Service of Colorado
6.250%, 09/01/2037	1,110	1,196
5.850%, 05/15/2055	780	769
5.750%, 05/15/2054	1,275	1,253
4.750%, 08/15/2041	40	36
4.500%, 06/01/2052	3,285	2,667
4.300%, 03/15/2044	1,495	1,225
4.100%, 06/15/2048	475	366
4.050%, 09/15/2049	1,490	1,137
3.950%, 03/15/2043	3,515	2,768
3.200%, 03/01/2050	1,185	779
Public Service of New Hampshire
5.150%, 01/15/2053	935	863
3.600%, 07/01/2049	1,665	1,228
Public Service of Oklahoma
5.450%, 01/15/2036	505	511
Puget Sound Energy
5.795%, 03/15/2040	130	134
5.685%, 06/15/2054	395	389
4.223%, 06/15/2048	2,470	1,993
2.893%, 09/15/2051	2,315	1,401
San Diego Gas & Electric
6.000%, 06/01/2026	340	344
5.400%, 04/15/2035	2,000	2,050
4.100%, 06/15/2049	1,340	1,043
3.750%, 06/01/2047	2,380	1,776
3.320%, 04/15/2050	4,704	3,167
Sempra
3.800%, 02/01/2038	850	716
Southern California Edison
6.200%, 09/15/2055	350	348
5.900%, 03/01/2055	2,650	2,531
5.750%, 04/15/2054	125	117
4.125%, 03/01/2048	6,260	4,727
4.050%, 03/15/2042	5,355	4,227
4.000%, 04/01/2047	3,430	2,550
Southern California Gas
6.000%, 06/15/2055	755	766
5.750%, 06/01/2053	2,165	2,117
5.600%, 04/01/2054	630	609
4.300%, 01/15/2049	1,270	1,014
4.125%, 06/01/2048	2,865	2,248
3.750%, 09/15/2042	1,840	1,434
Southern Gas Capital
5.875%, 03/15/2041	100	102
4.400%, 06/01/2043	825	696
4.400%, 05/30/2047	50	40
3.950%, 10/01/2046	800	616
Southwest Gas
3.180%, 08/15/2051	1,065	706

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
6.200%, 03/15/2040	$1,204	$1,253
3.850%, 02/01/2048	1,320	960
3.250%, 11/01/2051	614	396
Southwestern Public Service
6.000%, 06/01/2054	1,765	1,766
5.150%, 06/01/2052	440	370
4.500%, 08/15/2041	8,995	7,887
3.700%, 08/15/2047	1,770	1,292
Tampa Electric
3.450%, 03/15/2051	850	588
Tucson Electric Power
5.900%, 04/15/2055	1,755	1,733
4.850%, 12/01/2048	1,900	1,649
4.000%, 06/15/2050	255	192
3.250%, 05/01/2051	1,700	1,101
Union Electric
5.450%, 03/15/2053	2,505	2,395
5.125%, 03/15/2055	5,475	4,993
Virginia Electric and Power
8.875%, 11/15/2038	2,114	2,809
6.350%, 11/30/2037	2,660	2,894
5.650%, 03/15/2055	2,570	2,514
5.450%, 04/01/2053	2,790	2,641
5.000%, 01/15/2034	1,390	1,397
4.650%, 08/15/2043	6,145	5,418
4.600%, 12/01/2048	1,730	1,471
4.450%, 02/15/2044	7,500	6,391
4.000%, 01/15/2043	300	243
4.000%, 11/15/2046	2,478	1,943
3.800%, 09/15/2047	805	608
2.950%, 11/15/2051	1,400	872
2.450%, 12/15/2050	1,040	584
Wisconsin Electric Power
5.050%, 10/01/2054	1,511	1,364
4.300%, 10/15/2048	2,021	1,668
3.650%, 12/15/2042	2,310	1,780
Wisconsin Power & Light
4.100%, 10/15/2044	325	256
3.650%, 04/01/2050	360	255
Wisconsin Public Service
2.850%, 12/01/2051	1,000	611
Xcel Energy
4.800%, 09/15/2041	1,907	1,699

		558,963

Total Corporate Obligations
(Cost $3,138,937) ($ Thousands)		2,786,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds
5.118%, 08/15/2048 (C)	$4,480	$1,398
5.110%, 11/15/2048 (C)	3,945	1,216
5.000%, 05/15/2045	13,025	13,243
4.900%, 05/15/2045 (C)	7,000	2,607
4.875%, 08/15/2045	9,810	9,821
4.750%, 05/15/2055	70,825	68,899
4.750%, 08/15/2055	13,509	13,146
4.625%, 11/15/2044	34,826	33,784
4.625%, 02/15/2055	7,090	6,758
4.125%, 08/15/2044	9,190	8,348
3.000%, 08/15/2048	3,370	2,459
3.000%, 02/15/2049 (D)	10,775	7,827
2.500%, 02/15/2045 (D)	48,060	33,484
2.000%, 02/15/2050	8,960	5,172
U.S. Treasury Notes
4.250%, 11/15/2034	5,495	5,531
4.250%, 05/15/2035	6,950	6,972
4.250%, 08/15/2035	37,036	37,111

Total U.S. Treasury Obligations
(Cost $258,636) ($ Thousands)		257,776

MUNICIPAL BONDS — 3.7%
California — 1.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	3,937
California State University, RB
5.183%, 11/01/2053	2,225	2,120
5.060%, 11/01/2036	440	445
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	1,930
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,013
7.600%, 11/01/2040	385	469
7.550%, 04/01/2039	1,535	1,841
7.500%, 04/01/2034	5,430	6,296
7.300%, 10/01/2039	12,770	14,742
California State, GO
5.875%, 10/01/2041	1,745	1,811
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	2,720	2,468
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	269
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,324

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	$1,025	$1,111
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	572
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,308
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,234
3.006%, 05/15/2050	2,005	1,278
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,018
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	477
University of California, Ser AP, RB
3.931%, 05/15/2045	950	859
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	875
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	888

		50,285

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	445

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	1,131	1,206

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,306

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,863

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	1,005	949

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	$3,085	$3,135
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	855

		3,990

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	521

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,836

New York — 0.8%
City of New York, Ser H, GO
5.935%, 02/01/2055	2,650	2,681
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	225
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,635
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	436
New York City Transitional Finance Authority, Sub-Ser A, RB
5.000%, 05/01/2054	2,655	2,670
New York City Transitional Finance Authority, Sub-Ser C-S, RB
5.000%, 05/01/2050	380	383
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,392
5.968%, 03/01/2036	570	597
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	777
5.882%, 06/15/2044	500	505
5.724%, 06/15/2042	4,720	4,744
5.440%, 06/15/2043	3,000	2,933
New York State Thruway Authority, RB
5.000%, 03/15/2055	590	593
5.000%, 03/15/2056	770	774
5.000%, 03/15/2059	535	536
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,423

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	$1,540	$1,585
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (E)	810	684

		25,573

Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,245	3,315
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	381
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,206
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	809

		6,711

Texas — 0.6%
Bastrop Independent School District, RB
5.000%, 02/15/2053	395	399
City of Houston, GO
3.961%, 03/01/2047	1,500	1,252
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,247
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	3,499
Denton Independent School District, GO
5.000%, 08/15/2053	900	906
DeSoto Independent School District, GO
5.000%, 08/15/2050	430	431
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	323
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,433
Northwest Independent School District, GO
5.000%, 02/15/2055	420	424
Prosper Independent School District, GO
4.750%, 02/15/2055	705	687
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,857
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,745	3,906

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	$1,220	$738

		20,102

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	442

Total Municipal Bonds
(Cost $135,631) ($ Thousands)		119,229

SOVEREIGN DEBT — 1.1%

Chile Government International Bond
5.330%, 01/05/2054	4,085	3,837
3.860%, 06/21/2047	350	269
3.500%, 01/25/2050	1,630	1,145
3.100%, 05/07/2041	6,815	5,077
3.100%, 01/22/2061	525	313
Hungary Government International Bond
6.750%, 09/23/2055(A)	2,500	2,575
Israel Government International Bond
5.750%, 03/12/2054	2,715	2,509
4.125%, 01/17/2048	1,300	989
3.875%, 07/03/2050	3,445	2,436
Mexico Government International Bond
7.375%, 05/13/2055	6,890	7,224
6.625%, 01/29/2038	780	795
6.338%, 05/04/2053	535	494
Republic of Poland Government International Bond
5.500%, 03/18/2054	4,660	4,368
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	2,665	2,584

Total Sovereign Debt
(Cost $37,186) ($ Thousands)		34,615

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	28,641,738	28,642
Total Cash Equivalent
(Cost $28,642) ($ Thousands)		28,642
Total Investments in Securities — 99.5%
(Cost $3,599,032) ($ Thousands)		$3,226,746

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	593	Dec-2025	$123,468	$123,664	$196
U.S. 5-Year Treasury Note	672	Dec-2025	73,237	73,563	326
U.S. Long Treasury Bond	126	Dec-2025	14,355	14,395	40
U.S. Ultra Long Treasury Bond	225	Dec-2025	26,318	26,226	(92)
Ultra 10-Year U.S. Treasury Note	298	Dec-2025	33,940	34,093	153
			271,318	271,941	623
Short Contracts
U.S. 5-Year Treasury Note	(232)	Dec-2025	$(25,338)	$(25,396)	$(58)
U.S. Ultra Long Treasury Bond	(123)	Dec-2025	(14,374)	(14,337)	37
Ultra 10-Year U.S. Treasury Note	(476)	Dec-2025	(54,314)	(54,457)	(143)
			(94,026)	(94,190)	(164)
			$177,292	$177,751	$459

Percentages are based on Net Assets of $3,244,238 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $197,049 ($ Thousands), representing 6.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,075	$265,628	$(273,061)	$—	$—	$28,642	$332	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 40.5%
Communication Services — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	$1,600	$1,624
NTT Finance
4.567%, 07/16/2027 (A)	2,185	2,199

		3,823

Consumer Discretionary — 4.6%
American Honda Finance
4.550%, 07/09/2027	2,210	2,226
AutoZone
5.050%, 07/15/2026	975	982
BMW US Capital LLC
1.250%, 08/12/2026 (A)	1,200	1,168
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	2,330	2,326
General Motors
6.125%, 10/01/2025	1,342	1,342
Home Depot
4.702%, SOFRRATE + 0.330%, 12/24/2025 (B)	2,010	2,011
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	501
5.250%, 01/08/2027 (A)	2,395	2,421
4.875%, 06/23/2027 (A)	675	681
Marriott International
4.200%, 07/15/2027	550	551
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	1,125	1,132
Toyota Motor Credit
4.500%, 05/14/2027	650	655
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	695	690

		16,686

Consumer Staples — 2.0%
BAT Capital
3.215%, 09/06/2026	1,455	1,439
Element Fleet Management
5.643%, 03/13/2027 (A)	635	647
Mars
4.450%, 03/01/2027 (A)	2,995	3,013
PeaceHealth Obligated Group
1.375%, 11/15/2025	1,725	1,715
RWJ Barnabas Health
2.954%, 07/01/2026	545	538

		7,352

Energy — 1.7%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (A)	$900	$897
ONEOK
5.550%, 11/01/2026	2,705	2,737
2.200%, 09/15/2025	675	674
Williams
5.400%, 03/02/2026	1,390	1,397
4.000%, 09/15/2025	500	500

		6,306

Financials — 21.4%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	714
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	424	425
5.645%, SOFRINDX + 0.750%, 04/23/2027 (B)	525	529
Aon Global
3.875%, 12/15/2025	750	749
Ares Capital
7.000%, 01/15/2027	475	489
Athene Global Funding
5.684%, 02/23/2026 (A)	1,015	1,022
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	804
Bank of America
4.623%, SOFRRATE + 1.110%, 05/09/2029 (B)	580	587
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	2,220	2,169
Bank of America MTN
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	800	796
Bank of New York Mellon
4.587%, SOFRRATE + 0.693%, 04/20/2027 (B)	2,110	2,115
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	481
4.935%, 01/26/2026 (A)	350	351
BPCE
5.203%, 01/18/2027 (A)	600	608
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	354
5.237%, 06/28/2027	515	525
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	2,345	2,331
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	762
4.372%, 05/27/2027	1,125	1,134
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	2,390	2,353

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corebridge Global Funding
5.750%, 07/02/2026 (A)	$285	$289
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,107
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	2,040	2,013
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	575
Deutsche Bank NY
5.624%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,106
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	396
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	750	755
Goldman Sachs Group
3.691%, US0003M + 1.510%, 06/05/2028 (B)	2,400	2,378
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	402
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	2,405	2,437
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/2027 (B)	750	749
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	3,010	2,923
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	650	656
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	477
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,560	2,511
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	401
4.650%, 01/27/2026	590	590
Morgan Stanley
6.138%, SOFRRATE + 1.770%, 10/16/2026 (B)	750	751
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	351
Morgan Stanley MTN
3.875%, 01/27/2026	750	749
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	2,985	2,911
Nasdaq
3.850%, 06/30/2026	750	748
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	$750	$760
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	802
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	608
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	384
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	447
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	2,145	2,157
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	490
3.000%, 04/18/2026 (A)	1,000	992
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	605
5.069%, SOFRRATE + 0.790%, 07/23/2027 (B)	2,360	2,376
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,050	2,006
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	801
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	452
State Street
5.030%, SOFRRATE + 0.640%, 10/22/2027 (B)	765	766
Swedbank
6.136%, 09/12/2026 (A)	700	713
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	2,815	2,846
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (B)	3,620	3,627
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	550	555
1.250%, 06/01/2026	1,050	1,027
UBS Group
4.550%, 04/17/2026	750	751
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	2,615	2,581
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (B)	2,435	2,442
Voya Financial
3.650%, 06/15/2026	309	307
Wells Fargo MTN
4.100%, 06/03/2026	650	649

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	$2,895	$2,870
Wells Fargo Bank
4.811%, 01/15/2026	725	726

		77,825

Health Care — 1.8%
Elevance Health
1.500%, 03/15/2026	800	787
HCA
5.281%, SOFRRATE + 0.870%, 03/01/2028 (B)	1,430	1,440
Illumina
5.800%, 12/12/2025	400	401
Royalty Pharma PLC
1.200%, 09/02/2025	2,630	2,630
Solventum
5.450%, 02/25/2027	500	510
Stryker
4.550%, 02/10/2027	775	781

		6,549

Industrials — 2.6%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	511
1.750%, 01/30/2026	2,585	2,555
Air Lease
2.200%, 01/15/2027	2,080	2,024
Air Lease MTN
2.875%, 01/15/2026	1,300	1,291
Caterpillar Financial Services
4.500%, 01/07/2027	775	781
John Deere Capital
4.500%, 01/08/2027	775	781
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	957
Regal Rexnord
6.050%, 02/15/2026	625	628

		9,528

Information Technology — 1.1%
Broadcom
3.459%, 09/15/2026	1,935	1,921
Oracle
1.650%, 03/25/2026	2,085	2,054

		3,975

Materials — 0.5%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	636
International Flavors and Fragrances
1.230%, 10/01/2025 (A)	319	318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rio Tinto Finance USA
4.375%, 03/12/2027	$1,010	$1,016

		1,970

Utilities — 3.7%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	602
Consumers Securitization Funding LLC
5.550%, 03/01/2028	286	289
DTE Electric
4.250%, 05/14/2027	365	367
Duke Energy
5.000%, 12/08/2025	1,275	1,277
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	240	228
Eversource Energy
3.350%, 03/15/2026	650	646
Georgia Power
4.646%, SOFRINDX + 0.280%, 09/15/2026 (B)	1,175	1,173
NextEra Energy Capital Holdings
5.199%, SOFRINDX + 0.800%, 02/04/2028 (B)	2,315	2,330
NSTAR Electric
3.250%, 11/15/2025	650	648
NYSEG Storm Funding LLC
4.713%, 05/01/2029	1,075	1,081
Pacific Gas and Electric
5.306%, SOFRINDX + 0.950%, 09/04/2025 (B)	1,905	1,905
Southern California Edison
5.350%, 03/01/2026	2,055	2,059
Spire
5.300%, 03/01/2026	900	903

		13,508

Total Corporate Obligations
(Cost $146,801) ($ Thousands)		147,522

ASSET-BACKED SECURITIES — 34.0%
Automotive — 19.6%

Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	1,045	1,061
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	169	169
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	360	357

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	$25	$25
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	100	101
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	94	95
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	1,611	1,623
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	270	271
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028 (A)	560	561
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	830	824
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	900	895
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	669	669
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	355	356
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	699	703
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	180	180
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	1,555	1,558
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	162	161
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	746	747
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	885	897
Carmax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/2026	69	69
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	170	167
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	51	50
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	116	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	$1,501	$1,483
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	12	12
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	12	12
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	58	57
Chase Auto Owner Trust, Ser 2024-1A, Cl A2
5.480%, 04/26/2027 (A)	27	27
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (A)	472	473
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (A)	348	349
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	176	177
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	17	17
CPS Auto Receivables Trust 2025-C, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	1,390	1,397
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	1,550	1,560
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	835	841
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	10	10
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	69	69
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	216	217
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,016	1,032
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	345	347
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	249	251
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	1,910	1,915

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (A)	$224	$224
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	57	57
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	288	291
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	1,038	1,040
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	588	589
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	280	280
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	1,095	1,097
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	1,300	1,306
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	410	416
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	141	142
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl A1
4.716%, 04/15/2026 (A)	395	395
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	157	158
GM Financial Automobile Leasing Trust 2025-3, Ser 2025-3, Cl A4
4.200%, 08/20/2029	670	673
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	319	320
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	1,181	1,185
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	500	504
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	330	330
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	1,000	1,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	$774	$776
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	1,983	1,997
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	175	175
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	1,160	1,167
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	700	706
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	2,030	2,040
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	400	407
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	938	945
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	836	837
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	325	325
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	54	54
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A2A
4.600%, 06/15/2027 (A)	2,382	2,387
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	320	321
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	925	931
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	141	141
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	720	725
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	520	522
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	9	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	$285	$291
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	510	510
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	94	94
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	265	269
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	307	308
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	250	253
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	242	242
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	1,150	1,154
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	1,150	1,137
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	973	981
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	805	814
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	558	562
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	38	38
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	693	700
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	1,150	1,155
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	465	470
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	100	100
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	143	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	$1,675	$1,668
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	308	309
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (A)	27	27
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	250	251
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	566	570
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	503	507
SFS Auto Receivables Securitization Trust 2025-2, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	420	424
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	1,170	1,178
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	160	161
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	445	446
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	450	451
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (A)	894	898
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	196	196
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	645	646
USB Auto Owner Trust 2025-1, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	215	216
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	1,020	1,023
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	7	7
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	64	64

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	$135	$136
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,849
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	377	379
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	437	443
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	515	519
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	845	852
World Omni Auto Receivables Trust, Ser 2021-C, Cl A4
0.640%, 09/15/2027	676	675
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	544	546
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	1,125	1,140
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	290	292
		71,465

Credit Cards — 2.0%

American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,750	1,774
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	300	301
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	920	931
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	3,465	3,368
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	1,005	1,018
		7,392

Other Asset-Backed Securities — 12.4%

Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	$42	$42
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (A)	674	680
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	2,133	2,155
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	590	596
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.398%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	495	495
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	131	122
Ares XXXIV CLO, Ser 2024-2A, Cl AR3
5.642%, TSFR3M + 1.320%, 04/17/2033 (A)(B)	1,921	1,921
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
5.527%, TSFR3M + 1.290%, 07/17/2038 (A)(B)	2,000	2,000
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	141	142
Bain Capital Credit CLO, Ser 2021-4A, Cl A1R
5.526%, TSFR3M + 1.200%, 10/20/2034 (A)(B)	2,250	2,254
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
5.242%, TSFR3M + 0.920%, 10/17/2032 (A)(B)	2,258	2,251
Carbone CLO, Ser 2017-1A, Cl A1
5.727%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	97	98
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.554%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	169	169
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.567%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	297	297
Carlyle Global Market Strategies CLO, Ser 2024-4A, Cl A1RR
5.546%, TSFR3M + 1.220%, 07/20/2032 (A)(B)	387	387
CBAMR 2018-5, Ser 2025-5A, Cl A1R
5.452%, TSFR3M + 1.340%, 10/17/2038 (A)(B)	265	265
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	114	114
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	185	186

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding 2019-V, Ser 2025-5A, Cl A1R2
5.359%, TSFR3M + 1.270%, 10/15/2038 (A)(B)	$1,000	$1,000
CIFC Funding, Ser 2021-5A, Cl A1R1
5.719%, TSFR3M + 1.402%, 01/15/2035 (A)(B)	1,000	1,000
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	945	950
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	480	480
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	735	736
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	282	284
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	–	–
DLLAA LLC, Ser 2025-1A, Cl A2
4.700%, 10/20/2027 (A)	545	547
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	7	7
Dryden 94 CLO, Ser 2024-94A, Cl AR
5.678%, TSFR3M + 1.360%, 10/15/2037 (A)(B)	700	702
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	172	170
FirstKey Homes Trust, Ser 2022-SFR3, Cl A
4.250%, 07/17/2038 (A)	372	370
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	258	259
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	486	477
HINNT 2024-A LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	962	980
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	801	802
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	221	221
KKR CLO 21, Ser 2018-21, Cl A
5.579%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	244	244
KKR CLO, Ser 2017-11, Cl AR
5.759%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	184	184
Kubota Credit Owner Trust 2025-2, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	175	176
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	20	20
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	363	364

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	$1,150	$1,154
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	13	13
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	143	143
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	466	468
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	149	145
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	414	392
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	670	611
OCP CLO, Ser 2018-5A, Cl A1R
5.655%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	7	7
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.549%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	422	422
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	805	803
Palmer Square CLO, Ser 2021-3A, Cl A1R
5.589%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	760	763
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	800	804
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	545	554
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	74	74
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.476%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	1,600	1,602
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	1,357	1,362
STAR Trust, Ser 2024-SFR4, Cl A
6.113%, TSFR1M + 1.750%, 10/17/2041 (A)(B)	798	801
STAR Trust, Ser 2024-SFR4, Cl B
6.463%, TSFR1M + 2.100%, 10/17/2041 (A)(B)	425	426

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
STAR Trust, Ser 2025-SFR5, Cl A
5.814%, TSFR1M + 1.450%, 02/17/2042 (A)(B)	$400	$400
STAR Trust, Ser 2025-SFR5, Cl B
6.114%, TSFR1M + 1.750%, 02/17/2042 (A)(B)	800	801
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	2,600	2,620
Verizon Master Trust, Ser 2023-5, Cl A1A
5.610%, 09/08/2028	700	700
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	1,610	1,643
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	895	897
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	84	85
Voya CLO, Ser 2017-3A, Cl A1RR
5.386%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	1,200	1,202
Voya CLO, Ser 2018-2A, Cl A1R
5.550%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	169	169
Voya CLO, Ser 2018-3A, Cl A1R2
5.518%, TSFR3M + 1.200%, 10/15/2031 (A)(B)	733	733
Voya CLO, Ser 2024-2A, Cl AR
5.526%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,061	1,062
		45,259

Total Asset-Backed Securities
(Cost $123,714) ($ Thousands)		124,116

MORTGAGE-BACKED SECURITIES — 12.4%
Agency Mortgage-Backed Obligations — 3.7%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	1,333	1,308
FHLMC ARM
6.149%, H15T1Y + 2.150%, 02/01/2030(B)	1	1
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	8	8
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	526	524
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	950	909
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	165	150
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	253	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	$231	$229
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	261	260
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	1,840	1,816
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	941	927
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	281	280
FNMA
6.000%, 01/01/2027 to 04/01/2040	54	56
3.500%, 11/01/2034	92	92
3.000%, 10/01/2030	124	121
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
FNMA CMO, Ser 2001-33, Cl FA
4.913%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	116	115
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	511	481
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	164	162
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	290	289
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	429	443
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.363%, SOFR30A + 6.014%, 10/25/2028(B)	116	118
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	91	87
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	241	238
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	1,327	1,310
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	1,820	1,847
FNMA, Ser M4, Cl A2
2.659%, 12/25/2026(B)	1,055	1,034
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	311	303

		13,364
Non-Agency Mortgage-Backed Obligations — 8.7%
ALA Trust, Ser 2025-OANA, Cl A
6.107%, TSFR1M + 1.743%, 06/15/2040(A)(B)	1,765	1,773

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	$14	$14
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	77	76
BPR Trust, Ser 2021-TY, Cl A
5.529%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	1,000
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	55	54
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	142	133
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	78	76
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	227	211
BSPRT Issuer, Ser 2022-FL8, Cl A
5.843%, SOFR30A + 1.500%, 02/15/2037(A)(B)	269	269
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	22	22
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.349%, TSFR1M + 0.984%, 06/15/2038(A)(B)	614	614
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.178%, TSFR1M + 0.814%, 09/15/2036(A)(B)	523	522
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.478%, TSFR1M + 2.115%, 06/15/2027(A)(B)	475	478
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
5.428%, TSFR1M + 1.064%, 01/15/2034(A)(B)	434	434
BX Trust, Ser 2021-ARIA, Cl A
5.377%, TSFR1M + 1.014%, 10/15/2036(A)(B)	300	300
BX Trust, Ser 2021-LGCY, Cl A
4.984%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,196
BX Trust, Ser 2022-LBA6, Cl A
5.363%, TSFR1M + 1.000%, 01/15/2039(A)(B)	1,220	1,220
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl AAB
3.003%, 05/10/2049	7	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-GC37, Cl AAB
3.098%, 04/10/2049	$3	$3
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.408%, 02/25/2058(A)(B)	83	82
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	181	167
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	94	88
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	295	256
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	418	354
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	136	125
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	735	631
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	676	587
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	291	264
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.998%, SOFR30A + 1.650%, 12/25/2041(A)(B)	555	559
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.248%, SOFR30A + 1.900%, 12/25/2041(A)(B)	1,575	1,590
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.648%, SOFR30A + 2.300%, 01/25/2043(A)(B)	218	222
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.848%, SOFR30A + 2.500%, 04/25/2043(A)(B)	179	182
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	312	310
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	352	291
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	295	268
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	71	68

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	$127	$113
ELM Trust, Ser 2024-ELM, Cl A15
5.994%, 06/10/2039(A)(B)	700	705
ELM Trust, Ser 2024-ELM, Cl A10
5.801%, 06/10/2039(A)(B)	415	419
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.180%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,051	1,051
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.858%, TSFR1M + 1.494%, 07/15/2038(A)(B)	425	425
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.648%, SOFR30A + 1.300%, 02/25/2042(A)(B)	101	101
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.598%, SOFR30A + 1.250%, 05/25/2044(A)(B)	352	353
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.598%, SOFR30A + 1.250%, 03/25/2044(A)(B)	160	160
FNMA Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.500%, SOFR30A + 1.150%, 03/25/2044(A)(B)	207	207
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.813%, TSFR1M + 1.450%, 12/15/2039(A)(B)	950	950
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
5.101%, 09/10/2038(A)(B)	810	809
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	178	176
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
6.005%, TSFR1M + 1.642%, 06/15/2041(A)(B)	800	801
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	462	405
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	313	267
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	346	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	$33	$32
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	179	177
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.607%, 10/25/2029(A)(B)	370	363
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.187%, TSFR1M + 0.864%, 04/25/2046(A)(B)	86	84
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	60	58
MF1, Ser 2022-FL8, Cl A
5.703%, TSFR1M + 1.350%, 02/19/2037(A)(B)	539	539
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	80	77
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.578%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,640	1,642
MHP, Ser 2021-STOR, Cl A
5.179%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	325
MHP, Ser 2022-MHIL, Cl A
5.178%, TSFR1M + 0.815%, 01/15/2039(A)(B)	20	20
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	16	16
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	216	213
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,250	1,227
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	366	357
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	151	145
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	162	162
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	22	22
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	209	207

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	$97	$94
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	237	231
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.791%, 09/25/2057(A)(B)	102	97
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	47	46
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl A
5.576%, TSFR1M + 1.213%, 02/15/2042(A)(B)	300	299
OBX Trust, Ser 2018-1, Cl A2
5.087%, TSFR1M + 0.764%, 06/25/2057(A)(B)	15	15
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.885%, SOFRRATE + 0.482%, 11/15/2038(A)(B)	39	39
PRPM 2025-RCF3 LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	378	381
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	6	6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	3	3
SREIT Trust, Ser 2021-MFP, Cl A
5.208%, TSFR1M + 0.845%, 11/15/2038(A)(B)	151	151
SREIT Trust, Ser 2021-MFP, Cl B
5.557%, TSFR1M + 1.194%, 11/15/2038(A)(B)	755	755
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	28	27
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	251	228
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	34	34
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	109	108
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	70	69
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	242	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	$314	$311
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	94	93
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	207	187
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	159	143
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	219	195
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	303	283
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	171	162
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.580%, 03/25/2036(B)	–	–
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/2049	2	2
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl ASB
2.911%, 06/15/2049	39	39
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	164	162
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	56	56

		31,813
Total Mortgage-Backed Securities
(Cost $45,773) ($ Thousands)		45,177

U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bills
4.319%, 09/30/2025 (D)	5,475	5,457
4.248%, 10/21/2025 (D)	3,675	3,654
U.S. Treasury Notes
3.750%, 06/30/2027	5,450	5,459
3.625%, 08/31/2027	5,200	5,201
3.250%, 06/30/2027	13,525	13,431
1.250%, 12/31/2026	6,700	6,483

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.375%, 11/30/2025	$1,450	$1,437

Total U.S. Treasury Obligations
(Cost $41,031) ($ Thousands)		41,122

MUNICIPAL BONDS — 1.9%
New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	1,280	1,286

New York — 1.2%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	701
City of New York New York, Ser H, GO
4.542%, 02/01/2027	480	483
New York City Transitional Finance Authority, RB
4.724%, 11/01/2026	2,205	2,221
New York City Transitional Finance Authority, Sub-Ser, RB
4.507%, 11/01/2026	875	880

		4,285

Pennsylvania — 0.4%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	625	632
Pennsylvania Higher Educational Facilities Authority, RB, AG
4.961%, 11/01/2025	440	440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	$415	$417

		1,489

Total Municipal Bonds
(Cost $7,020) ($ Thousands)		7,060

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	1,178,900	1,179
Total Cash Equivalent
(Cost $1,179) ($ Thousands)		1,179
	Face Amount (Thousands)

REPURCHASE AGREEMENTS(E) — 0.9%
Barclays
4.330%, dated 08/29/2025 to be repurchased on 09/02/2025, repurchase price $1,600,770 (collateralized by a U.S. Government Agency, par value $1,722,000, 2.875%, 05/15/2032, with a total market value of $1,632,062)	$1,600	1,600
BNP Paribas
4.340%, dated 08/29/2025 to be repurchased on 09/02/2025, repurchase price $1,500,723 (collateralized by various U.S. Government Agencies, par value ranging $96,310 - $13,069,219, 4.000% - 6.968%, 08/01/2030 - 02/01/2054, with a total market value of $1,530,000)	1,500	1,500

Total Repurchase Agreements
(Cost $3,100) ($ Thousands)		3,100

Total Investments in Securities — 101.3%
(Cost $368,618) ($ Thousands)		$369,276

Percentages are based on Net Assets of $364,661 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $148,933 ($Thousands), representing 40.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,102	$74,034	$(75,957)	$—	$—	$1,179	$33	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.2%
Angola — 0.5%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$1,760	$1,686
Angolan Government International Bond
9.375%, 05/08/2048		2,753	2,283
8.750%, 04/14/2032		2,840	2,622
Angolan Government International Bond MTN
8.000%, 11/26/2029		1,530	1,450
			8,041

Argentina — 1.8%
Argentine Republic Government International Bond
4.250%, 01/09/2038(A)	EUR	730	557
4.125%, 07/09/2027(A)		$7,966	4,859
4.125%, 07/09/2027(A)		13,000	8,258
4.000%, 07/09/2026(A)	EUR	783	524
3.875%, 07/09/2027(A)		3,700	2,649
3.500%, 07/09/2041(A)		$2,764	1,614
0.750%, 07/09/2027(A)		7,317	5,479
0.125%, 07/09/2030	EUR	1,425	1,229
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(A)		$4,745	3,228
Republic of Argentina
29.500%, 05/30/2030	ARS	1,750,000	1,272
0.000% 12/15/2035 (B)(C)	EUR	2,258	237
			29,906

Armenia — 0.1%
Armenia International Bond
3.600%, 02/02/2031		$742	667
Republic of Armenia International Bond
6.750%, 03/12/2035		1,200	1,219
			1,886

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		2,265	2,096

Bahamas — 0.9%
Bahamas Government International Bond
8.950%, 10/15/2032		6,535	7,041
8.250%, 06/24/2036(D)		7,690	7,948
			14,989

Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/2028		1,990	2,081
6.750%, 09/20/2029		3,452	3,584
6.000%, 09/19/2044		2,610	2,284
Bahrain Government International Bond MTN
6.250%, 01/25/2051		7,450	6,513
CBB International Sukuk Programme WLL
6.250%, 07/07/2033(D)		802	813

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.950%, 09/16/2027		$5,173	$5,043
			20,318

Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035(D)		2,800	2,816

Benin — 0.0%
Benin Government International Bond
8.375%, 01/23/2041(D)		602	605

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		306	276

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	1,408

Brazil — 4.1%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		320	246
8.000%, 10/15/2034		2,850	2,029
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	2,124	1,556
6.000%, 08/15/2050		5,848	4,246
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		43,984	7,878
10.000%, 01/01/2029		62,029	10,484
10.000%, 01/01/2031		59,748	9,579
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		5,500	4,152
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		56,081	8,640
10.000%, 01/01/2035		25,101	3,740
Brazilian Government International Bond
6.625%, 03/15/2035		$11,513	11,766
4.750%, 01/14/2050		1,595	1,147
Raizen Fuels Finance
6.250%, 07/08/2032(D)		717	700
Yinson Bergenia Production BV
8.498%, 01/31/2045(D)		600	627
Yinson Boronia Production BV
8.947%, 07/31/2042		1,570	1,713
			68,503

Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(D)	EUR	500	611

Cameroon — 0.2%
Cameroon International Bond
5.950%, 07/07/2032		3,773	3,587

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Cameroon International Bond
9.500%, 07/31/2031		$331	$315
			3,902

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		500	518

Cayman Islands — 0.1%
Neon Capital MTN
1.998%, 01/06/2028(B)	JPY	142,938	944

Chile — 1.5%
Bonos de la Tesoreria de la Republica en pesos (D)
6.000%, 04/01/2033	CLP	1,050,000	1,120
5.000%, 10/01/2028		1,800,000	1,865
4.700%, 09/01/2030		4,450,000	4,491
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$684	691
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		1,029	1,072
Chile Government International Bond
4.950%, 01/05/2036		4,024	3,974
3.100%, 05/07/2041		997	743
2.550%, 07/27/2033		3,737	3,184
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,318	2,425
5.950%, 07/30/2034		395	408
Nacional del Cobre de Chile
6.780%, 01/13/2055		3,598	3,701
6.780%, 01/13/2055(D)		1,755	1,805
			25,479

China — 0.4%
China Government International Bond
4.125%, 11/20/2027(D)		5,035	5,127
4.125%, 11/20/2027		539	549
1.250%, 10/26/2026		1,574	1,532
			7,208

Colombia — 4.7%
Colombia Government International Bond
8.500%, 04/25/2035		10,032	10,876
5.625%, 02/26/2044		4,555	3,620
5.200%, 05/15/2049		900	659
5.000%, 06/15/2045		8,628	6,291
4.125%, 02/22/2042		4,398	3,057
Colombian TES
13.250%, 02/09/2033	COP	25,012,200	6,637
11.500%, 07/25/2046		3,171,200	748
11.000%, 08/22/2029		29,900,000	7,476
7.750%, 09/18/2030		11,738,200	2,567
7.250%, 10/18/2034		49,546,000	9,395
7.250%, 10/26/2050		25,983,900	4,098

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 03/26/2031	COP	36,000,000	$7,387
7.000%, 06/30/2032		1,632,000	320
6.250%, 07/09/2036		20,312,000	3,471
6.000%, 04/28/2028		15,754,000	3,576
5.750%, 11/03/2027		10,090,600	2,342
Ecopetrol
8.375%, 01/19/2036		$650	658
5.875%, 05/28/2045		3,950	2,914
EnfraGen Energia Sur
5.375%, 12/30/2030		840	776
EnfraGen Energia Sur SAU
8.499%, 06/30/2032(D)		500	515
Grupo Nutresa
9.000%, 05/12/2035(D)		939	1,038
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	3,448,381	719
			79,140

Costa Rica — 0.6%
Costa Rica Government International Bond
7.158%, 03/12/2045		$3,450	3,612
7.000%, 04/04/2044		1,510	1,563
6.550%, 04/03/2034		4,434	4,697
			9,872

Côte d'Ivoire — 0.4%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037		595	593
8.250%, 01/30/2037(D)		417	415
8.075%, 04/01/2036(D)		2,060	2,045
8.075%, 04/01/2036		200	198
6.625%, 03/22/2048	EUR	3,141	2,967
			6,218

Czechia — 0.3%
Czechia Government Bond
1.950%, 07/30/2037	CZK	7,800	288
1.500%, 04/24/2040		137,000	4,425
			4,713

Dominican Republic — 1.1%
Dominican Republic Central Bank Notes
13.000%, 01/30/2026(D)	DOP	46,000	730
Dominican Republic International Bond
11.250%, 09/15/2035		8,000	139
10.750%, 06/01/2036		55,600	944
7.050%, 02/03/2031		$826	881
6.950%, 03/15/2037		10,302	10,740
5.300%, 01/21/2041		6,250	5,506
			18,940

Ecuador — 1.2%
Ecuador Government International Bond
15.410%, 07/31/2030(E)		2,374	1,773
6.900%, 07/31/2030(A)		5,364	4,804

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.900%, 07/31/2035(A)		$15,301	$11,514
5.000%, 07/31/2026(A)		3,007	1,949
			20,040

Egypt — 2.9%
Egypt Government Bond
25.318%, 08/13/2027	EGP	281,599	5,865
24.458%, 10/01/2027		24,600	507
Egypt Government International Bond
8.875%, 05/29/2050		$3,055	2,622
8.700%, 03/01/2049		7,054	5,948
8.625%, 02/04/2030(D)		2,390	2,461
8.625%, 02/04/2030		707	728
8.500%, 01/31/2047		13,309	11,071
Egypt Government International Bond MTN
6.375%, 04/11/2031	EUR	1,180	1,291
Egypt Treasury Bills
29.438%, 11/04/2025(E)	EGP	190,650	3,743
28.697%, 10/21/2025(E)		49,250	977
28.074%, 09/16/2025(E)		70,425	1,433
27.834%, 11/18/2025(E)		14,500	282
27.233%, 10/07/2025(E)		23,725	475
26.892%, 09/30/2025(E)		101,550	2,045
26.640%, 12/30/2025(E)		207,650	3,921
26.289%, 12/09/2025(E)		44,200	847
26.165%, 10/28/2025(E)		102,300	2,018
23.992%, 04/28/2026(E)		111,800	1,961
			48,195

El Salvador — 0.4%
El Salvador Government International Bond
9.650%, 11/21/2054		$2,654	2,760
9.500%, 07/15/2052		784	807
7.625%, 02/01/2041		150	138
7.125%, 01/20/2050		3,350	2,791
			6,496

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(F)		2,656	2,409

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		300	303
Gabon Government International Bond
7.000%, 11/24/2031		3,846	3,141
			3,444

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		2,240	2,184

Ghana — 0.8%
Ghana Government International Bond
5.029%, 01/03/2030(E)		285	240
5.000%, 07/03/2028(A)		5,805	5,570

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 07/03/2028(A)		$6,992	$5,745
5.000%, 07/03/2028(A)(D)		300	288
4.780%, 07/03/2026(E)		2,024	1,941
			13,784

Guatemala — 0.8%
Guatemala Government Bond
6.875%, 08/15/2055(D)		707	710
6.600%, 06/13/2036(D)		1,405	1,468
6.600%, 06/13/2036		5,494	5,741
6.250%, 08/15/2036(D)		660	677
6.125%, 06/01/2050		3,282	3,041
4.500%, 05/03/2026		1,522	1,513
			13,150

Honduras — 0.0%
Honduras Government International Bond
5.625%, 06/24/2030		736	706

Hungary — 2.0%
Hungary Government Bond
6.750%, 10/22/2028	HUF	1,500,000	4,463
4.500%, 03/23/2028		1,400,000	3,948
3.250%, 10/22/2031		389,450	951
3.000%, 10/27/2038		630,890	1,201
3.000%, 04/25/2041		883,820	1,569
Hungary Government International Bond
6.750%, 09/23/2055(D)		$5,570	5,738
6.125%, 05/22/2028		2,434	2,537
6.000%, 09/26/2035		1,350	1,385
6.000%, 09/26/2035(D)		560	574
5.500%, 03/26/2036		6,805	6,701
5.375%, 09/26/2030(D)		1,559	1,596
3.125%, 09/21/2051		4,523	2,735
			33,398

India — 1.0%
Adani Green Energy UP
6.700%, 03/12/2042		3,426	3,216
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		1,086	899
Export-Import Bank of India MTN
3.250%, 01/15/2030		345	329
2.250%, 01/13/2031		3,104	2,785
India Government Bond
7.360%, 09/12/2052	INR	225,000	2,556
7.300%, 06/19/2053		600,010	6,823
			16,608

Indonesia — 7.1%
Indonesia Asahan Aluminium
5.800%, 05/15/2050		$1,183	1,145
Indonesia Government International Bond
5.650%, 01/11/2053		3,746	3,723
4.850%, 01/11/2033		300	302
4.650%, 09/20/2032		1,809	1,807

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.550%, 03/31/2032		$2,586	$2,427
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	17,056,000	1,146
8.750%, 05/15/2031		16,958,000	1,167
8.375% 03/15/2034		4,036,000	277
8.375%, 04/15/2039		27,396,000	1,903
8.250%, 05/15/2029		47,387,000	3,126
8.250%, 05/15/2036		72,413,000	4,999
7.500%, 08/15/2032		25,757,000	1,675
7.500%, 06/15/2035		5,000,000	327
7.500%, 05/15/2038		9,569,000	622
7.500%, 04/15/2040		31,245,000	2,022
7.125%, 06/15/2038		138,479,000	8,724
7.125%, 08/15/2040		41,088,000	2,590
7.125%, 06/15/2042		6,817,000	426
7.125%, 06/15/2043		61,002,000	3,808
7.125%, 08/15/2045		30,157,000	1,881
7.000% 05/15/2027		6,540,000	407
7.000%, 09/15/2030		75,868,000	4,843
7.000%, 02/15/2033		81,212,000	5,149
6.875%, 04/15/2029		186,892,000	11,814
6.875%, 08/15/2051		35,626,000	2,160
6.750%, 07/15/2035		225,182,000	14,059
6.625%, 02/15/2034		77,756,000	4,805
6.500%, 07/15/2030		135,230,000	8,492
6.500%, 02/15/2031		40,160,000	2,512
6.500%, 04/15/2036		105,000,000	6,429
6.375%, 08/15/2028		52,000,000	3,226
LLPL Capital Pte
6.875%, 02/04/2039		$140	145
Pertamina Hulu Energi
5.250%, 05/21/2030(D)		2,852	2,919
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(D)		8,624	8,677
			119,734

Iraq — 0.6%
Iraq Government International Bond
5.800%, 01/15/2028		6,269	6,219
Iraq International Bond
5.800%, 01/15/2028		4,359	4,325
			10,544

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		2,000	2,630
Leviathan Bond
6.750%, 06/30/2030(D)		370	366
State of Israel
3.800%, 05/13/2060		3,220	2,081
			5,077

Jamaica — 0.3%
Kingston Airport Revenue Finance
6.750%, 12/15/2036(D)		1,744	1,799

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
NCB Financial Group
11.000%, 07/31/2030(D)		$3,800	$3,803
			5,602

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(D)		1,698	1,773
7.500%, 01/13/2029		320	334
7.375%, 10/10/2047		4,900	4,549
5.850%, 07/07/2030		725	716
			7,372

Kazakhstan — 0.5%
Kazakhstan Government International Bond (D)
5.500%, 07/01/2037		1,000	1,016
5.000%, 07/01/2032		5,382	5,459
KazMunayGas National JSC
6.375%, 10/24/2048		1,968	1,887
			8,362

Kenya — 0.6%
Republic of Kenya Government International Bond
9.750%, 02/16/2031		872	918
9.500%, 03/05/2036		2,115	2,091
9.500%, 03/05/2036(D)		1,566	1,547
8.250%, 02/28/2048		5,344	4,589
7.000%, 05/22/2027		733	744
			9,889

Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(D)		710	715

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		950	971

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(F)		8,218	1,608
8.200%, 05/17/2033(F)		6,282	1,234
Lebanon Government International Bond MTN
8.250%, 04/12/2021(F)		10,560	2,061
7.000%, 03/20/2028(F)		375	73
6.400%, 05/26/2023(F)		2,645	517
6.375%, 12/31/2023(F)		3,638	711
6.250%, 05/27/2022(F)		409	80
			6,284

Luxembourg — 0.2%
Delphos Securities SARL - Compartment Bernina
7.625%, 04/08/2035	EUR	2,700	3,092

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Malaysia — 6.0%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		$574	$582
Malaysia Government Bond
4.893%, 06/08/2038	MYR	41,419	11,129
4.696%, 10/15/2042		2	–
4.642%, 11/07/2033		26,323	6,794
4.504%, 04/30/2029		1,300	323
4.498% 04/15/2030		8,537	2,138
4.457%, 03/31/2053		3,389	875
4.065%, 06/15/2050		15,006	3,670
3.955% 09/15/2025		67,021	15,868
3.906%, 07/15/2026		13,402	3,203
3.900% 11/30/2026		5,372	1,288
3.899%, 11/16/2027		2,065	498
3.885%, 08/15/2029		16,004	3,894
3.828%, 07/05/2034		31,195	7,616
3.757%, 05/22/2040		16,000	3,853
3.733%, 06/15/2028		17,885	4,310
3.582%, 07/15/2032		27,792	6,687
3.519%, 04/20/2028		27,867	6,680
3.502% 05/31/2027		13,158	3,144
2.632%, 04/15/2031		28,669	6,570
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	492
4.119%, 11/30/2034		5,418	1,355
Petronas Capital
5.848%, 04/03/2055(D)		$3,371	3,446
5.848%, 04/03/2055		200	204
Petronas Capital MTN
3.500%, 04/21/2030		717	697
3.404%, 04/28/2061		5,464	3,609
2.480%, 01/28/2032		2,314	2,065
			100,990

Mexico — 7.3%
Braskem Idesa SAPI
6.990%, 02/20/2032		3,800	2,628
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(D)		2,982	3,024
Mexican Bonos
8.500%, 03/01/2029	MXN	140,000	7,567
8.500% 05/31/2029		90,000	4,866
8.500%, 02/28/2030		230,000	12,391
8.500% 11/18/2038		120,317	6,085
8.000%, 11/07/2047		139,941	6,409
8.000%, 07/31/2053		140,111	6,345
7.750% 05/29/2031		195,924	10,167
7.750% 11/23/2034		67,798	3,387
7.750% 11/13/2042		121,891	5,553
7.500% 06/03/2027		80,825	4,311
7.500%, 05/26/2033		87,510	4,369
Mexico Government International Bond
7.375%, 05/13/2055		$2,900	3,041

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico Government International Bond MTN
5.625%, 03/19/2114	GBP	10,100	$9,378
Petroleos Mexicanos
7.690%, 01/23/2050		$20,960	17,915
6.375%, 01/23/2045		7,106	5,453
Petroleos Mexicanos MTN
6.750%, 09/21/2047		12,744	9,988
			122,877

Mongolia — 0.1%
Development Bank of Mongolia LLC
8.500%, 07/03/2028		1,200	1,218
Mongolia Government International Bond
8.650%, 01/19/2028		368	388
6.625%, 02/25/2030(D)		317	318
			1,924

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	317

Morocco — 0.2%
Morocco Government International Bond
4.000%, 12/15/2050		1,000	703
OCP
7.500%, 05/02/2054(D)		2,239	2,311
7.500%, 05/02/2054		746	771
			3,785

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(A)		1,601	1,425

Nigeria — 2.1%
Nigeria Government International Bond
10.375%, 12/09/2034		4,828	5,299
10.375%, 12/09/2034(D)		996	1,093
7.625%, 11/21/2025		2,986	2,984
Nigeria Government International Bond MTN
8.250%, 09/28/2051		4,300	3,788
7.375%, 09/28/2033		2,416	2,271
6.125%, 09/28/2028		1,913	1,878
Nigeria OMO Bill
29.384%, 09/30/2025(E)	NGN	4,236,924	2,704
27.273%, 01/06/2026(E)		7,720,302	4,604
26.727%, 12/02/2025(E)		4,531,685	2,763
26.681%, 12/09/2025(E)		4,900,000	3,045
24.810%, 02/23/2026(E)		3,200,000	1,846
23.669%, 03/31/2026(E)		5,450,000	3,079
21.915%, 02/10/2026(E)		538,400	323
			35,677

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
North Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	1,200	$1,322

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031		$3,499	3,630
5.662%, 07/03/2031(D)		1,436	1,490
Mazoon Assets SAOC
5.250%, 10/09/2031(D)		1,101	1,114
5.250%, 10/09/2031		365	370
Oman Government International Bond
6.750%, 10/28/2027		4,558	4,766
6.750%, 01/17/2048		5,542	5,920
OQ SAOC MTN
5.125%, 05/06/2028		808	815
			18,105

Pakistan — 0.4%
Pakistan Government International Bond
6.875%, 12/05/2027		3,192	3,150
Pakistan Government International Bond MTN
8.875%, 04/08/2051		2,200	1,938
7.375%, 04/08/2031		300	284
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		950	861
			6,233

Panama — 1.0%
Panama Government International Bond
8.125%, 04/28/2034		699	781
8.000%, 03/01/2038		3,809	4,204
4.500%, 04/16/2050		1,700	1,208
4.500%, 04/01/2056		5,903	4,068
3.875%, 03/17/2028		1,816	1,776
2.252%, 09/29/2032		5,778	4,569
			16,606

Paraguay — 0.2%
Paraguay Government International Bond
5.850%, 08/21/2033		2,234	2,305
4.950%, 04/28/2031		1,009	1,007
			3,312

Peru — 3.4%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043(D)	PEN	500	150
Peru Government Bond
7.600%, 08/12/2039(D)		13,811	4,184
7.300%, 08/12/2033(D)		15,986	4,982
6.950%, 08/12/2031		11,515	3,577
6.900%, 08/12/2037		4,442	1,285
6.150%, 08/12/2032		8,700	2,580

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.400%, 08/12/2034	PEN	58,040	$15,697
5.350%, 08/12/2040		3,450	845
Peru LNG Srl
5.375%, 03/22/2030		$1,667	1,585
Peruvian Government International Bond
6.200%, 06/30/2055		4,298	4,349
5.940%, 02/12/2029	PEN	9,751	2,897
5.500%, 03/30/2036		$4,226	4,259
3.600%, 01/15/2072		1,000	606
Petroleos del Peru
5.625%, 06/19/2047		16,636	11,271
			58,267

Philippines — 1.2%
Philippine Government Bond
6.375%, 07/27/2030	PHP	100,000	1,789
6.250%, 02/28/2029		230,000	4,092
Philippine Government International Bond
5.170%, 10/13/2027		$3,765	3,838
3.200%, 07/06/2046		1,300	929
2.950%, 05/05/2045		400	278
2.650%, 12/10/2045		3,767	2,473
1.950%, 01/06/2032		8,515	7,318
			20,717

Poland — 3.7%
ORLEN
6.000%, 01/30/2035(D)		643	665
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	40,000	11,846
6.000%, 10/25/2033		11,974	3,436
5.000%, 10/25/2034		14,841	3,950
2.750% 04/25/2028		1,960	515
1.750%, 04/25/2032		53,952	12,051
1.250%, 10/25/2030		17,000	3,903
Republic of Poland Government International Bond
5.500%, 04/04/2053		$350	328
5.500%, 03/18/2054		4,706	4,411
5.375%, 02/12/2035		11,084	11,336
5.125%, 09/18/2034		6,250	6,302
4.875%, 02/12/2030		3,990	4,099
			62,842

Romania — 3.4%
Romania Government Bond
8.250%, 09/29/2032	RON	35	8
8.000%, 04/29/2030		47,500	11,172
7.650%, 07/27/2031		13,300	3,077
7.500%, 07/27/2033		2,865	658
7.350%, 04/28/2031		7,880	1,807
7.100%, 07/31/2034		17,625	3,984
6.850%, 07/29/2030		7,695	1,724
6.750%, 04/25/2035		100	22
6.300%, 04/25/2029		20,000	4,446

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 02/12/2029	RON	3,100	$664
4.850%, 07/25/2029		12,500	2,636
4.150%, 10/24/2030		1,920	382
Romania Government International Bond
7.500%, 02/10/2037		$9,280	9,876
6.375%, 01/30/2034		2,200	2,207
5.750%, 09/16/2030(D)		2,710	2,735
5.750%, 03/24/2035		7,602	7,211
5.125%, 06/15/2048		1,320	1,036
4.000%, 02/14/2051		1,420	913
3.000%, 02/14/2031		3,528	3,110
			57,668

Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(D)		600	30
6.800%, 11/22/2025(G)		240	7
			37

Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		1,110	974

Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		1,698	1,711
Saudi Government International Bond MTN
5.000%, 01/18/2053		10,632	9,249
4.750%, 01/16/2030		5,358	5,443
4.750%, 01/16/2030(D)		6,591	6,695
4.625%, 10/04/2047		5,839	4,944
3.750%, 01/21/2055		1,870	1,293
			29,335

Senegal — 0.2%
Senegal Government International Bond
7.750%, 06/10/2031		597	493
6.750%, 03/13/2048		1,650	1,049
6.250%, 05/23/2033		1,029	763
5.375%, 06/08/2037	EUR	560	432
4.750%, 03/13/2028		650	669
			3,406

Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$2,904	2,976
2.125%, 12/01/2030		1,253	1,077
Serbia International Bond MTN
2.050%, 09/23/2036	EUR	2,126	1,921
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		$291	293
			6,267

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa — 6.0%
Eskom Holdings SOC Ltd MTN
7.500%, 09/15/2033	ZAR	52,000	$2,495
Republic of South Africa Government Bond
11.625%, 03/31/2053		28,535	1,734
9.000%, 01/31/2040		269,512	13,465
8.875% 02/28/2035		167,790	9,061
8.750% 01/31/2044		333,964	15,712
8.750% 02/28/2048		283,147	13,182
8.500% 01/31/2037		61,681	3,104
8.250% 03/31/2032		75,475	4,149
8.000%, 01/31/2030		211,177	11,884
7.000% 02/28/2031		43,300	2,296
6.500% 02/28/2041		61,942	2,430
6.250% 03/31/2036		45,025	1,947
Republic of South Africa Government International Bond
7.950%, 11/19/2054		$2,701	2,614
7.100%, 11/19/2036		1,586	1,598
5.750%, 09/30/2049		14,659	11,135
4.300%, 10/12/2028		2,955	2,889
Transnet SOC
8.250%, 02/06/2028		810	850
			100,545

Sri Lanka — 0.7%
Sri Lanka Government International Bond
3.600%, 08/15/2027(A)		3,888	3,266
3.600%, 08/15/2027(A)(D)		1,695	1,424
3.600%, 11/15/2027(A)		343	288
3.600%, 11/15/2027(A)(D)		230	193
3.600%, 12/15/2027(A)(D)		3,518	2,525
3.600%, 12/15/2027(A)		1,033	741
3.350%, 09/15/2027(A)		3,146	2,621
			11,058

Supranational — 2.3%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	340,000	3,916
Asian Development Bank
20.000%, 03/27/2026	NGN	352,000	229
4.500%, 05/30/2028	PEN	5,500	1,531
Asian Development Bank MTN
10.100%, 01/23/2026	COP	4,813,000	1,195
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	649
6.650%, 06/30/2033		588,000	6,577
European Bank for Reconstruction & Development
22.500%, 07/31/2026	NGN	775,000	511
21.000%, 07/21/2026		650,000	421
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	360,000	4,142

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029	INR	192,500	$2,207
6.750%, 07/13/2029		264,300	3,015
6.500%, 04/17/2030		400,000	4,508
2.500%, 01/13/2031	CNY	38,000	5,481
International Finance MTN
9.900%, 08/16/2028(E)	COP	23,400,000	4,437
			38,819

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033		$2,095	2,079

Swaziland — 0.1%
Eswatini Government Bond
12.175%, 08/01/2030	ZAR	13,000	733
Eswatini Government Bond MTN
11.875%, 05/08/2027		16,000	924
			1,657

Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$1,958	1,942

Thailand — 1.4%
Thailand Government Bond
3.450%, 06/17/2043	THB	150,046	5,835
3.390%, 06/17/2037		46,787	1,756
3.350%, 06/17/2033		90,419	3,219
3.300%, 06/17/2038		79,242	2,957
2.875%, 06/17/2046		4,865	177
2.800%, 06/17/2034		62,493	2,168
2.750%, 06/17/2052		2,778	100
2.650%, 06/17/2028		150,000	4,820
2.000%, 06/17/2042		76,757	2,480
1.600%, 12/17/2029		15,120	475
1.600%, 06/17/2035		2,000	63
1.585%, 12/17/2035		1,182	37
			24,087

Trinidad & Tobago — 0.4%
Heritage Petroleum
9.000%, 08/12/2029		$900	930
Port of Spain Waterfront Development
7.875%, 02/19/2040		2,417	2,394
7.875%, 02/19/2040(D)		2,106	2,086
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,109
			6,519

Turkey — 3.9%
Hazine Mustesarligi Varlik Kiralama (D)
8.509%, 01/14/2029		2,544	2,752
6.750%, 09/01/2030		4,450	4,568

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
TC Ziraat Bankasi
7.250%, 02/04/2030(D)		$2,491	$2,553
Turkiye Government Bond
41.000%, 05/05/2027	TRY	100,000	2,566
36.000%, 08/12/2026		200,000	4,830
32.600%, 02/10/2027		120,000	2,816
30.000%, 09/12/2029		420,000	9,541
27.700%, 09/27/2034		40,618	947
26.200%, 10/05/2033		396,910	8,934
Turkiye Government International Bond
9.875%, 01/15/2028		$3,520	3,863
7.250%, 05/29/2032		2,560	2,642
5.750%, 05/11/2047		13,200	10,241
4.875%, 04/16/2043		1,200	872
Turkiye Ihracat Kredi Bankasi
6.875%, 07/03/2028(D)		1,327	1,348
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		7,350	7,023
			65,496

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(F)	EUR	749	763
NPC Ukrenergo
6.875%, 11/09/2028(F)		$1,085	871
Ukraine Government International Bond
16.547%, 02/01/2027(A)		314	159
12.961%, 02/01/2027(A)		3,646	1,451
8.945%, 02/01/2027(A)		5,734	2,971
8.945%, 02/01/2027(A)(D)		803	416
8.311%, 02/01/2027(A)		826	429
7.750%, 08/01/2041 (B)(F)		2,350	1,811
4.500%, 02/01/2027(A)(D)		4,352	2,310
4.500%, 02/01/2027(A)		2,680	1,422
4.500%, 02/01/2027(A)		991	522
4.500%, 02/01/2027(A)		851	457
4.500%, 02/01/2027(A)		244	158
			13,740

United Arab Emirates — 1.4%
Abu Dhabi Developmental Holding PJSC
4.500%, 05/06/2030(D)		4,090	4,130
4.500%, 05/06/2030		451	455
Abu Dhabi Government International Bond
3.125%, 09/30/2049		8,293	5,759
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		2,025	1,795
Adnoc Murban Rsc
4.500%, 09/11/2034(D)		3,923	3,880
4.500%, 09/11/2034		3,812	3,770
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		4,146	2,731

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pearl Petroleum
13.000%, 05/15/2028(D)		$1,300	$1,398
			23,918

Uruguay — 1.2%
Oriental Republic of Uruguay
5.250%, 09/10/2060		700	634
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	35,810	988
5.750%, 10/28/2034		$7,524	7,969
5.442%, 02/14/2037		1,240	1,284
5.100%, 06/18/2050		479	443
Uruguay Monetary Regulation Bill
9.655%, 09/03/2025(E)	UYU	148,700	3,713
9.404%, 09/17/2025(E)		25,900	645
9.336%, 10/01/2025(E)		58,740	1,457
9.264%, 10/08/2025(E)		133,600	3,308
8.566%, 06/05/2026(E)		21,900	514
			20,955

Uzbekistan — 1.4%
Jscb Agrobank
9.250%, 10/02/2029		$500	537
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	5,000,000	411
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(D)		10,210,000	826
15.500%, 02/25/2028(D)		72,500,000	5,881
6.947%, 05/25/2032(D)		$1,137	1,209
6.947%, 05/25/2032		700	744
5.375%, 05/29/2027	EUR	1,390	1,673
3.900%, 10/19/2031		$2,591	2,353
TBC Bank Group
22.000%, 06/05/2028		38,700,000	3,181
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	18,200,000	1,497
8.950%, 07/24/2029		$1,400	1,498
Uzbekneftegaz JSC
8.750%, 05/07/2030(D)		1,300	1,377
4.750%, 11/16/2028		2,214	2,091
			23,278

Venezuela — 1.1%
La Electricidad de Caracas
8.500%, 04/10/2018(F)		2,876	194
Petroleos de Venezuela
12.750%, 02/17/2022(F)		11,400	1,921
9.750%, 05/17/2035(F)		14,962	2,528
6.000%, 05/16/2024(F)		5,747	871
6.000%, 05/16/2024(F)		4,473	678
6.000%, 11/15/2026(F)		7,135	1,081
5.500%, 04/12/2037(F)		1,373	208
5.375%, 04/12/2027(F)		4,425	668
Venezuela Government International Bond
12.750%, 08/23/2022(F)		10,712	2,277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
11.950%, 08/05/2031(F)	$17,499	$3,852
9.000%, 05/07/2026(F)	9,629	1,903
7.750%, 10/13/2019(F)	15,451	2,574
		18,755

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(D)	1,142	1,128

Zambia — 0.2%
Zambia Government International Bond
5.750%, 06/30/2031(A)	2,536	2,373
0.500%, 12/31/2053	2,602	1,739
		4,112

Total Global Bonds
(Cost $1,494,508) ($ Thousands)		1,556,619

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bills
4.304%, 09/02/2025 (E)	3,000	3,000
4.254%, 09/09/2025 (E)	2,800	2,798
U.S. Treasury Notes
4.247%, USBMMY3M + 0.160%, 04/30/2027 (B)	8,070	8,069
4.246%, USBMMY3M + 0.159%, 07/31/2027 (B)	15,000	14,996
3.125%, 08/31/2029	7,200	7,065

Total U.S. Treasury Obligations
(Cost $35,656) ($ Thousands)		35,928

	Number of Participation Notes
LOAN PARTICIPATION NOTES — 0.7%
Cote d'Ivoire — 0.6%
Republic of Cote d'Ivoire, Term Loan, 1st Lien, Expires 03/18/2026	4,040,000	4,705
Republic of Cote d'Ivoire, Term Loan, 1st Lien, Expires 07/17/2026	3,613,000	4,244

		8,949

Serbia — 0.1%
Telekom SRBIJA, Term Loan, 1st Lien, Expires 06/13/2029 (H)	1,700,000	1,970

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)
LOAN PARTICIPATION NOTES (continued)
Tanzia — 0.0%
United Republic of Tanzia, Term Loan, 1st Lien, Expires 04/28/2031	480,000	$474

Total Loan Participation Notes
(Cost $11,112) ($ Thousands)		11,393

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $3,472) ($ Thousands)		2,974

Total Investments in Securities — 95.2%
(Cost $1,544,748) ($ Thousands)		$1,606,914

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,345) ($ Thousands)		$(695)

A list of open exchange traded options contracts for the Fund at August 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options		$–			$–
EUR PUT/HUF CALL	340,000	$129,200	$380.00	5/16/2026	$34
EUR PUT/HUF CALL	320,000	116,800	365.00	5/16/2026	9
EUR PUT/HUF CALL	320,000	116,800	365.00	5/16/2026	9
EUR PUT/HUF CALL	320,000	120,000	375.00	5/16/2026	22
EUR PUT/HUF CALL	340,000	125,800	370.00	4/18/2026	13
EUR PUT/HUF CALL	340,000	125,800	370.00	5/16/2026	14
EUR PUT/HUF CALL	320,000	120,000	375.00	5/16/2026	22
EUR PUT/HUF CALL	340,000	129,200	380.00	4/18/2026	33
USD PUT/BRL CALL	710,000	3,692	5.20	9/20/2025	25
USD PUT/BRL CALL	7,000,000	38,640	5.52	9/20/2025	133
USD PUT/BRL CALL	14,100,000	78,255	5.55	9/20/2025	327
USD PUT/HUF CALL	13,900,000	4,698,200	338.00	9/20/2025	121
USD PUT/HUF CALL	700,000	234,500	335.00	10/18/2025	241
USD PUT/HUF CALL	660,000	211,200	320.00	11/22/2025	54
USD PUT/IDR CALL	14,000,000	224,000,000	16,000.00	9/20/2025	1
USD PUT/ILS CALL	175,000	578	3.30	9/20/2025	27
USD PUT/ILS CALL	175,000	551	3.15	1/17/2026	19
USD PUT/ILS CALL	350,000	1,120	3.20	12/20/2025	54
USD PUT/ILS CALL	13,200,000	44,220	3.35	9/20/2025	130
USD PUT/ILS CALL	1,750,000	5,425	3.10	2/21/2026	145
USD PUT/INR CALL	14,000,000	1,239,000	88.50	5/16/2026	139
USD PUT/JPY CALL	1,390,000	169,580	122.00	7/18/2026	62
USD PUT/MXN CALL	26,800,000	490,440	18.30	10/18/2025	106
USD PUT/MXN CALL	20,700,000	378,810	18.30	9/20/2025	10
USD PUT/PLN CALL	10,500,000	37,275	3.55	9/20/2025	6
USD PUT/PLN CALL	7,000,000	25,970	3.71	9/20/2025	144
USD PUT/PLN CALL	13,900,000	50,735	3.65	12/20/2025	267
USD PUT/ZAR CALL	14,000,000	242,200	17.30	10/18/2025	99
USD PUT/ZAR CALL	550,000	9,240	16.80	9/20/2025	10

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at August 31, 2025, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
USD PUT/ZAR CALL	22,500,000	$388,125	$17.25	12/20/2025	$276
USD PUT/ZAR CALL	12,900,000	223,815	17.35	9/20/2025	50
USD PUT/ZAR CALL	13,900,000	246,030	17.70	2/21/2026	372

		233,801,201			2,974

Call Options		–			–
USD PUT/EUR CALL	6,950,000	8,479	1.22	9/20/2025	–

Total Purchased Options		$233,809,680			$2,974
WRITTEN OPTIONS — 0.0%
Put Options
USD PUT/BRL CALL	(10,500,000)	$(56,175)	5.35	09/20/2025	$(25)
USD PUT/BRL CALL	(21,150,000)	(114,210)	5.40	09/20/2025	(54)
USD PUT/IDR CALL	(16,800,000)	(262,080,000)	15,600.00	09/20/2025	–
USD PUT/ILS CALL	(19,800,000)	(64,350)	3.25	09/20/2025	(21)
USD PUT/INR CALL	(21,000,000)	(1,795,500)	85.50	05/16/2026	(50)
USD PUT/MXN CALL	(24,840,000)	(445,878)	17.95	09/20/2025	(1)
USD PUT/MXN CALL	(32,160,000)	(575,664)	17.90	10/18/2025	(29)
USD PUT/PLN CALL	(10,500,000)	(37,485)	3.57	09/20/2025	(19)
USD PUT/PLN CALL	(15,290,000)	(54,279)	3.55	12/20/2025	(126)
USD PUT/ZAR CALL	(16,125,000)	(272,513)	16.90	09/20/2025	(9)
USD PUT/ZAR CALL	(14,000,000)	(235,200)	16.80	10/18/2025	(25)
USD PUT/ZAR CALL	(33,750,000)	(553,500)	16.40	12/20/2025	(93)
USD PUT/ZAR CALL	(13,900,000)	(237,690)	17.10	02/21/2026	(183)

		(266,522,444)			(635)

Call Options
USD CALL/BRL PUT	(14,000,000)	(83,300)	5.95	10/18/2025	(40)
USD CALL/PLN PUT	(7,000,000)	(27,650)	3.95	12/20/2025	(20)

		(110,950)			(60)

Total Written Options		$(266,633,394)			$(695)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-Bobl	(2)	Sep-2025	$(275)	$(275)	$–
Euro-Schatz	(13)	Sep-2025	(1,596)	(1,629)	5
U.S. 2-Year Treasury Note	(26)	Dec-2025	(5,420)	(5,423)	(3)
U.S. 5-Year Treasury Note	(54)	Dec-2025	(5,900)	(5,911)	(11)
U.S. 10-Year Treasury Note	(31)	Dec-2025	(3,475)	(3,488)	(13)
Ultra 10-Year U.S. Treasury Note	(35)	Dec-2025	(3,988)	(4,004)	(16)
			$(20,654)	$(20,730)	$(38)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/02/25	USD	900	TRY	37,842	$19
Bank of America	09/03/25	IDR	5,957,000	USD	361	(1)
Bank of America	09/05/25	BRL	16,986	USD	2,940	(185)
Bank of America	09/10/25	ILS	4,647	USD	1,330	(60)
Bank of America	09/17/25	USD	828	PLN	3,000	(5)
Bank of America	09/17/25	USD	1,400	HUF	490,639	46
Bank of America	09/17/25	USD	1,594	CLP	1,499,705	(37)
Bank of America	09/17/25	USD	2,056	COP	8,319,150	11
Bank of America	09/17/25	PLN	3,031	USD	823	(8)
Bank of America	09/17/25	USD	4,891	MXN	92,597	67
Bank of America	09/17/25	CNY	4,981	USD	698	(3)
Bank of America	09/17/25	USD	5,097	INR	443,780	(69)
Bank of America	09/17/25	USD	5,832	TRY	250,127	158
Bank of America	09/17/25	USD	7,501	CNY	53,400	15
Bank of America	09/17/25	USD	11,238	MYR	47,406	13
Bank of America	09/17/25	USD	15,658	ZAR	281,219	219
Bank of America	09/17/25	CZK	22,900	USD	1,085	(12)
Bank of America	09/17/25	INR	39,279	USD	454	9
Bank of America	09/17/25	MXN	213,631	USD	11,044	(394)
Bank of America	09/17/25	TRY	216,132	USD	5,047	(129)
Bank of America	09/17/25	ZAR	9,881	USD	560	2
Bank of America	09/17/25	ZAR	455,992	USD	25,476	(269)
Bank of America	09/17/25	HUF	856,105	USD	2,523	—
Bank of America	09/17/25	IDR	8,801,747	USD	539	5
Bank of America	09/17/25	COP	109,499,698	USD	26,278	(928)
Bank of America	09/29/25	USD	1,132	INR	99,285	(7)
Bank of America	10/02/25	BRL	14,981	USD	2,698	(40)
Bank of America	10/28/25	BRL	10,682	USD	1,890	(50)
Bank of America	12/10/25	ILS	2,685	USD	770	(34)
Bank of America	05/11/26	USD	2,694	HUF	925,987	(2)
Barclays PLC	10/02/25	USD	2,621	TRY	113,200	54
Barclays PLC	10/14/25	USD	677	JPY	99,100	2
Barclays PLC	12/19/25	EUR	–	USD	–	—
BNP Paribas	10/02/25	USD	31,289	BRL	171,951	134
Brown Brothers Harriman	09/29/25	ZAR	1,100	USD	61	(1)
Brown Brothers Harriman	09/29/25	USD	1,118	ZAR	19,900	5
Brown Brothers Harriman	10/14/25	USD	402	JPY	58,400	(3)
Brown Brothers Harriman	10/14/25	USD	1,177	EUR	1,000	(4)
Brown Brothers Harriman	10/14/25	EUR	21,950	USD	25,811	48
Brown Brothers Harriman	10/15/25	GBP	7,000	USD	9,465	6
Citigroup	09/03/25	USD	367	BRL	1,990	(1)
Citigroup	09/19/25	USD	1,118	KZT	608,500	9
Citigroup	10/14/25	USD	1,126	KZT	601,177	(20)
Citigroup	11/14/25	USD	7,195	THB	231,290	(9)
Deutsche Bank	09/05/25	USD	6,306	BRL	35,231	177
Deutsche Bank	09/10/25	IDR	29,742,440	USD	1,820	15
Deutsche Bank	09/11/25	MXN	64,568	USD	3,450	(9)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	09/15/25	PLN	7,010	USD	1,890	$(34)
Deutsche Bank	09/17/25	USD	14	ILS	47	—
Deutsche Bank	09/17/25	EUR	90	USD	105	—
Deutsche Bank	09/17/25	USD	167	RON	726	1
Deutsche Bank	09/17/25	USD	140	RON	606	—
Deutsche Bank	09/17/25	USD	898	ZAR	16,175	16
Deutsche Bank	09/17/25	RON	969	USD	224	—
Deutsche Bank	09/17/25	USD	1,245	CNY	8,889	6
Deutsche Bank	09/17/25	USD	3,193	KRW	4,316,614	(86)
Deutsche Bank	09/17/25	USD	3,373	CLP	3,207,882	(42)
Deutsche Bank	09/17/25	USD	4,336	IDR	71,009,579	(25)
Deutsche Bank	09/17/25	ILS	5,190	USD	1,521	(31)
Deutsche Bank	09/17/25	USD	5,355	INR	461,381	(127)
Deutsche Bank	09/17/25	EGP	5,889	USD	115	(6)
Deutsche Bank	09/17/25	USD	7,112	HUF	2,527,779	338
Deutsche Bank	09/17/25	BRL	7,789	USD	1,382	(46)
Deutsche Bank	09/17/25	PLN	11,180	USD	3,059	(9)
Deutsche Bank	09/17/25	USD	17,365	TRY	739,447	343
Deutsche Bank	09/17/25	CZK	72,923	USD	3,439	(55)
Deutsche Bank	09/17/25	ZAR	133,541	USD	7,428	(112)
Deutsche Bank	09/17/25	PHP	247,703	USD	4,429	96
Deutsche Bank	09/17/25	TRY	427,209	USD	9,489	(742)
Deutsche Bank	09/17/25	CLP	1,333,118	USD	1,429	44
Deutsche Bank	09/17/25	HUF	1,414,757	USD	4,159	(11)
Deutsche Bank	09/17/25	IDR	20,515,255	USD	1,260	14
Deutsche Bank	09/19/25	PLN	967	USD	255	(10)
Deutsche Bank	09/25/25	ILS	5,462	USD	1,584	(50)
Deutsche Bank	09/26/25	USD	2,594	KZT	1,381,125	(41)
Deutsche Bank	09/29/25	HUF	576,961	USD	1,668	(32)
Deutsche Bank	10/02/25	USD	14,269	BRL	80,243	395
Deutsche Bank	10/02/25	BRL	33,660	USD	6,085	(66)
Deutsche Bank	10/03/25	USD	1,766	KZT	961,863	9
Deutsche Bank	10/14/25	USD	410	EUR	350	1
Deutsche Bank	10/24/25	ZAR	38,885	USD	2,170	(20)
Deutsche Bank	10/27/25	HUF	761,880	USD	2,100	(141)
Deutsche Bank	10/28/25	USD	1,888	BRL	10,682	52
Deutsche Bank	12/15/25	USD	1,627	PLN	5,989	15
Deutsche Bank	12/15/25	PLN	4,682	USD	1,260	(23)
Deutsche Bank	05/08/26	INR	293,139	USD	3,290	14
Deutsche Bank	05/11/26	USD	2,683	EUR	2,244	(19)
Deutsche Bank	05/11/26	HUF	925,987	USD	2,683	(9)
Deutsche Bank	05/26/26	USD	2,500	EUR	2,112	9
Deutsche Bank	05/26/26	HUF	860,429	USD	2,500	1
Deutsche Bank	07/01/26	JPY	231,385	USD	1,668	46
Goldman Sachs	09/03/25	USD	6,292	BRL	35,270	201
Goldman Sachs	09/17/25	EGP	–	USD	–	—
Goldman Sachs	09/17/25	USD	–	EGP	–	—
Goldman Sachs	09/17/25	USD	390	CZK	8,367	11
Goldman Sachs	09/17/25	USD	693	PLN	2,574	14
Goldman Sachs	09/17/25	USD	845	PEN	3,041	15

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/17/25	USD	1,050	BRL	5,870	$26
Goldman Sachs	09/17/25	USD	1,480	HUF	514,311	36
Goldman Sachs	09/17/25	PLN	2,428	USD	670	4
Goldman Sachs	09/17/25	RON	607	USD	141	1
Goldman Sachs	09/17/25	RON	2,171	USD	496	(5)
Goldman Sachs	09/17/25	USD	5,879	ZAR	104,817	39
Goldman Sachs	09/17/25	MXN	12,096	USD	632	(15)
Goldman Sachs	09/17/25	INR	32,523	USD	378	10
Goldman Sachs	09/17/25	HUF	91,204	USD	268	(1)
Goldman Sachs	09/17/25	CLP	1,353,699	USD	1,411	5
Goldman Sachs	09/17/25	CLP	2,979,345	USD	3,077	(18)
Goldman Sachs	10/02/25	USD	3,479	BRL	19,251	39
Goldman Sachs	10/09/25	USD	4,129	TRY	183,845	190
Goldman Sachs	12/10/25	USD	365	ILS	1,221	—
HSBC	09/02/25	USD	450	TRY	18,921	10
HSBC	09/02/25	EUR	547	PLN	2,345	3
HSBC	09/02/25	USD	786	HUF	274,800	25
HSBC	09/02/25	EUR	4,674	RON	23,700	(2)
HSBC	09/02/25	EUR	6,629	CZK	163,200	54
HSBC	09/02/25	RON	9,022	USD	2,028	(53)
HSBC	09/02/25	TRY	12,600	USD	302	(4)
HSBC	09/02/25	USD	15,108	CZK	324,340	420
HSBC	09/02/25	USD	21,905	PLN	81,835	554
HSBC	09/02/25	HUF	33,000	EUR	82	(1)
HSBC	09/03/25	USD	16,598	BRL	93,411	597
HSBC	09/03/25	IDR	32,243,998	USD	1,963	7
HSBC	10/02/25	USD	767	BRL	4,185	(3)
HSBC	10/02/25	USD	2,078	TRY	87,779	(3)
HSBC	10/03/25	PEN	16,101	USD	4,550	(4)
HSBC	10/21/25	PEN	32,235	USD	9,152	39
ICBC Financial Services	10/03/25	USD	1,598	KZT	867,559	3
ICBC Financial Services	10/14/25	USD	997	KZT	536,913	(10)
ICBC Financial Services	10/29/25	USD	3,107	EGP	170,558	323
JPMorgan Chase Bank	09/02/25	USD	2,427	PHP	138,769	1
JPMorgan Chase Bank	09/02/25	USD	2,758	PHP	153,782	(67)
JPMorgan Chase Bank	09/02/25	PHP	284,955	USD	4,995	9
JPMorgan Chase Bank	09/02/25	PHP	7,596	USD	133	—
JPMorgan Chase Bank	09/03/25	BRL	2,200	USD	400	(5)
JPMorgan Chase Bank	09/04/25	PEN	16,101	USD	4,546	(11)
JPMorgan Chase Bank	09/04/25	UZS	405,600	USD	31	(2)
JPMorgan Chase Bank	09/05/25	BRL	18,245	USD	3,222	(135)
JPMorgan Chase Bank	09/08/25	USD	534	CLP	501,786	(13)
JPMorgan Chase Bank	09/08/25	USD	5,392	THB	175,693	34
JPMorgan Chase Bank	09/08/25	USD	6,482	HUF	2,320,576	361
JPMorgan Chase Bank	09/08/25	USD	10,037	BRL	55,618	197
JPMorgan Chase Bank	09/08/25	USD	2,383	BRL	12,944	(2)
JPMorgan Chase Bank	09/08/25	USD	17,885	CNY	127,957	75
JPMorgan Chase Bank	09/08/25	BRL	68,562	USD	11,910	(705)
JPMorgan Chase Bank	09/08/25	CNY	127,957	USD	17,899	(61)
JPMorgan Chase Bank	09/08/25	THB	171,484	USD	5,315	19

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/08/25	THB	4,209	USD	130	$—
JPMorgan Chase Bank	09/08/25	CLP	501,786	USD	519	(2)
JPMorgan Chase Bank	09/08/25	HUF	2,320,576	USD	6,796	(47)
JPMorgan Chase Bank	09/10/25	USD	3,016	TRY	127,400	53
JPMorgan Chase Bank	09/10/25	USD	797	IDR	13,131,422	—
JPMorgan Chase Bank	09/10/25	USD	6,497	IDR	104,978,915	(128)
JPMorgan Chase Bank	09/10/25	COP	24,734,680	USD	5,967	(184)
JPMorgan Chase Bank	09/17/25	EGP	–	USD	–	—
JPMorgan Chase Bank	09/17/25	USD	–	EGP	–	—
JPMorgan Chase Bank	09/17/25	EUR	226	USD	260	(4)
JPMorgan Chase Bank	09/17/25	USD	341	BRL	1,919	11
JPMorgan Chase Bank	09/17/25	USD	1,168	TRY	49,510	18
JPMorgan Chase Bank	09/17/25	USD	1,619	ILS	5,439	7
JPMorgan Chase Bank	09/17/25	USD	1,986	ZAR	35,403	13
JPMorgan Chase Bank	09/17/25	USD	4,673	EGP	240,637	254
JPMorgan Chase Bank	09/17/25	USD	5,450	COP	22,449,535	128
JPMorgan Chase Bank	09/17/25	CZK	8,476	USD	405	(1)
JPMorgan Chase Bank	09/17/25	USD	5,965	MXN	112,403	53
JPMorgan Chase Bank	09/17/25	USD	4,416	MXN	82,390	(4)
JPMorgan Chase Bank	09/17/25	USD	11,831	CZK	256,161	440
JPMorgan Chase Bank	09/17/25	RON	32,858	USD	7,373	(205)
JPMorgan Chase Bank	09/17/25	MXN	62,344	USD	3,318	(20)
JPMorgan Chase Bank	09/17/25	INR	96,290	USD	1,111	20
JPMorgan Chase Bank	09/17/25	CLP	1,556,549	USD	1,673	57
JPMorgan Chase Bank	09/17/25	CLP	2,886,470	USD	2,963	(35)
JPMorgan Chase Bank	09/17/25	KRW	4,791,500	USD	3,465	15
JPMorgan Chase Bank	09/17/25	COP	5,837,000	USD	1,405	(45)
JPMorgan Chase Bank	09/19/25	USD	487	PEN	1,720	—
JPMorgan Chase Bank	09/19/25	PLN	3,724	USD	980	(42)
JPMorgan Chase Bank	09/19/25	PEN	19,390	USD	5,480	(6)
JPMorgan Chase Bank	09/22/25	USD	1,314	INR	115,419	(7)
JPMorgan Chase Bank	09/25/25	USD	1,627	ILS	5,462	7
JPMorgan Chase Bank	10/02/25	USD	545	BRL	3,100	21
JPMorgan Chase Bank	10/02/25	BRL	25,365	USD	4,479	(157)
JPMorgan Chase Bank	10/03/25	USD	899	PEN	3,200	6
JPMorgan Chase Bank	10/14/25	USD	2,674	HUF	909,719	4
JPMorgan Chase Bank	10/14/25	HUF	103,761	USD	306	—
JPMorgan Chase Bank	10/14/25	HUF	99,919	USD	289	(5)
JPMorgan Chase Bank	10/15/25	USD	361	TRY	15,532	2
JPMorgan Chase Bank	10/15/25	TRY	15,532	USD	354	(10)
JPMorgan Chase Bank	10/16/25	USD	1,458	TRY	62,972	16
JPMorgan Chase Bank	10/16/25	TRY	62,972	USD	1,436	(38)
JPMorgan Chase Bank	10/21/25	USD	4,817	ARS	5,963,900	(657)
JPMorgan Chase Bank	10/21/25	ARS	5,963,900	USD	4,295	135
JPMorgan Chase Bank	10/28/25	BRL	899	USD	163	—
JPMorgan Chase Bank	11/10/25	PLN	7,153	USD	1,944	(18)
JPMorgan Chase Bank	11/10/25	MXN	88,747	USD	4,728	2
JPMorgan Chase Bank	11/10/25	MXN	215,472	USD	11,355	(120)
JPMorgan Chase Bank	11/10/25	ZAR	42,030	USD	2,382	17
JPMorgan Chase Bank	11/10/25	ZAR	262,984	USD	14,464	(332)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	11/17/25	USD	14,742	KRW	20,305,609	$(72)
JPMorgan Chase Bank	11/25/25	RON	52,000	EUR	9,978	(213)
JPMorgan Chase Bank	12/01/25	USD	4,983	PHP	284,955	(1)
JPMorgan Chase Bank	12/08/25	USD	6,762	HUF	2,320,576	48
JPMorgan Chase Bank	12/08/25	USD	17,728	CNY	125,911	98
JPMorgan Chase Bank	12/08/25	BRL	25,420	USD	4,563	(12)
JPMorgan Chase Bank	12/09/25	USD	519	CLP	501,786	2
JPMorgan Chase Bank	12/10/25	USD	801	ILS	2,685	3
JPMorgan Chase Bank	12/15/25	PLN	560	USD	154	1
JPMorgan Chase Bank	01/20/26	UZS	6,467,466	USD	491	(28)
JPMorgan Chase Bank	02/04/26	ZAR	39,498	USD	2,155	(53)
JPMorgan Chase Bank	02/12/26	ILS	9,601	USD	2,800	(78)
JPMorgan Chase Bank	05/11/26	EUR	1,301	USD	1,527	(17)
JPMorgan Chase Bank	07/01/26	USD	1,657	JPY	231,385	(34)
JPMorgan Chase Bank	07/07/26	USD	127	UZS	1,720,400	11
JPMorgan Chase Bank	07/07/26	UZS	11,300,000	USD	831	(74)
JPMorgan Chase Bank	12/15/26	USD	237	AZN	425	13
Morgan Stanley	09/02/25	USD	907	PLN	3,400	27
Morgan Stanley	09/02/25	HUF	241,800	EUR	603	(8)
Morgan Stanley	09/03/25	USD	181	BRL	1,020	7
Morgan Stanley	09/03/25	USD	1,093	EGP	54,192	22
Morgan Stanley	09/08/25	IDR	40,418,823	USD	2,470	18
Morgan Stanley	09/10/25	USD	443	TRY	18,540	3
Morgan Stanley	09/11/25	USD	3,946	MXN	74,836	63
Morgan Stanley	09/17/25	USD	1,109	EUR	950	4
Morgan Stanley	09/17/25	USD	1,129	HUF	388,124	15
Morgan Stanley	09/17/25	PEN	1,533	USD	419	(15)
Morgan Stanley	09/17/25	USD	1,549	KRW	2,107,721	(32)
Morgan Stanley	09/17/25	USD	1,790	MXN	34,193	41
Morgan Stanley	09/17/25	USD	2,067	TRY	88,225	45
Morgan Stanley	09/17/25	USD	3,607	ZAR	64,529	36
Morgan Stanley	09/17/25	USD	3,634	CZK	78,110	108
Morgan Stanley	09/17/25	ILS	7,026	USD	2,018	(83)
Morgan Stanley	09/17/25	ZAR	7,240	USD	410	1
Morgan Stanley	09/17/25	USD	11,248	THB	365,295	45
Morgan Stanley	09/17/25	EGP	20,285	USD	403	(13)
Morgan Stanley	09/17/25	PLN	1,683	USD	466	5
Morgan Stanley	09/17/25	PLN	23,717	USD	6,278	(230)
Morgan Stanley	09/17/25	CZK	38,381	USD	1,785	(54)
Morgan Stanley	09/17/25	MXN	105,985	USD	5,621	(54)
Morgan Stanley	09/17/25	CLP	286,565	USD	301	4
Morgan Stanley	09/17/25	COP	1,125,038	USD	270	(10)
Morgan Stanley	09/17/25	IDR	2,356,324	USD	144	1
Morgan Stanley	09/25/25	USD	29,053	MXN	545,984	156
Morgan Stanley	09/29/25	USD	13,218	INR	1,159,952	(81)
Morgan Stanley	09/29/25	ZAR	125,006	USD	7,073	20
Morgan Stanley	09/29/25	ZAR	15,150	USD	854	(1)
Morgan Stanley	10/02/25	BRL	16,900	USD	3,025	(64)
Morgan Stanley	10/02/25	NGN	131,583	USD	82	(3)
Morgan Stanley	10/23/25	USD	2,229	KRW	3,068,300	(16)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	10/23/25	MXN	73,813	USD	3,915	$(22)
Morgan Stanley	11/14/25	COP	3,058,000	USD	745	(10)
Morgan Stanley	11/18/25	HUF	658,167	USD	1,927	(6)
Morgan Stanley	12/04/25	PLN	7,817	USD	2,085	(58)
RBC	09/02/25	CZK	9,700	USD	451	(14)
SCB Securities	09/02/25	EUR	5,113	RON	26,050	26
SCB Securities	09/02/25	USD	5,530	TRY	232,553	121
SCB Securities	09/02/25	RON	9,020	USD	2,035	(47)
SCB Securities	09/15/25	UZS	405,600	USD	32	—
SCB Securities	09/17/25	USD	11,812	EUR	10,161	94
SCB Securities	09/17/25	USD	799	EUR	677	(5)
SCB Securities	09/17/25	EUR	18,823	USD	21,959	(97)
SCB Securities	09/18/25	PEN	6,870	USD	1,949	6
SCB Securities	09/25/25	COP	29,360,584	USD	7,228	(62)
SCB Securities	09/29/25	USD	7,200	INR	632,005	(42)
SCB Securities	09/29/25	ZAR	13,268	USD	751	2
SCB Securities	10/02/25	EUR	548	PLN	2,345	—
SCB Securities	10/02/25	USD	809	HUF	274,800	—
SCB Securities	10/02/25	USD	4,185	TRY	176,842	(5)
SCB Securities	10/02/25	EUR	6,668	CZK	163,200	3
SCB Securities	10/02/25	USD	15,076	CZK	314,640	6
SCB Securities	10/02/25	USD	23,380	PLN	85,235	5
SCB Securities	10/02/25	HUF	274,800	EUR	690	—
SCB Securities	10/02/25	IDR	38,200,998	USD	2,339	18
SCB Securities	10/24/25	USD	979	UZS	13,434,368	97
SCB Securities	10/28/25	USD	981	UZS	13,434,368	96
SCB Securities	10/30/25	USD	147	UZS	2,005,342	14
SCB Securities	11/06/25	USD	699	UZS	9,549,249	66
SCB Securities	11/13/25	USD	746	UZS	10,096,393	63
SCB Securities	11/20/25	USD	711	UZS	9,522,607	52
SCB Securities	01/21/26	USD	1,240	UZS	15,996,503	41
SCB Securities	06/03/26	USD	765	AZN	1,350	29
Societe Generale	09/02/25	RON	4,510	USD	1,018	(22)
Societe Generale	10/02/25	USD	2,076	TRY	87,779	(2)
Societe Generale	10/02/25	RON	9,570	USD	2,200	(6)
Societe Generale	10/02/25	EUR	4,872	RON	24,799	1
Societe Generale	10/02/25	EUR	4,904	RON	24,951	—
Societe Generale	10/03/25	USD	1,598	KZT	866,520	1
Societe Generale	10/21/25	PEN	32,235	USD	9,117	4
Societe Generale	10/29/25	USD	1,086	EGP	54,192	4
Standard Bank	09/17/25	USD	446	ZAR	8,035	8
Standard Bank	09/17/25	USD	545	PHP	30,760	(7)
Standard Bank	09/17/25	USD	1,518	ILS	5,210	40
Standard Bank	09/17/25	USD	1,878	MYR	7,957	11
Standard Bank	09/17/25	USD	124	MYR	524	—
Standard Bank	09/17/25	USD	3,004	CZK	64,858	103
Standard Bank	09/17/25	USD	3,220	PLN	11,830	26
Standard Bank	09/17/25	USD	8,224	IDR	134,870,632	(37)
Standard Bank	09/17/25	USD	10,619	TRY	455,155	281
Standard Bank	09/17/25	CZK	27,700	USD	1,283	(44)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/17/25	MYR	3,821	USD	909	$2
Standard Bank	09/17/25	MYR	25,492	USD	6,035	(16)
Standard Bank	09/17/25	TRY	1,009,291	USD	22,772	(1,397)
Standard Bank	09/17/25	HUF	3,318,395	USD	9,532	(249)
Standard Bank	09/17/25	IDR	154,205,020	USD	9,418	57
TD Securities	09/03/25	USD	7,557	BRL	42,460	259
UBS	09/17/25	USD	738	ZAR	13,009	(3)
UBS	09/17/25	MXN	15,147	USD	808	(3)
UBS	09/17/25	ZAR	47,754	USD	2,669	(27)
UBS	09/17/25	THB	27,922	USD	869	6
UBS	09/17/25	THB	32,644	USD	1,006	(3)
UBS	10/28/25	USD	760	BRL	4,195	2
UBS	12/15/25	PLN	1,228	USD	335	(1)
Wells Fargo	09/02/25	USD	689	RON	3,011	6
Wells Fargo	09/02/25	USD	1,800	TRY	75,684	39
Wells Fargo	09/08/25	IDR	5,465,000	USD	335	3
Wells Fargo	09/17/25	USD	549	EUR	470	2
Wells Fargo	09/17/25	USD	3,446	EUR	2,923	(21)
Wells Fargo	10/02/25	RON	9,971	USD	2,294	(4)
						$(1,254)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2025, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.43.V1	1.00%	Quarterly	06/20/2030	$6,000	$115	$148	$(33)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BZDIOVER	15%	Annually	01/02/2029	BRL	70,955	$836	$1	$835
2.6645%	3-MONTH LIBOR	Quarterly	03/19/2030	KRW	3,154,000	(22)	–	(22)
2.6805%	3-MONTH LIBOR	Quarterly	03/19/2030	KRW	3,396,000	(24)	–	(24)
3-MONTH JIBOR	9.15%	Quarterly	03/20/2039	ZAR	55,800	124	28	96
2.2%	6-MONTH EURIBOR	Annually	03/19/2035	EUR	9,600	417	43	374
BZDIOVRA	14.86%	Annually	01/02/2029	BRL	67,627	746	–	746
2.2322%	6-MONTH EURIBOR	Annually	12/18/2034	EUR	3,600	135	–	135
BZDIOVRA	15.38%	Annually	01/02/2029	BRL	15,256	219	–	219
SOFRRATE	4.07%	Annually	02/13/2030	USD	3,366	104	(1)	105
3.9%	6-MONTH CZK - PRIBOR	Annually	06/18/2035	CZK	100,000	32	14	18
THOR	1.718%	Quarterly	06/18/2030	THB	82,000	71	–	71
MIBOR	5.96%	Semi-Annually	06/18/2030	INR	975,000	88	–	88
MIBOR	5.94%	Semi-Annually	06/18/2030	INR	120,000	12	–	12
8.458%	MXIBTIEF	Monthly	06/06/2035	MXN	290,000	(596)	–	(596)
BZDIOVRA	14.77%	Annually	01/02/2029	BRL	20,902	210	–	210
THOR	1.3%	Quarterly	06/18/2028	THB	210,000	46	–	46
COOVIBR	8.03%	Quarterly	05/06/2027	COP	30,385,000	(47)	–	(47)
COOVIBR	7.74%	Quarterly	09/17/2027	COP	31,800,000	(94)	–	(94)
8.87%	COOVIBR	Quarterly	09/17/2035	COP	8,900,000	56	–	56
BZDIOVRA	13.3125%	Annually	01/02/2029	BRL	26,076	30	–	30

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
MXIBTIEF	7.6345%	Monthly	09/13/2028	MXN	150,000	$79	$–	$79
6-MONTH WIBOR	4.05%	Semi-Annually	09/17/2030	PLN	37,000	(42)	(3)	(39)
4.45%	6-MONTH WIBOR	Annually	09/17/2035	PLN	33,800	56	16	40
CLICP	4.712%	Semi-Annually	09/17/2030	CLP	7,000,000	(21)	–	(21)
4.405%	CLICP	Semi-Annually	09/17/2027	CLP	7,000,000	11	–	11
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	2,500,000	12	–	12
MXIBTIEF	7.75%	Monthly	09/11/2030	MXN	80,000	50	16	34
MXIBTIEF	7.5%	Monthly	09/13/2028	MXN	220,000	73	17	56
6-MONTH HUF - BUBOR	5.85%	Semi-Annually	09/17/2028	HUF	1,100,000	(23)	(12)	(11)
6-MONTH HUF - BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	1,300,000	(29)	(12)	(17)
6-MONTH CZK - PRIBOR	3.4%	Semi-Annually	09/17/2030	CZK	190,000	(139)	(24)	(115)
6-MONTH HUF - BUBOR	5.885%	Semi-Annually	09/17/2028	HUF	2,600,000	(48)	–	(48)
9.55%	COOVIBR	Quarterly	09/17/2035	COP	2,700,000	(12)	–	(12)
ILS-SHIR-OIS COMPOUND	3.82%	Annually	09/17/2027	ILS	48,400	(30)	–	(30)
3.69%	SOFRRATE	Annually	07/02/2035	USD	9,372	(9)	2	(11)
MIBOR	5.471%	Semi-Annually	09/17/2027	INR	1,500,000	16	–	16
BZDIOVRA	13.585%	Annually	01/02/2029	BRL	26,398	72	–	72
MXIBTIEF	7.6325%	Monthly	09/13/2028	MXN	95,800	50	–	50
MXIBTIEF	7.6595%	Monthly	09/13/2028	MXN	113,000	63	–	63
4.1127%	SOFRRATE	Annually	07/25/2055	USD	1,800	(12)	–	(12)
ILS-SHIR-OIS COMPOUND	3.865%	Annually	09/17/2027	ILS	26,600	(10)	–	(10)
MXIBTIEF	7.485%	Monthly	09/11/2030	MXN	63,000	2	–	2
BZDIOVRA	13.23%	Annually	01/02/2029	BRL	26,924	18	–	18
14.01%	BZDIOVRA	Annually	01/04/2027	BRL	68,227	(10)	–	(10)
6-MONTH CZK - PRIBOR	3.55%	Semi-Annually	09/17/2027	CZK	335,000	(7)	–	(7)
4.03%	6-MONTH WIBOR	Annually	09/17/2027	PLN	59,400	20	–	20
CNRR007 Index	1.416%	Quarterly	12/17/2029	CNY	114,877	(121)	–	(121)
MIBOR	6.08%	Semi-Annually	12/19/2029	INR	1,600,000	236	–	236
6-MONTH CZK PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	246,020	(257)	(11)	(246)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	7,300	82	–	82
1-DAY MXIBTIEF	8.89%	Monthly	12/18/2026	MXN	781,642	869	(25)	894
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	32,300	440	–	440
1-DAY MXIBTIEF	9.002%	Monthly	12/08/2034	MXN	12,300	50	12	38
1-DAY MXIBTIEF	8.905%	Monthly	12/18/2026	MXN	354,358	397	–	397
THOR	1.9045%	Quarterly	12/20/2029	THB	277,700	290	–	290
MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	776,140	111	50	61
MIBOR	6.04%	Semi-Annually	02/04/2030	INR	695,136	90	(9)	99
1-DAY MXIBTIEF	8.5235%	Monthly	02/20/2035	MXN	184,200	430	235	195
2.0195%	THOR	Quarterly	03/21/2035	THB	28,100	(52)	–	(52)
MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	337,000	1	2	(1)
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	12,614	(18)	–	(18)
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	29,100	(115)	(20)	(95)
CETIP	13.5403	Annually	01/02/2030	BRL	13,800	34	2	32
INR OVERNIGHT MIBOR	5.701%	Semi-Annually	07/11/2030	INR	534,000	(18)	–	(18)
CETIP	13.4043%	Annually	01/03/2028	BRL	24,500	18	–	18
CEITP	13.28%	Annually	01/03/2028	BRL	141,770	34	3	31
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	11,800	(1)	–	(1)
1.1%	1-DAY JPOIS	Annually	09/18/2034	JPY	1,395,000	199	(37)	236
2.4%	6-MONTH EURIBOR	Annually	03/20/2054	EUR	1,100	133	34	99
SOFR INDEX	4%	Annually	09/18/2034	USD	10,800	315	85	230
4.6%	1-DAY SONIA	Annually	09/17/2055	GBP	4,000	109	(9)	118
2.8%	THOR	Quarterly	03/20/2034	THB	170,000	(614)	(113)	(501)
						$5,115	$284	$4,831

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Emerging Markets Debt Fund (Concluded)

A list of the open OTC swap agreements held by the Fund at August 31, 2025, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Bank of America	BAMD	1.00%	Quarterly	12/20/2029	$1,400	$(19)	$25	$(44)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2026	4,900	(35)	(20)	(15)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2029	600	(8)	9	(17)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2025	3,700	(12)	7	(19)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	8	18	(10)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(22)	(11)	(11)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	2,500	193	618	(425)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2029	4,500	92	134	(42)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	7,200	(51)	50	(101)
						$146	$830	$(684)

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	41.2%	BISTTREF	Quarterly	01/30/2026	TRY	626,000	$5	$–	$5

Percentages are based on Net Assets of $1,688,523 ($ Thousands).
(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $147,098 ($ Thousands), representing 8.7% of the Net Assets of the Fund.

(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Security is in default on interest payment.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2025 was $7 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2025, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Vnesheconombank Via VEB Finance	$240	9/28/2011	$240	$7
			$240	$7

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$16,003	$16,619
1.625%, 10/15/2029	16,641	17,069
1.625%, 04/15/2030	17,240	17,607
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	6,606	7,272
3.625%, 04/15/2028	5,722	6,119
2.500%, 01/15/2029	5,180	5,444
2.375%, 01/15/2027	5,944	6,063
2.375%, 10/15/2028	15,434	16,167
1.750%, 01/15/2028	5,592	5,705
1.625%, 10/15/2027	15,188	15,485
1.250%, 04/15/2028	14,984	15,104
0.875%, 01/15/2029	10,234	10,207
0.750%, 07/15/2028	11,877	11,873
0.500%, 01/15/2028	13,694	13,572
0.375%, 01/15/2027	12,103	12,019
0.375%, 07/15/2027	13,447	13,380
0.250%, 07/15/2029	12,358	12,043
0.125%, 10/15/2026	14,800	14,714
0.125%, 04/15/2027	15,142	14,941
0.125%, 01/15/2030	13,944	13,375
0.125%, 07/15/2030	15,340	14,654

Total U.S. Treasury Obligations
(Cost $254,067) ($ Thousands)		259,432

Total Investments in Securities — 99.2%
(Cost $254,067) ($ Thousands)		$259,432

Percentages are based on Net Assets of $261,655 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bills
4.223%, 10/21/2025 (A)	$10,260	$10,202
U.S. Treasury Notes
4.250%, 02/15/2028	39,250	39,843
3.625%, 08/31/2027	136,000	136,027
3.625%, 05/31/2028	49,250	49,290
3.625%, 08/15/2028	54,400	54,472
3.625%, 08/31/2030	1,610	1,605
3.250%, 06/30/2027	110,980	110,204
3.125%, 08/31/2027	70,065	69,395
2.500%, 03/31/2027	72,535	71,209
0.500%, 10/31/2027	106,880	100,016

Total U.S. Treasury Obligations
(Cost $638,899) ($ Thousands)		642,263

CORPORATE OBLIGATIONS — 28.5%
Communication Services — 0.4%
AT&T
2.300%, 06/01/2027	2,000	1,937
Discovery Communications LLC
4.125%, 05/15/2029	1,500	1,421
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	550	554
T-Mobile USA
3.750%, 04/15/2027	640	636
2.250%, 02/15/2026	2,705	2,675
Warnermedia Holdings
3.755%, 03/15/2027	601	592

		7,815

Consumer Discretionary — 2.4%
American Honda Finance
4.550%, 07/09/2027	12,935	13,029
Hyatt Hotels
5.050%, 03/30/2028	1,515	1,540
Hyundai Capital America
4.875%, 06/23/2027 (B)	10,005	10,091
Las Vegas Sands
5.625%, 06/15/2028	1,220	1,249
Volkswagen Group of America Finance LLC
4.900%, 08/14/2026 (B)	12,540	12,607
4.750%, 11/13/2028 (B)	680	683
YMCA of Greater New York
2.303%, 08/01/2026	8,590	8,390

		47,589

Consumer Staples — 2.3%
Altria Group
4.875%, 02/04/2028	915	929

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
3.557%, 08/15/2027	$1,736	$1,713
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	244
4.250%, 12/15/2025 (B)	580	579
Bayer US Finance LLC
6.250%, 01/21/2029 (B)	1,445	1,521
Constellation Brands
3.700%, 12/06/2026	5,315	5,278
2.250%, 08/01/2031	1,090	957
Imperial Brands Finance
4.500%, 06/30/2028 (B)	1,540	1,550
Japan Tobacco
4.850%, 05/15/2028 (B)	915	931
JBS USA Holding Lux SARL
3.000%, 02/02/2029	1,025	980
Mars
4.800%, 03/01/2030 (B)	3,090	3,149
4.450%, 03/01/2027 (B)	14,050	14,135
Philip Morris International
4.750%, 02/12/2027	15,005	15,141

		47,107

Energy — 0.4%
Enbridge
4.600%, 06/20/2028	6,295	6,362
Energy Transfer
5.950%, 12/01/2025	748	749
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,501

		8,612

Financials — 12.7%
American Express
4.731%, SOFRRATE + 1.260%, 04/25/2029 (C)	2,980	3,029
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	972
2.750%, 02/21/2028 (B)	580	556
2.528%, 11/18/2027 (B)	133	127
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	4,689	4,608
Bank of America MTN
2.551%, SOFRRATE + 1.050%, 02/04/2028 (C)	17,360	16,964
2.087%, SOFRRATE + 1.060%, 06/14/2029 (C)	885	836
Bank of New York Mellon
4.729%, SOFRRATE + 1.135%, 04/20/2029 (C)	8,950	9,098
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (C)	1,165	1,155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
4.075%, TSFR3M + 1.454%, 04/23/2029 (C)	$11,115	$11,076
3.520%, TSFR3M + 1.413%, 10/27/2028 (C)	1,645	1,620
1.462%, SOFRRATE + 0.770%, 06/09/2027 (C)	4,295	4,200
Corebridge Global Funding
4.900%, 01/07/2028 (B)	5,045	5,135
Equitable America Global Funding
4.650%, 06/09/2028 (B)	8,220	8,300
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	1,095	1,155
General Electric MTN
4.963%, TSFR3M + 0.642%, 05/05/2026 (C)	330	331
Global Payments
2.150%, 01/15/2027	1,725	1,677
Goldman Sachs Group
3.691%, TSFR3M + 1.772%, 06/05/2028 (C)	14,620	14,485
1.542%, SOFRRATE + 0.818%, 09/10/2027 (C)	5,460	5,305
1.431%, SOFRRATE + 0.798%, 03/09/2027 (C)	515	507
Guardian Life Global Funding
5.737%, 10/02/2028 (B)	2,925	3,062
HSBC Holdings PLC
2.013%, SOFRRATE + 1.732%, 09/22/2028 (C)	1,090	1,041
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (C)	6,785	6,856
4.323%, SOFRRATE + 1.560%, 04/26/2028 (C)	1,670	1,672
2.947%, SOFRRATE + 1.170%, 02/24/2028 (C)	11,065	10,863
2.182%, SOFRRATE + 1.890%, 06/01/2028 (C)	2,000	1,934
1.578%, SOFRRATE + 0.885%, 04/22/2027 (C)	2,478	2,435
1.040%, TSFR3M + 0.695%, 02/04/2027 (C)	3,805	3,752
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (C)	10,615	10,767
1.627%, H15T1Y + 0.850%, 05/11/2027 (C)	2,375	2,330
Marsh & McLennan
4.550%, 11/08/2027	8,710	8,811
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (B)	9,490	9,643
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (B)	$2,000	$2,043
Morgan Stanley
6.407%, SOFRRATE + 1.830%, 11/01/2029 (C)	12,960	13,776
1.593%, SOFRRATE + 0.879%, 05/04/2027 (C)	900	883
0.985%, SOFRRATE + 0.720%, 12/10/2026 (C)	5,078	5,029
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (C)	2,450	2,484
Morgan Stanley Private Bank
4.466%, SOFRRATE + 0.770%, 07/06/2028 (C)	1,000	1,005
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(C)	2,720	2,666
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (B)	4,405	4,473
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (C)	710	728
5.582%, SOFRRATE + 1.841%, 06/12/2029 (C)	970	1,006
Principal Life Global Funding II
5.000%, 01/16/2027 (B)	7,965	8,053
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (C)	1,380	1,351
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	10,800	10,926
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (C)	12,365	12,478
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (C)	325	334
4.653%, SOFRRATE + 1.230%, 02/01/2029 (C)	2,215	2,240
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/2028 (C)	19,480	19,649
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (C)	5,450	5,650
2.393%, SOFRRATE + 2.100%, 06/02/2028 (C)	3,945	3,823
Willis North America
4.650%, 06/15/2027	615	619

		255,997

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 0.8%
AbbVie
4.800%, 03/15/2027	$10,395	$10,502
Amgen
5.150%, 03/02/2028	2,465	2,523
HCA
5.875%, 02/15/2026	1,500	1,501
Humana
4.875%, 04/01/2030	930	942

		15,468

Industrials — 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	13,415	13,848
2.450%, 10/29/2026	255	250
Air Lease
2.200%, 01/15/2027	770	749
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	624
Boeing
6.259%, 05/01/2027	1,325	1,363
Delta Air Lines
4.750%, 10/20/2028 (B)	15,105	15,190
PACCAR Financial
4.500%, 11/25/2026	8,315	8,379
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (B)	1,055	1,081
Uber Technologies
4.300%, 01/15/2030	1,328	1,332
Waste Management
4.500%, 03/15/2028	14,260	14,437

		57,253

Information Technology — 1.5%
Dell International LLC
4.750%, 04/01/2028	910	923
Foundry JV Holdco LLC
5.500%, 01/25/2031 (B)	1,220	1,267
Hewlett Packard Enterprise
4.450%, 09/25/2026	13,515	13,534
Intel
5.125%, 02/10/2030	925	947
Open Text
6.900%, 12/01/2027 (B)	1,610	1,671
Oracle
5.158%, SOFRRATE + 0.760%, 08/03/2028 (C)	8,055	8,108
2.800%, 04/01/2027	1,000	979
1.650%, 03/25/2026	1,865	1,837

		29,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.2%
Amcor Flexibles North America
4.800%, 03/17/2028	$640	$648
Berry Global
5.500%, 04/15/2028	765	789
4.875%, 07/15/2026 (B)	466	465
International Flavors & Fragrances
1.832%, 10/15/2027 (B)	2,120	2,010

		3,912

Real Estate — 1.1%
American Tower
5.250%, 07/15/2028	3,145	3,235
3.600%, 01/15/2028	175	173
Crown Castle
3.800%, 02/15/2028	3,700	3,652
Digital Realty Trust
3.600%, 07/01/2029	615	600
DOC DR LLC
4.300%, 03/15/2027	1,880	1,881
Extra Space Storage
4.000%, 06/15/2029	1,230	1,217
3.875%, 12/15/2027	1,625	1,610
Extra Space Storage LP
5.700%, 04/01/2028	1,195	1,235
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,018
4.000%, 01/15/2031	1,370	1,304
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,611
Hudson Pacific Properties LP
4.650%, 04/01/2029	68	62
3.950%, 11/01/2027	52	50
3.250%, 01/15/2030	182	154
Lineage OP
5.250%, 07/15/2030 (B)	550	555
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,797
VICI Properties
5.750%, 02/01/2027 (B)	725	734
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (B)	310	300
WP Carey
4.650%, 07/15/2030	1,530	1,539

		22,727

Telecommunication Services — 0.7%
NTT Finance
4.567%, 07/16/2027 (B)	14,305	14,396

Utilities — 3.2%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (B)	1,565	1,646

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.400%, 03/15/2026 (B)	$2,030	$1,993
American Electric Power
5.750%, 11/01/2027	550	567
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (C)	1,000	1,010
Eversource Energy
2.900%, 03/01/2027	2,505	2,460
FirstEnergy
3.900%, 07/15/2027	12,230	12,141
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (B)	665	667
Georgia Power
5.004%, 02/23/2027	11,190	11,347
ITC Holdings
4.950%, 09/22/2027 (B)	2,100	2,127
National Rural Utilities Cooperative Finance MTN
4.800%, 02/05/2027	10,825	10,927
NextEra Energy Capital Holdings
5.199%, SOFRINDX + 0.800%, 02/04/2028 (C)	8,485	8,540
4.685%, 09/01/2027	5,675	5,729
Vistra Operations LLC
5.050%, 12/30/2026 (B)	5,360	5,400

		64,554

Total Corporate Obligations
(Cost $567,970) ($ Thousands)		574,696

ASSET-BACKED SECURITIES — 22.8%
Automotive — 8.8%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (B)	944	957
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	3,021
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (B)	7,040	7,105
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-1A, Cl A
3.830%, 08/21/2028 (B)	19,080	18,920
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (B)	5,735	5,847
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,194
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	11,420	11,556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2024-A, Cl B
5.350%, 01/15/2030	$11,525	$11,712
Carmax Auto Owner Trust, Ser 2025-1, Cl A3
4.840%, 01/15/2030	4,065	4,126
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/2035 (B)	8,650	8,760
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	903	900
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (B)	1,030	1,018
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A3
4.560%, 11/20/2028 (B)	9,420	9,502
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	1,357	1,363
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	455	454
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/2029 (B)	4,310	4,389
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/2027 (B)	1,554	1,538
GM Financial Automobile Leasing Trust 2025-3, Ser 2025-3, Cl B
4.410%, 08/20/2029	2,505	2,512
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (B)	1,187	1,196
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	197
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (B)	2,180	2,200
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (B)	14,550	14,748
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (B)	2,530	2,544
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (B)	4,400	4,400
NextGear Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.550%, 02/15/2030 (B)	2,380	2,402
Nissan Auto Lease Trust, Ser 2025-A, Cl B
5.030%, 02/15/2029	3,935	3,993
Nissan Auto Lease Trust, Ser 2025-A, Cl C
5.110%, 06/15/2029	3,935	3,986

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	$3,185	$3,202
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (B)	3,440	3,458
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (B)	8,360	8,328
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (B)	600	607
USB Auto Owner Trust 2025-1, Ser 2025-1A, Cl B
4.810%, 01/15/2031 (B)	915	930
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (B)	2,660	2,692
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (B)	2,990	3,047
Western Funding Auto Loan Trust 2025-1, Ser 2025-1, Cl A
4.750%, 07/16/2035 (B)	10,275	10,374
Western Funding Auto Loan Trust 2025-1, Ser 2025-1, Cl B
4.980%, 09/17/2035 (B)	4,500	4,552
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (B)	1,251	1,252
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A3
4.580%, 06/15/2029 (B)	2,920	2,943
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (B)	2,670	2,706
		177,631

Credit Cards — 1.5%

American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	8,490	8,593
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	9,175	9,325
Capital One Multi-Asset Execution Trust, Ser 2024-A1, Cl A
3.920%, 09/15/2029	4,500	4,499
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (B)	4,900	4,958
Synchrony Card Funding LLC, Ser 2024-A1, Cl A
5.040%, 03/15/2030	1,920	1,947
		29,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.4%

Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.077%, TSFR1M + 0.754%, 04/25/2037 (C)	$324	$321
RCKT Mortgage Trust 2025-CES7, Ser 2025-CES7, Cl A1A
5.377%, 07/25/2055 (B)(D)	3,968	4,004
RCKT Mortgage Trust 2025-CES7, Ser 2025-CES7, Cl A1B
5.478%, 07/25/2055 (B)(D)	1,959	1,975
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044 (B)(C)	1,416	1,428
		7,728

Other Asset-Backed Securities — 12.1%

AGL CLO 13, Ser 2025-13A, Cl A1R
5.373%, TSFR3M + 1.100%, 10/20/2034 (B)(C)	2,500	2,499
AIMCO CLO Series, Ser 2025-AA, Cl XR2
5.226%, TSFR3M + 0.900%, 01/20/2038 (B)(C)	2,850	2,850
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (B)	3,450	3,355
Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser, Ser 2005-R7, Cl M4
5.352%, TSFR1M + 1.029%, 09/25/2035 (C)	2,773	2,709
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
5.142%, TSFR1M + 0.819%, 11/25/2035 (C)	489	483
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.398%, TSFR3M + 1.080%, 04/15/2031 (B)(C)	2,009	2,009
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.647%, TSFR3M + 1.322%, 04/20/2031 (B)(C)	365	365
Apidos CLO XXXII, Ser 2024-32A, Cl A1R
5.426%, TSFR3M + 1.100%, 01/20/2033 (B)(C)	3,155	3,159
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.416%, TSFR3M + 1.090%, 10/21/2034 (B)(C)	3,400	3,404
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.737%, TSFR1M + 0.414%, 11/25/2036 (C)	1,676	1,661

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carbone CLO, Ser 2017-1A, Cl A1
5.727%, TSFR3M + 1.402%, 01/20/2031 (B)(C)	$557	$557
Cathedral Lake VI, Ser 2025-6A, Cl XR
5.262%, TSFR3M + 1.000%, 04/25/2034 (B)(C)	632	632
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.406%, TSFR3M + 1.080%, 01/20/2031 (B)(C)	1,797	1,796
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.727%, TSFR1M + 0.404%, 09/25/2036 (B)(C)	1,079	1,048
CLI Funding VI LLC, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (B)	3,080	2,887
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (B)	1,027	1,011
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (B)	1,415	1,356
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (B)	6,300	6,426
Domino's Pizza Master Issuer LLC, Ser 2015-1A, Cl A2II
4.474%, 10/25/2045 (B)	3,478	3,476
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (B)	1,422	1,416
Dryden CLO, Ser 2024-72A, Cl ARR
5.311%, TSFR3M + 1.100%, 05/15/2032 (B)(C)	2,335	2,338
Dryden Senior Loan Fund, Ser 2018-41A, Cl BR
5.879%, TSFR3M + 1.562%, 04/15/2031 (B)(C)	1,000	1,002
Elmwood CLO 15, Ser 2025-2A, Cl A1R
5.408%, TSFR3M + 1.150%, 04/22/2035 (B)(C)	3,000	2,999
FirstKey Homes Trust, Ser 2020-SFR1, Cl G
4.781%, 08/17/2037 (B)	1,410	1,406
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (B)	9,089	9,065
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.097%, TSFR1M + 0.774%, 01/25/2036 (C)	1,416	1,365
Galaxy XXII CLO, Ser 2024-22A, Cl ARRR
5.558%, TSFR3M + 1.240%, 04/16/2034 (B)(C)	1,500	1,503
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	1,408	1,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
5.406%, TSFR3M + 1.080%, 10/20/2034 (B)(C)	$1,700	$1,700
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
0.000%, 08/15/2028 (B)(C)(E)	910	910
GSAA Home Equity Trust, Ser 2007-8, Cl A3
5.337%, TSFR1M + 1.014%, 08/25/2037 (C)	82	81
Hilton Grand Vacations Trust 2025-1, Ser 2025-1A, Cl A
4.880%, 05/27/2042 (B)	9,314	9,445
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	824	809
HINNT 2024-A LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (B)	2,176	2,217
Home Partners of America Trust, Ser 2021-2, Cl B
2.302%, 12/17/2026 (B)	864	837
HPS Loan Management 2021-16, Ser 2025-16A, Cl A1R
5.370%, TSFR3M + 1.110%, 01/23/2035 (B)(C)	3,000	3,000
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
5.022%, TSFR1M + 0.699%, 01/25/2036 (C)	91	91
Jersey Mike's Funding LLC, Ser 2019-1A, Cl A2
4.433%, 02/15/2050 (B)	985	981
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.667%, TSFR1M + 0.344%, 05/25/2037 (C)	2,800	2,743
LCM 33, Ser 2025-33A, Cl AR
5.489%, TSFR3M + 1.180%, 07/20/2034 (B)(C)	3,625	3,625
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.977%, TSFR1M + 0.654%, 03/25/2036 (C)	388	381
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
5.437%, TSFR1M + 1.114%, 07/25/2037 (C)	216	214
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	985	946
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	3,001	2,829

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	$1,139	$1,068
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,051	994
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	2,267	2,070
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	5,913	5,415
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (B)	4,961	4,642
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.797%, TSFR1M + 0.474%, 05/25/2036 (C)	1,169	1,173
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.627%, TSFR1M + 0.304%, 04/25/2037 (C)	1,061	1,030
Octagon Investment Partners 44, Ser 2025-1A, Cl AR2
5.474%, TSFR3M + 1.150%, 10/15/2034 (B)(C)	2,500	2,500
Octagon Investment Partners 51, Ser 2025-1A, Cl AR
5.316%, TSFR3M + 0.990%, 07/20/2034 (B)(C)	2,000	1,994
Octagon Investment Partners XXI, Ser 2025-1A, Cl A2R4
5.383%, TSFR3M + 1.150%, 02/14/2031 (B)(C)	2,400	2,390
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.977%, TSFR1M + 0.654%, 03/25/2037 (C)	1,308	1,267
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.718%, TSFR3M + 1.400%, 04/15/2031 (B)(C)	3,400	3,397
Park Avenue Institutional Advisers CLO, Ser 2021-1A, Cl A1AR
5.343%, TSFR3M + 1.110%, 01/20/2034 (B)(C)	2,000	2,000
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
5.117%, TSFR1M + 0.794%, 12/25/2035 (C)	16	16
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/2029 (B)	750	758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (B)	$1,522	$1,523
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	1,702	1,661
Regatta XIII Funding, Ser 2024-2A, Cl A1R
5.418%, TSFR3M + 1.100%, 07/15/2031 (B)(C)	1,398	1,397
Rockford Tower CLO, Ser 2018-2A, Cl A
5.747%, TSFR3M + 1.422%, 10/20/2031 (B)(C)	993	993
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.334%, TSFR3M + 1.130%, 08/20/2032 (B)(C)	2,586	2,591
Sabey Data Center Issuer LLC, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,682	1,640
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.777%, TSFR1M + 0.454%, 10/25/2046 (C)	533	523
Serenity-Peace Park Clo, Ser 2025-1A, Cl X
0.000%, 10/24/2038 (B)(C)(E)	2,000	2,000
Sierra Timeshare 2025-2 Receivables Funding LLC, Ser 2025-2A, Cl A
4.720%, 04/20/2044 (B)	4,986	5,037
SLM Student Loan Trust, Ser 2012-2, Cl A
5.163%, SOFR30A + 0.814%, 01/25/2029 (C)	505	493
SLM Student Loan Trust, Ser 2013-2, Cl A
4.913%, SOFR30A + 0.564%, 06/25/2043 (C)	618	610
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	1,137	1,069
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (B)	1,481	1,424
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	1,102	966
Stack Infrastructure Issuer LLC, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (B)	1,705	1,676
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/2050 (B)	8,838	8,897
Textainer Marine Containers VIII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (B)	1,320	1,241
TIAA CLO IV, Ser 2024-1A, Cl A1AR
5.466%, TSFR3M + 1.140%, 01/20/2032 (B)(C)	1,775	1,777

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (B)	$12,280	$12,315
Tricon American Homes, Ser 2020-SFR1, Cl F
4.882%, 07/17/2038 (B)	2,100	2,085
Trinity Rail Leasing 2019-1 LLC, Ser 2019-1A, Cl A
3.820%, 04/17/2049 (B)	1,389	1,379
TRTX Issuer, Ser 2025-FL6, Cl A
5.897%, TSFR1M + 1.537%, 09/18/2042 (B)(C)	1,850	1,854
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	4,232	4,232
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	9,780	9,855
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	8,675	8,851
Verizon Master Trust, Ser 2024-6, Cl A1A
4.170%, 08/20/2030	7,708	7,739
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	7,020	7,034
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,629
Verizon Master Trust, Ser 2025-1, Cl B
4.940%, 01/21/2031	4,660	4,728
Voya CLO 2020-1, Ser 2025-1A, Cl ARR
5.319%, TSFR3M + 1.080%, 07/16/2034 (B)(C)	2,500	2,500
Voya CLO, Ser 2021-2A, Cl A1R
5.559%, TSFR3M + 1.242%, 06/07/2030 (B)(C)	119	119
Voya CLO, Ser 2024-2A, Cl AR
5.526%, TSFR3M + 1.200%, 07/20/2032 (B)(C)	1,698	1,699
		245,143

Total Asset-Backed Securities
(Cost $455,972) ($ Thousands)		459,824

MORTGAGE-BACKED SECURITIES — 20.1%
Agency Mortgage-Backed Obligations — 11.1%
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
6.898%, SOFR30A + 2.550%, 07/25/2042(B)(C)	1,082	1,106
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
5.848%, SOFR30A + 1.500%, 10/25/2043(B)(C)	1,370	1,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
5.448%, SOFR30A + 1.100%, 05/25/2044(B)(C)	$671	$672
FHLMC
6.478%, RFUCCT1Y + 1.468%, 03/01/2037(C)	4	4
3.500%, 02/01/2034 to 05/01/2035	1,557	1,528
2.500%, 09/01/2030 to 11/01/2031	2,860	2,757
FHLMC ARM
5.353%, SOFR30A + 2.197%, 06/01/2055(C)	3,229	3,273
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl A2
1.760%, 03/25/2028	2,164	2,054
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
4.816%, SOFR30A + 0.474%, 09/25/2027(C)	57	57
FHLMC Multifamily Structured Pass Through Certificates, Ser KF40, Cl A
4.796%, SOFR30A + 0.454%, 11/25/2027(C)	39	39
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
4.696%, SOFR30A + 0.354%, 01/25/2028(C)	336	334
FHLMC Multifamily Structured Pass Through Certificates, Ser KF68, Cl A
4.946%, SOFR30A + 0.604%, 07/25/2026(C)	275	275
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
4.746%, SOFR30A + 0.404%, 08/25/2027(C)	314	313
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	1,371	1,314
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
4.893%, 12MTA + 0.740%, 05/25/2044(C)	212	212
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
4.707%, SOFR30A + 0.364%, 02/15/2035(C)	272	270
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
4.827%, SOFR30A + 0.484%, 10/15/2034(C)	263	263
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
4.757%, SOFR30A + 0.414%, 01/15/2036(C)	47	47
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
4.757%, SOFR30A + 0.414%, 04/15/2036(C)	98	98

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
5.107%, SOFR30A + 0.764%, 03/15/2032(C)	$133	$133
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
4.907%, SOFR30A + 0.564%, 03/15/2040(C)	–	1
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
4.857%, SOFR30A + 0.514%, 08/15/2032(C)	209	209
FNMA
3.500%, 09/01/2034	1,213	1,194
3.000%, 10/01/2030 to 02/01/2035	2,489	2,430
2.500%, 02/01/2031 to 06/01/2032	1,552	1,499
2.000%, 04/01/2031	486	464
1.500%, 10/01/2035	862	778
FNMA ARM
5.301%, SOFR30A + 2.310%, 05/01/2055(C)	3,375	3,422
4.886%, SOFR30A + 2.339%, 07/01/2053(C)	3,392	3,426
FNMA CMO, Ser 2024-49, Cl FC
5.648%, SOFR30A + 1.300%, 07/25/2054(C)	5,238	5,262
FNMA CMO, Ser 2024-73, Cl FB
5.548%, SOFR30A + 1.200%, 10/25/2054(C)	8,259	8,265
FNMA REMIC CMO, Ser 2005-83, Cl FP
4.793%, SOFR30A + 0.444%, 10/25/2035(C)	347	345
FNMA REMIC CMO, Ser 2006-31, Cl FP
4.763%, SOFR30A + 0.414%, 05/25/2036(C)	59	59
FNMA REMIC CMO, Ser 2006-56, Cl FE
4.893%, SOFR30A + 0.544%, 07/25/2036(C)	294	292
FNMA REMIC CMO, Ser 2007-98, Cl FD
4.887%, SOFR30A + 0.564%, 06/25/2037(C)	178	177
FNMA REMIC CMO, Ser 2010-43, Cl VF
5.013%, SOFR30A + 0.664%, 05/25/2040(C)	233	232
FNMA REMIC CMO, Ser 2012-111, Cl NF
4.787%, SOFR30A + 0.464%, 05/25/2042(C)	346	342
FNMA REMIC CMO, Ser 2012-54, Cl CF
5.163%, SOFR30A + 0.814%, 05/25/2042(C)	123	123
FNMA REMIC CMO, Ser 2016-48, Cl UF
4.837%, SOFR30A + 0.514%, 08/25/2046(C)	123	122
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.937%, SOFR30A + 0.614%, 01/25/2050(C)	355	346

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-10, Cl FA
4.937%, SOFR30A + 0.614%, 03/25/2050(C)	$953	$926
FNMA TBA
5.000%, 09/15/2040	22,375	22,604
4.500%, 09/15/2040	22,050	22,002
4.000%, 09/15/2040	16,500	16,198
3.500%, 09/01/2040	12,375	11,981
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028(C)	682	666
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.480%, 06/25/2028(C)	4,472	4,384
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.660%, 06/25/2028(C)	4,419	4,366
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(C)	1,133	1,115
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(C)	407	398
GNMA
4.500%, 10/20/2054 to 11/20/2054	6,227	5,999
GNMA CMO, Ser 2007-1, Cl F
4.755%, TSFR1M + 0.414%, 01/20/2037(C)	262	261
GNMA CMO, Ser 2011-151, Cl BF
4.805%, TSFR1M + 0.464%, 04/20/2041(C)	227	225
GNMA CMO, Ser 2012-77, Cl FM
5.144%, TSFR1M + 0.784%, 11/16/2039(C)	205	206
GNMA CMO, Ser 2013-5, Cl JE
2.000%, 07/20/2042	1,345	1,229
GNMA CMO, Ser 2015-52, Cl EA
2.000%, 01/16/2043	3,895	3,711
GNMA CMO, Ser 2022-174, Cl AG
3.000%, 07/20/2044	4,818	4,678
GNMA CMO, Ser 2023-113, Cl FD
5.695%, SOFR30A + 1.350%, 08/20/2053(C)	2,109	2,121
GNMA CMO, Ser 2024-148, Cl AF
5.525%, SOFR30A + 1.180%, 09/20/2054(C)	8,409	8,427
GNMA CMO, Ser 2024-30, Cl CF
5.595%, SOFR30A + 1.250%, 02/20/2054(C)	2,171	2,181
GNMA TBA
5.500%, 09/15/2055	5,800	5,843
5.000%, 09/01/2033	8,925	8,834
4.500%, 09/15/2055	3,825	3,683
4.000%, 09/15/2055	4,900	4,571

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	$100	$100
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(C)	296	286
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(C)	970	939
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(C)	52	53
UMBS TBA
5.500%, 09/15/2055	5,225	5,255
5.000%, 09/15/2055	10,175	10,034
4.500%, 09/15/2055	11,825	11,372
4.000%, 09/14/2039	10,275	9,587
3.500%, 09/15/2055	6,975	6,300

		225,646
Non-Agency Mortgage-Backed Obligations — 9.0%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
5.538%, TSFR1M + 1.180%, 09/15/2034(B)(C)	1,400	1,389
ALA Trust, Ser OANA, Cl A
6.107%, TSFR1M + 1.743%, 06/15/2040(B)(C)	1,860	1,868
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(B)	1,007	984
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
4.727%, 07/26/2036(B)(C)	1,248	1,243
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	296	294
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	2,144	2,088
BANK, Ser BN22, Cl ASB
2.897%, 11/15/2062	1,393	1,362
BANK, Ser BN24, Cl ASB
2.929%, 11/15/2062	1,845	1,802
BBCMS Mortgage Trust, Ser C8, Cl ASB
1.867%, 10/15/2053	820	777
Benchmark 2019-B15 Mortgage Trust, Ser B15, Cl AAB
2.859%, 12/15/2072	1,899	1,852
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,128
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	3,285	3,213
Benchmark Mortgage Trust, Ser B15, Cl A2
2.914%, 12/15/2072	798	757

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.284%, TSFR1M + 1.921%, 08/15/2041(B)(C)	$270	$271
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
5.208%, TSFR1M + 0.844%, 10/15/2036(B)(C)	233	233
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
5.166%, TSFR1M + 0.803%, 10/15/2038(B)(C)	675	675
BX Trust, Ser 2021-MFM1, Cl A
5.178%, TSFR1M + 0.814%, 01/15/2034(B)(C)	260	260
BXP Trust, Ser 2017-CC, Cl D
3.670%, 08/13/2037(B)(C)	710	589
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(B)(C)	2,197	2,207
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(B)(C)	714	708
Citigroup Commercial Mortgage Trust 2023-SMRT, Ser SMRT, Cl A
6.015%, 10/12/2040(B)(C)	2,000	2,066
Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Cl A
5.429%, TSFR1M + 1.064%, 10/15/2038(B)(C)	1,782	1,778
Citigroup Commercial Mortgage Trust, Ser GC41, Cl AAB
2.720%, 08/10/2056	1,804	1,757
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	1,829	1,794
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036(B)	2,170	2,143
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.248%, SOFR30A + 1.900%, 12/25/2041(B)(C)	2,125	2,146
Cross Mortgage Trust, Ser 2023-H2, Cl A1A
7.135%, 11/25/2068(B)(D)	1,185	1,203
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(B)(C)	1,754	1,752
CSAIL 2015-C4 Commercial Mortgage Trust, Ser C4, Cl AS
4.174%, 11/15/2048(C)	880	876
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	49	49
CSAIL Commercial Mortgage Trust, Ser C17, Cl ASB
2.957%, 09/17/2052	1,877	1,840

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Series, Ser 2014-6R, Cl 15A2
3.824%, TSFR1M + 0.264%, 11/27/2036(B)(C)	$309	$303
CSMC Series, Ser 2015-6R, Cl 2A1
10.872%, TSFR1M + 0.314%, 11/27/2046(B)(C)	59	63
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(B)(D)	2,191	2,130
ELM Trust, Ser 2024-ELM, Cl B15
5.995%, 06/10/2039(B)(C)	1,600	1,610
ELM Trust, Ser ELM, Cl A15
5.801%, 06/10/2039(B)(C)	7,535	7,588
ELM Trust, Ser ELM, Cl A10
5.801%, 06/10/2039(B)(C)	500	505
Extended Stay America Trust, Ser 2021-ESH, Cl A
5.558%, TSFR1M + 1.194%, 07/15/2038(B)(C)	936	936
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.648%, SOFR30A + 1.300%, 02/25/2042(B)(C)	310	310
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
4.597%, TSFR1M + 0.274%, 11/25/2036(C)	192	194
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.657%, TSFR1M + 0.334%, 12/25/2037(C)	1,232	1,185
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
4.687%, TSFR1M + 0.364%, 06/25/2036(C)	156	156
FS Trust, Ser 2024-HULA, Cl A
6.174%, TSFR1M + 1.811%, 08/15/2039(B)(C)	1,450	1,455
GS Mortgage Securities Trust 2015-590M, Ser 590M, Cl C
3.932%, 10/10/2035(B)(C)	1,200	1,195
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	436	428
GWT, Ser 2024-WLF2, Cl A
6.020%, TSFR1M + 1.691%, 05/15/2041(B)(C)	1,478	1,484
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038(B)(C)	2,430	2,391
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
5.237%, TSFR1M + 0.914%, 10/25/2034(C)	185	184
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.949%, 09/06/2038(B)(C)	1,925	1,872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser COR6, Cl ASB
2.982%, 11/13/2052	$1,301	$1,273
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.949%, 09/06/2038(B)(C)	1,334	1,308
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
5.529%, TSFR1M + 1.164%, 04/15/2038(B)(C)	1,377	1,377
LEX Mortgage Trust, Ser 2024-BBG, Cl A
5.036%, 10/13/2033(B)(C)	700	706
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.897%, TSFR1M + 0.574%, 04/25/2029(C)	102	94
MF1 LLC, Ser 2020-FL4, Cl A
6.178%, TSFR1M + 1.814%, 12/15/2035(B)(C)	457	457
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(B)(C)	237	233
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	1,634	1,593
Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35, Ser C35, Cl A1
4.609%, 08/15/2058	2,207	2,216
Morgan Stanley Capital I Trust, Ser H7, Cl ASB
3.171%, 07/15/2052	3,545	3,474
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(B)(C)	1,468	1,474
NRTH Mortgage Trust, Ser PARK, Cl A
6.004%, TSFR1M + 1.641%, 03/15/2039(B)(C)	2,068	2,068
NYC Trust, Ser 3ELV, Cl A
6.320%, TSFR1M + 1.991%, 08/15/2029(B)(C)	1,300	1,306
One New York Plaza Trust, Ser 2020-1NYP, Cl A
5.429%, TSFR1M + 1.064%, 01/15/2036(B)(C)	952	924
PRPM 2023-RCF2 LLC, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(B)(D)	198	196
PRPM 2024-RCF2 LLC, Ser 2024-RCF2, Cl A1
3.750%, 03/25/2054(B)(D)	442	432
PRPM 2025-RCF3 LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(B)(D)	2,987	3,006
PRPM LLC, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(D)	2,393	2,356
PRPM LLC, Ser 2025-RCF1, Cl A1
4.500%, 02/25/2055(B)(D)	8,125	8,070

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust 2025-CES8, Ser 2025-CES8, Cl A1B
5.249%, 08/25/2055(B)(C)	$2,580	$2,587
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(B)(C)	296	297
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(B)(D)	7,594	7,664
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(B)(D)	10,876	10,884
RCKT Mortgage Trust, Ser 2024-CES8, Cl A1A
5.490%, 11/25/2044(B)(D)	10,905	10,990
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(B)(D)	12,581	12,712
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(B)(D)	12,141	12,258
SREIT Trust, Ser 2021-MFP, Cl B
5.557%, TSFR1M + 1.194%, 11/15/2038(B)(C)	1,258	1,258
Towd Point Mortgage Trust 2018-5, Ser 2018-5, Cl A1
3.250%, 07/25/2058(B)(C)	1,489	1,435
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(B)(C)	1,353	1,287
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(B)(C)	811	791
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	3,812	3,662
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
5.437%, TSFR1M + 1.114%, 05/25/2058(B)(C)	799	816
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(C)	118	115
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	864	787
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	3,597	3,391
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	93	93
UBS Commercial Mortgage Trust, Ser C2, Cl A3
3.225%, 08/15/2050	5,206	5,106
Verus Securitization Trust, Ser 2023-4, Cl A1
5.811%, 05/25/2068(B)(D)	1,985	1,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.957%, TSFR1M + 0.634%, 11/25/2045(C)	$712	$684
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	1,052	1,027
Wells Fargo Commercial Mortgage Trust, Ser C55, Cl ASB
2.651%, 02/15/2053	812	789
Wells Fargo Commercial Mortgage Trust, Ser C61, Cl A2
2.503%, 11/15/2054	798	778
Wells Fargo Commercial Mortgage Trust, Ser NXS4, Cl AS
3.973%, 12/15/2048	2,200	2,191

		181,245
Total Mortgage-Backed Securities
(Cost $404,988) ($ Thousands)		406,891

MUNICIPAL BONDS — 1.4%
Florida — 0.2%
Broward County Florida Airport System Revenue, Ser C
2.504%, 10/01/2028	2,360	2,260
Miami-Dade County, Aviation Revenue, Ser B
2.854%, 10/01/2027	2,000	1,955
Miami-Dade County, Aviation Revenue, Ser B, RB
1.229%, 10/01/2025	370	369

		4,584

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	303	303

New York — 1.1%
New York City Transitional Finance Authority
4.754%, 11/01/2027	10,405	10,575
New York City Transitional Finance Authority Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	804
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-2
5.000%, 11/01/2028	3,000	3,090
New York State Dormitory Authority, Ser B
4.150%, 03/15/2027	5,195	5,211

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	$1,800	$1,650

		21,330

Pennsylvania — 0.1%
Philadelphia City Redevelopment Authority, Ser A
4.518%, 09/01/2027	1,250	1,263

Total Municipal Bonds
(Cost $27,222) ($ Thousands)		27,480

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
FHLB
2.750%, 03/25/2027	14,360	14,120

Total U.S. Government Agency Obligation
(Cost $14,360) ($ Thousands)		14,120

SOVEREIGN DEBT — 0.5%

Israel Government International Bond
5.375%, 02/19/2030	415	426
Saudi Government International Bond
5.125%, 01/13/2028(B)	9,220	9,406

Total Sovereign Debt
(Cost $9,620) ($ Thousands)		9,832

	Shares
CASH EQUIVALENT — 8.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	161,937,949	161,938
Total Cash Equivalent
(Cost $161,938) ($ Thousands)		161,938

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $271) ($ Thousands)		75

Total Investments in Securities — 113.8%
(Cost $2,281,240) ($ Thousands)		$2,297,119

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Limited Duration Bond Fund (Concluded)

A list of open over the counter swaptions contracts for the Fund at August 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaptions	Goldman Sachs	$29,512,000	$4.00	03/21/2026	$17
Swaptions	Goldman Sachs	29,512,000	4.03	02/21/2026	12
Swaptions	Goldman Sachs	29,512,000	4.05	01/17/2026	8
Swaptions	Goldman Sachs	12,332,000	4.22	03/21/2026	17
Swaptions	Goldman Sachs	12,332,000	4.22	01/17/2026	9
Swaptions	Goldman Sachs	12,332,000	4.22	02/21/2026	12

Total Purchased Swaptions		$125,532,000			$75

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	348	Dec-2025	$72,476	$72,571	$95
U.S. 5-Year Treasury Note	162	Dec-2025	17,685	17,734	49
			90,161	90,305	144
Short Contracts
U.S. Ultra Long Treasury Bond	(63)	Dec-2025	$(7,363)	$(7,344)	$19
Ultra 10-Year U.S. Treasury Note	(311)	Dec-2025	(35,333)	(35,580)	(247)
			(42,696)	(42,924)	(228)
			$47,465	$47,381	$(84)

Percentages are based on Net Assets of $2,019,402 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $611,306 ($ Thousands), representing 30.3% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$129,472	$772,898	$(740,432)	$—	$—	$161,938	$636	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 88.2%
Communication Services — 4.5%
Alphabet
5.300%, 05/15/2065	$2,740	$2,635
5.250%, 05/15/2055	2,550	2,484
2.050%, 08/15/2050	1,356	740
America Movil
6.125%, 03/30/2040	895	945
AT&T
8.750%, 11/15/2031	1,150	1,381
6.800%, 05/15/2036	2,915	3,213
4.900%, 08/15/2037	3,040	2,929
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	2,485	2,455
6.100%, 06/01/2029	4,760	5,003
5.850%, 12/01/2035	1,730	1,733
Comcast
6.450%, 03/15/2037	6,445	7,137
5.350%, 05/15/2053	3,640	3,339
4.550%, 01/15/2029	6,765	6,862
4.200%, 08/15/2034	14,987	14,235
3.999%, 11/01/2049	1,080	813
3.969%, 11/01/2047	3,278	2,508
3.300%, 02/01/2027	1,870	1,849
2.987%, 11/01/2063	4,549	2,530
2.937%, 11/01/2056	12,053	6,940
2.887%, 11/01/2051	4,960	2,970
2.650%, 02/01/2030	2,722	2,551
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,134
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
5.750%, 05/15/2063	1,205	1,201
5.600%, 05/15/2053	5,390	5,328
5.550%, 08/15/2064	2,475	2,395
5.400%, 08/15/2054	5,525	5,300
4.550%, 08/15/2031	8,760	8,931
4.450%, 08/15/2052	7,335	6,111
NTT Finance
5.171%, 07/16/2032 (A)	3,695	3,765
4.876%, 07/16/2030 (A)	3,605	3,661
4.620%, 07/16/2028 (A)	7,810	7,893
Paramount Global
6.875%, 04/30/2036	2,760	2,929
Rogers Communications
5.000%, 02/15/2029	4,153	4,241
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	9,176	9,240
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,550	1,808

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Time Warner Cable LLC
7.300%, 07/01/2038	$595	$648
6.750%, 06/15/2039	3,105	3,215
6.550%, 05/01/2037	5,340	5,532
T-Mobile USA
4.500%, 04/15/2050	3,110	2,542
3.375%, 04/15/2029	10,370	10,041
Verizon Communications
4.780%, 02/15/2035	3,263	3,182
Walt Disney
3.500%, 05/13/2040	6,040	4,987
2.750%, 09/01/2049	2,603	1,624
2.000%, 09/01/2029	2,385	2,209
Warnermedia Holdings
5.050%, 03/15/2042	3,985	2,685

		177,855

Consumer Discretionary — 4.1%
7-Eleven
1.800%, 02/10/2031 (A)	6,001	5,178
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,613	2,560
Amazon.com
3.950%, 04/13/2052	8,393	6,577
3.875%, 08/22/2037	2,730	2,481
3.100%, 05/12/2051	9,095	6,105
1.650%, 05/12/2028	2,380	2,249
American Honda Finance MTN
5.125%, 07/07/2028	1,326	1,360
2.300%, 09/09/2026	3,200	3,138
BMW US Capital LLC
5.050%, 04/02/2026 (A)	9,640	9,682
2.550%, 04/01/2031 (A)	7,250	6,523
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	2,772	2,705
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	7,840	7,968
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,725
3.250%, 06/02/2030 (A)	3,790	3,588
Ford Motor Credit LLC
6.054%, 11/05/2031	3,367	3,407
6.050%, 03/05/2031	433	440
General Motors Financial
5.950%, 04/04/2034	3,575	3,664
5.750%, 02/08/2031	2,315	2,402
5.350%, 07/15/2027	2,670	2,719
Home Depot
5.400%, 06/25/2064	605	576
5.300%, 06/25/2054	2,750	2,616
4.950%, 06/25/2034	6,885	7,003

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 12/06/2048	$1,915	$1,640
4.400%, 03/15/2045	3,217	2,767
4.250%, 04/01/2046	410	344
3.900%, 06/15/2047	1,505	1,182
3.350%, 04/15/2050	1,305	906
3.300%, 04/15/2040	905	727
3.250%, 04/15/2032	4,344	4,045
2.800%, 09/14/2027	3,195	3,127
2.750%, 09/15/2051	3,000	1,820
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,250	7,361
5.450%, 06/24/2026 (A)	7,655	7,714
5.300%, 03/19/2027 (A)	7,345	7,443
4.900%, 06/23/2028 (A)	8,270	8,378
4.550%, 09/26/2029 (A)	2,280	2,281
2.100%, 09/15/2028 (A)	5,340	4,999
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,775	1,811
O'Reilly Automotive
5.750%, 11/20/2026	4,320	4,392
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,079
Toyota Motor Credit
5.050%, 05/16/2029	7,345	7,588
4.600%, 10/10/2031	7,080	7,147
University of Southern California
5.250%, 10/01/2111	3,330	3,033

		165,450

Consumer Staples — 5.2%
Altria Group
5.250%, 08/06/2035	2,980	2,974
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	18,404	16,800
4.700%, 02/01/2036	14,096	13,757
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	6,774	8,596
4.750%, 01/23/2029	5,220	5,334
4.439%, 10/06/2048	1,370	1,155
BAT Capital
4.390%, 08/15/2037	4,348	3,927
2.259%, 03/25/2028	4,990	4,754
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,299	1,420
7.507%, 01/10/2032 (A)	910	973
6.036%, 12/10/2028	1,214	1,240
4.163%, 08/11/2036 (A)	1,470	1,386
Diageo Capital PLC
5.375%, 10/05/2026	6,890	6,976
5.300%, 10/24/2027	3,786	3,885
Diageo Investment
5.625%, 04/15/2035	2,550	2,684

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EMD Finance LLC
4.625%, 10/15/2032 (A)	$7,205	$7,155
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,847
JBS USA Holding Lux SARL
6.750%, 03/15/2034	6,693	7,340
6.500%, 12/01/2052	1,790	1,827
6.375%, 02/25/2055 (A)	1,870	1,879
5.750%, 04/01/2033	1,177	1,219
3.000%, 02/02/2029	2,745	2,626
Kenvue
5.100%, 03/22/2043	805	772
Mars
5.700%, 05/01/2055 (A)	7,885	7,689
5.000%, 03/01/2032 (A)	6,950	7,094
4.800%, 03/01/2030 (A)	12,895	13,141
4.200%, 04/01/2059 (A)	1,620	1,227
3.200%, 04/01/2030 (A)	2,435	2,328
Nestle Holdings
3.500%, 09/24/2025 (A)	3,645	3,643
PepsiCo
5.250%, 07/17/2054	570	545
4.200%, 07/18/2052	1,730	1,407
3.375%, 07/29/2049	1,075	762
Philip Morris International
5.625%, 09/07/2033	2,915	3,060
5.125%, 11/17/2027	5,740	5,862
5.125%, 02/15/2030	2,955	3,058
5.125%, 02/13/2031	5,160	5,332
4.500%, 03/20/2042	2,830	2,502
4.375%, 11/01/2027	6,275	6,321
4.375%, 04/30/2030	7,060	7,099
3.875%, 08/21/2042	3,890	3,150
0.875%, 05/01/2026	3,360	3,286
RELX Capital
4.750%, 03/27/2030	2,586	2,642
Rentokil Terminix Funding LLC
5.000%, 04/28/2030 (A)	3,125	3,183
Reynolds American
8.125%, 05/01/2040	980	1,152
Target
5.250%, 02/15/2036	10,500	10,692
5.000%, 04/15/2035	4,025	4,036
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,292
Walmart
4.500%, 04/15/2053	4,346	3,777

		206,806

Energy — 4.4%
BP Capital Markets America
3.937%, 09/21/2028	2,240	2,233
3.379%, 02/08/2061	1,681	1,074

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.001%, 03/17/2052	$5,120	$3,206
2.939%, 06/04/2051	245	152
2.772%, 11/10/2050	1,710	1,030
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,548
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,143
2.742%, 12/31/2039	2,925	2,423
Chevron
2.236%, 05/11/2030	6,587	6,074
ConocoPhillips
5.650%, 01/15/2065	5,140	4,853
5.500%, 01/15/2055	2,740	2,582
4.850%, 01/15/2032	4,279	4,352
4.025%, 03/15/2062	4,165	2,984
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	7,154	7,458
5.650%, 10/15/2054	3,469	3,312
Energy Transfer LP
6.050%, 12/01/2026	6,960	7,094
4.000%, 10/01/2027	3,640	3,620
Enterprise Products Operating LLC
4.850%, 01/31/2034	7,410	7,409
4.850%, 08/15/2042	3,415	3,106
4.850%, 03/15/2044	2,420	2,186
EOG Resources
5.650%, 12/01/2054	3,392	3,279
4.375%, 04/15/2030	1,950	1,961
Exxon Mobil
4.227%, 03/19/2040	880	792
4.114%, 03/01/2046	1,655	1,362
3.452%, 04/15/2051	5,610	3,955
3.095%, 08/16/2049	1,055	704
2.995%, 08/16/2039	2,830	2,220
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,809	2,352
1.750%, 09/30/2027 (A)	1,778	1,729
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,609
Hess
6.000%, 01/15/2040	5,910	6,328
HF Sinclair
5.000%, 02/01/2028	4,830	4,833
MPLX
6.200%, 09/15/2055	1,415	1,375
Occidental Petroleum
6.450%, 09/15/2036	2,620	2,710
6.050%, 10/01/2054	1,110	1,037
5.550%, 10/01/2034	2,980	2,965
ONEOK
5.400%, 10/15/2035	2,675	2,650
Raizen Fuels Finance
6.250%, 07/08/2032 (A)	2,925	2,856

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	$3,490	$3,468
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,760	2,906
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	7,355	7,568
Schlumberger Holdings
5.000%, 06/01/2034 (A)	3,800	3,801
Shell Finance US
4.550%, 08/12/2043	3,030	2,673
4.000%, 05/10/2046	4,320	3,445
3.750%, 09/12/2046	4,695	3,615
2.375%, 11/07/2029	2,735	2,561
Shell International Finance BV
6.375%, 12/15/2038	1,545	1,722
3.625%, 08/21/2042	4,000	3,153
2.500%, 09/12/2026	320	315
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,054
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,317
TotalEnergies Capital
5.425%, 09/10/2064	2,180	2,018
3.883%, 10/11/2028	5,330	5,325
TotalEnergies Capital International
3.127%, 05/29/2050	1,940	1,275
2.986%, 06/29/2041	255	189
Woodside Finance
5.400%, 05/19/2030	2,480	2,549

		177,510

Financials — 34.4%
AIA Group
3.600%, 04/09/2029 (A)	8,100	7,976
AIB Group
5.320%, SOFRRATE + 1.650%, 05/15/2031 (A)(B)	2,545	2,612
Aircastle Ltd / Aircastle Ireland DAC
5.750%, 10/01/2031 (A)	1,290	1,346
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	1,545	1,587
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	4,178	4,575
5.667%, SOFRRATE + 1.790%, 04/25/2036 (B)	1,750	1,829
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	1,534	1,566
5.085%, SOFRINDX + 1.020%, 01/30/2031 (B)	3,952	4,073
ANZ New Zealand International
1.250%, 06/22/2026 (A)	5,775	5,641

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon North America
5.750%, 03/01/2054	$2,925	$2,865
Arthur J Gallagher
5.550%, 02/15/2055	2,610	2,459
ASB Bank
1.625%, 10/22/2026 (A)	4,690	4,561
Athene Global Funding
4.721%, 10/08/2029 (A)	5,785	5,811
2.950%, 11/12/2026 (A)	10,525	10,348
2.500%, 03/24/2028 (A)	5,135	4,910
Athene Global Funding MTN
4.860%, 08/27/2026 (A)	4,420	4,442
Atlas Warehouse Lending
6.050%, 01/15/2028 (A)	3,980	4,056
Australia & New Zealand Banking Group
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(B)	3,870	3,989
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	3,450	3,608
5.750%, 03/01/2029 (A)	2,390	2,473
5.750%, 11/15/2029 (A)	3,500	3,635
Banco Santander
6.607%, 11/07/2028	5,445	5,827
5.439%, 07/15/2031	4,600	4,814
Bank of America
6.000%, 10/15/2036	465	494
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,200	5,436
5.744%, SOFRRATE + 1.697%, 02/12/2036 (B)	3,891	3,986
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	11,230	11,604
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	11,485	11,781
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	14,305	14,157
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	7,540	7,409
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,100	7,014
2.972%, SOFRRATE + 1.560%, 07/21/2052 (B)	4,445	2,853
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,826
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,085	1,861
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	6,320	6,361
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	3,850	3,901
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	12,350	12,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	$10,185	$10,210
4.183%, 11/25/2027	7,055	7,050
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,986	1,562
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	4,840	4,800
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	11,305	11,212
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,375	1,242
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	31,193	22,482
Bank of New York Mellon
5.316%, SOFRRATE + 1.350%, 06/06/2036 (B)	1,170	1,200
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,820
Barclays PLC
5.860%, SOFRRATE + 1.830%, 08/11/2046 (B)	875	869
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	1,436	1,494
5.086%, SOFRRATE + 0.960%, 02/25/2029 (B)	3,429	3,485
4.942%, SOFRRATE + 1.560%, 09/10/2030 (B)	2,970	3,018
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,650	2,772
1.450%, 10/15/2030	4,000	3,533
BlackRock Funding
5.250%, 03/14/2054	4,910	4,664
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,381
3.500%, 09/10/2049 (A)	2,250	1,581
3.150%, 10/02/2027 (A)	1,878	1,834
2.550%, 03/30/2032 (A)	2,000	1,748
Blackstone Secured Lending Fund
5.300%, 06/30/2030	4,545	4,585
Blue Owl Capital
6.200%, 07/15/2030	4,005	4,108
Blue Owl Technology Finance
6.100%, 03/15/2028 (A)	1,495	1,514
BNP Paribas
5.283%, SOFRRATE + 1.280%, 11/19/2030 (A)(B)	4,499	4,609
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,240	4,320
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	10,435	10,602
Brookfield Finance
5.968%, 03/04/2054	8,975	8,989
5.330%, 01/15/2036	1,605	1,595

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.724%, 04/15/2031	$4,200	$3,836
Brown & Brown
6.250%, 06/23/2055	1,920	1,963
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,317
Capital One Financial
3.650%, 05/11/2027	4,523	4,483
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (B)	2,400	2,552
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	9,287
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,136
4.900%, 08/15/2035	9,225	9,173
4.650%, 08/15/2029	3,595	3,665
CI Financial
3.200%, 12/17/2030	8,525	7,662
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,603
6.125%, 11/01/2034	2,882	3,079
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,581
Citadel LP
4.875%, 01/15/2027 (A)	3,620	3,628
Citadel Securities Global Holdings LLC
5.500%, 06/18/2030 (A)	2,915	2,983
Citibank
5.570%, 04/30/2034	8,510	8,912
4.914%, 05/29/2030	13,780	14,141
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,469
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	3,240	3,162
5.333%, SOFRRATE + 1.465%, 03/27/2036 (B)	1,884	1,904
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	6,640	6,814
4.952%, SOFRRATE + 1.463%, 05/07/2031 (B)	9,450	9,627
4.786%, SOFRRATE + 0.870%, 03/04/2029 (B)	3,335	3,379
4.450%, 09/29/2027	190	190
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,399
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	6,134	5,541
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,035	1,447
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	18,110	16,262
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	2,676	2,369

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CME Group
5.300%, 09/15/2043	$2,500	$2,502
Commonwealth Bank of Australia
5.929%, H15T1Y + 1.320%, 03/14/2046 (A)(B)	1,924	1,949
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	3,345	3,148
Corebridge Global Funding
5.200%, 06/24/2029 (A)	2,480	2,554
4.900%, 01/07/2028 (A)	2,300	2,341
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(B)	5,085	5,120
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	4,000	3,898
Deutsche Bank NY
5.297%, SOFRRATE + 1.720%, 05/09/2031 (B)	4,445	4,554
Equitable America Global Funding
4.650%, 06/09/2028 (A)	1,500	1,515
Equitable Financial Life Global Funding
1.400%, 08/27/2027 (A)	1,973	1,867
F&G Global Funding
1.750%, 06/30/2026 (A)	10,151	9,915
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	1,890	1,921
Fortitude Group Holdings LLC
6.250%, 04/01/2030 (A)	2,675	2,779
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,783
4.400%, 09/23/2027 (A)	7,880	7,894
2.250%, 01/06/2027 (A)	1,500	1,457
1.950%, 09/15/2028 (A)	4,440	4,139
1.625%, 01/15/2026 (A)	6,185	6,117
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,847
Goldman Sachs Group
6.750%, 10/01/2037	435	483
6.450%, 05/01/2036	670	729
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	4,755	4,740
5.727%, SOFRRATE + 1.265%, 04/25/2030 (B)	3,485	3,650
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	7,180	7,097
5.536%, SOFRRATE + 1.380%, 01/28/2036 (B)	3,125	3,222
5.150%, 05/22/2045	1,150	1,052
4.692%, SOFRRATE + 1.135%, 10/23/2030 (B)	4,850	4,903
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	910	829

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	$1,362	$1,198
3.850%, 01/26/2027	150	149
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	2,073	1,586
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	7,030	5,289
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,888
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	4,695	4,585
2.600%, 02/07/2030	1,005	940
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	23,926	21,194
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	435	382
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	5,980	5,823
1.093%, SOFRRATE + 0.789%, 12/09/2026 (B)	2,890	2,864
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,840	4,355
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,304
HSBC Holdings PLC
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,476
5.210%, SOFRRATE + 2.610%, 08/11/2028 (B)	2,965	3,012
5.130%, SOFRRATE + 1.040%, 11/19/2028 (B)	5,370	5,458
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	11,319
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,125	4,347
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	1,525	1,570
Intercontinental Exchange
5.250%, 06/15/2031	6,440	6,738
4.250%, 09/21/2048	1,454	1,208
International Bank for Reconstruction & Development
3.875%, 02/14/2030	11,820	11,898
3.500%, 07/12/2028	5,040	5,021
Jackson Financial
3.125%, 11/23/2031	3,295	2,978
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	3,009
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,619
6.400%, 05/15/2038	2,812	3,140
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	13,690	14,956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	$3,770	$3,936
5.576%, SOFRRATE + 1.635%, 07/23/2036 (B)	1,890	1,928
5.572%, SOFRRATE + 1.680%, 04/22/2036 (B)	4,510	4,689
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	8,068	8,102
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	2,775	2,850
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	8,029	8,184
5.110%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,611
5.103%, SOFRRATE + 1.435%, 04/22/2031 (B)	1,965	2,027
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	603
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	5,630	5,692
4.505%, SOFRRATE + 0.860%, 10/22/2028 (B)	6,560	6,604
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,014
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,478
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	12,727	12,540
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	10,745	8,153
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	7,903	7,303
KKR
5.100%, 08/07/2035	2,144	2,127
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,683
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,088
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,872
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,034	1,087
5.500%, 08/01/2030	3,125	3,184
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,737
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	3,725	3,788
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,586
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,740
Macquarie Airfinance Holdings
5.200%, 03/27/2028 (A)	4,175	4,235

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Bank
5.208%, 06/15/2026 (A)	$2,680	$2,700
Macquarie Group MTN
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	3,944	3,831
Marsh & McLennan
6.250%, 11/01/2052	2,640	2,805
5.450%, 03/15/2054	120	114
4.900%, 03/15/2049	985	878
4.750%, 03/15/2039	5,100	4,854
4.350%, 01/30/2047	1,205	1,003
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	779
3.200%, 12/01/2061 (A)	7,385	4,377
Mastercard
3.300%, 03/26/2027	2,640	2,616
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	7,424
MetLife
5.000%, 07/15/2052	5,045	4,547
4.050%, 03/01/2045	2,780	2,265
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,605	2,457
Metropolitan Life Global Funding I MTN
2.400%, 01/11/2032 (A)	5,965	5,224
Moody's
2.000%, 08/19/2031	2,847	2,501
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	7,404	7,707
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	9,117	8,891
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	6,840	7,053
5.230%, SOFRRATE + 1.108%, 01/15/2031 (B)	4,835	4,991
5.192%, SOFRRATE + 1.510%, 04/17/2031 (B)	1,965	2,026
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	3,020	3,084
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	5,385	5,516
4.654%, SOFRRATE + 1.100%, 10/18/2030 (B)	5,040	5,088
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	15,719	15,722
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	867	661
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	4,285	4,205
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	6,620	6,986

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	$4,140	$4,324
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,493
4.300%, 01/27/2045	4,445	3,800
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,280	2,894
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,655	3,568
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	10,150	8,917
Morgan Stanley Direct Lending Fund
6.000%, 05/19/2030	2,860	2,926
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (B)	3,340	3,387
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,450	3,509
National Securities Clearing
4.700%, 05/20/2030 (A)	2,170	2,218
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,145	5,043
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	2,625	3,521
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	3,976	3,997
5.516%, H15T1Y + 2.270%, 09/30/2028 (B)	3,775	3,868
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,225	8,414
New York Life Insurance
5.875%, 05/15/2033 (A)	5,180	5,451
3.750%, 05/15/2050 (A)	1,420	1,040
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	3,072
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	1,590	1,658
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	7,435	7,539
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	3,845	3,007
PayPal Holdings
5.100%, 04/01/2035	6,410	6,481
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	2,595	2,914
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	11,173	11,590
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	1,095	1,130

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.492%, SOFRRATE + 1.198%, 05/14/2030 (B)	$2,772	$2,886
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	5,860	5,987
4.899%, SOFRRATE + 1.333%, 05/13/2031 (B)	5,350	5,460
4.812%, SOFRRATE + 1.259%, 10/21/2032 (B)	4,420	4,469
2.600%, 07/23/2026	7,025	6,936
Pricoa Global Funding I
5.350%, 05/28/2035 (A)	3,000	3,076
Principal Life Global Funding II
4.800%, 01/09/2028 (A)	3,020	3,063
1.500%, 08/27/2030 (A)	3,374	2,940
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,750
1.500%, 03/10/2026	2,445	2,409
Prudential Funding Asia PLC
3.125%, 04/14/2030	2,008	1,919
Radian Group
6.200%, 05/15/2029	1,575	1,649
RGA Global Funding
5.050%, 12/06/2031 (A)	9,610	9,785
Royal Bank of Canada MTN
6.000%, 11/01/2027	9,889	10,289
2.300%, 11/03/2031	1,990	1,773
S&P Global
2.700%, 03/01/2029	6,138	5,874
2.450%, 03/01/2027	11,375	11,109
SBL Holdings
7.200%, 10/30/2034 (A)	910	896
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	3,189	3,271
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,995
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,130	4,813
Transatlantic Holdings
8.000%, 11/30/2039	5,338	6,694
Travelers
5.450%, 05/25/2053	7,690	7,472
Truist Bank
2.250%, 03/11/2030	955	870
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	10,509	11,406
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,180	1,194
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	15,135	15,909
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	4,940	5,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	$1,700	$1,712
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	4,635	4,706
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,241	7,755
UBS
4.500%, 06/26/2048	3,165	2,745
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	11,280	11,312
3.869%, SOFRRATE + 1.410%, 01/12/2029 (A)(B)	3,120	3,090
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	2,044
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,740
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,070	5,347
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	5,140	5,356
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	1,420	1,480
5.100%, SOFRRATE + 1.250%, 07/23/2030 (B)	4,240	4,362
5.083%, SOFRRATE + 1.296%, 05/15/2031 (B)	4,345	4,464
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,495	3,474
Visa
4.150%, 12/14/2035	1,125	1,076
2.000%, 08/15/2050	3,610	1,931
Wells Fargo
6.600%, 01/15/2038	2,620	2,936
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,205	3,524
5.950%, 12/15/2036	1,035	1,067
5.605%, SOFRRATE + 1.740%, 04/23/2036 (B)	5,040	5,233
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	580	598
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	3,600	3,705
5.244%, SOFRRATE + 1.110%, 01/24/2031 (B)	4,140	4,276
4.970%, SOFRRATE + 1.370%, 04/23/2029 (B)	3,420	3,485
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	925	704
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	6,090	6,229

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	$9,860	$10,238
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	7,996	7,227
4.900%, 11/17/2045	1,565	1,386
4.750%, 12/07/2046	665	573
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,440	2,916
4.400%, 06/14/2046	1,155	950
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	12,406
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	11,980	11,876
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,440	4,192
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	8,365	8,107
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	2,470	2,514
XL Group
5.250%, 12/15/2043	2,417	2,304

		1,372,204

Health Care — 8.1%
AbbVie
5.600%, 03/15/2055	1,865	1,847
5.050%, 03/15/2034	10,170	10,361
4.950%, 03/15/2031	3,000	3,098
4.550%, 03/15/2035	3,630	3,554
4.250%, 11/21/2049	7,411	6,038
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,441
Amgen
5.650%, 03/02/2053	2,800	2,708
Ascension Health
3.945%, 11/15/2046	2,394	1,910
3.106%, 11/15/2039	1,680	1,317
2.532%, 11/15/2029	3,580	3,367
Astrazeneca Finance LLC
4.900%, 02/26/2031	7,650	7,910
1.200%, 05/28/2026	11,525	11,278
AstraZeneca PLC
6.450%, 09/15/2037	9,075	10,248
Banner Health
2.907%, 01/01/2042	2,652	1,909
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	6,025	4,948
4.400%, 07/15/2044 (A)	2,337	1,835
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	2,270	2,402
6.500%, 11/21/2033 (A)	910	975
Bristol-Myers Squibb
5.550%, 02/22/2054	2,414	2,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 07/26/2029	$3,982	$3,883
3.200%, 06/15/2026	1,775	1,763
Cencora
4.625%, 12/15/2027	7,695	7,769
Centene
4.625%, 12/15/2029	8,450	8,138
3.000%, 10/15/2030	2,593	2,292
CVS Health
5.050%, 03/25/2048	7,460	6,395
Elevance Health
5.700%, 02/15/2055	4,150	3,955
2.550%, 03/15/2031	2,674	2,422
Eli Lilly
5.650%, 10/15/2065	2,268	2,249
5.550%, 10/15/2055	3,280	3,254
5.500%, 02/12/2055	3,515	3,466
5.200%, 08/14/2064	1,030	954
5.100%, 02/12/2035	7,290	7,472
5.100%, 02/09/2064	3,370	3,070
5.050%, 08/14/2054	1,700	1,573
4.950%, 02/27/2063	3,030	2,695
4.900%, 10/15/2035	3,995	4,017
4.875%, 02/27/2053	2,522	2,275
3.950%, 03/15/2049	1,220	963
HCA
3.500%, 07/15/2051	3,085	2,025
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	2,278	2,174
3.200%, 06/01/2050 (A)	2,225	1,397
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	3,755	3,646
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,117
Kaiser Foundation Hospitals
4.150%, 05/01/2047	885	722
3.150%, 05/01/2027	2,005	1,979
2.810%, 06/01/2041	4,870	3,506
Memorial Health Services
3.447%, 11/01/2049	1,775	1,233
Merck
4.900%, 05/17/2044	4,395	4,087
4.500%, 05/17/2033	2,845	2,846
3.600%, 09/15/2042	2,145	1,698
2.750%, 12/10/2051	4,355	2,644
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	963
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,122
1.651%, 08/01/2030	2,487	2,164
Northwell Healthcare
4.260%, 11/01/2047	1,950	1,560
Novartis Capital
4.400%, 05/06/2044	30	27

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
OhioHealth
2.834%, 11/15/2041	$4,000	$2,843
Pfizer
4.200%, 09/15/2048	3,790	3,093
3.000%, 12/15/2026	2,125	2,101
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	6,000	5,589
5.110%, 05/19/2043	7,395	7,006
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,184
Quest Diagnostics
4.600%, 12/15/2027	3,650	3,690
Roche Holdings
5.593%, 11/13/2033 (A)	1,700	1,815
5.265%, 11/13/2026 (A)	6,965	7,068
5.218%, 03/08/2054 (A)	2,530	2,415
1.930%, 12/13/2028 (A)	3,231	3,035
Royalty Pharma PLC
5.900%, 09/02/2054	1,540	1,478
3.350%, 09/02/2051	720	461
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,759
Solventum
5.450%, 03/13/2031	3,835	4,012
Stanford Health Care
3.310%, 08/15/2030	1,010	972
Sutter Health
5.164%, 08/15/2033	5,794	5,896
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	3,043
Thermo Fisher Scientific
5.000%, 12/05/2026	6,965	7,042
5.000%, 01/31/2029	2,480	2,554
UnitedHealth Group
5.950%, 06/15/2055	3,215	3,212
5.875%, 02/15/2053	9,030	8,923
5.750%, 07/15/2064	780	747
5.625%, 07/15/2054	13,673	13,015
5.500%, 07/15/2044	5,440	5,285
5.375%, 04/15/2054	2,000	1,846
4.950%, 01/15/2032	1,515	1,546
4.800%, 01/15/2030	2,800	2,861
4.750%, 07/15/2045	1,335	1,179
4.750%, 05/15/2052	2,620	2,203
4.625%, 07/15/2035	4,550	4,418
4.500%, 04/15/2033	5,964	5,846
4.200%, 01/15/2047	1,432	1,149
3.875%, 12/15/2028	1,835	1,821
3.850%, 06/15/2028	1,305	1,299
2.300%, 05/15/2031	8,175	7,300
Wyeth LLC
6.000%, 02/15/2036	1,400	1,511
5.950%, 04/01/2037	3,960	4,224

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Zoetis
5.000%, 08/17/2035	$3,727	$3,712

		325,142

Industrials — 7.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	4,716	4,868
6.150%, 09/30/2030	1,990	2,133
6.100%, 01/15/2027	3,055	3,122
4.950%, 09/10/2034	4,650	4,587
4.625%, 09/10/2029	3,615	3,644
3.850%, 10/29/2041	500	403
3.300%, 01/30/2032	8,855	8,107
2.450%, 10/29/2026	2,690	2,635
Airbus
3.950%, 04/10/2047 (A)	2,800	2,278
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,065
3.400%, 04/15/2030 (A)	1,387	1,339
3.000%, 09/15/2050 (A)	2,780	1,813
1.900%, 02/15/2031 (A)	2,718	2,392
Boeing
7.008%, 05/01/2064	535	593
6.858%, 05/01/2054	1,800	1,974
6.528%, 05/01/2034	5,610	6,144
6.298%, 05/01/2029	2,940	3,122
5.805%, 05/01/2050	4,440	4,269
5.150%, 05/01/2030	9,130	9,365
3.750%, 02/01/2050	1,540	1,097
3.100%, 05/01/2026	3,755	3,721
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	2,065	2,006
5.200%, 04/15/2054	310	289
4.900%, 04/01/2044	2,563	2,390
4.550%, 09/01/2044	4,900	4,320
4.450%, 01/15/2053	3,424	2,843
4.375%, 09/01/2042	345	301
4.150%, 04/01/2045	2,990	2,487
3.050%, 02/15/2051	695	454
Canadian National Railway
3.850%, 08/05/2032	2,990	2,858
Caterpillar
5.200%, 05/15/2035	7,995	8,192
3.803%, 08/15/2042	1,510	1,244
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,160	9,107
CSX
5.050%, 06/15/2035	4,129	4,168
3.350%, 09/15/2049	3,226	2,230
Cummins
5.450%, 02/20/2054	3,528	3,417
4.700%, 02/15/2031	3,744	3,804

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
5.700%, 01/19/2055	$1,461	$1,492
3.100%, 04/15/2030	2,333	2,235
Delta Air Lines
4.950%, 07/10/2028	4,430	4,484
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	886	865
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,243	2,117
Emerson Electric
2.200%, 12/21/2031	6,250	5,550
1.800%, 10/15/2027	1,840	1,763
General Dynamics
4.950%, 08/15/2035	6,157	6,222
4.250%, 04/01/2040	955	862
4.250%, 04/01/2050	2,470	2,047
2.850%, 06/01/2041	3,495	2,560
General Electric
4.300%, 07/29/2030	2,280	2,290
Honeywell International
5.250%, 03/01/2054	1,787	1,662
John Deere Capital MTN
2.800%, 07/18/2029	11,720	11,205
2.650%, 06/10/2026	330	326
2.350%, 03/08/2027	9,575	9,354
Leidos
5.400%, 03/15/2032	3,350	3,461
Lockheed Martin
5.250%, 01/15/2033	3,498	3,646
4.070%, 12/15/2042	3,300	2,773
PACCAR Financial MTN
5.000%, 03/22/2034	2,650	2,708
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,850	4,997
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,234
RTX
4.500%, 06/01/2042	2,300	2,027
Ryder System
6.300%, 12/01/2028	5,750	6,117
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,025	4,769
Siemens Funding BV
5.900%, 05/28/2065 (A)	935	968
5.800%, 05/28/2055 (A)	2,025	2,087
5.200%, 05/28/2035 (A)	7,640	7,859
Snap-on
4.100%, 03/01/2048	126	102
3.100%, 05/01/2050	3,240	2,165
Tampa Electric
5.150%, 03/01/2035	4,425	4,461

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TTX
4.600%, 02/01/2049 (A)	$3,000	$2,565
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,528
Uber Technologies
5.350%, 09/15/2054	530	498
Union Pacific
4.950%, 05/15/2053	320	288
3.500%, 02/14/2053	6,240	4,356
3.375%, 02/14/2042	1,080	830
2.950%, 03/10/2052	5,586	3,515
2.375%, 05/20/2031	3,460	3,144
Union Pacific MTN
3.550%, 08/15/2039	1,215	1,015
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,109	1,926
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,063	1,028
United Parcel Service
5.250%, 05/14/2035	8,190	8,395
Verisk Analytics
5.250%, 03/15/2035	1,197	1,207
4.500%, 08/15/2030	6,610	6,637
3.625%, 05/15/2050	2,485	1,774
Waste Management
4.950%, 07/03/2031	3,274	3,387
4.800%, 03/15/2032	2,000	2,040
4.500%, 03/15/2028	4,640	4,698

		278,020

Information Technology — 3.3%
Accenture Capital
4.250%, 10/04/2031	10,241	10,208
Amphenol
5.250%, 04/05/2034	4,090	4,227
Analog Devices
2.950%, 10/01/2051	1,918	1,230
1.700%, 10/01/2028	2,440	2,280
Apple
4.750%, 05/12/2035	7,790	7,912
4.650%, 02/23/2046	340	311
3.850%, 05/04/2043	65	54
3.850%, 08/04/2046	5,115	4,134
3.250%, 02/23/2026	2,965	2,951
2.850%, 08/05/2061	2,000	1,179
2.650%, 05/11/2050	3,755	2,326
2.375%, 02/08/2041	2,105	1,474
Broadcom
5.050%, 07/12/2029	3,932	4,043
4.926%, 05/15/2037 (A)	2,500	2,431
4.900%, 07/15/2032	3,885	3,933
4.800%, 10/15/2034	1,855	1,835

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2041 (A)	$315	$250
Cadence Design Systems
4.200%, 09/10/2027	2,735	2,746
Cisco Systems
5.900%, 02/15/2039	3,307	3,561
5.300%, 02/26/2054	3,304	3,177
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	3,525	3,688
5.900%, 01/25/2033 (A)	4,754	4,983
IBM International Capital Pte
5.250%, 02/05/2044	1,965	1,884
4.600%, 02/05/2027	1,805	1,818
Intel
3.734%, 12/08/2047	1,514	1,053
International Business Machines
4.150%, 05/15/2039	2,325	2,050
Intuit
5.500%, 09/15/2053	6,725	6,596
5.250%, 09/15/2026	7,010	7,084
KLA
5.650%, 11/01/2034	2,000	2,118
4.950%, 07/15/2052	1,817	1,649
Microsoft
3.700%, 08/08/2046	4,759	3,835
3.041%, 03/17/2062	1,100	693
2.525%, 06/01/2050	1,078	659
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,978
Oracle
4.375%, 05/15/2055	680	517
4.000%, 07/15/2046	2,275	1,735
3.800%, 11/15/2037	2,190	1,868
3.600%, 04/01/2040	2,518	1,996
2.950%, 04/01/2030	5,950	5,603
Sprint Capital
8.750%, 03/15/2032	3,940	4,778
Texas Instruments
5.050%, 05/18/2063	3,558	3,196
2.250%, 09/04/2029	4,695	4,395
Vontier
1.800%, 04/01/2026	1,205	1,186
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,824

		130,448

Materials — 2.2%
Amrize Finance US LLC
4.700%, 04/07/2028 (A)	1,625	1,645
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	5,210	4,347
ArcelorMittal
6.350%, 06/17/2054	85	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barrick North America Finance LLC
5.750%, 05/01/2043	$4,115	$4,175
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,606
5.100%, 09/08/2028	7,160	7,374
5.000%, 09/30/2043	1,400	1,329
4.875%, 02/27/2026	3,545	3,553
Chevron Phillips Chemical LLC
4.750%, 05/15/2030 (A)	2,966	3,026
Ecolab
5.000%, 09/01/2035	7,975	8,030
1.650%, 02/01/2027	7,795	7,547
FMC
5.650%, 05/18/2033	1,500	1,495
3.450%, 10/01/2029	1,905	1,804
Freeport-McMoRan
5.250%, 09/01/2029	1,584	1,606
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,019	3,042
5.634%, 04/04/2034 (A)	5,110	5,243
5.186%, 04/01/2030 (A)	6,045	6,213
4.907%, 04/01/2028 (A)	7,290	7,411
International Flavors & Fragrances
5.000%, 09/26/2048	1,761	1,514
2.300%, 11/01/2030 (A)	1,658	1,483
PPG Industries
1.200%, 03/15/2026	3,165	3,112
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,254
2.750%, 11/02/2051	4,000	2,422
Rio Tinto Finance USA PLC
4.875%, 03/14/2030	2,413	2,474
Vale Overseas
6.400%, 06/28/2054	2,385	2,386
Windfall Mining Group
5.854%, 05/13/2032 (A)	2,995	3,079

		88,256

Real Estate — 2.8%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,416
Essential Properties
5.400%, 12/01/2035	6,540	6,453
Extra Space Storage
4.950%, 01/15/2033	5,085	5,101
Extra Space Storage LP
5.700%, 04/01/2028	8,880	9,174
5.400%, 06/15/2035	7,939	8,014
Federal Realty OP LP
1.250%, 02/15/2026	5,026	4,947
Piedmont Operating Partnership LP
3.150%, 08/15/2030	9,610	8,695

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prologis LP
5.250%, 05/15/2035	$2,275	$2,320
4.750%, 06/15/2033	2,905	2,910
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	4,800	4,957
5.250%, 01/15/2035 (A)	2,441	2,468
Realty Income
3.200%, 01/15/2027	1,725	1,699
Regency Centers LP
5.250%, 01/15/2034	3,260	3,336
5.100%, 01/15/2035	460	461
5.000%, 07/15/2032	1,988	2,028
4.400%, 02/01/2047	1,540	1,288
2.950%, 09/15/2029	3,515	3,349
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,133
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	850	843
3.625%, 01/28/2026 (A)	13,406	13,357
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,305	2,307
Simon Property Group LP
6.750%, 02/01/2040	470	534
6.650%, 01/15/2054	60	66
5.850%, 03/08/2053	1,315	1,314
5.500%, 03/08/2033	8,037	8,433
4.250%, 11/30/2046	2,144	1,760
3.800%, 07/15/2050	1,120	833
2.650%, 02/01/2032	2,000	1,783
2.450%, 09/13/2029	4,536	4,256

		112,235

Utilities — 12.2%
AEP Texas
3.450%, 01/15/2050	2,695	1,820
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,724
Alabama Power
3.850%, 12/01/2042	600	481
3.700%, 12/01/2047	2,800	2,116
3.125%, 07/15/2051	3,187	2,094
1.450%, 09/15/2030	4,916	4,310
Ameren
5.375%, 03/15/2035	3,390	3,444
Ameren Illinois
4.500%, 03/15/2049	4,560	3,848
3.850%, 09/01/2032	12,305	11,717
American Electric Power
5.625%, 03/01/2033	3,555	3,723
Arizona Public Service
5.550%, 08/01/2033	4,920	5,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baltimore Gas and Electric
5.450%, 06/01/2035	$6,195	$6,384
2.250%, 06/15/2031	4,240	3,799
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,372	2,558
3.250%, 04/15/2028	1,720	1,688
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,349
4.950%, 08/15/2035	4,610	4,571
4.500%, 04/01/2044	2,215	1,920
3.000%, 03/01/2032	1,540	1,404
2.900%, 07/01/2050	745	472
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (A)	2,415	2,463
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	4,967	5,175
CMS Energy
3.000%, 05/15/2026	7,285	7,215
Commonwealth Edison
5.950%, 06/01/2055	1,740	1,788
4.700%, 01/15/2044	3,300	2,936
3.200%, 11/15/2049	1,510	1,013
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,802
Consolidated Edison of New York
5.900%, 11/15/2053	5,905	6,025
5.375%, 05/15/2034	2,445	2,532
4.625%, 12/01/2054	5,681	4,757
3.875%, 06/15/2047	3,000	2,292
Consumers Energy
4.700%, 01/15/2030	6,294	6,426
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (B)	2,225	2,280
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	2,700	2,726
5.450%, 03/15/2035	3,375	3,419
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	882
DTE Electric
5.850%, 05/15/2055	2,791	2,853
5.250%, 05/15/2035	5,500	5,614
DTE Energy
5.850%, 06/01/2034	4,255	4,468
4.875%, 06/01/2028	5,240	5,330
Duke Energy
5.000%, 08/15/2052	4,075	3,554
Duke Energy Carolinas LLC
5.400%, 01/15/2054	2,890	2,786
5.300%, 02/15/2040	2,400	2,404
3.875%, 03/15/2046	5,500	4,268
2.850%, 03/15/2032	2,620	2,372
2.550%, 04/15/2031	2,855	2,608

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Florida LLC
5.950%, 11/15/2052	$2,100	$2,153
5.875%, 11/15/2033	2,910	3,111
Duke Energy Indiana LLC
6.350%, 08/15/2038	235	259
4.900%, 07/15/2043	240	217
Duke Energy Ohio
5.250%, 04/01/2033	2,985	3,075
Duke Energy Progress LLC
5.050%, 03/15/2035	3,850	3,886
4.200%, 08/15/2045	2,380	1,967
4.100%, 05/15/2042	1,001	840
East Ohio Gas
2.000%, 06/15/2030 (A)	2,370	2,126
Entergy Arkansas LLC
5.750%, 06/01/2054	3,015	3,002
4.200%, 04/01/2049	2,615	2,067
Entergy Louisiana LLC
5.800%, 03/15/2055	4,605	4,582
4.200%, 09/01/2048	3,215	2,580
Entergy Mississippi LLC
5.800%, 04/15/2055	3,615	3,599
2.850%, 06/01/2028	3,700	3,594
Entergy Texas
3.550%, 09/30/2049	1,920	1,356
Exelon
5.150%, 03/15/2028	4,570	4,675
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	6,135	6,278
Florida Power & Light
5.960%, 04/01/2039	150	160
5.950%, 02/01/2038	3,769	4,043
5.700%, 03/15/2055	2,790	2,793
5.690%, 03/01/2040	5,557	5,776
5.300%, 06/15/2034	3,005	3,107
4.125%, 02/01/2042	3,490	2,966
Georgia Power
5.250%, 03/15/2034	4,730	4,848
4.300%, 03/15/2043	2,180	1,853
Indiana Michigan Power
4.250%, 08/15/2048	555	443
Indianapolis Power & Light
5.700%, 04/01/2054 (A)	3,130	3,061
4.050%, 05/01/2046 (A)	65	51
Interstate Power and Light
5.600%, 06/29/2035	2,950	3,050
Jersey Central Power & Light
5.100%, 01/15/2035	3,185	3,182
Kentucky Utilities
5.450%, 04/15/2033	2,345	2,436
Louisville Gas and Electric
5.850%, 08/15/2055	2,635	2,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Electric
1.729%, 11/24/2030 (A)	$1,300	$1,128
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,808
Monongahela Power
5.850%, 02/15/2034 (A)	3,480	3,660
3.550%, 05/15/2027 (A)	10,095	9,985
National Grid PLC
5.418%, 01/11/2034	3,760	3,869
National Rural Utilities Cooperative Finance
7.482%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,542
5.800%, 01/15/2033	2,155	2,294
4.750%, 02/07/2028	8,210	8,339
4.400%, 11/01/2048	1,000	840
4.300%, 03/15/2049	2,558	2,121
National Rural Utilities Cooperative Finance MTN
5.100%, 05/06/2027	4,140	4,208
Nevada Power
6.000%, 03/15/2054	5,340	5,387
New England Power
5.936%, 11/25/2052 (A)	1,046	1,048
NextEra Energy Capital Holdings
5.900%, 03/15/2055	3,200	3,187
5.250%, 03/15/2034	2,090	2,126
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,839
NiSource
5.350%, 04/01/2034	3,445	3,524
Northern States Power
6.250%, 06/01/2036	600	661
6.200%, 07/01/2037	2,765	3,032
4.500%, 06/01/2052	2,845	2,390
2.250%, 04/01/2031	2,620	2,381
NorthWestern
5.073%, 03/21/2030 (A)	4,960	5,083
NSTAR Electric
5.200%, 03/01/2035	2,957	3,003
3.250%, 05/15/2029	3,788	3,677
Oglethorpe Power
5.375%, 11/01/2040	1,615	1,575
4.500%, 04/01/2047	1,950	1,599
4.200%, 12/01/2042	170	136
Ohio Edison
4.950%, 12/15/2029 (A)	4,190	4,282
Oklahoma Gas and Electric
5.800%, 04/01/2055	3,210	3,205
Oncor Electric Delivery LLC
7.500%, 09/01/2038	115	138
5.800%, 04/01/2055 (A)	730	730
5.650%, 11/15/2033	4,155	4,399
5.550%, 06/15/2054	5,830	5,650

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 10/01/2052	$1,074	$1,006
5.300%, 06/01/2042	1,171	1,132
3.750%, 04/01/2045	3,510	2,710
Pacific Gas and Electric
6.750%, 01/15/2053	3,665	3,783
6.150%, 03/01/2055	590	571
5.900%, 06/15/2032	3,725	3,874
5.900%, 10/01/2054	1,785	1,669
5.250%, 03/01/2052	170	145
5.000%, 06/04/2028	3,665	3,718
4.950%, 07/01/2050	3,760	3,113
4.500%, 07/01/2040	2,155	1,839
4.200%, 06/01/2041	2,340	1,850
3.500%, 08/01/2050	280	184
PacifiCorp
6.000%, 01/15/2039	4,015	4,139
5.800%, 01/15/2055	2,261	2,138
3.300%, 03/15/2051	3,553	2,268
2.900%, 06/15/2052	5,290	3,117
PECO Energy
2.850%, 09/15/2051	2,100	1,301
Potomac Electric Power
5.500%, 03/15/2054	5,905	5,681
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,938
3.950%, 06/01/2047	6,509	5,147
PSEG Power LLC
5.750%, 05/15/2035 (A)	3,235	3,349
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,221
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,515
Public Service of Colorado
5.750%, 05/15/2054	5,405	5,311
4.100%, 06/01/2032	4,420	4,292
3.200%, 03/01/2050	1,665	1,094
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,476
2.200%, 06/15/2031	5,140	4,585
Public Service of Oklahoma
5.200%, 01/15/2035	1,778	1,783
San Diego Gas & Electric
5.400%, 04/15/2035	2,210	2,265
4.950%, 08/15/2028	3,344	3,432
4.500%, 08/15/2040	2,025	1,839
Sempra
3.800%, 02/01/2038	1,180	994
Southern California Edison
6.200%, 09/15/2055	220	219
5.900%, 03/01/2055	5,020	4,794
5.750%, 04/15/2054	225	210
4.125%, 03/01/2048	1,690	1,276
4.000%, 04/01/2047	605	450

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 08/01/2029	$2,530	$2,381
Southern California Gas
6.000%, 06/15/2055	465	472
5.750%, 06/01/2053	3,799	3,715
5.600%, 04/01/2054	1,160	1,121
4.300%, 01/15/2049	1,055	843
3.750%, 09/15/2042	190	148
System Energy Resources
5.300%, 12/15/2034	1,085	1,081
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	5,785	5,927
Union Electric
5.125%, 03/15/2055	890	811
4.000%, 04/01/2048	1,055	827
3.900%, 09/15/2042	95	77
Virginia Electric and Power
6.350%, 11/30/2037	1,685	1,834
5.650%, 03/15/2055	2,245	2,196
5.000%, 01/15/2034	5,770	5,797
2.950%, 11/15/2051	5,880	3,663
Vistra Operations LLC
5.700%, 12/30/2034 (A)	4,195	4,277
Wisconsin Electric Power
1.700%, 06/15/2028	4,000	3,767
Wisconsin Power & Light
6.375%, 08/15/2037	50	55
3.050%, 10/15/2027	2,370	2,316
Wisconsin Public Service
4.550%, 12/01/2029	2,285	2,326
3.300%, 09/01/2049	2,475	1,680

		486,849

Total Corporate Obligations
(Cost $3,604,608) ($ Thousands)		3,520,775

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds
4.875%, 08/15/2045	18,075	18,095
4.750%, 05/15/2055 (D)	51,045	49,657
4.750%, 08/15/2055	13,040	12,689
4.625%, 11/15/2044	11,135	10,802
4.625%, 02/15/2055	2,475	2,359
4.500%, 02/15/2044	98	94
U.S. Treasury Notes
4.250%, 05/15/2035	5,397	5,414
4.250%, 08/15/2035	69,895	70,037
4.000%, 02/28/2030	7,169	7,270
4.000%, 05/31/2030	3,585	3,635
4.000%, 07/31/2032	10,490	10,537
3.875%, 05/31/2027	1,749	1,755
3.875%, 07/15/2028	31,535	31,779

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 07/31/2030	$37,095	$37,393
3.875%, 08/31/2032	1,385	1,381
3.625%, 08/15/2028	25,580	25,614
3.625%, 08/31/2030	6,485	6,465

Total U.S. Treasury Obligations
(Cost $294,173) ($ Thousands)		294,976

MUNICIPAL BONDS — 2.8%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	5,475	5,432

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	2,465	2,586

California — 0.7%
California State University, RB
5.183%, 11/01/2053	8,690	8,279
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,395
California State, Build America Project, GO
7.600%, 11/01/2040	585	713
7.550%, 04/01/2039	2,305	2,764
7.500%, 04/01/2034	5,125	5,942
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,699
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	300	317
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	2,105	1,956
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	127

		27,192

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,787
Colorado State, COP
6.817%, 03/15/2028	1,980	2,103

		5,890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.1%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	$2,000	$2,065
3.875%, 06/15/2028	2,555	2,564

		4,629

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,327	2,481

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,662
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,725	3,602

		6,264

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	4,620	4,576

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,615	2,643
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	101
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	82
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,470
1.638%, 07/01/2026	2,125	2,082

		7,378

Michigan — 0.1%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,535
2.671%, 09/01/2049 (B)	4,600	4,508

		6,043

New Hampshire — 0.0%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,680	1,677

New York — 0.5%
City of New York, Ser D-2, GO
4.719%, 10/01/2032	3,700	3,761

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
City of New York, Ser H, GO
5.400%, 02/01/2034	$1,730	$1,824
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	151
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,233
New York City Transitional Finance Authority, Sub-Ser, RB
3.480%, 08/01/2026 (E)	2,100	2,090
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,710	2,756
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	6,440	6,626

		18,441

Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,131

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	2,429	2,479

Pennsylvania — 0.3%
Commonwealth Financing Authority, Ser A, RB
4.014%, 06/01/2033	5,840	5,673
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	5,086

		10,759

Texas — 0.0%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	551
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	926
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	589

		2,066

Total Municipal Bonds
(Cost $116,060) ($ Thousands)		111,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.4%

CDP Financial
5.600%, 11/25/2039(A)	$700	$746
Chile Government International Bond
5.330%, 01/05/2054	1,980	1,860
3.860%, 06/21/2047	385	296
Korea Development Bank
4.375%, 02/15/2028	5,150	5,208
Mexico Government International Bond
6.625%, 01/29/2038	3,730	3,799
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	272
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,270	3,282

Total Sovereign Debt
(Cost $15,402) ($ Thousands)		15,463

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	47,332,177	47,332
Total Cash Equivalent
(Cost $47,332) ($ Thousands)		47,332
Total Investments in Securities — 100.0%
(Cost $4,077,575) ($ Thousands)		$3,989,570

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Intermediate Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	303	Dec-2025	$63,112	$63,187	$75
U.S. 5-Year Treasury Note	486	Dec-2025	53,005	53,202	197
			116,117	116,389	272
Short Contracts
Ultra 10-Year U.S. Treasury Note	(605)	Dec-2025	$(68,962)	$(69,216)	$(254)
			$47,155	$47,173	$18

Percentages are based on Net Assets of $3,990,439 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $696,044 ($ Thousands), representing 17.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$59,986	$458,763	$(471,417)	$—	$—	$47,332	$432	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 77.1%

Communication Services — 7.7%
Alphabet Inc, Cl A	153,915	$32,770
Alphabet Inc, Cl C	124,129	26,505
AT&T Inc	189,435	5,549
Charter Communications Inc, Cl A *	2,582	686
Comcast Corp, Cl A	97,706	3,319
Electronic Arts Inc	6,185	1,063
Fox Corp	8,027	464
Interpublic Group of Cos Inc/The	10,986	295
Live Nation Entertainment Inc *	4,036	672
Match Group Inc	5,940	222
Meta Platforms Inc, Cl A	57,431	42,424
Netflix Inc *	11,241	13,582
News Corp	2,542	86
News Corp, Cl A	10,640	313
Omnicom Group Inc	5,244	411
Paramount Skydance Corp *	5,564	82
Take-Two Interactive Software Inc *	4,581	1,069
TKO Group Holdings Inc, Cl A	1,824	346
T-Mobile US Inc	12,505	3,151
Trade Desk Inc/The, Cl A *	12,047	658
Verizon Communications Inc	110,931	4,906
Walt Disney Co/The	47,349	5,605
Warner Bros Discovery Inc *	58,091	676

		144,854
Consumer Discretionary — 8.1%
Airbnb Inc, Cl A *	11,631	1,518
Amazon.com Inc *	249,986	57,247
AutoZone Inc *	451	1,894
Best Buy Co Inc	5,091	375
Booking Holdings Inc	856	4,793
Caesars Entertainment Inc *	4,980	133
CarMax Inc *	4,284	263
Carnival Corp, Cl A *	28,402	906
Chipotle Mexican Grill Inc, Cl A *	36,266	1,528
Darden Restaurants Inc	3,037	628
Deckers Outdoor Corp *	4,045	484
Domino's Pizza Inc	925	424
DoorDash Inc, Cl A *	8,961	2,198
DR Horton Inc	7,491	1,270
eBay Inc	12,479	1,131
Expedia Group Inc	3,161	679
Ford Motor Co	105,173	1,238
Garmin Ltd	4,135	1,000
General Motors Co	25,900	1,517
Genuine Parts Co	3,669	511
Hasbro Inc	3,770	306
Hilton Worldwide Holdings Inc	6,188	1,708
Home Depot Inc/The	26,233	10,671
Las Vegas Sands Corp	9,608	554
Lennar Corp, Cl A	6,198	825
LKQ Corp	7,562	247

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe's Cos Inc	14,690	$3,791
Lululemon Athletica Inc *	2,994	605
Marriott International Inc/MD, Cl A	6,143	1,645
McDonald's Corp	18,833	5,905
MGM Resorts International *	5,314	211
Mohawk Industries Inc *	1,203	160
NIKE Inc, Cl B	30,813	2,384
Norwegian Cruise Line Holdings Ltd *	12,617	313
NVR Inc *	80	649
O'Reilly Automotive Inc *	22,341	2,316
Pool Corp	895	278
PulteGroup Inc	5,444	719
Ralph Lauren Corp, Cl A	1,121	333
Ross Stores Inc	8,871	1,305
Royal Caribbean Cruises Ltd	6,527	2,371
Starbucks Corp	29,774	2,626
Tapestry Inc	5,344	544
Tesla Inc *	74,088	24,736
TJX Cos Inc/The	29,328	4,006
Tractor Supply Co	14,298	883
Ulta Beauty Inc *	1,197	590
Williams-Sonoma Inc	3,217	605
Wynn Resorts Ltd	2,155	273
Yum! Brands Inc	7,497	1,102

		152,398
Consumer Staples — 4.0%
Altria Group Inc	44,125	2,966
Archer-Daniels-Midland Co	13,021	816
Brown-Forman Corp, Cl B	4,220	126
Bunge Global SA	3,202	270
Campbell Soup Co	4,541	145
Church & Dwight Co Inc	6,526	608
Clorox Co/The	3,283	388
Coca-Cola Co/The	102,122	7,045
Colgate-Palmolive Co	21,779	1,831
Conagra Brands Inc	13,088	250
Constellation Brands Inc, Cl A	4,153	672
Costco Wholesale Corp	11,714	11,050
Dollar General Corp	5,753	626
Dollar Tree Inc *	5,397	589
Estee Lauder Cos Inc/The, Cl A	6,386	586
General Mills Inc	14,537	717
Hershey Co/The	3,829	704
Hormel Foods Corp	8,621	219
J M Smucker Co/The	2,862	316
Kellanova	7,064	562
Kenvue Inc	51,706	1,071
Keurig Dr Pepper Inc	35,109	1,021
Kimberly-Clark Corp	8,927	1,153
Kraft Heinz Co/The	22,911	641
Kroger Co/The	16,515	1,120
Lamb Weston Holdings Inc	3,322	191
McCormick & Co Inc/MD	6,709	472

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molson Coors Beverage Co, Cl B	4,858	$245
Mondelez International Inc, Cl A	33,836	2,079
Monster Beverage Corp *	18,921	1,181
PepsiCo Inc	36,094	5,365
Philip Morris International Inc	41,026	6,857
Procter & Gamble Co/The	61,875	9,717
Sysco Corp	13,020	1,048
Target Corp	12,225	1,173
Tyson Foods Inc, Cl A	7,587	431
Walmart Inc	114,074	11,063

		75,314
Energy — 2.4%
APA Corp	9,000	209
Baker Hughes Co, Cl A	26,730	1,214
Chesapeake Energy Corp	5,609	543
Chevron Corp	50,580	8,123
ConocoPhillips	33,122	3,278
Coterra Energy Inc, Cl A	21,398	523
Devon Energy Corp	17,658	637
Diamondback Energy Inc	4,942	735
EOG Resources Inc	14,693	1,834
EQT Corp	16,150	837
Exxon Mobil Corp	113,834	13,010
Halliburton Co	22,904	521
Kinder Morgan Inc	52,046	1,404
Marathon Petroleum Corp	8,267	1,486
Occidental Petroleum Corp	19,165	912
ONEOK Inc	16,848	1,287
Phillips 66	10,957	1,464
Schlumberger NV	40,361	1,487
Targa Resources Corp	5,849	981
Texas Pacific Land Corp	493	460
Valero Energy Corp	8,424	1,280
Williams Cos Inc/The	32,856	1,902

		44,127
Financials — 10.8%
Aflac Inc	13,061	1,396
Allstate Corp/The	7,112	1,447
American Express Co	14,557	4,822
American International Group Inc	15,525	1,262
Ameriprise Financial Inc	2,504	1,289
Aon PLC, Cl A	5,803	2,130
Apollo Global Management Inc	12,168	1,658
Arch Capital Group Ltd	10,078	922
Arthur J Gallagher & Co	6,884	2,084
Assurant Inc	1,477	318
Bank of America Corp	172,861	8,771
Bank of New York Mellon Corp/The	18,927	1,999
Berkshire Hathaway Inc, Cl B *	48,480	24,384
BlackRock Funding Inc/DE	3,829	4,316
Blackstone Inc	19,152	3,283
Block Inc, Cl A *	14,929	1,189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brown & Brown Inc	7,333	$711
Capital One Financial Corp	16,799	3,817
Cboe Global Markets Inc	2,691	635
Charles Schwab Corp/The	44,921	4,305
Chubb Ltd	9,758	2,684
Cincinnati Financial Corp	4,006	615
Citigroup Inc	49,142	4,746
Citizens Financial Group Inc	11,664	610
CME Group Inc, Cl A	9,436	2,515
Coinbase Global Inc, Cl A *	5,521	1,681
Corpay Inc *	1,824	594
Erie Indemnity Co, Cl A	676	240
Everest Group Ltd	1,111	380
FactSet Research Systems Inc	951	355
Fidelity National Information Services Inc	14,187	990
Fifth Third Bancorp	18,437	844
Fiserv Inc *	14,474	2,000
Franklin Resources Inc	7,897	203
Global Payments Inc	6,514	579
Globe Life Inc	2,424	339
Goldman Sachs Group Inc/The	8,083	6,024
Hartford Financial Services Group Inc/The	7,662	1,014
Huntington Bancshares Inc/OH	37,425	667
Interactive Brokers Group Inc, Cl A	11,533	718
Intercontinental Exchange Inc	15,250	2,693
Invesco Ltd	10,601	232
Jack Henry & Associates Inc	1,987	324
JPMorgan Chase & Co	73,469	22,145
KeyCorp	25,539	494
KKR & Co Inc	17,728	2,473
Loews Corp	4,840	469
M&T Bank Corp	4,362	880
MarketAxess Holdings Inc	1,043	192
Marsh & McLennan Cos Inc	13,209	2,719
Mastercard Inc, Cl A	21,420	12,751
MetLife Inc	15,123	1,230
Moody's Corp	4,040	2,059
Morgan Stanley	32,503	4,891
MSCI Inc, Cl A	2,029	1,152
Nasdaq Inc	10,928	1,035
Northern Trust Corp	5,216	685
PayPal Holdings Inc *	26,211	1,840
PNC Financial Services Group Inc/The	10,641	2,207
Principal Financial Group Inc	5,601	451
Progressive Corp/The	15,400	3,805
Prudential Financial Inc	9,492	1,041
Raymond James Financial Inc	4,902	831
Regions Financial Corp	23,848	653
S&P Global Inc	8,255	4,527
Synchrony Financial	10,168	776
T Rowe Price Group Inc	5,872	632
Travelers Cos Inc/The	6,093	1,654
Truist Financial Corp	35,207	1,648

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
US Bancorp	41,893	$2,046
Visa Inc, Cl A	45,210	15,904
W R Berkley Corp	7,863	564
Wells Fargo & Co	85,792	7,050
Willis Towers Watson PLC	2,660	869

		201,458
Health Care — 7.0%
Abbott Laboratories	45,833	6,080
AbbVie Inc	46,607	9,806
Agilent Technologies Inc	7,712	969
Align Technology Inc *	1,828	259
Amgen Inc	14,139	4,068
Baxter International Inc	13,734	339
Becton Dickinson & Co	7,705	1,487
Biogen Inc *	3,782	500
Bio-Techne Corp	3,644	199
Boston Scientific Corp *	38,895	4,103
Bristol-Myers Squibb Co	53,249	2,512
Cardinal Health Inc	6,416	955
Cencora Inc	4,629	1,350
Centene Corp *	12,858	373
Charles River Laboratories International Inc *	1,192	195
Cigna Group/The	6,976	2,099
Cooper Cos Inc/The *	5,238	353
CVS Health Corp	33,028	2,416
Danaher Corp	16,721	3,441
DaVita Inc *	994	137
Dexcom Inc *	10,059	758
Edwards Lifesciences Corp *	15,760	1,282
Elevance Health Inc	6,086	1,939
Eli Lilly & Co	20,785	15,227
GE HealthCare Technologies Inc	12,300	907
Gilead Sciences Inc	32,679	3,692
HCA Healthcare Inc	4,665	1,884
Henry Schein Inc *	2,923	203
Hologic Inc *	6,400	430
Humana Inc	3,249	987
IDEXX Laboratories Inc *	2,154	1,394
Incyte Corp *	4,678	396
Insulet Corp *	1,851	629
Intuitive Surgical Inc *	9,431	4,464
IQVIA Holdings Inc *	4,466	852
Johnson & Johnson	63,520	11,254
Labcorp Holdings Inc	2,130	592
McKesson Corp	3,272	2,247
Medtronic PLC	33,638	3,122
Merck & Co Inc	66,120	5,562
Mettler-Toledo International Inc *	543	706
Moderna Inc *	9,626	232
Molina Healthcare Inc *	1,364	247
Pfizer Inc	149,297	3,697
Quest Diagnostics Inc	2,942	534

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc	2,794	$1,622
ResMed Inc	3,933	1,080
Revvity Inc	3,435	310
Solventum Corp *	4,095	299
STERIS PLC	2,476	607
Stryker Corp	9,033	3,536
Thermo Fisher Scientific Inc	9,933	4,894
UnitedHealth Group Inc	23,905	7,407
Universal Health Services Inc, Cl B	1,682	305
Vertex Pharmaceuticals Inc *	6,737	2,634
Viatris Inc	28,909	305
Waters Corp *	1,583	478
West Pharmaceutical Services Inc	1,885	465
Zimmer Biomet Holdings Inc	5,136	545
Zoetis Inc, Cl A	11,973	1,873

		131,238
Industrials — 6.6%
3M Co	14,473	2,251
A O Smith Corp	2,764	197
Allegion PLC	2,453	416
AMETEK Inc	6,183	1,143
Automatic Data Processing Inc	10,653	3,239
Axon Enterprise Inc *	1,989	1,486
Boeing Co/The *	19,833	4,654
Broadridge Financial Solutions Inc	3,100	792
Builders FirstSource Inc *	2,977	413
Carrier Global Corp	21,466	1,400
Caterpillar Inc	12,384	5,189
CH Robinson Worldwide Inc	3,214	414
Cintas Corp	9,159	1,924
Copart Inc *	23,594	1,152
CSX Corp	48,918	1,590
Cummins Inc	3,714	1,480
Dayforce Inc *	4,690	327
Deere & Co	6,625	3,171
Delta Air Lines Inc	17,005	1,051
Dover Corp	3,796	679
Eaton Corp PLC	10,285	3,591
Emerson Electric Co	15,089	1,992
Equifax Inc	3,332	821
Expeditors International of Washington Inc	3,577	431
Fastenal Co	30,830	1,531
FedEx Corp	5,959	1,377
Fortive Corp	8,940	428
GE Vernova Inc	7,181	4,402
Generac Holdings Inc *	1,406	260
General Dynamics Corp	6,739	2,187
General Electric Co	28,124	7,740
Honeywell International Inc	16,884	3,706
Howmet Aerospace Inc	10,841	1,887
Hubbell Inc, Cl B	1,461	630
Huntington Ingalls Industries Inc	1,123	304
IDEX Corp	2,109	347

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	7,122	$1,885
Ingersoll Rand Inc	10,631	844
Jacobs Solutions Inc	3,386	495
JB Hunt Transport Services Inc	1,892	274
Johnson Controls International PLC	17,716	1,894
L3Harris Technologies Inc	5,012	1,391
Leidos Holdings Inc	3,554	643
Lennox International Inc	847	472
Lockheed Martin Corp	5,589	2,546
Masco Corp	5,172	380
Nordson Corp	1,519	342
Norfolk Southern Corp	6,085	1,704
Northrop Grumman Corp	3,630	2,142
Old Dominion Freight Line Inc	5,006	756
Otis Worldwide Corp	10,617	917
PACCAR Inc	14,139	1,414
Parker-Hannifin Corp	3,343	2,538
Paychex Inc	8,581	1,197
Paycom Software Inc	1,301	296
Pentair PLC	4,487	482
Quanta Services Inc	3,966	1,499
Republic Services Inc, Cl A	5,438	1,272
Rockwell Automation Inc	3,024	1,039
Rollins Inc	7,381	417
RTX Corp	35,184	5,580
Snap-on Inc	1,321	430
Southwest Airlines Co	15,755	518
Stanley Black & Decker Inc	4,503	335
Textron Inc	5,167	414
Trane Technologies PLC	5,837	2,426
TransDigm Group Inc	1,469	2,055
Uber Technologies Inc *	55,029	5,159
Union Pacific Corp	15,689	3,508
United Airlines Holdings Inc *	8,986	944
United Parcel Service Inc, Cl B	19,701	1,723
United Rentals Inc	1,754	1,677
Veralto Corp	6,291	668
Verisk Analytics Inc, Cl A	3,733	1,001
Waste Management Inc	9,812	2,221
Westinghouse Air Brake Technologies Corp	4,635	897
WW Grainger Inc	1,175	1,191
Xylem Inc/NY	6,431	910

		123,098
Information Technology — 25.6%
Adobe Inc *	11,203	3,996
Advanced Micro Devices Inc *	42,761	6,954
Akamai Technologies Inc *	3,584	284
Amphenol Corp, Cl A	31,748	3,456
Analog Devices Inc	13,005	3,268
Apple Inc	395,226	91,748
Applied Materials Inc	21,355	3,433
Arista Networks Inc *	27,027	3,691
Autodesk Inc *	5,757	1,812

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	124,370	$36,986
Cadence Design Systems Inc *	7,151	2,506
CDW Corp/DE	3,402	561
Cisco Systems Inc	104,890	7,247
Cognizant Technology Solutions Corp, Cl A	13,294	961
Corning Inc	20,684	1,386
Crowdstrike Holdings Inc, Cl A *	6,532	2,768
Datadog Inc, Cl A *	8,600	1,175
Dell Technologies Inc, Cl C	8,081	987
Enphase Energy Inc *	3,126	118
EPAM Systems Inc *	1,518	268
F5 Inc *	1,457	456
Fair Isaac Corp *	655	997
First Solar Inc *	2,919	570
Fortinet Inc *	17,072	1,345
Gartner Inc *	2,072	520
Gen Digital Inc	14,629	442
GoDaddy Inc, Cl A *	3,913	580
Hewlett Packard Enterprise Co	36,264	818
HP Inc	24,918	711
Intel Corp	114,062	2,777
International Business Machines Corp	24,492	5,964
Intuit Inc	7,365	4,912
Jabil Inc	2,715	556
Keysight Technologies Inc *	4,404	720
KLA Corp	3,470	3,026
Lam Research Corp	33,571	3,362
Microchip Technology Inc	14,451	939
Micron Technology Inc	29,334	3,491
Microsoft Corp	196,689	99,660
Monolithic Power Systems Inc	1,312	1,097
Motorola Solutions Inc	4,487	2,120
NetApp Inc	5,375	606
NVIDIA Corp	645,398	112,415
ON Semiconductor Corp *	11,377	564
Oracle Corp	42,940	9,710
Palantir Technologies Inc, Cl A *	56,127	8,796
Palo Alto Networks Inc *	17,370	3,309
PTC Inc *	3,098	661
QUALCOMM Inc	28,864	4,639
Roper Technologies Inc	2,898	1,525
Salesforce Inc	25,290	6,481
Seagate Technology Holdings PLC	5,719	957
ServiceNow Inc *	5,450	5,000
Skyworks Solutions Inc	3,866	290
Super Micro Computer Inc *	13,406	557
Synopsys Inc *	4,852	2,928
Teledyne Technologies Inc *	1,291	695
Teradyne Inc	4,533	536
Texas Instruments Inc	23,897	4,839
Trimble Inc *	6,638	537
Tyler Technologies Inc *	1,192	671
VeriSign Inc	2,182	597

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Digital Corp	9,261	$744
Workday Inc, Cl A *	5,844	1,349
Zebra Technologies Corp, Cl A *	1,437	456

		477,530
Materials — 1.5%
Air Products and Chemicals Inc	5,988	1,761
Albemarle Corp	3,511	298
Amcor PLC	59,522	514
Avery Dennison Corp	2,212	380
Ball Corp	7,075	373
CF Industries Holdings Inc	4,234	367
Corteva Inc	18,372	1,363
Dow Inc	17,977	443
DuPont de Nemours Inc	11,042	849
Eastman Chemical Co	3,386	238
Ecolab Inc	6,782	1,879
Freeport-McMoRan Inc, Cl B	38,584	1,713
International Flavors & Fragrances Inc	6,655	449
International Paper Co	13,971	694
Linde PLC	12,399	5,930
LyondellBasell Industries NV, Cl A	6,951	392
Martin Marietta Materials Inc	1,633	1,007
Mosaic Co/The	7,822	261
Newmont Corp	29,901	2,225
Nucor Corp	6,208	923
Packaging Corp of America	2,369	516
PPG Industries Inc	5,922	659
Sherwin-Williams Co/The	6,194	2,266
Smurfit WestRock PLC	12,525	593
Steel Dynamics Inc	3,698	484
Vulcan Materials Co	3,569	1,039

		27,616
Real Estate — 1.6%
Alexandria Real Estate Equities Inc ‡	4,412	364
American Tower Corp, Cl A ‡	12,522	2,553
AvalonBay Communities Inc ‡	3,793	743
BXP Inc ‡	4,160	302
Camden Property Trust ‡	3,028	339
CBRE Group Inc, Cl A *	7,850	1,273
CoStar Group Inc *	11,304	1,011
Crown Castle Inc ‡	11,260	1,116
Digital Realty Trust Inc ‡	8,461	1,418
Equinix Inc ‡	2,619	2,059
Equity Residential ‡	8,615	570
Essex Property Trust Inc ‡	1,732	468
Extra Space Storage Inc ‡	5,634	809
Federal Realty Investment Trust ‡	2,335	235
Healthpeak Properties Inc ‡	19,001	341
Host Hotels & Resorts Inc ‡	19,715	339
Invitation Homes Inc ‡	15,078	472
Iron Mountain Inc ‡	7,905	730
Kimco Realty Corp ‡	18,125	408

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mid-America Apartment Communities Inc ‡	3,082	$449
Prologis Inc ‡	24,799	2,822
Public Storage ‡	4,147	1,222
Realty Income Corp ‡	24,055	1,413
Regency Centers Corp ‡	4,478	325
SBA Communications Corp, Cl A ‡	2,941	602
Simon Property Group Inc ‡	8,138	1,470
UDR Inc ‡	8,147	322
Ventas Inc ‡	12,429	846
VICI Properties Inc, Cl A ‡	27,509	929
Welltower Inc ‡	16,595	2,793
Weyerhaeuser Co ‡	18,783	486

		29,229
Utilities — 1.8%
AES Corp/The	20,932	283
Alliant Energy Corp	6,775	441
Ameren Corp	7,161	714
American Electric Power Co Inc	14,352	1,593
American Water Works Co Inc	5,196	746
Atmos Energy Corp	4,265	709
CenterPoint Energy Inc	16,536	624
CMS Energy Corp	7,638	547
Consolidated Edison Inc	9,699	953
Constellation Energy Corp	8,214	2,530
Dominion Energy Inc	22,963	1,375
DTE Energy Co	5,488	750
Duke Energy Corp	20,857	2,555
Edison International	10,078	566
Entergy Corp	12,019	1,059
Evergy Inc	6,025	429
Eversource Energy	9,485	608
Exelon Corp	26,078	1,139
FirstEnergy Corp	13,246	578
NextEra Energy Inc	54,092	3,897
NiSource Inc	12,653	535
NRG Energy Inc	5,346	778
PG&E Corp	57,644	881
Pinnacle West Capital Corp	3,483	311
PPL Corp	20,428	745
Public Service Enterprise Group Inc	13,366	1,100
Sempra	17,467	1,442
Southern Co/The	28,792	2,657
Vistra Corp	9,104	1,722
WEC Energy Group Inc	8,492	904
Xcel Energy Inc	15,525	1,124

		34,295
Total Common Stock
(Cost $460,825) ($ Thousands)		1,441,157

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.4%

Ireland — 0.2%
Information Technology — 0.2%
Accenture PLC, Cl A	16,467	$4,281

Jersey — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	5,690	452

Netherlands — 0.1%
Information Technology — 0.1%
NXP Semiconductors NV	6,788	1,594

Switzerland — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	7,955	1,643

Total Foreign Common Stock
(Cost $3,495) ($ Thousands)		7,970

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	14,116,839	14,117
Total Cash Equivalent
(Cost $14,117) ($ Thousands)		14,117

PURCHASED OPTIONS — 0.2%
Total Purchased Options^
(Cost $4,700) ($ Thousands)		2,854

PURCHASED SWAPTIONS — 0.4%
Total Purchased Swaptions
(Cost $7,144) ($ Thousands)		7,206

Total Investments in Securities — 78.9%
(Cost $490,281) ($ Thousands)		$1,473,304

WRITTEN OPTIONS — (0.1)%
Total Written Options^
(Premiums Received $2,889) ($ Thousands)		$(1,111)

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $2,136) ($ Thousands)		$(890)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund (Continued)

A list of open exchange traded options contracts for the Fund at August 31, 2025, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options		$–			$–
USD PUT/ JPY CALL	290,094,012	$42,063,632	$145.00	9/20/2025	$1,693

Call Options		–			–
XAU PUT/ USD CALL^	23,700	96,103	4,055.00	4/18/2026	1,161

Total Purchased Options		$42,159,735			$2,854
WRITTEN OPTIONS — (0.1)%
Put Options
USD PUT/ JPY CALL	(290,094,012)	$(40,613,162)	140.00	09/20/2025	$(273)

Call Options
XAU PUT/ USD CALL^	(23,700)	(73,707)	3,110.00	04/18/2026	(838)

Total Written Options		$(40,686,869)			$(1,111)

A list of open over the counter swaptions contracts for the Fund at August 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.4%
Put Swaptions
Swaption Payer Floating EUR-EURIBOR	Goldman Sachs	$121,680,000	$3.04	03/22/2036	$1,029

Call Swaptions
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	1,615,000,000	0.75	05/22/2027	4,109
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	1,575,843,810	0.37	08/22/2026	2,068
		3,190,843,810			6,177
Total Purchased Swaptions		$3,312,523,810			$7,206
WRITTEN SWAPTIONS — 0.0%
Put Swaptions
Swaption Payer Floating EUR-EURIBOR	Goldman Sachs	$(1,078,480,000)	2.43	03/20/2027	$(139)
Call Swaptions
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	(1,615,000,000)	1.50	05/22/2027	(751)
Total Written Swaptions		$(2,693,480,000)			$(890)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,263	Sep-2025	$385,300	$408,754	$23,454
			$385,300	$408,754	$23,454

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Dynamic Asset Allocation Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2025, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	4.35%	Annually	11/02/2031	USD	837,500	$37,160	$–	$37,160
2.477%^	CPI	Annually	06/06/2030	USD	1,158,857	18,239	–	18,239
CPI^	2.506%	Annually	06/06/2030	USD	1,158,857	(17,937)	–	(17,937)
0.28096%	1-Day JPY-MUTKCALM	Annually	05/15/2026	JPY	264,893,382	4,624	–	4,624
0.29283%	TONAR	Annually	05/15/2026	JPY	209,944,853	3,544	–	3,544
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	6,487	–	6,487
3.432%	SOFR	Annually	12/11/2056	USD	107,637	11,801	–	11,801
4.161%	SOFR	Annually	11/02/2056	USD	214,675	(2,521)	–	(2,521)
						$61,397	$–	$61,397

A list of open OTC swap agreements held by the Fund at August 31, 2025, is as follows:

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	SOFR	EUROSTR -4 BPS	Quarterly	12/17/2025	EUR	3,245,546	$(187)	$–	$(187)
							$(187)	$–	$(187)

Percentages are based on Net Assets of $1,867,929 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2025.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,607	$57,391	$(62,881)	$—	$—	$14,117	$243	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 53.7%
U.S. Treasury Bill ^
4.293%, 09/11/2025 (A)	$2,000	$1,998
4.287%, 11/18/2025 (A)	1,500	1,487
4.286%, 09/16/2025 (A)	2,000	1,997
4.280%, 11/04/2025 (A)	11,775	11,691
4.275%, 10/16/2025 (A)	16,125	16,043
4.274%, 10/21/2025 (A)	12,345	12,275
4.272%, 10/28/2025 (A)	11,595	11,520
4.267%, 10/02/2025 (A)	385	384
4.264%, 10/07/2025 (A)	12,870	12,817
4.253%, 10/14/2025 (A)	280	279
4.244%, 09/23/2025 (A)	1,735	1,731
4.225%, 10/09/2025 (A)	190	189
1.800%, 09/30/2025 (A)	520	518
U.S. Treasury Inflation-Protected Securities
1.625%, 10/15/2027	6,840	6,974
1.625%, 10/15/2029	3,754	3,851
1.625%, 04/15/2030	27,513	28,098
1.250%, 04/15/2028	4,555	4,592
0.750%, 07/15/2028	22,083	22,074
0.375%, 07/15/2027	80,873	80,469
0.250%, 07/15/2029 (B)	119,849	116,796
0.125%, 01/15/2030	5,687	5,455
0.125%, 07/15/2030	11,179	10,679
U.S. Treasury Notes ^
4.875%, 05/31/2026	800	805
4.500%, 04/15/2027	600	607
4.388%, USBMMY3M + 0.245%, 01/31/2026 (C)	8,300	8,305
4.375%, 08/15/2026	1,200	1,205
4.375%, 07/15/2027	800	810
4.348%, USBMMY3M + 0.205%, 10/31/2026 (C)(D)	7,600	7,605
4.325%, USBMMY3M + 0.182%, 07/31/2026 (C)	2,300	2,302
4.313%, USBMMY3M + 0.170%, 10/31/2025 (C)	9,200	9,201
4.293%, USBMMY3M + 0.150%, 04/30/2026 (C)	5,300	5,301
4.250%, 12/31/2026	1,500	1,509
4.250%, 01/15/2028	700	710
4.250%, 02/15/2028	1,400	1,421
4.247%, USBMMY3M + 0.160%, 04/30/2027 (C)	3,500	3,500
4.246%, USBMMY3M + 0.159%, 07/31/2027 (C)	6,100	6,098
4.241%, USBMMY3M + 0.098%, 01/31/2027 (C)(D)	2,900	2,899
4.000%, 02/15/2026	700	700
3.875%, 05/31/2027	800	803
3.750%, 08/31/2026	400	400
3.750%, 05/15/2028	700	703

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.375%, 09/15/2027	$800	$796

Total U.S. Treasury Obligations
(Cost $401,347) ($ Thousands)		407,597

	Shares
COMMON STOCK — 29.3%

Communication Services — 2.4%
Alphabet Inc, Cl A	10,659	2,269
Alphabet Inc, Cl C	8,695	1,857
AST SpaceMobile Inc, Cl A *	2,457	120
AT&T Inc (E)	87,056	2,550
Cogent Communications Holdings Inc	409	16
Electronic Arts Inc	1,151	198
Frontier Communications Parent Inc *	3,058	113
GCI Liberty - Escrow *	1,350	—
Globalstar Inc *	342	10
Iridium Communications Inc	847	21
Liberty Global Ltd, Cl A *	1,779	21
Liberty Global Ltd, Cl C *	1,845	22
Liberty Latin America Ltd, Cl C *	3,003	25
Liberty Media Corp-Liberty Formula One, Cl C *	793	79
Liberty Media Corp-Liberty Live, Cl C *	268	26
Live Nation Entertainment Inc *	561	93
Lumen Technologies Inc *	12,326	61
Madison Square Garden Sports Corp, Cl A *	70	14
Match Group Inc	39	1
Meta Platforms Inc, Cl A	3,516	2,597
Millicom International Cellular SA	1,577	76
Netflix Inc *	1,744	2,107
Pinterest Inc, Cl A *	1,345	49
Reddit Inc, Cl A *	357	80
ROBLOX Corp, Cl A *	2,044	255
Roku Inc, Cl A *	332	32
Spotify Technology SA *	667	455
Take-Two Interactive Software Inc *	959	224
Telephone and Data Systems Inc	1,012	41
TKO Group Holdings Inc, Cl A	328	62
T-Mobile US Inc	5,776	1,456
Uniti Group *	2,997	19
Verizon Communications Inc	52,220	2,310
Walt Disney Co/The	7,767	920
Warner Bros Discovery Inc *(E)	7,974	93

		18,272
Consumer Staples — 7.2%
Albertsons Cos Inc, Cl A	6,592	128
Altria Group Inc (E)	29,686	1,995
Andersons Inc/The	375	15
Archer-Daniels-Midland Co	9,388	588
BellRing Brands Inc *	2,060	85
BJ's Wholesale Club Holdings Inc *	2,505	245

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Beer Co Inc/The, Cl A *	114	$25
Brown-Forman Corp, Cl A	1,163	35
Brown-Forman Corp, Cl B	3,236	97
Bunge Global SA	2,206	186
Cal-Maine Foods Inc	723	84
Campbell Soup Co	3,311	106
Casey's General Stores Inc	670	331
Celsius Holdings Inc *	2,785	175
Central Garden & Pet Co, Cl A *	586	19
Chefs' Warehouse Inc/The *	463	29
Church & Dwight Co Inc	4,521	421
Clorox Co/The	2,164	256
Coca-Cola Co/The (E)	69,173	4,772
Coca-Cola Consolidated Inc	960	113
Colgate-Palmolive Co	14,296	1,202
Conagra Brands Inc	7,793	149
Constellation Brands Inc, Cl A	2,664	431
Costco Wholesale Corp (E)	7,771	7,331
Coty Inc, Cl A *	5,345	23
Darling Ingredients Inc *	2,874	98
Dole PLC	1,997	29
Dollar General Corp	4,043	440
Dollar Tree Inc *	3,942	430
Edgewell Personal Care Co	606	15
elf Beauty Inc *	866	108
Energizer Holdings Inc	1,064	29
Estee Lauder Cos Inc/The, Cl A	4,643	426
Flowers Foods Inc	3,606	54
Fresh Del Monte Produce Inc	1,325	48
Freshpet Inc *	855	48
General Mills Inc	10,792	532
Grocery Outlet Holding Corp *	2,231	40
Hain Celestial Group Inc/The *	2,310	4
Herbalife Ltd *	2,495	24
Hershey Co/The	2,572	473
Hormel Foods Corp	5,163	131
Ingles Markets Inc, Cl A	394	27
Ingredion Inc	1,218	158
Inter Parfums Inc	259	30
J & J Snack Foods Corp	343	38
J M Smucker Co/The	1,714	189
John B Sanfilippo & Son Inc	339	22
Kellanova	5,053	402
Kenvue Inc	33,627	696
Keurig Dr Pepper Inc	24,247	705
Kimberly-Clark Corp	5,963	770
Kraft Heinz Co/The	15,225	426
Kroger Co/The	10,424	707
Lamb Weston Holdings Inc	2,133	123
Lancaster Colony Corp	385	70
Maplebear Inc *	2,689	117
McCormick & Co Inc/MD	4,317	304
MGP Ingredients Inc	315	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	3,008	$152
Mondelez International Inc, Cl A	23,163	1,423
Monster Beverage Corp *	12,929	807
National Beverage Corp *	330	14
Nu Skin Enterprises Inc, Cl A	1,445	18
PepsiCo Inc (E)	25,282	3,758
Performance Food Group Co *	2,704	274
Philip Morris International Inc (E)	27,186	4,544
Pilgrim's Pride Corp	633	28
Post Holdings Inc *	1,261	143
PriceSmart Inc	546	59
Primo Brands Corp	4,427	111
Procter & Gamble Co/The (E)	42,103	6,612
Reynolds Consumer Products Inc	542	13
Seaboard Corp	8	32
Simply Good Foods Co/The *	1,236	35
SpartanNash Co	326	9
Spectrum Brands Holdings Inc	552	32
Sprouts Farmers Market Inc *	1,710	240
Sysco Corp	8,561	689
Target Corp	8,264	793
TreeHouse Foods Inc *	1,204	22
Turning Point Brands Inc	398	40
Tyson Foods Inc, Cl A (E)	4,703	267
United Natural Foods Inc *	522	15
Universal Corp/VA	900	50
US Foods Holding Corp *	4,674	363
Utz Brands Inc	999	13
Vita Coco Co Inc/The *	334	12
Vital Farms Inc *	691	35
Walmart Inc (E)	76,965	7,464
WD-40 Co	260	56
Weis Markets Inc	493	35
WK Kellogg Co	473	11

		54,732
Energy — 7.4%
Antero Midstream Corp	9,030	161
Antero Resources Corp *	8,576	274
APA Corp	9,943	231
Archrock Inc	4,540	112
Ardmore Shipping Corp	1,704	20
Aris Water Solutions Inc, Cl A	177	4
Atlas Energy Solutions Inc, Cl A	1,722	20
Baker Hughes Co, Cl A	28,442	1,291
Bristow Group Inc *	716	28
Cactus Inc, Cl A	2,247	94
California Resources Corp	1,648	82
Calumet *	4,023	66
Centrus Energy Corp, Cl A *	501	101
Cheniere Energy Inc	6,335	1,532
Chesapeake Energy Corp	6,396	619
Chevron Corp (E)	55,234	8,871
Chord Energy Corp	1,650	181

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Civitas Resources Inc	2,814	$104
Clean Energy Fuels Corp *	7,126	19
CNX Resources Corp *	4,021	117
Comstock Resources Inc *	2,176	35
ConocoPhillips (E)	36,540	3,616
CONSOL Energy Inc *	1,581	117
Core Laboratories Inc	1,242	14
Coterra Energy Inc, Cl A	20,791	508
Crescent Energy Co, Cl A	3,953	38
CVR Energy Inc	501	15
Delek US Holdings Inc	2,371	66
Devon Energy Corp	19,304	697
DHT Holdings Inc	2,233	26
Diamondback Energy Inc	5,600	833
Diversified Energy Co PLC	685	11
Dorian LPG Ltd	858	27
DT Midstream Inc	2,744	286
Encore Energy Corp *	8,840	21
Energy Fuels Inc/Canada *	6,451	75
EOG Resources Inc	15,498	1,934
EQT Corp	17,386	901
Excelerate Energy Inc, Cl A	166	4
Expro Group Holdings NV *	1,878	23
Exxon Mobil Corp (E)	122,950	14,052
FLEX LNG Ltd	871	24
Golar LNG Ltd	2,400	105
Green Plains Inc *	2,152	24
Gulfport Energy Corp *	384	67
Halliburton Co	25,432	578
Helix Energy Solutions Group Inc *	6,039	40
Helmerich & Payne Inc	2,670	56
HF Sinclair Corp	4,401	224
Innovex International Inc *	1,494	26
International Seaways Inc	1,220	55
Kinder Morgan Inc	54,777	1,478
Kinetik Holdings Inc, Cl A	995	42
Kodiak Gas Services Inc	1,132	41
Kosmos Energy Ltd *	14,422	26
Liberty Energy Inc, Cl A	4,166	47
Magnolia Oil & Gas Corp, Cl A	4,896	122
Marathon Petroleum Corp (E)	9,045	1,625
Matador Resources Co	4,344	219
Murphy Oil Corp	4,078	101
Nabors Industries Ltd *	440	16
New Fortress Energy Inc, Cl A *	2,545	6
NextDecade Corp *	4,583	49
Noble Corp PLC	3,852	111
Nordic American Tankers Ltd	8,650	27
Northern Oil & Gas Inc	2,512	66
NOV Inc	11,666	155
Occidental Petroleum Corp	20,369	970
Oceaneering International Inc *	2,489	61
ONEOK Inc	17,874	1,365

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ovintiv Inc	7,559	$318
Par Pacific Holdings Inc *	1,423	49
Patterson-UTI Energy Inc	12,188	71
PBF Energy Inc, Cl A	2,798	76
Peabody Energy Corp	4,022	70
Permian Resources Corp, Cl A	19,163	274
Phillips 66	11,993	1,602
ProPetro Holding Corp *	2,710	14
Range Resources Corp	6,852	235
REX American Resources Corp *	440	28
RPC Inc	4,932	24
Sable Offshore Corp *	2,512	68
Schlumberger NV	44,741	1,648
Scorpio Tankers Inc	1,208	61
Seadrill Ltd *	2,025	65
Select Water Solutions Inc, Cl A	3,203	27
SFL Corp Ltd, Cl B	4,416	36
SM Energy Co	2,917	83
Solaris Energy Infrastructure Inc, Cl A	648	20
Talos Energy Inc *	3,994	39
Targa Resources Corp	6,278	1,053
TechnipFMC PLC	12,002	441
Teekay Tankers Ltd, Cl A	521	26
TETRA Technologies Inc *	89	—
Texas Pacific Land Corp	560	523
Tidewater Inc *	1,266	76
Transocean Ltd *	19,394	59
Uranium Energy Corp *	13,477	144
VAALCO Energy Inc	5,541	22
Valaris Ltd *	2,293	114
Valero Energy Corp (E)	8,935	1,358
Viper Energy Inc, Cl A	4,385	175
Vital Energy Inc *	4,161	74
Vitesse Energy Inc	1,178	31
Weatherford International PLC	2,472	158
Williams Cos Inc/The	34,180	1,978
World Kinect Corp	1,633	44

		56,036
Financials — 0.0%
Rocket Cos Inc, Cl A	699	13

Health Care — 6.0%
10X Genomics Inc, Cl A *	1,298	18
Abbott Laboratories	13,266	1,760
AbbVie Inc	13,760	2,895
ACADIA Pharmaceuticals Inc *	395	10
Addus HomeCare Corp *	242	28
ADMA Biologics Inc *	2,255	39
Agilent Technologies Inc	2,255	283
Agios Pharmaceuticals Inc *	229	9
Akero Therapeutics Inc *	628	29
Align Technology Inc *	1,160	165
Alkermes PLC *	1,229	36

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alnylam Pharmaceuticals Inc *	922	$412
Amgen Inc	4,390	1,263
Amgen, Inc. *(E)	–	—
Amicus Therapeutics Inc *	2,796	21
AMN Healthcare Services Inc *	384	8
Amphastar Pharmaceuticals Inc *	518	16
Apellis Pharmaceuticals Inc *	992	27
Arcellx Inc *	468	32
Arrowhead Pharmaceuticals Inc *	1,007	22
Avantor Inc *	4,642	63
Avidity Biosciences Inc *	998	46
Axsome Therapeutics Inc *	335	41
Azenta Inc *	455	14
Baxter International Inc	7,214	178
Baxter International, Inc. (E)	–	—
Beam Therapeutics Inc *	43	1
Becton Dickinson & Co	2,195	424
BioCryst Pharmaceuticals Inc *	2,934	24
Biogen Inc *	1,123	148
BioMarin Pharmaceutical Inc *	1,238	72
Bio-Rad Laboratories Inc, Cl A *	109	32
Bio-Techne Corp	1,241	68
Boston Scientific Corp *	11,396	1,202
Bridgebio Pharma Inc *	1,239	64
Bristol-Myers Squibb Co	17,533	827
Bruker Corp	555	19
Cardinal Health Inc	1,901	283
Catalyst Pharmaceuticals Inc *	283	6
Celldex Therapeutics Inc *	792	18
Cencora Inc	1,383	403
Centene Corp *	3,783	110
Certara Inc *	1,670	18
Charles River Laboratories International Inc *	423	69
Chemed Corp	145	66
Cigna Group/The	2,357	709
Concentra Group Holdings Parent Inc	902	21
CONMED Corp	440	24
Cooper Cos Inc/The *	1,679	113
Corcept Therapeutics Inc *	647	45
CorVel Corp *	300	27
Crinetics Pharmaceuticals Inc *	769	24
CRISPR Therapeutics *	1,518	79
CVS Health Corp	9,787	716
Cytokinetics Inc *	1,026	36
Danaher Corp	5,100	1,050
DaVita Inc *	377	52
Denali Therapeutics Inc *	1,280	20
DENTSPLY SIRONA Inc	1,927	28
Dexcom Inc *	3,637	274
Doximity Inc, Cl A *	796	54
Dynavax Technologies Corp, Cl A *	1,968	20
Dyne Therapeutics Inc *	769	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp *	4,555	$371
Elanco Animal Health Inc *	4,345	80
Elevance Health Inc	1,755	559
Eli Lilly & Co	6,326	4,634
Encompass Health Corp	724	88
Enovis Corp *	714	22
Ensign Group Inc/The	457	79
Envista Holdings Corp *	1,835	39
Exact Sciences Corp *	1,413	67
Exelixis Inc *	1,917	72
Fortrea Holdings Inc *	800	8
GE HealthCare Technologies Inc	3,658	270
Geron Corp *	6,774	9
Gilead Sciences Inc (E)	9,777	1,105
Glaukos Corp *	414	40
Globus Medical Inc, Cl A *	913	56
Guardant Health Inc *	659	44
Haemonetics Corp *	263	14
Halozyme Therapeutics Inc *	1,002	73
HCA Healthcare Inc	1,345	543
HealthEquity Inc *	537	48
Henry Schein Inc *	794	55
Hims & Hers Health Inc *	1,212	51
Hologic Inc *	1,760	118
Humana Inc	1,098	333
ICU Medical Inc *	216	28
Ideaya Biosciences Inc *	1,035	25
IDEXX Laboratories Inc *	708	458
Illumina Inc *	1,231	123
Incyte Corp *	1,271	108
Insmed Inc *	1,402	191
Inspire Medical Systems Inc *	203	19
Insulet Corp *	507	172
Integer Holdings Corp *	208	22
Integra LifeSciences Holdings Corp *	764	12
Intellia Therapeutics Inc *	1,368	16
Intuitive Surgical Inc *	2,915	1,380
Ionis Pharmaceuticals Inc *	1,251	53
Iovance Biotherapeutics Inc *	2,165	5
IQVIA Holdings Inc *	1,421	271
iRhythm Technologies Inc *	208	35
Jazz Pharmaceuticals PLC *	330	42
Johnson & Johnson	18,449	3,269
Krystal Biotech Inc *	207	31
Kymera Therapeutics Inc *	665	27
Labcorp Holdings Inc	632	176
Lantheus Holdings Inc *	349	19
LeMaitre Vascular Inc	263	25
Ligand Pharmaceuticals Inc *	253	41
LivaNova PLC *	534	30
Madrigal Pharmaceuticals Inc *	114	50
Masimo Corp *	264	37
McKesson Corp	988	678

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medpace Holdings Inc *	132	$63
Medtronic PLC	9,936	922
Merck & Co Inc	20,672	1,739
Merit Medical Systems Inc *	333	30
Mettler-Toledo International Inc *	174	226
Mirum Pharmaceuticals Inc *	947	70
Moderna Inc *	4,974	120
Molina Healthcare Inc *	436	79
Myriad Genetics Inc *	1,136	7
Natera Inc *	1,314	221
NeoGenomics Inc *	999	9
Neurocrine Biosciences Inc *	736	103
Novocure Ltd *	401	5
Nuvalent Inc, Cl A *	378	29
Option Care Health Inc *	858	25
Organon & Co	2,315	22
Penumbra Inc *	248	68
Perrigo Co PLC	1,200	29
Pfizer Inc	43,839	1,085
Premier Inc, Cl A	1,095	28
Prestige Consumer Healthcare Inc *	385	26
Privia Health Group Inc *	1,305	30
PROCEPT BioRobotics Corp *	175	7
Progyny Inc *	1,026	24
Protagonist Therapeutics Inc *	208	12
PTC Therapeutics Inc *	720	36
QIAGEN NV	1,570	73
Quest Diagnostics Inc	817	148
QuidelOrtho Corp *	663	19
RadNet Inc *	508	36
Regeneron Pharmaceuticals Inc	841	488
Repligen Corp *	352	43
ResMed Inc	1,196	328
REVOLUTION Medicines Inc *	1,202	46
Revvity Inc	811	73
Rhythm Pharmaceuticals Inc *	529	55
Roivant Sciences Ltd *	2,796	33
Royalty Pharma PLC, Cl A	3,011	108
Sarepta Therapeutics Inc *	614	11
Scholar Rock Holding Corp *	705	23
Select Medical Holdings Corp	1,118	15
Soleno Therapeutics Inc *	484	33
Solventum Corp *	1,402	102
Sotera Health Co *	1,761	29
STAAR Surgical Co *	652	18
STERIS PLC	773	189
Stryker Corp	2,738	1,072
Summit Therapeutics Inc *	1,450	34
Supernus Pharmaceuticals Inc *	701	32
Surgery Partners Inc *	1,007	23
Tandem Diabetes Care Inc *	721	9
Teladoc Health Inc *	1,526	12
Teleflex Inc	341	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tempus AI Inc, Cl A *	995	$75
Tenet Healthcare Corp *	622	115
TG Therapeutics Inc *	925	27
Thermo Fisher Scientific Inc	2,944	1,451
TransMedics Group Inc *	226	26
Twist Bioscience Corp *	246	7
UFP Technologies Inc *	94	20
Ultragenyx Pharmaceutical Inc *	748	22
United Therapeutics Corp *	327	100
UnitedHealth Group Inc (E)	7,559	2,342
Universal Health Services Inc, Cl B	360	65
Vaxcyte Inc *	704	22
Veeva Systems Inc, Cl A *	1,114	300
Veracyte Inc *	280	9
Vericel Corp *	606	22
Vertex Pharmaceuticals Inc *	2,049	801
Viatris Inc	10,287	109
Viking Therapeutics Inc *	743	20
Waters Corp *	476	144
Waystar Holding Corp *	769	29
West Pharmaceutical Services Inc	536	132
Xenon Pharmaceuticals *	4,870	189
Zimmer Biomet Holdings Inc	1,364	145
Zoetis Inc, Cl A	3,542	554

		45,528
Industrials — 0.0%
Brookfield Infrastructure Corp, Cl A	720	29

Information Technology — 1.9%
Accenture PLC, Cl A	1,293	336
Adobe Inc *	881	314
Akamai Technologies Inc *	269	21
Amdocs Ltd	325	28
AppLovin Corp, Cl A *	417	200
Atlassian Corp, Cl A *	338	60
Aurora Innovation Inc, Cl A *	1,779	10
Autodesk Inc *	384	121
Bentley Systems Inc, Cl B	555	31
BILL Holdings Inc *	323	15
Cadence Design Systems Inc *	527	185
Cloudflare Inc, Cl A *	700	146
Cognizant Technology Solutions Corp, Cl A	929	67
CommVault Systems Inc *	403	75
Confluent Inc, Cl A *	828	16
Crowdstrike Holdings Inc, Cl A *	467	198
Datadog Inc, Cl A *	571	78
DocuSign Inc, Cl A *	369	28
Dynatrace Inc *	887	45
Elastic NV *	325	28
EPAM Systems Inc *	189	33
Fair Isaac Corp *	47	72
Fortinet Inc *	1,127	89
Gartner Inc *	182	46

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gen Digital Inc	1,464	$44
Gitlab Inc, Cl A *	110	5
GoDaddy Inc, Cl A *	314	47
Guidewire Software Inc *	193	42
HubSpot Inc *	124	60
International Business Machines Corp	1,880	458
Intuit Inc	552	368
Kyndryl Holdings Inc *	441	14
Manhattan Associates Inc *	171	37
Microsoft Corp (E)	14,163	7,176
MicroStrategy Inc, Cl A *	456	152
MongoDB Inc, Cl A *	171	54
Nutanix Inc, Cl A *	491	33
Okta Inc, Cl A *	355	33
Oracle Corp	3,258	737
Palantir Technologies Inc, Cl A *	4,565	715
Palo Alto Networks Inc *	1,332	254
Procore Technologies Inc *	718	50
PTC Inc *	318	68
Qualys Inc *	156	21
Roper Technologies Inc	208	109
Rubrik Inc, Cl A *	532	48
Salesforce Inc	2,010	515
Samsara Inc, Cl A *	1,725	62
SentinelOne Inc, Cl A *	227	4
ServiceNow Inc *	453	416
Snowflake Inc, Cl A *	733	175
Synopsys Inc *	363	219
Twilio Inc, Cl A *	281	30
Tyler Technologies Inc *	98	55
Unity Software Inc *	978	39
VeriSign Inc	99	27
Workday Inc, Cl A *	460	106
Zoom Video Communications Inc, Cl A *	361	29
Zscaler Inc *	155	43

		14,487
Real Estate — 3.0%
Acadia Realty Trust ‡	1,420	28
Agree Realty Corp ‡	1,476	107
Alexander & Baldwin Inc ‡	3,310	64
Alexandria Real Estate Equities Inc ‡	2,541	209
American Assets Trust Inc ‡	1,452	30
American Healthcare REIT Inc ‡	1,916	82
American Homes 4 Rent, Cl A ‡	4,556	163
American Tower Corp, Cl A ‡	6,852	1,397
Americold Realty Trust Inc ‡	3,627	52
Apartment Investment and Management Co, Cl A ‡	6,125	48
Apple Hospitality REIT Inc ‡	2,807	37
Armada Hoffler Properties Inc ‡	1,769	13
AvalonBay Communities Inc ‡	2,163	424
Brixmor Property Group Inc ‡	4,377	123
Broadstone Net Lease Inc, Cl A ‡	2,229	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BXP Inc ‡	2,137	$155
Camden Property Trust ‡	1,582	177
CareTrust REIT Inc ‡	2,576	89
CBRE Group Inc, Cl A *	4,618	749
Centerspace ‡	430	26
Compass Inc, Cl A *	4,431	40
COPT Defense Properties ‡	1,824	53
CoStar Group Inc *	6,423	575
Cousins Properties Inc ‡	2,767	82
Crown Castle Inc ‡	6,283	623
CubeSmart ‡	2,854	117
Curbline Properties Corp ‡	1,744	39
Cushman & Wakefield PLC *	4,153	65
DiamondRock Hospitality Co ‡	4,058	35
Digital Realty Trust Inc ‡	4,950	830
Douglas Emmett Inc ‡	2,945	48
Easterly Government Properties Inc, Cl A ‡	2,734	63
EastGroup Properties Inc ‡	684	116
Elme Communities ‡	833	14
Empire State Realty Trust Inc, Cl A ‡	2,829	22
EPR Properties ‡	884	48
Equinix Inc ‡	1,427	1,122
Equity LifeStyle Properties Inc ‡	2,907	175
Equity Residential ‡	5,767	381
Essential Properties Realty Trust Inc ‡	2,294	72
Essex Property Trust Inc ‡	923	249
Extra Space Storage Inc ‡	4,008	575
Federal Realty Investment Trust ‡	1,263	127
First Industrial Realty Trust Inc ‡	1,909	100
Four Corners Property Trust Inc ‡	1,127	29
Gaming and Leisure Properties Inc ‡	4,123	198
Getty Realty Corp ‡	1,013	29
Global Net Lease Inc ‡	3,525	28
Healthcare Realty Trust Inc, Cl A ‡	5,015	87
Healthpeak Properties Inc ‡	10,590	190
Highwoods Properties Inc ‡	1,126	36
Host Hotels & Resorts Inc ‡	12,311	212
Howard Hughes Holdings Inc *	469	36
Independence Realty Trust Inc ‡	2,888	52
Innovative Industrial Properties Inc, Cl A ‡	383	22
InvenTrust Properties Corp ‡	1,459	43
Invitation Homes Inc ‡	9,380	294
Iron Mountain Inc ‡	4,194	387
JBG SMITH Properties ‡	2,091	45
Jones Lang LaSalle Inc *	687	210
Kennedy-Wilson Holdings Inc	161	1
Kilroy Realty Corp ‡	1,506	63
Kimco Realty Corp ‡	9,570	215
Kite Realty Group Trust ‡	3,172	72
Lamar Advertising Co, Cl A ‡	1,142	145
Lineage Inc ‡	927	39
LTC Properties Inc ‡	630	23
LXP Industrial Trust, Cl B ‡	2,833	26

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macerich Co/The ‡	4,270	$79
Medical Properties Trust Inc ‡	8,355	38
Mid-America Apartment Communities Inc ‡	1,704	248
Millrose Properties Inc	1,920	68
National Health Investors Inc ‡	543	43
National Storage Affiliates Trust ‡	1,000	32
NETSTREIT Corp ‡	576	11
Newmark Group Inc, Cl A	1,146	21
NexPoint Residential Trust Inc ‡	680	23
NNN REIT Inc ‡	2,710	116
Omega Healthcare Investors Inc ‡	4,452	190
Outfront Media Inc ‡	1,248	23
Paramount Group Inc *‡	865	6
Park Hotels & Resorts Inc ‡	2,647	31
Pebblebrook Hotel Trust ‡	7,808	87
Phillips Edison & Co Inc ‡	1,460	51
Piedmont Office Realty Trust Inc, Cl A ‡	2,606	22
PotlatchDeltic Corp ‡	905	38
Prologis Inc ‡	13,598	1,547
Public Storage ‡	2,372	699
Rayonier Inc ‡	2,078	55
Realty Income Corp ‡	13,105	770
Regency Centers Corp ‡	2,508	182
Rexford Industrial Realty Inc ‡	3,026	125
RLJ Lodging Trust ‡	3,616	28
Ryman Hospitality Properties Inc ‡	752	74
Sabra Health Care REIT Inc ‡	3,721	71
Safehold Inc ‡	1,365	22
SBA Communications Corp, Cl A ‡	1,520	311
Sila Realty Trust ‡	3,574	89
Simon Property Group Inc ‡	4,738	856
SITE Centers Corp ‡	872	11
SL Green Realty Corp ‡	1,003	57
St Joe Co/The	386	19
STAG Industrial Inc ‡	2,683	99
Summit Hotel Properties Inc ‡	3,591	20
Sun Communities Inc ‡	1,832	232
Sunstone Hotel Investors Inc ‡	2,968	28
Tanger Inc ‡	1,732	59
Terreno Realty Corp ‡	1,311	76
UDR Inc ‡	4,579	181
UMH Properties Inc ‡	1,654	26
Urban Edge Properties ‡	2,660	55
Ventas Inc ‡	6,064	413
Veris Residential Inc ‡	1,495	24
VICI Properties Inc, Cl A ‡	16,428	555
Vornado Realty Trust ‡	2,564	98
Welltower Inc ‡	9,775	1,645
Weyerhaeuser Co ‡	10,416	269
WP Carey Inc ‡	3,482	234
Xenia Hotels & Resorts Inc ‡	2,525	36
Zillow Group Inc, Cl A *	586	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl C *	2,259	$190

		22,398
Utilities — 1.4%
AES Corp/The	5,814	79
ALLETE Inc	454	29
Alliant Energy Corp	1,953	127
Ameren Corp	2,187	218
American Electric Power Co Inc	4,129	458
American States Water Co	222	17
American Water Works Co Inc	1,600	230
Atmos Energy Corp	1,270	211
Avista Corp	373	14
Black Hills Corp	539	32
Brookfield Renewable Corp	1,331	45
California Water Service Group	479	22
CenterPoint Energy Inc	4,376	165
Chesapeake Utilities Corp	224	28
Clearway Energy Inc, Cl C	1,100	33
CMS Energy Corp	2,430	174
Consolidated Edison Inc	2,793	274
Constellation Energy Corp	2,478	763
Dominion Energy Inc	6,720	403
DTE Energy Co	1,665	228
Duke Energy Corp	5,407	662
Edison International	3,063	172
Entergy Corp	3,491	307
Essential Utilities Inc	1,830	72
Evergy Inc	1,779	127
Eversource Energy	2,644	169
Exelon Corp	7,683	336
FirstEnergy Corp	4,475	195
Hawaiian Electric Industries Inc *	529	7
IDACORP Inc, Cl Rights	264	33
MDU Resources Group Inc	1,584	26
MGE Energy Inc	203	17
National Fuel Gas Co	652	57
New Jersey Resources Corp	716	34
NextEra Energy Inc	15,639	1,127
NiSource Inc	3,289	139
Northwest Natural Holding Co	440	18
Northwestern Energy Group Inc	385	22
NRG Energy Inc	1,557	227
OGE Energy Corp	1,316	59
Oklo Inc, Cl A *	943	69
ONE Gas Inc	504	39
Ormat Technologies Inc	438	40
Otter Tail Corp	302	25
PG&E Corp	17,401	266
Pinnacle West Capital Corp	805	72
Portland General Electric Co	470	20
PPL Corp	5,649	206
Public Service Enterprise Group Inc	3,999	329
Sempra	5,032	415

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SJW Group	437	$22
Southern Co/The	7,721	713
Southwest Gas Holdings Inc	639	51
Spire Inc	462	35
Talen Energy Corp *	426	161
TXNM Energy Inc	569	32
UGI Corp	1,531	53
Vistra Corp	2,617	495
WEC Energy Group Inc	2,484	265
Xcel Energy Inc	4,487	325

		10,989
Total Common Stock
(Cost $115,325) ($ Thousands)		222,484
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 6.6%
Communication Services — 0.1%
TELUS
7.000%, H15T5Y + 2.709%, 10/15/2055 (C)	$400	411
Warnermedia Holdings
3.755%, 03/15/2027	189	186

		597

Consumer Discretionary — 0.8%
Advance Auto Parts
7.000%, 08/01/2030 (F)	508	521
Flutter Treasury DAC
5.875%, 06/04/2031 (F)	492	501
Ford Motor
3.250%, 02/12/2032	369	317
Ford Motor Credit LLC
6.125%, 03/08/2034	338	332
Honda Motor
4.436%, 07/08/2028	612	616
Hyundai Capital America
6.100%, 09/21/2028 (F)	292	306
5.275%, 06/24/2027 (F)	94	95
5.250%, 01/08/2027 (F)	200	202
LG Energy Solution
5.375%, 04/02/2030 (F)	979	1,002
MDC Holdings
6.000%, 01/15/2043	340	310
Nissan Motor
4.345%, 09/17/2027 (F)	1,034	1,011
Qnity Electronics
5.750%, 08/15/2032 (F)	441	448
Wynn Macau
5.625%, 08/26/2028 (F)	341	339

		6,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.3%
Cargill
5.125%, 10/11/2032 (F)	$210	$217
General Mills
4.700%, 01/30/2027	194	195
Imperial Brands Finance
4.500%, 06/30/2028 (F)	259	261
3.875%, 07/26/2029 (F)	365	357
Philip Morris International
5.375%, 02/15/2033	606	627
Roche Holdings
4.203%, 09/09/2029 (F)	561	564

		2,221

Energy — 0.7%
Continental Resources/Oklahoma
4.375%, 01/15/2028	574	571
Devon Energy
5.200%, 09/15/2034	559	548
Ecopetrol
8.625%, 01/19/2029	611	662
Eni
5.750%, 05/19/2035 (F)	589	608
MPLX
5.400%, 09/15/2035	378	373
Occidental Petroleum
5.200%, 08/01/2029	184	186
ONEOK
6.050%, 09/01/2033	271	285
5.400%, 10/15/2035	529	524
ONEOK Partners
6.125%, 02/01/2041	54	55
Targa Resources
5.650%, 02/15/2036	123	124
4.900%, 09/15/2030	112	114
Var Energi
8.000%, 11/15/2032 (F)	357	409
7.500%, 01/15/2028 (F)	276	293
Woodside Finance
6.000%, 05/19/2035	225	233
5.400%, 05/19/2030	87	89

		5,074

Financials — 2.7%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (C)(F)	308	328
5.320%, SOFRRATE + 1.650%, 05/15/2031 (C)(F)	589	604
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	300	317

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (C)	$708	$716
Athene Global Funding
5.583%, 01/09/2029 (F)	32	33
5.033%, 07/17/2030 (F)	268	272
2.717%, 01/07/2029 (F)	80	76
2.550%, 11/19/2030 (F)	47	42
1.985%, 08/19/2028 (F)	211	198
Aviation Capital Group LLC
4.875%, 10/01/2025 (F)	175	175
3.500%, 11/01/2027 (F)	104	102
1.950%, 01/30/2026 (F)	406	402
1.950%, 09/20/2026 (F)	142	138
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (C)	200	230
5.381%, 03/13/2029	200	207
Banco Santander
6.921%, 08/08/2033	400	441
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	200	199
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(F)	368	368
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (C)(F)	251	261
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (F)	550	555
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (C)	253	258
5.335%, SOFRRATE + 1.910%, 09/10/2035 (C)	296	296
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (C)(F)	704	738
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(F)	229	234
6.037%, SOFRRATE + 2.260%, 06/15/2035 (C)(F)	391	412
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)	470	506
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)	583	574
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)	73	76
6.020%, SOFRRATE + 1.830%, 01/24/2036 (C)	12	13
4.643%, SOFRRATE + 1.143%, 05/07/2028 (C)	593	596

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(F)	$470	$491
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (C)(F)	272	274
Deutsche Bank NY
5.373%, SOFRRATE + 1.210%, 01/10/2029 (C)	241	247
4.950%, SOFRRATE + 1.300%, 08/04/2031 (C)	168	169
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)	330	328
Fiserv
4.550%, 02/15/2031	358	358
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(C)(G)	296	288
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (C)	762	859
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (C)	371	377
Intesa Sanpaolo
7.200%, 11/28/2033 (F)	231	261
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)	323	373
7.500%, USISDA05 + 4.496%(C)(G)	805	807
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (C)	535	536
Mastercard
4.550%, 01/15/2035	403	398
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (C)	250	256
Nationwide Building Society
5.537%, SOFRRATE + 1.650%, 07/14/2036 (C)(F)	220	224
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(F)	307	301
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (C)	388	397
3.032%, H15T5Y + 2.350%, 11/28/2035 (C)	239	218
Principal Life Global Funding II
5.100%, 01/25/2029 (F)	439	450
Santander Holdings USA
5.473%, SOFRRATE + 1.610%, 03/20/2029 (C)	9	9

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (C)		$268	$280
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(F)		221	224
2.889%, H15T1Y + 1.300%, 06/09/2032 (C)(F)		200	178
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(F)		303	296
Standard Chartered
6.082%, TSFR3M + 1.772%(C)(F)(G)		400	382
5.545%, H15T1Y + 1.050%, 01/21/2029 (C)(F)		355	364
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (F)		212	213
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)		600	561
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		200	201
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (C)		195	197
UBS Group
9.250%, H15T5Y + 4.745%(C)(F)(G)		278	305
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(F)		421	420
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(F)		229	225

			20,834

Health Care — 0.1%
Eli Lilly
4.000%, 10/15/2028		569	570
Organon & Co
2.875%, 04/30/2028	EUR	200	227

			797

Industrials — 0.5%
Axon Enterprise
6.250%, 03/15/2033 (F)		$228	236
6.125%, 03/15/2030 (F)		310	318
Boeing
3.250%, 02/01/2028		296	289
Delta Air Lines
4.750%, 10/20/2028 (F)		450	453
ENA Master Trust
4.000%, 05/19/2048 (F)		269	198
Lima Metro Line 2 Finance
5.875%, 07/05/2034		185	190
4.350%, 04/05/2036		287	274
4.350%, 04/05/2036 (F)		178	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mileage Plan IP
5.021%, 10/20/2029 (F)	$67	$67
Regal Rexnord
6.050%, 02/15/2026	770	773
Republic Services
4.750%, 07/15/2030	587	603
Westinghouse Air Brake Technologies
4.900%, 05/29/2030	601	614

		4,185

Information Technology — 0.2%
Broadcom
5.050%, 07/12/2027	223	227
4.900%, 07/15/2032	77	78
4.150%, 02/15/2028	143	143
Kioxia Holdings
6.625%, 07/24/2033 (F)	553	549
TSMC Arizona
3.875%, 04/22/2027	345	344

		1,341

Materials — 0.2%
Braskem Netherlands Finance BV
4.500%, 01/10/2028	263	205
Glencore Funding LLC
6.500%, 10/06/2033 (F)	327	357
5.338%, 04/04/2027 (F)	105	107
5.186%, 04/01/2030 (F)	53	54
4.907%, 04/01/2028 (F)	118	120
OCP
6.100%, 04/30/2030 (F)	308	317
Volcan Cia Minera SAA
8.750%, 01/24/2030 (F)	69	70

		1,230

Real Estate — 0.1%
GLP Capital
5.250%, 02/15/2033	430	428
Omega Healthcare Investors
5.200%, 07/01/2030	105	106

		534

Utilities — 0.9%
Aegea Finance Sarl
6.750%, 05/20/2029	280	283
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (F)	279	260
Alexander Funding Trust II
7.467%, 07/31/2028 (F)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (C)	372	396
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	529

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 04/01/2033	$24	$24
4.950%, 08/15/2035	18	18
Chile Electricity Lux Mpc II SARL
5.672%, 10/20/2035 (F)	226	230
5.580%, 10/20/2035 (F)	545	551
Comision Federal de Electricidad
4.688%, 05/15/2029 (F)	294	288
4.688%, 05/15/2029	207	203
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2043	314	248
Electricite de France
9.125%, H15T5Y + 5.411%(C)(F)(G)	261	301
Engie Energia Chile
6.375%, 04/17/2034 (F)	330	347
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (F)	282	290
Israel Electric MTN
4.250%, 08/14/2028 (F)	236	232
Kallpa Generacion
5.875%, 01/30/2032 (F)	578	600
Niagara Mohawk Power
5.290%, 01/17/2034 (F)	212	214
4.647%, 10/03/2030 (F)	398	399
Public Service of Colorado
5.150%, 09/15/2035	566	562
Terraform Global Operating LLC
6.125%, 03/01/2026 (F)	31	31
Vistra
7.000%, H15T5Y + 5.740%(C)(F)(G)	272	275
Vistra Operations LLC
6.950%, 10/15/2033 (F)	415	458

		6,850

Total Corporate Obligations
(Cost $48,799) ($ Thousands)		49,663

ASSET-BACKED SECURITIES — 3.5%
Automotive — 1.7%

ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(F)	291	292
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(F)	235	236
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(F)	816	818
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(F)	379	379
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(F)	64	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(F)	$464	$465
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(F)	978	981
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(F)	589	597
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(F)	485	494
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	32	31
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	60	58
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	403
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	220	220
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(F)	112	113
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(F)	211	212
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(F)	510	501
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(F)	201	201
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(F)	17	17
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(F)	411	417
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(F)	198	201
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(F)	791	795
Lendbuzz Securitization Trust, Ser 2025-2A, Cl A2
5.180%, 05/15/2030(F)	652	655
Lobel Automobile Receivables Trust, Ser 2025-1, Cl A
5.060%, 11/15/2027(F)	579	580

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(F)	$792	$793
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(F)	39	39
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(F)	930	934
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	548
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	89	89
SBNA Auto Receivables Trust, Ser 2025-SF1, Cl B
5.120%, 03/17/2031(F)	153	154
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(F)	68	68
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/2029(F)	562	564
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(F)	914	916
		12,835

Credit Cards — 0.3%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(F)	650	655
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(F)	958	967
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(F)	724	735
		2,357

Other Asset-Backed Securities — 1.5%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(F)	688	650
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(F)	189	189
Affirm Asset Securitization Trust, Ser 2025-X1, Cl A
5.080%, 04/15/2030(F)	551	551
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(F)	52	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.637%, TSFR3M + 1.312%, 04/20/2034(C)(F)	$853	$855
Bellemeade Re, Ser 2022-2, Cl M1A
8.350%, SOFR30A + 4.000%, 09/27/2032(C)(F)	64	64
Bellemeade Re, Ser 2023-1, Cl M1A
6.548%, SOFR30A + 2.200%, 10/25/2033(C)(F)	459	461
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(F)	160	157
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(F)	147	136
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(F)	283	285
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(F)	768	730
Eagle RE, Ser 2023-1, Cl M1A
6.350%, SOFR30A + 2.000%, 09/26/2033(C)(F)	275	276
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(F)	330	331
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(F)	192	178
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(F)	361	360
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(F)	254	244
Kings Park CLO, Ser 2021-1A, Cl A
5.717%, TSFR3M + 1.392%, 01/21/2035(C)(F)	706	707
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(F)	60	60
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(F)	18	18
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(F)	115	110
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(F)	102	96
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(F)	25	25
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(F)	338	336
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(F)	326	326
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(F)	195	197
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(F)	652	653

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.103%, 07/15/2032(C)(F)	$157	$158
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl A2
5.365%, 12/15/2032(F)	157	158
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(F)	202	203
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(F)	329	332
Rad CLO 14, Ser 2021-14A, Cl A
5.749%, TSFR3M + 1.432%, 01/15/2035(C)(F)	500	501
Regatta XIX Funding, Ser 2022-1A, Cl A1
5.646%, TSFR3M + 1.320%, 04/20/2035(C)(F)	691	693
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(F)	224	211
VFI ABS 2025-1 LLC, Ser 2025-1A, Cl A
4.780%, 06/24/2030(F)	734	736
		11,039

Total Asset-Backed Securities
(Cost $26,297) ($ Thousands)		26,231

MORTGAGE-BACKED SECURITIES — 3.0%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
1.543%, 05/15/2046(C)	491	55
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.693%, 06/15/2047(C)	734	89
FHLMC CMO, Ser 2017-4719, Cl JS, IO
1.693%, 09/15/2047(C)	549	66
FHLMC CMO, Ser 2020-4954, Cl SL, IO
1.587%, 02/25/2050(C)	754	91
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.637%, 06/25/2050(C)	1,512	173
FNMA CMO, Ser 2014-78, Cl SE, IO
1.637%, 12/25/2044(C)	507	54
FNMA CMO, Ser 2016-77, Cl DS, IO
1.537%, 10/25/2046(C)	507	59
FNMA CMO, Ser 2017-62, Cl AS, IO
1.687%, 08/25/2047(C)	620	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-122, Cl SA, IO
1.745%, 08/20/2047(C)	$495	$68

		727
Non-Agency Mortgage-Backed Obligations — 2.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	28	19
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	181	88
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	69	47
AREIT Trust, Ser 2022-CRE6, Cl A
5.592%, SOFR30A + 1.250%, 01/20/2037(C)(F)	735	735
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.619%, TSFR1M + 2.254%, 10/15/2037(C)(F)	710	710
BFLD Trust, Ser 2021-FPM, Cl A
6.079%, TSFR1M + 1.714%, 06/15/2038(C)(F)	1,065	1,065
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
6.213%, TSFR1M + 1.850%, 08/15/2042(C)(F)	605	607
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.309%, TSFR1M + 1.946%, 04/15/2034(C)(F)	152	149
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.559%, TSFR1M + 2.196%, 04/15/2034(C)(F)	610	594
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	31
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	86	34
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(F)	441	435
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.998%, SOFR30A + 1.650%, 12/25/2041(C)(F)	304	306
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.248%, SOFR30A + 1.900%, 12/25/2041(C)(F)	1,008	1,017

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
5.548%, SOFR30A + 1.200%, 01/25/2042(C)(F)	$79	$79
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.848%, SOFR30A + 3.500%, 03/25/2042(C)(F)	744	770
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.448%, SOFR30A + 3.100%, 03/25/2042(C)(F)	185	190
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.648%, SOFR30A + 2.300%, 01/25/2043(C)(F)	923	943
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.848%, SOFR30A + 2.500%, 04/25/2043(C)(F)	581	590
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.650%, SOFR30A + 2.300%, 05/25/2043(C)(F)	605	617
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.250%, SOFR30A + 1.900%, 06/25/2043(C)(F)	576	580
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.948%, SOFR30A + 1.600%, 03/25/2045(C)(F)	699	703
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
5.548%, SOFR30A + 1.200%, 07/25/2045(C)(F)	922	925
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.817%, TSFR1M + 0.494%, 12/25/2036(C)	128	40
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.348%, SOFR30A + 2.000%, 01/25/2051(C)(F)	30	30
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.998%, SOFR30A + 1.650%, 01/25/2034(C)(F)	78	78
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.848%, SOFR30A + 1.500%, 10/25/2041(C)(F)	856	859

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.148%, SOFR30A + 1.800%, 11/25/2041(C)(F)	$953	$961
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
5.298%, SOFR30A + 0.950%, 12/25/2041(C)(F)	728	727
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.698%, SOFR30A + 2.350%, 12/25/2041(C)(F)	635	644
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.648%, SOFR30A + 1.300%, 02/25/2042(C)(F)	168	168
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.298%, SOFR30A + 2.950%, 06/25/2042(C)(F)	280	286
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.848%, SOFR30A + 2.500%, 03/25/2052(C)(F)	341	345
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.450%, SOFR30A + 2.100%, 03/25/2043(C)(F)	329	334
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.450%, SOFR30A + 2.100%, 04/25/2043(C)(F)	200	203
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.848%, SOFR30A + 3.500%, 05/25/2043(C)(F)	1,327	1,400
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.348%, SOFR30A + 2.000%, 05/25/2043(C)(F)	510	515
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.548%, SOFR30A + 1.200%, 08/25/2044(C)(F)	619	620
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.548%, SOFR30A + 1.200%, 05/25/2045(C)(F)	274	275
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
5.448%, SOFR30A + 1.100%, 05/25/2045(C)(F)	262	262

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities Trust, Ser 2015-C04, Cl 1M2
10.163%, SOFR30A + 5.814%, 04/25/2028(C)	$44	$44
FNMA Connecticut Avenue Securities Trust, Ser 2021-R02, Cl 2M2
6.348%, SOFR30A + 2.000%, 11/25/2041(C)(F)	409	412
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.294%, 08/10/2044(C)(F)	12	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	652
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	23
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	173	171
HFX, Ser 2017-1A, Cl A3
3.622%, 03/15/2035	6	6
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.937%, TSFR1M + 0.614%, 03/25/2035(C)	16	13
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.551%, 09/15/2047(C)	886	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
6.537%, TSFR1M + 2.214%, 04/25/2047(C)(F)	81	82
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.943%, TSFR1M + 1.579%, 07/15/2036(C)(F)	294	282
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(F)	766	785
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.486%, 11/15/2049(C)	620	594
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.963%, SOFR30A + 5.614%, 11/25/2025(C)(F)	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.713%, SOFR30A + 5.364%, 11/25/2025(C)(F)	$82	$86

		22,182
Total Mortgage-Backed Securities
(Cost $23,555) ($ Thousands)		22,909

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FFCB^
4.575%, SOFRRATE + 0.235%, 02/11/2028(C)	800	800
4.570%, SOFRRATE + 0.230%, 08/01/2028(C)	1,300	1,300
4.360%, SOFRRATE + 0.020%, 11/06/2025(C)	700	700
FHLB^
4.570%, SOFRRATE + 0.230%, 07/14/2028(C)	1,300	1,300
4.000%, 10/09/2026	400	401
FHLMC^
4.560%, SOFRRATE + 0.220%, 05/23/2028(C)	1,400	1,400
4.480%, SOFRRATE + 0.140%, 10/16/2026(C)	800	800
FNMA^
4.600%, SOFRRATE + 0.260%, 11/05/2027(C)	700	701

Total U.S. Government Agency Obligations
(Cost $7,400) ($ Thousands)		7,402

	Shares
REGISTERED INVESTMENT COMPANY — 0.3%
Sprott Physical Uranium Trust *	103,500	1,894
Total Registered Investment Company

(Cost $1,703) ($ Thousands)		1,894

	Face Amount (Thousands)
SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	$213	184
Dominican Republic International Bond
4.875%, 09/23/2032	399	376
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(F)	298	302

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Romanian Government International Bond
5.750%, 09/16/2030(F)	$868	$876

Total Sovereign Debt
(Cost $1,710) ($ Thousands)		1,738

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡	366	–
Blueprint Medicens Corp CVR *‡‡	340	–
Mirati Therapeutics CVR *‡‡	600	–
Novartis AG CVR *‡‡	972	–
Walgreens Boots Alliance *‡‡	12,847	7
Total Rights
(Cost $—) ($ Thousands)		7

Total Investments in Securities — 97.6%
(Cost $626,136) ($ Thousands)		$739,925

	Shares
COMMON STOCK SOLD SHORT— (2.9)%
Communication Services — (0.6)%
Cable One Inc	(94)	(15)
Charter Communications Inc, Cl A *	(1,427)	(379)
Comcast Corp, Cl A	(54,049)	(1,836)
DoubleVerify Holdings Inc *	(2,002)	(33)
EchoStar Corp, Cl A *	(2,077)	(128)
Fox Corp	(5,059)	(291)
Interpublic Group of Cos Inc/The	(4,938)	(133)
John Wiley & Sons Inc, Cl A	(666)	(27)
Liberty Broadband Corp, Cl A *	(98)	(6)
Liberty Broadband Corp, Cl C *	(1,515)	(92)
Magnite Inc *	(2,302)	(60)
New York Times Co/The, Cl A	(2,319)	(139)
News Corp	(1,169)	(40)
News Corp, Cl A	(10,408)	(306)
Nexstar Media Group Inc, Cl A	(321)	(66)
Omnicom Group Inc	(3,935)	(308)
Paramount Skydance Corp *	(2,909)	(43)
Sirius XM Holdings Inc	(3,012)	(71)
TEGNA Inc	(1,421)	(30)
Trade Desk Inc/The, Cl A *	(6,273)	(343)

		(4,346)

Energy — 0.0%
CONSOL Energy Inc *	(121)	(9)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(2,862)	(465)
Amphenol Corp, Cl A	(1,932)	(210)
Analog Devices Inc	(857)	(215)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Apple Inc	(23,994)	$(5,570)
Applied Materials Inc	(1,370)	(220)
Arista Networks Inc *	(1,746)	(238)
Arrow Electronics Inc *	(114)	(14)
Astera Labs Inc *	(234)	(43)
Broadcom Inc	(7,572)	(2,252)
CDW Corp/DE	(262)	(43)
Ciena Corp *	(329)	(31)
Cisco Systems Inc	(8,251)	(570)
Coherent Corp *	(337)	(31)
Corning Inc	(1,022)	(69)
Credo Technology Group Holding Ltd *	(136)	(17)
Dell Technologies Inc, Cl C	(478)	(58)
Entegris Inc	(255)	(21)
F5 Inc *	(125)	(39)
Fabrinet *	(104)	(34)
First Solar Inc *	(142)	(28)
Flex Ltd *	(1,198)	(64)
GCI Liberty Inc, Cl A *	(19)	(1)
GCI Liberty Inc, Cl C *	(303)	(11)
Hewlett Packard Enterprise Co	(1,748)	(39)
HP Inc	(1,825)	(52)
Intel Corp	(7,314)	(178)
Jabil Inc	(181)	(37)
Keysight Technologies Inc *	(317)	(52)
KLA Corp	(230)	(201)
Lam Research Corp	(2,303)	(231)
Lattice Semiconductor Corp *	(31)	(2)
MACOM Technology Solutions Holdings Inc *	(57)	(7)
Marvell Technology Inc	(1,364)	(86)
Microchip Technology Inc	(972)	(63)
Micron Technology Inc	(1,947)	(232)
Monolithic Power Systems Inc	(61)	(51)
Motorola Solutions Inc	(283)	(134)
NetApp Inc	(264)	(30)
NVIDIA Corp	(30,419)	(5,298)
ON Semiconductor Corp *	(983)	(49)
Onto Innovation Inc *	(151)	(16)
Pure Storage Inc, Cl A *	(588)	(46)
Qorvo Inc *	(220)	(20)
QUALCOMM Inc	(2,061)	(331)
Skyworks Solutions Inc	(374)	(28)
Super Micro Computer Inc *	(536)	(22)
TD SYNNEX Corp	(44)	(7)
Teledyne Technologies Inc *	(84)	(45)
Teradyne Inc	(212)	(25)
Texas Instruments Inc	(1,603)	(325)
Trimble Inc *	(294)	(24)
Western Digital Corp	(626)	(50)
Zebra Technologies Corp, Cl A *	(97)	(31)

		(17,956)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Total Common Stock Sold Short

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
(Proceeds $19,446) ($ Thousands)		$(22,311)

Total Investments Sold Short — (2.9)%
(Proceeds $19,446) ($ Thousands)		$(22,311)

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	160	Sep-2025	$10,648	$10,797	$149
CA Carbon Allowance^	45	Dec-2025	1,269	1,327	58
CA Low Carbon Fuel^	13	Dec-2026	74	84	10
Coffee C^	28	Dec-2025	3,396	4,054	658
Coffee C^	16	Mar-2026	2,044	2,243	199
Copper^	27	Dec-2025	3,068	3,098	30
Copper^	18	Dec-2025	2,506	2,065	(441)
Corn^	120	Mar-2026	2,529	2,626	97
Corn^	262	Dec-2025	5,339	5,506	167
Cotton No. 2^	78	Mar-2026	2,676	2,669	(7)
Feeder Cattle^	19	Nov-2025	3,253	3,455	202
Feeder Cattle^	3	Oct-2025	509	546	37
Gasoline^	25	Sep-2025	2,018	2,067	49
Gold^	79	Dec-2025	26,954	27,778	824
ICE ECX Emission^	6	Dec-2025	496	512	13
KC HRW Wheat^	17	Dec-2025	449	442	(7)
Lean Hogs^	11	Dec-2025	365	385	20
Lean Hogs^	17	Feb-2026	589	609	20
Lean Hogs^	42	Oct-2025	1,527	1,596	69
Live Cattle^	24	Feb-2026	2,221	2,326	105
Live Cattle^	67	Oct-2025	5,994	6,423	429
LME Copper^	15	Jan-2026	3,673	3,727	54
LME Copper^	6	Dec-2025	1,454	1,489	35
LME Primary Aluminum^	136	Dec-2025	8,882	8,899	17
LME Zinc^	16	Dec-2025	1,119	1,129	10
LME Zinc^	8	Dec-2025	566	565	(1)
Low Sulphur Gasoil^	40	Oct-2025	2,831	2,690	(141)
Low Sulphur Gasoil^	79	Nov-2025	5,266	5,238	(28)
Mill Wheat^	80	Mar-2026	962	941	(26)
Natural Gas^	58	Nov-2026	2,623	2,644	21
Natural Gas^	71	Oct-2025	2,354	2,367	13
Natural Gas^	4	Sep-2025	125	120	(5)
Natural Gas^	26	Sep-2026	1,068	1,028	(40)
NY Harbor ULSD^	28	Nov-2025	2,647	2,641	(6)
NY Harbor ULSD^	10	Dec-2025	934	940	6
NY Harbor ULSD^	40	Oct-2025	3,764	3,799	35
NYMEX Cocoa^	3	Dec-2025	246	231	(15)
Palladium^	11	Dec-2025	1,271	1,237	(34)
Platinum^	19	Oct-2025	1,215	1,302	87
Platinum^	3	Oct-2025	215	205	(10)
Silver^	23	Dec-2025	4,486	4,683	197
Soybean^	270	Nov-2025	13,850	14,236	386
Soybean Meal^	77	Dec-2025	2,205	2,225	20
Soybean Oil^	55	Jul-2026	1,764	1,737	(27)
Soybean Oil^	89	Dec-2025	2,901	2,784	(117)
Sugar No. 11^	63	Sep-2025	1,169	1,156	(13)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. 2-Year Treasury Note	278	Dec-2025	$57,945	$57,974	$29
U.S. 5-Year Treasury Note	241	Dec-2025	26,266	26,382	116
UK Emission Allowance^	5	Dec-2025	339	359	16
Wheat^	44	Dec-2025	1,161	1,175	14
WTI Crude Oil^	18	Oct-2025	1,105	1,142	37
WTI Crude Oil^	57	Dec-2025	3,527	3,574	47
			235,857	239,227	3,358
Short Contracts
Brent Crude^	(39)	Oct-2026	$(2,576)	$(2,566)	$10
Brent Crude^	(26)	Oct-2025	(1,730)	(1,739)	(9)
Cotton No. 2^	(41)	Dec-2025	(1,395)	(1,364)	31
E-mini S&P Select Sector Consumer Discretionary	(287)	Sep-2025	(62,289)	(67,256)	(4,967)
Gasoline^	(6)	Oct-2025	(481)	(483)	(2)
Gasoline^	(4)	Dec-2025	(310)	(312)	(2)
KC HRW Wheat^	(5)	Dec-2025	(137)	(130)	7
LME Lead^	(28)	Dec-2025	(1,394)	(1,399)	(5)
LME Nicke^l	(21)	Dec-2025	(1,933)	(1,948)	(15)
LME Primary Aluminum^	(20)	Dec-2026	(1,309)	(1,332)	(23)
MSCI EAFE Index	(84)	Sep-2025	(11,209)	(11,428)	(219)
Natural Gas^	(8)	Apr-2028	(266)	(261)	5
Natural Gas^	(8)	May-2028	(278)	(272)	6
Natural Gas^	(13)	Mar-2027	(464)	(448)	16
Natural Gas^	(8)	Mar-2028	(267)	(263)	4
Natural Gas^	(13)	Apr-2027	(458)	(444)	14
Natural Gas^	(13)	May-2027	(475)	(464)	11
NYMEX Cocoa^	(33)	Dec-2025	(2,681)	(2,545)	136
S&P 500 Index E-MINI	(68)	Sep-2025	(20,603)	(22,007)	(1,404)
S&P 500 Materials Sector Index	(117)	Sep-2025	(10,936)	(11,454)	(518)
U.S. Ultra Long Treasury Bond	(3)	Dec-2025	(350)	(350)	–
Ultra 10-Year U.S. Treasury Note	(73)	Dec-2025	(8,355)	(8,352)	3
Wheat^	(16)	Dec-2025	(449)	(427)	22
			(130,345)	(137,244)	(6,899)
			$105,512	$101,983	$(3,541)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/10/25	EUR	125	USD	147	$—

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Multi-Asset Real Return Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2025, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
ITRAXX-AUSTRALIA-S43	1.00%	Quarterly	06/20/2030	$11,289	$(164)	$(118)	$(46)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX-NA.IG.S44.V1-5Y	1.00%	Quarterly	06/20/2030	$11,289	$245	$206	$39

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	CPI	Annually	07/15/2028	USD	82,145	$3,386	$–	$3,386
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	145	142	3
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	193	224	(31)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	73	106	(33)
1.9950%	SOFR	Annually	07/12/2027	USD	720	19	27	(8)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	280	369	(89)
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	187	226	(39)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	885	1,002	(117)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	27	32	(5)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	32	38	(6)
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	1,777	1,981	(204)
						$7,004	$4,147	$2,857

Percentages are based on Net Assets of $758,361 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2025.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open swap agreements.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(F)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $70,742 ($ Thousands), representing 9.3% of the Net Assets of the Fund.

(G)	Perpetual security with no stated maturity date.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2025

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
TRY — Turkish Lira
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ACWI — All Country World Index
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
BOBL — Bundesobligationen (German Debt Issuance)
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BUND — German Fixed Interest Bond
BUXL — German Debt Agency Bond
CDO — Collateralized Debt Obligation
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
COOVIBR — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
HRW — Hard Red Winter
IBEX— Spanish Stock Exchange Index
IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations
NATL— National Public Finance Guarantee Corporation

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2025

 (Concluded)

NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-Voting Depository Receipt
NYMEX — New York Mercantile Exchange
OIS — Overnight Index Swap
OMX — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
Pty — Proprietary
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv US IBOR Consumer Cash Fallback 1 Year
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
STACR — Structured Agency Credit Risk
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offer Rate
THOR — Thai Overnight Repurchase Rate
TOPIX — Tokyo Price Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR6M — Term Secured Overnight Financing Rate 6 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
TSX — Toronto Stock Exchange
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

SEI Institutional Investments Trust